UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

2016 Semiannual Report September 30, 2016 TIAA-CREF Real Estate Securities Fund of the TIAA-CREF Funds

Understanding your fund report

This semiannual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended September 30, 2016. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 8 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2016–September 30, 2016).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended September 30, 2016

			Expenses paid
	Beginning	Ending	during period*
	account value	account value	(4/1/16–
Real Estate Securities Fund	(4/1/16)	(9/30/16)	9/30/16)
Institutional Class
Actual return	$1,000.00	$1,040.22	$2.56
5% annual hypothetical return	1,000.00	1,022.56	2.54
Advisor Class
Actual return	1,000.00	1,040.49	2.66
5% annual hypothetical return	1,000.00	1,022.46	2.64
Premier Class
Actual return	1,000.00	1,040.11	3.32
5% annual hypothetical return	1,000.00	1,021.81	3.29
Retirement Class
Actual return	1,000.00	1,039.41	3.83
5% annual hypothetical return	1,000.00	1,021.31	3.80
Retail Class
Actual return	1,000.00	1,038.91	4.09
5% annual hypothetical return	1,000.00	1,021.06	4.05

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.52% for the Advisor Class, 0.65% for the Premier Class, 0.75% for the Retirement Class and 0.80% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, in- cluding the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE NAREIT Index Series vest in FTSE and the National Association of Real Estate Investment Trusts (“NAREIT”). Neither FTSE nor its licensors, nor NAREIT, accept any liability for any errors or omissions in the FTSE NAREIT Index Series or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	5

Real Estate Securities Fund

Performance for the six months ended September 30, 2016

The Real Estate Securities Fund returned 4.02% for the Institutional Class, compared with the 6.11% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended September 30, 2016, the fund returned 16.14%, versus 20.94% for the index. The table on the following page shows returns for all share classes of the fund.

REITs post gains, as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

REITs (real estate investment trusts), as measured by the FTSE NAREIT All Equity REITs Index, gained 7.41% during the first three months of the period, benefiting from low interest rates and investors’ ongoing appetite for higher yields. However, the tide turned during the final three months of the period, as the REITs index fell 1.21% on worries about rising interest rates. Strength in the single-family residential and industrial components drove REITs higher during the six-month period, but those gains were partially offset during the period by weakness in the self-storage segment.

For the six-month period, REITs trailed the 7.14% gain of the broad U.S. stock market, as represented by the Russell 3000® Index, but they outpaced the broad domestic bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, which advanced 2.68%. For the ten years ended September 30, 2016, the fund’s benchmark posted an average annual return of 6.37%, versus 7.37% for the Russell 3000 Index and 4.79% for the Aggregate Bond index.

Fund advances but trails its benchmark

Among the benchmark’s 16 property sectors and subsectors, nearly all advanced during the period. The largest gains were seen in the single-family homes (up 30.4%), industrial (up 23.1%), mortgage commercial financing (up 17.6%) and health care (up 14.9%) sectors. The largest declines were seen in the self-storage (down 17.3%) and lodging/resorts (down 2.6%) sectors.

The fund lagged its benchmark mainly due to inopportune sector allocations in residential REITs and real estate. The largest detractors were holdings in Equity Residential and AvalonBay Communities, two apartment REITs with multiple properties in major U.S. cities; and NorthStar Realty Finance, a diversified commercial real estate company.

The fund’s most significant contributors were an investment in Rexford Industrial Realty, an industrial REIT; and not owning poorly performing Corrections Corporation of America, which provides correctional facilities solutions, as well as the Life Storage and UDR REITs.

6	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of September 30, 2016

					Average annual
		Total return			total return
Real Estate Securities Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	10/1/2002	4.02%	16.14%		15.34%		5.70%
Advisor Class	12/4/2015	4.05	16.11	*	15.33	*	5.70	*
Premier Class	9/30/2009	4.01	15.96		15.17		5.59	*
Retirement Class	10/1/2002	3.94	15.84		15.05		5.45
Retail Class	10/1/2002	3.89	15.75		14.95		5.44
FTSE NAREIT All Equity REITs Index	—	6.11	20.94		15.97		6.37

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier Classes that is prior to their relative inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of the Advisor and Premier Classes shown for these periods would have been lower.

Portfolio composition

% of net assets
Industry	as of 9/30/2016
Specialized REITs	32.9
Retail REITs	19.4
Residential REITs	14.8
Office REITs	10.1
Industrial REITs	8.6
Diversified REITs	5.1
Hotel & resort REITs	1.4
Real estate services	1.1
IT consulting & other services	0.8
Diversified real estate activities	0.5
Mortgage REITs	0.4
Short-term investments, other assets & liabilities, net	4.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2016
More than $50 billion	9.0
More than $15 billion–$50 billion	40.8
More than $2 billion–$15 billion	39.0
$2 billion or less	11.2
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	7

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2016

Shares		Company	Value
COMMON STOCKS—95.1%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.5%
1,400,000		Wharf Holdings Ltd	$10,271,200
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	10,271,200
DIVERSIFIED REITS—5.1%
3,800,000		Gramercy Property Trust	36,632,000
450,000		iShares Dow Jones US Real Estate Index Fund	36,288,000
2,600,000		Spirit Realty Capital, Inc	34,658,000
		TOTAL DIVERSIFIED REITS	107,578,000
HOTEL & RESORT REITS—1.4%
1,100,000		MGM Growth Properties LLC	28,677,000
		TOTAL HOTEL & RESORT REITS	28,677,000
INDUSTRIAL REITS—8.6%
1,250,000		Prologis, Inc	66,925,000
4,000,000	a	Rexford Industrial Realty, Inc	91,560,000
900,000		Terreno Realty Corp	24,759,000
		TOTAL INDUSTRIAL REITS	183,244,000
IT CONSULTING & OTHER SERVICES—0.8%
475,000	*	InterXion Holding NV	17,204,500
		TOTAL IT CONSULTING & OTHER SERVICES	17,204,500
MORTGAGE REITS—0.4%
150,000		Blackstone Mortgage Trust, Inc	4,417,500
200,000		Starwood Property Trust, Inc	4,504,000
		TOTAL MORTGAGE REITS	8,921,500
OFFICE REITS—10.1%
160,000		Alexandria Real Estate Equities, Inc	17,403,200
450,000		Boston Properties, Inc	61,330,500
375,000		Hudson Pacific Properties	12,326,250
375,000		Kilroy Realty Corp	26,006,250
575,000		SL Green Realty Corp	62,157,500
350,000		Vornado Realty Trust	35,423,500
		TOTAL OFFICE REITS	214,647,200
REAL ESTATE SERVICES—1.1%
1,000,000		Kennedy-Wilson Holdings, Inc	22,550,000
		TOTAL REAL ESTATE SERVICES	22,550,000

8	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ■  September 30, 2016

Shares	Company	Value
RESIDENTIAL REITS—14.8%
625,000	Apartment Investment & Management Co (Class A)	$28,693,750
340,000	AvalonBay Communities, Inc	60,465,600
575,000	Equity Lifestyle Properties, Inc	44,378,500
1,125,000	Equity Residential	72,371,250
185,000	Essex Property Trust, Inc	41,199,500
2,500,000	Monogram Residential Trust, Inc	26,600,000
525,000	Sun Communities, Inc	41,202,000
	TOTAL RESIDENTIAL REITS	314,910,600
RETAIL REITS—19.4%
1,725,000	DDR Corp	30,066,750
800,000	Equity One, Inc	24,488,000
375,000	Federal Realty Investment Trust	57,723,750
2,100,000	General Growth Properties, Inc	57,960,000
300,000	National Retail Properties, Inc	15,255,000
200,000	Regency Centers Corp	15,498,000
1,200,000	Retail Opportunities Investment Corp	26,352,000
75,000	Seritage Growth Properties	3,801,000
880,000	Simon Property Group, Inc	182,168,800
	TOTAL RETAIL REITS	413,313,300
SPECIALIZED REITS—32.9%
625,000	American Tower Corp	70,831,250
725,000	Crown Castle International Corp	68,302,250
700,000	CyrusOne, Inc	33,299,000
1,050,000	DiamondRock Hospitality Co	9,555,000
150,000	Digital Realty Trust, Inc	14,568,000
185,000	Equinix, Inc	66,646,250
450,000	Extra Space Storage, Inc	35,734,500
925,000	Four Corners Property Trust, Inc	19,730,250
1,225,000	Gaming and Leisure Properties, Inc	40,976,250
1,575,000	HCP, Inc	59,771,250
275,000	Healthcare Trust of America, Inc	8,970,500
650,000	Host Marriott Corp	10,120,500
300,000	Iron Mountain, Inc	11,259,000
650,000	National Storage Affiliates Trust	13,611,000
275,000	Pebblebrook Hotel Trust	7,315,000
300,000	Public Storage, Inc	66,942,000
250,000	QTS Realty Trust, Inc	13,212,500
1,750,000	Sunstone Hotel Investors, Inc	22,382,500
875,000	Ventas, Inc	61,801,250
450,000	Welltower, Inc	33,646,500
1,050,000	Weyerhaeuser Co	33,537,000
	TOTAL SPECIALIZED REITS	702,211,750

	TOTAL COMMON STOCKS (Cost $1,503,182,597)	2,023,529,050

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	9

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ■  September 30, 2016

			Maturity
Principal	Issuer	Rate	date	Value
SHORT-TERM INVESTMENTS—4.3%
GOVERNMENT AGENCY DEBT—1.3%
$ 9,150,000	Federal Home Loan Bank (FHLB)	0.100%	10/03/16	$9,150,000
20,000,000	FHLB	0.070%	10/07/16	19,999,580
				29,149,580
TREASURY DEBT—3.0%
63,420,000	United States Treasury Bill	0.238%-0.242%	10/06/16	63,419,429
				63,419,429

	TOTAL SHORT-TERM INVESTMENTS (Cost $92,567,599)			92,569,009

	TOTAL INVESTMENTS—99.4% (Cost $1,595,750,196)			2,116,098,059
	OTHER ASSETS & LIABILITIES, NET—0.6%			11,737,725
	NET ASSETS—100.0%			$2,127,835,784

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding

10	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2016

ASSETS
Portfolio investments, at value†	$2,024,538,059
Affiliated investments, at value‡	91,560,000
Receivable from Fund shares sold	1,439,336
Dividends and interest receivable	10,787,031
Other	226,333
Total assets	2,128,550,759
LIABILITIES
Management fees payable	85,011
Service agreement fee payable	7,352
Distribution fee payable	62,634
Due to affiliates	10,505
Overdraft payable	46,400
Payable for Fund shares redeemed	315,694
Payable for trustee compensation	98,729
Accrued expenses and other payables	88,650
Total liabilities	714,975
NET ASSETS	$2,127,835,784
NET ASSETS CONSIST OF:
Paid-in-capital	$1,580,464,358
Undistributed net investment income (loss)	15,919,083
Accumulated net realized gain (loss) on total investments	11,104,480
Net unrealized appreciation (depreciation) on total investments	520,347,863
NET ASSETS	$2,127,835,784
INSTITUTIONAL CLASS:
Net assets	$1,427,824,048
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	89,749,228
Net asset value per share	$15.91
ADVISOR CLASS:
Net assets	$348,248
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,876
Net asset value per share	$15.92
PREMIER CLASS:
Net assets	$103,431,166
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,497,730
Net asset value per share	$15.92
RETIREMENT CLASS:
Net assets	$354,117,044
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,460,436
Net asset value per share	$16.50

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	11

Statement of assets and liabilities (unaudited)	concluded

Real Estate Securities Fund  ■  September 30, 2016

RETAIL CLASS:
Net assets	$242,115,278
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,323,407
Net asset value per share	$15.80
† Portfolio investments, cost	$1,532,122,515
‡ Affiliated investments, cost	$63,627,681

12	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2016

INVESTMENT INCOME
Dividends	$29,656,945
Dividends from affiliated investments	1,080,000
Interest	85,603
Payment from affiliate	531,007
Total income	31,353,555
EXPENSES
Management fees	4,939,275
Shareholder servicing — Institutional Class	2,535
Shareholder servicing — Advisor Class	14
Shareholder servicing — Premier Class	76
Shareholder servicing — Retirement Class	419,613
Shareholder servicing — Retail Class	68,397
Distribution fees — Premier Class	71,582
Distribution fees — Retail Class	300,428
Administrative service fees	42,518
Trustee fees and expenses	7,937
Other expenses	167,276
Total expenses	6,019,651
Fee waiver by investment adviser	(78,789)
Net expenses	5,940,862
Net investment income (loss)	25,412,693
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	10,329,138
Foreign currency transactions	(164)
Net realized gain (loss) on total investments	10,328,974
Change in unrealized appreciation (depreciation) on:
Portfolio investments	22,628,501
Affiliated investments	19,230,322
Net change in unrealized appreciation (depreciation) on total investments	41,858,823
Net realized and unrealized gain (loss) on total investments	$52,187,797
Net increase (decrease) in net assets from operations	$77,600,490

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	13

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2016	March 31, 2016
		(unaudited)
OPERATIONS
Net investment income (loss)		$25,412,693	$42,344,383
Net realized gain (loss) on total investments		10,328,974	50,575,060
Net change in unrealized appreciation (depreciation) on total investments		41,858,823	(42,759,648)
Net increase (decrease) in net assets from operations		77,600,490	50,159,795
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(13,051,092)	(26,894,437)
	Advisor Class*	(2,037)	(719)
	Premier Class	(846,994)	(1,594,461)
	Retirement Class	(2,666,961)	(5,907,824)
	Retail Class	(1,907,971)	(4,407,260)
From realized gains:	Institutional Class	—	(49,379,708)
	Advisor Class*	—	(424)
	Premier Class	—	(3,201,813)
	Retirement Class	—	(12,564,672)
	Retail Class	—	(9,535,632)
Total distributions		(18,475,055)	(113,486,950)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	144,333,985	167,223,033
	Advisor Class*	240,532	100,000
	Premier Class	16,715,909	28,210,006
	Retirement Class	39,977,648	28,696,637
	Retail Class	15,322,724	24,814,788
Reinvestments of distributions:	Institutional Class	13,029,284	76,163,321
	Advisor Class*	1,045	—
	Premier Class	846,994	4,796,274
	Retirement Class	2,666,473	18,468,396
	Retail Class	1,802,811	13,362,720
Redemptions:	Institutional Class	(57,488,460)	(290,488,694)
	Premier Class	(2,073,827)	(11,352,028)
	Retirement Class	(15,188,154)	(90,164,427)
	Retail Class	(16,692,824)	(36,125,789)
Net increase (decrease) from shareholder transactions		143,494,140	(66,295,763)
Net increase (decrease) in net assets		202,619,575	(129,622,918)
NET ASSETS
Beginning of period		1,925,216,209	2,054,839,127
End of period		$2,127,835,784	$1,925,216,209
Undistributed net investment income (loss) included in net assets		$15,919,083	$8,981,445

14	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	concluded

Real Estate Securities Fund  ■  For the period or year ended

	September 30, 2016		March 31, 2016
		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,141,034	11,225,600
	Advisor Class*	14,906	6,905
	Premier Class	1,052,168	1,854,790
	Retirement Class	2,419,914	1,849,145
	Retail Class	969,675	1,673,470
Shares reinvested:	Institutional Class	826,703	5,270,006
	Advisor Class*	65	—
	Premier Class	53,680	331,766
	Retirement Class	163,067	1,233,839
	Retail Class	115,211	931,432
Shares redeemed:	Institutional Class	(3,665,709)	(19,699,137)
	Premier Class	(131,077)	(754,606)
	Retirement Class	(942,238)	(5,779,288)
	Retail Class	(1,063,101)	(2,446,429)
Net increase (decrease) from shareholder transactions		8,954,298	(4,302,507)

*   Advisor Class commenced operations on December 4, 2015.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	15

Financial highlights

Real Estate Securities Fund

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
				Net realized									Ratios to average net assets
For the		Net asset	Net	& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
period		value,	investment	gain (loss)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
or year		beginning	income	on total	investment	investment	realized	and	end of	Total		period (in	Gross		Net		income		turnover
ended		of period	(loss)[a]	investments	operations	income	gains	distributions	period	return		thousands)	expense		expense		(loss)		rate
Institutional Class
9/30/16	#	$15.44	$0.20	$0.42	$0.62	$(0.15)	$ —	$(0.15)	$15.91	4.02	%bf	$1,427,824	0.51%[c]		0.50%[c]		2.58	%cf	19%[b]
3/31/16		15.92	0.36	0.15	0.51	(0.34)	(0.65)	(0.99)	15.44	3.76		1,288,020	0.51		0.47		2.44		33
3/31/15		13.20	0.26	2.97	3.23	(0.25)	(0.26)	(0.51)	15.92	24.80		1,379,388	0.52		0.52		1.79		29
3/31/14		13.05	0.26	0.34	0.60	(0.25)	(0.20)	(0.45)	13.20	4.89		950,769	0.52		0.52		2.00		65
3/31/13		11.87	0.19	1.21	1.40	(0.22)	—	(0.22)	13.05	11.88		864,577	0.53		0.53		1.53		50
3/31/12		10.75	0.19	1.09	1.28	(0.16)	—	(0.16)	11.87	12.16		644,849	0.54		0.54		1.73		75
Advisor Class
9/30/16	#	15.44	0.25	0.37	0.62	(0.14)	—	(0.14)	15.92	4.05	bg	348	0.53	[c]	0.52	[c]	3.24	cg	19	[b]
3/31/16	‡	15.38	0.11	0.80	0.91	(0.20)	(0.65)	(0.85)	15.44	6.37	[b]	107	0.73	[c]	0.61	[c]	2.47	[c]	33
Premier Class
9/30/16	#	15.44	0.19	0.43	0.62	(0.14)	—	(0.14)	15.92	4.01	bh	103,431	0.66	[c]	0.65	[c]	2.44	ch	19	[b]
3/31/16		15.93	0.34	0.14	0.48	(0.32)	(0.65)	(0.97)	15.44	3.54		85,298	0.66		0.61		2.31		33
3/31/15		13.21	0.25	2.96	3.21	(0.23)	(0.26)	(0.49)	15.93	24.59		65,159	0.67		0.67		1.72		29
3/31/14		13.05	0.24	0.35	0.59	(0.23)	(0.20)	(0.43)	13.21	4.81		47,330	0.67		0.67		1.88		65
3/31/13		11.88	0.17	1.20	1.37	(0.20)	—	(0.20)	13.05	11.62		62,709	0.68		0.68		1.37		50
3/31/12		10.75	0.18	1.10	1.28	(0.15)	—	(0.15)	11.88	12.06		58,528	0.68		0.68		1.67		75
Retirement Class
9/30/16	#	16.00	0.19	0.44	0.63	(0.13)	—	(0.13)	16.50	3.94	bi	354,117	0.76	[c]	0.75	[c]	2.32	ci	19	[b]
3/31/16		16.47	0.34	0.14	0.48	(0.30)	(0.65)	(0.95)	16.00	3.42		317,204	0.76		0.72		2.19		33
3/31/15		13.64	0.23	3.07	3.30	(0.21)	(0.26)	(0.47)	16.47	24.50		370,757	0.77		0.77		1.53		29
3/31/14		13.46	0.24	0.36	0.60	(0.22)	(0.20)	(0.42)	13.64	4.70		238,718	0.77		0.77		1.76		65
3/31/13		12.25	0.17	1.23	1.40	(0.19)	—	(0.19)	13.46	11.47		253,707	0.78		0.78		1.30		50
3/31/12		11.08	0.17	1.14	1.31	(0.14)	—	(0.14)	12.25	11.96		249,433	0.78		0.78		1.54		75
Retail Class
9/30/16	#	15.33	0.18	0.42	0.60	(0.13)	—	(0.13)	15.80	3.89	bj	242,115	0.81	[c]	0.80	[c]	2.25	cj	19	[b]
3/31/16		15.82	0.32	0.14	0.46	(0.30)	(0.65)	(0.95)	15.33	3.40		234,588	0.82		0.77		2.15		33
3/31/15		13.12	0.22	2.95	3.17	(0.21)	(0.26)	(0.47)	15.82	24.41		239,535	0.83		0.83		1.49		29
3/31/14		12.97	0.22	0.34	0.56	(0.21)	(0.20)	(0.41)	13.12	4.56		180,245	0.86		0.86		1.68		65
3/31/13		11.80	0.14	1.21	1.35	(0.18)	—	(0.18)	12.97	11.49		187,722	0.87		0.87		1.17		50
3/31/12		10.69	0.15	1.09	1.24	(0.13)	—	(0.13)	11.80	11.79		141,355	0.84		0.84		1.42		75

16	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Semiannual Report	17

Financial highlights	concluded

Real Estate Securities Fund

#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[f]	0.03% of the Fund’s total return and 0.05% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of a portion of research services if Advisors had purchased the research services directly. Excluding this item, total return and net investment income ratio would have been 3.99% and 2.53%, respectively.
[g]	0.04% of the Fund’s total return and 0.08% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of a portion of research services if Advisors had purchased the research services directly. Excluding this item, total return and net investment income ratio would have been 4.01% and 3.16%, respectively.
[h]	0.03% of the Fund’s total return and 0.05% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of a portion of research services if Advisors had purchased the research services directly. Excluding this item, total return and net investment income ratio would have been 3.98% and 2.39%, respectively.
[i]	0.03% of the Fund’s total return and 0.05% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of a portion of research services if Advisors had purchased the research services directly. Excluding this item, total return and net investment income ratio would have been 3.91% and 2.27%, respectively.
[j]	0.03% of the Fund’s total return and 0.05% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of a portion of research services if Advisors had purchased the research services directly. Excluding this item, total return and net investment income ratio would have been 3.86% and 2.20%, respectively.

18	2016 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by the Fund on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments

Real Estate Securities Fund ■ 2016 Semiannual Report	19

Notes to financial statements (unaudited)

and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition,

20	2016 Semiannual Report ■ Real Estate Securities Fund

continued

trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC. The requirements of this final rule must be adopted 24 months after publication in the Federal Register. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market,

Real Estate Securities Fund ■ 2016 Semiannual Report	21

Notes to financial statements (unaudited)

the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of September 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

22	2016 Semiannual Report ■ Real Estate Securities Fund

continued

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2016, there were no material transfers between levels by the Fund.

The following table summarizes the market value of the Fund’s investments as of September 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments:
Diversified real estate activities	$—	$10,271,200	$—	$10,271,200
All other equity investments*	2,013,257,850	—	—	2,013,257,850
Short-term investments	—	92,569,009	—	92,569,009
Total	$2,013,257,850	$102,840,209	$—	$2,116,098,059

* For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on an annual rate between 0.38% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of September 30, 2016. Prior to May 1, 2016, Advisors agreed to voluntarily waive a portion of the investment management fee. The investment management fee after the waiver was between 0.33% and 0.45%. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Real Estate Securities Fund ■ 2016 Semiannual Report	23

Notes to financial statements (unaudited)

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2017, unless changed with approval of the Board.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statement of Operations.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2016, these transactions did not materially impact the Fund.

The following is the percentage of the Fund’s shares owned by affiliates as of September 30, 2016:

Underlying Fund	TIAA	TIAA Access	Total
Real Estate Securities Fund	—	9%	9%

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2016, one 529 Plan owned 11% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss)
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$60,836,000	$11,493,678	$—	$—

	Dividend income	Withholding expense	Shares at September 30, 2016	Value at September 30, 2016
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$1,080,000	$—	4,000,000	$91,560,000

24	2016 Semiannual Report ■ Real Estate Securities Fund

continued

Note 4—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2016, the cost of portfolio investments for federal income tax purposes was $1,604,814,004. Net unrealized appreciation of portfolio investments for federal income tax purposes was $511,284,055, consisting of gross unrealized appreciation of $517,408,594, and gross unrealized depreciation of $(6,124,539).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended September 30, 2016 were $506,238,007 and $368,635,329, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2016 was as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2016	$42,449,273	$71,037,677	$113,486,950

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2016, there were no borrowings under this credit facility by the Fund.

Real Estate Securities Fund ■ 2016 Semiannual Report	25

Notes to financial statements (unaudited)	concluded

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

26	2016 Semiannual Report ■ Real Estate Securities Fund

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How to reach us

TIAA website

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800-842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
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2016 Semiannual Report September 30, 2016 TIAA-CREF Funds Fixed-Income Funds

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This semiannual report contains information about the TIAA-CREF Funds and describes their results for the six months ended September 30, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, a TIAA-CREF Fund’s ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of these teams are responsible for the day-to-day investment management of the funds.

2	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Bond markets post gains as Fed holds steady on rates

U.S. fixed-income performance was broadly positive for the six-month period, as uncertainty over global economic growth, the upcoming U.S. elections and volatility in the equity markets led many investors to the perceived safety of fixed-income assets. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors sought their relative safety, and non-U.S. developed market government yields remained at historically low levels (bond yields move in the opposite direction of prices). Global bond prices were driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

All fixed-income sectors in the United States posted positive returns during the period. Continued U.S. economic growth, coupled with steady labor markets, growing consumer confidence and measured restraint by the Federal Reserve, helped support fixed-income securities. The fixed-rate investment-grade bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.7% over the six months. The U.S. securitized credit sector—including mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities—also posted solid, positive results.

Corporate bonds lead fixed-income performance

The mostly favorable domestic economic backdrop, spurred on by investors’ ongoing appetite for higher-yielding income streams, helped corporate credit securities, including lower-rated high-yield bonds, outperform U.S. government debt. The high-yield sector, with its significant exposure

In a positive period for bonds, higher-yielding lower-quality sectors outperformed

Performance for the six months ended September 30, 2016

Source: U.S. investment grade: Bloomberg Barclays U.S. Aggregate Bond Index; Short term: Bloomberg Barclays U.S. 1–3 Year Government/Credit Index; Municipals: Bloomberg Barclays 10-Year Municipal Bond Index; Corporate investment grade: Bloomberg Barclays U.S. Corporate Bond Index; Corporate high yield: BofA Merrill Lynch BB-B U.S. Cash Pay. As of September 30, 2016.

to energy, also benefited from the rise in oil prices during the period. Overall, longer-term bonds outperformed their short-term counterparts.

Among high-quality sectors, investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, had the strongest performance, gaining 5.0% as they benefited from continued economic growth, steady demand from international investors and a reduced aversion to risk among investors seeking higher income in the low-rate environment. Municipal bonds, as represented by the Bloomberg Barclays 10-Year Municipal Bond Index, returned 2.4% for the period. Inflation-linked Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, registered a 1.9% gain, while the Bloomberg Barclays U.S. 1–3 Year Government Credit Index returned 0.7%.

At the riskier end of the fixed-income spectrum, U.S. high-yield corporate bonds, as represented by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, put up a strong 9.9% return, as their higher income stimulated investor demand. Equities, though volatile, also performed well, with the broad U.S. stock market, as measured by the Russell 3000® Index, gaining 7.1% over the course of the six-month period.

U.S. economy picks up in the third quarter

Domestic economic growth continued during the reporting period. Second-quarter gross domestic product (GDP) was revised upward to 1.4%, while the U.S. government’s preliminary estimate for third-quarter GDP jumped to 2.9%. GDP measures the value of all goods and services produced in the nation, and its rise during the period reflected positive contributions from personal consumption expenditures and non-residential fixed investment. Labor markets were steady during the period, with modest job creation mirroring the current pace of economic growth. Meanwhile, consumer confidence rose to its highest level since the 2007–2009 recession, and growing demand for energy, along with an improvement in supply and demand dynamics, resulted in a 37% increase in oil prices.

Fed keeps short-term rates unchanged

Erring on the side of caution, the U.S. Federal Reserve left its fed funds target rate—a key short-term interest rate measure—unchanged at a range of 0.25%–0.50%. To a large extent, U.S. interest rates also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	3

About the funds’ benchmarks

The Bloomberg Barclays* U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

BofA Merrill Lynch is used with permission. bofa merrill lynch is licensing the bofa merrill lynch indices “as is,” makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the bofa merrill lynch indices or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend tiaa or any of its products or services.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	During the reporting period, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. As a result of this acquisition, the names of a majority of Barclays indexes were changed to “Bloomberg Barclays.”

4	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2016–September 30, 2016).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	5

Bond Fund

Portfolio composition
% of net assets as of 9/30/2016
Corporate bonds	27.9
Mortgage-backed securities*	18.1
Commercial mortgage-backed securities & other mortgage-backed securities	15.1
Foreign government & corporate bonds denominated in U.S. dollars	14.9
U.S. Treasury securities	8.8
Asset-backed securities	6.0
Municipal bonds	5.2
Bank loan obligations	1.3
U.S. agency securities	0.4
Short-term investments, other assets & liabilities, net	2.3
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2016
Less than 1 year	10.4
1–3 years	11.7
3–5 years	27.4
5–10 years	32.9
Over 10 years	17.6
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 9/30/2016
Aaa/AAA	32.8
Aa/AA	9.0
A/A	14.6
Baa/BBB	29.9
Ba/BB	4.7
B/B	5.1
Below B/B	2.6
Non-rated	1.3
Total	100.0

†	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2016

The Bond Fund returned 3.73% for the Institutional Class, compared with the 2.68% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2016, the fund rose 6.49%, versus 5.19% for the index. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors remained attracted to the relative safety offered by this sector (bond yields move in the opposite direction of prices). The generally favorable domestic economic picture, along with investors’ demand for income streams and improved energy prices, helped the corporate credit sector, including lower-rated high-yield bonds, outperform U.S. government debt. Overall, longer-term bonds outperformed their short-term counterparts.

Performance as of September 30, 2016

		Total return			Average annual total return
Bond Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	7/1/1999	3.73%	6.49%		4.27%		5.01%
Advisor Class	12/4/2015	3.73	6.45	‡	4.26	‡	5.00	‡
Premier Class	9/30/2009	3.55	6.23		4.10		4.89	‡
Retirement Class	3/31/2006	3.56	6.16		4.00		4.73
Retail Class	3/31/2006	3.53	6.11		3.94		4.77
Bloomberg Barclays U.S. Aggregate Bond Index	—	2.68	5.19		3.08		4.79

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

6	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bond outperformance drives benchmark returns

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six-month period. Corporate bonds, making up one-quarter of the index, were the most significant driver of performance, gaining 5.0% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities and commercial mortgage-backed securities (CMBS) also outperformed, gaining 3.3% and 2.8%, respectively. U.S. Treasuries, the largest sector with a weighting of 36.4%, gained 1.8%, while mortgage-backed securities (MBS), with a weighting of 27.3%, rose 1.7%. The largest gain came from one of the smallest sectors in the index, municipal bonds, which rose 5.5% but accounted for less than 1.0% of the index’s total capitalization at period-end.

Fund’s allocation to corporate bonds helps it outperform

For the six months, the fund outperformed its benchmark primarily due to its overweight position in the strong-performing corporate bond sector. Security selection in the CMBS sector, as well as favorable asset allocation decisions in government credit and government agency issues, also contributed to the fund’s outperformance versus the benchmark.

Conversely, the fund was held back by yield curve positioning in the U.S. Treasury sector amid fluctuation in interest rates during the period.

Expense example

Six months ended September 30, 2016
Bond Fund	Beginning account value (4/1/16)	Ending account value (9/30/16)	Expenses paid during period* (4/1/16– 9/30/16)
Actual return
Institutional Class	$1,000.00	$1,037.26	$1.58
Advisor Class	1,000.00	1,037.33	1.63
Premier Class	1,000.00	1,035.50	2.35
Retirement Class	1,000.00	1,035.55	2.86
Retail Class	1,000.00	1,035.34	3.11

5% annual hypothetical return
Institutional Class	1,000.00	1,023.51	1.57
Advisor Class	1,000.00	1,023.46	1.62
Premier Class	1,000.00	1,022.76	2.33
Retirement Class	1,000.00	1,022.26	2.84
Retail Class	1,000.00	1,022.01	3.09

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.32% for the Advisor Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.61% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	7

Bond Index Fund

Portfolio composition
% of net assets as of 9/30/2016
U.S. Treasury securities	35.1
Mortgage-backed securities*	27.7
Corporate bonds	21.4
Foreign government & corporate bonds denominated in U.S. dollars	9.4
U.S. agency securities	2.5
Commercial mortgage-backed securities & other mortgage-backed securities	1.4
Municipal bonds	1.0
Asset-backed securities	0.8
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2016
Less than 1 year	2.5
1–3 years	17.7
3–5 years	41.0
5–10 years	23.4
Over 10 years	15.4
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 9/30/2016
Aaa/AAA	69.8
Aa/AA	5.4
A/A	11.1
Baa/BBB	13.7
Total	100.0

†	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2016

The Bond Index Fund returned 2.60% for the Institutional Class, compared with the 2.68% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2016, the fund rose 5.11%, versus 5.19% for the index. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors remained attracted to the relative safety offered by this sector (bond yields move in the opposite direction of prices). The generally favorable domestic economic picture, along with investors’ demand for income streams and improved energy prices, helped the corporate credit sector, including lower-rated high-yield bonds, outperform U.S. government debt. Overall, longer-term bonds outperformed their short-term counterparts.

Performance as of September 30, 2016

		Total return			Average annual total return
Bond Index Fund	Inception date	6 months	1 year		5 years		since fund inception
Institutional Class	9/14/2009	2.60%	5.11%		2.96%		3.98%
Advisor Class	12/4/2015	2.60	5.06	‡	2.95	‡	3.98	‡
Premier Class	9/30/2009	2.43	4.86		2.79		3.82	‡
Retirement Class	9/14/2009	2.47	4.85		2.69		3.72
Retail Class	9/14/2009	2.44	4.78		2.59		3.63
Bloomberg Barclays U.S. Aggregate Bond Index	—	2.68	5.19		3.08		4.17	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

8	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bond outperformance drives benchmark returns

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six-month period. Corporate bonds, making up one-quarter of the index, were the most significant driver of performance, gaining 5.0% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities and commercial mortgage-backed securities (CMBS) also outperformed, gaining 3.3% and 2.8%, respectively. U.S. Treasuries, the largest sector with a weighting of 36.4%, gained 1.8%, while mortgage-backed securities (MBS), with a weighting of 27.3%, rose 1.7%. The largest gain came from one of the smallest sectors in the index, municipal bonds, which rose 5.5% but accounted for less than 1.0% of the index’s total capitalization at period-end.

The fund slightly trails its benchmark index

For the six months, the fund’s performance slightly trailed that of its benchmark. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Since its inception on September 14, 2009, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match the weightings and maturities. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2016
Bond Index Fund	Beginning account value (4/1/16)	Ending account value (9/30/16)	Expenses paid during period* (4/1/16– 9/30/16)
Actual return
Institutional Class	$1,000.00	$1,025.96	$0.61
Advisor Class	1,000.00	1,025.96	0.61
Premier Class	1,000.00	1,024.26	1.37
Retirement Class	1,000.00	1,024.68	1.88
Retail Class	1,000.00	1,024.36	2.18

5% annual hypothetical return
Institutional Class	1,000.00	1,024.47	0.61
Advisor Class	1,000.00	1,024.47	0.61
Premier Class	1,000.00	1,023.71	1.37
Retirement Class	1,000.00	1,023.21	1.88
Retail Class	1,000.00	1,022.91	2.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.12% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.43% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	9

Bond Plus Fund

Portfolio composition
% of net assets as of 9/30/2016
Corporate bonds	25.9
Mortgage-backed securities*	16.9
Foreign government & corporate bonds denominated in U.S. dollars	13.8
U.S. Treasury securities	13.1
Commercial mortgage-backed securities & other mortgage-backed securities	10.1
Asset-backed securities	6.6
Bank loan obligations	4.8
Municipal bonds	4.7
U.S. agency securities	0.1
Short-term investments, other assets & liabilities, net	4.0
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2016
Less than 1 year	8.1
1–3 years	11.4
3–5 years	25.0
5–10 years	39.3
Over 10 years	16.2
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 9/30/2016
Aaa/AAA	34.3
Aa/AA	5.3
A/A	11.9
Baa/BBB	24.4
Ba/BB	8.0
B/B	9.8
Below B/B	5.0
Non-rated	1.3
Total	100.0

†	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2016

The Bond Plus Fund returned 4.09% for the Institutional Class, compared with the 2.68% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2016, the fund rose 6.59%, versus 5.19% for the index. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors remained attracted to the relative safety offered by this sector (bond yields move in the opposite direction of prices). The generally favorable domestic economic picture, along with investors’ demand for income streams and improved energy prices, helped the corporate credit sector, including lower-rated high-yield bonds, outperform U.S. government debt. Overall, longer-term bonds outperformed their short-term counterparts.

Performance as of September 30, 2016
		Total return			Average annual total return
Bond Plus Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	3/31/2006	4.09%	6.59%		4.71%		5.00%
Advisor Class	12/4/2015	3.99	6.54	‡	4.70	‡	5.00	‡
Premier Class	9/30/2009	4.01	6.53		4.57		4.89	‡
Retirement Class	3/31/2006	3.86	6.32		4.45		4.74
Retail Class	3/31/2006	3.92	6.25		4.36		4.76
Bloomberg Barclays U.S. Aggregate Bond Index	—	2.68	5.19		3.08		4.79

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bond outperformance drives benchmark returns

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six-month period. Corporate bonds, making up one-quarter of the index, were the most significant driver of performance, gaining 5.0% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities and commercial mortgage-backed securities (CMBS) also outperformed, gaining 3.3% and 2.8%, respectively. U.S. Treasuries, the largest sector with a weighting of 36.4%, gained 1.8%, while mortgage-backed securities (MBS), with a weighting of 27.3%, rose 1.7%. The largest gain came from one of the smallest sectors in the index, municipal bonds, which rose 5.5% but accounted for less than 1.0% of the index’s total capitalization at period-end.

Fund’s allocation to corporate bonds helps it outperform

For the six months, the fund outperformed its benchmark primarily due to its overweight position in the strong-performing corporate bond sector. Security selection in CMBS and an overweight position in asset-backed securities also contributed to the fund’s outperformance versus the benchmark.

Conversely, the fund was held back by yield curve positioning in the U.S. Treasury sector amid fluctuation in interest rates during the period.

Expense example

Six months ended September 30, 2016
Bond Plus Fund	Beginning account value (4/1/16)	Ending account value (9/30/16)	Expenses paid during period* (4/1/16– 9/30/16)
Actual return
Institutional Class	$1,000.00	$1,040.92	$1.59
Advisor Class	1,000.00	1,039.92	1.64
Premier Class	1,000.00	1,040.14	2.35
Retirement Class	1,000.00	1,038.61	2.86
Retail Class	1,000.00	1,039.18	3.27

5% annual hypothetical return
Institutional Class	1,000.00	1,023.51	1.57
Advisor Class	1,000.00	1,023.46	1.62
Premier Class	1,000.00	1,022.76	2.33
Retirement Class	1,000.00	1,022.26	2.84
Retail Class	1,000.00	1,021.86	3.24

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.32% for the Advisor Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	11

High-Yield Fund

Portfolio composition

% of net assets
as of 9/30/2016
Corporate bonds	73.1
Foreign government & corporate bonds denominated in U.S. dollars	12.7
Bank loan obligations	8.9
Short-term investments, other assets & liabilities, net	5.3
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
1-3 years	5.1
3–5 years	20.8
5–10 years	68.2
Over 10 years	5.9
Total	100.0

Holdings by credit quality*
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Baa/BBB	1.4
Ba/BB	44.2
B/B	44.8
Below B/B	9.6
Total	100.0

*	Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Performance for the six months ended September 30, 2016

The High-Yield Fund returned 10.47% for the Institutional Class, compared with the 9.85% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2016, the fund returned 11.44% versus 12.04% for the index. The table below shows returns for all share classes of the fund.

High-yield bond prices soar amid rising energy prices and low interest rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016. Assets offering risk premiums benefited from spread tightening (contraction of the yield gap between U.S. high-yield and Treasury securities) as U.S. economic growth persisted and oil prices rose. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

For the six months, high-yield bonds substantially outpaced the 2.68% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Similarly, for the ten years ended September 30, 2016, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index rose 7.20% on an average annual basis, outperforming the 4.79% return of the broad domestic bond market for the same period.

High-yield bond issuance rises

New issuance in the high-yield bond market rose in April, lightened throughout May, June and July, and then rebounded in August and September. Demand strengthened during the period, as investors gravitated toward riskier asset classes rather than the perceived safety of U.S. Treasuries and other higher-

Performance as of September 30, 2016

					Average annual
		Total return			total return
High-Yield Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	3/31/2006	10.47%	11.44%		7.79%		7.30%
Advisor Class	12/4/2015	10.45	11.37	†	7.78	†	7.30	†
Premier Class	9/30/2009	10.26	11.16		7.63		7.19	†
Retirement Class	3/31/2006	10.21	11.05		7.53		7.05
Retail Class	3/31/2006	10.29	11.12		7.48		7.10
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	9.85	12.04		8.01		7.20

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

12	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

quality investment-grade issues. Overall, new high-yield debt issuance totaled more than $145 billion over the six months, up from nearly $130 billion over the same period in 2015. Investors favored more speculative higher-yielding securities over higher-rated bonds, resulting in advances across high-yield issues. Bonds rated “BB” and “B” rose 8.6% and 11.4%, respectively. Lower-quality bonds (those rated “CCC” and below) gained the most at 24.7%. U.S. default rates have also increased. The U.S. issuer-weighted speculative-grade default rate increased to 5.4% on September 30, 2016, from 2.7% a year earlier, according to Moody’s Investor Service.

The fund tops its benchmark as energy prices climb higher

For the six months, the fund surpassed its benchmark mostly due to favorable sector allocation and security selection. Security selection in the energy–exploration & production sector was the largest contributor to relative returns versus the index, helped by higher oil prices. Next in line were overweight positions in chemicals, software & services and support services, all of which performed well. These positive effects were partially offset by an allocation to cash, which was a drag on performance in the positive market environment, as well as holdings in gas distribution companies and food & drug retailers.

Among individual security allocations, the biggest contribution to relative performance came from an out-of-benchmark position in specialty chemical company Hexion, which performed well. Next in line were an overweight position in oil and natural gas producer California Resources and an out-of-benchmark holding in Peabody Energy. Owning WPX Energy and Arch Coal also benefited relative returns.

In contrast, not owning positively performing natural resources company Freeport-McMoRan and Chesapeake Energy were the largest detractors from relative returns, respectively. An underweight position in Sprint and an overweight position in food retailer The Fresh Market also hurt the fund’s relative performance.

Expense example

Six months ended September 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
High-Yield	value	value	(4/1/16–
Fund	(4/1/16)	(9/30/16)	9/30/16)
Actual return
Institutional Class	$1,000.00	$1,104.67	$1.90
Advisor Class	1,000.00	1,104.47	2.06
Premier Class	1,000.00	1,102.64	2.69
Retirement Class	1,000.00	1,102.10	3.21
Retail Class	1,000.00	1,102.87	3.32

5% annual hypothetical return
Institutional Class	1,000.00	1,023.26	1.83
Advisor Class	1,000.00	1,023.11	1.98
Premier Class	1,000.00	1,022.51	2.59
Retirement Class	1,000.00	1,022.01	3.09
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.39% for the Advisor Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	13

Inflation-Linked Bond Fund

Portfolio composition
% of net assets
as of 9/30/2016
U.S. Treasury securities	95.8
U.S. agency securities	1.7
Mortgage-backed securities*	0.3
Short-term investments, other assets & liabilities, net	2.2
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Less than 1 year	2.0
1–3 years	19.8
3–5 years	28.1
5–10 years	39.2
Over 10 years	10.9
Total	100.0

Performance for the six months ended September 30, 2016

The Inflation-Linked Bond Fund returned 1.82% for the Institutional Class, compared with the 1.90% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the one-year period ended September 30, 2016, the fund returned 4.51%, versus 4.83% for the benchmark. The table below shows returns for all share classes of the fund.

U.S. economy continues to grow with modest inflation

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. The nation’s gross domestic product (GDP) expanded at an annual rate of 1.4% in the second quarter of 2016 after 0.8% annualized growth in the first quarter. The preliminary estimate for GDP in the third quarter was 2.9% on an annualized basis. Since 2013, the U.S. economy has had average annual growth of less than 2.5%, with only one quarterly contraction in early 2014.

This slow and steady growth, combined with slowing global economic expansion, has kept the U.S. Federal Reserve in neutral mode, with only a 0.25 percentage point increase in its short-term rate last December. In this environment, inflation has remained muted, though it is showing some signs of picking up. The Consumer Price Index, a key measure of inflation, rose 1.5% in September year-over-year—its largest twelve-month gain since October 2014—according to the U.S. Bureau of Labor Statistics.

Crude oil prices, which influence current inflationary pressures, rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016. However, oil prices remain well below the $91 per barrel level of two years ago.

Performance as of September 30, 2016

					Average annual
		Total return			total return
Inflation-Linked Bond Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	10/1/2002	1.82%	4.51%		1.34%		4.01%
Advisor Class	12/4/2015	1.82	4.50	†	1.34	†	4.01	†
Premier Class	9/30/2009	1.74	4.42		1.19		3.90	†
Retirement Class	3/31/2006	1.64	4.29		1.10		3.76
Retail Class	10/1/2002	1.69	4.28		1.04		3.78
Bloomberg Barclays U.S. Treasury Inflation Protected Securities 1–10 Years Index‡	—	1.90	4.83		1.34		3.82
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	2.69	6.58		1.93		4.48

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	On January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as the fund’s benchmark.

14	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Interest rate concerns remain subdued

Easy monetary policies in place in Europe, Japan and elsewhere have made it less likely that the Fed will act to increase U.S. interest rates, though Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors remained attracted to the relative safety offered by this sector (bond yields move in the opposite direction of prices).

The fund trails its benchmark

The fund had a positive return in absolute terms for the six-month period, but it trailed its benchmark, the TIPS 1–10 Year index, largely because of its yield curve positioning in Treasuries. To a lesser extent, fund performance was held back by a slight underweight to Treasuries, which represented 95.3% of the portfolio’s market value versus the 99.9% in the benchmark.

By contrast, the fund’s relative performance was helped by yield curve positioning in government agency securities and mortgage-backed securities.

During the period, the fund’s portfolio managers aligned the fund’s duration—a measure of the fund’s sensitivity to interest rate changes—close to that of the TIPS 1–10 year index. This investment strategy helped the fund’s risk and reward characteristics remain in line with those of its benchmark.

Expense example

Six months ended September 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(4/1/16–
Bond Fund	(4/1/16)	(9/30/16)	9/30/16)
Actual return
Institutional Class	$1,000.00	$1,018.21	$1.32
Advisor Class	1,000.00	1,018.21	1.37
Premier Class	1,000.00	1,017.39	2.07
Retirement Class	1,000.00	1,016.37	2.78
Retail Class	1,000.00	1,016.89	2.88

5% annual hypothetical return
Institutional Class	1,000.00	1,023.76	1.32
Advisor Class	1,000.00	1,023.71	1.37
Premier Class	1,000.00	1,023.01	2.08
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,022.21	2.89

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.26% for the Institutional Class, 0.27% for the Advisor Class, 0.41% for the Premier Class, 0.55% for the Retirement Class and 0.57% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	15

Short-Term Bond Fund

Portfolio composition

% of net assets
as of 9/30/2016
Corporate bonds	24.2
Commercial mortgage-backed securities & other mortgage-backed securities	22.4
Foreign government & corporate bonds denominated in U.S. dollars	18.6
U.S. Treasury securities	16.0
Asset-backed securities	5.1
U.S. agency securities	4.5
Bank loan obligations	4.2
Mortgage-backed securities*	0.5
Municipal bonds	0.3
Short-term investments, other assets & liabilities, net	4.2
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Less than 1 year	27.0
1–3 years	49.2
3–5 years	17.2
5–10 years	4.2
Over 10 years	2.4
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Aaa/AAA	27.9
Aa/AA	13.4
A/A	19.1
Baa/BBB	29.2
Ba/BB	4.8
B/B	3.4
Below B/B	0.9
Non-rated	1.3
Total	100.0

†	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2016

The Short-Term Bond Fund returned 1.45% for the Institutional Class, compared with the 0.69% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2016, the fund returned 2.22%, versus 1.31% for the index. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors remained attracted to the relative safety offered by this sector (bond yields move in the opposite direction of prices). The benign domestic economic picture, along with investors’ demand for income streams and improved energy prices, helped the corporate credit sector, including lower-rated high-yield bonds, outperform U.S. government debt. Overall, longer-term bonds outperformed their short-term counterparts.

Performance as of September 30, 2016

					Average annual
		Total return			total return
Short-Term Bond Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	3/31/2006	1.45%	2.22%		1.77%		3.03%
Advisor Class	12/4/2015	1.45	2.07	‡	1.74	‡	3.02	‡
Premier Class	9/30/2009	1.37	2.06		1.64		2.93	‡
Retirement Class	3/31/2006	1.32	1.96		1.52		2.78
Retail Class	3/31/2006	1.29	1.90		1.43		2.80
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	0.69	1.31		1.05		2.59

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Short-term bonds lag the broader market

For the six-month period, the fund’s benchmark significantly underperformed the broader market, as measured by the Bloomberg Barclays U.S. Aggregate Index, which returned 2.68%. The primary reason was that short-term bond performance lagged that of longer-term issues.

All of the sectors in the fund’s benchmark, the Bloomberg Barclays U.S. 1–3 Year Bond Index, posted positive returns, however. Corporate bonds, making up more than a quarter of the benchmark’s holdings, were the most significant driver of performance, gaining 1.4% for the period. Government agency and government credit securities performed roughly in line with the overall benchmark, gaining 0.6% and 0.7%, respectively. U.S. Treasuries were the largest sector, with a 58.7% weighting, gaining just 0.4%. The strongest performance in the benchmark came from its smallest sector, municipal bonds, which rose 1.4%. However, its impact was negligible as it made up less than 1.0% of the benchmark’s total capitalization at period-end.

Sector allocations help fund outpace benchmark

The fund outperformed its benchmark, with strong contributions from its exposure to three out-of-benchmark sectors––commercial mortgage-backed securities, mortgage-backed securities and asset-backed securities. The fund’s allocation to government agency securities easily outperformed those in the benchmark. Corporate bonds were also a positive, due to an overweight position in this strong-performing sector. A modest allocation to covered bonds, another non-benchmark sector, made a contribution, as did a significant underweight to Treasuries, which performed poorly.

Partly offsetting the positive contributors, the fund’s yield curve positioning within Treasuries detracted somewhat from the fund’s relative performance. Security selection in government securities and corporate bonds were also a slight hindrance. Finally, the fund had a small exposure to derivative instruments, which detracted from its relative returns during the period.

Expense example

Six months ended September 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(4/1/16–
Bond Fund	(4/1/16)	(9/30/16)	9/30/16)
Actual return
Institutional Class	$1,000.00	$1,014.48	$1.36
Advisor Class	1,000.00	1,014.52	1.36
Premier Class	1,000.00	1,013.71	2.17
Retirement Class	1,000.00	1,013.20	2.62
Retail Class	1,000.00	1,012.87	2.98

5% annual hypothetical return
Institutional Class	1,000.00	1,023.71	1.37
Advisor Class	1,000.00	1,023.71	1.37
Premier Class	1,000.00	1,022.91	2.18
Retirement Class	1,000.00	1,022.46	2.64
Retail Class	1,000.00	1,022.11	2.99

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.27% for the Advisor Class, 0.43% for the Premier Class, 0.52% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	17

Short-Term Bond Index Fund

Portfolio composition

% of net assets
as of 9/30/2016
U.S. Treasury securities	57.4
Corporate bonds	20.7
Foreign government & corporate bonds denominated in U.S. dollars	14.7
U.S. agency securities	7.2
Municipal bonds	0.1
Short-term investments, other assets & liabilities, net	–0.1
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Less than 1 year	7.8
1–3 years	91.8
3–5 years	0.4
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Aaa/AAA	66.8
Aa/AA	12.7
A/A	11.5
Baa/BBB	9.0
Total	100.0

†	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2016

The Short-Term Bond Index Fund returned 0.59% for the Institutional Class, compared with the 0.69% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2016, the fund returned 1.13%, versus 1.31% for the index. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors remained attracted to the relative safety offered by this sector (bond yields move in the opposite direction of prices). The benign domestic economic picture, along with investors’ demand for income streams and improved energy prices, helped the corporate credit sector, including lower-rated high-yield bonds, outperform U.S. government debt. Overall, longer-term bonds outperformed their short-term counterparts.

Performance as of September 30, 2016

					Average annual
		Total return			total return
					since
Short-Term Bond Index Fund	Inception date	6 months	1 year		fund inception
Institutional Class	8/7/2015	0.59%	1.13%		1.26%
Advisor Class	12/4/2015	0.52	1.00	‡	1.15	‡
Premier Class	8/7/2015	0.52	0.97		1.11
Retirement Class	8/7/2015	0.37	0.78		0.92
Retail Class	8/7/2015	0.47	0.83		0.95
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	0.69	1.31		1.45	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for this period would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

18	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Short-term bonds lag the broader market

For the six-month period, the fund’s benchmark significantly underperformed the broader market, as measured by the Bloomberg Barclays U.S. Aggregate Index, which returned 2.68%. The primary reason was that short-term bond performance lagged that of longer-term issues.

All of the sectors in the fund’s benchmark, the Bloomberg Barclays U.S. 1–3 Year Bond Index, posted positive returns, however. Corporate bonds, making up more than a quarter of the benchmark’s holdings, were the most significant driver of performance, gaining 1.4% for the period. Government agency and government credit securities performed roughly in line with the overall benchmark, gaining 0.6% and 0.7%, respectively. U.S. Treasuries were the largest sector, with a 58.7% weighting, gaining just 0.4%. The strongest performance in the benchmark came from its smallest sector, municipal bonds, which rose 1.4%. However, its impact was negligible as it made up less than 1.0% of the benchmark’s total capitalization at period-end.

The fund slightly trails its benchmark index

For the six months, the fund’s performance slightly trailed that of its benchmark. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Since its inception on August 7, 2015, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match the weightings and maturities. At times, the fund may also invest in securities not held in the index, but which have similar investment characteristics to securities held in the index. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(4/1/16–
Bond Index Fund	(4/1/16)	(9/30/16)	9/30/16)
Actual return
Institutional Class	$1,000.00	$1,005.94	$0.60
Advisor Class	1,000.00	1,005.17	0.35
Premier Class	1,000.00	1,005.19	1.36
Retirement Class	1,000.00	1,003.69	1.86
Retail Class	1,000.00	1,004.72	1.86

5% annual hypothetical return
Institutional Class	1,000.00	1,024.47	0.61
Advisor Class	1,000.00	1,024.72	0.36
Premier Class	1,000.00	1,023.71	1.37
Retirement Class	1,000.00	1,023.21	1.88
Retail Class	1,000.00	1,023.21	1.88

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.07% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.37% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	19

Social Choice Bond Fund

Portfolio composition

% of net assets
as of 9/30/2016
Corporate bonds	24.6
Foreign government & corporate bonds denominated in U.S. dollars	19.7
Municipal bonds	12.8
U.S. agency securities	11.6
Commercial mortgage-backed securities & other mortgage-backed securities	10.7
Mortgage-backed securities*	10.6
U.S. Treasury securities	3.7
Asset-backed securities	3.4
Bank loan obligations	1.2
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Less than 1 year	9.6
1–3 years	15.6
3–5 years	23.4
5–10 years	28.1
Over 10 years	23.3
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Aaa/AAA	37.7
Aa/AA	17.2
A/A	13.5
Baa/BBB	20.9
Ba/BB	2.5
B/B	3.4
Below B/B	2.0
Non-rated	2.8
Total	100.0

†	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2016

The Social Choice Bond Fund returned 3.19% for the Institutional Class, compared with the 2.68% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2016, the fund returned 5.28%, versus 5.19% for the index. The fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower—declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016—as investors remained attracted to the relative safety offered by this sector (bond yields move in the opposite direction of prices). The generally favorable domestic economic picture, along with investors’ demand for income streams and improved energy prices,

Performance as of September 30, 2016

					Average annual
		Total return			total return
					since
Social Choice Bond Fund	Inception date	6 months	1 year		fund inception
Institutional Class	9/21/2012	3.19%	5.28%		3.89%
Advisor Class	12/4/2015	3.10	5.14	‡	3.86	‡
Premier Class	9/21/2012	3.21	5.12		3.74
Retirement Class	9/21/2012	3.06	5.01		3.63
Retail Class	9/21/2012	3.06	4.99		3.55
Bloomberg Barclays U.S. Aggregate Bond Index	—	2.68	5.19		2.64	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

20	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

helped the corporate credit sector, including lower-rated high-yield bonds, outperform U.S. government debt. Overall, longer-term bonds outperformed their short-term counterparts.

Corporate bond outperformance drives benchmark returns

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six-month period. Corporate bonds, making up one-quarter of the index, were the most significant driver of performance, gaining 5.0% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities and commercial mortgage-backed securities (CMBS) also outperformed, gaining 3.3% and 2.8%, respectively. U.S. Treasuries, the largest sector with a weighting of 36.4%, gained 1.8%, while mortgage-backed securities (MBS), with a weighting of 27.3%, rose 1.7%. The largest gain came from one of the smallest sectors in the index, municipal bonds, which rose 5.5% but accounted for less than 1.0% of the index’s total capitalization at period-end.

Asset allocation decisions drive fund’s outperformance

The fund performed well in absolute terms and outpaced its benchmark, primarily as a result of an overweight to the strong-performing corporate sector. Overweights to CMBS and municipals-—both of which outperformed-—also made strong contributions to the fund’s relative performance. Finally, yield curve positioning in the government agency sector was beneficial.

Offsetting these positive factors, the fund’s yield curve positioning within Treasuries and MBS held back its results relative to the benchmark.

Expense example

Six months ended September 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(4/1/16–
Bond Fund	(4/1/16)	(9/30/16)	9/30/16)
Actual return
Institutional Class	$1,000.00	$1,031.91	$2.04
Advisor Class	1,000.00	1,031.05	2.80
Premier Class	1,000.00	1,032.15	2.80
Retirement Class	1,000.00	1,030.63	3.31
Retail Class	1,000.00	1,030.56	3.41

5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	2.03
Advisor Class	1,000.00	1,022.31	2.79
Premier Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,021.81	3.29
Retail Class	1,000.00	1,021.71	3.40

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.67% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	21

Tax-Exempt Bond Fund

Portfolio composition

% of net assets
as of 9/30/2016
Municipal bonds	98.3
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Less than 1 year	2.3
1–3 years	6.5
3–5 years	9.1
5–10 years	48.2
Over 10 years	33.9
Total	100.0

Holdings by credit quality*

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2016
Aaa/AA	4.2
Aa/AA	37.2
A/A	37.9
Baa/BBB	16.6
Ba/BB	0.7
Non-rated	3.4
Total	100.0

*	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2016

The Tax-Exempt Bond Fund returned 2.35% for the Institutional Class, compared with the 2.41% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2016, the fund returned 5.24%, versus 6.02% for the index. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. Oil prices rose 37% from $35 a barrel on April 1, 2016, to nearly $48 a barrel on September 30, 2016.

A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized. For the six months, the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.68%.

Factors influencing municipal bond performance

Strong fundamentals generated demand for municipal bonds throughout much of the period as investors’ appetite for income and relative stability continued in an environment of low interest rates and slower global growth. However, returns turned negative in the month of September on the heels of heavy new

Performance as of September 30, 2016

					Average annual
		Total return			total return
Tax-Exempt Bond Fund	Inception date	6 months	1 year		5 years		10 years
Institutional Class	3/31/2006	2.35%	5.24%		3.55%		4.26%
Advisor Class	12/4/2015	2.36	5.20	†	3.55	†	4.25	†
Retail Class	3/31/2006	2.21	4.95		3.24		4.06
Bloomberg Barclays 10-Year Municipal Bond Index	—	2.41	6.02		4.67		5.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

22	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

issuance—the largest September supply on record. The sudden increase may have been the result of issuers moving deals forward to avoid uncertainty around the U.S. presidential election in November and a potential rate hike by the end of 2016.

On September 30, 2016, higher-rated 10-year AAA municipal bonds yielded 2.33%, compared with a 1.60% yield on the benchmark 10-year U.S. Treasury bond. Municipal bond prices tend to be less sensitive to changes in interest rates than Treasuries because municipal returns are influenced by the bonds’ tax-exempt income advantages. For the ten years ended September 30, 2016, the Bloomberg Barclays 10-Year Municipal Bond Index posted an average annual return of 5.26%, outpacing the 4.79% average annual return of the broad domestic bond market.

All sectors in the index advance

For the six-month period, all sectors within the benchmark posted positive total returns. The best performers were industrial revenue, leasing, education, transportation and health care. The worst performers were solid waste/resource recovery and state. The returns of all sectors in the index ranged from 0.9% to 3.3%. For the six months ended September 30, 2016, municipal bond issuance was $220.2 billion, up from $147.2 billion in the prior six months ended March 31, 2016.

The fund advances but slightly lags its benchmark

For the six-month period, investments in the transportation, leasing and state sectors detracted the most from relative returns versus the index, primarily as a result of unfavorable yield curve positioning. Holdings in local and special tax also hurt relative performance. Conversely, positioning in the health care, water & sewer and power sectors were the largest contributors to relative returns as each of these areas outperformed the fund’s benchmark. Strong security selection also helped offset some of the fund’s underperformance relative to its benchmark.

Expense example

Six months ended September 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Tax-Exempt	value	value	(4/1/16–
Bond Fund	(4/1/16)	(9/30/16)	9/30/16)
Actual return
Institutional Class	$1,000.00	$1,023.54	$1.78
Advisor Class	1,000.00	1,023.61	1.72
Retail Class	1,000.00	1,022.12	3.19

5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Advisor Class	1,000.00	1,023.36	1.72
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.34% for the Advisor Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	23

Money Market Fund

Portfolio composition

% of net assets
as of 9/30/2016
U.S. government agency securities	56.2
U.S. Treasury securities	21.0
Floating-rate securities, government	16.9
Commercial paper	5.1
Other assets & liabilities, net	0.8
Total	100.0

Net annualized yield

(for the 7 days ended 9/27/2016)*

	Current yield	Effective yield
Money Market Fund†
Institutional Class	0.27%	0.27%
Advisor Class	0.20	0.20
Premier Class	0.12	0.12
Retirement Class	0.02	0.02
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages—All Taxable§	0.12	0.12

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the six months ended September 30, 2016

The Money Market Fund returned 0.15% for the Institutional Class, compared with the 0.06% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of more than 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. For the one-year period ended September 30, 2016, the fund returned 0.24%, versus 0.09% for iMoneyNet. The table below shows returns for all share classes of the fund.

Bonds post gains as Fed holds steady on rates

During the six-month period, U.S. economic growth continued, labor markets held steady and consumer confidence remained high. A mostly positive view of domestic economic conditions prompted the Federal Reserve to leave short-term interest rates unchanged. To a large extent, U.S. interest rates have also remained at low levels due to the easy monetary policies in place in Europe, Japan and elsewhere. However, Fed Chair Janet Yellen suggested in her September post-meeting remarks that a rate hike was possible by the end of 2016. Bond prices fluctuated during the period, driven temporarily higher in late June by Britain’s surprise vote to leave the European Union, but prices subsequently receded to previous levels as markets stabilized.

Performance as of September 30, 2016

			Total	Average annual
			return	total return
Money Market Fund†	Inception date	6 months	1 year	5 years		10 years
Institutional Class	7/1/1999	0.15%	0.24%	0.06%		1.02%
Advisor Class	12/4/2015	0.10	0.14 ‡	0.04	‡	1.01	‡
Premier Class	9/30/2009	0.08	0.08	0.02		0.98	‡
Retirement Class	3/31/2006	0.03	0.03	0.01		0.90
Retail Class	3/31/2006	0.00	0.00	0.00		0.94
iMoneyNet Money Fund Averages—All Taxable§	—	0.06	0.09	0.03		0.82

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You could lose money over short or long periods by investing in this fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
§	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†	Beginning August 27, 2013, the fund’s adviser is reimbursing certain fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

24	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

U.S. fixed-income performance was broadly positive for the six-month period. Yields on 10-year Treasuries ended the period lower, declining from 1.79% on April 1, 2016, to 1.60% on September 30, 2016 (bond yields move in the opposite direction of prices). In short-term money markets, the London InterBank Offered Rate (LIBOR)—the most widely used benchmark for short-term rates—rose during the period with longer-dated rates gaining more than short-term rates. Three-month LIBOR rose from 0.63% on April 1, 2016, to 0.85% on September 30, 2016, while six- and twelve-month LIBOR rose from 0.90% to 1.24%, and from 1.21% to 1.55%, respectively, during the same time period.

Fund conversion to comply with new SEC regulations

In 2015, the TIAA-CREF Money Market Fund’s board approved the conversion of the fund to a “government money market fund,” in compliance with new SEC regulations requiring all money market funds to be designated as retail, institutional or government money market funds. This conversion became effective on October 14, 2016, shortly after the end of the reporting period. As a government money market fund, the fund invests 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized fully by cash or U.S. government securities. Many other U.S. money market funds also have restructured as government money market funds, resulting in a decline in commercial paper demand (and supply), and an increase in demand for short-term U.S. Treasuries. Also, short-term U.S. government securities generally pay interest that is among the lowest for income-paying securities. Because of this, after the conversion of the fund to a government money market fund, the yield on the fund will likely be lower than the yields on funds that invest in longer-term or lower-quality securities.

Fund’s return reflects Fed rate increase

During the period, the fund had a slightly positive return that reflected the Fed’s interest-rate increase in December 2015 and the market’s anticipation of a rate hike before the end of 2016. The fund benefited somewhat from holding longer-dated floating-rate government agency paper, which has slightly higher yields than similar fixed-rate government securities. As of September 27, 2016, the fund’s weighted average maturity was 50 days, versus 38 days for the average iMoneyNet fund. (iMoneyNet releases their data on a weekly basis, and September 27 was the last date of release for the month.)

Expense example

Six months ended September 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Money	value	value	(4/1/16–
Market Fund	(4/1/16)	(9/30/16)	9/30/16)
Actual return
Institutional Class	$1,000.00	$1,001.54	$0.70
Advisor Class	1,000.00	1,001.04	1.20
Premier Class	1,000.00	1,000.79	1.45
Retirement Class	1,000.00	1,000.31	1.96
Retail Class	1,000.00	1,000.00	2.26

5% annual hypothetical return
Institutional Class	1,000.00	1,024.37	0.71
Advisor Class	1,000.00	1,023.87	1.22
Premier Class	1,000.00	1,023.61	1.47
Retirement Class	1,000.00	1,023.11	1.98
Retail Class	1,000.00	1,022.81	2.28

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.24% for the Advisor Class, 0.29% for the Premier Class, 0.39% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	25

Summary portfolio of investments (unaudited)

Bond Fund  ■  September 30, 2016

			% of net
Principal	Issuer	Value	assets
	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS	$445,441	0.0%
	CAPITAL GOODS	1,666,228	0.1
	COMMERCIAL & PROFESSIONAL SERVICES	3,984,265	0.1
	CONSUMER DURABLES & APPAREL	1,040,002	0.0
	CONSUMER SERVICES	5,114,079	0.1
	DIVERSIFIED FINANCIALS	881,905	0.0
	ENERGY	992,829	0.0
	FOOD & STAPLES RETAILING	1,103,516	0.0
	FOOD, BEVERAGE & TOBACCO	1,259,858	0.0
	HEALTH CARE EQUIPMENT & SERVICES	3,119,847	0.1
	INSURANCE	2,780,092	0.1
	MATERIALS	3,065,902	0.1
	MEDIA	5,537,113	0.2
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,217,861	0.0
	REAL ESTATE	734,018	0.0
	RETAILING	1,393,761	0.1
	SOFTWARE & SERVICES	5,040,227	0.2
	TECHNOLOGY HARDWARE & EQUIPMENT	4,106,404	0.1
	TELECOMMUNICATION SERVICES	1,503,884	0.1

	TOTAL BANK LOAN OBLIGATIONS (Cost $45,115,128)	44,987,232	1.3
	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS	21,852,993	0.6
	BANKS	177,750,583	4.8
	CAPITAL GOODS	47,311,018	1.3
	COMMERCIAL & PROFESSIONAL SERVICES	45,116,656	1.2
	CONSUMER DURABLES & APPAREL	10,112,416	0.3
	CONSUMER SERVICES	24,721,374	0.7
	DIVERSIFIED FINANCIALS	135,633,282	3.6
	ENERGY	104,244,213	2.8
	FOOD & STAPLES RETAILING	41,399,716	1.1
	FOOD, BEVERAGE & TOBACCO	40,845,059	1.1
	HEALTH CARE EQUIPMENT & SERVICES	43,388,670	1.2
	HOUSEHOLD & PERSONAL PRODUCTS	801,922	0.0
	INSURANCE	67,092,970	1.8
	MATERIALS	59,828,490	1.6
	MEDIA	64,498,765	1.7
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	68,125,725	1.8
REAL ESTATE		47,988,645	1.3
				% of net
Principal		Issuer	Value	assets
RETAILING			$44,176,170	1.2%
SOFTWARE & SERVICES			46,774,754	1.3
TECHNOLOGY HARDWARE & EQUIPMENT			39,144,739	1.1
TELECOMMUNICATION SERVICES
		Deutsche Telekom International Finance BV
$15,000,000	g	1.950%, 09/19/21	14,988,570	0.4
		Other	57,465,899	1.5
			72,454,469	1.9
TRANSPORTATION			41,719,750	1.1
UTILITIES			165,212,152	4.5
	TOTAL CORPORATE BONDS (Cost $1,363,969,413)		1,410,194,531	38.0
GOVERNMENT BONDS
AGENCY SECURITIES			24,285,995	0.7
FOREIGN GOVERNMENT BONDS			155,484,020	4.2
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
13,465,800		3.500%, 10/01/45	14,378,887	0.4
11,969,631		4.000%, 12/01/45	13,042,964	0.4
		Federal National Mortgage Association (FNMA)
16,000,000	h	2.500%, 11/25/31	16,543,125	0.4
12,911,885		3.500%, 07/01/42	13,795,657	0.4
31,996,630		3.500%, 06/01/46	33,773,207	0.9
11,819,475		3.500%, 07/01/46	12,504,867	0.3
29,000,000	h	3.500%, 10/25/46	30,604,063	0.8
25,000,000	h	3.000%, 11/25/46	25,932,124	0.7
43,000,000	h	4.000%, 11/25/46	46,129,256	1.2
28,000,000	h	3.000%, 12/25/46	28,985,257	0.8
260,650,411		0.925%–8.000%, 07/01/24–07/01/55	274,067,757	7.4
		Government National Mortgage Association (GNMA)
27,164,482		3.500%, 05/20/46	28,891,846	0.8
11,660,827		4.000%, 08/20/46	12,537,465	0.3
29,000,000	h	3.000%, 11/20/46	30,322,559	0.8
17,000,000	h	3.000%, 12/20/46	17,740,762	0.5
		Other	74,896,424	2.0
			674,146,220	18.1
MUNICIPAL BONDS
		Florida State Board of Administration Finance Corp
15,000,000		2.163%, 07/01/19	15,280,950	0.4
		State of Michigan
13,000,000		1.779%, 11/01/21	13,021,320	0.4
		University of California
15,000,000		1.910%, 05/15/21	15,234,750	0.4
		Other	150,102,709	4.0
			193,639,729	5.2

26	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund ■ September 30, 2016

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$37,050,000		3.500%, 02/15/39	$45,986,867	1.2%
16,015,000		3.875%, 08/15/40	20,942,111	0.6
61,790,000		2.500%, 05/15/46	64,160,203	1.7
44,900,000		2.250%, 08/15/46	44,228,251	1.2
		United States Treasury Note
27,000,000		0.875%, 05/31/18	27,054,837	0.7
18,000,000		1.375%, 05/31/21	18,196,884	0.5
33,890,000		1.250%, 07/31/23	33,543,170	0.9
14,200,000		1.375%, 08/31/23	14,160,623	0.4
25,100,000		1.500%, 08/15/26	24,873,523	0.7
		Other	35,068,789	0.9
			328,215,258	8.8
	TOTAL GOVERNMENT BONDS (Cost $1,349,540,673)		1,375,771,222	37.0
STRUCTURED ASSETS
ASSET BACKED
		Domino’s Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
12,612,065	g	5.216%, 01/25/42	12,969,970	0.3
		Other	226,644,998	6.1
			239,614,968	6.4
OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AM)
45,189,400	i	5.771%, 05/15/46	45,938,824	1.2
		Commercial Mortgage Trust
		Series 2007-GG11 (Class AM)
23,805,000	i	5.867%, 12/10/49	24,569,952	0.7
		Connecticut Avenue Securities
		Series 2016-C05 (Class 2M1)
17,802,445	i	1.875%, 01/25/29	17,876,549	0.5
		Series 2016-C04 (Class 1M1)
15,850,329	i	1.975%, 01/25/29	15,946,706	0.4
11,822,224	i	2.675%, 9/25/28	11,990,823	0.2
		Morgan Stanley Capital I Trust
		Series 2016-UB11 (Class ASB)
13,000,000		2.606%, 08/15/49	13,316,826	0.4
41,469,235	g,i	5.325%–6.252%, 08/12/41–10/12/52	40,124,277	1.1
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2016-DNA2 (Class M1)
16,286,618	i	1.775%, 10/25/28	16,329,317	0.4
		Series 2016-DNA2 (Class M2)
14,750,000	i	2.725%, 10/25/28	14,990,109	0.4
		Series 2016-DNA3 (Class M1)
23,732,756	i	1.625%, 12/25/28	23,769,841	0.6
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
22,235,000		5.383%, 12/15/43	22,433,814	0.6
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED-continued
		Series 2006-C27 (Class AJ)
$12,000,000	i	5.825%, 07/15/45	$12,034,838	0.3%
		Series 2007-C34 (Class AJ)
23,750,038	i	6.139%, 05/15/46	23,803,476	0.6
		Series 2007-C32 (Class AMFX)
22,000,000	g	5.703%, 06/15/49	22,360,503	0.6
		Series 2007-C32 (Class AJ)
23,475,000	i	5.750%, 06/15/49	22,939,676	0.6
		Other	231,053,539	6.4
			559,479,070	15.0
	TOTAL STRUCTURED ASSETS (Cost $800,747,537)		799,094,038	21.4
	TOTAL BONDS (Cost $3,514,257,623)		3,585,059,791	96.4
SHORT-TERM INVESTMENTS
TREASURY DEBT
		United States Treasury Bill
50,000,000		0.323%, 10/06/16	49,999,550	1.3
25,475,000		0.220%, 10/27/16	25,471,688	0.7
16,000,000		0.245%, 11/03/16	15,997,232	0.4
36,800,000		0.394%, 12/29/16	36,775,013	1.0
50,000,000		0.282%, 02/02/17	49,944,650	1.3
25,000,000		0.305%, 02/09/17	24,969,350	0.7
49,400,000		0.353%, 03/02/17	49,325,060	1.3
26,300,000		0.392%, 03/23/17	26,246,979	0.8
			278,729,522	7.5

	TOTAL SHORT-TERM INVESTMENTS (Cost $278,730,302)		278,729,522	7.5

	TOTAL PORTFOLIO (Cost $3,838,103,053)		3,908,776,545	105.2
	OTHER ASSETS & LIABILITIES, NET		(192,295,154)	(5.2)
	NET ASSETS		$3,716,481,391	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities, including those in “Other,” was $652,855,027 or 17.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	27

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2016

				% of net
Principal		Issuer	Value	assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			$9,564,293	0.1%
BANKS			273,310,786	4.0
CAPITAL GOODS			61,089,724	0.9
COMMERCIAL & PROFESSIONAL SERVICES			30,008,942	0.4
CONSUMER DURABLES & APPAREL			9,629,998	0.1
CONSUMER SERVICES			22,778,196	0.3
DIVERSIFIED FINANCIALS			225,373,000	3.2
ENERGY			161,924,554	2.3
FOOD & STAPLES RETAILING			24,773,142	0.4
FOOD, BEVERAGE & TOBACCO			96,811,483	1.4
HEALTH CARE EQUIPMENT & SERVICES			45,806,077	0.7
HOUSEHOLD & PERSONAL PRODUCTS			8,814,909	0.1
INSURANCE			87,309,016	1.3
MATERIALS			64,645,373	0.9
MEDIA			58,641,635	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			109,086,636	1.6
REAL ESTATE			44,259,609	0.6
RETAILING			48,996,432	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,031,062	0.2
SOFTWARE & SERVICES			64,724,098	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			67,414,296	1.0
TELECOMMUNICATION SERVICES			101,374,087	1.5
TRANSPORTATION			49,498,097	0.7
UTILITIES			177,431,591	2.5
	TOTAL CORPORATE BONDS (Cost $1,765,440,991)		1,854,297,036	26.6
GOVERNMENT BONDS
AGENCY SECURITIES			175,219,974	2.5
FOREIGN GOVERNMENT BONDS			292,637,055	4.2
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
$33,831,387		3.000%, 04/01/46	35,195,251	0.5
474,304,013		2.500%–8.000%, 05/01/17–09/01/46	504,911,242	7.2
		Federal National Mortgage Association (FNMA)
795,214,083		1.741%–8.000%, 10/01/16–07/01/55	844,132,723	12.1
		Government National Mortgage Association (GNMA)
31,683,888	h	3.500%, 02/20/45	33,659,494	0.5
29,307,813		4.000%, 11/20/45	31,420,790	0.5
446,083,515		1.875%–8.500%, 02/15/18–09/20/46	476,345,458	6.8
Other			3,745,257	0.1
			1,929,410,215	27.7
			% of net
Principal	Issuer	Value	assets
MUNICIPAL BONDS		$68,968,936	1.0%
U.S. TREASURY SECURITIES
	United States Treasury Bond
$26,060,000	5.250%, 02/15/29	36,274,295	0.5
36,983,000	3.500%, 02/15/39	45,903,706	0.7
26,350,000	4.375%, 05/15/41	37,099,983	0.5
27,000,000	2.500%, 05/15/46	28,035,693	0.4
253,729,000	2.250%–5.250%, 11/15/28–08/15/46	300,175,327	4.3
	United States Treasury Note
45,300,000	0.875%, 01/31/17	45,381,812	0.7
61,750,000	0.750%, 10/31/17	61,786,186	0.9
31,000,000	0.750%, 02/28/18	31,008,463	0.4
40,350,000	1.500%, 08/31/18	40,892,223	0.6
28,000,000	1.250%, 10/31/18	28,252,644	0.4
33,500,000	1.250%, 11/30/18	33,807,530	0.5
25,000,000	1.500%, 12/31/18	25,374,025	0.4
25,000,000	1.500%, 01/31/19	25,382,800	0.4
30,000,000	1.500%, 02/28/19	30,466,410	0.4
36,000,000	1.625%, 03/31/19	36,682,020	0.5
40,750,000	1.500%, 05/31/19	41,428,121	0.6
40,000,000	1.625%, 06/30/19	40,807,800	0.6
50,500,000	1.625%, 08/31/19	51,561,308	0.7
38,500,000	1.750%, 09/30/19	39,457,995	0.6
29,000,000	1.500%, 10/31/19	29,506,369	0.4
57,000,000	1.500%, 11/30/19	57,993,054	0.8
33,500,000	1.625%, 12/31/19	34,215,794	0.5
36,500,000	1.250%, 01/31/20	36,833,647	0.5
78,500,000	1.375%, 02/29/20	79,518,067	1.1
50,000,000	1.500%, 05/31/20	50,859,400	0.7
45,000,000	1.625%, 06/30/20	45,982,620	0.7
34,000,000	1.375%, 08/31/20	34,415,718	0.5
30,000,000	1.375%, 09/30/20	30,357,420	0.4
40,000,000	1.375%, 10/31/20	40,465,640	0.6
50,000,000	1.625%, 11/30/20	51,084,000	0.7
25,000,000	1.750%, 12/31/20	25,667,975	0.4
48,500,000	1.375%, 01/31/21	49,030,493	0.7
50,000,000	1.250%, 03/31/21	50,261,700	0.7
55,000,000	1.375%, 04/30/21	55,580,085	0.8
65,000,000	1.375%, 05/31/21	65,710,970	0.9
39,000,000	1.125%, 07/31/21	38,946,687	0.6
27,610,000	2.125%, 08/15/21	28,834,117	0.4
40,000,000	1.125%, 08/31/21	39,962,480	0.6
30,000,000	1.125%, 09/30/21	29,960,160	0.4
26,000,000	2.500%, 05/15/24	27,948,986	0.4
55,005,000	2.250%, 11/15/24	58,099,031	0.8
37,000,000	2.125%, 05/15/25	38,705,478	0.6
37,000,000	2.000%, 08/15/25	38,315,239	0.6
30,000,000	2.250%, 11/15/25	31,687,500	0.5
44,500,000	1.625%, 02/15/26	44,609,515	0.6
30,000,000	1.625%, 05/15/26	30,058,590	0.4
312,871,900	0.750%–8.000%, 11/15/16–08/15/26	324,333,906	4.7
		2,448,722,982	35.1
	TOTAL GOVERNMENT BONDS (Cost $4,752,291,081)	4,914,959,162	70.5

28	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund ■ September 30, 2016

			% of net
Principal	Issuer	Value	assets
STRUCTURED ASSETS
ASSET BACKED		$52,828,135	0.8%
OTHER MORTGAGE BACKED		100,577,454	1.4
	TOTAL STRUCTURED ASSETS (Cost $149,583,948)	153,405,589	2.2
	TOTAL BONDS (Cost $6,667,316,020)	6,922,661,787	99.3
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$36,400,000	0.210%, 10/21/16	36,396,542	0.5%
	Other	21,549,117	0.3
		57,945,659	0.8
TREASURY DEBT
	United States Treasury Bill
42,990,000	0.210%, 10/20/16	42,986,432	0.6
	Other	19,799,822	0.3
		62,786,254	0.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $120,728,876)	120,731,913	1.7
	TOTAL PORTFOLIO (Cost $6,788,044,896)	7,043,393,700	101.0
	OTHER ASSETS & LIABILITIES, NET	(68,933,255)	(1.0)
	NET ASSETS	$6,974,460,445	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/16, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $37,315,616 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	29

Summary portfolio of investments (unaudited)

Bond Plus Fund  ■  September 30, 2016

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$5,781,519	0.2%
CAPITAL GOODS	7,311,377	0.2
COMMERCIAL & PROFESSIONAL SERVICES	9,571,161	0.3
CONSUMER DURABLES & APPAREL	3,639,322	0.1
CONSUMER SERVICES	22,525,241	0.7
DIVERSIFIED FINANCIALS	3,983,088	0.1
ENERGY	3,720,794	0.1
FOOD & STAPLES RETAILING	6,829,822	0.2
HEALTH CARE EQUIPMENT & SERVICES	14,978,293	0.5
INSURANCE	10,242,388	0.3
MATERIALS	6,925,619	0.2
MEDIA	15,750,577	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,830,924	0.1
REAL ESTATE	7,193,357	0.2
RETAILING	5,178,036	0.2
SOFTWARE & SERVICES	18,375,877	0.6
TECHNOLOGY HARDWARE & EQUIPMENT	10,160,971	0.3
TELECOMMUNICATION SERVICES	521,716	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $156,407,501)	156,520,082	4.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	28,163,688	0.9
BANKS
Citigroup, Inc
$8,975,000	1.300%, 11/15/16	8,976,732	0.3
Other	139,712,406	4.2
148,689,138	4.5
CAPITAL GOODS	27,203,783	0.8
COMMERCIAL & PROFESSIONAL SERVICES	38,394,795	1.2
CONSUMER DURABLES & APPAREL	13,363,925	0.4
CONSUMER SERVICES	30,531,977	0.9
DIVERSIFIED FINANCIALS
General Motors Financial Co, Inc
15,000,000	2.400%, 04/10/18	15,107,820	0.5
Other	120,461,454	3.6
135,569,274	4.1
ENERGY	119,329,986	3.6
FOOD & STAPLES RETAILING	27,831,430	0.8
				% of net
Principal		Issuer	Value	assets
FOOD, BEVERAGE & TOBACCO
		Anheuser-Busch InBev Finance, Inc
$9,200,000		3.650%, 02/01/26	$9,852,124	0.3%
		Other	25,901,864	0.8
			35,753,988	1.1
HEALTH CARE EQUIPMENT & SERVICES			36,566,178	1.1
HOUSEHOLD & PERSONAL PRODUCTS			777,864	0.0
INSURANCE			28,265,547	0.9
MATERIALS
		Glencore Funding LLC
9,660,000	g	2.125%, 04/16/18	9,592,380	0.3
		Other	62,569,139	1.9
			72,161,519	2.2
MEDIA			64,757,126	2.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			51,928,622	1.6
REAL ESTATE			33,766,441	1.0
RETAILING			38,146,095	1.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			834,889	0.0
SOFTWARE & SERVICES			34,807,924	1.1
TECHNOLOGY HARDWARE & EQUIPMENT			29,843,202	0.9
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
9,113,000		4.272%, 01/15/36	9,514,218	0.3
		Other	46,294,655	1.4
			55,808,873	1.7
TRANSPORTATION			44,341,264	1.4
UTILITIES			89,219,555	2.7
	TOTAL CORPORATE BONDS (Cost $1,154,329,456)		1,186,057,083	36.1
GOVERNMENT BONDS
AGENCY SECURITIES			2,636,156	0.1
FOREIGN GOVERNMENT BONDS			100,033,944	3.0
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
13,822,406		3.500%, 10/01/45	14,759,673	0.4
12,944,667		4.000%, 12/01/45	14,105,433	0.4
		Federal National Mortgage Association (FNMA)
13,000,000	h	2.500%, 11/25/31	13,441,289	0.4
9,098,625		3.000%, 02/01/43	9,482,631	0.3
8,728,627		3.500%, 09/01/45	9,335,164	0.3
11,615,978		4.000%, 01/01/46	12,660,140	0.4
19,686,651		3.500%, 07/01/46	20,828,249	0.6
13,321,620	h	3.500%, 08/01/46	14,061,286	0.4
18,000,000	h	3.500%, 10/25/46	18,995,625	0.6
11,000,000	h	3.000%, 11/25/46	11,410,135	0.3
26,000,000	h	4.000%, 11/25/46	27,892,108	0.8
22,000,000	h	3.000%, 12/25/46	22,774,130	0.7
10,889,128		3.500%, 07/01/55	11,493,750	0.3
214,692,983		0.925%–9.000%, 03/01/23–11/25/46	225,013,675	6.9

30	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund ■ September 30, 2016

				% of net
Principal		Issuer	Value	assets
MORTGAGE BACKED—continued
		Government National Mortgage Association (GNMA)
$21,343,522		3.500%, 05/20/46	$22,700,736	0.7%
14,000,000	h	3.500%, 10/20/46	14,870,625	0.5
23,000,000	h	3.000%, 11/20/46	24,048,926	0.7
14,000,000	h	3.000%, 12/20/46	14,610,039	0.5
		Other	51,327,575	1.6
			553,811,189	16.8
MUNICIPAL BONDS
		State of Illinois
10,000,000		5.100%, 06/01/33	9,640,000	0.3
		Other	144,782,838	4.4
			154,422,838	4.7
U.S. TREASURY SECURITIES
		United States Treasury Bond
11,165,000		2.875%, 08/15/45	12,474,710	0.4
19,417,300	l	3.000%, 11/15/45	22,225,216	0.7
27,815,000		2.500%, 02/15/46	28,842,848	0.9
88,300,000		2.500%, 05/15/46	91,687,100	2.8
29,000,000		2.250%, 08/15/46	28,566,131	0.9
		United States Treasury Note
75,000,000		1.875%, 08/31/22	77,399,400	2.3
54,490,000		1.375%, 06/30/23	54,407,012	1.7
37,205,000		1.250%, 07/31/23	36,824,244	1.1
75,000,000		1.375%, 08/31/23	74,792,025	2.2
		Other	3,124,495	0.1
			430,343,181	13.1
	TOTAL GOVERNMENT BONDS (Cost $1,224,767,404)		1,241,247,308	37.7
STRUCTURED ASSETS
ASSET BACKED
		AmeriCredit Automobile Receivables Trust
		Series 2014-2 (Class D)
8,960,000		2.570%, 07/08/20	9,081,226	0.3
		Series 2016-3 (Class D)
10,000,000		2.710%, 09/08/22	10,056,699	0.3
		Other	219,310,611	6.7
			238,448,536	7.3
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2016-UB10 (Class ASB)
10,000,000		3.019%, 06/15/49	10,483,233	0.3
		CD Mortgage Trust
		Series 2016-CD1 (Class ASB)
10,000,000		2.622%, 08/10/49	10,256,924	0.3
		Citigroup Commercial Mortgage Trust
		Series 2016-C1 (Class AAB)
10,000,000		3.003%, 05/10/49	10,410,206	0.3
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)
16,500,000	i	5.771%, 05/15/46	16,581,310	0.5
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C4 (Class A1AM)
10,000,000	i	5.953%, 09/15/39	10,273,142	0.3
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED—continued
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2016-JP2 (Class ASB)
$10,000,000		2.713%, 08/15/49	$10,254,847	0.3%
		Morgan Stanley Capital I Trust
		Series 2016-UB11 (Class ASB)
10,000,000		2.606%, 08/15/49	10,243,712	0.3
		Wachovia Bank Commercial Mortgage Trust
		Series 2006-C27 (Class AJ)
13,250,000	i	5.825%, 07/15/45	13,288,468	0.4
		Series 2007-C31 (Class AJ)
14,875,000	i	5.660%, 04/15/47	14,890,320	0.5
		Series 2007-C32 (Class AMFX)
10,000,000	g	5.703%, 06/15/49	10,163,865	0.3
		Series 2007-C32 (Class AJ)
16,700,000	i	5.750%, 06/15/49	16,319,173	0.5
46,118,041	g,i	0.730%–6.214%, 12/15/43–02/15/51	41,625,843	1.3
		Other	157,994,439	4.8
			332,785,482	10.1
	TOTAL STRUCTURED ASSETS (Cost $573,965,478)		571,234,018	17.4
	TOTAL BONDS (Cost $2,953,062,338)		2,998,538,409	91.2
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			4,295,033	0.1
TREASURY DEBT
		United States Treasury Bill
50,000,000		0.215%, 10/20/16	49,995,850	1.5
39,600,000		0.211%, 12/22/16	39,578,378	1.2
86,200,000		0.282%–0.295%, 02/02/17	86,104,577	2.7
75,000,000		0.305%–0.312%, 02/09/17	74,908,050	2.4
100,000,000		0.320%–0.353%, 03/02/17	99,848,300	3.0
		Other	7,185,485	0.2
			357,620,640	11.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $361,944,129)		361,915,673	11.1
	TOTAL PORTFOLIO (Cost $3,471,413,968)		3,516,974,164	107.1
	OTHER ASSETS & LIABILITIES, NET		(232,337,909)	(7.1)
	NET ASSETS		$3,284,636,255	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities, including those in “Other,” was $599,216,248 or 18.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	31

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2016

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$11,814,423	0.4%
CAPITAL GOODS			16,771,244	0.5
COMMERCIAL & PROFESSIONAL SERVICES			22,759,600	0.7
CONSUMER DURABLES & APPAREL			16,675,589	0.5
CONSUMER SERVICES
		Knowledge Universe Education LLC
$14,850,000	i	6.000%, 08/13/22	14,883,413	0.5
		Other	29,548,197	0.9
			44,431,610	1.4
ENERGY			30,449,367	0.9
FOOD & STAPLES RETAILING			13,017,510	0.4
INSURANCE
		Acrisure LLC
20,493,374	i	6.500%, 05/19/22	20,531,901	0.6
		Other	12,168,229	0.4
			32,700,130	1.0
MATERIALS			11,700,000	0.3
MEDIA			13,797,515	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			15,705,633	0.5
REAL ESTATE
		DTZ US Borrower LLC
17,650,000	i	9.250%, 11/04/22	17,738,250	0.6
		Other	7,852,557	0.2
			25,590,807	0.8
SOFTWARE & SERVICES			30,728,135	0.9
TELECOMMUNICATION SERVICES			5,380,581	0.2
	TOTAL BANK LOAN OBLIGATIONS (Cost $301,522,758)		291,522,144	8.9
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			49,173,972	1.5
BANKS			75,809,961	2.3
CAPITAL GOODS			54,636,124	1.7
COMMERCIAL & PROFESSIONAL SERVICES
		Herc Rentals, Inc
14,770,000	g	7.500%, 06/01/22	15,286,950	0.5
20,315,000	g	7.750%, 06/01/24	20,873,662	0.6
		United Rentals North America, Inc
16,425,000		5.500%, 07/15/25	16,835,625	0.5
		XPO Logistics, Inc
16,000,000	g	6.500%, 06/15/22	16,740,000	0.5
		Other	61,185,192	1.9
			130,921,429	4.0
				% of net
Principal		Issuer	Value	assets
CONSUMER DURABLES & APPAREL
		Lennar Corp
$14,500,000		4.750%, 04/01/21	$15,442,500	0.5
		Other	34,543,094	1.0
			49,985,594	1.5
CONSUMER SERVICES
		International Game Technology
14,785,000	g	6.500%, 02/15/25	15,930,837	0.5
		Prime Security Services Borrower LLC
59,725,000	g	9.250%, 05/15/23	65,100,250	2.0
		Scientific Games International, Inc
14,500,000	g	7.000%, 01/01/22	15,333,750	0.5
16,000,000		10.000%, 12/01/22	14,800,000	0.4
		Wynn Las Vegas LLC
18,000,000	g	5.500%, 03/01/25	18,135,000	0.6
		Other	101,002,818	3.0
			230,302,655	7.0
DIVERSIFIED FINANCIALS
		Navient Corp
50,255,000		4.875%–7.250%, 01/15/19–03/25/24	49,858,585	1.5
		Other	115,679,865	3.6
			165,538,450	5.1
ENERGY
		AmeriGas Finance LLC
14,000,000		7.000%, 05/20/22	14,805,000	0.5
		Exterran Partners LP
14,900,000		6.000%, 04/01/21	13,968,750	0.4
		Ferrellgas Partners LP
13,873,000		8.625%, 06/15/20	13,630,222	0.4
		Range Resources Corp
22,825,000	g	5.750%, 06/01/21	23,110,313	0.7
		Sabine Pass Liquefaction LLC
31,435,000		5.625%–5.750%, 02/01/21–03/01/25	33,615,731	1.0
		Transocean, Inc
15,650,000		8.125%, 12/15/21	14,945,750	0.5
		Other	359,149,152	11.0
			473,224,918	14.5
FOOD & STAPLES RETAILING
		Albertsons Cos LLC
14,250,000	g	5.750%, 03/15/25	14,214,375	0.4
		Fresh Market, Inc
30,685,000	g	9.750%, 05/01/23	27,386,363	0.8
		Other	22,286,000	0.7
			63,886,738	1.9
FOOD, BEVERAGE & TOBACCO			15,018,839	0.5

32	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund ■ September 30, 2016

				% of net
Principal		Issuer	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
		HCA, Inc
$13,600,000		7.500%, 02/15/22	$15,606,000	0.5%
13,350,000		5.375%, 02/01/25	13,783,875	0.4
19,250,000		5.875%, 02/15/26	20,525,313	0.6
		Other	93,953,636	2.9
			143,868,824	4.4
HOUSEHOLD & PERSONAL PRODUCTS			4,764,000	0.1
INSURANCE			8,881,250	0.3
MATERIALS
		Berry Plastics Corp
17,025,000		6.000%, 10/15/22	17,961,375	0.6
		Blue Cube Spinco, Inc
20,000,000	g	9.750%, 10/15/23	23,500,000	0.7
		Eldorado Gold Corp
14,400,000	g	6.125%, 12/15/20	14,500,800	0.4
		Hexion US Finance Corp
39,110,000		6.625%–9.000%, 02/01/18–11/15/20	33,132,400	1.0
		Univar, Inc
13,370,000	g	6.750%, 07/15/23	13,771,100	0.4
		Other	178,670,117	5.5
			281,535,792	8.6
MEDIA
		Altice Luxembourg S.A.
18,900,000	g	7.750%, 05/15/22	20,175,750	0.6
		CCO Holdings LLC
20,900,000		5.750%, 01/15/24	22,206,250	0.7
20,000,000	g	5.875%, 04/01/24	21,338,000	0.7
		DISH DBS Corp
15,000,000		6.750%, 06/01/21	16,162,500	0.5
		Neptune Finco Corp
14,250,000	g	10.125%, 01/15/23	16,440,937	0.5
16,150,000	g	10.875%, 10/15/25	18,895,500	0.6
		Numericable Group S.A.
17,000,000	g	6.000%, 05/15/22	17,340,000	0.5
		Time, Inc
18,000,000	g	5.750%, 04/15/22	17,685,000	0.5
		Other	176,901,938	5.4
			327,145,875	10.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			41,311,042	1.3
REAL ESTATE			20,391,843	0.6
RETAILING
		Argos Merger Sub, Inc
20,800,000	g	7.125%, 03/15/23	21,840,000	0.7
		Men’s Wearhouse, Inc
19,570,000		7.000%, 07/01/22	18,297,950	0.6
		Other	58,972,743	1.8
			99,110,693	3.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			14,110,848	0.4
SOFTWARE & SERVICES			83,088,125	2.6
				% of net
Principal		Issuer	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope, Inc
$23,700,000	g	6.000%, 06/15/25	$25,270,125	0.8%
		Other	75,998,353	2.3
			101,268,478	3.1
TELECOMMUNICATION SERVICES
		Frontier Communications Corp
14,095,000		8.875%, 09/15/20	15,204,981	0.5
		Sprint Corp
17,075,000		7.250%, 09/15/21	17,160,375	0.5
		T-Mobile USA, Inc
15,600,000		6.731%, 04/28/22	16,380,000	0.5
		Windstream Corp
14,250,000		7.750%, 10/01/21	14,178,750	0.4
		Other	151,917,391	4.7
			214,841,497	6.6
TRANSPORTATION
		Bombardier, Inc
14,800,000	g	7.500%, 03/15/25	13,616,000	0.4
		KLX, Inc
14,000,000	g	5.875%, 12/01/22	14,490,000	0.4
		Other	54,804,938	1.7
			82,910,938	2.5
UTILITIES			69,573,597	2.2
	TOTAL CORPORATE BONDS (Cost $2,793,581,055)		2,801,301,482	85.8
	TOTAL BONDS (Cost $2,793,581,055)		2,801,301,482	85.8
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
20,550,000		0.070%, 10/07/16	20,549,568	0.6
		Other	17,873,251	0.6
			38,422,819	1.2
TREASURY DEBT
		United States Treasury Bill
50,575,000		0.238%–0.242%, 10/06/16	50,574,545	1.6
20,150,000		0.226%–0.227%, 10/13/16	20,149,093	0.6
24,230,000		0.210%, 10/20/16	24,227,989	0.7
19,000,000		0.296%, 11/17/16	18,995,839	0.6
42,540,000		0.291%, 12/08/16	42,525,579	1.3
			156,473,045	4.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $194,881,047)		194,895,864	6.0
	TOTAL PORTFOLIO (Cost $3,289,984,860)		3,287,719,490	100.7
	OTHER ASSETS & LIABILITIES, NET		(22,634,461)	(0.7)
	NET ASSETS		$3,265,085,029	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund ■ September 30, 2016

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities, including those in “Other,” was $1,288,912,145 or 39.5% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2016

				% of net
Principal		Issuer	Value	assets
BONDS
GOVERNMENT BONDS
AGENCY SECURITIES
		HNA 2015 LLC
$2,830,548		2.369%, 09/18/27	$2,898,277	0.1%
		Montefiore Medical Center
10,050,000		2.895%, 04/20/32	10,095,466	0.4
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,634,022	0.2
3,000,000		3.250%, 06/15/25	3,294,714	0.1
		Tunisia Government AID Bonds
4,375,000		1.416%, 08/05/21	4,393,594	0.2
		Ukraine Government AID Bonds
3,000,000		1.847%, 05/29/20	3,056,685	0.1
15,000,000		1.471%, 09/29/21	15,090,735	0.6
			42,463,493	1.7
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
6,730,651		3.700%, 10/15/33	7,506,564	0.3
			7,506,564	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
38,927,542	k	0.125%, 04/15/17	39,035,994	1.6
8,660,006	k	2.625%, 07/15/17	8,928,804	0.4
31,668,740	k	1.625%, 01/15/18	32,647,589	1.3
136,279,990	k	0.125%, 04/15/18	137,777,980	5.6
32,728,696	k	1.375%, 07/15/18	34,117,342	1.4
37,435,031	k	2.125%, 01/15/19	39,875,908	1.6
172,546,080	k	0.125%, 04/15/19	175,505,935	7.2
35,967,526	k	1.875%, 07/15/19	38,630,922	1.6
64,825,312	k	1.375%, 01/15/20	68,853,298	2.8
157,233,510	k	0.125%, 04/15/20	160,346,419	6.5
82,314,121	k	1.250%, 07/15/20	87,990,586	3.6
77,099,612	k	1.125%, 01/15/21	82,081,943	3.4
108,648,870	k	0.125%, 04/15/21	110,947,011	4.5
87,485,351	k	0.625%, 07/15/21	91,899,424	3.8
96,772,149	k	0.125%, 01/15/22	98,806,881	4.0
104,652,000	k	0.125%, 07/15/22	107,210,114	4.4
68,812,920	k	0.125%, 01/15/23	69,950,948	2.9
65,150,190	k	0.375%, 07/15/23	67,571,106	2.8
74,003,668	k	0.625%, 01/15/24	77,711,473	3.2
81,083,200	k	0.125%, 07/15/24	82,356,612	3.4
52,835,640	k	0.250%, 01/15/25	53,879,989	2.2
71,948,842	k	2.375%, 01/15/25	85,841,588	3.5
87,275,380	k	0.375%, 07/15/25	90,257,056	3.7
40,513,200	k	0.625%, 01/15/26	42,665,302	1.7
71,607,172	k	2.000%, 01/15/26	84,214,760	3.4
49,196,000	k	0.125%, 07/15/26	49,805,538	2.0
39,390,757	k	2.375%, 01/15/27	48,373,701	2.0
50,000,493	k	1.750%, 01/15/28	58,626,227	2.4
34,317,848	k	3.625%, 04/15/28	47,466,114	1.9
36,082,093	k	2.500%, 01/15/29	45,891,695	1.9
32,188,893	k	3.875%, 04/15/29	46,466,341	1.9
			% of net
Principal	Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note
$5,000,000	1.000%, 12/31/17	$5,017,190	0.2%
5,040,000	0.875%, 04/15/19	5,043,150	0.2
4,960,000	0.875%, 05/15/19	4,962,133	0.2
11,000,000	1.125%, 06/30/21	10,987,966	0.4
25,000,000	1.125%, 07/31/21	24,965,825	1.0
9,150,000	1.125%, 08/31/21	9,141,417	0.4
10,000,000	2.125%, 12/31/22	10,464,840	0.4
9,250,000	1.500%, 08/15/26	9,166,537	0.4
		2,345,483,658	95.8
	TOTAL GOVERNMENT BONDS (Cost $2,301,933,352)	2,395,453,715	97.8

	TOTAL BONDS (Cost $2,301,933,352)	2,395,453,715	97.8
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
2,300,000	0.100%, 10/03/16	2,300,000	0.1
16,660,000	0.220%, 10/17/16	16,658,768	0.7
1,875,000	0.270%, 10/24/16	1,874,793	0.1
		20,833,561	0.9
TREASURY DEBT
	United States Treasury Bill
25,770,000	0.238%–0.242%, 10/06/16	25,769,768	1.0
		25,769,768	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,602,177)	46,603,329	1.9
	TOTAL PORTFOLIO (Cost $2,348,535,529)	2,442,057,044	99.7
	OTHER ASSETS & LIABILITIES, NET	7,488,874	0.3
	NET ASSETS	$2,449,545,918	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	35

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2016

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$1,750,523	0.1%
CONSUMER DURABLES & APPAREL			770,432	0.1
CONSUMER SERVICES			10,417,134	0.6
DIVERSIFIED FINANCIALS			2,512,036	0.2
FOOD & STAPLES RETAILING			3,021,750	0.2
HEALTH CARE EQUIPMENT & SERVICES			7,517,033	0.5
MATERIALS			3,915,562	0.2
MEDIA			15,210,950	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			332,657	0.0
RETAILING			4,988,993	0.3
SOFTWARE & SERVICES			2,953,410	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			11,676,168	0.7
TRANSPORTATION			2,001,780	0.1
UTILITIES			1,992,843	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $68,778,275)		69,061,271	4.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			3,317,264	0.2
BANKS
		Bank of America Corp
$9,350,000		2.000%, 01/11/18	9,392,805	0.6
		Bank of America NA
10,000,000		1.650%, 03/26/18	10,041,200	0.6
		Bank of Nova Scotia
13,000,000		1.875%, 04/26/21	13,089,570	0.8
		Citigroup, Inc
7,000,000		1.800%, 02/05/18	7,017,458	0.4
		Royal Bank of Canada
10,000,000		1.875%, 02/05/20	10,106,110	0.6
		Skandinaviska Enskilda Banken AB
11,000,000	g	1.375%, 05/29/18	11,002,629	0.7
		SpareBank Boligkreditt AS.
8,000,000	g	1.250%, 05/02/18	8,004,264	0.5
		Toronto-Dominion Bank
10,000,000		1.450%, 09/06/18	10,001,770	0.6
		Other	132,029,989	7.9
			210,685,795	12.7
CAPITAL GOODS			24,496,257	1.5
COMMERCIAL & PROFESSIONAL SERVICES
		Daimler Finance North America LLC
10,000,000	g	1.500%, 07/05/19	9,944,610	0.6
		Other	12,458,061	0.8
			22,402,671	1.4
				% of net
Principal		Issuer	Value	assets
CONSUMER DURABLES & APPAREL			$5,082,125	0.3%
CONSUMER SERVICES			8,559,686	0.5
DIVERSIFIED FINANCIALS
		American Honda Finance Corp
$7,500,000		1.200%, 07/12/19	7,455,525	0.4
		General Motors Financial Co, Inc
10,000,000		2.400%, 05/09/19	10,035,740	0.6
		Morgan Stanley
8,000,000		2.450%, 02/01/19	8,144,960	0.5
		Nederlandse Waterschapsbank NV
8,300,000	g	1.875%, 03/13/19	8,440,021	0.5
		Other	46,599,332	2.8
			80,675,578	4.8
ENERGY			47,013,270	2.8
FOOD & STAPLES RETAILING			10,787,730	0.6
FOOD, BEVERAGE & TOBACCO			17,074,313	1.0
HEALTH CARE EQUIPMENT & SERVICES			20,907,847	1.3
HOUSEHOLD & PERSONAL PRODUCTS			1,379,367	0.1
INSURANCE			18,643,068	1.1
MATERIALS			16,348,638	1.0
MEDIA			1,637,611	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			30,989,273	1.9
REAL ESTATE			6,892,624	0.4
RETAILING			800,427	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,043,611	0.1
SOFTWARE & SERVICES			12,803,212	0.8
TECHNOLOGY HARDWARE & EQUIPMENT			27,367,097	1.6
TELECOMMUNICATION SERVICES			16,382,999	1.0
TRANSPORTATION			3,438,020	0.2
UTILITIES			44,189,825	2.6
	TOTAL CORPORATE BONDS (Cost $628,562,061)		632,918,308	38.1
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
22,500,000		1.000%, 09/26/19	22,475,813	1.4
		Hospital for Special Surgery
6,875,000	g	3.500%, 01/01/23	7,235,009	0.4
		Montefiore Medical Center
11,910,000		2.152%, 10/20/26	11,992,393	0.7
		Ukraine Government AID Bonds
15,000,000		1.471%, 09/29/21	15,090,735	0.9
		Other	17,307,864	1.0
			74,101,814	4.4

36	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund ■ September 30, 2016

				% of net
Principal		Issuer	Value	assets
FOREIGN GOVERNMENT BONDS
		Bermuda Government International Bond
$7,000,000	g	4.138%, 01/03/23	$7,472,500	0.4%
		Instituto de Credito Oficial
11,400,000	g	1.625%, 09/14/18	11,404,241	0.7
		Other	57,850,060	3.5
			76,726,801	4.6
MORTGAGE BACKED			8,221,049	0.5
MUNICIPAL BONDS			5,093,650	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
30,316,265	k	0.125%, 04/15/20	30,916,466	1.9
		United States Treasury Note
7,550,000		1.000%, 12/15/17	7,576,546	0.4
120,948,000		0.875%, 09/15/19	120,933,849	7.3
36,920,000		1.375%, 05/31/21	37,323,831	2.2
23,245,000		1.125%, 08/31/21	23,223,196	1.4
42,877,700		0.500%–1.500%, 02/15/17–08/15/26	42,933,676	2.6
		Other	2,592,220	0.2
			265,499,784	16.0
	TOTAL GOVERNMENT BONDS (Cost $426,847,132)		429,643,098	25.8
STRUCTURED ASSETS
ASSET BACKED
		Ford Credit Auto Owner Trust
		Series 2014-2 (Class B)
7,250,000	g	2.510%, 04/15/26	7,270,369	0.4
		Other	80,515,100	4.9
			87,785,469	5.3
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2006-6 (Class AM)
10,000,000		5.390%, 10/10/45	10,001,040	0.6
		Series 2007-1 (Class AM)
8,750,000	g	5.416%, 01/15/49	8,704,542	0.5
		Bear Stearns Commercial Mortgage
		Securities Trust
		Series 2003-PWR2 (Class H)
13,335,000	g,i	5.300%, 05/11/39	14,067,717	0.8
		Chase Mortgage Trust
		Series 2016-2 (Class M2)
11,459,537	g,i	3.750%, 12/25/45	11,865,624	0.7
		Citigroup Commercial Mortgage Trust
		Series 2007-C6 (Class AMFX)
10,000,000	g,i	5.900%, 12/10/49	10,158,171	0.6
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AM)
8,670,000	i	5.771%, 05/15/46	8,853,504	0.5
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED—continued
		Connecticut Avenue Securities
		Series 2015-C04 (Class 1M1)
$7,919,229	i	2.125%, 04/25/28	7,954,779	0.5%
		Series 2016-C01 (Class 1M1)
9,631,772	i	2.475%, 08/25/28	9,729,235	0.6
		Series 2016-C05 (Class 2M1)
7,912,198	i	1.875%, 01/25/29	7,945,133	0.5
		Series 2016-C04 (Class 1M1)
12,878,393	i	1.975%, 01/25/29	12,956,698	0.8
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C4 (Class A1AJ)
10,000,000	i	5.903%, 09/15/39	10,038,829	0.6
		Series 2007-C2 (Class AMFL)
9,676,585	i	0.760%, 01/15/49	9,531,115	0.6
		Series 2007-C2 (Class AJ)
10,000,000	i	5.625%, 01/15/49	10,017,468	0.6
		JP Morgan Chase Commercial Mortgage
		Securities Trust
		Series 2013-WT (Class B)
7,134,644	g	4.845%, 02/16/25	7,141,923	0.4
		LB-UBS Commercial Mortgage Trust
		Series 2004-C7 (Class K)
10,587,955	g,i	5.151%, 10/15/36	10,713,558	0.7
		Series 2007-C1 (Class AJ)
11,190,000		5.484%, 02/15/40	11,215,320	0.7
		Morgan Stanley Capital I Trust
		Series 2007-IQ15 (Class AM)
10,950,000	i	5.907%, 06/11/49	11,185,009	0.7
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2015-DN1 (Class M2)
10,310,545	i	2.925%, 01/25/25	10,400,848	0.6
		Series 2015-HQ1 (Class M2)
10,000,000	i	2.725%, 03/25/25	10,132,390	0.6
		Series 2016-DNA1 (Class M1)
9,435,256	i	1.975%, 07/25/28	9,483,953	0.6
25,096,404	i	1.575%–1.875%, 03/25/25–03/25/29	25,140,797	1.5
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
8,735,000		5.383%, 12/15/43	8,813,104	0.5
		Series 2007-C32 (Class AMFX)
9,635,000	g	5.703%, 06/15/49	9,792,884	0.6
		Other	126,700,126	7.6
			372,543,767	22.4
	TOTAL STRUCTURED ASSETS (Cost $462,617,241)		460,329,236	27.7
	TOTAL BONDS (Cost $1,518,026,434)		1,522,890,642	91.6

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	37

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund ■ September 30, 2016

				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$10,750,000		0.070%, 10/07/16	$10,749,774	0.7%
			10,749,774	0.7
TREASURY DEBT
		United States Treasury Bill
18,430,000	d	0.242%, 10/06/16	18,429,834	1.1
35,280,000	d	0.158%–0.210%, 10/20/16	35,277,072	2.1
		Other	9,939,132	0.6
			63,646,038	3.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $74,394,753)		74,395,812	4.5
	TOTAL PORTFOLIO (Cost $1,661,199,462)		1,666,347,725	100.3
	OTHER ASSETS & LIABILITIES, NET		(4,948,302)	(0.3)
	NET ASSETS		$1,661,399,423	100.0%

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities, including those in “Other,” was $334,403,346 or 20.1% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short-Term Bond Index Fund  ■  September 30, 2016

Principal	Issuer	Value	% of net assets
BONDS

CORPORATE BONDS

BANKS
	Bank of America Corp
$400,000	2.650%, 04/01/19	$408,559	0.3%
	JPMorgan Chase & Co
600,000	1.800%, 01/25/18	602,428	0.5
	Wells Fargo Bank NA
500,000	1.650%, 01/22/18	501,437	0.4
	Other	9,512,618	7.2
		11,025,042	8.4
CAPITAL GOODS		1,510,744	1.2
COMMERCIAL & PROFESSIONAL SERVICES		504,344	0.4
CONSUMER DURABLES & APPAREL		229,261	0.2
CONSUMER SERVICES		608,052	0.5
DIVERSIFIED FINANCIALS
	American Express Credit Corp
300,000	1.550%, 09/22/17	300,403	0.2
	Credit Suisse
300,000	1.750%, 01/29/18	300,039	0.2
	General Electric Capital Corp
300,000	1.600%, 11/20/17	301,988	0.2
	Goldman Sachs Group, Inc
700,000	2.375%, 01/22/18	707,126	0.5
	Morgan Stanley
500,000	2.125%, 04/25/18	504,187	0.4
	Other	3,604,606	2.9
		5,718,349	4.4
ENERGY
	Pemex Project Funding Master Trust
500,000	5.750%, 03/01/18	527,000	0.4
	Other	2,719,815	2.0
		3,246,815	2.4
FOOD & STAPLES RETAILING		654,729	0.5
FOOD, BEVERAGE & TOBACCO		1,576,158	1.1
HEALTH CARE EQUIPMENT & SERVICES		504,210	0.4
HOUSEHOLD & PERSONAL PRODUCTS		151,276	0.1
INSURANCE		1,043,945	0.8
MATERIALS		880,742	0.7
MEDIA		211,133	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,094,929	1.5
REAL ESTATE		100,666	0.1
RETAILING		508,364	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		250,777	0.2
SOFTWARE & SERVICES		870,411	0.7
Principal	Issuer	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT		$1,416,720	1.1%

TELECOMMUNICATION SERVICES
	AT&T, Inc
$300,000	1.400%, 12/01/17	300,181	0.2
	Other	503,399	0.4
		803,580	0.6
TRANSPORTATION		203,932	0.2
UTILITIES		2,050,205	1.5
	TOTAL CORPORATE BONDS (Cost $35,989,042)	36,164,384	27.6

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)
750,000	0.750%, 04/18/18	748,939	0.6
	Federal Home Loan Bank (FHLB)
1,000,000	2.250%, 09/08/17	1,014,573	0.8
500,000	1.125%, 04/25/18	502,430	0.4
2,500,000	0.875%, 06/29/18	2,509,610	1.9
	Federal Home Loan Mortgage Corp (FHLMC)
2,000,000	1.250%, 08/01/19	2,014,366	1.5
	Federal National Mortgage Association (FNMA)
2,000,000	0.875%, 08/28/17	2,003,744	1.5
600,000	0.875%, 08/02/19	597,408	0.5
		9,391,070	7.2
FOREIGN GOVERNMENT BONDS
	Asian Development Bank
400,000	1.875%, 04/12/19	408,270	0.3
	Council Of Europe Development Bank
300,000	1.000%, 02/04/19	299,153	0.2
	European Investment Bank
1,350,000	1.125%, 09/15/17	1,353,132	1.0
500,000	1.000%, 06/15/18	500,080	0.4
600,000	1.250%, 05/15/19	601,941	0.5
	International Bank for Reconstruction & Development
650,000	1.000%, 11/15/17	651,354	0.5
500,000	1.875%, 10/07/19	511,301	0.4
	KFW
1,450,000	0.875%, 09/05/17	1,451,037	1.1
600,000	1.000%, 07/15/19	597,720	0.5
	Province of Ontario Canada
300,000	1.100%, 10/25/17	300,345	0.2
300,000	1.650%, 09/27/19	302,628	0.2
	Other	3,195,690	2.5
		10,172,651	7.8
MUNICIPAL BONDS		101,873	0.1
U.S. TREASURY SECURITIES
	United States Treasury Note
700,000	0.625%, 09/30/17	699,672	0.5
2,000,000	0.875%, 11/30/17	2,003,984	1.5
500,000	1.000%, 12/31/17	501,719	0.4
10,250,000	0.750%, 01/31/18	10,252,798	7.9
3,500,000	0.750%, 02/28/18	3,500,955	2.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	39

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Index Fund  ■  September 30, 2016

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note—continued
$4,500,000	0.875%, 03/31/18	$4,508,964	3.4%
2,500,000	0.750%, 04/30/18	2,500,390	1.9
5,350,000	0.875%, 05/31/18	5,360,866	4.1
2,150,000	0.875%, 07/15/18	2,153,864	1.6
1,500,000	0.750%, 07/31/18	1,499,590	1.2
11,250,000	1.000%, 09/15/18	11,294,820	8.6
1,700,000	0.875%, 10/15/18	1,702,723	1.3
2,800,000	1.250%, 11/15/18	2,825,486	2.2
3,000,000	1.250%, 12/15/18	3,028,008	2.3
2,400,000	0.750%, 02/15/19	2,395,313	1.8
2,750,000	1.000%, 03/15/19	2,760,312	2.1
3,700,000	0.875%, 04/15/19	3,702,312	2.8
4,000,000	0.875%, 05/15/19	4,001,720	3.1
3,000,000	0.875%, 06/15/19	3,000,468	2.3
4,900,000	0.750%, 08/15/19	4,882,581	3.7
2,600,000	0.875%, 09/15/19	2,599,696	2.0
		75,176,241	57.4

	TOTAL GOVERNMENT BONDS (Cost $94,680,963)	94,841,835	72.5
	TOTAL BONDS (Cost $130,670,005)	131,006,219	100.1

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
1,000,000	0.100%, 10/03/16	1,000,000	0.8
		1,000,000	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $999,995)	1,000,000	0.8
	TOTAL PORTFOLIO (Cost $131,670,000)	132,006,219	100.9
	OTHER ASSETS & LIABILITIES, NET	(1,063,509)	(0.9)
	NET ASSETS	$130,942,710	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/16, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $789,039 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Bond Fund  ■  September 30, 2016

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS			$1,055,978	0.1%
ENERGY			970,947	0.1
MEDIA			1,326,246	0.1
RETAILING			653,722	0.1
TECHNOLOGY HARDWARE & EQUIPMENT
		MTS Systems Corp
$5,000,000	i	5.000%, 07/05/23	5,034,400	0.5
			5,034,400	0.5
UTILITIES			2,451,875	0.3
	TOTAL BANK LOAN OBLIGATIONS (Cost $11,619,651)		11,493,168	1.2

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			4,613,672	0.5
BANKS
		Mitsubishi UFJ Financial Group, Inc
5,275,000		2.527%, 09/13/23	5,297,740	0.6
		Toronto-Dominion Bank
4,000,000		2.125%, 04/07/21	4,048,116	0.4
		Other	58,408,081	6.3
			67,753,937	7.3
CAPITAL GOODS			10,700,924	1.2
COMMERCIAL & PROFESSIONAL SERVICES			4,935,333	0.5
CONSUMER SERVICES			12,731,624	1.4
DIVERSIFIED FINANCIALS
		Morgan Stanley
5,250,000		2.200%, 12/07/18	5,304,705	0.6
		Other	12,690,608	1.3
			17,995,313	1.9
ENERGY
		EOG Resources, Inc
3,600,000		5.100%, 01/15/36	4,096,181	0.4
		Other	14,912,362	1.7
			19,008,543	2.1
FOOD & STAPLES RETAILING			3,048,879	0.3
FOOD, BEVERAGE & TOBACCO			2,265,772	0.2
HEALTH CARE EQUIPMENT & SERVICES			5,764,259	0.6
INSURANCE
		Swiss Re Treasury US Corp
3,950,000	g	2.875%, 12/06/22	4,029,020	0.4
		Other	8,224,528	0.9
			12,253,548	1.3
Principal		Issuer	Value	% of net assets
MATERIALS			$9,343,761	1.0%
MEDIA
		Charter Communications Operating LLC
$4,240,000	g	4.908%, 07/23/25	4,680,879	0.5
		Other	3,135,774	0.3
			7,816,653	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,060,195	0.7
REAL ESTATE			20,687,709	2.2
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
5,000,000		2.850%, 02/23/23	5,265,170	0.6
			5,265,170	0.6
TELECOMMUNICATION SERVICES			6,829,126	0.7
TRANSPORTATION
		Kansas City Southern
5,000,000		4.950%, 08/15/45	5,690,055	0.6
		Mexico City Airport Trust
5,000,000	g	5.500%, 10/31/46	4,912,500	0.5
		Union Pacific Railroad Co
6,301,446		3.227%, 05/14/26	6,553,504	0.7
		Other	16,427,626	1.8
			33,583,685	3.6
UTILITIES
		Continental Wind LLC
4,100,187	g	6.000%, 02/28/33	4,521,662	0.5
		Massachusetts Electric Co
5,000,000	g	4.004%, 08/15/46	5,213,580	0.6
		NorthWestern Corp
4,783,000		4.176%, 11/15/44	5,200,575	0.6
		San Diego Gas & Electric Co
4,000,000	i	1.034%, 03/09/17	3,999,796	0.4
		Southern Power Co
5,065,000		4.150%, 12/01/25	5,457,482	0.6
		Westar Energy, Inc
4,950,000		2.550%, 07/01/26	4,954,455	0.5
		Other	42,288,115	4.5
			71,635,665	7.7
	TOTAL CORPORATE BONDS (Cost $314,082,505)		322,293,768	34.6

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

Social Choice Bond Fund  ■  September 30, 2016

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS

AGENCY SECURITIES
		NCUA Guaranteed Notes
$7,500,000		2.350%, 06/12/17	$7,588,200	0.8%
7,500,000		3.000%, 06/12/19	7,886,625	0.9
6,035,000		3.450%, 06/12/21	6,561,916	0.7
		Overseas Private Investment Corp (OPIC)
17,597,438		0.000%–3.938%, 11/11/17–07/31/33	18,406,178	2.0
		Ukraine Government AID Bonds
5,000,000		1.471%, 09/29/21	5,030,245	0.5
		US Department of Housing and Urban Development (HUD)
4,050,000		3.120%, 08/01/18	4,218,103	0.5
3,958,000		2.350%, 08/01/21	4,153,466	0.5
20,951,000		0.930%–5.380%, 08/01/17–08/01/27	21,597,497	2.3
		Other	32,726,872	3.4
			108,169,102	11.6
FOREIGN GOVERNMENT BONDS
		European Bank for Reconstruction & Development
5,000,000		0.875%, 07/22/19	4,978,015	0.5
		Inter-American Development Bank
5,000,000		1.185%, 07/09/18	5,025,415	0.5
		KFW
10,000,000		1.000%–1.875%, 01/26/18–11/30/20	10,117,190	1.1
		Kommuninvest I Sverige AB
4,000,000	g	1.500%, 04/23/19	4,033,564	0.4
		Nacional Financiera SNC
4,900,000	g	3.375%, 11/05/20	5,084,730	0.6
		Nederlandse Waterschapsbank NV
5,000,000	g	2.375%, 03/24/26	5,181,080	0.6
		North American Development Bank
5,420,000		2.300%, 10/10/18	5,537,522	0.6
		Other	48,833,830	5.2
			88,791,346	9.5
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
7,000,000		3.500%, 10/25/46	7,387,188	0.8
5,000,000		3.000%, 11/25/46	5,186,425	0.6
5,000,000		4.000%, 11/25/46	5,363,867	0.6
6,000,000		3.000%, 12/25/46	6,211,126	0.7
5,329,264		3.500%, 07/01/55	5,625,172	0.6
38,181,958		0.925%–6.000%, 11/01/25–11/25/46	39,922,434	4.3
		Government National Mortgage Association (GNMA)
4,000,000		3.000%, 11/20/46	4,182,422	0.5
11,836,337		2.690%–5.000%, 06/15/33–12/20/46	11,277,496	1.2
		Other	13,120,900	1.3
			98,277,030	10.6
MUNICIPAL BONDS
		Commonwealth of Massachusetts
5,000,000		3.277%, 06/01/46	5,229,950	0.6
		Michigan Finance Authority
4,000,000		3.610%, 11/01/32	3,936,840	0.4
		Other	109,845,147	11.8
			119,011,937	12.8
Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$9,290,000		2.500%, 05/15/46	$9,646,355	1.0%
		United States Treasury Note
4,380,000		0.875%, 09/15/19	4,379,487	0.5
6,410,000		1.375%, 05/31/21	6,480,113	0.7
7,970,000		1.125%, 08/31/21	7,962,524	0.9
		Other	6,392,383	0.6
			34,860,862	3.7
	TOTAL GOVERNMENT BONDS (Cost $441,327,564)		449,110,277	48.2

STRUCTURED ASSETS

ASSET BACKED
		HERO Funding Trust
10,311,398	g	3.080%–4.050%, 09/21/40–09/20/42	10,395,742	1.1
		Toyota Auto Receivables Owner Trust
		Series 2016-B (Class A3)
5,000,000		1.300%, 04/15/20	5,007,229	0.5
		Other	17,337,447	1.9
			32,740,418	3.5
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
		Series 2013-WWP (Class C)
5,000,000	g	3.544%, 03/10/31	5,127,960	0.6
		GRACE Mortgage Trust
		Series 2014-GRCE (Class A)
5,000,000	g	3.369%, 06/10/28	5,323,656	0.6
		Morgan Stanley Capital I Trust
		Series 2013-WLSR (Class A)
5,000,000	g	2.695%, 01/11/32	5,103,426	0.6
11,590,000	g,i	3.350%–6.319%, 07/13/29–12/12/49	11,488,010	1.2
		Wachovia Bank Commercial Mortgage Trust
17,179,510	g,i	0.730%–6.219%, 12/15/43–02/15/51	15,911,632	1.7
		Other	56,973,015	6.1
			99,927,699	10.8
	TOTAL STRUCTURED ASSETS (Cost $133,375,149)		132,668,117	14.3
	TOTAL BONDS (Cost $888,785,218)		904,072,162	97.1

Shares		Company
PREFERRED STOCKS

BANKS			275,625	0.0
	TOTAL PREFERRED STOCKS (Cost $255,625)		275,625	0.0

42	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund  ■  September 30, 2016

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$10,000,000	0.100%, 10/03/16	$10,000,000	1.1%
20,200,000	0.350%, 02/06/17	20,176,669	2.2
		30,176,669	3.3
MUNICIPAL DEBT		1,917,754	0.2
		1,917,754	0.2
TREASURY DEBT
	United States Treasury Bill
7,000,000	0.300%, 12/01/16	6,998,047	0.8
30,000,000	0.211%, 12/22/16	29,983,620	3.1
9,000,000	0.312%, 02/09/17	8,988,966	1.0
		45,970,633	4.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $78,066,612)	78,065,056	8.4
	TOTAL PORTFOLIO (Cost $978,727,106)	993,906,011	106.7
	OTHER ASSETS & LIABILITIES, NET	(62,479,903)	(6.7)
	NET ASSETS	$931,426,108	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities, including those in “Other,” was $184,317,134 or 19.8% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	43

Summary portfolio of investments (unaudited)

Tax-Exempt Bond Fund  ■  September 30, 2016

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS

ALABAMA
	Mobile County Board of School Commissioners
$2,220,000	5.000%, 03/01/26	$2,794,913	0.9%
	University of South Alabama
2,395,000	5.000%, 11/01/31	2,937,156	0.9
		5,732,069	1.8
ARIZONA
	City of Tucson AZ, GO
2,000,000	5.000%, 07/01/20	2,288,080	0.7
	Other	497,384	0.2
		2,785,464	0.9
CALIFORNIA
	County of San Bernardino CA, COP
2,000,000	5.250%, 08/01/19	2,215,820	0.7
	Los Angeles Department of Water & Power
2,480,000	5.000%, 07/01/44	2,983,316	1.0
	State of California
5,000,000	5.000%, 08/01/24	6,316,450	2.0
3,000,000	5.000%, 09/01/24	3,795,300	1.2
	State of California, GO
2,000,000	5.000%, 02/01/22	2,397,520	0.8
2,000,000	5.000%, 04/01/22	2,408,440	0.8
	Other	19,838,725	6.3
		39,955,571	12.8
COLORADO
	Colorado Health Facilities Authority
2,155,000	5.000%, 01/01/32	2,382,439	0.8
	Other	1,250,300	0.4
		3,632,739	1.2
CONNECTICUT
	University of Connecticut
2,000,000	5.000%, 03/15/28	2,490,620	0.8
2,000,000	5.000%, 03/15/30	2,457,940	0.8
	Other	3,204,409	1.0
		8,152,969	2.6
FLORIDA
	City of Miami Beach FL
1,695,000	5.000%, 09/01/24	2,125,632	0.7
	Port St. Lucie Community Redevelopment Agency
2,180,000	5.000%, 01/01/26	2,760,665	0.9
	School District of Broward County
3,000,000	5.000%, 07/01/26	3,807,930	1.2
	Other	16,105,067	5.2
		24,799,294	8.0
GEORGIA		4,389,094	1.4
GUAM		1,201,110	0.4
Principal	Issuer	Value	% of net assets
HAWAII
	State of Hawaii
$2,500,000	5.000%, 10/01/24	$3,145,725	1.0%
	Other	1,162,720	0.4
		4,308,445	1.4
ILLINOIS
	Chicago Midway International Airport
2,000,000	5.000%, 01/01/26	2,445,220	0.8
	Chicago State University
2,085,000	5.500%, 12/01/23	2,320,959	0.8
	County of Cook IL
1,750,000	5.000%, 11/15/31	2,073,383	0.7
	Metropolitan Water Reclamation District of Greater Chicago
2,000,000	5.000%, 12/01/30	2,468,160	0.8
2,000,000	5.000%, 06/01/28	2,273,780	0.7
	Other	13,926,891	4.4
		25,508,393	8.2
INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,340,925	0.8
	Indianapolis Local Public Improvement Bond Bank
1,940,000	5.500%, 01/01/21	2,260,973	0.7
		4,601,898	1.5
KANSAS		1,199,590	0.4
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,530,520	0.9
	Other	2,927,625	0.9
		5,458,145	1.8
LOUISIANA		2,414,760	0.8
MARYLAND
	State of Maryland
3,000,000	5.000%, 08/01/23	3,737,880	1.2
	Other	1,670,732	0.5
		5,408,612	1.7
MASSACHUSETTS		4,813,164	1.5
MICHIGAN
	Michigan Finance Authority
4,000,000	5.000%, 04/01/21	4,566,280	1.5
2,000,000	5.000%, 04/01/25	2,415,980	0.8
2,000,000	5.000%, 11/15/28	2,468,380	0.8
	Michigan Finance Authority, GO
2,000,000	5.000%, 05/01/18	2,116,060	0.7
	Other	5,975,243	1.8
		17,541,943	5.6
MINNESOTA		5,898,509	1.9
MISSISSIPPI		7,552,103	2.4

44	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Tax-Exempt Bond Fund  ■  September 30, 2016

Principal	Issuer	Value	% of net assets
MISSOURI
	Health & Educational Facilities Authority of the State of Missouri
$3,500,000	5.000%, 02/01/35	$4,003,965	1.3%
	St. Louis Municipal Finance Corp
1,745,000	5.000%, 02/15/26	2,142,197	0.7
	Other	5,266,000	1.7
		11,412,162	3.7
NEBRASKA		1,184,040	0.4
NEVADA		1,236,330	0.4
NEW JERSEY		2,975,736	1.0
NEW YORK
	New York City Water & Sewer System
5,000,000	5.250%, 06/15/40	5,552,150	1.8
5,000,000	5.000%, 06/15/46	5,931,900	1.9
	New York State Dormitory Authority
2,250,000	5.000%, 10/01/17	2,341,305	0.8
	Other	12,584,525	4.0
		26,409,880	8.5
NORTH CAROLINA
	North Carolina Medical Care Commission
2,000,000	5.000%, 06/01/34	2,215,660	0.7
	Other	2,261,586	0.7
		4,477,246	1.4
NORTH DAKOTA		1,016,360	0.3
OHIO
	City of Cleveland OH Airport System Revenue
2,000,000	5.000%, 01/01/25	2,462,140	0.8
	Other	8,773,582	2.8
		11,235,722	3.6
OKLAHOMA		1,523,194	0.5
PENNSYLVANIA
	Commonwealth of Pennsylvania
2,000,000	5.000%, 09/15/23	2,432,040	0.8
	Pennsylvania Economic Development Financing Authority
2,000,000	5.000%, 12/31/25	2,443,360	0.8
	Pennsylvania State University
2,500,000	5.000%, 03/01/40	2,785,875	0.9
	Other	2,144,697	0.6
		9,805,972	3.1
RHODE ISLAND
	Rhode Island Health & Educational Building Corp
2,000,000	5.000%, 09/01/21	2,374,640	0.8
1,900,000	5.000%, 09/01/39	2,088,917	0.7
	State of Rhode Island, GO
2,000,000	5.000%, 08/01/21	2,357,080	0.7
		6,820,637	2.2
Principal		Issuer	Value	% of net assets
SOUTH CAROLINA			$1,127,213	0.4%
SOUTH DAKOTA			2,160,455	0.7
TEXAS
		State of Texas
$3,000,000		5.000%, 10/01/23	3,741,540	1.2
		Other	18,694,876	5.9
			22,436,416	7.1
UTAH			1,129,320	0.4
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,377,960	0.8
2,500,000	g	5.000%, 09/01/33	2,843,100	0.9
			5,221,060	1.7
VIRGINIA			454,957	0.1
WASHINGTON
		Energy Northwest
1,955,000		5.000%, 07/01/23	2,377,984	0.8
		Port of Seattle WA
3,150,000		5.500%, 09/01/17	3,277,418	1.1
		Skagit County Public Hospital District No
2,000,000		5.625%, 12/01/25	2,098,860	0.7
		State of Washington, GO
3,000,000		5.250%, 02/01/22	3,628,020	1.2
		Tender Option Bond Trust Receipts
5,000,000	g,i	1.140%, 11/01/24	5,000,000	1.6
		Other	943,597	0.2
			17,325,879	5.6
WEST VIRGINIA			2,684,588	0.9
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $294,908,393)		305,991,039	98.3
	TOTAL PORTFOLIO (Cost $294,908,393)		305,991,039	98.3
	OTHER ASSETS & LIABILITIES, NET		5,380,390	1.7
	NET ASSETS		$311,371,429	100.0%

Abbreviation(s):

COP Certificate of Participation

GO General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/16, the aggregate value of these securities, including those in “Other,” was $12,478,944 or 4.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	45

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2016

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
		Microsoft Corp
$8,545,000	y	0.470%, 10/05/16	$8,544,554	1.0%
		Other	35,143,190	4.1
			43,687,744	5.1
GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
27,278,000		0.010%–0.550%, 10/04/16–03/24/17	27,252,359	3.2
		Federal Farm Credit Bank (FFCB)
5,800,000		0.250%–0.500%, 10/11/16	5,799,333	0.7
6,500,000		0.240%–0.500%, 10/18/16	6,499,079	0.8
35,803,000		0.200%–0.650%, 10/12/16– 07/12/17	35,786,485	4.2
		Federal Home Loan Bank (FHLB)
11,950,000		0.300%–0.380%, 10/14/16	11,948,503	1.4
10,705,000		0.295%-0.310%, 10/21/16	10,703,213	1.3
8,842,000		0.280%-0.310%, 10/24/16	8,840,295	1.0
14,700,000		0.300%-0.310%, 10/28/16	14,696,655	1.7
13,492,000		0.260%-0.480%, 11/14/16	13,486,768	1.6
10,000,000		0.355%, 12/09/16	9,993,196	1.2
10,400,000		0.320%-0.380%, 10/26/16	10,397,478	1.2
7,800,000		0.315%-0.335%, 11/01/16	7,797,833	0.9
8,803,000		0.260%-0.370%, 11/16/16	8,799,519	1.0
6,374,000		0.280%-0.300%, 12/28/16	6,369,487	0.8
5,500,000		0.340%-0.460%, 01/18/17	5,494,156	0.7
7,915,000		0.280%-0.345%, 11/29/16	7,911,155	0.9
11,220,000		0.285%-0.365%, 12/20/16	11,211,829	1.3
94,196,000		0.250%–0.580%, 10/07/16–03/08/17	94,153,838	11.1
		Federal Home Loan Mortgage Corp (FHLMC)
6,020,000		0.259%-0.260%, 11/18/16	6,017,914	0.7
16,495,000		0.230%-0.235%, 11/28/16	16,488,807	1.9
5,672,000		0.300%-0.320%, 10/06/16	5,671,762	0.7
8,640,000		0.300%-0.310%, 11/08/16	8,637,211	1.0
10,249,000		0.310%, 11/22/16	10,244,411	1.2
11,074,000		0.355%, 01/04/17	11,063,626	1.3
6,500,000		0.875%, 02/22/17	6,509,099	0.8
42,174,000		0.280%–0.515%, 10/03/16–03/21/17	42,145,210	5.0
		Federal National Mortgage Association (FNMA)
7,520,000		0.455%, 10/17/16	7,518,821	0.9
5,430,000		0.350%, 12/14/16	5,426,124	0.6
8,572,000		0.335%, 12/07/16	8,566,689	1.0
6,675,000		0.295%, 12/21/16	6,670,569	0.8
43,595,000		0.250%–0.535%, 10/05/16–03/14/17	43,578,132	5.1
		Other	1,999,960	0.2
			477,679,516	56.2
TREASURY DEBT
		United States Treasury Bill
9,700,000		0.395%, 10/13/16	9,698,922	1.1
10,985,000		0.391%, 10/20/16	10,983,209	1.3
8,860,000		0.265%, 10/27/16	8,858,465	1.0
6,840,000		0.316%, 11/10/16	6,837,714	0.8
8,733,000		0.290%, 11/17/16	8,729,720	1.0
11,450,000		0.320%, 12/01/16	11,443,875	1.4
6,995,000		0.315%, 12/22/16	6,990,413	0.8
7,785,000		0.385%, 12/29/16	7,778,458	0.9
28,710,000		0.263%–0.480%, 10/06/16–02/23/17	28,686,900	3.4
Principal		Issuer	Value	% of net assets
TREASURY DEBT—continued
		United States Treasury Note
$7,800,000		0.375%, 10/31/16	$7,799,497	0.9%
9,860,000		0.625%, 11/15/16	9,862,268	1.2
6,150,000		0.875%, 11/30/16	6,154,502	0.7
6,500,000		0.625%, 12/15/16	6,502,631	0.8
9,380,000		0.500%, 01/31/17	9,382,514	1.1
8,655,000		0.625%, 02/15/17	8,660,257	1.0
10,185,000		0.500%, 02/28/17	10,186,024	1.2
7,015,000		0.750%, 03/15/17	7,023,682	0.8
8,080,000		0.500%, 03/31/17	8,080,441	1.0
		Other	5,263,275	0.6
			178,922,767	21.0
VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
19,300,000		0.497%–0.723%, 11/23/16–09/06/17	19,300,000	2.3
		Federal Farm Credit Bank (FFCB)
6,800,000	i	0.505%, 01/24/17	6,799,899	0.8
10,000,000	i	0.650%, 05/30/17	10,008,030	1.2
14,000,000	i	0.519%, 06/15/17	13,999,048	1.7
42,900,000		0.440%–0.696%, 12/30/16–03/22/18	42,878,049	5.0
		Federal Home Loan Bank (FHLB)
10,000,000		0.667%–0.669%, 02/17/17–02/23/18	10,000,247	1.2
		Federal Home Loan Mortgage Corp (FHLMC)
7,750,000	i	0.532%, 01/13/17	7,749,980	0.9
7,000,000	i	0.666%, 07/21/17	6,999,422	0.8
		Federal National Mortgage Association (FNMA)
7,000,000	i	0.533%, 10/05/17	6,996,590	0.8
11,044,000		0.540%–0.552%, 01/26/17–08/16/17	11,041,010	1.3
		Other	7,699,652	0.9
			143,471,927	16.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $843,761,954)		843,761,954	99.2
	TOTAL PORTFOLIO (Cost $843,761,954)		843,761,954	99.2
	OTHER ASSETS & LIABILITIES, NET		6,658,231	0.8
	NET ASSETS		$850,420,185	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/16, the aggregate value of these securities, including those in “Other”, was $36,442,992 or 4.3% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations

46	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	47

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2016

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund	Bond Fund	Bond Fund	Fund
ASSETS
Portfolio investments, at value†	$3,908,776,545	$7,043,393,700	$3,516,974,164	$3,287,719,490	$2,442,057,044	$1,666,347,725	$132,006,219	$993,906,011	$305,991,039	$843,761,954
Cash	5,563,211	578,246	12,066,069	2,887,543	348,427	734,732	8,771	467,381	2,286,584	18,083
Cash – foreign^	—	—	20	—	—	—	—	—	—	—
Receivable from securities transactions	69,105,367	33,913,192	49,620,998	—	—	2,177,606	3,628,649	46,959,773	—	—
Receivable for delayed delivery securities	307,255,185	—	253,200,940	—	—	2,291,719	—	—	—	—
Receivable from Fund shares sold	130,821,509	8,708,859	24,327,574	2,627,003	3,061,354	3,582,104	1,147,799	1,356,316	296,124	7,425,215
Dividends and interest receivable	19,848,681	35,562,742	20,796,194	51,895,472	4,829,141	5,701,132	379,575	5,233,852	3,110,935	162,755
Due from affiliates	—	—	—	—	172	—	1,785	—	501	23,528
Receivable for variation margin on open futures contracts	—	—	—	—	—	101,250	—	—	—	—
Swap premiums paid	—	—	343,610	—	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	184,948	—	—	—	—	—	—	—
Other	164,118	216,955	110,554	134,186	117,387	65,288	891	9,734	44,680	24,395
Total assets	4,441,534,616	7,122,373,694	3,877,625,071	3,345,263,694	2,450,413,525	1,681,001,556	137,173,689	1,047,933,067	311,729,863	851,415,930
LIABILITIES
Management fees payable	86,757	57,248	79,766	91,873	48,690	33,505	756	27,009	7,670	6,889
Service agreement fees payable	4,945	2,930	5,198	6,210	4,645	2,027	125	10,293	—	2,323
Distribution fees payable	21,992	8,881	60,880	123,361	26,726	29,429	550	25,591	62,410	68,673
Due to affiliates	14,615	25,133	14,330	16,472	11,946	9,103	4,802	5,752	3,925	624
Payable for securities transactions	75,217,427	70,982,944	31,834,959	695,272	—	1,986,840	4,337,104	115,681,767	—	—
Payable for delayed delivery securities	565,473,375	71,248,822	449,354,400	13,812,405	—	15,863,536	—	—	—	—
Payable for Fund shares redeemed	77,464,015	2,278,615	100,300,432	60,631,910	561,639	627,086	1,746,963	516,799	120,577	819,765
Income distribution payable	6,412,098	2,717,134	6,235,549	3,990,186	—	865,328	102,125	184,472	58,399	2,109
Unrealized depreciation on swap agreements	—	—	1,727,126	—	—	—	—	—	—	—
Swap premiums received	—	—	3,029,894	—	—	—	—	—	—	—
Payable for trustee compensation	185,411	227,958	124,028	139,824	121,819	79,781	1,102	11,242	38,012	26,031
Accrued expenses and other payables	172,590	363,584	222,254	671,152	92,142	105,498	37,452	44,034	67,441	69,331
Total liabilities	725,053,225	147,913,249	592,988,816	80,178,665	867,607	19,602,133	6,230,979	116,506,959	358,434	995,745
NET ASSETS	$3,716,481,391	$6,974,460,445	$3,284,636,255	$3,265,085,029	$2,449,545,918	$1,661,399,423	$130,942,710	$931,426,108	$311,371,429	$850,420,185
NET ASSETS CONSIST OF:
Paid-in-capital	$3,613,440,572	$6,728,623,020	$3,212,516,267	$3,384,817,282	$2,333,781,149	$1,657,699,746	$130,701,377	$911,701,994	$295,887,386	$850,436,897
Undistributed net investment income (loss)	(2,237,722)	(657,425)	(685,633)	(309,147)	30,468,298	(983,767)	(106)	(13,273)	10,788	(16,478)
Accumulated net realized gain (loss) on total investments	34,608,037	(8,853,954)	28,676,467	(117,157,736)	(8,225,044)	(180,774)	(94,780)	4,558,482	4,390,609	(234)
Net unrealized appreciation (depreciation) on total investments	70,670,504	255,348,804	44,129,154	(2,265,370)	93,521,515	4,864,218	336,219	15,178,905	11,082,646	—
NET ASSETS	$3,716,481,391	$6,974,460,445	$3,284,636,255	$3,265,085,029	$2,449,545,918	$1,661,399,423	$130,942,710	$931,426,108	$311,371,429	$850,420,185
INSTITUTIONAL CLASS:
Net assets	$3,355,588,873	$6,779,265,343	$2,715,349,037	$2,304,177,759	$2,088,080,625	$1,413,858,917	$123,203,074	$497,925,673	$7,822,913	$391,252,086
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	314,002,713	608,685,315	253,108,909	238,581,325	177,784,883	136,136,679	12,276,809	47,330,782	720,250	391,248,426
Net asset value per share	$10.69	$11.14	$10.73	$9.66	$11.74	$10.39	$10.04	$10.52	$10.86	$1.00
ADVISOR CLASS:
Net assets	$129,431	$103,624	$104,509	$300,975	$105,386	$100,897	$102,719	$15,208,523	$102,163	$100,006
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	12,109	9,301	9,737	31,172	8,976	9,716	10,238	1,445,319	9,405	100,006
Net asset value per share	$10.69	$11.14	$10.73	$9.66	$11.74	$10.38	$10.03	$10.52	$10.86	$1.00
PREMIER CLASS:
Net assets	$30,532,434	$29,677,388	$41,222,277	$105,074,138	$10,982,765	$13,871,176	$302,427	$50,825,575	$—	$27,046,772
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,855,679	2,665,278	3,843,427	10,873,756	938,479	1,334,337	30,167	4,832,064	—	27,046,681
Net asset value per share	$10.69	$11.13	$10.73	$9.66	$11.70	$10.40	$10.03	$10.52	$—	$1.00
RETIREMENT CLASS:
Net assets	$240,751,704	$142,809,429	$255,056,507	$305,470,452	$226,810,145	$98,986,356	$6,242,160	$269,890,989	$—	$116,227,365
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,128,301	12,818,316	23,744,110	31,618,415	19,215,465	9,520,157	622,091	25,649,561	—	116,225,926
Net asset value per share	$10.88	$11.14	$10.74	$9.66	$11.80	$10.40	$10.03	$10.52	$—	$1.00

RETAIL CLASS:
Net assets	$89,478,949	$22,604,661	$272,903,925	$550,061,705	$123,566,997	$134,582,077	$1,092,330	$97,575,348	$303,446,353	$315,793,956
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,231,962	2,028,834	25,388,116	56,703,994	10,803,887	12,948,288	108,869	9,280,827	27,904,294	315,782,202
Net asset value per share	$10.87	$11.14	$10.75	$9.70	$11.44	$10.39	$10.03	$10.51	$10.87	$1.00
† Portfolio investments, cost	$3,838,103,053	$6,788,044,896	$3,471,413,968	$3,289,984,860	$2,348,535,529	$1,661,199,462	$131,670,000	$978,727,106	$294,908,393	$843,761,954
^ Foreign cash, cost	$—	$—	$21	$—	$—	$—	$—	$—	$—	$—

48	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	49

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2016

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund	Bond Fund	Bond Fund	Fund
INVESTMENT INCOME
Interest	$52,050,486	$78,506,499	$55,614,867	$101,989,910	$37,266,932	$17,534,473	$680,970	$11,559,029	$3,927,438	$1,863,990
Dividends	—	—	—	—	—	—	—	7,969	—	—
Total income	52,050,486	78,506,499	55,614,867	101,989,910	37,266,932	17,534,473	680,970	11,566,998	3,927,438	1,863,990

EXPENSES
Management fees	4,872,915	3,350,097	4,620,802	5,434,353	2,857,577	1,978,226	43,092	1,425,374	488,980	414,705
Shareholder servicing – Institutional Class	1,996	5,884	1,839	3,951	3,907	1,846	276	1,030	300	673
Shareholder servicing – Advisor Class	3	—	2	25	1	—	1	4,846	—	51
Shareholder servicing – Premier Class	53	107	52	125	39	44	37	145	—	31
Shareholder servicing – Retirement Class	299,252	164,343	279,853	348,469	346,901	126,688	7,674	314,921	—	127,362
Shareholder servicing – Retail Class	19,742	7,010	101,809	51,850	37,982	46,513	2,000	8,026	48,042	170,693
Distribution fees – Premier Class	22,689	28,988	25,485	66,356	8,149	9,327	771	29,797	—	19,048
Distribution fees – Retail Class	105,521	27,905	338,092	612,994	155,422	172,065	2,289	108,929	377,443	414,555
Custody and accounting fees	61,625	222,369	84,043	29,220	15,035	32,621	11,158	26,582	15,521	26,317
Administrative service fees	53,695	83,490	52,652	54,509	45,836	38,492	25,729	30,638	19,126	23,856
Professional fees	45,167	70,798	46,052	47,903	34,294	35,456	30,457	30,217	23,786	25,862
Registration fees	39,967	52,130	39,965	47,779	42,251	45,174	49,950	45,362	28,947	72,407
Shareholder reports	39,765	61,243	35,249	72,390	46,355	21,530	9,172	28,351	14,670	7,859
Trustee fees and expenses	11,466	23,469	11,212	11,078	9,095	5,689	436	3,177	1,264	3,391
Other expenses	103,692	151,512	102,048	71,182	42,862	47,887	25	50,911	5,277	12,736
Total expenses	5,677,548	4,249,345	5,739,155	6,852,184	3,645,706	2,561,558	183,067	2,108,306	1,023,356	1,319,546
Less: Expenses reimbursed by the investment adviser	—	—	—	—	(25,462)	—	(98,510)	(11,965)	(26,695)	—
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	—	(74,432)
Net expenses	5,677,548	4,249,345	5,739,155	6,852,184	3,620,244	2,561,558	84,557	2,096,341	996,661	1,245,114
Net investment income (loss)	46,372,938	74,257,154	49,875,712	95,137,726	33,646,688	14,972,915	596,413	9,470,657	2,930,777	618,876
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	28,247,299	3,269,248	32,820,025	(24,924,342)	4,027,722	2,147,294	20,647	5,237,629	2,994,416	24
Futures transactions	—	—	—	—	—	(642,840)	—	—	—	—
Swap transactions	—	—	(985,319)	—	—	—	—	—	—	—
Foreign currency transactions	(583,360)	—	(222,366)	—	—	426	—	—	—	—
Net realized gain (loss) on total investments	27,663,939	3,269,248	31,612,340	(24,924,342)	4,027,722	1,504,880	20,647	5,237,629	2,994,416	24
Change in unrealized appreciation (depreciation) on:
Portfolio investments	44,474,596	92,862,845	44,454,363	244,159,915	5,116,223	6,148,194	36,199	9,792,713	1,361,796	—
Futures transactions	—	—	—	—	—	80,894	—	—	—	—
Swap transactions	—	—	(1,419,956)	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(8,951)	—	(21,810)	—	—	(671)	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	44,465,645	92,862,845	43,012,597	244,159,915	5,116,223	6,228,417	36,199	9,792,713	1,361,796	—
Net realized and unrealized gain (loss) on total investments	72,129,584	96,132,093	74,624,937	219,235,573	9,143,945	7,733,297	56,846	15,030,342	4,356,212	24
Net increase (decrease) in net assets from operations	$118,502,522	$170,389,247	$124,500,649	$314,373,299	$42,790,633	$22,706,212	$653,259	$24,500,999	$7,286,989	$618,900

50	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	51

Statements of changes in net assets (unaudited)

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2016	2016	2016	2016	2016	2016	2016	2016	2016	2016	2016	2016
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$46,372,938	$78,068,396	$74,257,154	$136,892,037	$49,875,712	$88,538,957	$95,137,726	$181,078,079	$33,646,688	$29,203,234	$14,972,915	$23,676,381
Net realized gain (loss) on total investments		27,663,939	13,235,499	3,269,248	(7,275,087)	31,612,340	7,195,790	(24,924,342)	(79,535,853)	4,027,722	(11,716,919)	1,504,880	(3,799,304)
Net change in unrealized appreciation (depreciation) on total investments		44,465,645	(30,541,816)	92,862,845	(8,891,206)	43,012,597	(52,966,513)	244,159,915	(241,572,549)	5,116,223	(4,164,492)	6,228,417	(3,396,068)
Net increase (decrease) in net assets from operations		118,502,522	60,762,079	170,389,247	120,725,744	124,500,649	42,768,234	314,373,299	(140,030,323)	42,790,633	13,321,823	22,706,212	16,481,009
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(41,928,651)	(69,431,156)	(72,675,969)	(133,414,770)	(41,510,111)	(74,450,791)	(70,478,878)	(135,693,477)	—	(5,647,101)	(12,931,745)	(20,132,585)
	Advisor Class†	(1,533)	(821)	(1,155)	(664)	(1,617)	(905)	(4,883)	(1,843)	—	(31)	(968)	(479)
	Premier Class	(397,361)	(602,793)	(399,417)	(1,035,444)	(502,910)	(569,116)	(2,593,927)	(3,447,203)	—	(19,026)	(109,297)	(165,411)
	Retirement Class	(3,020,762)	(5,970,518)	(1,300,714)	(2,156,959)	(3,203,857)	(5,522,149)	(8,025,255)	(13,867,648)	—	(232,503)	(839,280)	(1,390,951)
	Retail Class	(1,046,825)	(1,867,282)	(214,336)	(370,560)	(3,775,283)	(7,140,185)	(14,072,792)	(29,429,749)	—	(111,992)	(1,093,511)	(1,934,409)
From realized gains:	Institutional Class	—	(32,160,808)	—	(9,271,135)	—	(27,564,247)	—	—	—	—	—	(74,344)
	Advisor Class†	—	(121)	—	(16)	—	(117)	—	—	—	—	—	(1)
	Premier Class	—	(274,659)	—	(75,200)	—	(238,396)	—	—	—	—	—	(692)
	Retirement Class	—	(2,844,286)	—	(169,073)	—	(2,277,980)	—	—	—	—	—	(5,946)
	Retail Class	—	(921,153)	—	(30,259)	—	(3,057,484)	—	—	—	—	—	(8,466)
Total distributions		(46,395,132)	(114,073,597)	(74,591,591)	(146,524,080)	(48,993,778)	(120,821,370)	(95,175,735)	(182,439,920)	—	(6,010,653)	(14,974,801)	(23,713,284)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	787,280,331	652,746,688	875,302,348	1,342,867,185	457,655,744	673,180,618	383,234,915	888,584,590	271,491,461	475,249,131	225,003,264	328,894,566
	Advisor Class†	25,000	100,032	—	100,000	—	100,042	199,384	100,000	—	100,000	—	100,022
	Premier Class	2,265,376	13,382,168	4,525,055	10,029,094	13,913,700	12,698,577	34,430,155	68,778,854	1,513,240	3,814,798	3,267,927	6,089,336
	Retirement Class	12,886,739	19,024,492	27,098,240	38,755,961	51,922,010	35,713,637	35,984,351	37,445,368	24,304,621	66,681,478	19,853,559	17,687,695
	Retail Class	14,206,688	13,162,309	3,989,565	6,622,834	10,525,956	20,400,450	122,861,063	205,593,185	4,006,854	8,354,076	4,966,891	12,574,223
Reinvestments of distributions:	Institutional Class	5,349,143	41,566,056	57,395,890	117,579,053	4,550,884	38,886,265	42,197,433	70,557,269	—	3,895,420	7,700,637	12,293,339
	Advisor Class†	83	—	—	—	—	—	1,691	—	—	—	—	1
	Premier Class	392,668	874,862	396,864	1,100,084	481,345	807,512	2,557,427	3,394,458	—	18,895	109,199	165,899
	Retirement Class	3,020,628	8,814,419	1,300,699	2,323,130	3,203,844	7,800,024	8,024,725	13,866,573	—	232,503	839,271	1,396,882
	Retail Class	1,007,996	2,675,200	203,305	377,893	3,460,554	9,371,858	13,515,544	28,234,646	—	106,756	1,057,429	1,875,035
Redemptions:	Institutional Class	(230,664,885)	(420,233,549)	(361,807,998)	(1,047,917,697)	(258,897,028)	(719,905,779)	(536,663,255)	(623,943,819)	(123,429,472)	(296,322,958)	(107,452,566)	(223,955,656)
	Advisor Class†	—	—	—	—	—	—	(12,612)	—	—	—	—	—
	Premier Class	(2,799,756)	(3,358,133)	(28,469,545)	(7,199,081)	(917,890)	(3,181,651)	(10,890,185)	(26,573,334)	(1,210,888)	(967,288)	(1,274,189)	(4,601,848)
	Retirement Class	(14,844,029)	(55,280,985)	(8,273,217)	(16,570,110)	(3,508,335)	(40,598,578)	(6,046,212)	(23,955,480)	(18,241,838)	(17,227,002)	(19,265,261)	(22,031,721)
	Retail Class	(7,108,768)	(13,629,425)	(3,433,686)	(3,720,584)	(12,106,641)	(28,840,712)	(60,953,523)	(277,852,765)	(7,638,835)	(21,920,335)	(10,700,211)	(27,216,303)
Net increase (decrease) from shareholder transactions		571,017,214	259,844,134	568,227,520	444,347,762	270,284,143	6,432,263	28,440,901	364,229,545	150,795,143	222,015,474	124,105,950	103,271,470
Net increase (decrease) in net assets		643,124,604	206,532,616	664,025,176	418,549,426	345,791,014	(71,620,873)	247,638,465	41,759,302	193,585,776	229,326,644	131,837,361	96,039,195
NET ASSETS
Beginning of period		3,073,356,787	2,866,824,171	6,310,435,269	5,891,885,843	2,938,845,241	3,010,466,114	3,017,446,564	2,975,687,262	2,255,960,142	2,026,633,498	1,529,562,062	1,433,522,867
End of period		$3,716,481,391	$3,073,356,787	$6,974,460,445	$6,310,435,269	$3,284,636,255	$2,938,845,241	$3,265,085,029	$3,017,446,564	$2,449,545,918	$2,255,960,142	$1,661,399,423	$1,529,562,062

Undistributed net investment income (loss) included in net assets		$(2,237,722)	$(2,215,528)	$(657,425)	$(322,988)	$(685,633)	$(1,567,567)	$(309,147)	$(271,138)	$30,468,298	$(3,178,390)	$(983,767)	$(981,881)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	74,102,753	62,509,769	79,067,789	123,876,558	43,067,991	64,062,156	40,947,720	94,557,578	23,390,370	42,118,082	21,704,785	31,816,484
	Advisor Class†	2,332	9,769	—	9,301	—	9,737	21,015	11,295	—	8,976	—	9,716
	Premier Class	213,258	1,294,730	407,916	924,763	1,307,287	1,219,051	3,661,389	7,264,533	130,858	339,433	314,823	589,183
	Retirement Class	1,193,353	1,788,953	2,441,285	3,562,087	4,870,750	3,381,028	3,836,779	3,960,144	2,081,140	5,853,267	1,914,387	1,708,926
	Retail Class	1,314,034	1,243,828	358,596	610,567	988,673	1,938,281	12,972,864	21,262,093	353,879	755,842	478,651	1,214,993
Shares reinvested:	Institutional Class	503,299	4,030,859	5,169,244	10,839,562	427,206	3,749,896	4,469,319	7,589,812	—	347,805	742,358	1,189,190
	Advisor Class†	8	—	—	—	—	—	177	—	—	—	—	—
	Premier Class	36,945	84,309	35,771	101,397	45,175	77,485	270,590	368,289	—	1,692	10,517	16,034
	Retirement Class	279,238	834,511	117,096	214,054	300,372	746,539	850,074	1,488,896	—	20,612	80,790	134,977
	Retail Class	93,250	253,599	18,305	34,822	324,333	896,796	1,425,254	3,009,016	—	9,767	101,875	181,257
Shares redeemed:	Institutional Class	(21,687,956)	(40,387,123)	(32,615,591)	(96,833,757)	(24,252,375)	(68,603,132)	(56,845,087)	(68,909,754)	(10,631,053)	(26,216,383)	(10,359,106)	(21,676,916)
	Advisor Class†	—	—	—	—	—	—	(1,314)	—	—	—	—	—
	Premier Class	(263,818)	(324,406)	(2,578,035)	(664,267)	(86,326)	(303,337)	(1,162,548)	(2,901,763)	(104,192)	(85,867)	(122,822)	(445,214)
	Retirement Class	(1,374,561)	(5,211,733)	(745,967)	(1,527,119)	(330,766)	(3,865,969)	(646,317)	(2,570,129)	(1,561,174)	(1,512,699)	(1,855,038)	(2,129,971)
	Retail Class	(658,505)	(1,288,688)	(309,503)	(342,667)	(1,136,297)	(2,747,897)	(6,457,073)	(29,795,326)	(674,925)	(1,984,801)	(1,030,920)	(2,629,166)
Net increase (decrease) from shareholder transactions		53,753,630	24,838,377	51,366,906	40,805,301	25,526,023	560,634	3,342,842	35,334,684	12,984,903	19,655,726	11,980,300	9,979,493

†    Advisor class commenced operations on December 4, 2015.

52	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	53

Statements of changes in net assets (unaudited)	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Short-Term Bond Index Fund		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2016	2016*	2016	2016	2016	2016	2016	2016
		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$596,413	$489,256	$9,470,657	$13,567,296	$2,930,777	$6,161,799	$618,876	$282,838
Net realized gain (loss) on total investments		20,647	(112,953)	5,237,629	(537,155)	2,994,416	1,457,369	24	(25)
Net change in unrealized appreciation (depreciation) on total investments		36,199	300,020	9,792,713	(1,608,163)	1,361,796	295,966	—	—
Net increase (decrease) in net assets from operations		653,259	676,323	24,500,999	11,421,978	7,286,989	7,915,134	618,900	282,813
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(562,377)	(469,894)	(5,249,637)	(8,210,972)	(239,454)	(964,298)	(569,914)	(282,815)
	Advisor Class†	(521)	(227)	(66,059)	(750)	(1,060)	(593)	(104)	(23)
	Premier Class	(4,286)	(4,453)	(455,871)	(379,652)	—	—	(20,050)	—
	Retirement Class	(22,448)	(10,136)	(2,756,907)	(3,780,907)	—	—	(28,808)	—
	Retail Class	(6,781)	(4,546)	(948,874)	(1,200,011)	(2,690,098)	(5,196,988)	—	—
From realized gains:	Institutional Class	—	(3,519)	—	(1,280,186)	—	(762,122)	—	—
	Advisor Class†	—	—	—	(39)	—	(147)	—	—
	Premier Class	—	(33)	—	(81,004)	—	—	—	—
	Retirement Class	—	(77)	—	(747,971)	—	—	—	—
	Retail Class	—	(49)	—	(220,901)	—	(4,326,182)	—	—
Total distributions		(596,413)	(492,934)	(9,477,348)	(15,902,393)	(2,930,612)	(11,250,330)	(618,876)	(282,838)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	31,118,941	122,779,179	124,777,775	210,126,324	3,369,913	17,032,179	130,025,372	175,044,547
	Advisor Class†	2,000	100,000	15,525,465	100,000	—	100,004	—	100,000
	Premier Class	86,193	1,000,000	25,535,655	27,918,521	—	—	7,874,487	27,311,638
	Retirement Class	2,831,387	5,098,690	42,474,749	124,743,859	—	—	51,038,328	112,214,492
	Retail Class	439,708	1,842,421	29,801,452	42,799,030	15,536,772	23,173,369	65,567,176	166,382,490
Reinvestments of distributions:	Institutional Class	497	2,970	4,684,476	8,166,493	140,028	1,224,632	567,748	280,228
	Advisor Class†	—	1	64,856	—	—	—	—	6
	Premier Class	89	—	132,719	202,274	—	—	20,050	—
	Retirement Class	19,386	6,348	2,756,265	4,513,789	—	—	28,800	—
	Retail Class	3,025	1,367	938,328	1,376,705	2,431,029	8,616,723	—	—
Redemptions:	Institutional Class	(14,123,558)	(16,784,968)	(16,984,408)	(114,442,643)	(45,954,970)	(11,668,897)	(78,666,504)	(152,666,146)
	Advisor Class†	—	—	(505,437)	—	—	—	—	—
	Premier Class	(787,579)	—	(5,031,709)	(4,099,714)	—	—	(6,069,356)	(6,336,841)
	Retirement Class	(1,584,746)	(148,937)	(3,525,693)	(5,178,962)	—	—	(28,970,599)	(106,507,621)
	Retail Class	(1,092,900)	(107,039)	(7,743,575)	(17,151,162)	(14,761,936)	(38,683,506)	(94,582,157)	(187,426,228)
Net increase (decrease) from shareholder transactions		16,912,443	113,790,032	212,900,918	279,074,514	(39,239,164)	(205,496)	46,833,345	28,396,565
Net increase (decrease) in net assets		16,969,289	113,973,421	227,924,569	274,594,099	(34,882,787)	(3,540,692)	46,833,369	28,396,540
NET ASSETS
Beginning of period		113,973,421	—	703,501,539	428,907,440	346,254,216	349,794,908	803,586,816	775,190,276
End of period		$130,942,710	$113,973,421	$931,426,108	$703,501,539	$311,371,429	$346,254,216	$850,420,185	$803,586,816

Undistributed net investment income (loss) included in net assets		$(106)	$(106)	$(13,273)	$(6,582)	$10,788	$10,623	$(16,478)	$(16,478)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,101,312	12,262,162	11,905,649	20,491,091	311,795	1,591,926	130,025,370	175,044,547
	Advisor Class†	200	10,039	1,477,309	9,839	—	9,405	—	100,000
	Premier Class	8,592	100,000	2,441,817	2,727,186	—	—	7,874,487	27,311,638
	Retirement Class	282,161	510,212	4,070,415	12,140,614	—	—	51,038,328	112,214,492
	Retail Class	43,774	184,245	2,856,872	4,169,698	1,429,314	2,162,074	65,567,176	166,382,490
Shares reinvested:	Institutional Class	49	297	447,170	796,592	12,965	114,789	567,748	280,228
	Advisor Class†	—	—	6,156	—	—	—	—	6
	Premier Class	9	—	12,666	19,738	—	—	20,050	—
	Retirement Class	1,931	635	263,147	440,482	—	—	28,800	—
	Retail Class	301	137	89,641	134,373	223,451	806,855	—	—
Shares redeemed:	Institutional Class	(1,406,989)	(1,680,023)	(1,622,934)	(11,184,573)	(4,250,427)	(1,090,940)	(78,666,504)	(152,666,146)
	Advisor Class†	—	—	(47,985)	—	—	—	—	—
	Premier Class	(78,434)	—	(479,921)	(402,123)	—	—	(6,069,356)	(6,336,841)
	Retirement Class	(157,957)	(14,891)	(336,221)	(505,224)	—	—	(28,970,599)	(106,507,621)
	Retail Class	(108,851)	(10,736)	(739,833)	(1,674,798)	(1,359,453)	(3,610,976)	(94,582,157)	(187,426,228)
Net increase (decrease) from shareholder transactions		1,686,098	11,362,077	20,343,948	27,162,895	(3,632,355)	(16,867)	46,833,343	28,396,565

*	For the period August 7, 2015 to March 31, 2016.
†	Advisor class commenced operations on December 4, 2015.

54	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	55

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period

BOND FUND
Institutional Class:	9/30/16	#	$10.45	$0.15	$ 0.24	$0.39	$(0.15)	$ —	$(0.15)	$10.69
	3/31/16		10.65	0.28	(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
	3/31/15		10.40	0.24	0.33	0.57	(0.24)	(0.08)	(0.32)	10.65
	3/31/14		10.64	0.26	(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40
	3/31/13		10.59	0.27	0.34	0.61	(0.27)	(0.29)	(0.56)	10.64
	3/31/12		10.36	0.29	0.50	0.79	(0.29)	(0.27)	(0.56)	10.59
Advisor Class:	9/30/16	#	10.46	0.15	0.23	0.38	(0.15)	—	(0.15)	10.69
	3/31/16	‡	10.39	0.09	0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	9/30/16	#	10.46	0.14	0.23	0.37	(0.14)	—	(0.14)	10.69
	3/31/16		10.66	0.27	(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
	3/31/15		10.41	0.23	0.33	0.56	(0.23)	(0.08)	(0.31)	10.66
	3/31/14		10.64	0.24	(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41
	3/31/13		10.59	0.26	0.33	0.59	(0.25)	(0.29)	(0.54)	10.64
	3/31/12		10.37	0.28	0.49	0.77	(0.28)	(0.27)	(0.55)	10.59
Retirement Class:	9/30/16	#	10.64	0.14	0.24	0.38	(0.14)	—	(0.14)	10.88
	3/31/16		10.84	0.26	(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
	3/31/15		10.59	0.22	0.33	0.55	(0.22)	(0.08)	(0.30)	10.84
	3/31/14		10.83	0.23	(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59
	3/31/13		10.77	0.25	0.35	0.60	(0.25)	(0.29)	(0.54)	10.83
	3/31/12		10.54	0.27	0.50	0.77	(0.27)	(0.27)	(0.54)	10.77
Retail Class:	9/30/16	#	10.63	0.13	0.24	0.37	(0.13)	—	(0.13)	10.87
	3/31/16		10.83	0.26	(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
	3/31/15		10.58	0.22	0.32	0.54	(0.21)	(0.08)	(0.29)	10.83
	3/31/14		10.81	0.23	(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58
	3/31/13		10.76	0.24	0.34	0.58	(0.24)	(0.29)	(0.53)	10.81
	3/31/12		10.53	0.27	0.50	0.77	(0.27)	(0.27)	(0.54)	10.76

BOND INDEX FUND
Institutional Class:	9/30/16	#	10.98	0.12	0.16	0.28	(0.12)	—	(0.12)	11.14
	3/31/16		11.03	0.25	(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
	3/31/15		10.67	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	11.03
	3/31/14		10.93	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67
	3/31/13		10.77	0.20	0.18	0.38	(0.21)	(0.01)	(0.22)	10.93
	3/31/12		10.25	0.26	0.52	0.78	(0.26)	—	(0.26)	10.77
Advisor Class:	9/30/16	#	10.98	0.12	0.16	0.28	(0.12)	—	(0.12)	11.14
	3/31/16	‡	10.77	0.08	0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	9/30/16	#	10.98	0.12	0.15	0.27	(0.12)	—	(0.12)	11.13
	3/31/16		11.03	0.23	(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
	3/31/15		10.67	0.22	0.37	0.59	(0.22)	(0.01)	(0.23)	11.03
	3/31/14		10.93	0.19	(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67
	3/31/13		10.77	0.19	0.17	0.36	(0.19)	(0.01)	(0.20)	10.93
	3/31/12		10.25	0.24	0.53	0.77	(0.25)	—	(0.25)	10.77
Retirement Class:	9/30/16	#	10.98	0.11	0.16	0.27	(0.11)	—	(0.11)	11.14
	3/31/16		11.04	0.22	(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
	3/31/15		10.68	0.21	0.37	0.58	(0.21)	(0.01)	(0.22)	11.04
	3/31/14		10.93	0.18	(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68
	3/31/13		10.77	0.18	0.17	0.35	(0.18)	(0.01)	(0.19)	10.93
	3/31/12		10.26	0.23	0.52	0.75	(0.24)	—	(0.24)	10.77
Retail Class:	9/30/16	#	10.98	0.11	0.16	0.27	(0.11)	—	(0.11)	11.14
	3/31/16		11.04	0.21	(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
	3/31/15		10.68	0.20	0.37	0.57	(0.20)	(0.01)	(0.21)	11.04
	3/31/14		10.93	0.17	(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68
	3/31/13		10.77	0.17	0.17	0.34	(0.17)	(0.01)	(0.18)	10.93
	3/31/12		10.26	0.22	0.52	0.74	(0.23)	—	(0.23)	10.77

56	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

					Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period				Net assets at	Ratios to average net assets						Portfolio		excluding
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls

BOND FUND
Institutional Class:	9/30/16	#	3.73%[b]		$3,355,589	0.31%[c]		0.31%[c]		2.78%[c]		165%[b]		108%[b]
	3/31/16		2.05		2,729,221	0.31		0.31		2.72		309		166
	3/31/15		5.59		2,501,853	0.31		0.31		2.32		328		162
	3/31/14		0.96		1,882,776	0.32		0.32		2.46		307		156
	3/31/13		5.77		1,951,905	0.32		0.32		2.50		358		196
	3/31/12		7.81		1,759,983	0.33		0.33		2.78		402		140
Advisor Class:	9/30/16	#	3.73	[b]	129	0.32	[c]	0.32	[c]	2.77	[c]	165	[b]	108	[b]
	3/31/16	‡	2.71	[b]	102	0.53	[c]	0.46	[c]	2.78	[c]	309	[b]	166	[b]
Premier Class:	9/30/16	#	3.55	[b]	30,532	0.46	[c]	0.46	[c]	2.63	[c]	165	[b]	108	[b]
	3/31/16		1.89		30,009	0.46		0.46		2.59		309		166
	3/31/15		5.43		19,336	0.47		0.47		2.17		328		162
	3/31/14		0.90		17,715	0.47		0.47		2.30		307		156
	3/31/13		5.61		21,595	0.47		0.47		2.35		358		196
	3/31/12		7.54		33,425	0.48		0.48		2.63		402		140
Retirement Class:	9/30/16	#	3.56	[b]	240,752	0.56	[c]	0.56	[c]	2.53	[c]	165	[b]	108	[b]
	3/31/16		1.80		234,458	0.56		0.56		2.45		309		166
	3/31/15		5.27		266,855	0.56		0.56		2.06		328		162
	3/31/14		0.73		350,208	0.57		0.57		2.21		307		156
	3/31/13		5.55		354,693	0.57		0.57		2.25		358		196
	3/31/12		7.45		327,833	0.58		0.58		2.53		402		140
Retail Class:	9/30/16	#	3.53	[b]	89,479	0.61	[c]	0.61	[c]	2.48	[c]	165	[b]	108	[b]
	3/31/16		1.75		79,566	0.62		0.62		2.41		309		166
	3/31/15		5.21		78,781	0.62		0.62		2.01		328		162
	3/31/14		0.75		74,396	0.63		0.63		2.13		307		156
	3/31/13		5.39		90,667	0.63		0.63		2.19		358		196
	3/31/12		7.44		76,117	0.60		0.60		2.50		402		140

BOND INDEX FUND
Institutional Class:	9/30/16	#	2.60	[b]	6,779,265	0.12	[c]	0.12	[c]	2.22	[c]	7	[b]	—
	3/31/16		1.99		6,115,247	0.12		0.12		2.28		22		—
	3/31/15		5.73		5,727,975	0.12		0.12		2.18		20		—
	3/31/14		(0.39)		4,964,509	0.12		0.12		1.98		23		—
	3/31/13		3.51		4,174,241	0.14		0.13		1.85		22		—
	3/31/12		7.69		2,908,947	0.15		0.13		2.42		23		—
Advisor Class:	9/30/16	#	2.60	[b]	104	0.12	[c]	0.12	[c]	2.22	[c]	7	[b]	—
	3/31/16	‡	2.84	[b]	102	0.34	[c]	0.27	[c]	2.23	[c]	22	[b]	—
Premier Class:	9/30/16	#	2.43	[b]	29,677	0.27	[c]	0.27	[c]	2.04	[c]	7	[b]	—
	3/31/16		1.84		52,687	0.27		0.27		2.13		22		—
	3/31/15		5.58		48,961	0.27		0.27		2.04		20		—
	3/31/14		(0.54)		31,048	0.27		0.27		1.82		23		—
	3/31/13		3.36		27,364	0.29		0.28		1.70		22		—
	3/31/12		7.53		11,577	0.30		0.28		2.22		23		—
Retirement Class:	9/30/16	#	2.47	[b]	142,809	0.37	[c]	0.37	[c]	1.97	[c]	7	[b]	—
	3/31/16		1.64		120,858	0.37		0.37		2.03		22		—
	3/31/15		5.47		96,643	0.37		0.37		1.93		20		—
	3/31/14		(0.55)		73,881	0.37		0.37		1.72		23		—
	3/31/13		3.25		65,143	0.38		0.38		1.60		22		—
	3/31/12		7.32		40,874	0.40		0.38		2.11		23		—
Retail Class:	9/30/16	#	2.44	[b]	22,605	0.43	[c]	0.43	[c]	1.91	[c]	7	[b]	—
	3/31/16		1.55		21,540	0.46		0.46		1.94		22		—
	3/31/15		5.38		18,307	0.45		0.45		1.85		20		—
	3/31/14		(0.65)		14,058	0.49		0.48		1.61		23		—
	3/31/13		3.15		14,344	0.50		0.48		1.52		22		—
	3/31/12		7.22		12,737	0.49		0.48		2.08		23		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	57

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period

BOND PLUS FUND
Institutional Class:	9/30/16	#	$10.47	$0.17	$ 0.26	$ 0.43	$(0.17)	$ —	$(0.17)	$10.73
	3/31/16		10.75	0.32	(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
	3/31/15		10.58	0.29	0.30	0.59	(0.29)	(0.13)	(0.42)	10.75
	3/31/14		10.78	0.28	(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58
	3/31/13		10.56	0.33	0.37	0.70	(0.33)	(0.15)	(0.48)	10.78
	3/31/12		10.16	0.38	0.41	0.79	(0.38)	(0.01)	(0.39)	10.56
Advisor Class:	9/30/16	#	10.48	0.17	0.25	0.42	(0.17)	—	(0.17)	10.73
	3/31/16	‡	10.45	0.10	0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	9/30/16	#	10.47	0.16	0.26	0.42	(0.16)	—	(0.16)	10.73
	3/31/16		10.75	0.30	(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
	3/31/15		10.58	0.27	0.30	0.57	(0.27)	(0.13)	(0.40)	10.75
	3/31/14		10.78	0.27	(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58
	3/31/13		10.56	0.31	0.37	0.68	(0.31)	(0.15)	(0.46)	10.78
	3/31/12		10.16	0.36	0.41	0.77	(0.36)	(0.01)	(0.37)	10.56
Retirement Class:	9/30/16	#	10.49	0.16	0.24	0.40	(0.15)	—	(0.15)	10.74
	3/31/16		10.76	0.29	(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
	3/31/15		10.59	0.26	0.30	0.56	(0.26)	(0.13)	(0.39)	10.76
	3/31/14		10.80	0.26	(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59
	3/31/13		10.57	0.30	0.38	0.68	(0.30)	(0.15)	(0.45)	10.80
	3/31/12		10.17	0.35	0.41	0.76	(0.35)	(0.01)	(0.36)	10.57
Retail Class:	9/30/16	#	10.49	0.15	0.26	0.41	(0.15)	—	(0.15)	10.75
	3/31/16		10.77	0.29	(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
	3/31/15		10.60	0.26	0.29	0.55	(0.25)	(0.13)	(0.38)	10.77
	3/31/14		10.80	0.25	(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60
	3/31/13		10.58	0.29	0.37	0.66	(0.29)	(0.15)	(0.44)	10.80
	3/31/12		10.18	0.35	0.41	0.76	(0.35)	(0.01)	(0.36)	10.58

HIGH-YIELD FUND
Institutional Class:	9/30/16	#	9.02	0.28	0.64	0.92	(0.28)	—	(0.28)	9.66
	3/31/16		9.94	0.55	(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
	3/31/15		10.38	0.55	(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94
	3/31/14		10.51	0.57	0.11	0.68	(0.57)	(0.24)	(0.81)	10.38
	3/31/13		9.97	0.61	0.57	1.18	(0.61)	(0.03)	(0.64)	10.51
	3/31/12		9.99	0.68	(0.02)	0.66	(0.68)	—	(0.68)	9.97
Advisor Class:	9/30/16	#	9.01	0.28	0.65	0.93	(0.28)	—	(0.28)	9.66
	3/31/16	‡	9.17	0.18	(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	9/30/16	#	9.02	0.28	0.64	0.92	(0.28)	—	(0.28)	9.66
	3/31/16		9.94	0.53	(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
	3/31/15		10.39	0.54	(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94
	3/31/14		10.51	0.55	0.13	0.68	(0.56)	(0.24)	(0.80)	10.39
	3/31/13		9.97	0.59	0.58	1.17	(0.60)	(0.03)	(0.63)	10.51
	3/31/12		9.99	0.66	(0.02)	0.64	(0.66)	—	(0.66)	9.97
Retirement Class:	9/30/16	#	9.02	0.27	0.64	0.91	(0.27)	—	(0.27)	9.66
	3/31/16		9.94	0.52	(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
	3/31/15		10.38	0.52	(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94
	3/31/14		10.51	0.54	0.11	0.65	(0.54)	(0.24)	(0.78)	10.38
	3/31/13		9.96	0.58	0.59	1.17	(0.59)	(0.03)	(0.62)	10.51
	3/31/12		9.99	0.65	(0.03)	0.62	(0.65)	—	(0.65)	9.96
Retail Class:	9/30/16	#	9.06	0.27	0.64	0.91	(0.27)	—	(0.27)	9.70
	3/31/16		9.98	0.52	(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
	3/31/15		10.43	0.52	(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98
	3/31/14		10.56	0.54	0.11	0.65	(0.54)	(0.24)	(0.78)	10.43
	3/31/13		10.01	0.58	0.58	1.16	(0.58)	(0.03)	(0.61)	10.56
	3/31/12		10.03	0.65	(0.02)	0.63	(0.65)	—	(0.65)	10.01

58	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period				Net assets at	Ratios to average net assets						Portfolio		excluding
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls

BOND PLUS FUND
Institutional Class:	9/30/16	#	4.09%[b]		$2,715,349	0.31%[c]		0.31%[c]		3.16%[c]		158%[b]		99%[b]
	3/31/16		1.56		2,449,009	0.31		0.31		3.05		293		172
	3/31/15		5.66		2,522,232	0.32		0.32		2.71		285		133
	3/31/14		1.20		1,807,530	0.33		0.33		2.70		290		97
	3/31/13		6.69		846,872	0.34		0.34		3.05		268		108
	3/31/12		7.91		718,619	0.35		0.35		3.62		221		105
Advisor Class:	9/30/16	#	3.99	[b]	105	0.32	[c]	0.32	[c]	3.16	[c]	158	[b]	99	[b]
	3/31/16	‡	2.46	[b]	102	0.53	[c]	0.46	[c]	3.06	[c]	293	[b]	172	[b]
Premier Class:	9/30/16	#	4.01	[b]	41,222	0.46	[c]	0.46	[c]	3.01	[c]	158	[b]	99	[b]
	3/31/16		1.41		26,983	0.46		0.46		2.92		293		172
	3/31/15		5.60		17,022	0.47		0.47		2.57		285		133
	3/31/14		0.95		12,140	0.48		0.48		2.51		290		97
	3/31/13		6.53		16,773	0.49		0.49		2.89		268		108
	3/31/12		7.75		12,334	0.50		0.50		3.45		221		105
Retirement Class:	9/30/16	#	3.86	[b]	255,057	0.56	[c]	0.56	[c]	2.91	[c]	158	[b]	99	[b]
	3/31/16		1.41		198,216	0.56		0.56		2.80		293		172
	3/31/15		5.39		200,632	0.57		0.57		2.46		285		133
	3/31/14		0.86		194,476	0.58		0.58		2.44		290		97
	3/31/13		6.52		151,447	0.59		0.59		2.79		268		108
	3/31/12		7.64		95,480	0.60		0.60		3.36		221		105
Retail Class	9/30/16	#	3.92	[b]	272,904	0.64	[c]	0.64	[c]	2.84	[c]	158	[b]	99	[b]
	3/31/16		1.25		264,536	0.63		0.63		2.73		293		172
	3/31/15		5.31		270,579	0.64		0.64		2.39		285		133
	3/31/14		0.86		262,239	0.67		0.67		2.34		290		97
	3/31/13		6.32		288,131	0.68		0.68		2.71		268		108
	3/31/12		7.59		275,663	0.64		0.64		3.33		221		105

HIGH-YIELD FUND
Institutional Class:	9/30/16	#	10.47	[b]	2,304,178	0.36	[c]	0.36	[c]	6.01	[c]	30	[b]	—
	3/31/16		(3.84)		2,253,957	0.36		0.36		5.86		50		—
	3/31/15		2.33		2,154,591	0.36		0.36		5.41		71		—
	3/31/14		6.78		1,790,122	0.37		0.37		5.51		69		—
	3/31/13		12.21		1,493,399	0.38		0.38		5.96		83		—
	3/31/12		6.91		889,869	0.39		0.39		6.90		62		—
Advisor Class:	9/30/16	#	10.45	[b]	301	0.39	[c]	0.39	[c]	5.98	[c]	30	[b]	—
	3/31/16	‡	0.23	[b]	102	0.58	[c]	0.51	[c]	6.31	[c]	50	[b]	—
Premier Class:	9/30/16	#	10.26	[b]	105,074	0.51	[c]	0.51	[c]	5.86	[c]	30	[b]	—
	3/31/16		(3.87)		73,106	0.51		0.51		5.80		50		—
	3/31/15		2.08		33,545	0.51		0.51		5.26		71		—
	3/31/14		6.72		30,851	0.52		0.52		5.36		69		—
	3/31/13		12.05		32,381	0.53		0.53		5.80		83		—
	3/31/12		6.75		20,842	0.54		0.54		6.74		62		—
Retirement Class:	9/30/16	#	10.21	[b]	305,470	0.61	[c]	0.61	[c]	5.76	[c]	30	[b]	—
	3/31/16		(3.97)		248,713	0.61		0.61		5.61		50		—
	3/31/15		2.08		245,574	0.61		0.61		5.10		71		—
	3/31/14		6.51		402,054	0.62		0.62		5.26		69		—
	3/31/13		12.05		300,278	0.63		0.63		5.72		83		—
	3/31/12		6.54		202,282	0.64		0.64		6.65		62		—
Retail Class:	9/30/16	#	10.29	[b]	550,062	0.63	[c]	0.63	[c]	5.74	[c]	30	[b]	—
	3/31/16		(4.06)		441,569	0.63		0.63		5.55		50		—
	3/31/15		1.97		541,978	0.64		0.64		5.11		71		—
	3/31/14		6.48		600,237	0.65		0.65		5.23		69		—
	3/31/13		11.98		437,147	0.67		0.67		5.67		83		—
	3/31/12		6.63		249,119	0.66		0.66		6.62		62		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	59

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/16	#	$11.53	$ 0.17	$ 0.04	$ 0.21	$ —	$ —	$ —	$11.74
	3/31/16		11.52	0.16	(0.11)	0.05	(0.04)	—	(0.04)	11.53
	3/31/15		11.41	0.02	0.31	0.33	(0.21)	(0.01)	(0.22)	11.52
	3/31/14		12.40	0.20	(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41
	3/31/13		12.07	0.21	0.43	0.64	(0.25)	(0.06)	(0.31)	12.40
	3/31/12		11.16	0.36	0.95	1.31	(0.39)	(0.01)	(0.40)	12.07
Advisor Class:	9/30/16	#	11.53	0.17	0.04	0.21	—	—	—	11.74
	3/31/16	‡	11.24	(0.04)	0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	9/30/16	#	11.50	0.16	0.04	0.20	—	—	—	11.70
	3/31/16		11.49	0.12	(0.09)	0.03	(0.02)	—	(0.02)	11.50
	3/31/15		11.39	0.01	0.30	0.31	(0.20)	(0.01)	(0.21)	11.49
	3/31/14		12.38	0.22	(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39
	3/31/13		12.06	0.24	0.38	0.62	(0.24)	(0.06)	(0.30)	12.38
	3/31/12		11.15	0.37	0.92	1.29	(0.37)	(0.01)	(0.38)	12.06
Retirement Class:	9/30/16	#	11.61	0.15	0.04	0.19	—	—	—	11.80
	3/31/16		11.60	0.14	(0.11)	0.03	(0.02)	—	(0.02)	11.61
	3/31/15		11.50	0.04	0.27	0.31	(0.20)	(0.01)	(0.21)	11.60
	3/31/14		12.50	0.18	(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50
	3/31/13		12.18	0.19	0.42	0.61	(0.23)	(0.06)	(0.29)	12.50
	3/31/12		11.25	0.36	0.94	1.30	(0.36)	(0.01)	(0.37)	12.18
Retail Class:	9/30/16	#	11.25	0.15	0.04	0.19	—	—	—	11.44
	3/31/16		11.24	0.14	(0.12)	0.02	(0.01)	—	(0.01)	11.25
	3/31/15		11.16	0.01	0.27	0.28	(0.19)	(0.01)	(0.20)	11.24
	3/31/14		12.13	0.18	(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16
	3/31/13		11.84	0.17	0.41	0.58	(0.23)	(0.06)	(0.29)	12.13
	3/31/12		10.95	0.34	0.92	1.26	(0.36)	(0.01)	(0.37)	11.84

SHORT-TERM BOND FUND
Institutional Class:	9/30/16	#	10.34	0.10	0.05	0.15	(0.10)	—	(0.10)	10.39
	3/31/16		10.39	0.17	(0.05)	0.12	(0.17)	—	(0.17)	10.34
	3/31/15		10.41	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39
	3/31/14		10.52	0.15	(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41
	3/31/13		10.40	0.16	0.13	0.29	(0.16)	(0.01)	(0.17)	10.52
	3/31/12		10.30	0.20	0.16	0.36	(0.20)	(0.06)	(0.26)	10.40
Advisor Class:	9/30/16	#	10.33	0.10	0.05	0.15	(0.10)	—	(0.10)	10.38
	3/31/16	‡	10.31	0.05	0.02	0.07	(0.05)	—	(0.05)	10.33
Premier Class:	9/30/16	#	10.35	0.09	0.05	0.14	(0.09)	—	(0.09)	10.40
	3/31/16		10.40	0.16	(0.05)	0.11	(0.16)	—	(0.16)	10.35
	3/31/15		10.42	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40
	3/31/14		10.53	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42
	3/31/13		10.41	0.15	0.13	0.28	(0.15)	(0.01)	(0.16)	10.53
	3/31/12		10.31	0.18	0.16	0.34	(0.18)	(0.06)	(0.24)	10.41
Retirement Class:	9/30/16	#	10.35	0.09	0.05	0.14	(0.09)	—	(0.09)	10.40
	3/31/16		10.40	0.15	(0.05)	0.10	(0.15)	—	(0.15)	10.35
	3/31/15		10.42	0.11	(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40
	3/31/14		10.53	0.12	(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13	0.14	0.27	(0.14)	(0.01)	(0.15)	10.53
	3/31/12		10.31	0.17	0.16	0.33	(0.17)	(0.06)	(0.23)	10.41
Retail Class:	9/30/16	#	10.34	0.08	0.05	0.13	(0.08)	—	(0.08)	10.39
	3/31/16		10.40	0.14	(0.06)	0.08	(0.14)	—	(0.14)	10.34
	3/31/15		10.42	0.10	(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40
	3/31/14		10.53	0.12	(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13	0.13	0.26	(0.13)	(0.01)	(0.14)	10.53
	3/31/12		10.31	0.17	0.16	0.33	(0.17)	(0.06)	(0.23)	10.41

60	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/16	#	1.82%[b]		$2,088,081	0.26%[c]		0.26%[c]		2.90%[c]		12%[b]
	3/31/16		0.41		1,903,233	0.27		0.27		1.45		27
	3/31/15		2.92		1,713,985	0.26		0.26		0.16		17
	3/31/14		(6.55)		1,472,700	0.27		0.27		1.68		10
	3/31/13		5.28		1,428,566	0.27		0.27		1.72		14
	3/31/12		11.92		1,174,406	0.28		0.28		3.07		13
Advisor Class:	9/30/16	#	1.82	[b]	105	0.27	[c]	0.27	[c]	2.91	[c]	12	[b]
	3/31/16	‡	2.90	[b]	103	0.48	[c]	0.42	[c]	(1.16)[c]		27	[b]
Premier Class:	9/30/16	#	1.74	[b]	10,983	0.41	[c]	0.41	[c]	2.77	[c]	12	[b]
	3/31/16		0.31		10,486	0.42		0.42		1.10		27
	3/31/15		2.76		7,545	0.42		0.42		0.08		17
	3/31/14		(6.72)		7,433	0.42		0.42		1.90		10
	3/31/13		5.12		14,323	0.42		0.42		1.89		14
	3/31/12		11.77		18,303	0.43		0.43		3.13		13
Retirement Class:	9/30/16	#	1.64	[b]	226,810	0.57	[c]	0.55	[c]	2.64	[c]	12	[b]
	3/31/16		0.22		217,000	0.52		0.52		1.20		27
	3/31/15		2.67		166,302	0.51		0.51		0.32		17
	3/31/14		(6.82)		190,395	0.52		0.52		1.54		10
	3/31/13		5.02		220,926	0.52		0.52		1.48		14
	3/31/12		11.73		191,083	0.53		0.53		3.01		13
Retail Class:	9/30/16	#	1.69	[b]	123,567	0.57	[c]	0.57	[c]	2.61	[c]	12	[b]
	3/31/16		0.18		125,137	0.58		0.58		1.27		27
	3/31/15		2.55		138,801	0.57		0.57		0.08		17
	3/31/14		(6.85)		150,162	0.59		0.59		1.55		10
	3/31/13		4.90		220,169	0.58		0.58		1.43		14
	3/31/12		11.68		201,227	0.55		0.55		2.91		13

SHORT-TERM BOND FUND
Institutional Class:	9/30/16	#	1.45	[b]	1,413,859	0.27	[c]	0.27	[c]	1.91	[c]	58	[b]
	3/31/16		1.18		1,282,105	0.27		0.27		1.66		93
	3/31/15		1.18		1,170,805	0.27		0.27		1.28		114
	3/31/14		0.56		938,244	0.28		0.28		1.42		112
	3/31/13		2.82		646,931	0.29		0.29		1.52		78
	3/31/12		3.53		431,936	0.31		0.30		1.90		146
Advisor Class:	9/30/16	#	1.45	[b]	101	0.27	[c]	0.27	[c]	1.92	[c]	58	[b]
	3/31/16	‡	0.72	[b]	100	0.50	[c]	0.43	[c]	1.62	[c]	93	[b]
Premier Class:	9/30/16	#	1.37	[b]	13,871	0.43	[c]	0.43	[c]	1.76	[c]	58	[b]
	3/31/16		1.03		11,709	0.42		0.42		1.51		93
	3/31/15		1.02		10,103	0.42		0.42		1.13		114
	3/31/14		0.41		11,982	0.43		0.43		1.27		112
	3/31/13		2.67		16,257	0.44		0.44		1.42		78
	3/31/12		3.37		21,211	0.45		0.45		1.75		146
Retirement Class:	9/30/16	#	1.32	[b]	98,986	0.52	[c]	0.52	[c]	1.66	[c]	58	[b]
	3/31/16		0.93		97,057	0.52		0.52		1.41		93
	3/31/15		0.92		100,515	0.52		0.52		1.04		114
	3/31/14		0.31		206,496	0.53		0.53		1.18		112
	3/31/13		2.56		334,477	0.54		0.54		1.26		78
	3/31/12		3.27		188,614	0.55		0.55		1.65		146
Retail Class:	9/30/16	#	1.29	[b]	134,582	0.59	[c]	0.59	[c]	1.59	[c]	58	[b]
	3/31/16		0.78		138,591	0.58		0.58		1.35		93
	3/31/15		0.87		152,100	0.58		0.58		0.98		114
	3/31/14		0.25		169,391	0.60		0.60		1.10		112
	3/31/13		2.50		184,637	0.60		0.60		1.22		78
	3/31/12		3.24		166,750	0.58		0.57		1.64		146

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	61

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/16	#	$10.03	$0.05	$ 0.01	$ 0.06	$(0.05)	$ —	$(0.05)	$10.04
	3/31/16	^	10.00	0.05	0.03	0.08	(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	9/30/16	#	10.03	0.05	—	0.05	(0.05)	—	(0.05)	10.03
	3/31/16	‡	9.97	0.02	0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	9/30/16	#	10.03	0.04	—	0.04	(0.04)	—	(0.04)	10.03
	3/31/16	^	10.00	0.04	0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	9/30/16	#	10.03	0.04	—	0.04	(0.04)	—	(0.04)	10.03
	3/31/16	^	10.00	0.04	0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	9/30/16	#	10.03	0.04	—	0.04	(0.04)	—	(0.04)	10.03
	3/31/16	^	10.00	0.03	0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03

SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/16	#	10.32	0.13	0.20	0.33	(0.13)	—	(0.13)	10.52
	3/31/16		10.45	0.26	(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
	3/31/15		9.98	0.21	0.60	0.81	(0.21)	(0.13)	(0.34)	10.45
	3/31/14		10.03	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98
	3/31/13	*	10.00	0.06	0.08	0.14	(0.06)	(0.05)	(0.11)	10.03
Advisor Class:	9/30/16	#	10.32	0.11	0.21	0.32	(0.12)	—	(0.12)	10.52
	3/31/16	‡	10.20	0.08	0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	9/30/16	#	10.31	0.12	0.21	0.33	(0.12)	—	(0.12)	10.52
	3/31/16		10.45	0.25	(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
	3/31/15		9.98	0.20	0.60	0.80	(0.20)	(0.13)	(0.33)	10.45
	3/31/14		10.03	0.16	(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98
	3/31/13	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retirement Class:	9/30/16	#	10.32	0.11	0.20	0.31	(0.11)	—	(0.11)	10.52
	3/31/16		10.45	0.23	(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
	3/31/15		9.98	0.19	0.60	0.79	(0.19)	(0.13)	(0.32)	10.45
	3/31/14		10.03	0.16	(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98
	3/31/13	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retail Class:	9/30/16	#	10.31	0.11	0.20	0.31	(0.11)	—	(0.11)	10.51
	3/31/16		10.45	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
	3/31/15		9.98	0.19	0.59	0.78	(0.18)	(0.13)	(0.31)	10.45
	3/31/14		10.03	0.14	(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98
	3/31/13	*	10.00	0.05	0.07	0.12	(0.04)	(0.05)	(0.09)	10.03

TAX-EXEMPT BOND FUND
Institutional Class:	9/30/16	#	10.72	0.11	0.14	0.25	(0.11)	—	(0.11)	10.86
	3/31/16		10.82	0.22	0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
	3/31/15		10.51	0.24	0.41	0.65	(0.23)	(0.11)	(0.34)	10.82
	3/31/14		11.08	0.25	(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51
	3/31/13		10.86	0.32	0.30	0.62	(0.32)	(0.08)	(0.40)	11.08
	3/31/12		10.06	0.34	0.80	1.14	(0.34)	—	(0.34)	10.86
Advisor Class:	9/30/16	#	10.72	0.11	0.14	0.25	(0.11)	—	(0.11)	10.86
	3/31/16	‡	10.75	0.07	0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	9/30/16	#	10.73	0.10	0.14	0.24	(0.10)	—	(0.10)	10.87
	3/31/16		10.84	0.19	0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
	3/31/15		10.52	0.20	0.43	0.63	(0.20)	(0.11)	(0.31)	10.84
	3/31/14		11.10	0.22	(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52
	3/31/13		10.88	0.29	0.30	0.59	(0.29)	(0.08)	(0.37)	11.10
	3/31/12		10.07	0.32	0.81	1.13	(0.32)	—	(0.32)	10.88

62	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period				Net assets at	Ratios to average net assets						Portfolio		excluding
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/16	#	0.59%[b]		$123,203	0.28%[c]		0.12%[c]		0.99%[c]		27%[b]		—%
	3/31/16	^	0.85	[b]	106,153	0.45	[c]	0.12	[c]	0.85	[c]	53	[b]	—
Advisor Class:	9/30/16	#	0.52	[b]	103	0.23	[c]	0.07	[c]	1.03	[c]	27	[b]	—
	3/31/16	‡	0.85	[b]	101	0.67	[c]	0.27	[c]	0.77	[c]	53	[b]	—
Premier Class:	9/30/16	#	0.52	[b]	302	0.44	[c]	0.27	[c]	0.83	[c]	27	[b]	—
	3/31/16	^	0.75	[b]	1,003	0.84	[c]	0.27	[c]	0.69	[c]	53	[b]	—
Retirement Class:	9/30/16	#	0.37	[b]	6,242	0.53	[c]	0.37	[c]	0.74	[c]	27	[b]	—
	3/31/16	^	0.69	[b]	4,975	0.80	[c]	0.37	[c]	0.63	[c]	53	[b]	—
Retail Class:	9/30/16	#	0.47	[b]	1,092	0.52	[c]	0.36	[c]	0.74	[c]	27	[b]	—
	3/31/16	^	0.62	[b]	1,742	1.02	[c]	0.47	[c]	0.50	[c]	53	[b]	—

SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/16	#	3.19	[b]	497,926	0.40	[c]	0.40	[c]	2.44	[c]	93	[b]	63	[b]
	3/31/16		1.64		377,577	0.41		0.40		2.50		107		—
	3/31/15		8.19		276,997	0.45		0.40		2.08		459		—
	3/31/14		1.33		85,771	0.59		0.40		1.76		393		—
	3/31/13	*	1.41	[b]	50,034	1.29	[c]	0.40	[c]	1.18	[c]	186	[b]	—
Advisor Class:	9/30/16	#	3.10	[b]	15,209	0.56	[c]	0.55	[c]	2.12	[c]	93	[b]	63	[b]
	3/31/16	‡	2.40	[b]	102	0.63	[c]	0.55	[c]	2.53	[c]	107	[b]	—
Premier Class:	9/30/16	#	3.21	[b]	50,826	0.55	[c]	0.55	[c]	2.29	[c]	93	[b]	63	[b]
	3/31/16		1.39		29,475	0.56		0.55		2.43		107		—
	3/31/15		8.03		5,359	0.61		0.55		1.93		459		—
	3/31/14		1.18		2,019	0.75		0.55		1.64		393		—
	3/31/13	*	1.33	[b]	1,013	1.78	[c]	0.55	[c]	1.02	[c]	186	[b]	—
Retirement Class:	9/30/16	#	3.06	[b]	269,891	0.65		0.65	[c]	2.19	[c]	93	[b]	63	[b]
	3/31/16		1.39		223,415	0.66		0.65		2.28		107		—
	3/31/15		7.93		100,119	0.70		0.65		1.87		459		—
	3/31/14		1.08		6,631	0.85		0.65		1.56		393		—
	3/31/13	*	1.28	[b]	2,152	1.77	[c]	0.65	[c]	0.97	[c]	186	[b]	—
Retail Class:	9/30/16	#	3.06	[b]	97,575	0.67		0.67	[c]	2.18	[c]	93	[b]	63	[b]
	3/31/16		1.26		72,933	0.69		0.68		2.23		107		—
	3/31/15		7.99		46,434	0.73		0.68		1.83		459		—
	3/31/14		0.89		6,717	0.92		0.74		1.45		393		—
	3/31/13	*	1.22	[b]	2,755	1.94	[c]	0.75	[c]	0.88	[c]	186	[b]	—

TAX-EXEMPT BOND FUND
Institutional Class:	9/30/16	#	2.35	[b]	7,823	0.37	[c]	0.35	[c]	2.00	[c]	35	[b]	—
	3/31/16		2.60		49,799	0.36		0.35		2.03		110		—
	3/31/15		6.27		43,616	0.35		0.35		2.19		155		—
	3/31/14		(2.33)		9,626	0.35		0.35		2.33		155		—
	3/31/13		5.74		10,155	0.35		0.35		2.89		49		—
	3/31/12		11.46		9,508	0.38		0.35		3.21		59		—
Advisor Class:	9/30/16	#	2.36	[b]	102	0.37	[c]	0.34	[c]	2.06	[c]	35	[b]	—
	3/31/16	‡	1.85	[b]	101	0.58	[c]	0.50	[c]	2.00	[c]	110	[b]	—
Retail Class:	9/30/16	#	2.21	[b]	303,446	0.65	[c]	0.63	[c]	1.78	[c]	35	[b]	—
	3/31/16		2.22		296,355	0.63		0.63		1.75		110		—
	3/31/15		6.07		306,179	0.63		0.63		1.90		155		—
	3/31/14		(2.69)		327,779	0.63		0.63		2.06		155		—
	3/31/13		5.44		397,445	0.63		0.63		2.61		49		—
	3/31/12		11.30		341,517	0.62		0.59		2.96		59		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	63

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from			Total	Net asset
	period		value,	investment		unrealized gain	(loss) from		Net	Net		dividends	value,
	or year ended		beginning of period	income (loss)[a]		(loss) on total investments	investment operations		investment income	realized gains		and distributions	end of period

MONEY MARKET FUND
Institutional Class:	9/30/16	#	$1.00	$0.00	[d]	$—	$0.00	[d]	$ 0.00 [d]	$ —		$ 0.00 [d]	$1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00
	3/31/15		1.00	—		—	—		—	—		—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	1.00
	3/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00
	3/31/12		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00
Advisor Class:	9/30/16	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—		0.00 [d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00
Premier Class:	9/30/16	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—		0.00 [d]	1.00
	3/31/16		1.00	—		—	—		—	—		—	1.00
	3/31/15		1.00	—		—	—		—	—		—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—		—	1.00
	3/31/12		1.00	—		—	—		—	—		—	1.00
Retirement Class:	9/30/16	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—		0.00 [d]	1.00
	3/31/16		1.00	—		—	—		—	—		—	1.00
	3/31/15		1.00	—		—	—		—	—		—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—		—	1.00
	3/31/12		1.00	—		—	—		—	—		—	1.00
Retail Class:	9/30/16	#	1.00	—		—	—		—	—		—	1.00
	3/31/16		1.00	—		—	—		—	—		—	1.00
	3/31/15		1.00	—		—	—		—	—		—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—		—	1.00
	3/31/12		1.00	—		—	—		—	—		—	1.00

#	Unaudited
*	The Fund commenced operations on September 21, 2012.
^	The Fund commenced operations on August 7, 2015.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

64	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

						Ratios and supplemental data

	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

MONEY MARKET FUND
Institutional Class:	9/30/16	#	0.15%[b]		$391,252	0.14%[c]		0.14%[c]		0.31%[c]		—%
	3/31/16		0.09		339,325	0.14		0.14		0.09		—
	3/31/15		0.00		316,667	0.14		0.12		0.00		—
	3/31/14		0.01		345,892	0.13		0.13		0.01		—
	3/31/13		0.05		293,090	0.14		0.14		0.05		—
	3/31/12		0.03		469,588	0.13		0.13		0.03		—
Advisor Class:	9/30/16	#	0.10	[b]	100	0.24	[c]	0.24	[c]	0.21	[c]	—
	3/31/16	‡	0.02	[b]	100	0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	9/30/16	#	0.08	[b]	27,047	0.29	[c]	0.29	[c]	0.16	[c]	—
	3/31/16		0.00		25,222	0.29		0.24		0.00		—
	3/31/15		0.00		4,247	0.29		0.12		0.00		—
	3/31/14		0.00		5,371	0.28		0.14		0.00		—
	3/31/13		0.00		8,929	0.29		0.19		0.00		—
	3/31/12		0.00		6,706	0.28		0.16		0.00		—
Retirement Class:	9/30/16	#	0.03	[b]	116,227	0.39	[c]	0.39	[c]	0.06	[c]	—
	3/31/16		0.00		94,131	0.39		0.23		0.00		—
	3/31/15		0.00		88,424	0.39		0.12		0.00		—
	3/31/14		0.00		90,363	0.38		0.14		0.00		—
	3/31/13		0.00		73,609	0.39		0.19		0.00		—
	3/31/12		0.00		80,690	0.39		0.16		0.00		—
Retail Class:	9/30/16	#	0.00	[b]	315,794	0.49	[c]	0.45	[c]	0.00	[c]	—
	3/31/16		0.00		344,809	0.48		0.22		0.00		—
	3/31/15		0.00		365,853	0.48		0.12		0.00		—
	3/31/14		0.00		415,477	0.50		0.14		0.00		—
	3/31/13		0.00		429,522	0.51		0.19		0.00		—
	3/31/12		0.00		486,370	0.44		0.16		0.00		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Semiannual Report	65

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High- Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Short-Term Bond Index Fund commenced operations on August 7, 2015.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect

66	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. As a result of these amendments, the Board has approved the conversion of the Money Market Fund to a “government money market fund.” The conversion to a government money market fund will be effective on October 14, 2016.

In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. The requirements of this final rule must be adopted 24 months after publication in the Federal Register. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of September 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock:

Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Semiannual Report	67

Notes to financial statements (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2016, there were no material transfers between levels by the Funds.

As of September 30, 2016, 100% of the value of investments in the Bond Index Fund, the Inflation-Linked Bond Fund, the Short-Term Bond Index Fund, the Tax-Exempt Bond Fund and the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$44,465,516	$521,716	$44,987,232
Corporate bonds	—	1,410,194,531	—	1,410,194,531
Government bonds	—	1,375,771,222	—	1,375,771,222
Structured assets	—	797,511,080	1,582,958	799,094,038
Short-term investments	—	278,729,522	—	278,729,522
Total	$—	$3,906,671,871	$2,104,674	$3,908,776,545
Bond Plus
Bank loan obligations	$—	$156,520,082	$—	$156,520,082
Corporate bonds	—	1,186,057,083	—	1,186,057,083
Government bonds	—	1,241,247,308	—	1,241,247,308
Structured assets	—	569,084,838	2,149,180	571,234,018
Short-term investments	—	361,915,673	—	361,915,673
Credit default swaps*	—	(4,228,462)	—	(4,228,462)
Total	$—	$3,510,596,522	$2,149,180	$3,512,745,702
High Yield
Bank loan obligations	$—	$286,141,563	$5,380,581	$291,522,144
Corporate bonds	—	2,801,301,482	—	2,801,301,482
Short-term investments	—	194,895,864	—	194,895,864
Total	$—	$3,282,338,909	$5,380,581	$3,287,719,490
Short-Term Bond
Bank loan obligations	$—	$69,061,271	$—	$69,061,271
Corporate bonds	—	632,918,308	—	632,918,308
Government bonds	—	429,643,098	—	429,643,098
Structured assets	—	457,606,547	2,722,689	460,329,236
Short-term investments	—	74,395,812	—	74,395,812
Futures*	(283,374)	—	—	(283,374)
Total	$(283,374)	$1,663,625,036	$2,722,689	$1,666,064,351
Social Choice Bond
Bank loan obligations	$—	$11,493,168	$—	$11,493,168
Corporate bonds	—	322,293,768	—	322,293,768
Government bonds	—	449,110,277	—	449,110,277
Structured assets	—	132,668,117	—	132,668,117
Preferred stocks	275,625	—	—	275,625
Short-term investments	—	78,065,056	—	78,065,056
Total	$275,625	$993,630,386	$—	$993,906,011
*	Derivative instruments are not reflected in the Summary portfolio of investments.

68	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2016, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Bond Plus Fund
Credit Contracts	Swap premiums paid	$343,610	Swap premiums received	$3,029,894
Unrealized appreciation on swap agreements		184,948	Unrealized depreciation on swap agreements	1,727,126
Short-Term Bond Fund Fixed Income contracts			Futures*	(283,374)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and open centrally cleared swap contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended September 30, 2016, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Bond Plus Fund
Credit contracts	Swap transactions	$(985,319)	$(1,419,956)
Short-Term Bond Fund
Interest rate contracts	Futures transactions	(642,840)	80,894

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended September 30, 2016, the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 4% of net assets.

At September 30, 2016, the Short-Term Bond Fund held the following open futures contracts:

	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
US 5 Year Note (CBT)	(250)	$(30,378,906)	12/30/2016	$(151,016)
US 10 Year Note (CBT)	(115)	(15,079,375)	12/20/2016	(132,358)
Total	(365)	$(45,458,281)		$(283,374)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

The Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Semiannual Report	69

Notes to financial statements (unaudited)

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2016, Bond Plus Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 3% of net assets.

At September 30, 2016, open bilateral credit default swap contracts purchased and sold by the Bond Plus Fund were as follows:

PURCHASED

Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 9/30/2016	(1)	Notional amount	(2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond Plus	CDX-HY CDSI S26 5 Year Index	Citibank	6/20/21	3.75%		$10,000,000		$343,610	$184,948
SOLD
Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 9/30/2016	(1)	Notional amount	(2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond Plus	CDX-HY CDSI S26 5 Year Index	Citibank	6/20/21	3.75%		$15,000,000		$(603,145)	$(189,692)
Bond Plus	CDX-HY CDSI S26 5 Year Index	Citibank	6/20/21	3.75		10,000,000		(431,745)	(96,813)
Bond Plus	CDX-HY CDSI S26 5 Year Index	Barclays Bank PLC	6/20/21	3.75		20,000,000		(945,099)	(112,017)
Bond Plus	CDX-HY CDSI S26 5 Year Index	Barclays Bank PLC	6/20/21	3.75		15,000,000		(315,083)	(477,754)
Bond Plus	CDX-HY CDSI S26 5 Year Index	Wells Fargo Bank	6/20/21	3.75		30,000,000		(734,822)	(850,850)
						$90,000,000		$(3,029,894)	$(1,727,126)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2016, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

70	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Bond*	0.26%–0.30%	0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.50%	0.60%	0.70%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13	0.28	0.28	0.38	0.48
Bond Plus*	0.26–0.30	0.29	0.25	0.15	0.25	0.35	0.50	0.50	0.60	0.70
High-Yield*	0.31–0.35	0.34	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Inflation-Linked Bond*	0.21–0.25	0.24	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond*	0.21–0.25	0.25	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond Index	0.07	0.07	0.25	0.15	0.25	0.12	0.27	0.27	0.37	0.47
Social Choice Bond*	0.31–0.35	0.35	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Tax-Exempt Bond*	0.26–0.30	0.30	—	—	0.25	0.35	0.50	—	—	0.70
Money Market	0.10	0.10	0.25	0.15	0.25	0.15	0.30	0.30	0.40	0.50

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2017. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2016, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain/loss
Bond	$—	$50,383,740	$567,849
Bond Plus	—	3,143,680	40,476
High-Yield	—	4,326,553	176,553
Short-Term Bond	7,572,108	—	—

As of September 30, 2016, TIAA, an affiliate, was invested in the Short-Term Bond Index Fund. In addition, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

During the period ended September 30, 2016, TIAA received total proceeds of $13,759,198 from redemptions from the Short-Term Bond Index Fund.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2016:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Bond	78%	—%	1%	—%	1%	80%
Bond Index	—	21	—	—	1	22
Bond Plus	59	—	5	9	2	75
High-Yield	13	—	—	—	1	14
Inflation-Linked Bond	20	5	—	—	—	25
Short-Term Bond	30	—	3	—	2	35
Short-Term Bond Index	—	94	—	—	—	94
Money Market	—	—	—	—	1	1

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2016, four 529 Plans owned 16%, 15%, 6% and 6%, respectively, of the Bond Index Fund, three 529 Plans owned 12%, 11% and 6%, respectively, of the Inflation-Linked Bond Fund, three 529 Plans owned 8%, 7% and 6%, respectively, of the Short-Term Bond Fund and one 529 Plan owned 10% of the Money Market Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Semiannual Report	71

Notes to financial statements (unaudited)

issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Bond	$3,841,228,025	$82,022,077	$(14,473,557)	$67,548,520
Bond Index	6,792,633,873	256,056,039	(5,296,212)	250,759,827
Bond Plus	3,473,563,808	69,829,720	(26,419,364)	43,410,356
High-Yield	3,290,026,556	108,580,363	(110,887,429)	(2,307,066)
Inflation-Linked Bond	2,349,055,372	97,258,673	(4,257,001)	93,001,672
Short-Term Bond	1,661,227,252	9,842,302	(4,721,829)	5,120,473
Short-Term Bond Index Fund	131,670,020	388,526	(52,327)	336,199
Social Choice Bond	979,366,678	17,770,085	(3,230,752)	14,539,333
Tax-Exempt Bond	294,908,393	11,266,788	(184,142)	11,082,646

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2016 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond	$1,208,569,999	$4,886,675,470	$737,724,891	$4,668,716,849
Bond Index	412,444,584	803,316,618	138,068,607	312,642,685
Bond Plus	1,108,316,127	4,054,680,491	825,638,290	3,988,970,924
High-Yield	928,858,675	—	907,592,194	—
Inflation-Linked Bond	366,121,114	98,331,030	227,108,280	53,800,856
Short-Term Bond	459,162,879	644,324,926	376,792,357	524,220,135
Short-Term Bond Index	15,604,471	35,189,885	9,145,566	24,144,376
Social Choice Bond	380,857,438	592,180,327	183,308,822	552,776,676
Tax-Exempt Bond	110,354,883	—	135,296,929	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2016 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Bond	$104,849,094	$9,224,503	$114,073,597
Bond Index	138,891,543	7,632,537	146,524,080
Bond Plus	109,123,177	11,698,193	120,821,370
High-Yield	182,439,920	—	182,439,920
Inflation-Linked Bond	6,010,653	—	6,010,653
Short-Term Bond	23,635,377	77,907	23,713,284
Short-Term Bond Index	492,934	—	492,934
Social Choice Bond	15,773,034	129,359	15,902,393
Tax-Exempt Bond*	8,950,772	2,299,558	11,250,330
Money Market	282,838	—	282,838
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2016 of $6,158,474.

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

72	2016 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

concluded

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2016, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—subsequent event

On October 14, 2016, the money market fund was converted to a “government money market fund” and now invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. As a result, the yield on the Fund may be lower than the yield of funds that invest in longer-term or lower quality securities.

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Semiannual Report	73

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TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.3%

AUTOMOBILES & COMPONENTS - 0.0%
$442,125	i	Dealer Tire LLC	5.500%	12/22/21	$445,441
		TOTAL AUTOMOBILES & COMPONENTS			445,441

CAPITAL GOODS - 0.1%
125,000	i	Aspen Merger Sub, Inc	5.250	09/27/23	125,729
247,500	i	CHI Overhead Doors, Inc	4.500	07/31/22	247,500
297,247	i	Plaze, Inc	5.250	07/29/22	297,247
995,195	i	TransDigm, Inc	3.750	05/14/22	995,752
		TOTAL CAPITAL GOODS			1,666,228

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000	i	B/E Aerospace Inc	3.850	12/16/21	1,010,470
994,924	i	ServiceMaster Co LLC	4.250	07/01/21	1,003,629
201,987	h,i	USAGM HoldCo LLC	5.500	07/28/22	202,302
1,018,013	i	USAGM HoldCo LLC	5.500	07/28/22	1,019,601
744,384	i	XPO Logistics, Inc	4.250	10/30/21	748,263
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,984,265

CONSUMER DURABLES & APPAREL - 0.0%
496,012	i	Academy Ltd	5.000	07/01/22	484,107
628,130	i	Otter Products LLC	5.750	06/03/20	555,895
		TOTAL CONSUMER DURABLES & APPAREL			1,040,002

CONSUMER SERVICES - 0.1%
100,000	i	Boyd Gaming Corp	3.531	09/15/23	100,700
882,000	i	Jackson Hewitt Tax Service, Inc	8.000	07/30/20	855,540
274,313	i	KFC Holding Co	3.281	06/16/23	276,027
891,000	i	Knowledge Universe Education LLC	6.000	08/13/22	893,005
1,290,668	i	Pinnacle Entertainment, Inc	3.750	04/28/23	1,297,121
1,055,422	i	Spin Holdco, Inc	4.250	11/14/19	1,049,881
645,031	i	Sterling Midco Holdings, Inc	5.750	06/20/22	641,805
		TOTAL CONSUMER SERVICES			5,114,079

DIVERSIFIED FINANCIALS - 0.0%
879,706	i	TransUnion LLC	3.588	04/09/21	881,905
		TOTAL DIVERSIFIED FINANCIALS			881,905

ENERGY - 0.0%
235,000	i	California Resources Corp	11.375	12/31/21	246,604
744,231	i	Dynegy, Inc	4.000	04/23/20	746,225
		TOTAL ENERGY			992,829
1

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.0%
$1,019,188	i	Albertsons LLC	4.500%	08/22/21	$1,026,598
76,190	i	Albertsons LLC	4.750	06/22/23	76,918
		TOTAL FOOD & STAPLES RETAILING			1,103,516

FOOD, BEVERAGE & TOBACCO - 0.0%
1,000,000	i	B&G Foods, Inc	3.839	11/02/22	1,005,830
252,450	i	Hostess Brands LLC	4.500	08/03/22	254,028
		TOTAL FOOD, BEVERAGE & TOBACCO			1,259,858

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,199,704	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,205,102
433,125	i	Greatbatch Ltd	5.250	10/27/22	426,901
1,019,086	i	HCA, Inc	3.588	02/15/24	1,028,003
458,759	i	Kinetic Concepts, Inc	5.000	11/04/20	459,841
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,119,847

INSURANCE - 0.1%
1,285,329	i	Acrisure LLC	6.500	05/19/22	1,287,745
1,492,347	i	HUB International Ltd	4.000	10/02/20	1,492,347
		TOTAL INSURANCE			2,780,092

MATERIALS - 0.1%
400,000	i	American Builders & Contractors Supply Co, Inc	3.500	09/23/23	401,100
1,135,075	i	Berry Plastics Group, Inc	3.750	10/01/22	1,138,230
224,438	i	GCP Applied Technologies, Inc	4.000	02/03/22	226,682
360,000	i	Solenis International LP	7.750	07/29/22	351,000
959,687	i	Tronox Pigments BV	4.500	03/19/20	948,890
		TOTAL MATERIALS			3,065,902

MEDIA - 0.2%
891,000	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	890,626
723,975	i	Creative Artists Agency LLC	5.000	12/17/21	727,899
961,104	i	EMI Music	4.000	08/19/22	963,660
2,194,500	i	Neptune Finco Corp	5.000	10/09/22	2,196,782
250,000	i	Nexstar Broadcasting, Inc	3.000	10/31/23	251,145
504,991	i	Virgin Media Investment Holdings Ltd	3.649	06/30/23	507,001
		TOTAL MEDIA			5,537,113

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
748,125	i	NBTY, Inc	5.000	05/05/23	751,028
461,923	i	Vizient, Inc	6.250	02/13/23	466,833
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,217,861

REAL ESTATE - 0.0%
733,791	i	DTZ US Borrower LLC	4.250	11/04/21	734,018
		TOTAL REAL ESTATE			734,018

RETAILING - 0.1%
398,000	i	CNT Holdings III Corp	5.250	01/22/23	400,157
992,462	i	PetSmart, Inc	4.250	03/11/22	993,604
		TOTAL RETAILING			1,393,761
2

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.2%
$930,765	i	CSRA, Inc	3.750%	11/28/22	$936,973
1,225,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	735,000
911,307	i	IMS Health, Inc	3.500	03/17/21	913,257
724,794	i	Mitchell International, Inc	4.500	10/13/20	723,736
663,168		ProQuest LLC	5.750	10/24/21	663,168
117,254	i	SS&C Technologies Holdings Europe SARL	4.002	07/08/22	118,061
943,540	i	SS&C Technologies Holdings, Inc	4.002	07/08/22	950,032
		TOTAL SOFTWARE & SERVICES			5,040,227

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,349,438	i	Avago Technologies Cayman Finance Ltd	3.524	02/01/23	1,364,809
1,113,750	i	CommScope, Inc	3.750	12/29/22	1,123,150
300,000	i	MTS Systems Corp	5.000	07/05/23	302,064
911,470	i	Sensata Technologies BV	3.000	10/14/21	914,724
397,091	i	Zebra Technologies Corp	4.089	10/27/21	401,657
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,106,404

TELECOMMUNICATION SERVICES - 0.1%
1,492,481	i	T-Mobile USA, Inc	3.500	11/09/22	1,503,884
		TOTAL TELECOMMUNICATION SERVICES			1,503,884

		TOTAL BANK LOAN OBLIGATIONS			44,987,232
		(Cost $45,115,128)

BONDS - 96.4%

CORPORATE BONDS - 38.0%

AUTOMOBILES & COMPONENTS - 0.6%
120,000	g	Adient Global Holdings Ltd	4.875	08/15/26	120,000
480,000	g	Allison Transmission, Inc	5.000	10/01/24	490,992
4,950,000	g	BMW US Capital LLC	2.000	04/11/21	5,005,692
2,975,000	g	BMW US Capital LLC	2.800	04/11/26	3,040,810
1,125,000		Delphi Automotive plc	3.150	11/19/20	1,164,933
1,750,000		Delphi Automotive plc	4.400	10/01/46	1,783,772
314,000	g	Gates Global LLC	6.000	07/15/22	298,300
1,700,000		General Motors Co	6.600	04/01/36	2,049,049
1,200,000		General Motors Co	6.750	04/01/46	1,507,729
150,000		Goodyear Tire & Rubber Co	5.000	05/31/26	153,938
575,000	g	Hyundai Capital America	2.000	07/01/19	578,137
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,121,629
2,000,000	g	Hyundai Capital America	2.750	09/27/26	1,976,646
200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	202,000
1,750,000		Magna International, Inc	3.625	06/15/24	1,840,491
200,000		Tenneco, Inc	5.000	07/15/26	202,750
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	158,625
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	157,500
		TOTAL AUTOMOBILES & COMPONENTS			21,852,993

BANKS - 4.8%
1,800,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	1,802,495
3

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Banco de Bogota S.A.	6.250%	05/12/26	$1,056,250
1,500,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,552,500
1,900,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	1,844,805
1,000,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,042,500
700,000		Bancolombia S.A.	5.950	06/03/21	772,415
1,690,000		Bank of America Corp	5.300	03/15/17	1,719,543
1,125,000		Bank of America Corp	6.000	09/01/17	1,169,791
2,450,000		Bank of America Corp	3.875	08/01/25	2,618,901
1,750,000		Bank of America Corp	4.750	04/21/45	1,875,683
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,007,942
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,417,120
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,567,072
1,700,000		Barclays plc	3.650	03/16/25	1,677,497
1,175,000	g	BNP Paribas S.A.	4.375	05/12/26	1,214,550
650,000		Branch Banking & Trust Co	2.300	10/15/18	661,030
375,000	g,i	Caixa Economica Federal	7.250	07/23/24	355,312
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,624,585
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,097,418
2,050,000		Citigroup, Inc	1.300	11/15/16	2,050,396
2,125,000		Citigroup, Inc	3.400	05/01/26	2,196,897
7,775,000		Citigroup, Inc	4.125	07/25/28	7,936,005
750,000		Citizens Bank NA	2.550	05/13/21	763,403
600,000		Citizens Financial Group, Inc	2.375	07/28/21	602,145
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	393,139
1,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,463,192
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,435,576
3,800,000		Cooperatieve Rabobank UA	3.750	07/21/26	3,808,634
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,274,146
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,443,554
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,013,365
1,025,000		Discover Bank	3.100	06/04/20	1,054,518
1,000,000		Discover Bank	3.200	08/09/21	1,031,764
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,440,872
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,415,105
2,700,000		HSBC Holdings plc	2.950	05/25/21	2,738,707
6,450,000		HSBC Holdings plc	2.650	01/05/22	6,428,567
4,500,000		HSBC Holdings plc	3.900	05/25/26	4,676,517
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,953,274
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,569,118
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	5,391,477
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,988,781
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	753,750
2,945,000		KeyBank NA	2.500	12/15/19	3,019,859
875,000		Lloyds Banking Group plc	3.100	07/06/21	894,053
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	916,046
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,573,679
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,245,737
3,500,000		National Australia Bank Ltd	2.500	07/12/26	3,440,780
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,044,250
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,158,958
2,075,000		PNC Bank NA	2.200	01/28/19	2,108,156
2,425,000		PNC Bank NA	2.250	07/02/19	2,471,412
4,150,000		PNC Bank NA	2.600	07/21/20	4,281,559
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000		PNC Bank NA	2.700%	11/01/22	$1,778,973
3,050,000		PNC Bank NA	2.950	01/30/23	3,141,384
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,608,695
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,011,394
400,000	g	Shinhan Bank	3.875	03/24/26	423,304
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,702,560
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,039,399
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,732,329
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	971,735
3,500,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	3,457,171
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,743,146
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,090,414
3,350,000		Toronto-Dominion Bank	2.500	12/14/20	3,445,050
1,300,000	i	Toronto-Dominion Bank	3.625	09/15/31	1,304,748
1,000,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	977,307
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,018,511
1,750,000		Union Bank NA	2.125	06/16/17	1,762,471
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,644,183
4,135,000		US Bank NA	2.800	01/27/25	4,271,959
4,550,000		Westpac Banking Corp	2.000	08/19/21	4,547,579
6,050,000		Westpac Banking Corp	2.700	08/19/26	6,023,471
		TOTAL BANKS			177,750,583

CAPITAL GOODS - 1.3%
125,000	g	Cloud Crane LLC	10.125	08/01/24	129,687
675,000		Eaton Corp	4.000	11/02/32	724,299
1,050,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,055,250
6,050,000		General Dynamics Corp	2.125	08/15/26	5,956,939
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,164,145
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,988,578
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	574,233
800,000	g	LafargeHolcim Finance US LLC	3.500	09/22/26	813,568
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,142,120
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,378,581
200,000		Manitowoc Foodservice, Inc	9.500	02/15/24	228,000
2,500,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,522,212
2,100,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,144,930
631,403	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	116,809
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,265,615
6,200,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	6,153,401
6,200,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	6,127,367
3,125,000	g	Siemens Financieringsmaatschappij NV	3.300	09/15/46	3,054,131
2,000,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,005,000
2,290,000	g	Stena AB	7.000	02/01/24	1,889,250
950,000		Textron, Inc	3.875	03/01/25	1,001,193
2,775,000		Timken Co	3.875	09/01/24	2,798,071
125,000	g	TransDigm, Inc	6.375	06/15/26	129,688
1,945,000	g	TSMC Global Ltd	1.625	04/03/18	1,947,951
		TOTAL CAPITAL GOODS			47,311,018

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,686,498
110,000		21st Century Fox America, Inc	7.625	11/30/28	151,999
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$85,000		21st Century Fox America, Inc	6.550%	03/15/33	$109,070
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,789,458
225,000		AECOM	5.750	10/15/22	236,320
575,000		AECOM	5.875	10/15/24	612,375
1,425,000		Air Lease Corp	3.875	04/01/21	1,506,937
375,000		Clean Harbors, Inc	5.125	06/01/21	384,375
7,000,000	g	Daimler Finance North America LLC	2.000	07/06/21	7,012,201
2,050,000	g	Daimler Finance North America LLC	3.300	05/19/25	2,163,886
3,250,000		Equifax, Inc	3.250	06/01/26	3,350,672
300,000	g	Herc Rentals, Inc	7.500	06/01/22	310,500
500,000	g	Herc Rentals, Inc	7.750	06/01/24	513,750
2,000,000	g,i	Nakama Re Ltd	3.080	10/13/21	2,000,000
750,000		Quest Diagnostics, Inc	3.450	06/01/26	781,990
1,495,000		Republic Services, Inc	3.800	05/15/18	1,553,007
2,400,000		Republic Services, Inc	3.550	06/01/22	2,579,102
1,700,000		Republic Services, Inc	3.200	03/15/25	1,780,291
500,000		Republic Services, Inc	2.900	07/01/26	507,255
650,000		United Rentals North America, Inc	5.500	07/15/25	666,250
3,350,000		Visa, Inc	2.200	12/14/20	3,435,381
2,250,000		Visa, Inc	3.150	12/14/25	2,378,187
2,800,000		Waste Management, Inc	2.900	09/15/22	2,938,830
1,750,000		Waste Management, Inc	2.400	05/15/23	1,771,317
500,000		Waste Management, Inc	3.900	03/01/35	534,192
550,000		Waste Management, Inc	4.100	03/01/45	604,282
725,000	g	XPO Logistics, Inc	6.500	06/15/22	758,531
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			45,116,656

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,059,634
1,000,000		Lennar Corp	4.750	04/01/21	1,065,000
1,900,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,979,672
700,000		Newell Rubbermaid, Inc	3.900	11/01/25	740,218
3,100,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,378,256
200,000		PulteGroup, Inc	5.500	03/01/26	210,000
1,100,000		PVH Corp	4.500	12/15/22	1,146,750
500,000		Whirlpool Corp	3.700	03/01/23	532,886
		TOTAL CONSUMER DURABLES & APPAREL			10,112,416

CONSUMER SERVICES - 0.7%
250,000		ADT Corp	6.250	10/15/21	271,875
300,000	g	Aramark Services, Inc	4.750	06/01/26	301,500
200,000	g	Boyd Gaming Corp	6.375	04/01/26	214,500
4,000,000		George Washington University	3.545	09/15/46	3,939,204
200,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	204,000
550,000	g	International Game Technology	5.625	02/15/20	583,688
500,000	g	International Game Technology	6.500	02/15/25	538,750
1,600,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,744,000
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,921,871
3,225,000	g	SABMiller Holdings, Inc	4.950	01/15/42	3,775,820
120,000	g	Six Flags Entertainment Corp	4.875	07/31/24	121,200
600,000		Speedway Motorsports, Inc	5.125	02/01/23	613,500
6,600,000		Trustees of Dartmouth College	3.474	06/01/46	7,038,959
3,350,000		Walt Disney Co	2.300	02/12/21	3,452,507
		TOTAL CONSUMER SERVICES			24,721,374
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 3.6%
$600,000		AerCap Ireland Capital Ltd	5.000%	10/01/21	$640,500
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,564,475
2,625,000		American Honda Finance Corp	2.300	09/09/26	2,620,708
7,750,000	g,i	Armor Re Ltd	4.724	12/15/16	7,770,925
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,956,000
580,000		Bank of New York Mellon Corp	5.450	05/15/19	637,200
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,646,539
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,561,857
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,833,690
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	1,007,500
1,475,000		Credit Suisse	2.300	05/28/19	1,493,272
3,950,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,003,716
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,640,260
450,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	471,600
1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,108,759
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,615,349
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,526,403
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	834,895
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,394,337
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,209,421
3,125,000		Ford Motor Credit Co LLC	3.336	03/18/21	3,221,822
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,509,996
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,593,050
825,000		GE Capital International Funding Co	4.418	11/15/35	927,729
232,000		General Electric Capital Corp	6.875	01/10/39	349,080
1,210,000		General Motors Financial Co, Inc	3.500	07/10/19	1,246,452
750,000		General Motors Financial Co, Inc	3.200	07/13/20	768,005
5,725,000		General Motors Financial Co, Inc	4.200	03/01/21	6,025,162
4,550,000		General Motors Financial Co, Inc	3.200	07/06/21	4,606,206
360,000		General Motors Financial Co, Inc	4.375	09/25/21	384,526
1,400,000		General Motors Financial Co, Inc	3.700	05/09/23	1,424,317
2,700,000		General Motors Financial Co, Inc	5.250	03/01/26	2,956,816
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,811,574
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	676,477
1,910,000		Goldman Sachs Group, Inc	5.150	05/22/45	2,087,861
1,075,000		Goldman Sachs Group, Inc	4.750	10/21/45	1,209,459
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,125,000
2,250,000	g	ICICI Bank Ltd	4.700	02/21/18	2,326,597
2,500,000	g	ICICI Bank Ltd	4.000	03/18/26	2,586,680
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,106,625
1,500,000	g	KOC Holding AS.	5.250	03/15/23	1,534,449
350,000		Legg Mason, Inc	2.700	07/15/19	355,831
475,000		Legg Mason, Inc	3.950	07/15/24	486,198
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	269,688
2,650,000		Morgan Stanley	1.875	01/05/18	2,660,756
5,475,000		Morgan Stanley	3.700	10/23/24	5,776,125
6,075,000		Morgan Stanley	3.125	07/27/26	6,135,586
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	668,253
135,000		Navient Corp	6.625	07/26/21	136,013
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,525,305
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300%	06/02/21	$1,010,680
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,690,402
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,913,209
3,000,000		Wells Fargo & Co	2.100	07/26/21	2,989,947
		TOTAL DIVERSIFIED FINANCIALS			135,633,282

ENERGY - 2.8%
875,000		AmeriGas Partners LP	5.625	05/20/24	927,500
1,325,000		AmeriGas Partners LP	5.875	08/20/26	1,404,500
4,350,000		Anadarko Petroleum Corp	4.850	03/15/21	4,686,255
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,328,925
1,150,000		Apache Corp	3.250	04/15/22	1,180,156
600,000		Apache Corp	4.750	04/15/43	616,964
300,000		Apache Corp	4.250	01/15/44	292,140
500,000		Ashland, Inc	4.750	08/15/22	520,000
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,049,353
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,469,856
1,325,000		BP Capital Markets plc	3.119	05/04/26	1,360,897
104,000		California Resources Corp	5.000	01/15/20	62,660
264,000	g	California Resources Corp	8.000	12/15/22	175,560
58,000		California Resources Corp	6.000	11/15/24	27,695
395,000		Calumet Specialty Products Partners LP	6.500	04/15/21	322,912
1,200,000		Canadian Natural Resources Ltd	3.900	02/01/25	1,205,510
90,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	97,200
2,050,000		Cimarex Energy Co	4.375	06/01/24	2,142,162
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,933,594
1,775,000		Devon Energy Corp	4.750	05/15/42	1,658,379
800,000		Devon Energy Corp	5.000	06/15/45	780,066
500,000		Dynegy, Inc	6.750	11/01/19	512,500
575,000		Ecopetrol S.A.	5.875	09/18/23	620,310
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,145,045
120,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	110,943
1,000,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	1,012,500
480,000		Enbridge Energy Partners LP	5.200	03/15/20	514,430
850,000		Enbridge Energy Partners LP	4.375	10/15/20	896,502
1,650,000		Enbridge Energy Partners LP	5.875	10/15/25	1,897,947
1,825,000		Enterprise Products Operating LLC	2.850	04/15/21	1,879,221
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,333,038
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,617,000
1,250,000		EOG Resources, Inc	4.150	01/15/26	1,366,070
675,000		EP Energy LLC	6.375	06/15/23	401,625
1,425,000		Exterran Partners LP	6.000	10/01/22	1,321,687
3,350,000		Exxon Mobil Corp	2.222	03/01/21	3,423,362
3,500,000		Exxon Mobil Corp	3.043	03/01/26	3,664,500
1,850,000		Exxon Mobil Corp	4.114	03/01/46	2,059,387
550,000		Ferrellgas Partners LP	6.750	01/15/22	489,500
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,588,557
250,000		Husky Energy, Inc	4.000	04/15/24	261,053
775,000		Magellan Midstream Partners LP	4.250	09/15/46	770,979
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,225,234
125,000		Murphy Oil Corp	6.875	08/15/24	129,261
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,239,000
518,000		Noble Energy, Inc	5.625	05/01/21	539,648
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Noble Energy, Inc	3.900%	11/15/24	$306,133
350,000		Noble Energy, Inc	5.250	11/15/43	356,454
500,000		Noble Energy, Inc	5.050	11/15/44	494,776
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,182,170
700,000		ONE Gas, Inc	3.610	02/01/24	754,832
200,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	37,000
500,000	q	Peabody Energy Corp	6.000	11/15/18	120,000
500,000		Pemex Project Funding Master Trust	6.625	06/15/35	508,925
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,570,597
2,000,000		Petrobras Global Finance BV	4.875	03/17/20	2,020,620
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,095,700
1,000,000		Petrobras Global Finance BV	8.750	05/23/26	1,105,000
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,510,500
2,050,000	g	Petroleos Mexicanos	6.375	02/04/21	2,234,705
1,050,000		Petroleos Mexicanos	3.500	01/30/23	989,677
800,000		Petroleos Mexicanos	4.250	01/15/25	778,000
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,629,772
1,075,000		Petroleos Mexicanos	5.625	01/23/46	940,088
615,000		Pioneer Natural Resources Co	7.500	01/15/20	711,526
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,209,851
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,817,615
1,250,000		Plains All American Pipeline LP	4.650	10/15/25	1,299,458
525,000		Plains All American Pipeline LP	4.900	02/15/45	482,142
468,000		Questar Market Resources, Inc	6.875	03/01/21	489,060
1,000,000	g	Range Resources Corp	5.750	06/01/21	1,012,500
530,000		Regency Energy Partners LP	5.875	03/01/22	584,250
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	547,500
4,375,000		Shell International Finance BV	3.250	05/11/25	4,611,635
2,875,000		Shell International Finance BV	4.000	05/10/46	2,949,043
675,000		Statoil ASA	1.200	01/17/18	674,107
1,700,000		Statoil ASA	2.450	01/17/23	1,733,791
1,325,000		Statoil ASA	4.250	11/23/41	1,416,249
450,000		Targa Resources Partners LP	5.000	01/15/18	465,750
125,000	g,h	Targa Resources Partners LP	5.125	02/01/25	125,156
90,000		Tesoro Logistics LP	6.125	10/15/21	94,050
90,000		Tesoro Logistics LP	6.375	05/01/24	96,525
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,063,360
1,375,000	g	Ultrapar International S.A.	5.250	10/06/26	1,371,838
500,000		Vale Overseas Ltd	4.375	01/11/22	494,375
500,000		Vale Overseas Ltd	6.250	08/10/26	522,350
480,000		Vale Overseas Ltd	6.875	11/21/36	468,000
500,000		WPX Energy, Inc	6.000	01/15/22	493,750
550,000	g	YPF S.A.	8.500	03/23/21	613,800
		TOTAL ENERGY			104,244,213

FOOD & STAPLES RETAILING - 1.1%
255,000	g	Albertsons Cos LLC	6.625	06/15/24	265,200
1,500,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,486,783
3,000,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	2,956,074
4,825,000		CVS Health Corp	2.800	07/20/20	5,002,560
4,100,000		CVS Health Corp	2.125	06/01/21	4,141,910
4,484,000		CVS Health Corp	3.875	07/20/25	4,884,139
4,100,000		CVS Health Corp	2.875	06/01/26	4,163,402

9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$790,000	g	Fresh Market, Inc	9.750%	05/01/23	$705,075
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,660,000
1,125,000		SYSCO Corp	2.500	07/15/21	1,149,193
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,306,565
1,725,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,765,436
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	6,074,134
1,350,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,402,333
400,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	436,912
		TOTAL FOOD & STAPLES RETAILING			41,399,716

FOOD, BEVERAGE & TOBACCO - 1.1%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,375,828
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,457,079
7,950,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	8,513,520
2,525,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,028,354
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,478,769
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,845,000
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,108,949
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	937,421
6,770,000		Mondelez International, Inc	4.000	02/01/24	7,411,363
78,000		PepsiCo, Inc	7.900	11/01/18	88,467
975,000		PepsiCo, Inc	2.750	04/30/25	1,014,144
1,450,000		PepsiCo, Inc	2.850	02/24/26	1,520,482
4,485,000		PepsiCo, Inc	4.450	04/14/46	5,306,244
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	539,118
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,613,461
1,200,000	g	Pernod-Ricard S.A.	3.250	06/08/26	1,219,704
200,000		Philip Morris International, Inc	6.375	05/16/38	279,531
100,000	g	TreeHouse Foods, Inc	6.000	02/15/24	107,625
		TOTAL FOOD, BEVERAGE & TOBACCO			40,845,059

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
600,000		Becton Dickinson & Co	1.750	11/08/16	600,400
750,000		Covidien International Finance S.A.	3.200	06/15/22	796,420
3,225,000		Express Scripts Holding Co	3.900	02/15/22	3,480,059
9,150,000		Express Scripts Holding Co	3.400	03/01/27	9,208,066
185,000	g	Greatbatch Ltd	9.125	11/01/23	181,300
2,200,000		HCA, Inc	6.500	02/15/20	2,436,500
500,000		HCA, Inc	4.500	02/15/27	501,875
195,000	g	LifePoint Health, Inc	5.375	05/01/24	195,000
2,075,000		McKesson Corp	4.883	03/15/44	2,445,246
4,150,000		Medtronic, Inc	3.500	03/15/25	4,471,542
4,725,000		Medtronic, Inc	4.625	03/15/45	5,564,859
925,000		St. Jude Medical, Inc	3.875	09/15/25	986,449
3,275,000		Stryker Corp	2.625	03/15/21	3,376,116
1,275,000		Stryker Corp	3.375	11/01/25	1,340,039
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	533,718
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,545,826
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	851,333
2,225,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,217,700
2,600,000		Zimmer Holdings, Inc	2.700	04/01/20	2,656,222
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			43,388,670
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
$800,000		Ecolab, Inc	1.450%	12/08/17	$801,922
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			801,922

INSURANCE - 1.8%
750,000		Aetna, Inc	1.500	11/15/17	750,060
285,000		Aetna, Inc	6.625	06/15/36	386,344
2,300,000		Aetna, Inc	4.375	06/15/46	2,414,650
1,225,000		Allstate Corp	3.150	06/15/23	1,298,936
1,225,000		Allstate Corp	4.500	06/15/43	1,442,294
3,925,000		American Financial Group, Inc	3.500	08/15/26	3,929,263
1,675,000		American International Group, Inc	2.300	07/16/19	1,705,644
5,800,000		American International Group, Inc	3.300	03/01/21	6,086,079
2,912,000		American International Group, Inc	3.900	04/01/26	3,082,594
3,415,000		Aon plc	3.500	06/14/24	3,559,714
1,525,000		Aon plc	3.875	12/15/25	1,629,331
1,800,000		Children’s Hospital Medic	4.268	05/15/44	2,039,533
500,000		Chubb Corp	6.000	05/11/37	680,742
235,000		Cigna Corp	5.125	06/15/20	260,833
2,000,000		Cigna Corp	4.500	03/15/21	2,193,780
1,275,000		Cigna Corp	3.250	04/15/25	1,315,324
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,726,104
1,325,000		MetLife, Inc	4.050	03/01/45	1,317,690
5,200,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	5,199,230
450,000		Principal Financial Group, Inc	1.850	11/15/17	452,485
1,500,000		Progressive Corp	3.750	08/23/21	1,632,470
630,000		Prudential Financial, Inc	7.375	06/15/19	725,056
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,237,770
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,484,076
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,555,508
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,413,391
615,000		Travelers Cos, Inc	5.800	05/15/18	658,897
350,000		Travelers Cos, Inc	3.750	05/15/46	370,851
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,785,555
1,500,000		UnitedHealth Group, Inc	3.100	03/15/26	1,568,148
3,325,000		UnitedHealth Group, Inc	4.750	07/15/45	3,997,648
3,000,000		WellPoint, Inc	3.125	05/15/22	3,118,893
1,500,000		WellPoint, Inc	4.625	05/15/42	1,621,605
410,000		WR Berkley Corp	5.375	09/15/20	452,472
		TOTAL INSURANCE			67,092,970

MATERIALS - 1.6%
6,375,000	g	Air Liquide Finance S.A.	1.750	09/27/21	6,351,451
2,800,000	g	Air Liquide Finance S.A.	2.500	09/27/26	2,815,044
725,000	g	Air Liquide Finance S.A.	3.500	09/27/46	733,585
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	103,875
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	103,375
100,000		Alcoa, Inc	5.400	04/15/21	107,000
125,000		Alcoa, Inc	5.125	10/01/24	132,969
646,000		Barrick Gold Corp	4.100	05/01/23	698,815
250,000		Berry Plastics Corp	6.000	10/15/22	263,750
1,775,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	2,103,423
450,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	528,750

11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$235,000	g	Blue Cube Spinco, Inc	10.000%	10/15/25	$277,300
1,000,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,109,500
800,000		Corning, Inc	1.450	11/15/17	799,575
2,250,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,241,101
975,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,026,041
1,815,000		Crown Americas LLC	4.500	01/15/23	1,889,869
335,000		Eastman Chemical Co	5.500	11/15/19	370,678
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,588,677
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	369,688
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,189,638
4,000,000	g	Glencore Funding LLC	2.500	01/15/19	3,990,400
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,320,704
450,000		Hexion US Finance Corp	8.875	02/01/18	429,750
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,272,375
7,237,000		International Paper Co	4.750	02/15/22	8,061,084
1,175,000	g	Klabin Finance S.A.	5.250	07/16/24	1,172,063
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,073,220
500,000		Newmont Mining Corp	4.875	03/15/42	528,036
1,350,000		Nucor Corp	4.000	08/01/23	1,455,312
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	773,100
3,950,000		Packaging Corp of America	3.650	09/15/24	4,113,637
3,045,000		Rock Tenn Co	3.500	03/01/20	3,179,799
845,000	g	Sealed Air Corp	5.250	04/01/23	899,925
1,125,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	1,109,250
300,000		Steel Dynamics, Inc	5.125	10/01/21	311,625
1,025,000		Teck Resources Ltd	3.750	02/01/23	939,156
1,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,049,900
335,000	g	Univar, Inc	6.750	07/15/23	345,050
		TOTAL MATERIALS			59,828,490

MEDIA - 1.7%
1,400,000		AMC Entertainment, Inc	5.875	02/15/22	1,449,000
1,700,000		CBS Corp	2.300	08/15/19	1,723,154
1,100,000		CBS Corp	2.900	01/15/27	1,073,222
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,066,900
2,750,000	g	CCO Safari II LLC	3.579	07/23/20	2,874,459
5,180,000	g	CCO Safari II LLC	4.464	07/23/22	5,593,587
8,425,000	g	Charter Communications Operating LLC	4.908	07/23/25	9,301,040
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,180,875
4,775,000		Comcast Corp	4.250	01/15/33	5,313,271
285,000	g	CSC Holdings LLC	5.500	04/15/27	291,412
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	621,719
90,000	g	Gannett Co, Inc	4.875	09/15/21	93,600
150,000	g	Gannett Co, Inc	5.500	09/15/24	154,875
550,000	g	Gray Television, Inc	5.875	07/15/26	554,125
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,068,651
875,000		Grupo Televisa SAB	5.000	05/13/45	836,447
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,383,101
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,496,188
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,224,044
125,000	g	Nielsen Finance LLC	5.000	04/15/22	129,063
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,300,000
1,700,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,741,543
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g	Sirius XM Radio, Inc	5.375%	07/15/26	$513,750
250,000		Time Warner Cable, Inc	5.875	11/15/40	278,190
4,350,000		Time Warner, Inc	2.100	06/01/19	4,414,954
5,000,000		Time Warner, Inc	3.600	07/15/25	5,321,565
565,000		Time Warner, Inc	6.500	11/15/36	731,640
1,500,000		Time Warner, Inc	4.650	06/01/44	1,628,217
475,000	g	Time, Inc	5.750	04/15/22	466,688
1,800,000	g	Univision Communications, Inc	5.125	05/15/23	1,822,500
1,585,000		Viacom, Inc	2.500	12/15/16	1,588,858
2,900,000		Viacom, Inc	2.250	02/04/22	2,886,080
2,950,000		Viacom, Inc	3.450	10/04/26	2,948,260
1,150,000		Viacom, Inc	5.850	09/01/43	1,299,974
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	127,813
		TOTAL MEDIA			64,498,765

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
1,200,000		Abbott Laboratories	5.300	05/27/40	1,455,346
4,325,000		AbbVie, Inc	2.500	05/14/20	4,415,068
5,475,000		AbbVie, Inc	3.200	05/14/26	5,546,109
1,725,000		Actavis Funding SCS	3.000	03/12/20	1,778,301
7,375,000		Actavis Funding SCS	3.800	03/15/25	7,809,638
3,000,000		Actavis Funding SCS	4.550	03/15/35	3,192,684
2,750,000		Amgen, Inc	1.850	08/19/21	2,733,984
4,550,000		Amgen, Inc	2.600	08/19/26	4,480,262
1,650,000		Biogen, Inc	2.900	09/15/20	1,713,718
1,850,000		Celgene Corp	2.875	08/15/20	1,913,908
2,850,000		Celgene Corp	3.875	08/15/25	3,051,968
2,275,000		Gilead Sciences, Inc	3.650	03/01/26	2,450,123
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,879,064
3,250,000		Johnson & Johnson	2.450	03/01/26	3,342,134
1,000,000	g	Mylan NV	3.750	12/15/20	1,044,440
1,725,000	g	Mylan NV	3.150	06/15/21	1,757,509
3,925,000	g	Mylan NV	3.950	06/15/26	3,956,777
725,000		Mylan, Inc	2.550	03/28/19	734,155
3,350,000		Novartis Capital Corp	4.000	11/20/45	3,708,246
3,000,000		Perrigo Finance plc	3.900	12/15/24	3,045,675
650,000		Perrigo Finance plc	4.900	12/15/44	652,856
2,225,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	2,221,046
1,425,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,432,541
775,000		Zoetis, Inc	3.450	11/13/20	810,173
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			68,125,725

REAL ESTATE - 1.3%
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	471,112
2,000,000	h	AvalonBay Communities, Inc	2.900	10/15/26	1,991,848
1,025,000	h	AvalonBay Communities, Inc	3.900	10/15/46	1,013,373
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,155,143
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,153,168
1,550,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,554,373
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,263,784
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	725,896
630,000		Camden Property Trust	4.625	06/15/21	690,858
1,650,000		Camden Property Trust	2.950	12/15/22	1,664,848
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		DCT Industrial Operating Partnership LP	4.500%	10/15/23	$1,059,956
750,000		DDR Corp	3.625	02/01/25	758,691
975,000		DDR Corp	4.250	02/01/26	1,030,702
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,076,298
425,000		Duke Realty LP	3.250	06/30/26	434,733
600,000		Equity One, Inc	3.750	11/15/22	622,606
850,000		Essex Portfolio LP	3.375	01/15/23	879,362
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	568,017
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	333,441
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,731,143
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	854,988
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	698,657
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,644,180
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,290,435
450,000		Host Hotels & Resorts LP	4.500	02/01/26	474,007
675,000		Kimco Realty Corp	3.400	11/01/22	711,162
1,400,000		Liberty Property LP	3.250	10/01/26	1,411,613
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,296,659
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,252,373
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,116,107
575,000		National Retail Properties, Inc	3.800	10/15/22	611,342
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,100,987
625,000		National Retail Properties, Inc	4.000	11/15/25	666,838
1,100,000		Regency Centers LP	3.900	11/01/25	1,172,808
470,000		Simon Property Group LP	10.350	04/01/19	561,045
1,700,000	g	Trust F/1401	5.250	12/15/24	1,763,750
400,000		Weingarten Realty Investors	3.375	10/15/22	411,664
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,928,357
475,000		Weingarten Realty Investors	4.450	01/15/24	514,615
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,072,284
700,000		Weingarten Realty Investors	3.250	08/15/26	701,193
3,350,000		Welltower, Inc	4.000	06/01/25	3,554,229
		TOTAL REAL ESTATE			47,988,645

RETAILING - 1.2%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	210,000
175,000		Asbury Automotive Group, Inc	6.000	12/15/24	180,250
1,667,000		AutoNation, Inc	5.500	02/01/20	1,836,049
1,025,000		AutoNation, Inc	3.350	01/15/21	1,055,626
3,200,000		AutoZone, Inc	2.500	04/15/21	3,259,302
1,100,000		AutoZone, Inc	3.250	04/15/25	1,139,908
145,000		Dollar Tree, Inc	5.750	03/01/23	156,056
1,200,000	g	El Puerto de Liverpool SAB de C.V.	3.875	10/06/26	1,184,400
2,175,000		Home Depot, Inc	2.000	04/01/21	2,213,974
2,175,000		Home Depot, Inc	3.350	09/15/25	2,358,733
1,275,000		Home Depot, Inc	3.000	04/01/26	1,349,698
4,550,000		Home Depot, Inc	2.125	09/15/26	4,475,626
1,625,000		Home Depot, Inc	3.500	09/15/56	1,581,076
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	416,000
800,000		JD.com, Inc	3.125	04/29/21	800,427
625,000		L Brands, Inc	6.875	11/01/35	681,250
625,000		L Brands, Inc	6.750	07/01/36	672,263
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	579,700
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,660,000		O’Reilly Automotive, Inc	4.625%	09/15/21	$1,828,150
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,966,804
650,000		O’Reilly Automotive, Inc	3.550	03/15/26	689,482
715,000		Penske Automotive Group, Inc	5.500	05/15/26	713,213
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,275,066
450,000	g	Rolls-Royce plc	3.625	10/14/25	475,832
5,950,000		Target Corp	2.500	04/15/26	6,075,628
2,900,000		Target Corp	3.625	04/15/46	3,001,657
		TOTAL RETAILING			44,176,170

SOFTWARE & SERVICES - 1.3%
2,325,000	g	Activision Blizzard, Inc	2.300	09/15/21	2,330,917
2,425,000	g	Activision Blizzard, Inc	3.400	09/15/26	2,436,943
2,500,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,651,837
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	9,943,219
500,000	g	First Data Corp	7.000	12/01/23	528,750
400,000	g	IMS Health, Inc	5.000	10/15/26	416,000
8,325,000		Microsoft Corp	1.550	08/08/21	8,289,377
11,625,000		Microsoft Corp	2.400	08/08/26	11,632,475
325,000		NCR Corp	5.875	12/15/21	342,062
300,000	g	Open Text Corp	5.625	01/15/23	306,000
575,000	g	Open Text Corp	5.875	06/01/26	601,594
3,500,000		Oracle Corp	1.900	09/15/21	3,509,145
3,500,000		Oracle Corp	2.650	07/15/26	3,496,997
275,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	289,438
		TOTAL SOFTWARE & SERVICES			46,774,754

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
7,425,000		Alphabet, Inc	1.998	08/15/26	7,336,256
2,275,000		Amphenol Corp	3.125	09/15/21	2,361,762
2,775,000		Apple, Inc	3.250	02/23/26	2,951,385
1,100,000		Apple, Inc	4.650	02/23/46	1,272,603
10,000,000		Cisco Systems, Inc	1.850	09/20/21	10,065,430
725,000	g	CommScope, Inc	5.000	06/15/21	750,375
725,000	g	CommScope, Inc	5.500	06/15/24	764,875
1,575,000	g	Diamond Finance Corp	3.480	06/01/19	1,619,620
3,375,000	g	Diamond Finance Corp	4.420	06/15/21	3,527,520
225,000	g	Diamond Finance Corp	5.875	06/15/21	239,062
225,000	g	Diamond Finance Corp	7.125	06/15/24	247,457
415,000		General Electric Co	5.250	12/06/17	434,850
725,000	g	NXP BV	4.625	06/01/23	792,969
175,000	g	Sensata Technologies BV	5.625	11/01/24	184,844
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,842,201
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,191,994
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	561,536
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			39,144,739

TELECOMMUNICATION SERVICES - 2.0%
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,018,730
2,525,000		American Tower Corp	3.300	02/15/21	2,639,766
975,000		American Tower Corp	3.500	01/31/23	1,017,299
600,000		American Tower Corp	4.400	02/15/26	657,553
1,000,000		American Tower Corp	3.375	10/15/26	1,014,217
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,450,000		AT&T, Inc	2.450%	06/30/20	$2,497,121
2,950,000		AT&T, Inc	2.625	12/01/22	2,973,653
3,050,000		AT&T, Inc	4.450	04/01/24	3,354,036
10,750,000		AT&T, Inc	3.400	05/15/25	11,050,860
3,275,000		AT&T, Inc	4.500	05/15/35	3,447,629
1,175,000		AT&T, Inc	4.750	05/15/46	1,236,035
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,626,483
2,600,000		Crown Castle International Corp	2.250	09/01/21	2,598,089
980,000		Crown Castle International Corp	4.875	04/15/22	1,093,190
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	250,944
15,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	14,988,570
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	979,971
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,030,026
750,000	g,q	Oi S.A.	5.750	02/10/22	185,625
500,000		Orange S.A.	5.500	02/06/44	624,984
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,995,000
425,000		T-Mobile USA, Inc	6.375	03/01/25	462,187
1,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	993,762
925,000		Verizon Communications, Inc	3.450	03/15/21	985,644
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,269,997
11,097,000		Verizon Communications, Inc	4.272	01/15/36	11,585,568
875,000		Verizon Communications, Inc	4.125	08/15/46	877,530
		TOTAL TELECOMMUNICATION SERVICES			72,454,469

TRANSPORTATION - 1.1%
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,691,095
900,000	g	Bombardier, Inc	5.500	09/15/18	913,500
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,406,348
775,000		Canadian Pacific Railway Co	4.800	08/01/45	907,855
2,660,000		CSX Corp	3.350	11/01/25	2,854,185
1,750,000	g	ERAC USA Finance LLC	2.600	12/01/21	1,783,863
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	733,365
1,000,000	g	ERAC USA Finance LLC	3.300	12/01/26	1,029,431
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	909,381
1,400,000		FedEx Corp	3.250	04/01/26	1,477,406
1,262,000		GATX Corp	1.250	03/04/17	1,261,137
4,240,000		GATX Corp	2.500	03/15/19	4,289,099
1,450,000		GATX Corp	2.500	07/30/19	1,468,602
1,175,000		GATX Corp	5.200	03/15/44	1,269,320
1,700,000		GATX Corp	4.500	03/30/45	1,632,328
6,000,000		Kansas City Southern	2.350	05/15/20	6,047,718
2,225,000		Kansas City Southern	4.950	08/15/45	2,532,074
575,000	g	Latam Airlines Group S.A.	7.250	06/09/20	589,375
1,000,000	g	Mexico City Airport Trust	4.250	10/31/26	1,002,500
2,500,000		Norfolk Southern Corp	4.450	06/15/45	2,801,218
375,000		Northrop Grumman Corp	1.750	06/01/18	377,985
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,916,753
1,750,000	g	TTX Co	3.600	01/15/25	1,825,212
		TOTAL TRANSPORTATION			41,719,750

UTILITIES - 4.5%
73,000	i	AES Corp	3.842	06/01/19	73,182
485,000		AES Corp	7.375	07/01/21	555,325
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		AES Corp	4.875%	05/15/23	$1,021,250
2,075,000		AGL Capital Corp	3.875	11/15/25	2,231,281
1,250,000		AGL Capital Corp	4.400	06/01/43	1,349,479
1,000,000		Alabama Power Co	3.550	12/01/23	1,091,942
725,000		Alabama Power Co	4.150	08/15/44	795,058
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,089,418
775,000		Atmos Energy Corp	8.500	03/15/19	901,874
1,075,000		Black Hills Corp	4.250	11/30/23	1,172,545
850,000		Black Hills Corp	3.150	01/15/27	858,637
550,000	g	BRF GmbH	4.350	09/29/26	538,450
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,653,686
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	171,711
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	782,311
1,125,000		CMS Energy Corp	3.600	11/15/25	1,204,401
2,250,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,368,125
395,000		Commonwealth Edison Co	5.900	03/15/36	519,715
415,000		Connecticut Light & Power Co	5.500	02/01/19	453,144
1,850,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	2,141,652
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,837,579
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,211,872
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	3,049,828
1,950,000		Dominion Resources, Inc	2.000	08/15/21	1,945,495
2,650,000		Dominion Resources, Inc	2.850	08/15/26	2,635,796
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	285,904
3,050,000		Duke Energy Corp	1.800	09/01/21	3,033,933
4,575,000		Duke Energy Corp	2.650	09/01/26	4,494,068
3,125,000		Duke Energy Corp	3.750	09/01/46	3,038,819
10,500,000		Duke Energy Florida Project Finance LLC	1.196	03/01/20	10,477,498
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	5,019,940
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	714,512
3,400,000	g	Electricite de France S.A.	2.350	10/13/20	3,467,510
3,400,000	g	Electricite de France S.A.	3.625	10/13/25	3,577,167
1,500,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,472,250
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,936,104
625,000		EnLink Midstream Partners LP	4.850	07/15/26	629,292
4,994,000		Entergy Corp	4.000	07/15/22	5,417,816
3,075,000		Entergy Corp	2.950	09/01/26	3,076,295
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,341,124
4,650,000	g	Fortis, Inc	3.055	10/04/26	4,636,427
630,000		Indiana Michigan Power Co	7.000	03/15/19	706,236
900,000		Indiana Michigan Power Co	4.550	03/15/46	1,015,572
555,000		Integrys Energy Group, Inc	4.170	11/01/20	600,755
1,350,000		Interstate Power & Light Co	3.700	09/15/46	1,375,277
195,000	g	Kansas Gas & Electric	6.700	06/15/19	220,461
775,000		Kinder Morgan, Inc	9.000	02/01/19	888,189
535,000		Kinder Morgan, Inc	5.300	12/01/34	534,333
1,331,000		Kinder Morgan, Inc	5.000	03/01/43	1,254,674
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,255,886
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	764,680
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,299,297
1,000,000	g	Listrindo Capital BV	4.950	09/14/26	1,003,448
945,000		MPLX LP	4.000	02/15/25	931,805
630,000		Nevada Power Co	6.500	08/01/18	687,894
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		NiSource Finance Corp	4.800%	02/15/44	$792,349
1,025,000		Northeast Utilities	1.450	05/01/18	1,026,923
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,511,481
900,000		NRG Energy, Inc	6.250	05/01/24	913,500
1,000,000		NTPC Ltd	5.625	07/14/21	1,130,113
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,467,309
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	216,960
925,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	968,951
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,333,886
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	3,099,176
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,942,272
1,375,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,530,705
135,000		Potomac Electric Power Co	7.900	12/15/38	214,750
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,246,694
1,225,000		PPL Capital Funding, Inc	3.100	05/15/26	1,245,996
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,058,864
565,000		Progress Energy, Inc	7.050	03/15/19	637,607
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,952,939
440,000		Public Service Electric & Gas Co	5.300	05/01/18	468,279
700,000		Public Service Electric & Gas Co	3.800	03/01/46	763,049
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,488,750
1,150,000		Sempra Energy	2.875	10/01/22	1,188,961
6,375,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	6,392,691
2,125,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	2,130,861
1,750,000		Southern Co	4.400	07/01/46	1,893,168
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,190,884
1,925,000		Southern Power Co	4.150	12/01/25	2,074,166
1,000,000	g	SP PowerAssets Ltd	3.250	11/24/25	1,073,720
1,700,000		Spectra Energy Partners LP	4.500	03/15/45	1,707,602
1,350,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,336,500
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	571,505
950,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	1,018,828
845,000		Virginia Electric & Power Co	2.950	01/15/22	885,866
2,300,000		Virginia Electric & Power Co	3.150	01/15/26	2,433,140
425,000		Western Gas Partners LP	4.000	07/01/22	434,598
1,434,000		Western Gas Partners LP	3.950	06/01/25	1,415,398
3,550,000		Western Gas Partners LP	4.650	07/01/26	3,676,071
850,000		Williams Partners LP	3.600	03/15/22	864,833
825,000		Williams Partners LP	4.500	11/15/23	855,428
625,000		Williams Partners LP	4.900	01/15/45	595,518
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,101,681
470,000		Xcel Energy, Inc	4.800	09/15/41	549,258
		TOTAL UTILITIES			165,212,152

		TOTAL CORPORATE BONDS			1,410,194,531
		(Cost $1,363,969,413)

GOVERNMENT BONDS - 37.0%

AGENCY SECURITIES - 0.7%
3,166,422		AMAL Ltd	3.465	08/21/21	3,306,742
4,500,000		Amber Circle Funding Ltd	3.250	12/04/22	4,725,711
10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,650,754
18

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$234,063		Totem Ocean Trailer Express, Inc	4.514%	12/18/19	$244,603
	1,750,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,843,310
	3,500,000		Tunisia Government AID Bonds	1.416	08/05/21	3,514,875
			TOTAL AGENCY SECURITIES			24,285,995

FOREIGN GOVERNMENT BONDS - 4.2%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,081,838
	750,000	g	Argentine Republic Government International Bond	7.625	04/22/46	846,000
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,036,762
	1,500,000	g	Bermuda Government International Bond	4.854	02/06/24	1,657,500
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,043,875
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,363,164
	$1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,949,725
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,522,156
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,538,950
	1,000,000		Colombia Government International Bond	4.500	01/28/26	1,102,500
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,693,750
	2,900,000	g	Croatia Government International Bond	6.375	03/24/21	3,259,498
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,376,341
	$480,000	g	Dominican Republic International Bond	7.450	04/30/44	570,000
	3,200,000	g	Ecuador Government International Bond	10.750	03/28/22	3,264,000
	395,000		European Investment Bank	4.875	02/15/36	547,496
	4,500,000	g	Export-Import Bank of China	2.500	07/31/19	4,597,101
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,538,406
	8,500,000		Export-Import Bank of Korea	2.250	01/21/20	8,635,107
	2,375,000		Export-Import Bank of Korea	2.625	05/26/26	2,439,671
	475,000	g	Ghana Government International Bond	9.250	09/15/22	486,699
	2,575,000	g	Guatemala Government International Bond	4.500	05/03/26	2,690,875
	2,730,000		Hungary Government International Bond	5.750	11/22/23	3,211,479
	1,500,000	g	Indonesia Government International Bond	4.125	01/15/25	1,595,361
	900,000	g	Indonesia Government International Bond	5.125	01/15/45	1,014,628
	1,205,000		Italy Government International Bond	6.875	09/27/23	1,506,262
	1,039,500	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,022,265
	1,525,000		Jamaica Government International Bond	8.000	03/15/39	1,822,375
	4,000,000		Japan Bank for International Cooperation	2.375	04/20/26	4,149,260
	1,500,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	1,517,938
	1,280,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	1,292,705
	2,650,000	g	Kazakhstan Government International Bond	6.500	07/21/45	3,295,087
	3,000,000	g,i	Kommunalbanken AS.	0.991	02/20/18	3,004,590
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,021,155
	750,000		Korea Development Bank	2.500	03/11/20	771,155
	2,250,000		Korea Development Bank	3.000	01/13/26	2,388,866
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,748,528
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,234,813
MYR	6,000,000		Malaysia Government International Bond	4.254	05/31/35	1,474,980
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,117,281
	39,000,000		Mexican Bonos	10.000	11/20/36	2,803,549
	$1,800,000		Mexico Government International Bond	4.000	10/02/23	1,925,100
	1,450,000		Mexico Government International Bond	4.750	03/08/44	1,508,000
	1,950,000		Mexico Government International Bond	4.350	01/15/47	1,920,750
	1,400,000	g	Morocco Government International Bond	5.500	12/11/42	1,600,677
	700,000	g	Municipality Finance plc	1.125	09/16/19	697,759
	3,050,000	g	Nacional Financiera SNC	3.375	11/05/20	3,164,985
19

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$2,825,000	g	Namibia Government International Bonds	5.250%	10/29/25	$2,980,624
	1,343,000	g	Nigeria Government International Bond	6.375	07/12/23	1,320,836
	1,000,000	g	Pakistan Government International Bond	8.250	09/30/25	1,101,186
	1,125,000		Panama Government International Bond	3.875	03/17/28	1,217,813
	1,950,000		Panama Government International Bond	6.700	01/26/36	2,661,750
	1,000,000	g	Paraguay Government International Bond	5.000	04/15/26	1,082,500
PEN	2,768,000	g	Peruvian Government International Bond	8.200	08/12/26	971,452
	$1,800,000		Peruvian Government International Bond	4.125	08/25/27	2,056,500
	5,784,000	g,h	Peruvian Government International Bond	6.350	08/12/28	1,707,178
PEN	1,300,000		Peruvian Government International Bond	8.750	11/21/33	2,109,250
	$620,000		Province of Quebec Canada	7.500	09/15/29	933,739
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,601,250
	900,000	g	Republic of Angola	9.500	11/12/25	892,940
	500,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	517,640
	425,000	g	Republic of Ghana	7.875	08/07/23	396,171
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,395,034
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,592,500
	1,600,000	g	Republic of Serbia	4.875	02/25/20	1,671,227
RUB	65,000,000		Russian Federal Bond - OFZ	6.200	01/31/18	1,005,100
	38,000,000		Russian Federal Bond - OFZ	7.000	08/16/23	569,440
	$1,900,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	2,086,857
	2,000,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	2,160,000
	400,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	461,418
ZAR	29,500,000		South Africa Government International Bond	8.250	09/15/17	2,165,654
	$2,000,000		South Africa Government International Bond	5.875	09/16/25	2,259,778
	3,125,000	h	South Africa Government International Bond	5.000	10/12/46	3,144,531
	1,650,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,848,000
	1,500,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,530,738
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,656,301
	2,800,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	2,884,000
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,351,773
	275,000		Turkey Government International Bond	5.750	03/22/24	296,485
	1,675,000		Turkey Government International Bond	4.875	10/09/26	1,706,406
	250,000		Turkey Government International Bond	6.875	03/17/36	290,293
	1,500,000		Turkey Government International Bond	6.625	02/17/45	1,754,663
	1,500,000	g	Ukraine Government International Bond	7.750	09/01/19	1,480,875
	1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,103,156
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	2,075,000
	400,000	g	Zambia Government International Bond	8.970	07/30/27	393,000
			TOTAL FOREIGN GOVERNMENT BONDS			155,484,020

MORTGAGE BACKED - 18.1%
	5,957,697		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	6,176,651
	6,832,559		FHLMC	3.500	09/15/41	7,085,350
	2,858,811		FHLMC	3.000	12/15/41	2,974,706
	10,757,454		FHLMC	3.000	09/15/42	11,114,416
	2,357,070	i	FHLMC	0.874	07/15/45	2,350,815
	6,724,888		FHLMC	3.500	07/15/46	996,837
	4,341		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	4,570
	4,820,738		FGLMC	3.500	03/01/27	5,095,872
	205		FGLMC	6.500	10/01/28	235
	5,649		FGLMC	6.500	01/01/29	6,473
	1,820		FGLMC	6.500	03/01/29	2,137
20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$27,016		FGLMC	6.500%	07/01/29	$30,954
1,245		FGLMC	8.000	01/01/31	1,440
9,579		FGLMC	6.500	09/01/31	11,184
29,080		FGLMC	8.000	09/01/31	33,875
122,371		FGLMC	7.000	12/01/31	141,386
142,358		FGLMC	4.500	07/01/33	156,395
457,431		FGLMC	5.000	09/01/33	517,107
181,394		FGLMC	5.500	09/01/33	207,094
195,547		FGLMC	5.500	09/01/33	224,178
294,645		FGLMC	5.500	10/01/33	338,190
393,511		FGLMC	5.500	12/01/33	448,225
939,646		FGLMC	7.000	12/01/33	1,135,233
217,767		FGLMC	5.000	01/01/34	244,691
326,769		FGLMC	4.500	04/01/35	358,907
332,802		FGLMC	7.000	05/01/35	402,082
56,115		FGLMC	5.000	02/01/36	62,743
1,334		FGLMC	6.500	05/01/36	1,529
264,038		FGLMC	5.000	04/01/38	296,909
237,580		FGLMC	5.000	07/01/39	263,133
2,556,190	w	FGLMC	4.500	11/01/40	2,870,279
2,803,601	w	FGLMC	4.500	12/01/40	3,149,049
309,500		FGLMC	4.500	11/01/44	345,174
260,576		FGLMC	4.500	11/01/44	290,668
201,396		FGLMC	4.500	12/01/44	224,644
111,263		FGLMC	4.500	12/01/44	122,756
1,817,664		FGLMC	3.500	04/01/45	1,947,062
13,465,800		FGLMC	3.500	10/01/45	14,378,887
11,969,631		FGLMC	4.000	12/01/45	13,042,964
1,933,098		FGLMC	4.000	05/01/46	2,111,800
4,892,359		FGLMC	3.500	06/01/46	5,225,358
568		Federal National Mortgage Association (FNMA)	8.000	07/01/24	663
420		FNMA	7.500	01/01/29	480
1,187		FNMA	6.500	04/01/29	1,367
10,300		FNMA	7.500	07/01/29	10,621
524		FNMA	7.500	02/01/31	545
2,289		FNMA	7.500	03/01/31	2,843
722		FNMA	7.500	05/01/31	730
728		FNMA	6.500	09/01/31	839
5,000,000	h	FNMA	2.500	10/25/31	5,179,101
6,000,000	h	FNMA	3.000	10/25/31	6,299,297
10,146		FNMA	6.500	11/01/31	12,147
16,000,000	h	FNMA	2.500	11/25/31	16,543,125
9,000,000	h	FNMA	3.000	11/25/31	9,436,113
10,000,000	h	FNMA	2.500	12/25/31	10,319,531
8,000,000	h	FNMA	3.000	12/25/31	8,374,737
162,536		FNMA	6.500	07/01/32	191,086
10,569		FNMA	4.500	03/25/33	10,590
2,177,597		FNMA	5.000	06/01/33	2,422,917
3,907,421		FNMA	5.000	10/01/33	4,358,826
1,698,806		FNMA	5.500	03/01/34	1,931,651
20,607		FNMA	6.000	11/01/34	23,602
2,315,633		FNMA	5.000	05/01/35	2,584,577
1,716,628		FNMA	5.000	10/01/35	1,910,448
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,876		FNMA	5.000%	11/01/35	$7,070
918,846		FNMA	5.000	02/01/36	1,022,528
663,144		FNMA	5.500	08/01/37	754,039
197,284		FNMA	6.000	09/01/37	232,010
1,653,852		FNMA	5.500	04/01/38	1,862,645
839,568		FNMA	5.500	11/01/38	986,138
45,713		FNMA	4.500	04/01/39	51,303
918,343		FNMA	4.500	05/01/39	1,017,369
118,828		FNMA	4.000	07/01/39	128,976
707,571		FNMA	5.500	08/01/39	808,487
331,130		FNMA	4.500	10/01/39	362,773
68,327		FNMA	4.500	02/01/40	76,740
2,112,096		FNMA	4.500	03/01/40	2,338,673
368,626		FNMA	4.500	06/01/40	405,013
543,400		FNMA	5.000	08/01/40	603,991
1,167,929		FNMA	5.000	09/01/40	1,298,492
22,749		FNMA	6.000	10/01/40	26,113
194,433		FNMA	4.500	11/01/40	217,354
5,355,980		FNMA	4.500	01/01/41	5,973,685
318,993		FNMA	4.500	01/01/41	358,591
274,231		FNMA	4.500	02/01/41	308,275
1,434,035		FNMA	5.000	05/01/41	1,592,764
343,123		FNMA	4.500	06/01/41	383,535
315,175		FNMA	4.500	06/01/41	354,304
1,605,505		FNMA	5.000	07/01/41	1,790,062
912,113		FNMA	4.500	09/01/41	1,011,017
817,675		FNMA	4.500	11/01/41	897,990
317,986		FNMA	4.500	12/01/41	355,561
8,333,818		FNMA	5.500	12/01/41	9,682,088
810,262		FNMA	4.500	01/01/42	903,522
347,492		FNMA	4.500	01/01/42	388,507
1,381,265		FNMA	3.500	02/01/42	1,475,613
2,368,800		FNMA	4.500	02/01/42	2,604,439
296,691		FNMA	4.500	03/01/42	333,451
6,444,885		FNMA	3.000	03/25/42	6,680,998
355,870		FNMA	4.500	04/01/42	397,787
1,310,010		FNMA	4.500	04/01/42	1,438,647
393,826		FNMA	4.500	06/01/42	440,436
3,380,952		FNMA	4.500	06/01/42	3,719,273
5,465,335		FNMA	3.000	06/25/42	5,672,108
12,911,885		FNMA	3.500	07/01/42	13,795,657
320,360		FNMA	4.500	07/01/42	360,050
1,774,038	i	FNMA	1.025	08/25/42	1,777,054
37,166		FNMA	3.000	10/01/42	38,736
325,962		FNMA	3.000	10/01/42	339,778
1,654,022	i	FNMA	0.925	11/25/42	1,649,896
6,164,476		FNMA	3.500	11/25/42	995,637
4,318,856	w	FNMA	3.000	01/01/43	4,501,174
5,459,175	w	FNMA	3.000	02/01/43	5,689,578
3,781,282		FNMA	3.000	02/25/43	3,938,439
2,336		FNMA	3.000	04/01/43	2,435
3,745,106		FNMA	3.000	08/25/43	3,910,036
2,469,348		FNMA	4.000	04/01/44	2,690,731
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,014,460		FNMA	4.000%	06/01/44	$1,105,422
814,115		FNMA	4.000	06/01/44	886,724
1,986,745		FNMA	4.500	06/01/44	2,223,778
6,942,251		FNMA	4.500	06/01/44	7,775,646
935,674		FNMA	4.000	07/01/44	1,019,220
271,723		FNMA	4.000	07/01/44	295,821
391,938		FNMA	4.000	08/01/44	426,954
1,721,522		FNMA	4.000	08/01/44	1,875,207
1,337,258		FNMA	4.000	08/01/44	1,455,664
2,896,630		FNMA	4.000	08/01/44	3,155,291
4,266,253		FNMA	4.500	08/01/44	4,779,181
231,080		FNMA	4.000	09/01/44	251,740
268,823		FNMA	4.000	09/01/44	292,831
1,038,704		FNMA	4.000	10/01/44	1,131,453
5,582,609		FNMA	4.500	10/01/44	6,254,320
4,236,842		FNMA	4.500	11/01/44	4,746,728
1,829,027		FNMA	4.000	12/01/44	1,978,562
2,653,596		FNMA	4.000	12/01/44	2,890,588
941,382		FNMA	4.500	12/01/44	1,054,682
2,034,417		FNMA	4.000	01/01/45	2,226,317
343,663		FNMA	3.500	03/01/45	367,541
547,276		FNMA	3.500	03/01/45	585,382
4,099,845		FNMA	3.500	05/01/45	4,404,640
584,047		FNMA	4.000	05/01/45	639,187
1,291,687		FNMA	4.000	06/01/45	1,413,692
6,378,873		FNMA	4.000	07/01/45	6,975,444
2,736,592		FNMA	4.000	08/01/45	2,941,297
859,709		FNMA	4.000	08/01/45	940,934
3,879,389		FNMA	3.500	09/01/45	4,148,961
1,892,757		FNMA	4.000	11/01/45	2,090,068
2,939,877		FNMA	4.000	12/01/45	3,203,180
970,375		FNMA	4.000	12/01/45	1,071,499
479,827		FNMA	3.500	01/01/46	513,205
8,595,824		FNMA	4.000	01/01/46	9,368,504
4,006,164		FNMA	3.500	02/01/46	4,280,168
1,967,447		FNMA	4.000	02/01/46	2,145,368
510,907		FNMA	3.500	03/01/46	546,447
1,089,078		FNMA	3.500	04/01/46	1,164,836
31,996,630		FNMA	3.500	06/01/46	33,773,207
11,819,475		FNMA	3.500	07/01/46	12,504,867
9,152,437	h	FNMA	3.500	08/01/46	9,660,614
1,790,316		FNMA	3.500	10/01/46	1,915,859
2,805,472		FNMA	3.500	10/01/46	2,997,174
3,000,000	h	FNMA	3.000	10/25/46	3,119,062
29,000,000	h	FNMA	3.500	10/25/46	30,604,063
1,957,590		FNMA	3.500	10/25/46	367,660
10,000,000	h	FNMA	4.000	10/25/46	10,740,234
930,984		FNMA	3.500	11/01/46	987,098
25,000,000	h	FNMA	3.000	11/25/46	25,932,124
43,000,000	h	FNMA	4.000	11/25/46	46,129,256
3,000,000	h	FNMA	4.500	11/25/46	3,281,925
28,000,000	h	FNMA	3.000	12/25/46	28,985,257
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,893,678		FNMA	3.500%	07/01/55	$10,443,027
81		Government National Mortgage Association (GNMA)	7.000	01/15/28	91
1,577		GNMA	7.000	02/15/28	1,618
771		GNMA	7.000	06/15/28	850
555		GNMA	7.000	06/15/28	571
2,654		GNMA	6.500	09/15/28	3,061
1,578		GNMA	6.500	09/15/28	1,820
5,592		GNMA	6.500	11/15/28	6,449
2,883		GNMA	7.500	11/15/28	3,263
541		GNMA	8.500	07/15/30	544
16,372		GNMA	8.500	10/15/30	17,409
8,291		GNMA	8.500	10/20/30	10,039
959		GNMA	8.500	12/15/30	1,227
1,682		GNMA	7.000	06/20/31	2,082
3,739		GNMA	7.000	07/15/31	4,191
3,643		GNMA	7.000	07/15/31	3,840
461		GNMA	6.500	03/15/33	532
90,668		GNMA	5.500	07/15/33	103,784
338,055		GNMA	5.500	09/15/33	387,329
96,498		GNMA	5.500	02/20/35	109,600
556,825		GNMA	5.500	05/20/35	628,670
172,121		GNMA	5.500	02/20/36	194,006
27,329		GNMA	6.000	10/20/36	31,764
29,968		GNMA	6.000	01/20/37	35,175
103,211		GNMA	6.000	02/20/37	119,826
28,826		GNMA	5.500	07/15/38	32,636
182,443		GNMA	5.500	07/20/38	201,958
71,416		GNMA	6.000	08/20/38	81,833
92,606		GNMA	6.500	11/20/38	108,690
13,816		GNMA	4.500	02/20/39	15,233
712,537		GNMA	5.000	06/15/39	811,383
1,481,877		GNMA	4.500	09/20/39	1,641,675
24,413		GNMA	4.500	08/20/41	26,917
72,470		GNMA	4.500	09/20/41	79,973
8,311,581		GNMA	3.500	10/20/42	1,436,994
16,427		GNMA	4.500	01/20/44	18,110
17,780		GNMA	4.500	02/20/44	19,601
231,103		GNMA	4.500	05/20/44	254,957
29,379		GNMA	4.500	05/20/44	32,397
230,774		GNMA	4.500	08/20/44	254,402
239,390		GNMA	4.500	09/20/44	263,779
77,538		GNMA	4.500	10/20/44	85,432
79,066		GNMA	4.500	11/20/44	87,261
146,357		GNMA	4.500	12/20/44	161,435
216,918		GNMA	4.500	02/20/45	238,824
288,696		GNMA	4.500	08/20/45	318,549
238,017		GNMA	4.500	08/20/45	262,640
239,426		GNMA	4.500	12/20/45	264,210
27,164,482		GNMA	3.500	05/20/46	28,891,846
11,660,827		GNMA	4.000	08/20/46	12,537,465
9,000,000	h	GNMA	3.500	10/20/46	9,559,687
29,000,000	h	GNMA	3.000	11/20/46	30,322,559
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$17,000,000	h	GNMA	3.000%	12/20/46	$17,740,762
		TOTAL MORTGAGE BACKED			674,146,220

MUNICIPAL BONDS - 5.2%
2,500,000		Commonwealth of Massachusetts	3.277	06/01/46	2,614,975
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,864,594
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,519,560
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,506,105
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,525,165
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,510,395
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,505,950
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,701,139
15,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	15,280,950
8,840,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	9,572,924
980,000		Imperial Irrigation District Electric System Revenue	0.945	11/01/16	979,774
1,870,000		Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,866,634
1,890,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,885,105
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,211,876
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,309,368
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	999,170
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,750,896
6,000,000		New York State Dormitory Authority	3.879	07/01/46	6,127,500
10,000,000		Ohio State University	3.798	12/01/46	10,864,800
7,500,000		Port of Morrow OR	1.582	09/01/20	7,526,100
5,000,000		Port of Morrow OR	1.782	09/01/21	5,049,850
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	989,750
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	999,330
1,250,000		Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,241,275
1,785,000		Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,767,882
1,600,000		Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,593,856
700,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	689,647
905,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	898,502
4,500,000		South Carolina Public Service Authority	2.388	12/01/23	4,558,545
3,460,000		State of Georgia	1.910	02/01/23	3,464,083
3,000,000		State of Illinois	4.833	02/01/17	3,027,450
8,800,000		State of Illinois	4.350	06/01/18	8,995,008
1,845,000		State of Illinois	4.700	01/01/21	1,962,637
13,000,000		State of Michigan	1.779	11/01/21	13,021,320
7,000,000		State of Michigan	1.966	11/01/22	7,027,440
1,763,000		State Public School Building Authority	5.000	09/15/27	1,924,702
7,500,000		Texas A&M University	3.993	05/15/37	8,015,625
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$640,000		Texas Public Finance Authority	5.250%	07/01/17	$642,330
2,500,000		University of California	0.993	05/15/18	2,495,375
1,185,000		University of California	1.228	05/15/19	1,181,315
1,920,000		University of California	1.534	05/15/20	1,915,642
1,000,000		University of California	1.784	05/15/21	1,000,770
15,000,000		University of California	1.910	05/15/21	15,234,750
3,000,000		University of California	2.020	05/15/22	2,997,840
3,000,000		University of California	2.220	05/15/23	2,979,060
2,000,000		University of California	2.439	05/15/24	2,011,140
2,000,000		University of California	2.589	05/15/25	2,023,120
6,635,000		University of California	3.552	05/15/39	6,808,505
		TOTAL MUNICIPAL BONDS			193,639,729

U.S. TREASURY SECURITIES - 8.8%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,547,899
5,000,000		United States Treasury Bond	4.500	02/15/36	7,048,635
2,250,000		United States Treasury Bond	4.750	02/15/37	3,271,201
37,050,000		United States Treasury Bond	3.500	02/15/39	45,986,867
16,015,000		United States Treasury Bond	3.875	08/15/40	20,942,111
61,790,000		United States Treasury Bond	2.500	05/15/46	64,160,203
44,900,000		United States Treasury Bond	2.250	08/15/46	44,228,251
27,000,000		United States Treasury Note	0.875	05/31/18	27,054,837
4,000,000		United States Treasury Note	0.750	08/31/18	3,999,064
1,810,000		United States Treasury Note	0.875	09/15/19	1,809,788
310,000		United States Treasury Note	2.125	01/31/21	323,066
18,000,000		United States Treasury Note	1.375	05/31/21	18,196,884
2,415,000		United States Treasury Note	2.000	05/31/21	2,506,978
790,000		United States Treasury Note	1.125	08/31/21	789,259
280,000		United States Treasury Note	2.000	08/31/21	290,850
1,000,000		United States Treasury Note	1.125	09/30/21	998,672
400,000		United States Treasury Note	1.750	02/28/22	410,469
885,000		United States Treasury Note	1.750	03/31/22	907,955
1,900,000		United States Treasury Note	1.750	04/30/22	1,948,614
1,930,000		United States Treasury Note	2.125	06/30/22	2,018,886
1,077,000		United States Treasury Note	1.875	08/31/22	1,111,455
3,525,000		United States Treasury Note	1.625	05/31/23	3,576,775
510,000		United States Treasury Note	1.375	06/30/23	509,223
33,890,000		United States Treasury Note	1.250	07/31/23	33,543,170
14,200,000		United States Treasury Note	1.375	08/31/23	14,160,623
25,100,000		United States Treasury Note	1.500	08/15/26	24,873,523
		TOTAL U.S. TREASURY SECURITIES			328,215,258

		TOTAL GOVERNMENT BONDS			1,375,771,222
		(Cost $1,349,540,673)

STRUCTURED ASSETS - 21.4%

ASSET BACKED - 6.4%
230,752	i	ACE Securities Corp Home Equity Loan Trust	1.260	08/25/35	228,657
		Series - 2005 HE5 (Class M2)
2,125,000		Ally Auto Receivables Trust	1.720	04/15/21	2,146,734
		Series - 2016 3 (Class A4)
7,707,338		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	7,719,140
		Series - 2013 1 (Class C)
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,207,000		AmeriCredit Automobile Receivables Trust	3.000%	07/08/19	$8,329,014
		Series - 2013 3 (Class D)
1,500,000		AmeriCredit Automobile Receivables Trust	1.460	05/08/21	1,501,814
		Series - 2016 3 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,898,523
		Series - 2015 3 (Class D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
291,612	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	291,662
		Series - 2005 HE7 (Class M2)
3,100,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	3,107,329
		Series - 2011 3A (Class B)
833,333	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	837,810
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,852,434
		Series - 2012 3A (Class B)
5,000,000		Cabela’s Credit Card Master Note Trust	1.780	06/15/22	5,010,605
		Series - 2016 1 (Class A1)
5,000,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	5,013,882
		Series - 2015 4 (Class A2)
1,000,000		Capital Auto Receivables Asset Trust	1.460	06/22/20	999,706
		Series - 2016 2 (Class A3)
2,750,000		Capital Auto Receivables Asset Trust	1.540	08/20/20	2,751,199
		Series - 2016 3 (Class A3)
1,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	1,498,682
		Series - 2016 2 (Class A4)
2,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	2,255,311
		Series - 2016 3 (Class A4)
11,232,562	g	Capital Automotive REIT	4.700	07/15/42	11,449,358
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	6,004,376
		Series - 2014 1A (Class A)
1,500,000		Carmax Auto Owner Trust	1.390	05/17/21	1,504,076
		Series - 2016 3 (Class A3)
1,500,000		Carmax Auto Owner Trust	1.600	01/18/22	1,507,724
		Series - 2016 3 (Class A4)
13,756,360	g,i	CBRE Realty Finance	0.957	04/07/52	4,972,331
		Series - 2007 1A (Class A2)
1,592,043	i,m	CCR, Inc	0.963	07/10/17	1,582,958
		Series - 2010 CX (Class C)
166,624	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	166,151
		Series - 2002 1 (Class AF6)
2,250,000		CNH Equipment Trust	1.630	08/15/21	2,266,960
		Series - 2016 B (Class A3)
3,500,000		CNH Equipment Trust	1.440	12/15/21	3,502,757
		Series - 2016 C (Class A3)
10,638,000	g	DB Master Finance LLC	3.262	02/20/45	10,693,318
		Series - 2015 1A (Class A2I)
6,410,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	7,283,905
		Series - 2011 LC1A (Class C)
12,612,065	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	12,969,970
		Series - 2012 1A (Class A2)
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,977,500	g	Domino’s Pizza Master Issuer LLC	3.484%	10/25/45	$3,005,414
		Series - 2015 1A (Class A2I)
893,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	910,043
		Series - 2015 1A (Class A2II)
6,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	6,649,852
		Series - 2016 1 (Class A)
7,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	7,564,366
		Series - 2016 2 (Class A)
2,000,000		Ford Credit Floorplan Master Owner Trust	1.550	07/15/21	1,998,434
		Series - 2016 3 (Class A1)
2,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	2,050,252
		Series - 2015 5 (Class A)
5,500,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	5,528,496
		Series - 2016 2 (Class A3)
3,500,000		GM Financial Automobile Leasing Trust	1.610	12/20/19	3,517,515
		Series - 2016 3 (Class A3)
1,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	1,505,024
		Series - 2016 1 (Class A1)
3,831,688		GS Mortgage Securities Trust	1.478	05/10/49	3,825,660
		Series - 2016 GS2 (Class A1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,011,330
		Series - 2011 1A (Class B2)
4,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,484,878
		Series - 2013 1A (Class A2)
2,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	2,627,077
		Series - 2016 3A (Class A)
3,000,000		John Deere Owner Trust	1.250	06/15/20	3,004,596
		Series - 2016 B (Class A3)
680,615	i	Lehman XS Trust	0.775	02/25/36	648,009
		Series - 2006 1 (Class 1A1)
1,844,493	i	Lehman XS Trust	6.500	06/25/46	1,470,405
		Series - 2006 13 (Class 2A1)
3,000,000	g,h,i	Navistar Financial Dealer Note Master Owner Trust II	2.146	09/27/21	3,000,000
		Series - 2016 1 (Class A)
5,000,000		Nissan Auto Lease Trust	1.490	03/15/19	5,010,376
		Series - 2016 A (Class A3)
864,333	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	867,811
		Series - 2016 1A (Class A)
740,850	g	Orange Lake Timeshare Trust	3.030	07/09/29	742,893
		Series - 2014 AA (Class B)
27,351	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.470	09/25/34	27,379
		Series - 2004 WHQ1 (Class M1)
518,000	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.305	01/25/36	515,675
		Series - 2005 WCH1 (Class M2)
19,502	i	Residential Asset Securities Corp	6.489	10/25/30	19,877
		Series - 2001 KS2 (Class AI6)
185,000	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	193,445
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.274	05/05/17	3,024,000
		Series - 2013 144A (Class )
508,680		Santander Drive Auto Receivables Trust	1.590	10/15/18	508,928
		Series - 2014 1 (Class B)
28

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Santander Drive Auto Receivables Trust	2.270%	01/15/19	$1,007,616
		Series - 2013 2013-1 (Class D)
2,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	2,490,212
		Series - 2016 2 (Class A3)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	804,039
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	811,501
		Series - 2015 5 (Class C)
10,538	i	Securitized Asset Backed Receivables LLC	0.825	10/25/35	10,532
		Series - 2006 OP1 (Class A2C)
490,249	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	492,256
		Series - 2012 2A (Class B)
3,132,403	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	3,119,435
		Series - 2013 1A (Class A)
758,371	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	756,475
		Series - 2013 1A (Class B)
6,278,582	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	6,328,062
		Series - 2015 1A (Class B)
2,709,754	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	2,709,939
		Series - 2016 2A (Class A)
4,500,000	g	SoFi Professional Loan Program LLC	1.530	04/25/33	4,499,769
		Series - 2016 D (Class A2A)
2,570,300	g	SolarCity LMC	4.800	11/20/38	2,499,818
		Series - 2013 1 (Class A)
2,117,124	g	SolarCity LMC	4.020	07/20/44	1,992,892
		Series - 2014 2 (Class A)
5,773,091	g	SpringCastle America Funding LLC	2.700	05/25/23	5,791,718
		Series - 2014 AA (Class A)
4,250,000	g,h	SpringCastle America Funding LLC	3.050	04/25/29	4,281,875
		Series - 2016 AA (Class A)
482,507	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.745	10/25/36	480,780
		Series - 2006 GEL4 (Class A2)
2,500,000		Synchrony Credit Card Master Note Trust	2.210	05/15/24	2,549,350
		Series - 2016 2 (Class A)
3,000,000	g	Taco Bell Funding LLC	3.832	05/25/46	3,042,132
		Series - 2016 1A (Class A2I)
1,500,000	g	Verizon Owner Trust	1.420	01/20/21	1,503,393
		Series - 2016 1A (Class A)
5,800,000	g,i	Vitality Re IV Ltd	3.024	01/09/17	5,798,260
		Series - 2013 IV B (Class )
113,075	g,i	Wachovia Loan Trust	0.885	05/25/35	110,970
		Series - 2005 SD1 (Class A)
5,445,000	g	Wendys Funding LLC	3.371	06/15/45	5,469,034
		Series - 2015 1A (Class A2I)
1,000,000		World Financial Network Credit Card Master Trust	2.030	04/15/25	1,006,787
		Series - 2016 A (Class A)
		TOTAL ASSET BACKED			239,614,968

OTHER MORTGAGE BACKED - 15.0%
2,360,084	g	7 WTC Depositor LLC Trust	4.082	03/13/31	2,382,203
		Series - 2012 7WTC (Class A)
2,000,000	g,i	ACRE Commercial Mortgage Trust	3.030	08/15/31	1,986,678
		Series - 2014 FL2 (Class C)
29

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,763,249	i	American Home Mortgage Investment Trust	2.592%	10/25/34	$1,716,874
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	998,651
		Series - 2006 2 (Class B)
791,000	i	Banc of America Commercial Mortgage Trust	5.854	05/10/45	785,062
		Series - 2006 2 (Class C)
11,122,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	11,140,699
		Series - 2006 6 (Class B)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	497,402
		Series - 2007 1 (Class AM)
10,126,703		Banc of America Commercial Mortgage Trust	1.559	06/15/49	10,166,909
		Series - 2016 UB10 (Class A1)
6,250,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	5,624,447
		Series - 2007 4 (Class E)
1,750,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,638,389
		Series - 2007 4 (Class D)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.474	02/11/41	912,434
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.884	11/11/41	1,037,960
		Series - 2004 PWR6 (Class G)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.759	02/13/42	1,186,884
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.087	09/11/42	9,930,871
		Series - 2007 T28 (Class AJ)
700,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387	02/13/46	708,439
		Series - 2004 T16 (Class G)
6,113,538	i	CAS	2.525	10/25/28	6,199,228
		Series - 2016 C03 (Class 1M1)
1,677,423	i	CHL Mortgage Pass-Through Trust	2.852	02/20/35	1,678,030
		Series - 2004 HYB9 (Class 1A1)
81,821	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	82,094
		Series - 2007 C6 (Class ASB)
5,250,592	g,i	Citigroup Mortgage Loan Trust	0.704	05/25/37	5,063,748
		Series - 2015 8 (Class 1A1)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	12,812,831
		Series - 2007 C3 (Class AJ)
32,439,400	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	33,125,993
		Series - 2007 C3 (Class AM)
2,095,000		COMM Mortgage Trust	3.040	02/10/48	2,197,306
		Series - 2015 LC19 (Class ASB)
3,365,000	i	COMM Mortgage Trust	6.007	12/10/49	3,370,917
		Series - 2007 C9 (Class C)
8,028,000	g,i	COMM Mortgage Trust	6.007	12/10/49	7,554,618
		Series - 2007 C9 (Class G)
200,263	i	Commercial Mortgage Trust	5.238	04/10/37	200,120
		Series - 2005 GG5 (Class AJ)
23,805,000	i	Commercial Mortgage Trust	5.867	12/10/49	24,569,952
		Series - 2007 GG11 (Class AM)
11,822,224	i	Connecticut Avenue Securities	2.675	09/25/28	11,990,823
		Series - 2016 C02 (Class 1M1)
17,802,445	i	Connecticut Avenue Securities	1.875	01/25/29	17,876,550
		Series - 2016 C05 (Class 2M1)
30

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,850,329	i	Connecticut Avenue Securities	1.975%	01/25/29	$15,946,706
		Series - 2016 C04 (Class 1M1)
668,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	668,648
		Series - 2006 K1A (Class H)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	5,019,414
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,026,212
		Series - 2007 C4 (Class AJ)
5,250,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	5,393,400
		Series - 2007 C4 (Class A1AM)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,500,340
		Series - 2006 C5 (Class AM)
820,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	821,927
		Series - 2009 RR1 (Class A3C)
730,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	737,997
		Series - 2007 C2 (Class AM)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	5,008,734
		Series - 2007 C2 (Class AJ)
29,963		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	29,947
		Series - 2005 C3 (Class AJ)
150,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	146,856
		Series - 2005 C5 (Class F)
85,560,235	i	CSAIL Commercial Mortgage Trust	1.025	08/15/48	4,429,513
		Series - 2015 C3 (Class XA)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,484,876
		Series - 2007 C1 (Class AM)
7,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	7,453,118
		Series - 2014 GRCE (Class A)
3,500,000	g,i	Hudson Yards Mortgage Trust	3.075	08/10/38	3,434,960
		Series - 2016 10HY (Class C)
5,000,000	g,i	Hudson Yards Mortgage Trust	3.075	08/10/38	5,032,504
		Series - 2016 10HY (Class B)
352,774	i	Impac CMB Trust	1.185	03/25/35	324,393
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	764,206
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	7,483,903
		Series - 2011 C3 (Class D)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,091,039
		Series - 2007 LD12 (Class AM)
1,300,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,298,438
		Series - 2006 C4 (Class B)
1,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	998,682
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,983,788
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	7,330,783
		Series - 2007 C1 (Class D)
1,995,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	2,063,435
		Series - 2007 C6 (Class AM)
3,853,416	g,i	LVII Resecuritization Trust	3.324	07/25/47	3,896,767
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	597,337
		Series - 0 C1 (Class AJA)
31

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,500,000	g,i	ML-CFC Commercial Mortgage Trust	0.708%	08/12/48	$4,408,356
		Series - 2007 5 (Class AMFL)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	7,948,005
		Series - 2007 6 (Class AM)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	147,016
		Series - 2015 C20 (Class ASB)
1,358,941	g,i	Morgan Stanley Capital I Trust	6.252	08/12/41	1,356,625
		Series - 2006 T23 (Class B)
4,425,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	4,413,046
		Series - 2006 HQ10 (Class AJ)
367,908	i	Morgan Stanley Capital I Trust	5.793	07/12/44	367,686
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,819,347
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,200,416
		Series - 2006 HQ9 (Class C)
9,033,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	8,977,012
		Series - 2007 HQ12 (Class C)
9,350,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	8,458,622
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,085,848
		Series - 2007 IQ15 (Class AM)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	13,316,826
		Series - 2016 UB11 (Class ASB)
4,907,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	4,452,623
		Series - 2007 IQ16 (Class AJ)
3,000,000	g,i	Morgan Stanley Capital I Trust	5.325	10/12/52	2,993,052
		Series - 2006 T21 (Class B)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	09/25/24	2,448,654
		Series - 2014 HQ2 (Class M2)
991,399	i	Structured Agency Credit Risk Debt Note (STACR)	2.925	01/25/25	1,000,082
		Series - 2015 DN1 (Class M2)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	03/25/25	9,119,151
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.325	03/25/25	1,850,416
		Series - 2015 HQ1 (Class M3)
1,304,617	i	Structured Agency Credit Risk Debt Note (STACR)	1.625	05/25/25	1,307,541
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.475	05/25/25	3,558,427
		Series - 2015 HQ2 (Class M2)
2,358,814	i	Structured Agency Credit Risk Debt Note (STACR)	1.975	07/25/28	2,370,988
		Series - 2016 DNA1 (Class M1)
16,286,618	i	Structured Agency Credit Risk Debt Note (STACR)	1.775	10/25/28	16,329,317
		Series - 2016 DNA2 (Class M1)
14,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	10/25/28	14,990,109
		Series - 2016 DNA2 (Class M2)
23,732,756	i	Structured Agency Credit Risk Debt Note (STACR)	1.625	12/25/28	23,769,841
		Series - 2016 DNA3 (Class M1)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.324	03/25/29	9,067,500
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.824	03/25/29	2,751,595
		Series - 2016 DNA4 (Class M2)
32

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.730%	12/15/43	$5,667,551
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	22,433,814
		Series - 2007 C30 (Class AM)
1,757,718	i	Wachovia Bank Commercial Mortgage Trust	5.784	01/15/45	1,708,195
		Series - 2006 C23 (Class F)
12,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	12,034,838
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,649,400
		Series - 2006 C27 (Class B)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	237,650
		Series - 2007 C34 (Class AM)
3,195,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	1,879,834
		Series - 2007 C34 (Class F)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.139	05/15/46	23,803,476
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	1,970,178
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,667,448
		Series - 2007 C34 (Class C)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,562,073
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.839	04/15/47	1,656,467
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	22,360,503
		Series - 2007 C32 (Class AMFX)
1,335,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	267,000
		Series - 2007 C32 (Class J)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	22,939,676
		Series - 2007 C32 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,976,637
		Series - 2007 C32 (Class B)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,582,099
		Series - 2007 C33 (Class AM)
2,000,000	h	Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	2,055,515
		Series - 2016 NXS6 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	2,114,581
		Series - 2016 C33 (Class ASB)
		TOTAL OTHER MORTGAGE BACKED			559,479,070

		TOTAL STRUCTURED ASSETS			799,094,038
		(Cost $800,747,537)

		TOTAL BONDS			3,585,059,791
		(Cost $3,514,257,623)

SHORT-TERM INVESTMENTS - 7.5%

TREASURY DEBT - 7.5%
50,000,000		United States Treasury Bill	0.323	10/06/16	49,999,550
25,475,000		United States Treasury Bill	0.220	10/27/16	25,471,688
16,000,000		United States Treasury Bill	0.245	11/03/16	15,997,232
36,800,000		United States Treasury Bill	0.394	12/29/16	36,775,013
33

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$50,000,000	United States Treasury Bill	0.282%	02/02/17	$49,944,650
25,000,000	United States Treasury Bill	0.305	02/09/17	24,969,350
49,400,000	United States Treasury Bill	0.353	03/02/17	49,325,060
26,300,000	United States Treasury Bill	0.392	03/23/17	26,246,979
	TOTAL TREASURY DEBT			278,729,522

	TOTAL SHORT-TERM INVESTMENTS			278,729,522
	(Cost $278,730,302)

	TOTAL INVESTMENTS - 105.2%			3,908,776,545
	(Cost $3,838,103,053)
	OTHER ASSETS & LIABILITIES, NET - (5.2)%			(192,295,154)
	NET ASSETS - 100.0%			$3,716,481,391

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
RUB	Russian Ruble
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $652,855,027 or 17.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
34

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.3%

CORPORATE BONDS - 26.6%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$54,173
200,000	BorgWarner, Inc	3.375	03/15/25	204,696
200,000	BorgWarner, Inc	4.375	03/15/45	210,738
100,000	Delphi Automotive plc	3.150	11/19/20	103,550
250,000	Delphi Automotive plc	4.250	01/15/26	272,504
100,000	Delphi Automotive plc	4.400	10/01/46	101,930
100,000	Delphi Corp	4.150	03/15/24	107,399
500,000	Ford Motor Co	7.450	07/16/31	661,850
1,050,000	Ford Motor Co	4.750	01/15/43	1,094,535
500,000	General Motors Co	6.600	04/01/36	602,661
1,250,000	General Motors Co	6.250	10/02/43	1,474,151
350,000	General Motors Co	6.750	04/01/46	439,754
175,000	Harley-Davidson, Inc	3.500	07/28/25	185,194
200,000	Harley-Davidson, Inc	4.625	07/28/45	218,582
300,000	Honeywell International, Inc	5.300	03/01/18	317,524
400,000	Honeywell International, Inc	5.000	02/15/19	435,187
500,000	Honeywell International, Inc	3.350	12/01/23	539,272
282,000	Honeywell International, Inc	5.700	03/15/37	376,603
150,000	Johnson Controls, Inc	2.600	12/01/16	150,376
300,000	Johnson Controls, Inc	1.400	11/02/17	300,432
160,000	Johnson Controls, Inc	4.250	03/01/21	171,992
300,000	Johnson Controls, Inc	3.625	07/02/24	320,907
270,000	Johnson Controls, Inc	6.000	01/15/36	328,912
325,000	Johnson Controls, Inc	4.625	07/02/44	361,390
100,000	Johnson Controls, Inc	4.950	07/02/64	104,790
300,000	Magna International, Inc	3.625	06/15/24	315,513
100,000	Magna International, Inc	4.150	10/01/25	109,678
	TOTAL AUTOMOBILES & COMPONENTS			9,564,293

BANKS - 4.0%
200,000	Associated Banc-Corp	2.750	11/15/19	203,918
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	251,717
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	751,546
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	500,423
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	303,025
400,000	Australia & New Zealand Banking Group Ltd	1.600	07/15/19	399,557
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	310,659
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	762,385
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	219,702
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	361,184
200,000	Bancolombia S.A.	5.950	06/03/21	220,690
590,000	Bank of America Corp	5.750	12/01/17	618,154
35

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,900,000	Bank of America Corp	2.000%	01/11/18	$2,913,276
500,000	Bank of America Corp	1.950	05/12/18	502,754
2,525,000	Bank of America Corp	2.600	01/15/19	2,576,131
750,000	Bank of America Corp	2.650	04/01/19	766,048
1,000,000	Bank of America Corp	2.625	10/19/20	1,020,556
2,300,000	Bank of America Corp	5.875	01/05/21	2,637,934
1,750,000	Bank of America Corp	2.625	04/19/21	1,777,968
2,225,000	Bank of America Corp	3.300	01/11/23	2,306,773
2,000,000	Bank of America Corp	4.125	01/22/24	2,170,060
750,000	Bank of America Corp	4.000	04/01/24	808,617
1,475,000	Bank of America Corp	4.200	08/26/24	1,559,725
750,000	Bank of America Corp	4.000	01/22/25	777,715
550,000	Bank of America Corp	3.950	04/21/25	569,681
2,000,000	Bank of America Corp	3.875	08/01/25	2,137,878
750,000	Bank of America Corp	4.450	03/03/26	805,388
1,000,000	Bank of America Corp	3.500	04/19/26	1,039,877
400,000	Bank of America Corp	4.250	10/22/26	423,302
1,500,000	Bank of America Corp	5.000	01/21/44	1,770,184
500,000	Bank of America Corp	4.875	04/01/44	580,894
500,000	Bank of America NA	1.650	03/26/18	502,060
500,000	Bank of America NA	1.750	06/05/18	503,049
700,000	Bank of America NA	2.050	12/07/18	709,273
400,000	Bank of Montreal	1.450	04/09/18	399,999
300,000	Bank of Montreal	1.400	04/10/18	300,390
500,000	Bank of Montreal	1.800	07/31/18	503,701
1,000,000	Bank of Montreal	1.350	08/28/18	998,613
300,000	Bank of Montreal	2.375	01/25/19	305,777
275,000	Bank of Montreal	1.500	07/18/19	274,398
1,000,000	Bank of Montreal	1.900	08/27/21	994,853
400,000	Bank of Montreal	2.550	11/06/22	409,980
150,000	Bank of Nova Scotia	2.550	01/12/17	150,618
500,000	Bank of Nova Scotia	1.250	04/11/17	500,119
400,000	Bank of Nova Scotia	1.375	12/18/17	400,244
350,000	Bank of Nova Scotia	1.450	04/25/18	350,667
500,000	Bank of Nova Scotia	1.700	06/11/18	502,248
500,000	Bank of Nova Scotia	2.050	10/30/18	505,934
300,000	Bank of Nova Scotia	1.950	01/15/19	303,067
700,000	Bank of Nova Scotia	1.650	06/14/19	701,188
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,018,544
500,000	Bank of Nova Scotia	2.350	10/21/20	510,846
200,000	Bank of Nova Scotia	4.375	01/13/21	219,643
300,000	Bank of Nova Scotia	2.450	03/22/21	307,286
1,000,000	Bank of Nova Scotia	1.875	04/26/21	1,006,890
300,000	Bank of Nova Scotia	2.800	07/21/21	312,205
500,000	Bank of Nova Scotia	4.500	12/16/25	533,048
1,000,000	Barclays plc	2.000	03/16/18	1,001,349
500,000	Barclays plc	2.875	06/08/20	503,031
600,000	Barclays plc	3.250	01/12/21	609,478
1,500,000	Barclays plc	3.200	08/10/21	1,506,852
725,000	Barclays plc	3.650	03/16/25	715,403
600,000	Barclays plc	4.375	01/12/26	621,203
1,500,000	Barclays plc	5.200	05/12/26	1,545,459
500,000	Barclays plc	5.250	08/17/45	559,690
200,000	BB&T Corp	1.000	04/03/17	199,939
70,000	BB&T Corp	4.900	06/30/17	71,725
500,000	BB&T Corp	1.350	10/01/17	500,159
36

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	BB&T Corp	2.050%	06/19/18	$202,034
500,000	BB&T Corp	2.250	02/01/19	509,501
400,000	BB&T Corp	6.850	04/30/19	452,891
300,000	BB&T Corp	2.625	06/29/20	309,791
300,000	BB&T Corp	2.850	04/01/21	312,738
500,000	BB&T Corp	2.050	05/10/21	505,257
200,000	BB&T Corp	3.950	03/22/22	216,032
500,000	BB&T Corp	3.800	10/30/26	543,491
300,000	BPCE S.A.	1.625	01/26/18	300,699
250,000	BPCE S.A.	2.500	12/10/18	254,997
300,000	BPCE S.A.	2.500	07/15/19	306,140
500,000	BPCE S.A.	2.250	01/27/20	507,618
300,000	BPCE S.A.	2.650	02/03/21	309,358
500,000	BPCE S.A.	4.000	04/15/24	547,164
500,000	Branch Banking & Trust Co	1.450	05/10/19	500,395
250,000	Branch Banking & Trust Co	3.625	09/16/25	268,303
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	300,709
500,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	499,965
125,000	Capital One Bank USA NA	1.150	11/21/16	125,036
300,000	Capital One Bank USA NA	1.650	02/05/18	300,344
250,000	Capital One Bank USA NA	1.500	03/22/18	249,451
400,000	Capital One Bank USA NA	2.150	11/21/18	403,907
300,000	Capital One Bank USA NA	2.250	02/13/19	303,871
300,000	Capital One Bank USA NA	2.300	06/05/19	303,457
800,000	Capital One Bank USA NA	2.400	09/05/19	812,592
500,000	Capital One Bank USA NA	2.950	07/23/21	514,624
972,000	Capital One Bank USA NA	3.375	02/15/23	998,774
500,000	Capital One NA	2.350	08/17/18	506,066
500,000	Capital One NA	1.850	09/13/19	499,931
500,000	Capital One NA	2.250	09/13/21	499,727
500,000	Citigroup, Inc	1.850	11/24/17	501,602
500,000	Citigroup, Inc	1.800	02/05/18	501,247
1,000,000	Citigroup, Inc	1.700	04/27/18	1,001,053
750,000	Citigroup, Inc	1.750	05/01/18	751,059
500,000	Citigroup, Inc	2.150	07/30/18	504,414
300,000	Citigroup, Inc	2.500	09/26/18	304,748
500,000	Citigroup, Inc	2.050	12/07/18	503,764
500,000	Citigroup, Inc	2.550	04/08/19	510,019
1,000,000	Citigroup, Inc	2.050	06/07/19	1,007,544
2,250,000	Citigroup, Inc	2.700	03/30/21	2,300,251
750,000	Citigroup, Inc	2.350	08/02/21	751,348
2,700,000	Citigroup, Inc	4.500	01/14/22	2,982,209
2,600,000	Citigroup, Inc	3.500	05/15/23	2,672,309
500,000	Citigroup, Inc	4.000	08/05/24	524,517
750,000	Citigroup, Inc	3.875	03/26/25	774,439
1,000,000	Citigroup, Inc	3.300	04/27/25	1,029,215
525,000	Citigroup, Inc	4.400	06/10/25	556,178
400,000	Citigroup, Inc	5.500	09/13/25	456,430
1,000,000	Citigroup, Inc	3.700	01/12/26	1,056,072
750,000	Citigroup, Inc	4.600	03/09/26	801,454
1,000,000	Citigroup, Inc	3.400	05/01/26	1,033,834
1,100,000	Citigroup, Inc	4.300	11/20/26	1,154,405
1,250,000	Citigroup, Inc	4.450	09/29/27	1,308,976
1,000,000	Citigroup, Inc	4.125	07/25/28	1,020,708
200,000	Citigroup, Inc	5.875	01/30/42	256,588
225,000	Citigroup, Inc	6.675	09/13/43	296,714
37

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Citigroup, Inc	4.650%	07/30/45	$846,019
1,000,000	Citigroup, Inc	4.750	05/18/46	1,053,731
300,000	Citizens Bank NA	1.600	12/04/17	299,847
300,000	Citizens Bank NA	2.300	12/03/18	303,453
250,000	Citizens Bank NA	2.500	03/14/19	254,533
300,000	Citizens Bank NA	2.450	12/04/19	304,381
150,000	Citizens Bank NA	2.550	05/13/21	152,681
100,000	Citizens Financial Group, Inc	2.375	07/28/21	100,357
100,000	Citizens Financial Group, Inc	4.350	08/01/25	104,063
300,000	Citizens Financial Group, Inc	4.300	12/03/25	314,966
200,000	Comerica Bank	4.000	07/27/25	209,698
50,000	Comerica, Inc	5.200	08/22/17	51,689
300,000	Comerica, Inc	2.500	06/02/20	306,386
200,000	Comerica, Inc	3.800	07/22/26	206,288
500,000	Commonwealth Bank of Australia	1.400	09/08/17	500,003
250,000	Commonwealth Bank of Australia	1.900	09/18/17	251,256
500,000	Commonwealth Bank of Australia	1.750	11/02/18	502,581
750,000	Commonwealth Bank of Australia	2.250	03/13/19	762,036
500,000	Commonwealth Bank of Australia	2.050	03/15/19	505,901
500,000	Commonwealth Bank of Australia	2.300	09/06/19	508,828
500,000	Commonwealth Bank of Australia	2.400	11/02/20	510,576
300,000	Commonwealth Bank of Australia	2.550	03/15/21	307,921
300,000	Compass Bank	2.750	09/29/19	299,594
275,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	276,346
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	507,984
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	508,679
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,636,608
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,064,583
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	479,984
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,238,085
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	497,643
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	1,025,545
350,000	Cooperatieve Rabobank UA	3.750	07/21/26	350,795
200,000	Corpbanca S.A.	3.125	01/15/18	202,488
1,300,000	Deutsche Bank AG	1.875	02/13/18	1,262,703
1,750,000	Deutsche Bank AG	2.500	02/13/19	1,699,343
250,000	Deutsche Bank AG	2.850	05/10/19	243,819
300,000	Deutsche Bank AG.	3.125	01/13/21	291,557
500,000	Deutsche Bank AG.	3.375	05/12/21	489,134
800,000	Deutsche Bank AG.	4.100	01/13/26	785,365
400,000	Discover Bank	2.000	02/21/18	401,278
500,000	Discover Bank	2.600	11/13/18	507,482
215,000	Discover Bank	7.000	04/15/20	245,203
300,000	Discover Bank	3.100	06/04/20	308,639
300,000	Discover Bank	3.200	08/09/21	309,529
400,000	Discover Bank	4.200	08/08/23	430,685
200,000	Discover Bank	4.250	03/13/26	213,839
325,000	Discover Bank	3.450	07/27/26	327,103
500,000	Fifth Third Bancorp	2.150	08/20/18	506,429
300,000	Fifth Third Bancorp	2.300	03/01/19	304,677
250,000	Fifth Third Bancorp	2.300	03/15/19	254,416
375,000	Fifth Third Bancorp	2.375	04/25/19	382,578
400,000	Fifth Third Bancorp	2.875	07/27/20	414,700
200,000	Fifth Third Bancorp	2.875	10/01/21	209,220
200,000	Fifth Third Bancorp	3.500	03/15/22	211,736
500,000	Fifth Third Bancorp	4.300	01/16/24	538,765
38

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Fifth Third Bancorp	3.850%	03/15/26	$639,838
140,000	Fifth Third Bancorp	8.250	03/01/38	207,460
500,000	Fifth Third Bank	1.625	09/27/19	499,686
300,000	Fifth Third Bank	2.250	06/14/21	305,032
200,000	First Horizon National Corp	3.500	12/15/20	204,143
250,000	First Republic Bank	2.375	06/17/19	251,863
175,000	First Republic Bank	4.375	08/01/46	174,291
250,000	First Tennessee Bank NA	2.950	12/01/19	253,344
100,000	FirstMerit Corp	4.350	02/04/23	104,839
250,000	FirstMerit Corp	4.270	11/25/26	260,889
750,000	HSBC Bank USA NA	4.875	08/24/20	814,228
266,000	HSBC Bank USA NA	5.875	11/01/34	322,643
33,000	HSBC Bank USA NA	7.000	01/15/39	44,738
950,000	HSBC Holdings plc	3.400	03/08/21	982,613
400,000	HSBC Holdings plc	2.950	05/25/21	405,734
1,000,000	HSBC Holdings plc	2.650	01/05/22	996,677
150,000	HSBC Holdings plc	4.875	01/14/22	165,870
500,000	HSBC Holdings plc	3.600	05/25/23	516,561
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,393,204
1,000,000	HSBC Holdings plc	4.250	08/18/25	1,027,209
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,313,575
900,000	HSBC Holdings plc	3.900	05/25/26	935,303
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,983,910
550,000	HSBC Holdings plc	6.100	01/14/42	732,577
275,000	HSBC Holdings plc	5.250	03/14/44	310,245
750,000	HSBC USA, Inc	2.625	09/24/18	763,233
500,000	HSBC USA, Inc	2.250	06/23/19	505,181
750,000	HSBC USA, Inc	2.375	11/13/19	759,155
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,521,845
750,000	HSBC USA, Inc	2.750	08/07/20	767,865
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,041,218
200,000	Huntington Bancshares, Inc	2.600	08/02/18	203,234
500,000	Huntington Bancshares, Inc	3.150	03/14/21	518,360
500,000	Huntington Bancshares, Inc	2.300	01/14/22	498,196
200,000	Huntington National Bank	1.300	11/20/16	200,066
300,000	Huntington National Bank	1.700	02/26/18	300,713
250,000	Huntington National Bank	2.000	06/30/18	251,962
250,000	Huntington National Bank	2.200	11/06/18	253,111
300,000	Huntington National Bank	2.200	04/01/19	303,104
300,000	Huntington National Bank	2.400	04/01/20	303,789
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	755,216
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	301,729
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	259,565
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,332,053
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	304,360
625,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	637,284
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	514,790
200,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	215,846
335,000	JPMorgan Chase & Co	6.000	01/15/18	353,965
400,000	JPMorgan Chase & Co	1.800	01/25/18	401,619
1,500,000	JPMorgan Chase & Co	1.700	03/01/18	1,504,525
500,000	JPMorgan Chase & Co	1.625	05/15/18	501,197
1,000,000	JPMorgan Chase & Co	2.350	01/28/19	1,016,606
500,000	JPMorgan Chase & Co	1.850	03/22/19	502,785
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	1,015,601
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,772,402
39

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$180,000		JPMorgan Chase & Co	4.950%	03/25/20	$198,143
1,350,000		JPMorgan Chase & Co	2.750	06/23/20	1,389,301
700,000		JPMorgan Chase & Co	4.400	07/22/20	762,722
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,972,885
1,000,000		JPMorgan Chase & Co	2.550	10/29/20	1,019,686
2,000,000		JPMorgan Chase & Co	2.550	03/01/21	2,036,838
1,000,000		JPMorgan Chase & Co	2.400	06/07/21	1,011,360
325,000		JPMorgan Chase & Co	2.295	08/15/21	325,727
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,141,334
500,000		JPMorgan Chase & Co	4.500	01/24/22	552,453
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,304,268
1,100,000		JPMorgan Chase & Co	3.200	01/25/23	1,147,524
1,750,000		JPMorgan Chase & Co	3.375	05/01/23	1,798,836
500,000		JPMorgan Chase & Co	2.700	05/18/23	505,318
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,064,051
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,580,000
600,000		JPMorgan Chase & Co	3.900	07/15/25	647,357
750,000		JPMorgan Chase & Co	3.300	04/01/26	774,626
1,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,026,948
500,000		JPMorgan Chase & Co	2.950	10/01/26	501,734
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,067,700
650,000		JPMorgan Chase & Co	4.250	10/01/27	699,705
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,218,086
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,207,980
1,300,000		JPMorgan Chase & Co	4.950	06/01/45	1,459,775
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	782,813
500,000		JPMorgan Chase Bank NA	1.450	09/21/18	500,355
750,000		JPMorgan Chase Bank NA	1.650	09/23/19	751,775
500,000		KeyBank NA	1.650	02/01/18	501,974
200,000		KeyBank NA	2.350	03/08/19	203,755
500,000		KeyBank NA	1.600	08/22/19	500,005
250,000		KeyBank NA	2.500	12/15/19	256,355
175,000		KeyBank NA	2.250	03/16/20	177,966
300,000		KeyBank NA	3.180	05/22/22	309,552
500,000		KeyBank NA	3.300	06/01/25	525,022
300,000		KeyBank NA	3.400	05/20/26	306,793
400,000		KeyCorp	2.300	12/13/18	406,268
200,000		KeyCorp	2.900	09/15/20	207,680
150,000		KeyCorp	5.100	03/24/21	169,149
300,000		Lloyds Bank plc	2.000	08/17/18	301,301
500,000		Lloyds Bank plc	2.300	11/27/18	505,415
1,000,000		Lloyds Bank plc	2.050	01/22/19	1,004,142
300,000		Lloyds Bank plc	2.400	03/17/20	304,689
300,000		Lloyds Bank plc	2.700	08/17/20	308,463
1,350,000		Lloyds Bank plc	3.500	05/14/25	1,426,968
850,000		Lloyds Banking Group plc	3.100	07/06/21	868,509
500,000		Lloyds Banking Group plc	4.500	11/04/24	517,953
300,000		Lloyds Banking Group plc	4.650	03/24/26	308,879
200,000	g	Lloyds Banking Group plc	5.300	12/01/45	215,298
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	199,956
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	304,998
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	305,342
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	151,393
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	275,040
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	102,595
625,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	642,919
40

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Mitsubishi UFJ Financial Group, Inc	2.190%	09/13/21	$498,732
350,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	351,509
1,600,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,736,490
300,000		Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	299,563
750,000		Mizuho Financial Group, Inc	2.273	09/13/21	747,573
750,000		Mizuho Financial Group, Inc	2.839	09/13/26	753,431
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	200,298
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	505,798
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	204,046
350,000		National Australia Bank Ltd	1.875	07/23/18	352,548
300,000		National Australia Bank Ltd	2.300	07/25/18	304,465
300,000		National Australia Bank Ltd	2.000	01/14/19	302,862
500,000		National Australia Bank Ltd	1.375	07/12/19	497,527
350,000		National Australia Bank Ltd	2.625	07/23/20	360,010
300,000		National Australia Bank Ltd	2.625	01/14/21	308,783
500,000		National Australia Bank Ltd	1.875	07/12/21	497,249
200,000		National Australia Bank Ltd	3.000	01/20/23	208,175
300,000		National Australia Bank Ltd	3.375	01/14/26	317,741
500,000		National Australia Bank Ltd	2.500	07/12/26	491,540
500,000		National Bank of Canada	1.450	11/07/17	500,514
400,000		National Bank of Canada	2.100	12/14/18	405,065
350,000		Northern Trust Corp	2.375	08/02/22	361,117
500,000		Northern Trust Corp	3.950	10/30/25	551,984
300,000		People’s United Bank	4.000	07/15/24	306,476
100,000		People’s United Financial, Inc	3.650	12/06/22	102,938
300,000		PNC Bank NA	1.500	10/18/17	300,479
300,000		PNC Bank NA	1.500	02/23/18	300,916
300,000		PNC Bank NA	1.600	06/01/18	301,245
375,000		PNC Bank NA	1.850	07/20/18	378,250
300,000		PNC Bank NA	1.800	11/05/18	302,544
150,000		PNC Bank NA	2.200	01/28/19	152,397
500,000		PNC Bank NA	1.950	03/04/19	505,510
800,000		PNC Bank NA	2.250	07/02/19	815,311
500,000		PNC Bank NA	1.450	07/29/19	499,988
600,000		PNC Bank NA	2.400	10/18/19	614,206
300,000		PNC Bank NA	2.300	06/01/20	305,222
300,000		PNC Bank NA	2.600	07/21/20	309,510
300,000		PNC Bank NA	2.450	11/05/20	307,111
500,000		PNC Bank NA	2.150	04/29/21	505,251
750,000		PNC Bank NA	2.700	11/01/22	762,417
500,000		PNC Bank NA	2.950	01/30/23	514,981
300,000		PNC Bank NA	2.950	02/23/25	309,268
550,000		PNC Bank NA	3.250	06/01/25	579,361
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	153,745
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	321,739
645,000		PNC Funding Corp	5.125	02/08/20	716,573
50,000		PNC Funding Corp	4.375	08/11/20	54,680
500,000		Rabobank Nederland NV	4.500	01/11/21	552,970
350,000		Rabobank Nederland NV	5.250	05/24/41	432,038
250,000		Regions Bank	2.250	09/14/18	251,993
600,000		Regions Financial Corp	3.200	02/08/21	623,776
500,000		Royal Bank of Canada	1.200	09/19/17	499,785
500,000		Royal Bank of Canada	1.400	10/13/17	500,265
200,000		Royal Bank of Canada	1.500	06/07/18	200,882
500,000		Royal Bank of Canada	2.200	07/27/18	507,018
900,000		Royal Bank of Canada	1.800	07/30/18	906,125
41

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Royal Bank of Canada	2.000%	10/01/18	$505,651
750,000	Royal Bank of Canada	2.000	12/10/18	759,182
600,000	Royal Bank of Canada	2.150	03/15/19	609,460
750,000	Royal Bank of Canada	1.625	04/15/19	751,642
300,000	Royal Bank of Canada	1.500	07/29/19	299,600
1,000,000	Royal Bank of Canada	2.200	09/23/19	1,019,539
750,000	Royal Bank of Canada	1.875	02/05/20	757,958
250,000	Royal Bank of Canada	2.150	03/06/20	253,732
500,000	Royal Bank of Canada	2.100	10/14/20	508,340
500,000	Royal Bank of Canada	2.350	10/30/20	510,008
500,000	Royal Bank of Canada	2.500	01/19/21	516,072
750,000	Royal Bank of Canada	2.300	03/22/21	770,490
500,000	Royal Bank of Canada	4.650	01/27/26	545,301
500,000	Royal Bank of Scotland Group plc	3.875	09/12/23	493,494
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	772,769
500,000	Santander Bank NA	2.000	01/12/18	500,051
200,000	Santander Holdings USA, Inc	3.450	08/27/18	205,018
400,000	Santander Holdings USA, Inc	2.700	05/24/19	404,968
250,000	Santander Holdings USA, Inc	2.650	04/17/20	251,516
250,000	Santander Holdings USA, Inc	4.500	07/17/25	259,923
400,000	Santander Issuances SAU	5.179	11/19/25	407,768
300,000	Santander UK Group Holdings plc	2.875	10/16/20	302,179
200,000	Santander UK Group Holdings plc	3.125	01/08/21	203,200
750,000	Santander UK Group Holdings plc	2.875	08/05/21	749,739
500,000	Santander UK plc	3.050	08/23/18	511,780
500,000	Santander UK plc	2.000	08/24/18	501,821
500,000	Santander UK plc	2.500	03/14/19	507,430
500,000	Santander UK plc	2.350	09/10/19	505,126
500,000	Santander UK plc	4.000	03/13/24	545,213
400,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	397,957
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	513,715
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	397,050
250,000	Societe Generale S.A.	2.750	10/12/17	253,113
400,000	Societe Generale S.A.	2.625	10/01/18	407,532
250,000	Sovereign Bank	8.750	05/30/18	274,024
300,000	Sumitomo Mitsui Banking Corp	1.500	01/18/18	299,730
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	253,512
250,000	Sumitomo Mitsui Banking Corp	1.950	07/23/18	251,522
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	305,025
500,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	504,145
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	505,717
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	256,140
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	305,933
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	262,341
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	307,328
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	328,531
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	527,355
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	269,927
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	513,919
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,239,901
500,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	540,118
500,000	Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	493,882
200,000	SunTrust Bank	3.300	05/15/26	204,151
150,000	SunTrust Banks, Inc	3.500	01/20/17	150,760
300,000	SunTrust Banks, Inc	7.250	03/15/18	323,415
200,000	SunTrust Banks, Inc	2.350	11/01/18	203,441
42

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		SunTrust Banks, Inc	2.900%	03/03/21	$312,205
225,000		SunTrust Banks, Inc	2.750	05/01/23	228,226
50,000		SVB Financial Group	5.375	09/15/20	55,576
300,000		Svenska Handelsbanken AB	2.875	04/04/17	302,699
500,000		Svenska Handelsbanken AB	1.625	03/21/18	501,811
300,000		Svenska Handelsbanken AB	2.500	01/25/19	306,728
500,000		Svenska Handelsbanken AB	2.250	06/17/19	508,444
250,000		Svenska Handelsbanken AB	1.500	09/06/19	249,164
300,000		Svenska Handelsbanken AB	2.400	10/01/20	305,915
750,000		Svenska Handelsbanken AB	2.450	03/30/21	766,972
250,000		Svenska Handelsbanken AB	1.875	09/07/21	248,580
500,000		Toronto-Dominion Bank	1.625	03/13/18	502,576
400,000		Toronto-Dominion Bank	1.400	04/30/18	400,108
400,000		Toronto-Dominion Bank	1.750	07/23/18	402,443
300,000		Toronto-Dominion Bank	1.450	09/06/18	300,053
600,000		Toronto-Dominion Bank	2.625	09/10/18	613,490
500,000		Toronto-Dominion Bank	1.950	01/22/19	505,746
500,000		Toronto-Dominion Bank	2.125	07/02/19	508,546
500,000		Toronto-Dominion Bank	1.450	08/13/19	498,936
300,000		Toronto-Dominion Bank	2.250	11/05/19	306,032
300,000		Toronto-Dominion Bank	2.500	12/14/20	308,512
900,000		Toronto-Dominion Bank	2.125	04/07/21	910,826
500,000		Toronto-Dominion Bank	1.800	07/13/21	498,051
1,000,000	i	Toronto-Dominion Bank	3.625	09/15/31	1,003,652
250,000		Union Bank NA	2.625	09/26/18	254,655
225,000		UnionBanCal Corp	3.500	06/18/22	238,672
940,000		US Bancorp	1.650	05/15/17	942,733
1,000,000		US Bancorp	1.950	11/15/18	1,012,661
500,000		US Bancorp	2.200	04/25/19	510,227
200,000		US Bancorp	2.950	07/15/22	208,376
375,000		US Bancorp	3.700	01/30/24	409,728
500,000		US Bancorp	3.600	09/11/24	536,160
750,000		US Bancorp	3.100	04/27/26	775,238
500,000		US Bancorp	2.375	07/22/26	492,084
500,000		US Bank NA	1.350	01/26/18	500,783
500,000		US Bank NA	1.400	04/26/19	499,584
500,000		US Bank NA	2.125	10/28/19	508,880
500,000		US Bank NA	2.800	01/27/25	516,561
1,000,000		Wells Fargo Bank NA	1.650	01/22/18	1,002,873
500,000		Wells Fargo Bank NA	1.750	05/24/19	502,215
500,000		Westpac Banking Corp	1.200	05/19/17	500,007
500,000		Westpac Banking Corp	1.500	12/01/17	501,191
750,000		Westpac Banking Corp	1.600	01/12/18	752,505
500,000		Westpac Banking Corp	2.250	07/30/18	506,891
1,500,000		Westpac Banking Corp	1.950	11/23/18	1,512,176
500,000		Westpac Banking Corp	2.250	01/17/19	507,843
500,000		Westpac Banking Corp	1.650	05/13/19	501,350
500,000		Westpac Banking Corp	1.600	08/19/19	499,876
75,000		Westpac Banking Corp	4.875	11/19/19	82,208
600,000		Westpac Banking Corp	2.300	05/26/20	610,676
500,000		Westpac Banking Corp	2.100	05/13/21	502,861
500,000		Westpac Banking Corp	2.000	08/19/21	499,734
500,000		Westpac Banking Corp	2.850	05/13/26	506,732
500,000		Westpac Banking Corp	2.700	08/19/26	497,808
		TOTAL BANKS			273,310,786
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 0.9%
$42,000	Agilent Technologies, Inc	6.500%	11/01/17	$44,227
100,000	Agilent Technologies, Inc	5.000	07/15/20	111,105
100,000	Agilent Technologies, Inc	3.200	10/01/22	103,646
400,000	Agilent Technologies, Inc	3.875	07/15/23	427,004
200,000	Agilent Technologies, Inc	3.050	09/22/26	203,004
250,000	Applied Materials, Inc	2.625	10/01/20	258,854
200,000	Applied Materials, Inc	4.300	06/15/21	222,515
250,000	Applied Materials, Inc	3.900	10/01/25	276,519
250,000	Applied Materials, Inc	5.100	10/01/35	292,090
100,000	Applied Materials, Inc	5.850	06/15/41	124,187
200,000	Arrow Electronics, Inc	3.000	03/01/18	203,336
200,000	Arrow Electronics, Inc	5.125	03/01/21	218,314
200,000	Arrow Electronics, Inc	3.500	04/01/22	205,427
200,000	Arrow Electronics, Inc	4.000	04/01/25	204,246
300,000	Avnet, Inc	4.875	12/01/22	326,063
200,000	Avnet, Inc	4.625	04/15/26	207,179
100,000	Carlisle Cos, Inc	5.125	12/15/20	109,159
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,785
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	499,913
300,000	Caterpillar Financial Services Corp	1.500	02/23/18	300,991
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,541,692
300,000	Caterpillar Financial Services Corp	1.350	05/18/19	299,683
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	305,228
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	153,179
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	202,684
200,000	Caterpillar Financial Services Corp	2.500	11/13/20	206,113
750,000	Caterpillar Financial Services Corp	1.700	08/09/21	742,795
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	209,073
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	771,807
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	427,293
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	559,101
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	496,687
200,000	Caterpillar, Inc	3.900	05/27/21	218,742
200,000	Caterpillar, Inc	3.400	05/15/24	215,538
738,000	Caterpillar, Inc	3.803	08/15/42	763,881
300,000	Caterpillar, Inc	4.300	05/15/44	336,719
100,000	Crane Co	2.750	12/15/18	101,941
300,000	CRH America, Inc	5.750	01/15/21	342,128
200,000	Cummins, Inc	3.650	10/01/23	216,262
200,000	Cummins, Inc	4.875	10/01/43	237,600
300,000	Danaher Corp	2.400	09/15/20	308,667
200,000	Danaher Corp	3.350	09/15/25	217,583
200,000	Danaher Corp	4.375	09/15/45	236,952
150,000	Deere & Co	2.600	06/08/22	155,686
218,000	Deere & Co	5.375	10/16/29	279,366
650,000	Deere & Co	3.900	06/09/42	706,254
150,000	Dover Corp	5.450	03/15/18	159,001
325,000	Dover Corp	3.150	11/15/25	343,843
100,000	Dover Corp	5.375	03/01/41	127,327
600,000	Eaton Corp	1.500	11/02/17	601,541
200,000	Eaton Corp	5.600	05/15/18	213,170
1,075,000	Eaton Corp	2.750	11/02/22	1,111,024
150,000	Eaton Corp	4.000	11/02/32	160,955
250,000	Eaton Corp	4.150	11/02/42	267,578
200,000	Emerson Electric Co	5.250	11/15/39	250,826
44

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Emerson Electric Co	5.250%	10/15/18	$324,467
400,000		Emerson Electric Co	4.875	10/15/19	439,739
350,000		Emerson Electric Co	2.625	02/15/23	363,868
200,000		Emerson Electric Co	3.150	06/01/25	211,701
200,000		FLIR Systems, Inc	3.125	06/15/21	206,441
150,000		Flowserve Corp	3.500	09/15/22	155,607
200,000		Flowserve Corp	4.000	11/15/23	209,313
100,000		FMC Technologies, Inc	2.000	10/01/17	99,610
100,000		FMC Technologies, Inc	3.450	10/01/22	101,390
100,000	g	Fortive Corp	1.800	06/15/19	100,268
200,000	g	Fortive Corp	2.350	06/15/21	201,857
275,000	g	Fortive Corp	3.150	06/15/26	282,991
250,000	g	Fortive Corp	4.300	06/15/46	268,255
600,000		General Dynamics Corp	2.250	11/15/22	614,087
300,000		General Dynamics Corp	1.875	08/15/23	297,671
200,000		General Dynamics Corp	2.125	08/15/26	196,924
225,000		General Dynamics Corp	3.600	11/15/42	236,198
100,000		IDEX Corp	4.500	12/15/20	106,907
200,000		IDEX Corp	4.200	12/15/21	212,420
300,000		Illinois Tool Works, Inc	1.950	03/01/19	305,897
100,000		Illinois Tool Works, Inc	6.250	04/01/19	111,487
200,000		Illinois Tool Works, Inc	4.875	09/15/41	245,248
500,000		Illinois Tool Works, Inc	3.900	09/01/42	553,505
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	186,873
250,000		Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	256,934
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	331,610
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	250,861
100,000		Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	101,911
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	106,058
100,000		John Deere Capital Corp	1.050	12/15/16	100,039
100,000		John Deere Capital Corp	2.000	01/13/17	100,245
800,000		John Deere Capital Corp	5.500	04/13/17	818,782
300,000		John Deere Capital Corp	1.125	06/12/17	300,376
250,000		John Deere Capital Corp	1.200	10/10/17	250,097
500,000		John Deere Capital Corp	1.550	12/15/17	502,659
500,000		John Deere Capital Corp	1.300	03/12/18	500,675
350,000		John Deere Capital Corp	1.600	07/13/18	352,007
500,000		John Deere Capital Corp	1.750	08/10/18	504,568
200,000		John Deere Capital Corp	1.950	12/13/18	203,380
300,000		John Deere Capital Corp	1.950	01/08/19	304,925
300,000		John Deere Capital Corp	1.250	10/09/19	298,159
350,000		John Deere Capital Corp	1.700	01/15/20	350,978
125,000		John Deere Capital Corp	2.450	09/11/20	128,777
175,000		John Deere Capital Corp	2.550	01/08/21	181,505
400,000		John Deere Capital Corp	2.800	03/04/21	417,093
200,000		John Deere Capital Corp	3.150	10/15/21	212,422
200,000		John Deere Capital Corp	2.800	01/27/23	208,275
600,000		John Deere Capital Corp	2.800	03/06/23	624,766
300,000		John Deere Capital Corp	3.350	06/12/24	322,032
125,000		John Deere Capital Corp	3.400	09/11/25	135,832
200,000		Kennametal, Inc	2.650	11/01/19	201,275
150,000		Kennametal, Inc	3.875	02/15/22	153,426
200,000		KLA-Tencor Corp	2.375	11/01/17	201,352
200,000		KLA-Tencor Corp	3.375	11/01/19	207,179
200,000		KLA-Tencor Corp	4.125	11/01/21	215,269
200,000		KLA-Tencor Corp	4.650	11/01/24	219,892
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	KLA-Tencor Corp	5.650%	11/01/34	$223,064
200,000	Lam Research Corp	2.750	03/15/20	204,688
400,000	Lam Research Corp	2.800	06/15/21	410,596
400,000	Lam Research Corp	3.450	06/15/23	409,274
200,000	Lam Research Corp	3.800	03/15/25	208,458
400,000	Lam Research Corp	3.900	06/15/26	416,752
100,000	Legrand France S.A.	8.500	02/15/25	137,023
225,000	Lockheed Martin Corp	1.850	11/23/18	227,686
1,075,000	Lockheed Martin Corp	2.500	11/23/20	1,109,773
200,000	Lockheed Martin Corp	3.350	09/15/21	213,865
500,000	Lockheed Martin Corp	3.100	01/15/23	527,603
300,000	Lockheed Martin Corp	2.900	03/01/25	309,548
200,000	Lockheed Martin Corp	3.550	01/15/26	216,248
300,000	Lockheed Martin Corp	3.600	03/01/35	308,129
500,000	Lockheed Martin Corp	4.500	05/15/36	570,134
350,000	Lockheed Martin Corp	4.850	09/15/41	413,909
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,189,929
500,000	Lockheed Martin Corp	4.700	05/15/46	595,614
300,000	Mosaic Co	4.250	11/15/23	319,178
300,000	Mosaic Co	5.450	11/15/33	326,512
100,000	Mosaic Co	4.875	11/15/41	99,782
300,000	Mosaic Co	5.625	11/15/43	322,821
250,000	Parker-Hannifin Corp	3.500	09/15/22	270,266
300,000	Parker-Hannifin Corp	3.300	11/21/24	321,053
200,000	Parker-Hannifin Corp	4.200	11/21/34	226,110
200,000	Parker-Hannifin Corp	4.450	11/21/44	237,047
225,000	Pentair Finance S.A.	2.650	12/01/19	226,157
200,000	Pentair Finance S.A.	3.625	09/15/20	207,153
100,000	Pentair Finance S.A.	3.150	09/15/22	99,949
200,000	Pentair Finance S.A.	4.650	09/15/25	211,030
775,000	Precision Castparts Corp	2.500	01/15/23	799,165
300,000	Precision Castparts Corp	3.250	06/15/25	321,948
400,000	Precision Castparts Corp	4.200	06/15/35	453,723
100,000	Precision Castparts Corp	3.900	01/15/43	110,633
50,000	Raytheon Co	4.400	02/15/20	54,994
450,000	Raytheon Co	3.125	10/15/20	477,367
500,000	Raytheon Co	2.500	12/15/22	519,076
300,000	Raytheon Co	3.150	12/15/24	322,823
200,000	Raytheon Co	7.200	08/15/27	281,942
100,000	Raytheon Co	4.700	12/15/41	121,226
150,000	Raytheon Co	4.200	12/15/44	173,308
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	313,646
700,000	Rockwell Automation, Inc	2.050	03/01/20	708,744
100,000	Rockwell Automation, Inc	6.250	12/01/37	135,390
100,000	Rockwell Collins, Inc	3.100	11/15/21	105,145
125,000	Rockwell Collins, Inc	3.700	12/15/23	136,350
125,000	Rockwell Collins, Inc	4.800	12/15/43	150,099
200,000	Roper Industries, Inc	1.850	11/15/17	200,978
125,000	Roper Industries, Inc	2.050	10/01/18	126,316
100,000	Roper Industries, Inc	6.250	09/01/19	112,120
200,000	Roper Industries, Inc	3.125	11/15/22	206,029
200,000	Roper Technologies, Inc	3.000	12/15/20	207,916
200,000	Roper Technologies, Inc	3.850	12/15/25	211,651
100,000	Snap-on, Inc	4.250	01/15/18	103,768
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	207,838
46

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Stanley Black & Decker, Inc	2.451%	11/17/18	$204,328
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	268,257
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	629,336
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	121,226
250,000		Textron, Inc	5.600	12/01/17	261,254
500,000		Textron, Inc	3.650	03/01/21	528,017
150,000		Textron, Inc	4.000	03/15/26	157,376
250,000		Timken Co	3.875	09/01/24	252,079
200,000		Trinity Industries, Inc	4.550	10/01/24	198,998
200,000		Tupperware Brands Corp	4.750	06/01/21	218,818
300,000		Tyco International Finance S.A.	3.900	02/14/26	326,890
200,000		Tyco International Finance S.A.	5.125	09/14/45	237,123
250,000		United Technologies Corp	1.800	06/01/17	251,222
1,400,000		United Technologies Corp	5.375	12/15/17	1,469,748
500,000	i	United Technologies Corp	1.778	05/04/18	502,709
825,000		United Technologies Corp	3.100	06/01/22	885,281
145,000		United Technologies Corp	5.700	04/15/40	191,723
1,650,000		United Technologies Corp	4.500	06/01/42	1,915,767
1,000,000		United Technologies Corp	4.150	05/15/45	1,109,850
34,000		Valmont Industries, Inc	6.625	04/20/20	38,729
200,000		Valmont Industries, Inc	5.000	10/01/44	194,369
100,000		Valmont Industries, Inc	5.250	10/01/54	93,898
300,000		WW Grainger, Inc	4.600	06/15/45	352,015
200,000		WW Grainger, Inc	3.750	05/15/46	207,228
300,000		Xylem, Inc	4.875	10/01/21	327,371
		TOTAL CAPITAL GOODS			61,089,724

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
355,000		21st Century Fox America, Inc	7.250	05/18/18	387,642
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,301,805
200,000		21st Century Fox America, Inc	4.000	10/01/23	219,822
200,000		21st Century Fox America, Inc	3.700	09/15/24	216,137
200,000		21st Century Fox America, Inc	3.700	10/15/25	216,748
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,678,892
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,271,247
225,000		21st Century Fox America, Inc	5.400	10/01/43	268,566
500,000		21st Century Fox America, Inc	4.750	09/15/44	548,902
300,000		21st Century Fox America, Inc	4.950	10/15/45	340,936
175,000		Air Lease Corp	2.125	01/15/18	175,875
200,000		Air Lease Corp	2.625	09/04/18	201,809
600,000		Air Lease Corp	3.375	01/15/19	616,272
200,000		Air Lease Corp	2.125	01/15/20	199,350
200,000		Air Lease Corp	3.875	04/01/21	211,500
200,000		Air Lease Corp	3.375	06/01/21	207,424
500,000		Air Lease Corp	3.750	02/01/22	524,079
500,000		Daimler Finance North America LLC	8.500	01/18/31	813,692
300,000		eBay, Inc	1.350	07/15/17	300,354
400,000		eBay, Inc	2.500	03/09/18	405,645
300,000		eBay, Inc	2.200	08/01/19	303,983
200,000		eBay, Inc	3.250	10/15/20	208,724
300,000		eBay, Inc	2.875	08/01/21	310,464
400,000		eBay, Inc	2.600	07/15/22	403,259
400,000		eBay, Inc	3.450	08/01/24	415,551
200,000		eBay, Inc	4.000	07/15/42	183,656
150,000		Equifax, Inc	6.300	07/01/17	154,950
150,000		Equifax, Inc	2.300	06/01/21	151,576
200,000		Equifax, Inc	3.300	12/15/22	210,204
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Equifax, Inc	3.250%	06/01/26	$206,195
300,000	Fluor Corp	3.500	12/15/24	319,617
200,000	Fortune Brands Home & Security, Inc	3.000	06/15/20	205,959
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	214,826
500,000	Howard Hughes Medical Institute	3.500	09/01/23	547,551
500,000	MasterCard, Inc	3.375	04/01/24	539,308
200,000	Moody’s Corp	2.750	07/15/19	205,716
400,000	Moody’s Corp	4.875	02/15/24	455,247
200,000	Moody’s Corp	5.250	07/15/44	243,597
100,000	Partners Healthcare System, Inc	4.117	07/01/55	111,090
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	337,246
63,000	Republic Services, Inc	5.500	09/15/19	69,829
265,000	Republic Services, Inc	5.000	03/01/20	291,643
580,000	Republic Services, Inc	5.250	11/15/21	668,908
250,000	Republic Services, Inc	3.550	06/01/22	268,657
750,000	Republic Services, Inc	3.200	03/15/25	785,423
400,000	Republic Services, Inc	2.900	07/01/26	405,804
200,000	S&P Global, Inc	5.900	11/15/17	208,737
300,000	S&P Global, Inc	2.500	08/15/18	304,725
300,000	S&P Global, Inc	3.300	08/14/20	314,937
300,000	S&P Global, Inc	4.000	06/15/25	325,183
300,000	S&P Global, Inc	4.400	02/15/26	335,429
345,000	Thomson Reuters Corp	6.500	07/15/18	374,102
100,000	Thomson Reuters Corp	4.300	11/23/23	109,054
200,000	Thomson Reuters Corp	3.350	05/15/26	205,411
145,000	Thomson Reuters Corp	5.850	04/15/40	173,939
400,000	Thomson Reuters Corp	4.500	05/23/43	408,655
200,000	Thomson Reuters Corp	5.650	11/23/43	236,514
750,000	Visa, Inc	1.200	12/14/17	751,700
1,500,000	Visa, Inc	2.200	12/14/20	1,538,231
600,000	Visa, Inc	2.800	12/14/22	629,056
1,425,000	Visa, Inc	3.150	12/14/25	1,506,185
1,500,000	Visa, Inc	4.300	12/14/45	1,738,149
310,000	Waste Management, Inc	4.600	03/01/21	344,359
850,000	Waste Management, Inc	2.900	09/15/22	892,145
100,000	Waste Management, Inc	2.400	05/15/23	101,218
1,000,000	Waste Management, Inc	3.500	05/15/24	1,078,695
100,000	Waste Management, Inc	3.900	03/01/35	106,838
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,008,942

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	207,811
100,000	Hasbro, Inc	6.350	03/15/40	122,141
200,000	Hasbro, Inc	5.100	05/15/44	215,068
200,000	Leggett & Platt, Inc	3.400	08/15/22	207,710
150,000	Mattel, Inc	1.700	03/15/18	150,460
200,000	Mattel, Inc	2.350	05/06/19	203,369
100,000	Mattel, Inc	4.350	10/01/20	108,069
300,000	Mattel, Inc	2.350	08/15/21	304,159
150,000	Mattel, Inc	3.150	03/15/23	153,062
100,000	Mattel, Inc	5.450	11/01/41	108,102
100,000	Mohawk Industries, Inc	3.850	02/01/23	105,162
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	101,418
900,000	Newell Rubbermaid, Inc	2.600	03/29/19	920,469
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	307,972
250,000	Newell Rubbermaid, Inc	3.150	04/01/21	260,483
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Newell Rubbermaid, Inc	4.000%	06/15/22	$214,773
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	372,675
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	212,585
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	105,745
425,000	Newell Rubbermaid, Inc	4.200	04/01/26	463,148
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	411,569
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	912,040
300,000	Nike, Inc	2.250	05/01/23	310,566
300,000	Nike, Inc	3.625	05/01/43	315,792
500,000	NIKE, Inc	3.875	11/01/45	549,618
150,000	NVR, Inc	3.950	09/15/22	159,742
200,000	Ralph Lauren Corp	2.125	09/26/18	203,015
200,000	Ralph Lauren Corp	2.625	08/18/20	206,846
200,000	Signet UK Finance plc	4.700	06/15/24	192,656
220,000	VF Corp	6.450	11/01/37	303,215
400,000	Whirlpool Corp	1.650	11/01/17	401,211
100,000	Whirlpool Corp	2.400	03/01/19	102,160
150,000	Whirlpool Corp	4.700	06/01/22	168,898
100,000	Whirlpool Corp	3.700	03/01/23	106,577
100,000	Whirlpool Corp	4.000	03/01/24	107,979
100,000	Whirlpool Corp	5.150	03/01/43	117,369
200,000	Whirlpool Corp	4.500	06/01/46	216,364
	TOTAL CONSUMER DURABLES & APPAREL			9,629,998

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	109,003
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	334,359
200,000	California Institute of Technology	4.321	08/01/45	237,660
200,000	Catholic Health Initiatives	2.600	08/01/18	203,824
500,000	Catholic Health Initiatives	2.950	11/01/22	506,045
200,000	Catholic Health Initiatives	4.200	08/01/23	216,696
100,000	Cintas Corp No 2	4.300	06/01/21	110,142
200,000	Cintas Corp No 2	3.250	06/01/22	210,916
100,000	Cornell University	5.450	02/01/19	109,504
100,000	Darden Restaurants, Inc	6.800	10/15/37	118,444
45,000	Dartmouth College	4.750	06/01/19	49,143
300,000	Dun & Bradstreet Corp	3.250	12/01/17	304,874
200,000	Dun & Bradstreet Corp	4.000	06/15/20	208,717
100,000	George Washington University	3.485	09/15/22	107,045
300,000	George Washington University	4.300	09/15/44	333,039
200,000	George Washington University	4.868	09/15/45	238,189
200,000	Hyatt Hotels Corp	3.375	07/15/23	205,738
100,000	Hyatt Hotels Corp	4.850	03/15/26	110,969
19,000	Johns Hopkins University	5.250	07/01/19	20,847
200,000	Marriott International, Inc	3.000	03/01/19	205,674
200,000	Marriott International, Inc	3.375	10/15/20	210,209
300,000	Marriott International, Inc	2.875	03/01/21	311,232
200,000	Marriott International, Inc	3.125	10/15/21	208,631
200,000	Marriott International, Inc	2.300	01/15/22	201,703
200,000	Marriott International, Inc	3.250	09/15/22	209,618
200,000	Marriott International, Inc	3.125	06/15/26	202,270
250,000	Massachusetts Institute of Technology	5.600	07/01/11	346,841
200,000	Massachusetts Institute of Technology	4.678	07/01/14	235,959
300,000	Massachusetts Institute of Technology	3.885	07/01/16	299,872
500,000	McDonald’s Corp	2.100	12/07/18	507,614
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	McDonald’s Corp	1.875%	05/29/19	$303,175
250,000	McDonald’s Corp	2.200	05/26/20	254,928
720,000	McDonald’s Corp	3.500	07/15/20	768,146
500,000	McDonald’s Corp	2.750	12/09/20	518,203
550,000	McDonald’s Corp	2.625	01/15/22	569,190
250,000	McDonald’s Corp	3.375	05/26/25	263,489
500,000	McDonald’s Corp	3.700	01/30/26	538,247
500,000	McDonald’s Corp	4.700	12/09/35	566,238
280,000	McDonald’s Corp	6.300	03/01/38	371,621
500,000	McDonald’s Corp	3.625	05/01/43	490,934
250,000	McDonald’s Corp	4.600	05/26/45	281,239
500,000	McDonald’s Corp	4.875	12/09/45	581,751
200,000	Metropolitan Museum of Art	3.400	07/01/45	207,754
200,000	Northwestern University	3.688	12/01/38	218,527
200,000	Northwestern University	3.868	12/01/48	225,809
750,000	President and Fellows of Harvard College	3.619	10/01/37	829,438
100,000	Princeton University	4.950	03/01/19	108,474
220,000	Princeton University	5.700	03/01/39	317,930
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	204,497
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	209,655
200,000	Trinity Acquisition plc	3.500	09/15/21	208,470
100,000	Trinity Acquisition plc	4.625	08/15/23	107,481
200,000	Trinity Acquisition plc	4.400	03/15/26	209,584
100,000	Trinity Acquisition plc	6.125	08/15/43	114,285
200,000	Trustees of Dartmouth College	3.474	06/01/46	213,302
200,000	University of Notre Dame du Lac	3.438	02/15/45	209,992
500,000	Walt Disney Co	0.875	05/30/17	499,832
700,000	Walt Disney Co	1.100	12/01/17	700,496
300,000	Walt Disney Co	1.650	01/08/19	303,452
500,000	Walt Disney Co	1.850	05/30/19	508,373
200,000	Walt Disney Co	2.150	09/17/20	206,086
300,000	Walt Disney Co	2.300	02/12/21	309,180
850,000	Walt Disney Co	2.550	02/15/22	886,292
200,000	Walt Disney Co	3.150	09/17/25	216,713
300,000	Walt Disney Co	3.000	02/13/26	318,001
300,000	Walt Disney Co	1.850	07/30/26	286,547
100,000	Walt Disney Co	4.375	08/16/41	116,151
200,000	Walt Disney Co	3.700	12/01/42	212,020
800,000	Walt Disney Co	4.125	06/01/44	904,991
100,000	Walt Disney Co	3.000	07/30/46	93,995
200,000	Wesleyan University	4.781	07/01/16	214,823
200,000	William Marsh Rice University	3.574	05/15/45	219,369
200,000	William Marsh Rice University	3.774	05/15/55	219,819
150,000	Wyndham Worldwide Corp	2.500	03/01/18	151,565
200,000	Wyndham Worldwide Corp	4.250	03/01/22	212,614
200,000	Wyndham Worldwide Corp	3.900	03/01/23	207,208
200,000	Wyndham Worldwide Corp	5.100	10/01/25	218,757
200,000	Yale University	2.086	04/15/19	204,776
	TOTAL CONSUMER SERVICES			22,778,196

DIVERSIFIED FINANCIALS - 3.2%
150,000	ABN Amro Bank NV	4.650	06/04/18	154,051
3,500,000	AerCap Ireland Capital Ltd	5.000	10/01/21	3,736,250
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	210,314
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,986
190,000	American Express Co	7.000	03/19/18	204,940
1,300,000	American Express Co	1.550	05/22/18	1,302,376
50

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$293,000		American Express Co	2.650%	12/02/22	$299,881
300,000		American Express Co	3.625	12/05/24	312,650
329,000		American Express Co	4.050	12/03/42	344,572
500,000		American Express Credit Corp	1.125	06/05/17	499,749
1,175,000		American Express Credit Corp	2.125	07/27/18	1,191,925
500,000		American Express Credit Corp	1.800	07/31/18	502,900
350,000		American Express Credit Corp	1.875	11/05/18	352,846
750,000		American Express Credit Corp	2.125	03/18/19	762,178
500,000		American Express Credit Corp	2.250	08/15/19	510,169
575,000		American Express Credit Corp	2.375	05/26/20	588,120
500,000		American Express Credit Corp	2.600	09/14/20	514,575
275,000		American Express Credit Corp	2.250	05/05/21	279,238
300,000		American Honda Finance Corp	1.200	07/14/17	299,733
300,000		American Honda Finance Corp	1.500	03/13/18	301,225
500,000		American Honda Finance Corp	1.600	07/13/18	504,099
300,000		American Honda Finance Corp	2.125	10/10/18	305,356
200,000		American Honda Finance Corp	1.700	02/22/19	201,692
300,000		American Honda Finance Corp	1.200	07/12/19	298,221
500,000		American Honda Finance Corp	2.250	08/15/19	512,389
200,000		American Honda Finance Corp	2.150	03/13/20	204,372
300,000		American Honda Finance Corp	2.450	09/24/20	308,482
300,000		American Honda Finance Corp	1.650	07/12/21	297,343
200,000		American Honda Finance Corp	1.700	09/09/21	198,645
100,000		American Honda Finance Corp	2.300	09/09/26	99,836
295,000		Ameriprise Financial, Inc	5.300	03/15/20	328,578
400,000		Ameriprise Financial, Inc	4.000	10/15/23	438,584
300,000		Ameriprise Financial, Inc	3.700	10/15/24	324,971
200,000		Ameriprise Financial, Inc	2.875	09/15/26	200,603
300,000		Ares Capital Corp	4.875	11/30/18	313,148
150,000		Ares Capital Corp	3.875	01/15/20	155,149
200,000		Ares Capital Corp	3.625	01/19/22	201,489
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	100,500
500,000		Bank of New York Mellon Corp	1.300	01/25/18	501,097
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	1,023,061
300,000		Bank of New York Mellon Corp	2.600	08/17/20	310,279
500,000		Bank of New York Mellon Corp	2.450	11/27/20	513,193
375,000		Bank of New York Mellon Corp	2.500	04/15/21	385,418
300,000		Bank of New York Mellon Corp	2.050	05/03/21	302,058
500,000		Bank of New York Mellon Corp	3.550	09/23/21	537,999
500,000		Bank of New York Mellon Corp	2.200	08/16/23	498,664
250,000		Bank of New York Mellon Corp	3.650	02/04/24	271,378
800,000		Bank of New York Mellon Corp	3.250	09/11/24	851,389
500,000		Bank of New York Mellon Corp	3.000	02/24/25	520,576
500,000		Bank of New York Mellon Corp	2.800	05/04/26	513,469
500,000		Bank of New York Mellon Corp	2.450	08/17/26	495,327
500,000		Barclays Bank plc	5.140	10/14/20	541,446
116,000		Bear Stearns Cos LLC	5.550	01/22/17	117,520
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	402,308
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	306,559
750,000		Berkshire Hathaway, Inc	2.200	03/15/21	772,158
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	219,009
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	315,933
750,000		Berkshire Hathaway, Inc	2.750	03/15/23	779,737
750,000		Berkshire Hathaway, Inc	3.125	03/15/26	789,483
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	348,772
390,000		BlackRock, Inc	5.000	12/10/19	432,642
51

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		BlackRock, Inc	3.375%	06/01/22	$134,902
500,000		BlackRock, Inc	3.500	03/18/24	547,001
200,000		Block Financial LLC	5.500	11/01/22	217,090
200,000		Block Financial LLC	5.250	10/01/25	215,898
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,018,691
300,000		BNP Paribas S.A.	2.400	12/12/18	304,552
500,000		BNP Paribas S.A.	2.450	03/17/19	509,243
825,000		BNP Paribas S.A.	2.375	05/21/20	837,904
700,000		BNP Paribas S.A.	5.000	01/15/21	783,275
300,000		BNP Paribas S.A.	3.250	03/03/23	315,067
500,000		BNP Paribas S.A.	4.250	10/15/24	520,650
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	212,520
200,000		Broadridge Financial Solutions, Inc	3.400	06/27/26	205,267
300,000		Brookfield Asset Management, Inc	4.000	01/15/25	307,685
500,000		Capital One Financial Corp	3.750	04/24/24	529,078
200,000		Capital One Financial Corp	3.200	02/05/25	203,497
500,000		Capital One Financial Corp	4.200	10/29/25	521,949
300,000		Capital One Financial Corp	3.750	07/28/26	301,606
300,000		Charles Schwab Corp	2.200	07/25/18	305,086
100,000		Charles Schwab Corp	4.450	07/22/20	110,303
200,000		Charles Schwab Corp	3.225	09/01/22	212,723
200,000		Charles Schwab Corp	3.000	03/10/25	208,124
350,000		CME Group, Inc	3.000	09/15/22	371,747
300,000		CME Group, Inc	3.000	03/15/25	315,017
200,000		CME Group, Inc	5.300	09/15/43	256,659
1,500,000		Credit Suisse	1.375	05/26/17	1,498,360
750,000		Credit Suisse	1.700	04/27/18	750,548
1,000,000		Credit Suisse	2.300	05/28/19	1,012,388
2,250,000		Credit Suisse	5.400	01/14/20	2,447,536
325,000		Credit Suisse	3.000	10/29/21	334,458
1,000,000		Credit Suisse	3.625	09/09/24	1,044,216
500,000		Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	501,775
750,000		Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	759,826
1,000,000	g	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,020,424
450,000		Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	459,752
475,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	481,460
1,050,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,043,802
750,000	g	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	787,961
750,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	794,118
850,000		Diageo Investment Corp	2.875	05/11/22	892,000
100,000		Diageo Investment Corp	4.250	05/11/42	112,790
200,000		Digital Realty Trust LP	3.400	10/01/20	208,444
200,000		Digital Realty Trust LP	3.950	07/01/22	211,997
300,000		Digital Realty Trust LP	3.625	10/01/22	311,205
200,000		Digital Realty Trust LP	4.750	10/01/25	217,134
100,000		Discover Financial Services	5.200	04/27/22	110,104
200,000		Discover Financial Services	3.950	11/06/24	204,840
17,000		Eaton Vance Corp	6.500	10/02/17	17,836
300,000		Eaton Vance Corp	3.625	06/15/23	317,464
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	808,449
500,000		Ford Motor Credit Co LLC	1.724	12/06/17	500,458
500,000		Ford Motor Credit Co LLC	2.145	01/09/18	502,592
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	907,283
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,049,620
500,000		Ford Motor Credit Co LLC	2.240	06/15/18	503,975
400,000		Ford Motor Credit Co LLC	2.875	10/01/18	408,592
52

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$375,000	Ford Motor Credit Co LLC	2.551%	10/05/18	$380,485
400,000	Ford Motor Credit Co LLC	2.943	01/08/19	409,356
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	505,928
300,000	Ford Motor Credit Co LLC	2.021	05/03/19	300,692
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	299,248
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	507,802
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	1,009,384
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	308,006
550,000	Ford Motor Credit Co LLC	3.336	03/18/21	567,041
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,140,341
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	359,171
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	453,346
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	1,031,137
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	976,465
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	533,740
150,000	Franklin Resources, Inc	2.800	09/15/22	156,568
200,000	Franklin Resources, Inc	2.850	03/30/25	206,109
200,000	FS Investment Corp	4.250	01/15/20	205,133
150,000	FS Investment Corp	4.750	05/15/22	154,120
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,518,584
2,443,000	GE Capital International Funding Co	3.373	11/15/25	2,644,987
2,944,000	GE Capital International Funding Co	4.418	11/15/35	3,310,587
800,000	General Electric Capital Corp	2.300	04/27/17	805,506
500,000	General Electric Capital Corp	1.600	11/20/17	503,313
300,000	General Electric Capital Corp	1.625	04/02/18	303,053
1,500,000	General Electric Capital Corp	2.300	01/14/19	1,537,227
200,000	General Electric Capital Corp	2.100	12/11/19	204,867
181,000	General Electric Capital Corp	5.500	01/08/20	204,523
250,000	General Electric Capital Corp	2.200	01/09/20	256,282
532,000	General Electric Capital Corp	4.375	09/16/20	588,348
72,000	General Electric Capital Corp	4.625	01/07/21	81,048
86,000	General Electric Capital Corp	5.300	02/11/21	98,547
200,000	General Electric Capital Corp	4.650	10/17/21	227,880
544,000	General Electric Capital Corp	3.150	09/07/22	578,375
144,000	General Electric Capital Corp	3.100	01/09/23	153,049
1,503,000	General Electric Capital Corp	3.450	05/15/24	1,629,581
752,000	General Electric Capital Corp	6.750	03/15/32	1,058,554
344,000	General Electric Capital Corp	5.875	01/14/38	462,140
352,000	General Electric Capital Corp	6.875	01/10/39	529,639
500,000	General Motors Financial Co, Inc	3.100	01/15/19	509,634
500,000	General Motors Financial Co, Inc	2.400	05/09/19	501,787
200,000	General Motors Financial Co, Inc	3.200	07/13/20	204,801
700,000	General Motors Financial Co, Inc	3.700	11/24/20	728,487
500,000	General Motors Financial Co, Inc	4.200	03/01/21	526,215
875,000	General Motors Financial Co, Inc	3.200	07/06/21	885,809
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,535,967
825,000	General Motors Financial Co, Inc	3.700	05/09/23	839,329
300,000	General Motors Financial Co, Inc	4.300	07/13/25	309,250
225,000	General Motors Financial Co, Inc	5.250	03/01/26	246,401
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	580,254
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,464,761
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	63,905
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	767,219
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,531,389
200,000	Goldman Sachs Group, Inc	2.000	04/25/19	201,306
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,532,830
53

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,505,000	Goldman Sachs Group, Inc	5.375%	03/15/20	$2,774,024
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	965,591
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,308,042
425,000	Goldman Sachs Group, Inc	2.750	09/15/20	435,364
500,000	Goldman Sachs Group, Inc	2.875	02/25/21	512,855
150,000	Goldman Sachs Group, Inc	2.625	04/25/21	152,515
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,467,753
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	499,017
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,698,999
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,902,616
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,611,492
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	531,140
2,325,000	Goldman Sachs Group, Inc	3.500	01/23/25	2,405,787
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	630,393
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	263,252
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	840,528
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	80,473
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,817,341
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,212,022
575,000	Goldman Sachs Group, Inc	5.150	05/22/45	628,545
875,000	Goldman Sachs Group, Inc	4.750	10/21/45	984,443
782,000	HSBC Finance Corp	6.676	01/15/21	898,660
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	519,447
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	541,567
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	204,633
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	219,930
1,710,000	International Lease Finance Corp	3.875	04/15/18	1,750,612
125,000	Invesco Finance plc	3.125	11/30/22	129,726
200,000	Invesco Finance plc	4.000	01/30/24	219,411
200,000	Invesco Finance plc	3.750	01/15/26	214,163
200,000	Invesco Finance plc	5.375	11/30/43	238,578
300,000	Janus Capital Group, Inc	4.875	08/01/25	321,702
425,000	Jefferies Group, Inc	8.500	07/15/19	489,224
500,000	Jefferies Group, Inc	6.875	04/15/21	583,378
600,000	Jefferies Group, Inc	6.450	06/08/27	679,676
700,000	Korea Finance Corp	2.250	08/07/17	705,212
500,000	Korea Finance Corp	2.875	08/22/18	513,985
250,000	Lazard Group LLC	4.250	11/14/20	268,065
150,000	Lazard Group LLC	3.750	02/13/25	151,082
100,000	Legg Mason, Inc	2.700	07/15/19	101,666
400,000	Legg Mason, Inc	5.625	01/15/44	416,082
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,132,296
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,830,782
550,000	Morgan Stanley	5.550	04/27/17	562,692
245,000	Morgan Stanley	5.950	12/28/17	257,965
325,000	Morgan Stanley	1.875	01/05/18	326,319
600,000	Morgan Stanley	2.125	04/25/18	605,024
500,000	Morgan Stanley	2.200	12/07/18	505,210
1,450,000	Morgan Stanley	2.500	01/24/19	1,476,931
500,000	Morgan Stanley	2.450	02/01/19	509,060
796,000	Morgan Stanley	7.300	05/13/19	904,599
4,000,000	Morgan Stanley	2.375	07/23/19	4,069,252
300,000	Morgan Stanley	5.625	09/23/19	332,213
590,000	Morgan Stanley	5.500	01/26/20	654,233
700,000	Morgan Stanley	2.650	01/27/20	715,341
1,000,000	Morgan Stanley	2.800	06/16/20	1,025,927
54

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Morgan Stanley	5.750%	01/25/21	$228,002
475,000		Morgan Stanley	2.500	04/21/21	479,638
1,200,000		Morgan Stanley	5.500	07/28/21	1,368,728
2,500,000		Morgan Stanley	4.875	11/01/22	2,757,648
2,850,000		Morgan Stanley	4.100	05/22/23	3,014,556
1,000,000		Morgan Stanley	3.875	04/29/24	1,070,036
1,100,000		Morgan Stanley	3.700	10/23/24	1,160,500
650,000		Morgan Stanley	4.000	07/23/25	699,388
750,000		Morgan Stanley	5.000	11/24/25	837,258
325,000		Morgan Stanley	3.875	01/27/26	345,703
775,000		Morgan Stanley	3.125	07/27/26	782,729
325,000		Morgan Stanley	4.350	09/08/26	347,163
1,100,000		Morgan Stanley	3.950	04/23/27	1,144,829
600,000		Morgan Stanley	7.250	04/01/32	833,765
1,750,000		Morgan Stanley	4.300	01/27/45	1,878,097
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	242,926
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	269,079
200,000		NASDAQ, Inc	3.850	06/30/26	209,404
300,000		National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	302,314
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	128,106
500,000		National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	511,647
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	368,737
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	208,284
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	214,717
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	416,517
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	214,282
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	507,660
200,000	i	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	215,900
500,000		Nomura Holdings, Inc	2.750	03/19/19	511,358
430,000		Nomura Holdings, Inc	6.700	03/04/20	494,655
300,000		NYSE Euronext	2.000	10/05/17	302,085
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	818,340
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	1,000,923
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	505,590
500,000		Oesterreichische Kontrollbank AG.	1.125	04/26/19	499,525
300,000		Oesterreichische Kontrollbank AG.	1.500	10/21/20	301,541
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	521,643
200,000		PACCAR Financial Corp	1.100	06/06/17	200,029
300,000		PACCAR Financial Corp	1.400	05/18/18	301,718
200,000		PACCAR Financial Corp	1.650	02/25/19	201,904
200,000		PACCAR Financial Corp	1.300	05/10/19	200,057
200,000		PACCAR Financial Corp	1.200	08/12/19	199,397
200,000		PACCAR Financial Corp	2.250	02/25/21	204,184
200,000		PACCAR Financial Corp	1.650	08/11/21	198,691
200,000		Prospect Capital Corp	5.875	03/15/23	204,969
300,000		Raymond James Financial, Inc	5.625	04/01/24	347,041
500,000		Sasol Financing International plc	4.500	11/14/22	512,944
150,000		State Street Corp	1.350	05/15/18	150,089
300,000		State Street Corp	2.550	08/18/20	311,152
300,000		State Street Corp	4.375	03/07/21	333,433
500,000		State Street Corp	1.950	05/19/21	503,853
400,000		State Street Corp	3.100	05/15/23	415,762
350,000		State Street Corp	3.700	11/20/23	383,536
500,000		State Street Corp	3.300	12/16/24	534,018
225,000		State Street Corp	3.550	08/18/25	244,094
500,000		State Street Corp	2.650	05/19/26	506,020
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Stifel Financial Corp	3.500%	12/01/20	$204,310
100,000	Stifel Financial Corp	4.250	07/18/24	101,204
300,000	Synchrony Financial	2.600	01/15/19	303,521
250,000	Synchrony Financial	3.000	08/15/19	255,932
275,000	Synchrony Financial	2.700	02/03/20	278,461
300,000	Synchrony Financial	3.750	08/15/21	315,575
250,000	Synchrony Financial	4.250	08/15/24	262,612
600,000	Synchrony Financial	4.500	07/23/25	634,402
300,000	Synchrony Financial	3.700	08/04/26	298,054
300,000	Syngenta Finance NV	3.125	03/28/22	307,649
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	312,629
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	375,944
150,000	Toyota Motor Credit Corp	2.050	01/12/17	150,323
500,000	Toyota Motor Credit Corp	1.250	10/05/17	500,436
500,000	Toyota Motor Credit Corp	1.375	01/10/18	500,938
500,000	Toyota Motor Credit Corp	1.450	01/12/18	501,862
300,000	Toyota Motor Credit Corp	1.200	04/06/18	300,079
300,000	Toyota Motor Credit Corp	1.550	07/13/18	301,613
500,000	Toyota Motor Credit Corp	2.000	10/24/18	507,296
500,000	Toyota Motor Credit Corp	2.100	01/17/19	508,374
300,000	Toyota Motor Credit Corp	1.700	02/19/19	302,321
350,000	Toyota Motor Credit Corp	1.400	05/20/19	350,415
400,000	Toyota Motor Credit Corp	2.125	07/18/19	407,590
500,000	Toyota Motor Credit Corp	2.150	03/12/20	510,608
300,000	Toyota Motor Credit Corp	1.900	04/08/21	302,533
750,000	Toyota Motor Credit Corp	2.750	05/17/21	783,077
300,000	Toyota Motor Credit Corp	3.400	09/15/21	322,932
300,000	Toyota Motor Credit Corp	2.800	07/13/22	315,041
400,000	Toyota Motor Credit Corp	2.625	01/10/23	414,201
500,000	UBS AG.	1.375	08/14/17	499,956
500,000	UBS AG.	1.800	03/26/18	501,000
162,000	UBS AG.	5.750	04/25/18	172,516
1,750,000	UBS AG.	2.375	08/14/19	1,784,976
1,000,000	UBS AG.	2.350	03/26/20	1,019,904
400,000	Unilever Capital Corp	0.850	08/02/17	399,360
250,000	Unilever Capital Corp	4.800	02/15/19	270,589
300,000	Unilever Capital Corp	2.200	03/06/19	306,777
250,000	Unilever Capital Corp	2.100	07/30/20	255,695
250,000	Unilever Capital Corp	4.250	02/10/21	277,777
300,000	Unilever Capital Corp	1.375	07/28/21	297,811
450,000	Unilever Capital Corp	3.100	07/30/25	482,421
225,000	Unilever Capital Corp	2.000	07/28/26	220,717
330,000	Unilever Capital Corp	5.900	11/15/32	464,615
1,250,000	Wells Fargo & Co	2.100	05/08/17	1,255,394
1,400,000	Wells Fargo & Co	1.500	01/16/18	1,401,316
425,000	Wells Fargo & Co	2.150	01/15/19	430,250
1,000,000	Wells Fargo & Co	2.150	01/30/20	1,007,058
750,000	Wells Fargo & Co	2.600	07/22/20	765,263
450,000	Wells Fargo & Co	2.550	12/07/20	458,780
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,036,849
1,000,000	Wells Fargo & Co	2.500	03/04/21	1,013,847
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,323,338
750,000	Wells Fargo & Co	2.100	07/26/21	747,487
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,713,808
700,000	Wells Fargo & Co	3.450	02/13/23	722,151
500,000	Wells Fargo & Co	4.125	08/15/23	535,323
56

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$334,000	Wells Fargo & Co	4.480%	01/16/24	$365,626
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,300,679
1,750,000	Wells Fargo & Co	3.000	02/19/25	1,778,147
500,000	Wells Fargo & Co	3.550	09/29/25	528,030
1,500,000	Wells Fargo & Co	3.000	04/22/26	1,515,078
650,000	Wells Fargo & Co	4.100	06/03/26	690,043
750,000	Wells Fargo & Co	4.300	07/22/27	808,850
264,000	Wells Fargo & Co	5.375	02/07/35	322,083
725,000	Wells Fargo & Co	5.375	11/02/43	843,657
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,368,601
300,000	Wells Fargo & Co	4.650	11/04/44	316,365
1,000,000	Wells Fargo & Co	3.900	05/01/45	1,031,570
750,000	Wells Fargo & Co	4.900	11/17/45	827,810
750,000	Wells Fargo & Co	4.400	06/14/46	765,495
	TOTAL DIVERSIFIED FINANCIALS			225,373,000

ENERGY - 2.3%
89,000	Anadarko Petroleum Corp	6.375	09/15/17	92,785
465,000	Anadarko Petroleum Corp	8.700	03/15/19	529,409
375,000	Anadarko Petroleum Corp	4.850	03/15/21	403,987
200,000	Anadarko Petroleum Corp	3.450	07/15/24	197,384
350,000	Anadarko Petroleum Corp	5.550	03/15/26	397,621
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,518,476
200,000	Anadarko Petroleum Corp	4.500	07/15/44	183,930
500,000	Anadarko Petroleum Corp	6.600	03/15/46	609,716
400,000	Apache Corp	6.900	09/15/18	436,798
200,000	Apache Corp	3.250	04/15/22	205,245
980,000	Apache Corp	5.100	09/01/40	1,018,631
300,000	Apache Corp	5.250	02/01/42	316,342
350,000	Apache Corp	4.750	04/15/43	359,896
300,000	Apache Corp	4.250	01/15/44	292,140
129,000	Baker Hughes, Inc	3.200	08/15/21	134,535
800,000	Baker Hughes, Inc	5.125	09/15/40	896,990
200,000	Boardwalk Pipelines LP	5.750	09/15/19	213,088
200,000	Boardwalk Pipelines LP	3.375	02/01/23	189,851
200,000	Boardwalk Pipelines LP	5.950	06/01/26	221,239
200,000	BP Capital Markets plc	1.846	05/05/17	200,867
500,000	BP Capital Markets plc	1.375	05/10/18	499,894
300,000	BP Capital Markets plc	2.241	09/26/18	304,650
225,000	BP Capital Markets plc	1.676	05/03/19	225,864
500,000	BP Capital Markets plc	2.237	05/10/19	507,949
1,250,000	BP Capital Markets plc	2.315	02/13/20	1,275,682
300,000	BP Capital Markets plc	4.500	10/01/20	329,840
150,000	BP Capital Markets plc	4.742	03/11/21	168,831
500,000	BP Capital Markets plc	2.112	09/16/21	502,681
650,000	BP Capital Markets plc	3.561	11/01/21	698,317
1,200,000	BP Capital Markets plc	3.245	05/06/22	1,265,900
850,000	BP Capital Markets plc	2.500	11/06/22	858,823
300,000	BP Capital Markets plc	3.994	09/26/23	327,916
500,000	BP Capital Markets plc	3.814	02/10/24	541,509
300,000	BP Capital Markets plc	3.535	11/04/24	318,876
500,000	BP Capital Markets plc	3.506	03/17/25	530,289
500,000	BP Capital Markets plc	3.119	05/04/26	513,546
200,000	BP Capital Markets plc	3.017	01/16/27	202,986
200,000	Buckeye Partners LP	2.650	11/15/18	201,992
200,000	Buckeye Partners LP	4.875	02/01/21	215,481
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Buckeye Partners LP	4.350%	10/15/24	$203,078
200,000	Buckeye Partners LP	5.850	11/15/43	205,734
100,000	Buckeye Partners LP	5.600	10/15/44	103,789
575,000	Burlington Resources Finance Co	7.200	08/15/31	750,185
200,000	Burlington Resources Finance Co	7.400	12/01/31	266,112
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	614,017
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	299,573
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	99,570
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	703,214
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	952,683
500,000	Chevron Corp	1.344	11/09/17	501,704
300,000	Chevron Corp	1.345	11/15/17	300,433
500,000	Chevron Corp	1.104	12/05/17	499,624
400,000	Chevron Corp	1.365	03/02/18	400,694
750,000	Chevron Corp	1.718	06/24/18	754,980
500,000	Chevron Corp	1.790	11/16/18	505,155
200,000	Chevron Corp	4.950	03/03/19	216,512
500,000	Chevron Corp	1.561	05/16/19	502,688
1,000,000	Chevron Corp	2.193	11/15/19	1,020,132
400,000	Chevron Corp	1.961	03/03/20	405,525
750,000	Chevron Corp	2.427	06/24/20	771,603
750,000	Chevron Corp	2.100	05/16/21	762,455
400,000	Chevron Corp	2.411	03/03/22	408,853
1,050,000	Chevron Corp	2.355	12/05/22	1,069,915
500,000	Chevron Corp	2.566	05/16/23	512,169
250,000	Chevron Corp	3.191	06/24/23	266,372
125,000	Chevron Corp	3.326	11/17/25	133,864
750,000	Chevron Corp	2.954	05/16/26	775,464
500,000	Cimarex Energy Co	4.375	06/01/24	522,478
1,500,000	ConocoPhillips Co	1.050	12/15/17	1,489,617
300,000	ConocoPhillips Co	1.500	05/15/18	299,878
600,000	ConocoPhillips Co	5.750	02/01/19	653,562
300,000	ConocoPhillips Co	2.200	05/15/20	303,640
500,000	ConocoPhillips Co	4.200	03/15/21	540,741
300,000	ConocoPhillips Co	2.875	11/15/21	308,240
600,000	ConocoPhillips Co	2.400	12/15/22	595,030
300,000	ConocoPhillips Co	3.350	11/15/24	307,309
300,000	ConocoPhillips Co	4.150	11/15/34	299,983
250,000	ConocoPhillips Co	5.900	05/15/38	301,819
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,340,101
300,000	ConocoPhillips Co	4.300	11/15/44	308,184
500,000	ConocoPhillips Co	5.950	03/15/46	633,790
500,000	ConocoPhillips Holding Co	6.950	04/15/29	636,263
525,000	Devon Energy Corp	3.250	05/15/22	521,290
300,000	Devon Energy Corp	5.850	12/15/25	339,903
600,000	Devon Energy Corp	7.950	04/15/32	737,471
700,000	Devon Energy Corp	4.750	05/15/42	654,009
300,000	Devon Energy Corp	5.000	06/15/45	292,525
300,000	Ecopetrol S.A.	4.250	09/18/18	310,875
550,000	Ecopetrol S.A.	7.625	07/23/19	627,687
725,000	Ecopetrol S.A.	5.875	09/18/23	782,130
1,000,000	Ecopetrol S.A.	4.125	01/16/25	970,950
400,000	Ecopetrol S.A.	5.375	06/26/26	416,380
200,000	Ecopetrol S.A.	7.375	09/18/43	210,500
300,000	Ecopetrol S.A.	5.875	05/28/45	276,000
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	310,398
58

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		El Paso Pipeline Partners Operating Co LLC	4.700%	11/01/42	$369,811
300,000	g	Emera US Finance LP	2.150	06/15/19	303,260
300,000	g	Emera US Finance LP	2.700	06/15/21	307,029
300,000	g	Emera US Finance LP	3.550	06/15/26	311,113
300,000	g	Emera US Finance LP	4.750	06/15/46	322,408
495,000		Enbridge Energy Partners LP	5.200	03/15/20	530,506
175,000		Enbridge Energy Partners LP	4.375	10/15/20	184,574
200,000		Enbridge Energy Partners LP	5.875	10/15/25	230,054
300,000		Enbridge Energy Partners LP	5.500	09/15/40	308,056
200,000		Enbridge Energy Partners LP	7.375	10/15/45	253,426
1,000,000		EnCana Corp	3.900	11/15/21	1,001,980
1,000,000		EnCana Corp	6.500	08/15/34	1,046,770
300,000		Enterprise Products Operating LLC	1.650	05/07/18	300,099
130,000		Enterprise Products Operating LLC	6.500	01/31/19	144,190
600,000		Enterprise Products Operating LLC	5.200	09/01/20	669,989
100,000		Enterprise Products Operating LLC	2.850	04/15/21	102,971
400,000		Enterprise Products Operating LLC	4.050	02/15/22	433,937
1,100,000		Enterprise Products Operating LLC	3.350	03/15/23	1,126,066
800,000		Enterprise Products Operating LLC	3.900	02/15/24	837,153
300,000		Enterprise Products Operating LLC	3.700	02/15/26	309,008
500,000		Enterprise Products Operating LLC	3.950	02/15/27	523,398
480,000		Enterprise Products Operating LLC	6.125	10/15/39	551,290
300,000		Enterprise Products Operating LLC	4.850	08/15/42	312,328
100,000		Enterprise Products Operating LLC	4.450	02/15/43	98,165
1,000,000		Enterprise Products Operating LLC	4.850	03/15/44	1,041,689
500,000		Enterprise Products Operating LLC	5.100	02/15/45	539,000
300,000		Enterprise Products Operating LLC	4.900	05/15/46	316,072
200,000		Enterprise Products Operating LLC	4.950	10/15/54	202,737
700,000		EOG Resources, Inc	2.450	04/01/20	709,986
440,000		EOG Resources, Inc	4.100	02/01/21	474,115
600,000		EOG Resources, Inc	2.625	03/15/23	599,241
150,000		EOG Resources, Inc	4.150	01/15/26	163,928
200,000		EOG Resources, Inc	3.900	04/01/35	199,821
200,000		EOG Resources, Inc	5.100	01/15/36	227,566
50,000		EQT Corp	6.500	04/01/18	52,408
550,000		EQT Corp	8.125	06/01/19	628,636
500,000		Exxon Mobil Corp	1.439	03/01/18	502,076
500,000		Exxon Mobil Corp	1.305	03/06/18	501,499
750,000		Exxon Mobil Corp	1.708	03/01/19	757,959
500,000		Exxon Mobil Corp	1.819	03/15/19	506,411
500,000		Exxon Mobil Corp	1.912	03/06/20	509,193
750,000		Exxon Mobil Corp	2.222	03/01/21	766,424
500,000		Exxon Mobil Corp	2.397	03/06/22	512,607
500,000		Exxon Mobil Corp	2.726	03/01/23	517,877
500,000		Exxon Mobil Corp	3.176	03/15/24	532,355
500,000		Exxon Mobil Corp	2.709	03/06/25	514,070
550,000		Exxon Mobil Corp	3.043	03/01/26	575,850
500,000		Exxon Mobil Corp	3.567	03/06/45	508,016
850,000		Exxon Mobil Corp	4.114	03/01/46	946,205
200,000		Gulf South Pipeline Co LP	4.000	06/15/22	193,799
400,000		Halliburton Co	2.000	08/01/18	402,652
400,000		Halliburton Co	6.150	09/15/19	448,310
1,350,000		Halliburton Co	3.800	11/15/25	1,396,526
500,000		Halliburton Co	4.850	11/15/35	537,682
250,000		Halliburton Co	4.500	11/15/41	248,402
600,000		Halliburton Co	4.750	08/01/43	634,843
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Halliburton Co	5.000%	11/15/45	$820,617
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	211,169
200,000	Hess Corp	1.300	06/15/17	199,999
200,000	Hess Corp	3.500	07/15/24	196,226
300,000	Hess Corp	4.300	04/01/27	302,476
940,000	Hess Corp	5.600	02/15/41	936,421
300,000	Hess Corp	5.800	04/01/47	307,039
200,000	HollyFrontier Corp	5.875	04/01/26	217,894
30,000	Husky Energy, Inc	7.250	12/15/19	34,673
200,000	Husky Energy, Inc	3.950	04/15/22	211,808
500,000	Husky Energy, Inc	4.000	04/15/24	522,106
130,000	Husky Energy, Inc	6.800	09/15/37	158,074
200,000	Magellan Midstream Partners LP	6.550	07/15/19	224,006
125,000	Magellan Midstream Partners LP	4.250	02/01/21	134,569
200,000	Magellan Midstream Partners LP	3.200	03/15/25	201,025
100,000	Magellan Midstream Partners LP	5.000	03/01/26	113,991
500,000	Magellan Midstream Partners LP	4.200	12/01/42	487,435
100,000	Magellan Midstream Partners LP	4.250	09/15/46	99,481
400,000	Marathon Oil Corp	6.000	10/01/17	413,608
650,000	Marathon Oil Corp	2.800	11/01/22	602,061
300,000	Marathon Oil Corp	3.850	06/01/25	285,053
255,000	Marathon Oil Corp	6.600	10/01/37	261,260
200,000	Marathon Oil Corp	5.200	06/01/45	179,720
200,000	Marathon Petroleum Corp	2.700	12/14/18	204,307
250,000	Marathon Petroleum Corp	3.400	12/15/20	259,826
250,000	Marathon Petroleum Corp	5.125	03/01/21	276,207
100,000	Marathon Petroleum Corp	3.625	09/15/24	100,801
350,000	Marathon Petroleum Corp	6.500	03/01/41	383,421
250,000	Marathon Petroleum Corp	4.750	09/15/44	224,336
250,000	Marathon Petroleum Corp	5.850	12/15/45	254,516
200,000	Marathon Petroleum Corp	5.000	09/15/54	175,818
125,000	Nabors Industries, Inc	6.150	02/15/18	130,108
350,000	Nabors Industries, Inc	4.625	09/15/21	329,852
100,000	Nabors Industries, Inc	5.100	09/15/23	96,606
100,000	National Oilwell Varco, Inc	1.350	12/01/17	99,577
300,000	National Oilwell Varco, Inc	2.600	12/01/22	283,163
300,000	National Oilwell Varco, Inc	3.950	12/01/42	236,862
935,000	Nexen, Inc	6.400	05/15/37	1,235,919
150,000	Noble Energy, Inc	8.250	03/01/19	171,596
750,000	Noble Energy, Inc	3.900	11/15/24	765,332
700,000	Noble Energy, Inc	6.000	03/01/41	758,841
300,000	Noble Energy, Inc	5.250	11/15/43	305,532
250,000	Occidental Petroleum Corp	1.500	02/15/18	250,768
250,000	Occidental Petroleum Corp	3.125	02/15/22	262,410
200,000	Occidental Petroleum Corp	2.600	04/15/22	204,319
550,000	Occidental Petroleum Corp	2.700	02/15/23	561,136
750,000	Occidental Petroleum Corp	3.500	06/15/25	798,978
100,000	Occidental Petroleum Corp	3.400	04/15/26	105,858
300,000	Occidental Petroleum Corp	4.625	06/15/45	339,956
240,000	Occidental Petroleum Corp	4.400	04/15/46	265,629
200,000	Oceaneering International, Inc	4.650	11/15/24	201,439
300,000	ONE Gas, Inc	2.070	02/01/19	304,489
100,000	ONE Gas, Inc	3.610	02/01/24	107,833
100,000	ONE Gas, Inc	4.658	02/01/44	116,206
406,000	Panhandle Eastern Pipeline Co LP	7.000	06/15/18	432,216
785,000	Pemex Project Funding Master Trust	5.750	03/01/18	827,390
60

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$75,000		Petro-Canada	6.800%	05/15/38	$98,672
400,000		Petroleos Mexicanos	3.500	07/18/18	409,200
200,000		Petroleos Mexicanos	3.125	01/23/19	201,800
350,000	g	Petroleos Mexicanos	5.500	02/04/19	369,075
980,000		Petroleos Mexicanos	8.000	05/03/19	1,103,970
775,000		Petroleos Mexicanos	6.000	03/05/20	837,000
500,000		Petroleos Mexicanos	3.500	07/23/20	503,500
800,000		Petroleos Mexicanos	5.500	01/21/21	846,000
300,000	g	Petroleos Mexicanos	6.375	02/04/21	327,030
240,000		Petroleos Mexicanos	4.875	01/24/22	244,200
195,000		Petroleos Mexicanos	1.700	12/20/22	194,971
195,000		Petroleos Mexicanos	2.000	12/20/22	196,790
400,000		Petroleos Mexicanos	3.500	01/30/23	377,020
500,000	g	Petroleos Mexicanos	4.625	09/21/23	502,450
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,518,750
950,000		Petroleos Mexicanos	4.500	01/23/26	923,875
500,000	g	Petroleos Mexicanos	6.875	08/04/26	563,725
2,040,000		Petroleos Mexicanos	6.500	06/02/41	1,983,900
2,690,000		Petroleos Mexicanos	5.500	06/27/44	2,331,961
575,000		Petroleos Mexicanos	6.375	01/23/45	549,125
1,000,000		Petroleos Mexicanos	5.625	01/23/46	874,500
300,000	g	Petroleos Mexicanos	6.750	09/21/47	298,800
900,000		Phillips 66	2.950	05/01/17	908,090
650,000		Phillips 66	4.300	04/01/22	714,563
538,000		Phillips 66	4.650	11/15/34	583,315
400,000		Phillips 66	5.875	05/01/42	503,060
400,000		Phillips 66	4.875	11/15/44	445,437
125,000		Pioneer Natural Resources Co	3.450	01/15/21	129,991
375,000		Pioneer Natural Resources Co	3.950	07/15/22	399,084
200,000		Pioneer Natural Resources Co	4.450	01/15/26	217,029
200,000		Plains All American Pipeline LP	2.600	12/15/19	201,688
700,000		Plains All American Pipeline LP	5.000	02/01/21	759,567
200,000		Plains All American Pipeline LP	2.850	01/31/23	190,006
400,000		Plains All American Pipeline LP	3.850	10/15/23	398,397
200,000		Plains All American Pipeline LP	3.600	11/01/24	194,490
300,000		Plains All American Pipeline LP	4.650	10/15/25	311,870
100,000		Plains All American Pipeline LP	6.650	01/15/37	108,540
250,000		Plains All American Pipeline LP	5.150	06/01/42	234,645
300,000		Plains All American Pipeline LP	4.700	06/15/44	264,373
300,000		Plains All American Pipeline LP	4.900	02/15/45	275,510
750,000		Schlumberger Investment S.A.	3.650	12/01/23	811,908
300,000		Shell International Finance BV	1.250	11/10/17	300,509
300,000		Shell International Finance BV	1.625	11/10/18	300,854
500,000		Shell International Finance BV	2.000	11/15/18	506,216
500,000		Shell International Finance BV	1.375	05/10/19	498,587
500,000		Shell International Finance BV	1.375	09/12/19	498,483
805,000		Shell International Finance BV	4.300	09/22/19	867,433
1,130,000		Shell International Finance BV	4.375	03/25/20	1,234,455
500,000		Shell International Finance BV	2.125	05/11/20	507,574
300,000		Shell International Finance BV	2.250	11/10/20	305,589
500,000		Shell International Finance BV	1.875	05/10/21	500,387
500,000		Shell International Finance BV	1.750	09/12/21	497,279
200,000		Shell International Finance BV	2.375	08/21/22	203,318
500,000		Shell International Finance BV	2.250	01/06/23	498,819
500,000		Shell International Finance BV	3.400	08/12/23	533,868
1,300,000		Shell International Finance BV	3.250	05/11/25	1,370,314
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Shell International Finance BV	2.875%	05/10/26	$1,528,334
500,000	Shell International Finance BV	2.500	09/12/26	491,930
500,000	Shell International Finance BV	4.125	05/11/35	539,110
421,000	Shell International Finance BV	6.375	12/15/38	573,791
200,000	Shell International Finance BV	3.625	08/21/42	193,866
1,000,000	Shell International Finance BV	4.550	08/12/43	1,105,734
1,000,000	Shell International Finance BV	4.375	05/11/45	1,080,061
425,000	Shell International Finance BV	4.000	05/10/46	435,945
750,000	Shell International Finance BV	3.750	09/12/46	743,213
350,000	Statoil ASA	3.125	08/17/17	355,619
500,000	Statoil ASA	1.250	11/09/17	499,699
375,000	Statoil ASA	1.200	01/17/18	374,504
300,000	Statoil ASA	1.150	05/15/18	299,331
300,000	Statoil ASA	1.950	11/08/18	302,929
450,000	Statoil ASA	5.250	04/15/19	492,605
500,000	Statoil ASA	2.250	11/08/19	509,760
300,000	Statoil ASA	2.900	11/08/20	314,333
500,000	Statoil ASA	2.750	11/10/21	521,423
250,000	Statoil ASA	3.150	01/23/22	265,076
375,000	Statoil ASA	2.450	01/17/23	382,454
300,000	Statoil ASA	2.650	01/15/24	307,225
300,000	Statoil ASA	3.700	03/01/24	326,211
500,000	Statoil ASA	3.250	11/10/24	532,384
200,000	Statoil ASA	5.100	08/17/40	239,809
400,000	Statoil ASA	4.250	11/23/41	427,547
300,000	Statoil ASA	3.950	05/15/43	310,106
1,300,000	Statoil ASA	4.800	11/08/43	1,521,183
550,000	Suncor Energy, Inc	6.100	06/01/18	590,751
750,000	Suncor Energy, Inc	3.600	12/01/24	786,574
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,836,799
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	311,774
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	305,100
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	214,562
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	300,003
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	231,915
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	408,136
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	108,542
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	204,795
200,000	Total Capital Canada Ltd	1.450	01/15/18	200,566
300,000	Total Capital Canada Ltd	2.750	07/15/23	310,448
300,000	Total Capital International S.A.	2.125	01/10/19	305,321
500,000	Total Capital International S.A.	2.100	06/19/19	509,837
300,000	Total Capital International S.A.	2.750	06/19/21	313,358
1,000,000	Total Capital International S.A.	2.875	02/17/22	1,048,861
400,000	Total Capital International S.A.	2.700	01/25/23	412,100
300,000	Total Capital International S.A.	3.700	01/15/24	329,321
300,000	Total Capital International S.A.	3.750	04/10/24	330,983
500,000	TransCanada PipeLines Ltd	1.625	11/09/17	501,314
300,000	TransCanada PipeLines Ltd	1.875	01/12/18	301,196
500,000	TransCanada PipeLines Ltd	3.125	01/15/19	514,475
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	642,689
1,050,000	TransCanada PipeLines Ltd	2.500	08/01/22	1,053,207
200,000	TransCanada PipeLines Ltd	3.750	10/16/23	213,660
500,000	TransCanada PipeLines Ltd	4.875	01/15/26	578,776
500,000	TransCanada PipeLines Ltd	4.625	03/01/34	552,342
340,000	TransCanada PipeLines Ltd	5.850	03/15/36	415,566
62

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$469,000		TransCanada PipeLines Ltd	7.625%	01/15/39	$695,723
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	255,870
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	231,802
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	238,650
500,000	i	Transcanada Trust	5.875	08/15/76	529,000
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,073,215
400,000		Vale Overseas Ltd	5.875	06/10/21	418,800
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,524,653
150,000		Vale Overseas Ltd	8.250	01/17/34	161,625
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,134,900
680,000		Valero Energy Corp	6.125	02/01/20	767,297
400,000		Valero Energy Corp	3.650	03/15/25	408,868
500,000		Valero Energy Corp	3.400	09/15/26	493,956
330,000		Valero Energy Corp	7.500	04/15/32	410,034
500,000		Valero Energy Corp	6.625	06/15/37	586,938
300,000		Valero Energy Corp	4.900	03/15/45	297,144
300,000		XTO Energy, Inc	6.250	08/01/17	313,064
		TOTAL ENERGY			161,924,554

FOOD & STAPLES RETAILING - 0.4%
1,000,000		CVS Health Corp	1.900	07/20/18	1,009,639
750,000		CVS Health Corp	2.250	08/12/19	764,452
1,000,000		CVS Health Corp	2.800	07/20/20	1,036,800
500,000		CVS Health Corp	4.125	05/15/21	546,465
650,000		CVS Health Corp	2.125	06/01/21	656,644
500,000		CVS Health Corp	3.500	07/20/22	535,239
500,000		CVS Health Corp	2.750	12/01/22	514,955
250,000		CVS Health Corp	4.000	12/05/23	275,492
900,000		CVS Health Corp	3.375	08/12/24	952,987
819,000		CVS Health Corp	3.875	07/20/25	892,085
600,000		CVS Health Corp	2.875	06/01/26	609,278
400,000		CVS Health Corp	5.300	12/05/43	497,172
1,500,000		CVS Health Corp	5.125	07/20/45	1,828,838
235,000		Delhaize Group S.A.	5.700	10/01/40	285,060
700,000		Kroger Co	6.400	08/15/17	731,859
55,000		Kroger Co	6.800	12/15/18	61,435
100,000		Kroger Co	2.000	01/15/19	101,269
225,000		Kroger Co	1.500	09/30/19	224,538
445,000		Kroger Co	6.150	01/15/20	505,766
200,000		Kroger Co	2.950	11/01/21	208,530
200,000		Kroger Co	3.400	04/15/22	212,166
200,000		Kroger Co	3.850	08/01/23	216,869
300,000		Kroger Co	4.000	02/01/24	330,463
100,000		Kroger Co	3.500	02/01/26	107,510
300,000		Kroger Co	2.650	10/15/26	298,289
100,000		Kroger Co	6.900	04/15/38	139,320
250,000		Kroger Co	5.000	04/15/42	291,763
300,000		Kroger Co	5.150	08/01/43	361,010
300,000		Kroger Co	3.875	10/15/46	302,701
200,000		Starbucks Corp	2.000	12/05/18	203,580
200,000		Starbucks Corp	2.100	02/04/21	204,121
200,000		Starbucks Corp	2.700	06/15/22	209,934
350,000		Starbucks Corp	3.850	10/01/23	390,677
175,000		Starbucks Corp	2.450	06/15/26	177,851
200,000		Starbucks Corp	4.300	06/15/45	237,042
200,000		SYSCO Corp	5.250	02/12/18	209,990
63

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		SYSCO Corp	1.900%	04/01/19	$302,387
500,000		SYSCO Corp	2.600	10/01/20	514,772
125,000		SYSCO Corp	2.500	07/15/21	127,688
250,000		SYSCO Corp	2.600	06/12/22	254,760
225,000		SYSCO Corp	3.300	07/15/26	233,391
100,000		SYSCO Corp	5.375	09/21/35	120,084
300,000		SYSCO Corp	4.850	10/01/45	343,447
500,000		SYSCO Corp	4.500	04/01/46	543,401
25,000		Walgreen Co	5.250	01/15/19	27,003
200,000		Walgreen Co	3.100	09/15/22	208,363
200,000		Walgreen Co	4.400	09/15/42	208,307
150,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	150,720
300,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	301,633
1,125,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	1,159,201
400,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	409,376
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	528,781
500,000		Walgreens Boots Alliance, Inc	3.100	06/01/23	515,886
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	430,027
1,000,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,038,765
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	427,467
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	442,019
125,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	136,535
200,000	g	Whole Foods Market, Inc	5.200	12/03/25	217,340
		TOTAL FOOD & STAPLES RETAILING			24,773,142

FOOD, BEVERAGE & TOBACCO - 1.4%
228,000		Altria Group, Inc	9.250	08/06/19	276,960
300,000		Altria Group, Inc	2.625	01/14/20	310,323
1,800,000		Altria Group, Inc	4.750	05/05/21	2,034,781
800,000		Altria Group, Inc	2.850	08/09/22	835,386
200,000		Altria Group, Inc	2.950	05/02/23	209,555
200,000		Altria Group, Inc	2.625	09/16/26	202,330
800,000		Altria Group, Inc	4.250	08/09/42	870,595
300,000		Altria Group, Inc	4.500	05/02/43	337,293
600,000		Altria Group, Inc	5.375	01/31/44	759,734
300,000		Altria Group, Inc	3.875	09/16/46	312,289
2,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	2,019,820
500,000		Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	508,502
2,000,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,063,928
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	510,370
2,000,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,109,350
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	540,617
6,100,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	6,532,386
2,500,000		Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,877,157
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,160,539
3,025,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,628,028
1,390,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,544,718
2,750,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,804,563
485,000		Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	657,169
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	501,727
719,000		Archer-Daniels-Midland Co	5.450	03/15/18	764,009
400,000		Archer-Daniels-Midland Co	2.500	08/11/26	398,978
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	806,792
200,000		Beam, Inc	1.750	06/15/18	200,438
200,000		Beam, Inc	3.250	05/15/22	206,522
200,000		Beam, Inc	3.250	06/15/23	204,693
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	Bottling Group LLC	5.125%	01/15/19	$488,045
200,000	Brown-Forman Corp	1.000	01/15/18	199,568
200,000	Brown-Forman Corp	2.250	01/15/23	200,584
200,000	Brown-Forman Corp	4.500	07/15/45	230,199
100,000	Bunge Ltd	3.200	06/15/17	101,290
100,000	Bunge Ltd	8.500	06/15/19	117,168
500,000	Bunge Ltd	3.500	11/24/20	522,988
325,000	Campbell Soup Co	3.050	07/15/17	329,775
100,000	Campbell Soup Co	4.250	04/15/21	110,668
150,000	Campbell Soup Co	2.500	08/02/22	153,593
150,000	Campbell Soup Co	3.800	08/02/42	150,574
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	320,828
400,000	Coca-Cola Co	1.150	04/01/18	400,411
300,000	Coca-Cola Co	2.500	04/01/23	309,680
500,000	Coca-Cola Co	1.650	03/14/18	504,150
300,000	Coca-Cola Co	1.650	11/01/18	303,430
500,000	Coca-Cola Co	1.375	05/30/19	501,193
500,000	Coca-Cola Co	1.875	10/27/20	508,433
300,000	Coca-Cola Co	2.450	11/01/20	312,552
410,000	Coca-Cola Co	3.150	11/15/20	439,999
400,000	Coca-Cola Co	1.550	09/01/21	398,446
1,000,000	Coca-Cola Co	3.200	11/01/23	1,076,140
500,000	Coca-Cola Co	2.875	10/27/25	527,092
300,000	Coca-Cola Co	2.550	06/01/26	307,374
400,000	Coca-Cola Co	2.250	09/01/26	397,644
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	105,887
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	105,097
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	203,435
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	108,857
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	538,016
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	236,704
1,100,000	ConAgra Foods, Inc	1.900	01/25/18	1,106,421
52,000	ConAgra Foods, Inc	7.000	04/15/19	58,133
200,000	ConAgra Foods, Inc	3.250	09/15/22	207,735
72,000	ConAgra Foods, Inc	3.200	01/25/23	74,872
100,000	ConAgra Foods, Inc	7.000	10/01/28	128,966
100,000	Corn Products International, Inc	4.625	11/01/20	109,417
500,000	Diageo Capital plc	1.500	05/11/17	501,448
325,000	Diageo Capital plc	5.750	10/23/17	340,142
500,000	Diageo Capital plc	1.125	04/29/18	499,071
200,000	Diageo Capital plc	5.875	09/30/36	267,528
400,000	Diageo Capital plc	3.875	04/29/43	422,690
350,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	358,825
150,000	Dr Pepper Snapple Group, Inc	2.000	01/15/20	150,455
150,000	Dr Pepper Snapple Group, Inc	2.700	11/15/22	153,732
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	213,625
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	199,278
200,000	Dr Pepper Snapple Group, Inc	4.500	11/15/45	227,315
150,000	Flowers Foods, Inc	4.375	04/01/22	162,201
100,000	Flowers Foods, Inc	3.500	10/01/26	99,858
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	199,724
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	307,372
500,000	General Mills, Inc	1.400	10/20/17	501,169
210,000	General Mills, Inc	5.650	02/15/19	230,000
175,000	General Mills, Inc	2.200	10/21/19	178,570
200,000	General Mills, Inc	3.150	12/15/21	212,329
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	General Mills, Inc	3.650%	02/15/24	$547,535
150,000	General Mills, Inc	5.400	06/15/40	187,306
100,000	General Mills, Inc	4.150	02/15/43	108,511
100,000	Hershey Co	1.500	11/01/16	100,043
150,000	Hershey Co	4.125	12/01/20	165,288
500,000	Hershey Co	2.300	08/15/26	495,695
300,000	Hershey Co	3.375	08/15/46	298,148
250,000	Ingredion, Inc	1.800	09/25/17	250,540
300,000	Ingredion, Inc	3.200	10/01/26	306,827
125,000	JM Smucker Co	1.750	03/15/18	125,754
175,000	JM Smucker Co	2.500	03/15/20	179,278
100,000	JM Smucker Co	3.500	10/15/21	107,466
300,000	JM Smucker Co	3.000	03/15/22	314,221
100,000	JM Smucker Co	3.500	03/15/25	107,158
300,000	JM Smucker Co	4.250	03/15/35	330,807
300,000	JM Smucker Co	4.375	03/15/45	332,074
100,000	Kellogg Co	1.875	11/17/16	100,150
200,000	Kellogg Co	1.750	05/17/17	200,717
1,279,000	Kellogg Co	4.000	12/15/20	1,399,324
125,000	Kellogg Co	3.250	04/01/26	130,472
150,000	Kellogg Co	4.500	04/01/46	162,664
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,620,459
300,000	Kraft Foods Group, Inc	6.500	02/09/40	403,497
700,000	Kraft Foods Group, Inc	5.000	06/04/42	806,175
275,000	Kraft Heinz Foods Co	2.000	07/02/18	277,717
300,000	Kraft Heinz Foods Co	2.800	07/02/20	310,915
200,000	Kraft Heinz Foods Co	3.500	07/15/22	212,408
900,000	Kraft Heinz Foods Co	3.950	07/15/25	974,296
1,000,000	Kraft Heinz Foods Co	3.000	06/01/26	1,008,617
200,000	Kraft Heinz Foods Co	5.000	07/15/35	231,408
1,000,000	Kraft Heinz Foods Co	5.200	07/15/45	1,185,520
1,000,000	Kraft Heinz Foods Co	4.375	06/01/46	1,060,764
200,000	McCormick & Co, Inc	3.500	09/01/23	214,612
200,000	McCormick & Co, Inc	3.250	11/15/25	213,018
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	422,602
100,000	Mead Johnson Nutrition Co	3.000	11/15/20	104,158
225,000	Mead Johnson Nutrition Co	4.125	11/15/25	244,086
350,000	Mead Johnson Nutrition Co	4.600	06/01/44	374,536
350,000	Molson Coors Brewing Co	1.450	07/15/19	348,960
500,000	Molson Coors Brewing Co	2.100	07/15/21	504,638
150,000	Molson Coors Brewing Co	3.500	05/01/22	160,642
750,000	Molson Coors Brewing Co	3.000	07/15/26	755,678
300,000	Molson Coors Brewing Co	5.000	05/01/42	348,272
750,000	Molson Coors Brewing Co	4.200	07/15/46	783,511
750,000	Mondelez International, Inc	2.250	02/01/19	763,035
1,400,000	Mondelez International, Inc	4.000	02/01/24	1,532,630
250,000	PepsiCo, Inc	1.125	07/17/17	250,134
125,000	PepsiCo, Inc	1.000	10/13/17	125,020
840,000	PepsiCo, Inc	7.900	11/01/18	952,716
400,000	PepsiCo, Inc	2.250	01/07/19	409,261
100,000	PepsiCo, Inc	1.500	02/22/19	100,701
100,000	PepsiCo, Inc	4.500	01/15/20	109,862
500,000	PepsiCo, Inc	1.850	04/30/20	507,670
300,000	PepsiCo, Inc	2.150	10/14/20	307,893
400,000	PepsiCo, Inc	3.125	11/01/20	424,998
200,000	PepsiCo, Inc	3.000	08/25/21	211,697
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	PepsiCo, Inc	2.750%	03/05/22	$421,476
300,000	PepsiCo, Inc	3.100	07/17/22	320,997
500,000	PepsiCo, Inc	2.750	03/01/23	524,718
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,097,163
300,000	PepsiCo, Inc	2.750	04/30/25	312,044
425,000	PepsiCo, Inc	3.500	07/17/25	465,641
100,000	PepsiCo, Inc	2.850	02/24/26	104,861
310,000	PepsiCo, Inc	4.875	11/01/40	377,851
400,000	PepsiCo, Inc	4.000	03/05/42	435,859
200,000	PepsiCo, Inc	3.600	08/13/42	207,433
450,000	PepsiCo, Inc	4.600	07/17/45	541,587
800,000	PepsiCo, Inc	4.450	04/14/46	946,487
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,390,210
300,000	Philip Morris International, Inc	1.875	01/15/19	303,184
300,000	Philip Morris International, Inc	1.375	02/25/19	300,619
200,000	Philip Morris International, Inc	2.900	11/15/21	209,921
200,000	Philip Morris International, Inc	2.500	08/22/22	205,440
500,000	Philip Morris International, Inc	2.625	03/06/23	514,230
300,000	Philip Morris International, Inc	2.125	05/10/23	299,488
300,000	Philip Morris International, Inc	3.600	11/15/23	327,982
500,000	Philip Morris International, Inc	3.250	11/10/24	533,323
300,000	Philip Morris International, Inc	3.375	08/11/25	323,933
200,000	Philip Morris International, Inc	2.750	02/25/26	205,292
240,000	Philip Morris International, Inc	6.375	05/16/38	335,437
150,000	Philip Morris International, Inc	4.375	11/15/41	167,017
200,000	Philip Morris International, Inc	4.500	03/20/42	226,230
150,000	Philip Morris International, Inc	3.875	08/21/42	155,779
300,000	Philip Morris International, Inc	4.125	03/04/43	323,476
200,000	Philip Morris International, Inc	4.875	11/15/43	241,467
800,000	Philip Morris International, Inc	4.250	11/10/44	890,310
1,050,000	Reynolds American, Inc	2.300	06/12/18	1,064,712
270,000	Reynolds American, Inc	6.875	05/01/20	316,192
175,000	Reynolds American, Inc	3.250	06/12/20	184,123
750,000	Reynolds American, Inc	4.000	06/12/22	814,837
200,000	Reynolds American, Inc	4.850	09/15/23	229,004
750,000	Reynolds American, Inc	5.700	08/15/35	928,722
65,000	Reynolds American, Inc	7.250	06/15/37	89,203
200,000	Reynolds American, Inc	6.150	09/15/43	264,257
750,000	Reynolds American, Inc	5.850	08/15/45	973,515
133,000	Sara Lee Corp	4.100	09/15/20	140,715
400,000	Tyson Foods, Inc	4.500	06/15/22	444,162
500,000	Tyson Foods, Inc	3.950	08/15/24	539,935
500,000	Tyson Foods, Inc	5.150	08/15/44	590,319
	TOTAL FOOD, BEVERAGE & TOBACCO			96,811,483

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
200,000	Allergan, Inc	1.350	03/15/18	199,243
250,000	Allergan, Inc	3.375	09/15/20	261,638
200,000	Allergan, Inc	2.800	03/15/23	199,181
200,000	Allina Health System	4.805	11/15/45	240,153
450,000	AmerisourceBergen Corp	1.150	05/15/17	449,709
100,000	AmerisourceBergen Corp	3.500	11/15/21	106,960
400,000	AmerisourceBergen Corp	3.400	05/15/24	422,714
200,000	AmerisourceBergen Corp	3.250	03/01/25	211,513
400,000	Ascension Health	3.945	11/15/46	437,752
200,000	Ascension Health, Inc	4.847	11/15/53	247,799
67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Baxter International, Inc	1.700%	08/15/21	$297,843
300,000	Baxter International, Inc	2.600	08/15/26	296,735
300,000	Baxter International, Inc	3.500	08/15/46	283,511
290,000	Baylor Scott & White Holdings	4.185	11/15/45	319,003
200,000	Baylor Scott & White Holdings	3.967	11/15/46	213,328
100,000	Becton Dickinson & Co	1.450	05/15/17	100,165
750,000	Becton Dickinson & Co	1.800	12/15/17	753,662
25,000	Becton Dickinson & Co	5.000	05/15/19	27,169
100,000	Becton Dickinson & Co	6.375	08/01/19	112,829
475,000	Becton Dickinson & Co	2.675	12/15/19	490,497
150,000	Becton Dickinson & Co	3.250	11/12/20	157,701
850,000	Becton Dickinson & Co	3.125	11/08/21	893,441
200,000	Becton Dickinson & Co	3.300	03/01/23	211,217
325,000	Becton Dickinson & Co	3.734	12/15/24	352,656
300,000	Becton Dickinson & Co	4.875	05/15/44	345,940
500,000	Becton Dickinson & Co	4.685	12/15/44	571,672
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	109,436
650,000	Boston Scientific Corp	6.000	01/15/20	734,329
300,000	Boston Scientific Corp	2.850	05/15/20	309,206
300,000	Boston Scientific Corp	3.375	05/15/22	315,508
150,000	Boston Scientific Corp	4.125	10/01/23	162,700
400,000	Boston Scientific Corp	3.850	05/15/25	425,875
200,000	Cardinal Health, Inc	1.700	03/15/18	200,672
200,000	Cardinal Health, Inc	1.950	06/15/18	201,883
200,000	Cardinal Health, Inc	2.400	11/15/19	204,446
100,000	Cardinal Health, Inc	4.625	12/15/20	110,708
100,000	Cardinal Health, Inc	3.200	06/15/22	105,085
200,000	Cardinal Health, Inc	3.200	03/15/23	209,942
100,000	Cardinal Health, Inc	3.500	11/15/24	106,735
200,000	Cardinal Health, Inc	3.750	09/15/25	216,720
100,000	Cardinal Health, Inc	4.600	03/15/43	110,126
200,000	Cardinal Health, Inc	4.500	11/15/44	220,549
200,000	Cardinal Health, Inc	4.900	09/15/45	236,149
100,000	Coventry Health Care, Inc	5.450	06/15/21	114,035
450,000	Covidien International Finance S.A.	6.000	10/15/17	471,896
650,000	Covidien International Finance S.A.	3.200	06/15/22	690,231
225,000	CR Bard, Inc	1.375	01/15/18	225,061
100,000	CR Bard, Inc	4.400	01/15/21	109,944
200,000	CR Bard, Inc	3.000	05/15/26	202,804
250,000	Dignity Health	3.812	11/01/24	267,178
200,000	Dignity Health	5.267	11/01/64	239,090
100,000	Edwards Lifesciences Corp	2.875	10/15/18	101,916
200,000	Express Scripts Holding Co	1.250	06/02/17	200,055
700,000	Express Scripts Holding Co	2.250	06/15/19	709,959
150,000	Express Scripts Holding Co	3.300	02/25/21	157,654
250,000	Express Scripts Holding Co	4.750	11/15/21	280,080
525,000	Express Scripts Holding Co	3.900	02/15/22	566,521
500,000	Express Scripts Holding Co	3.000	07/15/23	508,009
300,000	Express Scripts Holding Co	3.500	06/15/24	312,893
150,000	Express Scripts Holding Co	4.500	02/25/26	164,622
500,000	Express Scripts Holding Co	3.400	03/01/27	503,173
93,000	Express Scripts Holding Co	6.125	11/15/41	115,434
750,000	Express Scripts Holding Co	4.800	07/15/46	781,377
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	106,506
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	124,373
200,000	Keysight Technologies, Inc	3.300	10/30/19	203,563
68

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Keysight Technologies, Inc	4.550%	10/30/24	$206,919
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	100,657
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	254,185
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	152,821
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	312,456
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	213,228
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	215,505
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	105,101
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	327,110
200,000	Mayo Clinic	4.128	11/15/52	226,451
200,000	Mayo Clinic Rochester	4.000	11/15/47	216,474
25,000	McKesson Corp	5.700	03/01/17	25,476
180,000	McKesson Corp	4.750	03/01/21	199,937
600,000	McKesson Corp	2.700	12/15/22	610,800
200,000	McKesson Corp	2.850	03/15/23	204,726
500,000	McKesson Corp	3.796	03/15/24	539,482
100,000	McKesson Corp	6.000	03/01/41	128,999
375,000	McKesson Corp	4.883	03/15/44	441,912
625,000	Medtronic, Inc	1.500	03/15/18	627,798
250,000	Medtronic, Inc	1.375	04/01/18	250,771
875,000	Medtronic, Inc	2.500	03/15/20	904,925
1,000,000	Medtronic, Inc	3.150	03/15/22	1,062,671
1,000,000	Medtronic, Inc	3.625	03/15/24	1,088,860
1,500,000	Medtronic, Inc	3.500	03/15/25	1,616,220
936,000	Medtronic, Inc	4.375	03/15/35	1,062,787
200,000	Medtronic, Inc	4.500	03/15/42	227,453
1,000,000	Medtronic, Inc	4.625	03/15/44	1,172,570
850,000	Medtronic, Inc	4.625	03/15/45	1,001,086
300,000	New York and Presbyterian Hospital	4.024	08/01/45	327,404
150,000	New York and Presbyterian Hospital	4.063	08/01/56	162,173
140,000	Northwell Healthcare, Inc	3.979	11/01/46	141,603
350,000	NYU Hospitals Center	5.750	07/01/43	457,502
100,000	Owens & Minor, Inc	3.875	09/15/21	103,325
150,000	PerkinElmer, Inc	5.000	11/15/21	165,329
300,000	Quest Diagnostics, Inc	2.700	04/01/19	307,962
200,000	Quest Diagnostics, Inc	2.500	03/30/20	202,357
400,000	Quest Diagnostics, Inc	4.700	04/01/21	443,256
125,000	Quest Diagnostics, Inc	3.500	03/30/25	130,948
300,000	Quest Diagnostics, Inc	4.700	03/30/45	322,766
200,000	Southern Baptist Hospital of Florida, Inc	4.857	07/15/45	244,059
300,000	St. Jude Medical, Inc	2.800	09/15/20	309,260
200,000	St. Jude Medical, Inc	3.250	04/15/23	206,143
300,000	St. Jude Medical, Inc	3.875	09/15/25	319,929
200,000	St. Jude Medical, Inc	4.750	04/15/43	210,960
200,000	Stryker Corp	1.300	04/01/18	200,168
125,000	Stryker Corp	2.000	03/08/19	126,565
90,000	Stryker Corp	4.375	01/15/20	97,926
100,000	Stryker Corp	2.625	03/15/21	103,088
200,000	Stryker Corp	3.375	05/15/24	210,661
200,000	Stryker Corp	3.375	11/01/25	210,202
600,000	Stryker Corp	3.500	03/15/26	635,996
200,000	Stryker Corp	4.100	04/01/43	206,796
200,000	Stryker Corp	4.375	05/15/44	217,185
250,000	Stryker Corp	4.625	03/15/46	280,692
100,000	Texas Health Resources	4.330	11/15/55	112,048
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	352,121
69

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Thermo Fisher Scientific, Inc	2.150%	12/14/18	$202,226
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	101,661
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	681,212
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	257,980
300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	307,332
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	652,251
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	158,549
175,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	174,426
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	238,854
200,000	Trinity Health Corp	4.125	12/01/45	219,212
750,000	Zimmer Holdings, Inc	1.450	04/01/17	750,803
750,000	Zimmer Holdings, Inc	3.150	04/01/22	775,915
625,000	Zimmer Holdings, Inc	3.550	04/01/25	644,511
550,000	Zimmer Holdings, Inc	4.250	08/15/35	559,236
106,000	Zimmer Holdings, Inc	5.750	11/30/39	127,635
300,000	Zimmer Holdings, Inc	4.450	08/15/45	307,996
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			45,806,077

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	108,476
100,000	Clorox Co	3.050	09/15/22	104,556
200,000	Clorox Co	3.500	12/15/24	213,895
100,000	Colgate-Palmolive Co	0.900	05/01/18	99,779
300,000	Colgate-Palmolive Co	1.750	03/15/19	304,576
200,000	Colgate-Palmolive Co	2.300	05/03/22	206,690
200,000	Colgate-Palmolive Co	1.950	02/01/23	201,553
300,000	Colgate-Palmolive Co	3.250	03/15/24	329,782
60,000	Colgate-Palmolive Co	6.450	06/16/28	82,072
300,000	Colgate-Palmolive Co	4.000	08/15/45	345,902
100,000	Ecolab, Inc	3.000	12/08/16	100,347
250,000	Ecolab, Inc	1.450	12/08/17	250,601
200,000	Ecolab, Inc	2.000	01/14/19	202,312
375,000	Ecolab, Inc	2.250	01/12/20	382,036
350,000	Ecolab, Inc	4.350	12/08/21	392,978
200,000	Ecolab, Inc	3.250	01/14/23	208,408
100,000	Ecolab, Inc	5.500	12/08/41	125,064
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	204,722
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	130,942
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	346,191
1,000,000	Procter & Gamble Co	4.700	02/15/19	1,082,657
300,000	Procter & Gamble Co	1.900	11/01/19	306,073
500,000	Procter & Gamble Co	1.850	02/02/21	509,159
800,000	Procter & Gamble Co	2.300	02/06/22	825,534
600,000	Procter & Gamble Co	3.100	08/15/23	644,029
750,000	Procter & Gamble Co	2.700	02/02/26	788,914
225,000	Procter & Gamble Co	5.550	03/05/37	317,661
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,814,909

INSURANCE - 1.3%
25,000	ACE INA Holdings, Inc	5.800	03/15/18	26,638
500,000	ACE INA Holdings, Inc	5.900	06/15/19	557,797
500,000	ACE INA Holdings, Inc	2.300	11/03/20	513,032
500,000	ACE INA Holdings, Inc	2.875	11/03/22	525,300
250,000	ACE INA Holdings, Inc	2.700	03/13/23	258,350
300,000	ACE INA Holdings, Inc	3.350	05/15/24	319,362
400,000	ACE INA Holdings, Inc	3.150	03/15/25	422,943
70

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$675,000		ACE INA Holdings, Inc	3.350%	05/03/26	$723,213
150,000		ACE INA Holdings, Inc	4.150	03/13/43	167,551
600,000		ACE INA Holdings, Inc	4.350	11/03/45	695,366
125,000		Aetna, Inc	1.500	11/15/17	125,010
750,000		Aetna, Inc	1.700	06/07/18	752,364
300,000		Aetna, Inc	2.200	03/15/19	304,580
750,000		Aetna, Inc	1.900	06/07/19	756,316
250,000		Aetna, Inc	3.950	09/01/20	268,912
500,000		Aetna, Inc	2.750	11/15/22	512,713
750,000		Aetna, Inc	2.800	06/15/23	766,099
1,500,000		Aetna, Inc	3.200	06/15/26	1,524,475
750,000		Aetna, Inc	4.250	06/15/36	778,654
240,000		Aetna, Inc	6.625	06/15/36	325,342
350,000		Aetna, Inc	4.500	05/15/42	383,792
500,000		Aetna, Inc	4.125	11/15/42	517,106
500,000		Aetna, Inc	4.375	06/15/46	524,924
200,000		Aflac, Inc	2.400	03/16/20	205,495
300,000		Aflac, Inc	4.000	02/15/22	329,411
600,000		Aflac, Inc	3.625	06/15/23	645,443
200,000		Aflac, Inc	3.625	11/15/24	215,194
200,000		Aflac, Inc	3.250	03/17/25	209,284
200,000		Aflac, Inc	2.875	10/15/26	201,430
125,000		Aflac, Inc	6.900	12/17/39	176,803
200,000		Aflac, Inc	4.000	10/15/46	202,526
300,000		Alleghany Corp	4.950	06/27/22	333,154
200,000		Alleghany Corp	4.900	09/15/44	207,509
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	314,053
1,250,000		Allstate Corp	3.150	06/15/23	1,325,445
600,000		Allstate Corp	4.500	06/15/43	706,430
200,000	i	Allstate Corp	5.750	08/15/53	214,750
100,000		American Financial Group, Inc	9.875	06/15/19	120,383
100,000		American Financial Group, Inc	3.500	08/15/26	100,109
1,325,000		American International Group, Inc	2.300	07/16/19	1,349,241
300,000		American International Group, Inc	3.300	03/01/21	314,797
1,600,000		American International Group, Inc	4.875	06/01/22	1,800,376
200,000		American International Group, Inc	3.750	07/10/25	209,888
300,000		American International Group, Inc	3.900	04/01/26	317,575
500,000		American International Group, Inc	3.875	01/15/35	491,261
300,000		American International Group, Inc	4.700	07/10/35	324,194
800,000		American International Group, Inc	6.250	05/01/36	987,670
500,000		American International Group, Inc	4.500	07/16/44	510,559
300,000		American International Group, Inc	4.800	07/10/45	318,269
200,000		American International Group, Inc	4.375	01/15/55	190,263
50,000		Aon plc	5.000	09/30/20	55,377
200,000		Aon plc	2.800	03/15/21	205,212
200,000		Aon plc	4.000	11/27/23	215,615
300,000		Aon plc	3.500	06/14/24	312,713
300,000		Aon plc	3.875	12/15/25	320,524
200,000		Aon plc	6.250	09/30/40	255,423
100,000		Aon plc	4.250	12/12/42	100,465
200,000		Aon plc	4.450	05/24/43	208,110
250,000		Aon plc	4.750	05/15/45	271,674
300,000		Arch Capital Group US, Inc	5.144	11/01/43	329,905
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	212,850
100,000		Assurant, Inc	2.500	03/15/18	101,163
100,000		Assurant, Inc	4.000	03/15/23	101,824
71

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Assurant, Inc	6.750%	02/15/34	$126,161
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	223,566
270,000		AXA S.A.	8.600	12/15/30	380,700
200,000		AXIS Specialty Finance plc	2.650	04/01/19	202,124
50,000		AXIS Specialty Finance plc	5.875	06/01/20	55,683
200,000		AXIS Specialty Finance plc	5.150	04/01/45	216,159
750,000		Berkshire Hathaway Finance Corp	1.450	03/07/18	753,559
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	225,743
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	800,341
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	607,994
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	756,845
425,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	425,686
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	210,239
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	425,002
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	341,449
250,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	281,591
40,000		Chubb Corp	5.750	05/15/18	42,897
350,000		Chubb Corp	6.000	05/11/37	476,519
300,000	i	Chubb Corp	6.375	04/15/37	285,030
540,000		Cigna Corp	5.125	06/15/20	599,362
400,000		Cigna Corp	4.500	03/15/21	438,756
400,000		Cigna Corp	3.250	04/15/25	412,651
400,000		Cigna Corp	5.375	02/15/42	484,593
200,000		Cincinnati Financial Corp	6.920	05/15/28	261,512
500,000		CNA Financial Corp	5.750	08/15/21	576,466
125,000		CNA Financial Corp	3.950	05/15/24	132,400
200,000		CNA Financial Corp	4.500	03/01/26	216,708
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	316,226
250,000		Fidelity National Financial, Inc	5.500	09/01/22	275,258
100,000		First American Financial Corp	4.300	02/01/23	102,571
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	207,980
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	284,017
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	414,202
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	392,438
300,000		Humana, Inc	2.625	10/01/19	307,387
100,000		Humana, Inc	3.150	12/01/22	103,828
300,000		Humana, Inc	3.850	10/01/24	321,897
100,000		Humana, Inc	8.150	06/15/38	148,027
200,000		Humana, Inc	4.625	12/01/42	211,018
300,000		Humana, Inc	4.950	10/01/44	333,800
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	106,117
229,000		ING US, Inc	2.900	02/15/18	233,292
200,000		ING US, Inc	5.700	07/15/43	224,452
200,000		Kemper Corp	4.350	02/15/25	205,560
400,000		Leucadia National Corp	5.500	10/18/23	420,482
200,000		Lincoln National Corp	8.750	07/01/19	235,397
400,000		Lincoln National Corp	4.200	03/15/22	432,905
525,000		Lincoln National Corp	4.000	09/01/23	559,800
175,000		Lincoln National Corp	3.350	03/09/25	178,932
30,000		Lincoln National Corp	6.150	04/07/36	35,430
150,000		Lincoln National Corp	7.000	06/15/40	193,476
200,000		Loews Corp	2.625	05/15/23	201,943
200,000		Loews Corp	3.750	04/01/26	212,564
200,000		Loews Corp	4.125	05/15/43	207,318
100,000		Manulife Financial Corp	4.900	09/17/20	110,181
700,000		Manulife Financial Corp	4.150	03/04/26	765,577
72

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Manulife Financial Corp	5.375%	03/04/46	$238,745
150,000		Markel Corp	4.900	07/01/22	166,212
100,000		Markel Corp	3.625	03/30/23	103,463
100,000		Markel Corp	5.000	03/30/43	108,177
150,000		Markel Corp	5.000	04/05/46	163,680
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	101,689
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	507,645
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	167,530
200,000		Marsh & McLennan Cos, Inc	3.300	03/14/23	209,697
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	217,800
152,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	160,891
500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	528,428
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	220,872
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	561,006
175,000		MetLife, Inc	1.756	12/15/17	175,673
200,000		MetLife, Inc	1.903	12/15/17	201,084
1,050,000		MetLife, Inc	4.750	02/08/21	1,175,508
700,000		MetLife, Inc	3.048	12/15/22	729,203
325,000		MetLife, Inc	4.368	09/15/23	360,275
500,000		MetLife, Inc	3.600	04/10/24	529,871
700,000		MetLife, Inc	3.600	11/13/25	738,867
50,000		MetLife, Inc	6.375	06/15/34	64,211
405,000		MetLife, Inc	5.700	06/15/35	490,794
130,000		MetLife, Inc	5.875	02/06/41	161,346
200,000		MetLife, Inc	4.125	08/13/42	199,513
600,000		MetLife, Inc	4.875	11/13/43	666,302
500,000		MetLife, Inc	4.721	12/15/44	543,019
300,000		MetLife, Inc	4.050	03/01/45	298,345
150,000		MetLife, Inc	4.600	05/13/46	162,734
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	206,776
20,000		Nationwide Financial Services	6.750	05/15/37	21,300
200,000		Navigators Group, Inc	5.750	10/15/23	221,827
200,000		Old Republic International Corp	4.875	10/01/24	216,368
100,000		Old Republic International Corp	3.875	08/26/26	99,887
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	505,251
100,000		PartnerRe Ltd	5.500	06/01/20	111,179
100,000		Primerica, Inc	4.750	07/15/22	109,440
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,552
130,000		Principal Financial Group, Inc	8.875	05/15/19	153,162
100,000		Principal Financial Group, Inc	3.300	09/15/22	104,043
150,000		Principal Financial Group, Inc	3.125	05/15/23	153,145
200,000		Principal Financial Group, Inc	3.400	05/15/25	205,425
100,000		Principal Financial Group, Inc	6.050	10/15/36	124,823
100,000		Principal Financial Group, Inc	4.625	09/15/42	105,773
200,000		Principal Financial Group, Inc	4.350	05/15/43	204,672
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	199,000
150,000		Progressive Corp	2.450	01/15/27	149,246
120,000		Progressive Corp	6.250	12/01/32	159,997
300,000	i	Progressive Corp	6.700	06/15/37	288,750
300,000		Progressive Corp	4.350	04/25/44	345,418
300,000		Progressive Corp	3.700	01/26/45	313,993
100,000		Protective Life Corp	7.375	10/15/19	115,303
100,000		Prudential Financial, Inc	2.300	08/15/18	101,754
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,173,900
200,000		Prudential Financial, Inc	2.350	08/15/19	204,047
300,000		Prudential Financial, Inc	4.500	11/16/21	336,037
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Prudential Financial, Inc	5.750%	07/15/33	$473,865
450,000		Prudential Financial, Inc	6.200	11/15/40	555,018
125,000	i	Prudential Financial, Inc	5.875	09/15/42	137,906
500,000	i	Prudential Financial, Inc	5.625	06/15/43	539,400
150,000		Prudential Financial, Inc	5.100	08/15/43	167,766
600,000	i	Prudential Financial, Inc	5.200	03/15/44	618,750
800,000		Prudential Financial, Inc	4.600	05/15/44	856,481
200,000	i	Prudential Financial, Inc	5.375	05/15/45	208,500
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	152,693
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	109,333
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	273,277
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	202,859
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	107,081
250,000		Torchmark Corp	3.800	09/15/22	265,558
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	27,594
610,000		Travelers Cos, Inc	5.800	05/15/18	653,540
130,000		Travelers Cos, Inc	5.900	06/02/19	144,324
600,000		Travelers Cos, Inc	5.350	11/01/40	774,760
200,000		Travelers Cos, Inc	4.600	08/01/43	239,217
250,000		Travelers Cos, Inc	4.300	08/25/45	288,516
100,000		Travelers Cos, Inc	3.750	05/15/46	105,957
100,000		Travelers Property Casualty Corp	6.375	03/15/33	136,969
300,000		UnitedHealth Group, Inc	1.400	12/15/17	300,864
324,000		UnitedHealth Group, Inc	6.000	02/15/18	344,342
500,000		UnitedHealth Group, Inc	1.900	07/16/18	505,266
200,000		UnitedHealth Group, Inc	1.700	02/15/19	201,320
900,000		UnitedHealth Group, Inc	1.625	03/15/19	905,287
500,000		UnitedHealth Group, Inc	2.300	12/15/19	513,993
500,000		UnitedHealth Group, Inc	2.700	07/15/20	519,664
700,000		UnitedHealth Group, Inc	4.700	02/15/21	783,232
300,000		UnitedHealth Group, Inc	2.125	03/15/21	305,600
500,000		UnitedHealth Group, Inc	2.875	12/15/21	526,936
500,000		UnitedHealth Group, Inc	3.350	07/15/22	536,952
325,000		UnitedHealth Group, Inc	2.750	02/15/23	336,575
200,000		UnitedHealth Group, Inc	2.875	03/15/23	208,690
500,000		UnitedHealth Group, Inc	3.750	07/15/25	549,402
175,000		UnitedHealth Group, Inc	3.100	03/15/26	182,951
750,000		UnitedHealth Group, Inc	4.625	07/15/35	872,701
365,000		UnitedHealth Group, Inc	6.625	11/15/37	521,608
250,000		UnitedHealth Group, Inc	6.875	02/15/38	367,122
150,000		UnitedHealth Group, Inc	4.625	11/15/41	174,149
300,000		UnitedHealth Group, Inc	4.375	03/15/42	335,274
350,000		UnitedHealth Group, Inc	3.950	10/15/42	372,805
200,000		UnitedHealth Group, Inc	4.250	03/15/43	221,342
750,000		UnitedHealth Group, Inc	4.750	07/15/45	901,725
110,000		Unum Group	5.625	09/15/20	122,813
200,000		Unum Group	3.000	05/15/21	204,504
200,000		Unum Group	4.000	03/15/24	206,512
200,000		Unum Group	3.875	11/05/25	204,011
100,000		Unum Group	5.750	08/15/42	113,360
200,000		Verisk Analytics, Inc	5.800	05/01/21	228,270
500,000		Verisk Analytics, Inc	4.000	06/15/25	531,218
300,000		Verisk Analytics, Inc	5.500	06/15/45	322,539
200,000		Voya Financial, Inc	3.650	06/15/26	199,226
200,000		Voya Financial, Inc	4.800	06/15/46	198,283
200,000		WellPoint, Inc	1.875	01/15/18	200,957
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,250,000	WellPoint, Inc	2.300%	07/15/18	$1,266,318
300,000	WellPoint, Inc	2.250	08/15/19	303,839
150,000	WellPoint, Inc	3.700	08/15/21	160,716
800,000	WellPoint, Inc	3.125	05/15/22	831,705
200,000	WellPoint, Inc	3.300	01/15/23	209,664
300,000	WellPoint, Inc	3.500	08/15/24	315,341
300,000	WellPoint, Inc	4.625	05/15/42	324,321
200,000	WellPoint, Inc	4.650	01/15/43	218,717
500,000	WellPoint, Inc	5.100	01/15/44	581,335
300,000	WellPoint, Inc	4.650	08/15/44	328,047
300,000	WellPoint, Inc	4.850	08/15/54	326,354
200,000	Willis Group Holdings plc	5.750	03/15/21	225,251
165,000	WR Berkley Corp	5.375	09/15/20	182,092
250,000	WR Berkley Corp	4.625	03/15/22	274,267
200,000	WR Berkley Corp	4.750	08/01/44	212,151
350,000	XL Capital Ltd	6.375	11/15/24	417,259
200,000	XLIT Ltd	2.300	12/15/18	202,368
200,000	XLIT Ltd	4.450	03/31/25	203,125
200,000	XLIT Ltd	5.250	12/15/43	219,624
	TOTAL INSURANCE			87,309,016

MATERIALS - 0.9%
200,000	3M Co	1.000	06/26/17	200,121
200,000	3M Co	1.375	08/07/18	200,804
200,000	3M Co	1.625	09/19/21	200,705
200,000	3M Co	2.000	06/26/22	203,171
200,000	3M Co	3.000	08/07/25	215,197
200,000	3M Co	2.250	09/19/26	199,730
190,000	3M Co	5.700	03/15/37	261,309
300,000	3M Co	3.875	06/15/44	335,717
200,000	3M Co	3.125	09/19/46	196,705
100,000	Agrium, Inc	6.750	01/15/19	110,476
150,000	Agrium, Inc	3.150	10/01/22	155,734
200,000	Agrium, Inc	3.500	06/01/23	209,388
250,000	Agrium, Inc	3.375	03/15/25	257,712
200,000	Agrium, Inc	4.125	03/15/35	196,999
100,000	Agrium, Inc	6.125	01/15/41	120,530
200,000	Agrium, Inc	4.900	06/01/43	211,574
225,000	Agrium, Inc	5.250	01/15/45	250,818
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	200,150
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	160,234
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	156,251
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	324,251
200,000	Airgas, Inc	1.650	02/15/18	201,020
250,000	Airgas, Inc	2.900	11/15/22	252,090
200,000	Airgas, Inc	3.650	07/15/24	210,782
100,000	Albemarle Corp	3.000	12/01/19	103,164
100,000	Albemarle Corp	4.500	12/15/20	108,019
200,000	Albemarle Corp	4.150	12/01/24	215,715
200,000	Avery Dennison Corp	3.350	04/15/23	204,107
385,000	Barrick Gold Corp	4.100	05/01/23	416,476
250,000	Barrick Gold Corp	5.250	04/01/42	274,152
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,643,224
300,000	Barrick North America Finance LLC	5.750	05/01/43	352,582
100,000	Bemis Co, Inc	6.800	08/01/19	112,943
100,000	Bemis Co, Inc	3.100	09/15/26	100,913
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	BHP Billiton Finance USA Ltd	2.050%	09/30/18	$304,083
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	504,020
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	107,008
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,834,594
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	520,561
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	592,513
600,000	Braskem Finance Ltd	6.450	02/03/24	649,500
200,000	Cabot Corp	3.700	07/15/22	210,496
200,000	Cabot Corp	3.400	09/15/26	201,191
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	107,685
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	105,938
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	419,791
350,000	CF Industries, Inc	7.125	05/01/20	402,982
200,000	CF Industries, Inc	3.450	06/01/23	200,146
500,000	CF Industries, Inc	5.150	03/15/34	504,590
200,000	CF Industries, Inc	4.950	06/01/43	187,661
250,000	Church & Dwight Co, Inc	2.875	10/01/22	257,244
100,000	Corning, Inc	1.450	11/15/17	99,947
225,000	Corning, Inc	4.250	08/15/20	242,882
300,000	Corning, Inc	2.900	05/15/22	309,285
200,000	Corning, Inc	3.700	11/15/23	214,235
100,000	Corning, Inc	5.750	08/15/40	119,314
200,000	Corning, Inc	4.750	03/15/42	211,694
150,000	Cytec Industries, Inc	3.500	04/01/23	149,920
200,000	Domtar Corp	4.400	04/01/22	211,433
100,000	Domtar Corp	6.250	09/01/42	106,393
100,000	Domtar Corp	6.750	02/15/44	112,252
591,000	Dow Chemical Co	8.550	05/15/19	693,057
929,000	Dow Chemical Co	4.250	11/15/20	1,007,697
500,000	Dow Chemical Co	4.125	11/15/21	547,141
550,000	Dow Chemical Co	3.000	11/15/22	571,460
900,000	Dow Chemical Co	3.500	10/01/24	951,076
400,000	Dow Chemical Co	4.250	10/01/34	412,723
350,000	Dow Chemical Co	5.250	11/15/41	396,152
375,000	Dow Chemical Co	4.375	11/15/42	382,657
400,000	Dow Chemical Co	4.625	10/01/44	424,852
87,000	Eastman Chemical Co	2.400	06/01/17	87,620
165,000	Eastman Chemical Co	5.500	11/15/19	182,573
400,000	Eastman Chemical Co	2.700	01/15/20	410,326
250,000	Eastman Chemical Co	3.600	08/15/22	265,292
300,000	Eastman Chemical Co	3.800	03/15/25	317,735
150,000	Eastman Chemical Co	4.800	09/01/42	154,117
300,000	Eastman Chemical Co	4.650	10/15/44	307,097
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,556,341
1,500,000	EI du Pont de Nemours & Co	2.800	02/15/23	1,534,070
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	234,134
100,000	FMC Corp	3.950	02/01/22	104,945
200,000	FMC Corp	4.100	02/01/24	209,386
300,000	Georgia-Pacific LLC	8.000	01/15/24	397,917
250,000	Georgia-Pacific LLC	7.750	11/15/29	358,015
250,000	Goldcorp, Inc	2.125	03/15/18	250,806
250,000	Goldcorp, Inc	3.700	03/15/23	259,553
300,000	Goldcorp, Inc	5.450	06/09/44	324,210
100,000	Hubbell, Inc	3.625	11/15/22	107,270
200,000	Hubbell, Inc	3.350	03/01/26	210,000
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	307,464
76

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	International Paper Co	3.650%	06/15/24	$1,052,356
800,000	International Paper Co	3.000	02/15/27	799,493
250,000	International Paper Co	5.000	09/15/35	275,146
170,000	International Paper Co	7.300	11/15/39	225,475
450,000	International Paper Co	6.000	11/15/41	533,236
300,000	International Paper Co	4.800	06/15/44	317,412
250,000	International Paper Co	5.150	05/15/46	277,931
300,000	International Paper Co	4.400	08/15/47	300,194
330,000	Kimberly-Clark Corp	6.250	07/15/18	359,354
200,000	Kimberly-Clark Corp	1.400	02/15/19	201,535
200,000	Kimberly-Clark Corp	1.900	05/22/19	203,845
200,000	Kimberly-Clark Corp	1.850	03/01/20	203,135
225,000	Kimberly-Clark Corp	3.625	08/01/20	243,700
100,000	Kimberly-Clark Corp	3.875	03/01/21	109,919
125,000	Kimberly-Clark Corp	2.400	03/01/22	129,404
200,000	Kimberly-Clark Corp	2.400	06/01/23	205,562
150,000	Kimberly-Clark Corp	3.050	08/15/25	159,973
200,000	Kimberly-Clark Corp	2.750	02/15/26	207,905
200,000	Kimberly-Clark Corp	6.625	08/01/37	296,035
200,000	Kimberly-Clark Corp	3.700	06/01/43	216,622
300,000	Kimberly-Clark Corp	3.200	07/30/46	295,822
92,000	Lubrizol Corp	8.875	02/01/19	107,530
150,000	Lubrizol Corp	6.500	10/01/34	204,283
300,000	LYB International Finance BV	4.000	07/15/23	325,337
300,000	LYB International Finance BV	5.250	07/15/43	341,666
300,000	LYB International Finance BV	4.875	03/15/44	325,309
500,000	LyondellBasell Industries NV	5.000	04/15/19	536,610
300,000	LyondellBasell Industries NV	6.000	11/15/21	351,029
800,000	LyondellBasell Industries NV	5.750	04/15/24	954,625
125,000	LyondellBasell Industries NV	4.625	02/26/55	124,167
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	266,192
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	213,183
150,000	Methanex Corp	3.250	12/15/19	148,295
150,000	Methanex Corp	4.250	12/01/24	143,247
100,000	Methanex Corp	5.650	12/01/44	86,775
400,000	Monsanto Co	1.150	06/30/17	398,473
200,000	Monsanto Co	1.850	11/15/18	201,477
400,000	Monsanto Co	2.125	07/15/19	405,161
100,000	Monsanto Co	2.200	07/15/22	99,866
150,000	Monsanto Co	5.500	08/15/25	176,061
100,000	Monsanto Co	3.600	07/15/42	90,115
200,000	Monsanto Co	4.650	11/15/43	210,742
200,000	Monsanto Co	4.400	07/15/44	207,661
350,000	Monsanto Co	3.950	04/15/45	342,938
500,000	Monsanto Co	4.700	07/15/64	478,863
100,000	NewMarket Corp	4.100	12/15/22	103,624
200,000	Newmont Mining Corp	5.125	10/01/19	218,262
600,000	Newmont Mining Corp	3.500	03/15/22	623,232
298,000	Newmont Mining Corp	5.875	04/01/35	336,180
135,000	Newmont Mining Corp	6.250	10/01/39	159,551
300,000	Newmont Mining Corp	4.875	03/15/42	316,822
100,000	Nucor Corp	5.750	12/01/17	104,670
130,000	Nucor Corp	5.850	06/01/18	138,919
300,000	Nucor Corp	4.125	09/15/22	327,258
300,000	Nucor Corp	5.200	08/01/43	342,851
8,000	Owens Corning	9.000	06/15/19	9,343
77

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Owens Corning	4.200%	12/15/22	$214,888
500,000		Owens Corning	4.200	12/01/24	530,737
300,000		Owens Corning	3.400	08/15/26	301,583
150,000		Packaging Corp of America	3.900	06/15/22	158,631
250,000		Packaging Corp of America	4.500	11/01/23	274,559
100,000		Packaging Corp of America	3.650	09/15/24	104,143
100,000		Plum Creek Timberlands LP	4.700	03/15/21	108,637
300,000		Plum Creek Timberlands LP	3.250	03/15/23	302,537
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	712,287
400,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	418,208
200,000		Potash Corp of Saskatchewan, Inc	3.000	04/01/25	200,773
200,000		Potash Corp of Saskatchewan, Inc	5.625	12/01/40	239,219
27,000		PPG Industries, Inc	6.650	03/15/18	28,919
300,000		PPG Industries, Inc	2.300	11/15/19	304,990
300,000		PPG Industries, Inc	3.600	11/15/20	317,696
200,000		Praxair, Inc	1.050	11/07/17	199,931
300,000		Praxair, Inc	2.250	09/24/20	309,498
250,000		Praxair, Inc	2.200	08/15/22	254,694
300,000		Praxair, Inc	2.650	02/05/25	309,131
100,000		Praxair, Inc	3.200	01/30/26	107,102
625,000		Praxair, Inc	3.550	11/07/42	644,159
1,600,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	1,730,384
1,000,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	1,076,459
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	334,444
388,000		Rio Tinto Finance USA plc	3.500	03/22/22	418,694
200,000		Rio Tinto Finance USA plc	4.750	03/22/42	222,841
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	927,505
500,000		Rock Tenn Co	4.900	03/01/22	561,879
500,000		Rock Tenn Co	4.000	03/01/23	528,235
58,000		Rohm and Haas Co	6.000	09/15/17	60,436
100,000		RPM International, Inc	6.125	10/15/19	111,501
300,000		RPM International, Inc	3.450	11/15/22	307,295
100,000		RPM International, Inc	5.250	06/01/45	105,141
175,000		Sherwin-Williams Co	1.350	12/15/17	175,130
200,000		Sherwin-Williams Co	3.450	08/01/25	209,554
200,000		Sherwin-Williams Co	4.000	12/15/42	197,065
150,000		Sonoco Products Co	5.750	11/01/40	176,026
200,000		Southern Copper Corp	5.375	04/16/20	219,500
300,000		Southern Copper Corp	3.875	04/23/25	301,368
100,000		Southern Copper Corp	7.500	07/27/35	118,018
680,000		Southern Copper Corp	6.750	04/16/40	742,482
1,000,000		Southern Copper Corp	5.875	04/23/45	997,696
450,000		Vale S.A.	5.625	09/11/42	378,000
150,000		Valspar Corp	4.200	01/15/22	160,551
300,000		Valspar Corp	3.300	02/01/25	305,955
200,000		Valspar Corp	3.950	01/15/26	211,238
150,000		Westlake Chemical Corp	3.600	07/15/22	154,721
500,000	g	Westlake Chemical Corp	3.600	08/15/26	500,261
500,000	g	Westlake Chemical Corp	5.000	08/15/46	505,886
200,000		Worthington Industries, Inc	4.550	04/15/26	208,012
200,000		Yamana Gold, Inc	4.950	07/15/24	206,596
		TOTAL MATERIALS			64,645,373

MEDIA - 0.8%
100,000		CBS Corp	1.950	07/01/17	100,381
200,000		CBS Corp	2.300	08/15/19	202,724
78

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$50,000		CBS Corp	5.750%	04/15/20	$56,323
445,000		CBS Corp	4.300	02/15/21	483,484
500,000		CBS Corp	3.375	03/01/22	526,283
200,000		CBS Corp	3.700	08/15/24	209,475
300,000		CBS Corp	3.500	01/15/25	308,686
125,000		CBS Corp	4.000	01/15/26	132,655
150,000		CBS Corp	2.900	01/15/27	146,348
200,000		CBS Corp	4.850	07/01/42	209,489
200,000		CBS Corp	4.900	08/15/44	213,042
500,000		CBS Corp	4.600	01/15/45	514,343
675,000	g	CCO Safari II LLC	3.579	07/23/20	705,549
610,000	g	CCO Safari II LLC	4.464	07/23/22	658,704
500,000	g	CCO SAFARI II LLC	6.484	10/23/45	605,993
500,000	g	CCO SAFARI II LLC	6.834	10/23/55	602,546
2,850,000	g	Charter Communications Operating LLC	4.908	07/23/25	3,146,346
500,000	g	Charter Communications Operating LLC	6.384	10/23/35	589,931
1,000,000		Comcast Corp	5.150	03/01/20	1,121,323
500,000		Comcast Corp	1.625	01/15/22	495,863
1,350,000		Comcast Corp	3.125	07/15/22	1,437,472
800,000		Comcast Corp	2.850	01/15/23	840,556
600,000		Comcast Corp	2.750	03/01/23	621,908
600,000		Comcast Corp	3.375	02/15/25	642,542
1,600,000		Comcast Corp	3.150	03/01/26	1,693,178
750,000		Comcast Corp	2.350	01/15/27	738,450
625,000		Comcast Corp	4.250	01/15/33	695,454
125,000		Comcast Corp	4.200	08/15/34	138,482
345,000		Comcast Corp	5.650	06/15/35	445,439
350,000		Comcast Corp	4.400	08/15/35	397,217
750,000		Comcast Corp	3.200	07/15/36	732,298
350,000		Comcast Corp	6.950	08/15/37	511,271
780,000		Comcast Corp	6.400	03/01/40	1,095,923
350,000		Comcast Corp	4.650	07/15/42	405,033
300,000		Comcast Corp	4.500	01/15/43	341,290
500,000		Comcast Corp	4.750	03/01/44	589,010
900,000		Comcast Corp	4.600	08/15/45	1,042,137
500,000		Comcast Corp	3.400	07/15/46	486,232
510,000		Discovery Communications LLC	5.050	06/01/20	558,433
500,000		Discovery Communications LLC	3.300	05/15/22	513,245
600,000		Discovery Communications LLC	3.250	04/01/23	607,771
350,000		Discovery Communications LLC	3.450	03/15/25	346,178
200,000		Discovery Communications LLC	4.900	03/11/26	217,422
100,000		Discovery Communications LLC	6.350	06/01/40	108,555
100,000		Discovery Communications LLC	4.950	05/15/42	95,234
125,000		Discovery Communications LLC	4.875	04/01/43	119,225
550,000		Grupo Televisa SAB	6.625	03/18/25	664,554
200,000		Grupo Televisa SAB	4.625	01/30/26	213,730
600,000		Grupo Televisa SAB	5.000	05/13/45	573,563
200,000		Grupo Televisa SAB	6.125	01/31/46	219,798
348,000		Historic TW, Inc	6.625	05/15/29	456,544
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	214,887
300,000		Interpublic Group of Cos, Inc	2.250	11/15/17	301,288
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	106,869
1,200,000		NBC Universal Media LLC	4.450	01/15/43	1,352,766
1,585,000		NBC Universal Media LLC	5.150	04/30/20	1,778,212
820,000		NBC Universal Media LLC	4.375	04/01/21	912,469
375,000		NBC Universal Media LLC	2.875	01/15/23	390,653
79

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$95,000	NBC Universal Media LLC	6.400%	04/30/40	$133,246
150,000	NBC Universal Media LLC	5.950	04/01/41	201,965
200,000	Omnicom Group, Inc	4.450	08/15/20	218,938
700,000	Omnicom Group, Inc	3.625	05/01/22	750,136
200,000	Omnicom Group, Inc	3.650	11/01/24	212,215
325,000	Omnicom Group, Inc	3.600	04/15/26	343,698
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	307,983
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	204,887
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	208,748
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	210,192
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	210,654
170,000	Time Warner Cable, Inc	6.750	07/01/18	184,709
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,049,405
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,266,533
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,379,810
500,000	Time Warner Cable, Inc	6.550	05/01/37	593,916
175,000	Time Warner Cable, Inc	6.750	06/15/39	213,310
690,000	Time Warner Cable, Inc	5.875	11/15/40	767,805
300,000	Time Warner Cable, Inc	5.500	09/01/41	320,900
1,450,000	Time Warner Cable, Inc	4.500	09/15/42	1,386,867
1,200,000	Time Warner, Inc	2.100	06/01/19	1,217,918
450,000	Time Warner, Inc	4.750	03/29/21	503,977
1,400,000	Time Warner, Inc	3.400	06/15/22	1,489,342
650,000	Time Warner, Inc	4.050	12/15/23	716,299
500,000	Time Warner, Inc	3.550	06/01/24	531,458
500,000	Time Warner, Inc	3.875	01/15/26	541,885
500,000	Time Warner, Inc	2.950	07/15/26	506,273
785,000	Time Warner, Inc	6.500	11/15/36	1,016,526
350,000	Time Warner, Inc	6.100	07/15/40	440,761
150,000	Time Warner, Inc	6.250	03/29/41	193,644
900,000	Time Warner, Inc	4.900	06/15/42	1,008,976
200,000	Time Warner, Inc	5.350	12/15/43	238,533
300,000	Time Warner, Inc	4.650	06/01/44	325,643
400,000	Time Warner, Inc	4.850	07/15/45	448,251
250,000	Viacom, Inc	2.500	09/01/18	252,491
500,000	Viacom, Inc	2.200	04/01/19	501,489
300,000	Viacom, Inc	2.750	12/15/19	304,705
400,000	Viacom, Inc	3.875	12/15/21	424,727
500,000	Viacom, Inc	3.125	06/15/22	502,500
200,000	Viacom, Inc	3.250	03/15/23	201,067
250,000	Viacom, Inc	4.250	09/01/23	266,324
400,000	Viacom, Inc	3.875	04/01/24	412,862
150,000	Viacom, Inc	3.450	10/04/26	149,912
300,000	Viacom, Inc	4.850	12/15/34	306,429
200,000	Viacom, Inc	4.500	02/27/42	185,693
504,000	Viacom, Inc	4.375	03/15/43	464,583
100,000	Viacom, Inc	4.875	06/15/43	98,015
500,000	Viacom, Inc	5.250	04/01/44	525,586
261,000	WPP Finance 2010	4.750	11/21/21	292,788
300,000	WPP Finance 2010	3.625	09/07/22	321,398
200,000	WPP Finance 2010	3.750	09/19/24	213,046
200,000	WPP Finance 2010	5.625	11/15/43	237,841
	TOTAL MEDIA			58,641,635

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
350,000	Abbott Laboratories	5.125	04/01/19	383,091
80

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Abbott Laboratories	2.000%	03/15/20	$407,034
400,000		Abbott Laboratories	2.550	03/15/22	411,046
400,000		Abbott Laboratories	2.950	03/15/25	410,020
500,000		Abbott Laboratories	5.300	05/27/40	606,394
800,000		AbbVie, Inc	1.750	11/06/17	802,286
1,975,000		AbbVie, Inc	1.800	05/14/18	1,983,295
700,000		AbbVie, Inc	2.000	11/06/18	707,140
850,000		AbbVie, Inc	2.500	05/14/20	867,701
350,000		AbbVie, Inc	2.300	05/14/21	353,064
1,000,000		AbbVie, Inc	3.200	11/06/22	1,041,391
500,000		AbbVie, Inc	2.850	05/14/23	507,761
1,000,000		AbbVie, Inc	3.600	05/14/25	1,045,849
1,225,000		AbbVie, Inc	3.200	05/14/26	1,240,910
1,000,000		AbbVie, Inc	4.500	05/14/35	1,067,775
500,000		AbbVie, Inc	4.300	05/14/36	519,927
1,375,000		AbbVie, Inc	4.400	11/06/42	1,434,206
600,000		AbbVie, Inc	4.700	05/14/45	647,663
500,000		AbbVie, Inc	4.450	05/14/46	523,527
1,000,000		Actavis Funding SCS	2.350	03/12/18	1,010,241
1,825,000		Actavis Funding SCS	3.000	03/12/20	1,881,391
3,000,000		Actavis Funding SCS	3.450	03/15/22	3,149,763
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,535,454
725,000		Actavis Funding SCS	4.550	03/15/35	771,565
1,525,000		Actavis Funding SCS	4.750	03/15/45	1,671,580
500,000		Amgen, Inc	2.200	05/22/19	509,255
75,000		Amgen, Inc	4.500	03/15/20	81,913
400,000		Amgen, Inc	2.125	05/01/20	406,106
250,000		Amgen, Inc	3.450	10/01/20	264,656
700,000		Amgen, Inc	4.100	06/15/21	763,937
175,000		Amgen, Inc	1.850	08/19/21	173,981
400,000		Amgen, Inc	2.700	05/01/22	412,692
1,000,000		Amgen, Inc	3.625	05/15/22	1,073,772
300,000		Amgen, Inc	2.250	08/19/23	298,906
500,000		Amgen, Inc	3.625	05/22/24	536,032
400,000		Amgen, Inc	3.125	05/01/25	413,642
300,000		Amgen, Inc	2.600	08/19/26	295,402
1,500,000		Amgen, Inc	4.400	05/01/45	1,579,612
1,928,000	g	Amgen, Inc	4.563	06/15/48	2,048,753
447,000	g	Amgen, Inc	4.663	06/15/51	479,341
300,000		AstraZeneca plc	1.750	11/16/18	302,293
1,100,000		AstraZeneca plc	2.375	11/16/20	1,131,310
500,000		AstraZeneca plc	3.375	11/16/25	534,997
900,000		AstraZeneca plc	6.450	09/15/37	1,257,529
450,000		AstraZeneca plc	4.000	09/18/42	469,944
350,000		AstraZeneca plc	4.375	11/16/45	388,663
500,000		Baxalta, Inc	2.000	06/22/18	501,220
500,000		Baxalta, Inc	4.000	06/23/25	532,219
500,000		Baxalta, Inc	5.250	06/23/45	592,972
100,000		Biogen Idec, Inc	6.875	03/01/18	107,644
100,000		Biogen, Inc	2.900	09/15/20	103,862
300,000		Biogen, Inc	3.625	09/15/22	321,357
500,000		Biogen, Inc	4.050	09/15/25	544,686
700,000		Biogen, Inc	5.200	09/15/45	825,394
783,000		Bristol-Myers Squibb Co	1.750	03/01/19	793,002
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	218,410
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	652,545
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Bristol-Myers Squibb Co	4.500%	03/01/44	$241,691
400,000	Celgene Corp	2.125	08/15/18	404,259
300,000	Celgene Corp	2.300	08/15/18	304,051
200,000	Celgene Corp	2.250	05/15/19	203,383
425,000	Celgene Corp	2.875	08/15/20	439,682
200,000	Celgene Corp	3.950	10/15/20	215,309
300,000	Celgene Corp	3.250	08/15/22	314,897
750,000	Celgene Corp	3.550	08/15/22	796,931
300,000	Celgene Corp	3.625	05/15/24	315,914
300,000	Celgene Corp	5.250	08/15/43	340,025
300,000	Celgene Corp	4.625	05/15/44	316,990
1,000,000	Celgene Corp	5.000	08/15/45	1,128,675
300,000	Eli Lilly & Co	1.250	03/01/18	300,662
200,000	Eli Lilly & Co	1.950	03/15/19	203,320
800,000	Eli Lilly & Co	2.750	06/01/25	843,675
400,000	Eli Lilly & Co	3.700	03/01/45	431,226
250,000	Gilead Sciences, Inc	1.850	09/04/18	252,573
200,000	Gilead Sciences, Inc	2.050	04/01/19	203,563
125,000	Gilead Sciences, Inc	2.350	02/01/20	128,278
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,032,965
600,000	Gilead Sciences, Inc	4.500	04/01/21	666,091
650,000	Gilead Sciences, Inc	4.400	12/01/21	726,172
125,000	Gilead Sciences, Inc	1.950	03/01/22	125,283
500,000	Gilead Sciences, Inc	3.250	09/01/22	530,978
500,000	Gilead Sciences, Inc	2.500	09/01/23	504,014
425,000	Gilead Sciences, Inc	3.700	04/01/24	457,750
400,000	Gilead Sciences, Inc	3.500	02/01/25	424,468
750,000	Gilead Sciences, Inc	3.650	03/01/26	807,733
400,000	Gilead Sciences, Inc	2.950	03/01/27	404,482
300,000	Gilead Sciences, Inc	4.600	09/01/35	330,477
650,000	Gilead Sciences, Inc	4.000	09/01/36	664,194
100,000	Gilead Sciences, Inc	5.650	12/01/41	124,272
775,000	Gilead Sciences, Inc	4.800	04/01/44	867,011
675,000	Gilead Sciences, Inc	4.500	02/01/45	722,609
750,000	Gilead Sciences, Inc	4.750	03/01/46	837,298
500,000	Gilead Sciences, Inc	4.150	03/01/47	513,877
800,000	GlaxoSmithKline Capital plc	1.500	05/08/17	802,002
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	315,718
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,117,077
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	235,634
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	438,018
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,073,666
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	404,652
1,100,000	Johnson & Johnson	1.650	12/05/18	1,114,684
350,000	Johnson & Johnson	1.125	03/01/19	351,173
300,000	Johnson & Johnson	1.875	12/05/19	307,208
250,000	Johnson & Johnson	1.650	03/01/21	253,688
200,000	Johnson & Johnson	2.450	12/05/21	209,998
300,000	Johnson & Johnson	2.050	03/01/23	306,128
700,000	Johnson & Johnson	3.375	12/05/23	773,952
500,000	Johnson & Johnson	2.450	03/01/26	514,174
850,000	Johnson & Johnson	4.375	12/05/33	1,017,940
100,000	Johnson & Johnson	3.550	03/01/36	111,186
375,000	Johnson & Johnson	5.850	07/15/38	544,986
300,000	Johnson & Johnson	4.500	12/05/43	377,876
900,000	Johnson & Johnson	3.700	03/01/46	1,005,750
82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		Life Technologies Corp	5.000%	01/15/21	$661,325
200,000		Merck & Co, Inc	1.100	01/31/18	200,203
550,000		Merck & Co, Inc	1.300	05/18/18	552,071
375,000		Merck & Co, Inc	1.850	02/10/20	382,140
1,500,000		Merck & Co, Inc	3.875	01/15/21	1,634,435
750,000		Merck & Co, Inc	2.350	02/10/22	771,747
200,000		Merck & Co, Inc	2.400	09/15/22	205,792
1,100,000		Merck & Co, Inc	2.800	05/18/23	1,152,763
500,000		Merck & Co, Inc	2.750	02/10/25	518,422
100,000		Merck & Co, Inc	3.600	09/15/42	104,774
750,000		Merck & Co, Inc	4.150	05/18/43	850,584
1,050,000		Merck & Co, Inc	3.700	02/10/45	1,114,440
100,000	g	Mylan NV	3.000	12/15/18	102,200
350,000	g	Mylan NV	2.500	06/07/19	353,084
100,000	g	Mylan NV	3.750	12/15/20	104,444
500,000	g	Mylan NV	3.150	06/15/21	509,423
750,000	g	Mylan NV	3.950	06/15/26	756,072
750,000	g	Mylan NV	5.250	06/15/46	796,352
100,000		Mylan, Inc	2.550	03/28/19	101,263
200,000		Mylan, Inc	4.200	11/29/23	209,390
200,000		Mylan, Inc	5.400	11/29/43	215,193
300,000		Novartis Capital Corp	2.400	09/21/22	310,455
750,000		Novartis Capital Corp	3.400	05/06/24	821,145
500,000		Novartis Capital Corp	3.000	11/20/25	529,227
400,000		Novartis Capital Corp	3.700	09/21/42	420,256
750,000		Novartis Capital Corp	4.400	05/06/44	883,302
500,000		Novartis Capital Corp	4.000	11/20/45	553,470
1,500,000		Novartis Securities Investment Ltd	5.125	02/10/19	1,633,713
100,000		Perrigo Co plc	2.300	11/08/18	100,339
100,000		Perrigo Co plc	4.000	11/15/23	102,867
100,000		Perrigo Co plc	5.300	11/15/43	105,979
225,000		Perrigo Finance plc	3.500	12/15/21	232,589
200,000		Perrigo Finance plc	3.900	12/15/24	203,045
300,000		Perrigo Finance plc	4.900	12/15/44	301,318
100,000		Perrigo Finance Unlimited Co	3.500	03/15/21	103,433
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	208,840
500,000		Pfizer, Inc	1.200	06/01/18	500,787
300,000		Pfizer, Inc	1.500	06/15/18	301,776
1,460,000		Pfizer, Inc	6.200	03/15/19	1,625,885
500,000		Pfizer, Inc	1.450	06/03/19	502,928
500,000		Pfizer, Inc	1.950	06/03/21	506,465
800,000		Pfizer, Inc	3.000	06/15/23	852,388
900,000		Pfizer, Inc	3.400	05/15/24	982,143
500,000		Pfizer, Inc	4.300	06/15/43	567,244
1,100,000		Pfizer, Inc	4.400	05/15/44	1,274,053
742,000		Sanofi	1.250	04/10/18	743,457
750,000		Sanofi	4.000	03/29/21	824,666
658,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	674,703
600,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	605,749
17,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	21,542
675,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	673,423
1,125,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,123,001
1,500,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,504,346
750,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	753,969
1,075,000		Teva Pharmaceutical Finance Netherlands III BV	4.100	10/01/46	1,072,734
500,000		Wyeth LLC	5.450	04/01/17	510,481
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Wyeth LLC	6.450%	02/01/24	$1,266,492
945,000		Wyeth LLC	5.950	04/01/37	1,266,268
125,000		Zoetis, Inc	1.875	02/01/18	125,391
100,000		Zoetis, Inc	3.450	11/13/20	104,538
150,000		Zoetis, Inc	3.250	02/01/23	154,623
100,000		Zoetis, Inc	4.500	11/13/25	112,168
600,000		Zoetis, Inc	4.700	02/01/43	632,912
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			109,086,636

REAL ESTATE - 0.6%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	163,193
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	104,884
200,000		Alexandria Real Estate Equities, Inc	4.300	01/15/26	215,806
200,000		Alexandria Real Estate Equities, Inc	4.500	07/30/29	214,939
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	104,678
300,000		American Campus Communities Operating Partnership LP	4.125	07/01/24	320,219
200,000		AvalonBay Communities, Inc	3.625	10/01/20	212,623
100,000		AvalonBay Communities, Inc	3.950	01/15/21	107,551
225,000		AvalonBay Communities, Inc	2.950	09/15/22	230,892
100,000		AvalonBay Communities, Inc	2.850	03/15/23	101,313
200,000		AvalonBay Communities, Inc	3.500	11/15/24	209,548
200,000		AvalonBay Communities, Inc	3.450	06/01/25	208,454
150,000		AvalonBay Communities, Inc	3.500	11/15/25	156,845
200,000		AvalonBay Communities, Inc	2.950	05/11/26	199,980
100,000	h	AvalonBay Communities, Inc	2.900	10/15/26	99,592
750,000		Boston Properties LP	3.700	11/15/18	781,346
80,000		Boston Properties LP	5.875	10/15/19	88,822
1,175,000		Boston Properties LP	4.125	05/15/21	1,277,892
500,000		Boston Properties LP	3.850	02/01/23	534,632
425,000		Boston Properties LP	3.125	09/01/23	437,006
200,000		Boston Properties LP	3.800	02/01/24	213,908
100,000		Boston Properties LP	3.650	02/01/26	105,828
400,000		Boston Properties LP	2.750	10/01/26	392,000
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	117,513
200,000		Brandywine Operating Partnership LP	3.950	02/15/23	204,370
200,000		Brandywine Operating Partnership LP	4.100	10/01/24	205,359
150,000		Brixmor Operating Partnership LP	3.875	08/15/22	157,250
250,000		Brixmor Operating Partnership LP	3.250	09/15/23	250,705
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	203,486
100,000		Brixmor Operating Partnership LP	4.125	06/15/26	103,699
100,000		Camden Property Trust	4.625	06/15/21	109,660
200,000		Camden Property Trust	2.950	12/15/22	201,800
125,000		Camden Property Trust	4.250	01/15/24	134,758
250,000		CBL & Associates LP	4.600	10/15/24	244,433
500,000		CBRE Services, Inc	4.875	03/01/26	521,530
200,000		Corporate Office Properties LP	3.700	06/15/21	207,046
200,000		Corporate Office Properties LP	5.250	02/15/24	217,284
100,000		CubeSmart LP	4.800	07/15/22	111,343
200,000		CubeSmart LP	4.375	12/15/23	217,657
200,000		CubeSmart LP	3.125	09/01/26	199,247
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	105,996
200,000		DDR Corp	3.500	01/15/21	207,413
500,000		DDR Corp	4.625	07/15/22	542,570
150,000		DDR Corp	4.250	02/01/26	158,570
100,000		Duke Realty LP	3.875	02/15/21	106,718
200,000		Duke Realty LP	4.375	06/15/22	218,784
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Duke Realty LP	3.875%	10/15/22	$106,554
100,000	Duke Realty LP	3.625	04/15/23	104,903
100,000	Duke Realty LP	3.750	12/01/24	105,900
100,000	Duke Realty LP	3.250	06/30/26	102,290
100,000	EPR Properties	5.750	08/15/22	110,940
200,000	EPR Properties	5.250	07/15/23	214,840
200,000	Equity One, Inc	3.750	11/15/22	207,535
448,000	ERP Operating LP	4.625	12/15/21	502,997
700,000	ERP Operating LP	3.375	06/01/25	731,072
300,000	ERP Operating LP	4.500	07/01/44	329,138
100,000	Essex Portfolio LP	3.625	08/15/22	105,028
250,000	Essex Portfolio LP	3.375	01/15/23	258,636
100,000	Essex Portfolio LP	3.250	05/01/23	102,557
400,000	Essex Portfolio LP	3.500	04/01/25	413,060
100,000	Essex Portfolio LP	3.375	04/15/26	102,292
100,000	Federal Realty Investment Trust	2.550	01/15/21	103,134
100,000	Federal Realty Investment Trust	3.000	08/01/22	103,936
100,000	Federal Realty Investment Trust	2.750	06/01/23	101,991
200,000	Federal Realty Investment Trust	3.950	01/15/24	218,056
100,000	Federal Realty Investment Trust	4.500	12/01/44	113,616
100,000	Federal Realty Investment Trust	3.625	08/01/46	98,141
150,000	HCP, Inc	3.750	02/01/19	155,275
250,000	HCP, Inc	2.625	02/01/20	253,609
150,000	HCP, Inc	5.375	02/01/21	168,048
400,000	HCP, Inc	3.150	08/01/22	405,397
1,300,000	HCP, Inc	4.000	12/01/22	1,373,932
200,000	HCP, Inc	4.250	11/15/23	210,091
200,000	HCP, Inc	4.200	03/01/24	208,035
800,000	HCP, Inc	3.875	08/15/24	819,301
30,000	HCP, Inc	6.750	02/01/41	37,049
150,000	Health Care REIT, Inc	2.250	03/15/18	151,314
200,000	Health Care REIT, Inc	4.125	04/01/19	210,308
440,000	Health Care REIT, Inc	6.125	04/15/20	498,444
200,000	Health Care REIT, Inc	4.500	01/15/24	218,493
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	102,597
100,000	Healthcare Realty Trust, Inc	3.875	05/01/25	103,352
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	103,505
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	303,541
125,000	Highwoods Realty LP	5.850	03/15/17	127,246
100,000	Highwoods Realty LP	3.625	01/15/23	102,538
400,000	Hospitality Properties Trust	4.250	02/15/21	426,680
100,000	Hospitality Properties Trust	5.000	08/15/22	108,570
200,000	Hospitality Properties Trust	4.500	06/15/23	206,546
200,000	Hospitality Properties Trust	4.650	03/15/24	205,615
600,000	Host Hotels & Resorts LP	3.750	10/15/23	607,940
200,000	Host Hotels & Resorts LP	4.000	06/15/25	203,891
100,000	Host Hotels & Resorts LP	4.500	02/01/26	105,335
50,000	HRPT Properties Trust	5.875	09/15/20	55,516
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	267,642
250,000	Kilroy Realty LP	3.800	01/15/23	259,844
200,000	Kilroy Realty LP	4.250	08/15/29	211,022
200,000	Kimco Realty Corp	3.200	05/01/21	208,854
100,000	Kimco Realty Corp	3.400	11/01/22	105,357
300,000	Kimco Realty Corp	3.125	06/01/23	308,547
200,000	Kimco Realty Corp	2.800	10/01/26	198,413
200,000	Kimco Realty Corp	4.250	04/01/45	209,291
85

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Lexington Realty Trust	4.250%	06/15/23	$101,696
200,000		Lexington Realty Trust	4.400	06/15/24	204,470
220,000		Liberty Property LP	4.750	10/01/20	239,173
150,000		Liberty Property LP	4.125	06/15/22	160,640
100,000		Liberty Property LP	3.375	06/15/23	103,076
200,000		Liberty Property LP	4.400	02/15/24	218,502
100,000		Liberty Property LP	3.250	10/01/26	100,830
200,000		Mack-Cali Realty LP	2.500	12/15/17	200,980
150,000		Mack-Cali Realty LP	4.500	04/18/22	156,198
200,000		Mid-America Apartments LP	4.300	10/15/23	216,110
100,000		Mid-America Apartments LP	4.000	11/15/25	106,296
75,000		National Retail Properties, Inc	6.875	10/15/17	78,949
100,000		National Retail Properties, Inc	3.800	10/15/22	106,320
100,000		National Retail Properties, Inc	3.300	04/15/23	102,417
300,000		National Retail Properties, Inc	3.900	06/15/24	316,884
100,000		National Retail Properties, Inc	4.000	11/15/25	106,694
200,000		OMEGA Healthcare Investors, Inc	4.375	08/01/23	205,872
200,000		OMEGA Healthcare Investors, Inc	4.500	01/15/25	203,572
300,000		OMEGA Healthcare Investors, Inc	5.250	01/15/26	320,036
200,000		OMEGA Healthcare Investors, Inc	4.500	04/01/27	201,180
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	197,425
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	208,771
100,000		Post Apartment Homes LP	3.375	12/01/22	102,464
350,000		ProLogis LP	2.750	02/15/19	358,104
201,000		ProLogis LP	3.350	02/01/21	212,525
150,000		ProLogis LP	4.250	08/15/23	165,917
200,000		ProLogis LP	3.750	11/01/25	215,298
200,000		Rayonier, Inc	3.750	04/01/22	203,872
150,000		Realty Income Corp	2.000	01/31/18	151,002
75,000		Realty Income Corp	5.750	01/15/21	85,505
200,000		Realty Income Corp	3.250	10/15/22	206,777
500,000		Realty Income Corp	4.650	08/01/23	551,413
200,000		Realty Income Corp	4.125	10/15/26	215,447
250,000		Regency Centers LP	3.750	06/15/24	263,807
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	213,647
100,000		Select Income REIT	2.850	02/01/18	100,591
200,000		Select Income REIT	3.600	02/01/20	203,089
200,000		Select Income REIT	4.150	02/01/22	200,970
200,000		Select Income REIT	4.500	02/01/25	202,067
300,000		Senior Housing Properties Trust	3.250	05/01/19	302,487
100,000		Senior Housing Properties Trust	6.750	12/15/21	114,764
100,000		Simon Property Group LP	2.800	01/30/17	100,127
1,100,000		Simon Property Group LP	2.200	02/01/19	1,121,176
250,000		Simon Property Group LP	2.500	09/01/20	257,712
300,000		Simon Property Group LP	2.500	07/15/21	307,983
762,000		Simon Property Group LP	3.375	03/15/22	809,791
300,000		Simon Property Group LP	3.500	09/01/25	321,630
300,000		Simon Property Group LP	3.300	01/15/26	317,235
700,000		Simon Property Group LP	4.250	10/01/44	764,775
200,000		Sovran Acquisition LP	3.500	07/01/26	204,233
300,000		Tanger Properties LP	3.875	12/01/23	317,239
200,000		UDR, Inc	3.700	10/01/20	210,753
200,000		UDR, Inc	4.625	01/10/22	220,360
200,000		UDR, Inc	4.000	10/01/25	215,772
100,000	g,i	USB Realty Corp	1.827	12/30/49	89,750
175,000		Ventas Realty LP	2.000	02/15/18	176,047
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Ventas Realty LP	4.750%	06/01/21	$333,097
350,000	Ventas Realty LP	3.250	08/15/22	364,760
200,000	Ventas Realty LP	3.125	06/15/23	204,118
350,000	Ventas Realty LP	3.750	05/01/24	368,106
120,000	Ventas Realty LP	4.125	01/15/26	129,139
200,000	Ventas Realty LP	3.250	10/15/26	202,000
300,000	Ventas Realty LP	4.375	02/01/45	304,097
200,000	Vornado Realty LP	2.500	06/30/19	202,803
100,000	Vornado Realty LP	5.000	01/15/22	109,936
195,000	Washington REIT	4.950	10/01/20	210,530
100,000	Washington REIT	3.950	10/15/22	101,685
100,000	Weingarten Realty Investors	3.375	10/15/22	102,916
100,000	Weingarten Realty Investors	3.500	04/15/23	102,791
200,000	Weingarten Realty Investors	4.450	01/15/24	216,680
100,000	Weingarten Realty Investors	3.250	08/15/26	100,170
700,000	Welltower, Inc	4.000	06/01/25	742,675
600,000	Welltower, Inc	4.250	04/01/26	648,164
500,000	Weyerhaeuser Co	7.375	10/01/19	574,781
200,000	Weyerhaeuser Co	4.625	09/15/23	222,500
400,000	Weyerhaeuser Co	7.375	03/15/32	542,388
200,000	WP Carey, Inc	4.600	04/01/24	209,095
200,000	WP Carey, Inc	4.000	02/01/25	199,862
	TOTAL REAL ESTATE			44,259,609

RETAILING - 0.7%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	132,522
250,000	Advance Auto Parts, Inc	4.500	12/01/23	270,894
900,000	Amazon.com, Inc	2.600	12/05/19	934,321
300,000	Amazon.com, Inc	3.300	12/05/21	321,710
600,000	Amazon.com, Inc	2.500	11/29/22	618,280
300,000	Amazon.com, Inc	3.800	12/05/24	332,705
300,000	Amazon.com, Inc	4.800	12/05/34	353,146
600,000	Amazon.com, Inc	4.950	12/05/44	732,997
100,000	AutoNation, Inc	3.350	01/15/21	102,988
100,000	AutoNation, Inc	4.500	10/01/25	106,044
100,000	AutoZone, Inc	1.625	04/21/19	100,332
100,000	AutoZone, Inc	4.000	11/15/20	107,610
200,000	AutoZone, Inc	3.700	04/15/22	213,387
300,000	AutoZone, Inc	2.875	01/15/23	306,340
150,000	AutoZone, Inc	3.125	07/15/23	155,469
200,000	AutoZone, Inc	3.250	04/15/25	207,256
100,000	AutoZone, Inc	3.125	04/21/26	102,240
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	207,485
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	203,638
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	242,265
500,000	Best Buy Co, Inc	5.000	08/01/18	529,785
500,000	Costco Wholesale Corp	1.125	12/15/17	501,008
250,000	Costco Wholesale Corp	1.700	12/15/19	253,020
200,000	Costco Wholesale Corp	1.750	02/15/20	201,995
200,000	Costco Wholesale Corp	2.250	02/15/22	205,865
500,000	Dollar General Corp	1.875	04/15/18	502,910
300,000	Dollar General Corp	4.150	11/01/25	326,685
300,000	Enable Midstream Partners LP	2.400	05/15/19	293,850
300,000	Enable Midstream Partners LP	3.900	05/15/24	279,900
100,000	Enable Midstream Partners LP	5.000	05/15/44	85,725
500,000	Home Depot, Inc	2.000	06/15/19	510,605
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Home Depot, Inc	3.950%	09/15/20	$437,538
500,000	Home Depot, Inc	2.000	04/01/21	508,960
350,000	Home Depot, Inc	4.400	04/01/21	389,919
400,000	Home Depot, Inc	2.625	06/01/22	415,403
500,000	Home Depot, Inc	2.700	04/01/23	520,790
300,000	Home Depot, Inc	3.750	02/15/24	332,486
100,000	Home Depot, Inc	3.350	09/15/25	108,448
900,000	Home Depot, Inc	3.000	04/01/26	952,728
300,000	Home Depot, Inc	2.125	09/15/26	295,096
960,000	Home Depot, Inc	5.875	12/16/36	1,319,381
500,000	Home Depot, Inc	4.200	04/01/43	564,852
300,000	Home Depot, Inc	4.875	02/15/44	368,438
500,000	Home Depot, Inc	4.400	03/15/45	583,731
600,000	Home Depot, Inc	4.250	04/01/46	694,750
675,000	Home Depot, Inc	3.500	09/15/56	656,755
500,000	JD.com, Inc	3.875	04/29/26	491,276
200,000	Kohl’s Corp	3.250	02/01/23	201,430
200,000	Kohl’s Corp	4.750	12/15/23	215,303
200,000	Kohl’s Corp	4.250	07/17/25	205,962
200,000	Kohl’s Corp	5.550	07/17/45	196,529
300,000	Lowe’s Cos, Inc	1.150	04/15/19	299,619
200,000	Lowe’s Cos, Inc	3.800	11/15/21	219,939
850,000	Lowe’s Cos, Inc	3.120	04/15/22	901,900
300,000	Lowe’s Cos, Inc	3.875	09/15/23	332,510
400,000	Lowe’s Cos, Inc	3.125	09/15/24	427,505
100,000	Lowe’s Cos, Inc	3.375	09/15/25	107,866
500,000	Lowe’s Cos, Inc	2.500	04/15/26	501,392
200,000	Lowe’s Cos, Inc	6.875	02/15/28	276,175
175,000	Lowe’s Cos, Inc	5.500	10/15/35	221,532
150,000	Lowe’s Cos, Inc	5.800	04/15/40	198,688
150,000	Lowe’s Cos, Inc	5.125	11/15/41	184,870
100,000	Lowe’s Cos, Inc	4.650	04/15/42	116,110
300,000	Lowe’s Cos, Inc	5.000	09/15/43	366,417
200,000	Lowe’s Cos, Inc	4.250	09/15/44	221,249
200,000	Lowe’s Cos, Inc	4.375	09/15/45	227,340
575,000	Lowe’s Cos, Inc	3.700	04/15/46	591,448
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	209,146
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	263,232
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	122,225
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	211,434
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	301,510
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	456,333
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	188,161
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	215,282
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	169,916
300,000	Nordstrom, Inc	6.250	01/15/18	318,271
30,000	Nordstrom, Inc	4.750	05/01/20	32,728
100,000	Nordstrom, Inc	4.000	10/15/21	107,254
531,000	Nordstrom, Inc	5.000	01/15/44	557,479
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	166,635
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	106,303
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	215,989
300,000	Priceline Group, Inc	3.650	03/15/25	314,803
300,000	Priceline Group, Inc	3.600	06/01/26	314,738
200,000	QVC, Inc	3.125	04/01/19	205,053
100,000	QVC, Inc	5.125	07/02/22	106,004
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	QVC, Inc	4.375%	03/15/23	$100,311
200,000	QVC, Inc	4.850	04/01/24	203,197
200,000	QVC, Inc	4.450	02/15/25	198,071
150,000	QVC, Inc	5.950	03/15/43	142,388
500,000	Ross Stores, Inc	3.375	09/15/24	531,893
150,000	Staples, Inc	2.750	01/12/18	151,400
150,000	Staples, Inc	4.375	01/12/23	154,667
1,150,000	Target Corp	3.875	07/15/20	1,258,423
900,000	Target Corp	2.900	01/15/22	950,621
500,000	Target Corp	3.500	07/01/24	548,260
400,000	Target Corp	2.500	04/15/26	408,446
850,000	Target Corp	4.000	07/01/42	928,154
225,000	Target Corp	3.625	04/15/46	232,887
105,000	TJX Cos, Inc	6.950	04/15/19	119,369
300,000	TJX Cos, Inc	2.750	06/15/21	315,233
300,000	TJX Cos, Inc	2.500	05/15/23	307,771
300,000	TJX Cos, Inc	2.250	09/15/26	295,376
200,000	Under Armour, Inc	3.250	06/15/26	201,477
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	350,740
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	305,669
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,504,934
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,183,877
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	1,038,625
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	872,915
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	106,005
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,456,926
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	236,409
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,295,022
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	87,887
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	437,095
1,350,000	Wal-Mart Stores, Inc	4.000	04/11/43	1,509,466
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	1,117,569
650,000	Wal-Mart Stores, Inc	4.300	04/22/44	765,541
	TOTAL RETAILING			48,996,432

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	1.750	05/15/17	201,004
200,000	Altera Corp	4.100	11/15/23	225,929
500,000	Analog Devices, Inc	2.875	06/01/23	505,436
200,000	Analog Devices, Inc	5.300	12/15/45	222,554
1,475,000	Intel Corp	1.350	12/15/17	1,479,584
250,000	Intel Corp	2.450	07/29/20	258,697
400,000	Intel Corp	1.700	05/19/21	403,190
500,000	Intel Corp	3.100	07/29/22	534,092
1,250,000	Intel Corp	2.700	12/15/22	1,305,624
250,000	Intel Corp	3.700	07/29/25	277,514
400,000	Intel Corp	2.600	05/19/26	407,760
500,000	Intel Corp	4.000	12/15/32	549,159
500,000	Intel Corp	4.800	10/01/41	589,578
975,000	Intel Corp	4.900	07/29/45	1,169,728
400,000	Intel Corp	4.100	05/19/46	429,081
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	203,042
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	205,157
225,000	NVIDIA Corp	2.200	09/16/21	225,702
300,000	NVIDIA Corp	3.200	09/16/26	302,951
200,000	Texas Instruments, Inc	1.000	05/01/18	199,770
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Texas Instruments, Inc	1.650%	08/03/19	$202,429
300,000		Texas Instruments, Inc	1.750	05/01/20	304,046
200,000		Texas Instruments, Inc	2.750	03/12/21	211,443
200,000		Texas Instruments, Inc	2.250	05/01/23	201,819
400,000		Xilinx, Inc	3.000	03/15/21	415,773
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,031,062

SOFTWARE & SERVICES - 0.9%
175,000	g	Activision Blizzard, Inc	2.300	09/15/21	175,445
200,000	g	Activision Blizzard, Inc	3.400	09/15/26	200,985
20,000		Adobe Systems, Inc	4.750	02/01/20	22,001
275,000		Adobe Systems, Inc	3.250	02/01/25	289,780
200,000		Autodesk, Inc	1.950	12/15/17	201,202
250,000		Autodesk, Inc	4.375	06/15/25	264,998
500,000		Automatic Data Processing, Inc	2.250	09/15/20	515,700
500,000		Automatic Data Processing, Inc	3.375	09/15/25	546,880
300,000		Baidu, Inc	2.250	11/28/17	302,345
750,000		Baidu, Inc	2.750	06/09/19	764,923
300,000		Baidu, Inc	3.000	06/30/20	307,946
200,000		Baidu, Inc	3.500	11/28/22	209,940
300,000		Baidu, Inc	4.125	06/30/25	320,716
250,000		CA, Inc	2.875	08/15/18	254,760
300,000		CA, Inc	5.375	12/01/19	331,277
200,000		CDK Global, Inc	3.300	10/15/19	203,055
200,000		Computer Sciences Corp	4.450	09/15/22	211,628
300,000		Electronic Arts, Inc	3.700	03/01/21	318,779
300,000		Expedia, Inc	7.456	08/15/18	330,335
300,000		Expedia, Inc	4.500	08/15/24	316,006
200,000	g	Expedia, Inc	5.000	02/15/26	210,620
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	275,089
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	252,131
500,000		Fidelity National Information Services, Inc	2.850	10/15/18	513,108
500,000		Fidelity National Information Services, Inc	2.250	08/15/21	502,932
500,000		Fidelity National Information Services, Inc	4.500	10/15/22	553,443
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	641,284
500,000		Fidelity National Information Services, Inc	5.000	10/15/25	570,502
300,000		Fidelity National Information Services, Inc	3.000	08/15/26	296,883
300,000		Fidelity National Information Services, Inc	4.500	08/15/46	300,820
550,000		Fiserv, Inc	3.500	10/01/22	584,941
500,000		Fiserv, Inc	3.850	06/01/25	540,895
400,000		International Business Machines Corp	1.250	02/08/18	400,471
500,000		International Business Machines Corp	1.950	02/12/19	507,820
200,000		International Business Machines Corp	1.875	05/15/19	203,028
250,000		International Business Machines Corp	1.800	05/17/19	253,334
800,000		International Business Machines Corp	8.375	11/01/19	968,417
300,000		International Business Machines Corp	1.625	05/15/20	303,090
250,000		International Business Machines Corp	2.250	02/19/21	257,279
500,000		International Business Machines Corp	2.900	11/01/21	528,731
300,000		International Business Machines Corp	1.875	08/01/22	299,689
500,000		International Business Machines Corp	2.875	11/09/22	527,044
700,000		International Business Machines Corp	3.375	08/01/23	753,035
500,000		International Business Machines Corp	3.625	02/12/24	544,697
400,000		International Business Machines Corp	7.000	10/30/25	541,735
500,000		International Business Machines Corp	3.450	02/19/26	541,020
19,000		International Business Machines Corp	5.600	11/30/39	24,477
835,000		International Business Machines Corp	4.000	06/20/42	878,291
90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	International Business Machines Corp	4.700%	02/19/46	$579,179
200,000	Juniper Networks, Inc	3.125	02/26/19	205,329
175,000	Juniper Networks, Inc	4.600	03/15/21	189,537
200,000	Juniper Networks, Inc	4.500	03/15/24	212,029
250,000	Juniper Networks, Inc	4.350	06/15/25	260,750
475,000	Microsoft Corp	0.875	11/15/17	475,014
500,000	Microsoft Corp	1.300	11/03/18	502,419
400,000	Microsoft Corp	1.625	12/06/18	404,876
925,000	Microsoft Corp	4.200	06/01/19	998,240
1,000,000	Microsoft Corp	1.100	08/08/19	996,736
300,000	Microsoft Corp	1.850	02/12/20	304,774
540,000	Microsoft Corp	3.000	10/01/20	573,016
500,000	Microsoft Corp	2.000	11/03/20	510,730
450,000	Microsoft Corp	4.000	02/08/21	497,574
850,000	Microsoft Corp	1.550	08/08/21	846,363
1,300,000	Microsoft Corp	2.375	02/12/22	1,338,086
500,000	Microsoft Corp	2.650	11/03/22	521,581
400,000	Microsoft Corp	2.125	11/15/22	404,997
1,000,000	Microsoft Corp	2.000	08/08/23	999,004
400,000	Microsoft Corp	3.625	12/15/23	439,394
500,000	Microsoft Corp	2.700	02/12/25	517,927
750,000	Microsoft Corp	3.125	11/03/25	798,294
1,300,000	Microsoft Corp	2.400	08/08/26	1,300,836
925,000	Microsoft Corp	4.200	11/03/35	1,036,135
1,000,000	Microsoft Corp	3.450	08/08/36	1,020,095
500,000	Microsoft Corp	3.500	11/15/42	491,395
300,000	Microsoft Corp	3.750	05/01/43	309,416
750,000	Microsoft Corp	3.750	02/12/45	763,232
575,000	Microsoft Corp	4.450	11/03/45	655,280
1,000,000	Microsoft Corp	3.700	08/08/46	1,012,942
1,750,000	Microsoft Corp	4.000	02/12/55	1,796,163
500,000	Microsoft Corp	4.750	11/03/55	579,235
1,000,000	Microsoft Corp	3.950	08/08/56	1,012,861
320,000	Oracle Corp	5.750	04/15/18	342,324
750,000	Oracle Corp	2.375	01/15/19	768,968
750,000	Oracle Corp	2.250	10/08/19	768,480
1,365,000	Oracle Corp	3.875	07/15/20	1,483,498
500,000	Oracle Corp	2.800	07/08/21	522,331
1,000,000	Oracle Corp	1.900	09/15/21	1,002,613
1,300,000	Oracle Corp	2.500	05/15/22	1,334,540
1,725,000	Oracle Corp	2.500	10/15/22	1,770,540
1,000,000	Oracle Corp	2.400	09/15/23	1,008,357
750,000	Oracle Corp	3.400	07/08/24	801,505
1,250,000	Oracle Corp	2.950	05/15/25	1,291,908
1,500,000	Oracle Corp	2.650	07/15/26	1,498,713
400,000	Oracle Corp	3.250	05/15/30	418,360
1,250,000	Oracle Corp	4.300	07/08/34	1,358,233
500,000	Oracle Corp	3.900	05/15/35	517,958
1,000,000	Oracle Corp	3.850	07/15/36	1,040,545
470,000	Oracle Corp	6.125	07/08/39	631,395
500,000	Oracle Corp	4.500	07/08/44	551,481
1,000,000	Oracle Corp	4.000	07/15/46	1,036,086
500,000	Oracle Corp	4.375	05/15/55	532,696
250,000	Symantec Corp	2.750	06/15/17	251,574
200,000	Symantec Corp	3.950	06/15/22	204,489
250,000	Total System Services, Inc	2.375	06/01/18	251,928
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Total System Services, Inc	3.800%	04/01/21	$265,307
125,000	Total System Services, Inc	3.750	06/01/23	128,311
300,000	Total System Services, Inc	4.800	04/01/26	332,394
20,000	Western Union Co	5.930	10/01/16	20,000
500,000	Western Union Co	2.875	12/10/17	507,162
100,000	Western Union Co	3.650	08/22/18	103,123
400,000	Western Union Co	5.253	04/01/20	438,144
100,000	Xerox Corp	2.950	03/15/17	100,591
250,000	Xerox Corp	6.350	05/15/18	265,478
100,000	Xerox Corp	2.750	03/15/19	100,376
700,000	Xerox Corp	5.625	12/15/19	758,449
200,000	Xerox Corp	2.800	05/15/20	198,877
500,000	Xerox Corp	2.750	09/01/20	495,049
200,000	Xerox Corp	6.750	12/15/39	205,369
	TOTAL SOFTWARE & SERVICES			64,724,098

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
100,000	Alphabet, Inc	3.625	05/19/21	109,749
500,000	Alphabet, Inc	3.375	02/25/24	547,749
1,000,000	Alphabet, Inc	1.998	08/15/26	988,048
200,000	Amphenol Corp	2.550	01/30/19	204,655
125,000	Amphenol Corp	3.125	09/15/21	129,767
150,000	Amphenol Corp	4.000	02/01/22	160,326
1,250,000	Apple, Inc	1.050	05/05/17	1,251,492
500,000	Apple, Inc	1.300	02/23/18	501,457
325,000	Apple, Inc	1.700	02/22/19	328,665
1,000,000	Apple, Inc	2.100	05/06/19	1,022,031
1,000,000	Apple, Inc	1.100	08/02/19	995,997
1,500,000	Apple, Inc	2.250	02/23/21	1,538,802
1,000,000	Apple, Inc	1.550	08/04/21	997,269
750,000	Apple, Inc	2.150	02/09/22	762,439
750,000	Apple, Inc	2.700	05/13/22	783,793
400,000	Apple, Inc	2.850	02/23/23	421,214
2,250,000	Apple, Inc	3.450	05/06/24	2,436,277
750,000	Apple, Inc	2.500	02/09/25	759,595
750,000	Apple, Inc	3.200	05/13/25	799,846
1,350,000	Apple, Inc	3.250	02/23/26	1,435,809
1,000,000	Apple, Inc	2.450	08/04/26	1,003,306
375,000	Apple, Inc	4.500	02/23/36	429,532
750,000	Apple, Inc	4.450	05/06/44	842,655
1,350,000	Apple, Inc	3.450	02/09/45	1,293,415
800,000	Apple, Inc	4.375	05/13/45	885,020
1,250,000	Apple, Inc	4.650	02/23/46	1,446,140
750,000	Apple, Inc	3.850	08/04/46	763,819
975,000	CC Holdings GS V LLC	3.849	04/15/23	1,044,676
300,000	Cisco Systems, Inc	1.400	02/28/18	301,151
400,000	Cisco Systems, Inc	1.650	06/15/18	403,190
300,000	Cisco Systems, Inc	1.600	02/28/19	302,240
200,000	Cisco Systems, Inc	1.400	09/20/19	200,204
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,079,637
400,000	Cisco Systems, Inc	2.450	06/15/20	413,002
400,000	Cisco Systems, Inc	2.200	02/28/21	409,301
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,314,797
300,000	Cisco Systems, Inc	1.850	09/20/21	301,963
400,000	Cisco Systems, Inc	3.000	06/15/22	428,399
500,000	Cisco Systems, Inc	2.600	02/28/23	515,956
92

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Cisco Systems, Inc	2.200%	09/20/23	$302,374
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,210,888
400,000		Cisco Systems, Inc	3.500	06/15/25	442,962
500,000		Cisco Systems, Inc	2.950	02/28/26	527,836
1,000,000		Cisco Systems, Inc	2.500	09/20/26	1,011,551
600,000		Cisco Systems, Inc	5.900	02/15/39	805,483
1,650,000	g	Diamond Finance Corp	3.480	06/01/19	1,696,745
1,175,000	g	Diamond Finance Corp	4.420	06/15/21	1,228,099
1,000,000	g	Diamond Finance Corp	5.450	06/15/23	1,071,027
1,000,000	g	Diamond Finance Corp	6.020	06/15/26	1,096,923
1,000,000	g	Diamond Finance Corp	8.100	07/15/36	1,177,434
1,000,000	g	Diamond Finance Corp	8.350	07/15/46	1,197,898
300,000		Flextronics International Ltd	4.750	06/15/25	319,577
750,000		General Electric Co	5.250	12/06/17	785,874
1,725,000		General Electric Co	2.700	10/09/22	1,794,362
2,875,000		General Electric Co	4.125	10/09/42	3,154,303
250,000		General Electric Co	4.500	03/11/44	288,542
300,000		Harris Corp	1.999	04/27/18	301,697
205,000		Harris Corp	2.700	04/27/20	208,843
300,000		Harris Corp	4.400	12/15/20	325,537
300,000		Harris Corp	4.854	04/27/35	330,167
300,000		Harris Corp	5.054	04/27/45	344,419
750,000	g	Hewlett Packard Enterprise Co	4.400	10/15/22	799,955
750,000	g	Hewlett Packard Enterprise Co	6.200	10/15/35	781,803
350,000	g	Hewlett Packard Enterprise Co	6.350	10/15/45	361,923
113,000		Hewlett-Packard Co	3.750	12/01/20	119,050
200,000		Hewlett-Packard Co	4.375	09/15/21	215,733
100,000		Hewlett-Packard Co	4.650	12/09/21	109,620
200,000		Hewlett-Packard Co	4.050	09/15/22	212,783
850,000		Hewlett-Packard Co	6.000	09/15/41	872,387
750,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	764,132
1,475,000	g	Hewlett-Packard Enterprise Co	3.600	10/15/20	1,547,697
1,000,000	g	Hewlett-Packard Enterprise Co	4.900	10/15/25	1,067,900
200,000		Ingram Micro, Inc	5.000	08/10/22	205,666
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	580,592
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	132,604
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	334,089
40,000		L-3 Communications Corp	3.950	11/15/16	40,130
100,000		L-3 Communications Corp	1.500	05/28/17	100,095
420,000		L-3 Communications Corp	5.200	10/15/19	459,861
300,000		L-3 Communications Corp	4.950	02/15/21	331,111
52,000		L-3 Communications Corp	3.950	05/28/24	55,366
100,000		Lexmark International, Inc	6.650	06/01/18	106,050
100,000		Lexmark International, Inc	5.125	03/15/20	104,752
100,000		Motorola Solutions, Inc	3.500	09/01/21	103,112
200,000		Motorola Solutions, Inc	3.750	05/15/22	205,143
250,000		Motorola Solutions, Inc	3.500	03/01/23	249,481
200,000		Motorola Solutions, Inc	4.000	09/01/24	202,392
200,000		Motorola Solutions, Inc	5.500	09/01/44	194,925
200,000		NetApp, Inc	2.000	12/15/17	200,435
200,000		NetApp, Inc	3.375	06/15/21	209,361
200,000		NetApp, Inc	3.250	12/15/22	204,814
200,000		Pitney Bowes, Inc	3.375	10/01/21	200,027
500,000		Pitney Bowes, Inc	4.625	03/15/24	519,274
500,000		QUALCOMM, Inc	1.400	05/18/18	500,782
500,000		QUALCOMM, Inc	2.250	05/20/20	510,565
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	QUALCOMM, Inc	3.000%	05/20/22	$525,026
500,000	QUALCOMM, Inc	3.450	05/20/25	532,792
500,000	QUALCOMM, Inc	4.650	05/20/35	537,759
500,000	QUALCOMM, Inc	4.800	05/20/45	547,196
750,000	Seagate HDD Cayman	4.750	01/01/25	708,750
200,000	Seagate HDD Cayman	4.875	06/01/27	177,600
200,000	Seagate HDD Cayman	5.750	12/01/34	166,500
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	215,353
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	236,402
200,000	Tyco Electronics Group S.A.	2.375	12/17/18	203,523
200,000	Tyco Electronics Group S.A.	2.350	08/01/19	202,770
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	266,000
200,000	Tyco Electronics Group S.A.	3.450	08/01/24	208,132
100,000	Tyco Electronics Group S.A.	3.700	02/15/26	106,959
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			67,414,296

TELECOMMUNICATION SERVICES - 1.5%
500,000	Alibaba Group Holding Ltd	1.625	11/28/17	500,822
500,000	Alibaba Group Holding Ltd	2.500	11/28/19	509,365
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	520,243
500,000	Alibaba Group Holding Ltd	3.600	11/28/24	521,780
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	545,344
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,571,577
950,000	America Movil SAB de C.V.	3.125	07/16/22	972,736
440,000	America Movil SAB de C.V.	6.125	03/30/40	531,407
825,000	America Movil SAB de C.V.	4.375	07/16/42	812,034
1,150,000	American Tower Corp	4.500	01/15/18	1,192,709
150,000	American Tower Corp	3.300	02/15/21	156,818
200,000	American Tower Corp	3.450	09/15/21	210,507
500,000	American Tower Corp	2.250	01/15/22	499,020
200,000	American Tower Corp	4.700	03/15/22	222,318
250,000	American Tower Corp	3.500	01/31/23	260,846
800,000	American Tower Corp	5.000	02/15/24	906,586
300,000	American Tower Corp	4.000	06/01/25	321,073
200,000	American Tower Corp	4.400	02/15/26	219,184
200,000	American Tower Corp	3.375	10/15/26	202,843
500,000	American Tower Corp	3.125	01/15/27	498,014
750,000	AT&T, Inc	1.700	06/01/17	752,250
325,000	AT&T, Inc	1.400	12/01/17	325,196
500,000	AT&T, Inc	1.750	01/15/18	502,467
300,000	AT&T, Inc	2.375	11/27/18	305,635
950,000	AT&T, Inc	5.800	02/15/19	1,041,975
1,000,000	AT&T, Inc	2.300	03/11/19	1,016,721
285,000	AT&T, Inc	5.200	03/15/20	315,757
900,000	AT&T, Inc	2.450	06/30/20	917,310
500,000	AT&T, Inc	4.600	02/15/21	548,556
1,250,000	AT&T, Inc	2.800	02/17/21	1,286,267
1,050,000	AT&T, Inc	5.000	03/01/21	1,175,718
500,000	AT&T, Inc	4.450	05/15/21	549,844
4,300,000	AT&T, Inc	3.000	02/15/22	4,440,257
250,000	AT&T, Inc	3.800	03/15/22	267,794
1,500,000	AT&T, Inc	3.000	06/30/22	1,542,291
1,250,000	AT&T, Inc	3.600	02/17/23	1,318,011
1,000,000	AT&T, Inc	4.450	04/01/24	1,099,684
1,500,000	AT&T, Inc	3.400	05/15/25	1,541,980
1,250,000	AT&T, Inc	4.125	02/17/26	1,351,552
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,175,000		AT&T, Inc	4.500%	05/15/35	$1,236,935
145,000		AT&T, Inc	6.000	08/15/40	174,080
92,000		AT&T, Inc	5.350	09/01/40	103,277
100,000		AT&T, Inc	6.375	03/01/41	125,564
550,000		AT&T, Inc	5.150	03/15/42	598,119
2,066,000		AT&T, Inc	4.300	12/15/42	2,042,679
1,250,000		AT&T, Inc	4.800	06/15/44	1,315,272
2,854,000		AT&T, Inc	4.350	06/15/45	2,812,568
1,025,000		AT&T, Inc	4.750	05/15/46	1,078,244
750,000		AT&T, Inc	5.650	02/15/47	888,109
1,425,000	g	AT&T, Inc	4.500	03/09/48	1,433,178
955,000	g	AT&T, Inc	4.550	03/09/49	961,374
400,000		British Telecommunications plc	5.950	01/15/18	423,156
1,000,000		British Telecommunications plc	2.350	02/14/19	1,018,962
650,000		British Telecommunications plc	9.375	12/15/30	1,053,010
350,000		Crown Castle International Corp	3.400	02/15/21	366,314
200,000		Crown Castle International Corp	2.250	09/01/21	199,853
750,000		Crown Castle International Corp	4.450	02/15/26	824,189
125,000		Crown Castle International Corp	3.700	06/15/26	130,506
2,850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	3,188,552
740,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,151,077
1,200,000		France Telecom S.A.	4.125	09/14/21	1,329,371
745,000		France Telecom S.A.	9.000	03/01/31	1,189,522
100,000		France Telecom S.A.	5.375	01/13/42	120,804
250,000		Koninklijke KPN NV	8.375	10/01/30	349,787
150,000		Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,282
400,000		Orange S.A.	5.500	02/06/44	499,988
300,000		Qwest Corp	6.500	06/01/17	309,000
400,000		Qwest Corp	6.750	12/01/21	445,500
125,000		Rogers Communications, Inc	4.500	03/15/43	134,975
600,000		Rogers Communications, Inc	6.800	08/15/18	657,560
200,000		Rogers Communications, Inc	4.100	10/01/23	221,915
300,000		Rogers Communications, Inc	3.625	12/15/25	325,620
300,000		Rogers Communications, Inc	5.450	10/01/43	369,523
600,000		Rogers Communications, Inc	5.000	03/15/44	698,371
900,000		Telefonica Emisiones SAU	3.192	04/27/18	921,211
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,226,854
500,000		Telefonica Emisiones SAU	4.570	04/27/23	557,721
300,000		Telefonica Emisiones SAU	7.045	06/20/36	394,256
392,000		Telefonica Europe BV	8.250	09/15/30	571,645
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	110,891
200,000		TELUS Corp	2.800	02/16/27	200,973
200,000		Verizon Communications, Inc	2.550	06/17/19	205,732
6,234,000		Verizon Communications, Inc	2.625	02/21/20	6,411,451
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,743,585
500,000		Verizon Communications, Inc	3.450	03/15/21	532,781
950,000		Verizon Communications, Inc	3.500	11/01/21	1,019,940
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,490,866
2,500,000		Verizon Communications, Inc	3.500	11/01/24	2,668,105
750,000		Verizon Communications, Inc	2.625	08/15/26	735,894
475,000		Verizon Communications, Inc	5.050	03/15/34	534,860
1,500,000		Verizon Communications, Inc	4.400	11/01/34	1,590,228
2,600,000		Verizon Communications, Inc	4.272	01/15/36	2,714,470
300,000		Verizon Communications, Inc	6.000	04/01/41	378,739
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,247,418
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,359,707
95

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$175,000		Verizon Communications, Inc	4.125%	08/15/46	$175,506
1,818,000		Verizon Communications, Inc	4.522	09/15/48	1,927,344
2,676,000		Verizon Communications, Inc	5.012	08/21/54	2,963,087
3,154,000		Verizon Communications, Inc	4.672	03/15/55	3,317,787
400,000		Vodafone Group plc	1.500	02/19/18	399,719
1,500,000		Vodafone Group plc	5.450	06/10/19	1,647,813
650,000		Vodafone Group plc	4.375	03/16/21	713,785
500,000		Vodafone Group plc	2.500	09/26/22	502,938
800,000		Vodafone Group plc	2.950	02/19/23	822,189
150,000		Vodafone Group plc	6.150	02/27/37	181,968
700,000		Vodafone Group plc	4.375	02/19/43	702,897
		TOTAL TELECOMMUNICATION SERVICES			101,374,087

TRANSPORTATION - 0.7%
100,000		ABB Finance USA, Inc	1.625	05/08/17	100,213
500,000		ABB Finance USA, Inc	2.875	05/08/22	524,165
150,000		ABB Finance USA, Inc	4.375	05/08/42	171,817
175,000		American Airlines 2016-2 Class AA Pass Through Trust	3.200	06/15/28	179,392
319,646		American Airlines Pass Through Trust	4.950	01/15/23	347,615
425,244		American Airlines Pass Through Trust	4.000	07/15/25	451,822
274,018		American Airlines Pass Through Trust	3.700	10/01/26	286,348
286,352		American Airlines Pass Through Trust	3.375	05/01/27	293,511
195,269		American Airlines Pass Through Trust	3.600	09/22/27	206,985
199,510		American Airlines Pass Through Trust	3.575	01/15/28	210,982
400,000	h	American Airlines, Inc	3.000	10/15/28	402,000
700,000		Boeing Capital Corp	2.900	08/15/18	721,724
625,000		Boeing Co	0.950	05/15/18	624,229
200,000		Boeing Co	2.200	10/30/22	203,293
500,000		Boeing Co	2.850	10/30/24	525,265
400,000		Boeing Co	2.600	10/30/25	412,850
200,000		Boeing Co	2.250	06/15/26	199,371
100,000		Boeing Co	3.300	03/01/35	101,884
350,000		Boeing Co	5.875	02/15/40	476,402
100,000		Boeing Co	3.500	03/01/45	102,537
300,000		Boeing Co	3.375	06/15/46	302,074
555,000		Burlington Northern Santa Fe LLC	4.700	10/01/19	609,897
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	551,959
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	316,768
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	159,174
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	552,326
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	550,307
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	161,555
300,000		Burlington Northern Santa Fe LLC	3.000	04/01/25	314,970
200,000		Burlington Northern Santa Fe LLC	3.650	09/01/25	220,319
360,000		Burlington Northern Santa Fe LLC	5.750	05/01/40	468,705
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	304,017
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	224,399
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	623,310
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	607,586
300,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	348,221
500,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	552,124
200,000		Burlington Northern Santa Fe LLC	4.700	09/01/45	235,747
750,000		Burlington Northern Santa Fe LLC	3.900	08/01/46	803,956
200,000		Canadian National Railway Co	5.550	05/15/18	213,380
200,000		Canadian National Railway Co	5.550	03/01/19	219,768
100,000		Canadian National Railway Co	2.850	12/15/21	105,368
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Canadian National Railway Co	2.250%	11/15/22	$304,607
200,000	Canadian National Railway Co	2.950	11/21/24	211,402
200,000	Canadian National Railway Co	6.900	07/15/28	285,331
200,000	Canadian National Railway Co	6.250	08/01/34	275,049
250,000	Canadian National Railway Co	3.500	11/15/42	255,819
100,000	Canadian National Railway Co	4.500	11/07/43	118,101
400,000	Canadian National Railway Co	3.200	08/02/46	394,819
200,000	Canadian Pacific Railway Co	7.250	05/15/19	228,154
300,000	Canadian Pacific Railway Co	2.900	02/01/25	307,193
500,000	Canadian Pacific Railway Co	3.700	02/01/26	542,605
200,000	Canadian Pacific Railway Co	7.125	10/15/31	276,749
250,000	Canadian Pacific Railway Co	5.950	05/15/37	313,917
100,000	Canadian Pacific Railway Co	5.750	01/15/42	127,290
100,000	Canadian Pacific Railway Co	4.800	08/01/45	117,143
200,000	Canadian Pacific Railway Co	6.125	09/15/15	247,621
200,000	Carnival Corp	1.875	12/15/17	201,570
200,000	Carnival Corp	3.950	10/15/20	216,209
332,593	Continental Airlines, Inc	4.750	01/12/21	356,707
26,260	Continental Airlines, Inc	5.983	04/19/22	29,609
426,172	Continental Airlines, Inc	4.150	04/11/24	454,939
174,417	Continental Airlines, Inc	4.000	10/29/24	186,626
850,000	CSX Corp	7.375	02/01/19	962,055
125,000	CSX Corp	3.700	11/01/23	135,752
300,000	CSX Corp	3.400	08/01/24	321,752
200,000	CSX Corp	3.350	11/01/25	214,600
100,000	CSX Corp	6.000	10/01/36	129,134
200,000	CSX Corp	6.150	05/01/37	260,974
400,000	CSX Corp	5.500	04/15/41	493,014
350,000	CSX Corp	4.400	03/01/43	384,368
100,000	CSX Corp	4.100	03/15/44	106,622
200,000	CSX Corp	3.950	05/01/50	200,257
300,000	CSX Corp	4.500	08/01/54	325,401
119,785	Delta Air Lines	3.625	07/30/27	127,571
278,907	Delta Air Lines, Inc	5.300	04/15/19	298,430
146,443	Delta Air Lines, Inc	4.750	05/07/20	158,158
134,000	FedEx Corp	8.000	01/15/19	153,619
100,000	FedEx Corp	2.300	02/01/20	102,257
300,000	FedEx Corp	4.000	01/15/24	334,476
100,000	FedEx Corp	3.200	02/01/25	105,094
300,000	FedEx Corp	3.250	04/01/26	316,587
1,000,000	FedEx Corp	4.900	01/15/34	1,149,442
200,000	FedEx Corp	3.900	02/01/35	206,216
200,000	FedEx Corp	3.875	08/01/42	202,463
750,000	FedEx Corp	4.750	11/15/45	855,889
300,000	FedEx Corp	4.550	04/01/46	334,284
200,000	FedEx Corp	4.500	02/01/65	208,333
100,000	GATX Corp	2.375	07/30/18	101,005
200,000	GATX Corp	2.500	03/15/19	202,316
100,000	GATX Corp	2.600	03/30/20	101,317
500,000	GATX Corp	3.250	09/15/26	498,506
225,000	GATX Corp	5.200	03/15/44	243,061
216,819	Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	218,987
100,000	JB Hunt Transport Services, Inc	2.400	03/15/19	100,931
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	209,101
100,000	Kansas City Southern	3.000	05/15/23	101,926
100,000	Kansas City Southern	3.125	06/01/26	101,602
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Kansas City Southern	4.300%	05/15/43	$103,345
175,000		Kansas City Southern	4.950	08/15/45	199,152
210,000		Norfolk Southern Corp	5.750	04/01/18	223,809
100,000		Norfolk Southern Corp	3.250	12/01/21	106,219
250,000		Norfolk Southern Corp	3.000	04/01/22	261,555
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,337,586
200,000		Norfolk Southern Corp	3.850	01/15/24	218,728
81,000		Norfolk Southern Corp	5.590	05/17/25	97,551
200,000		Norfolk Southern Corp	2.900	06/15/26	205,253
16,000		Norfolk Southern Corp	4.837	10/01/41	18,633
750,000		Norfolk Southern Corp	3.950	10/01/42	778,227
200,000		Norfolk Southern Corp	4.800	08/15/43	232,388
300,000		Norfolk Southern Corp	4.450	06/15/45	336,146
200,000		Norfolk Southern Corp	4.650	01/15/46	231,204
250,000		Northrop Grumman Corp	1.750	06/01/18	251,990
650,000		Northrop Grumman Corp	3.500	03/15/21	694,938
400,000		Northrop Grumman Corp	3.250	08/01/23	427,627
100,000		Northrop Grumman Corp	5.050	11/15/40	120,154
400,000		Northrop Grumman Corp	4.750	06/01/43	473,764
300,000		Northrop Grumman Corp	3.850	04/15/45	312,106
150,000		Ryder System, Inc	2.500	03/01/17	150,594
150,000		Ryder System, Inc	2.500	03/01/18	151,934
200,000		Ryder System, Inc	2.450	11/15/18	203,449
100,000		Ryder System, Inc	2.550	06/01/19	101,966
200,000		Ryder System, Inc	2.450	09/03/19	204,042
300,000		Ryder System, Inc	2.500	05/11/20	303,898
200,000		Ryder System, Inc	3.450	11/15/21	209,453
100,000		Southwest Airlines Co	2.750	11/06/19	103,155
400,000		Southwest Airlines Co	2.650	11/05/20	410,969
100,000		Spirit Airlines, Inc	4.100	04/01/28	102,000
770,000	h	Union Pacific Corp	3.799	10/01/51	765,419
100,000		Union Pacific Corp	2.250	02/15/19	101,829
200,000		Union Pacific Corp	2.250	06/19/20	204,892
331,000		Union Pacific Corp	4.163	07/15/22	371,918
500,000		Union Pacific Corp	2.950	01/15/23	525,367
277,000		Union Pacific Corp	3.646	02/15/24	302,716
200,000		Union Pacific Corp	3.750	03/15/24	220,856
200,000		Union Pacific Corp	3.250	01/15/25	215,172
200,000		Union Pacific Corp	3.250	08/15/25	215,167
300,000		Union Pacific Corp	2.750	03/01/26	311,510
100,000		Union Pacific Corp	3.375	02/01/35	102,219
100,000		Union Pacific Corp	4.300	06/15/42	112,235
150,000		Union Pacific Corp	4.250	04/15/43	167,643
200,000		Union Pacific Corp	4.050	11/15/45	219,624
200,000		Union Pacific Corp	3.350	08/15/46	196,549
200,000		Union Pacific Corp	3.875	02/01/55	200,399
300,000		Union Pacific Corp	4.375	11/15/65	328,965
193,133		Union Pacific Railroad Co	2.695	05/12/27	191,143
400,000		United Airlines 2013-, Cl A Pass Through Trust	2.875	10/07/28	401,500
200,000		United Airlines 2016- Class AA Pass Through Trust	3.100	07/07/28	204,520
200,000		United Airlines 2016-, Cl A Pass Through Trust	3.450	07/07/28	208,500
270,647		United Airlines Pass Through Trust	4.300	08/15/25	295,005
282,697		United Airlines Pass Through Trust	3.750	09/03/26	297,538
200,000		United Airlines Pass Through Trust	3.450	12/01/27	207,750
100,000		United Parcel Service, Inc	1.125	10/01/17	100,119
100,000		United Parcel Service, Inc	5.500	01/15/18	105,775
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	United Parcel Service, Inc	5.125%	04/01/19	$328,856
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,180,313
1,400,000	United Parcel Service, Inc	2.450	10/01/22	1,454,135
35,000	United Parcel Service, Inc	6.200	01/15/38	50,041
450,000	United Parcel Service, Inc	3.625	10/01/42	482,556
159,253	US Airways Pass Through Trust	4.625	06/03/25	173,585
261,463	US Airways Pass Through Trust	3.950	11/15/25	277,151
	TOTAL TRANSPORTATION			49,498,097

UTILITIES - 2.5%
370,000	AGL Capital Corp	5.250	08/15/19	404,562
275,000	AGL Capital Corp	3.875	11/15/25	295,712
400,000	AGL Capital Corp	3.250	06/15/26	413,582
275,000	AGL Capital Corp	4.400	06/01/43	296,885
475,000	Alabama Power Co	3.550	12/01/23	518,672
300,000	Alabama Power Co	5.200	06/01/41	376,114
200,000	Alabama Power Co	3.850	12/01/42	209,806
400,000	Alabama Power Co	3.750	03/01/45	416,283
300,000	Alabama Power Co	4.300	01/02/46	338,061
300,000	Ameren Corp	2.700	11/15/20	309,326
600,000	Ameren Illinois Co	2.700	09/01/22	624,164
200,000	Ameren Illinois Co	3.250	03/01/25	214,786
100,000	Ameren Illinois Co	4.800	12/15/43	121,846
200,000	Ameren Illinois Co	4.300	07/01/44	230,245
500,000	American Water Capital Corp	3.850	03/01/24	551,591
300,000	American Water Capital Corp	3.400	03/01/25	323,712
225,000	American Water Capital Corp	4.300	12/01/42	257,188
150,000	American Water Capital Corp	4.300	09/01/45	172,327
140,000	Appalachian Power Co	7.000	04/01/38	192,911
500,000	Appalachian Power Co	4.400	05/15/44	541,687
150,000	Arizona Public Service Co	8.750	03/01/19	175,244
200,000	Arizona Public Service Co	3.350	06/15/24	215,715
350,000	Arizona Public Service Co	4.500	04/01/42	403,752
200,000	Arizona Public Service Co	4.700	01/15/44	238,889
200,000	Arizona Public Service Co	4.350	11/15/45	227,922
100,000	Atmos Energy Corp	8.500	03/15/19	116,371
100,000	Atmos Energy Corp	5.500	06/15/41	126,819
125,000	Atmos Energy Corp	4.150	01/15/43	135,312
200,000	Atmos Energy Corp	4.125	10/15/44	218,237
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	108,148
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	427,352
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	199,066
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	150,234
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	202,462
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	332,918
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	218,437
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	375,753
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	241,630
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	560,054
100,000	Black Hills Corp	2.500	01/11/19	101,489
200,000	Black Hills Corp	4.250	11/30/23	218,148
100,000	Black Hills Corp	3.950	01/15/26	107,151
100,000	Black Hills Corp	3.150	01/15/27	101,016
200,000	Black Hills Corp	4.200	09/15/46	205,137
200,000	Brookfield Finance, Inc	4.250	06/02/26	206,686
785,000	Carolina Power & Light Co	5.300	01/15/19	856,860
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Carolina Power & Light Co	3.000%	09/15/21	$370,310
150,000		Carolina Power & Light Co	2.800	05/15/22	157,574
100,000		Carolina Power & Light Co	4.100	05/15/42	108,956
300,000		Carolina Power & Light Co	4.100	03/15/43	326,606
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	407,058
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	201,264
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	143,167
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	101,935
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	356,692
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	456,817
200,000	g	Cleco Corporate Holdings LLC	3.743	05/01/26	208,319
200,000	g	Cleco Corporate Holdings LLC	4.973	05/01/46	218,709
203,000		Cleco Power LLC	6.000	12/01/40	255,587
200,000		CMS Energy Corp	3.875	03/01/24	218,340
100,000		CMS Energy Corp	3.600	11/15/25	107,058
100,000		CMS Energy Corp	4.700	03/31/43	114,581
300,000		Columbia Pipeline Group, Inc	2.450	06/01/18	301,776
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	310,950
300,000		Columbia Pipeline Group, Inc	4.500	06/01/25	326,027
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	356,814
400,000		Columbia Property Trust Operating Partnership LP	3.650	08/15/26	402,608
300,000		Commonwealth Edison Co	2.150	01/15/19	304,696
775,000		Commonwealth Edison Co	4.000	08/01/20	839,350
200,000		Commonwealth Edison Co	3.100	11/01/24	212,137
250,000		Commonwealth Edison Co	2.550	06/15/26	253,389
387,000		Commonwealth Edison Co	5.900	03/15/36	509,189
200,000		Commonwealth Edison Co	3.800	10/01/42	210,573
300,000		Commonwealth Edison Co	4.600	08/15/43	352,982
300,000		Commonwealth Edison Co	4.700	01/15/44	358,606
100,000		Commonwealth Edison Co	3.700	03/01/45	103,545
250,000		Commonwealth Edison Co	3.650	06/15/46	257,360
200,000		Connecticut Light & Power Co	2.500	01/15/23	203,606
200,000		Connecticut Light & Power Co	4.300	04/15/44	229,413
250,000		Connecticut Light & Power Co	4.150	06/01/45	280,449
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	67,538
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,532,807
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	426,950
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	219,294
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	581,909
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	689,172
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	173,647
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	420,018
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	229,789
100,000		Consolidated Edison, Inc	2.000	05/15/21	100,989
230,000		Consumers Energy Co	6.125	03/15/19	256,614
150,000		Consumers Energy Co	2.850	05/15/22	157,407
200,000		Consumers Energy Co	3.375	08/15/23	215,675
100,000		Consumers Energy Co	3.125	08/31/24	105,380
250,000		Consumers Energy Co	3.950	05/15/43	276,102
200,000		Consumers Energy Co	4.100	11/15/45	226,497
100,000		Consumers Energy Co	3.250	08/15/46	98,681
100,000		Consumers Energy Co	4.350	08/31/64	113,088
200,000		Delmarva Power & Light Co	3.500	11/15/23	216,486
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	154,033
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	258,675
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	210,540
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Dominion Gas Holdings LLC	3.600%	12/15/24	$212,678
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	221,830
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	215,917
100,000		Dominion Resources, Inc	1.400	09/15/17	99,961
300,000		Dominion Resources, Inc	1.900	06/15/18	301,525
400,000	i	Dominion Resources, Inc	2.962	07/01/19	410,534
150,000		Dominion Resources, Inc	1.600	08/15/19	149,709
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,869,063
200,000	i	Dominion Resources, Inc	4.104	04/01/21	214,215
125,000		Dominion Resources, Inc	2.000	08/15/21	124,711
200,000		Dominion Resources, Inc	3.625	12/01/24	211,322
150,000		Dominion Resources, Inc	2.850	08/15/26	149,196
200,000		Dominion Resources, Inc	5.950	06/15/35	245,806
100,000		Dominion Resources, Inc	4.050	09/15/42	101,063
200,000		Dominion Resources, Inc	4.700	12/01/44	221,861
300,000	i	Dominion Resources, Inc	5.750	10/01/54	310,440
100,000		DTE Electric Co	3.700	06/01/46	106,145
200,000		DTE Energy Co	3.300	06/15/22	211,664
400,000		DTE Energy Electric Company	3.450	10/01/20	427,841
100,000		DTE Energy Electric Company	2.650	06/15/22	103,250
200,000		DTE Energy Electric Company	3.850	12/01/23	218,591
200,000		DTE Energy Electric Company	3.650	03/15/24	218,517
200,000		DTE Energy Electric Company	3.500	06/01/24	213,153
100,000		DTE Energy Electric Company	3.950	06/15/42	109,430
200,000		DTE Energy Electric Company	4.000	04/01/43	217,131
200,000		DTE Energy Electric Company	4.300	07/01/44	230,249
300,000		DTE Energy Electric Company	3.700	03/15/45	317,987
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	137,454
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	206,796
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	537,282
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	313,782
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	212,408
500,000		Duke Energy Corp	2.100	06/15/18	505,732
746,000		Duke Energy Corp	5.050	09/15/19	817,776
250,000		Duke Energy Corp	1.800	09/01/21	248,683
300,000		Duke Energy Corp	3.050	08/15/22	313,628
300,000		Duke Energy Corp	3.950	10/15/23	328,318
375,000		Duke Energy Corp	2.650	09/01/26	368,366
300,000		Duke Energy Corp	4.800	12/15/45	341,443
400,000		Duke Energy Corp	3.750	09/01/46	388,969
500,000		Duke Energy Florida LLC	3.400	10/01/46	487,779
300,000		Duke Energy Indiana LLC	3.750	05/15/46	311,671
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	273,864
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	241,128
200,000		Duke Energy Ohio, Inc	3.700	06/15/46	205,519
300,000		Duke Energy Progress LLC	3.250	08/15/25	321,973
300,000		Duke Energy Progress LLC	4.200	08/15/45	333,919
500,000		Duke Energy Progress LLC	3.700	10/15/46	516,716
400,000		Duke Energy Progress, Inc	4.375	03/30/44	454,335
500,000		Duke Energy Progress, Inc	4.150	12/01/44	548,638
200,000		Edison International	2.950	03/15/23	206,600
200,000		El Paso Electric Co	5.000	12/01/44	236,254
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	53,113
100,000		Enbridge, Inc	5.600	04/01/17	102,242
300,000		Enbridge, Inc	4.000	10/01/23	309,062
300,000		Enbridge, Inc	4.500	06/10/44	278,469

101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Energy Transfer Partners LP	6.125%	02/15/17	$406,059
500,000	Energy Transfer Partners LP	2.500	06/15/18	503,406
44,000	Energy Transfer Partners LP	9.700	03/15/19	50,478
500,000	Energy Transfer Partners LP	4.150	10/01/20	522,993
500,000	Energy Transfer Partners LP	4.650	06/01/21	532,508
200,000	Energy Transfer Partners LP	5.200	02/01/22	216,790
200,000	Energy Transfer Partners LP	3.600	02/01/23	196,916
500,000	Energy Transfer Partners LP	4.900	02/01/24	520,979
400,000	Energy Transfer Partners LP	4.050	03/15/25	396,951
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	1,033,739
400,000	Energy Transfer Partners LP	4.900	03/15/35	369,895
140,000	Energy Transfer Partners LP	7.500	07/01/38	160,813
450,000	Energy Transfer Partners LP	6.500	02/01/42	470,290
200,000	Energy Transfer Partners LP	5.150	02/01/43	184,650
200,000	Energy Transfer Partners LP	5.950	10/01/43	202,429
400,000	Energy Transfer Partners LP	5.150	03/15/45	371,331
500,000	Energy Transfer Partners LP	6.125	12/15/45	521,142
200,000	EnLink Midstream Partners LP	2.700	04/01/19	198,671
200,000	EnLink Midstream Partners LP	4.400	04/01/24	195,395
300,000	EnLink Midstream Partners LP	4.150	06/01/25	287,348
100,000	EnLink Midstream Partners LP	4.850	07/15/26	100,687
200,000	EnLink Midstream Partners LP	5.600	04/01/44	185,460
125,000	Entergy Arkansas, Inc	3.750	02/15/21	134,388
300,000	Entergy Arkansas, Inc	3.050	06/01/23	312,436
175,000	Entergy Arkansas, Inc	3.700	06/01/24	190,362
300,000	Entergy Arkansas, Inc	3.500	04/01/26	325,459
200,000	Entergy Arkansas, Inc	4.950	12/15/44	212,384
200,000	Entergy Corp	5.125	09/15/20	221,954
200,000	Entergy Corp	4.000	07/15/22	216,973
300,000	Entergy Corp	2.950	09/01/26	300,126
200,000	Entergy Louisiana LLC	4.050	09/01/23	220,848
200,000	Entergy Louisiana LLC	2.400	10/01/26	198,239
200,000	Entergy Louisiana LLC	3.250	04/01/28	212,179
300,000	Entergy Louisiana LLC	4.950	01/15/45	319,577
200,000	Entergy Mississippi, Inc	2.850	06/01/28	204,622
225,000	Entergy Texas, Inc	7.125	02/01/19	252,387
300,000	EQT Midstream Partners LP	4.000	08/01/24	295,055
325,000	Exelon Corp	2.850	06/15/20	336,631
1,122,000	Exelon Corp	2.450	04/15/21	1,144,482
300,000	Exelon Corp	3.950	06/15/25	323,767
200,000	Exelon Corp	3.400	04/15/26	207,657
500,000	Exelon Corp	4.950	06/15/35	567,913
200,000	Exelon Corp	4.450	04/15/46	215,399
200,000	Exelon Generation Co LLC	2.950	01/15/20	206,120
200,000	Exelon Generation Co LLC	4.250	06/15/22	214,658
371,000	Exelon Generation Co LLC	5.600	06/15/42	388,203
400,000	Florida Power & Light Co	2.750	06/01/23	415,423
500,000	Florida Power & Light Co	3.250	06/01/24	535,967
300,000	Florida Power & Light Co	3.125	12/01/25	321,074
400,000	Florida Power & Light Co	5.250	02/01/41	514,020
100,000	Florida Power & Light Co	4.125	02/01/42	112,497
200,000	Florida Power & Light Co	4.050	06/01/42	223,382
450,000	Florida Power & Light Co	3.800	12/15/42	487,300
400,000	Florida Power & Light Co	4.050	10/01/44	448,869
29,000	Florida Power Corp	5.650	06/15/18	31,134
1,200,000	Florida Power Corp	3.100	08/15/21	1,271,819

102

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$165,000		Florida Power Corp	6.400%	06/15/38	$233,946
300,000		Florida Power Corp	3.850	11/15/42	313,827
175,000	g	Fortis, Inc	2.100	10/04/21	174,264
275,000	g	Fortis, Inc	3.055	10/04/26	274,197
200,000		Georgia Power Co	1.950	12/01/18	203,491
100,000		Georgia Power Co	3.250	04/01/26	106,340
177,000		Georgia Power Co	5.950	02/01/39	230,519
700,000		Georgia Power Co	4.300	03/15/43	764,863
200,000		Great Plains Energy, Inc	4.850	06/01/21	218,927
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	223,905
80,000		Indiana Michigan Power Co	7.000	03/15/19	89,681
200,000		Indiana Michigan Power Co	3.200	03/15/23	209,256
225,000		Indiana Michigan Power Co	4.550	03/15/46	253,893
70,000		Integrys Energy Group, Inc	4.170	11/01/20	75,771
300,000		Interstate Power & Light Co	3.250	12/01/24	316,866
100,000		Interstate Power & Light Co	6.250	07/15/39	138,339
200,000		Interstate Power & Light Co	4.700	10/15/43	233,785
100,000		Interstate Power & Light Co	3.700	09/15/46	101,872
200,000		ITC Holdings Corp	4.050	07/01/23	217,740
300,000		ITC Holdings Corp	3.650	06/15/24	315,645
100,000		ITC Holdings Corp	3.250	06/30/26	101,582
225,000		Kansas City Power & Light Co	3.150	03/15/23	229,078
200,000		Kansas City Power & Light Co	3.650	08/15/25	212,316
100,000		Kansas City Power & Light Co	5.300	10/01/41	116,549
20,000	g	Kansas Gas & Electric	6.700	06/15/19	22,611
125,000		Kentucky Utilities Co	3.300	10/01/25	134,536
175,000		Kentucky Utilities Co	4.650	11/15/43	207,861
100,000		Kentucky Utilities Co	4.375	10/01/45	114,871
250,000		KeySpan Corp	5.803	04/01/35	304,842
100,000		Kinder Morgan, Inc	2.000	12/01/17	100,135
400,000		Kinder Morgan, Inc	5.950	02/15/18	420,646
300,000		Kinder Morgan, Inc	2.650	02/01/19	302,502
500,000		Kinder Morgan, Inc	9.000	02/01/19	573,025
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,452,274
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,258,045
350,000		Kinder Morgan, Inc	3.450	02/15/23	349,054
200,000		Kinder Morgan, Inc	3.500	09/01/23	200,375
300,000		Kinder Morgan, Inc	4.150	02/01/24	306,285
500,000		Kinder Morgan, Inc	4.250	09/01/24	514,894
1,200,000		Kinder Morgan, Inc	4.300	06/01/25	1,247,857
800,000		Kinder Morgan, Inc	5.300	12/01/34	799,002
535,000		Kinder Morgan, Inc	6.500	09/01/39	577,111
300,000		Kinder Morgan, Inc	5.625	09/01/41	298,187
200,000		Kinder Morgan, Inc	5.000	08/15/42	190,532
500,000		Kinder Morgan, Inc	5.000	03/01/43	471,328
400,000		Kinder Morgan, Inc	5.500	03/01/44	405,346
200,000		Kinder Morgan, Inc	5.400	09/01/44	200,942
300,000		Kinder Morgan, Inc	5.550	06/01/45	308,449
320,000		LG&E and KU Energy LLC	3.750	11/15/20	341,383
225,000		Louisville Gas & Electric Co	3.300	10/01/25	241,039
125,000		Louisville Gas & Electric Co	4.650	11/15/43	148,186
100,000		Louisville Gas & Electric Co	4.375	10/01/45	114,918
880,000		Metropolitan Edison Co	7.700	01/15/19	988,186
300,000		MidAmerican Energy Co	3.500	10/15/24	327,327
200,000		MidAmerican Energy Co	4.400	10/15/44	233,678
300,000		MidAmerican Energy Co	2.400	03/15/19	307,575
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		MidAmerican Energy Co	3.700%	09/15/23	$219,246
200,000		MidAmerican Energy Co	4.800	09/15/43	244,575
200,000		MidAmerican Energy Co	4.250	05/01/46	229,440
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,339,386
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	413,363
750,000		Mississippi Power Co	4.250	03/15/42	702,956
1,500,000		MPLX LP	4.875	06/01/25	1,550,753
100,000		National Fuel Gas Co	4.900	12/01/21	107,954
200,000		National Fuel Gas Co	3.750	03/01/23	202,380
300,000		National Fuel Gas Co	5.200	07/15/25	324,482
820,000		Nevada Power Co	6.500	08/01/18	895,354
45,000		Nevada Power Co	7.125	03/15/19	51,274
230,000		Nevada Power Co	5.375	09/15/40	285,876
300,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	301,622
100,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	100,375
125,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	126,975
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	102,416
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	549,327
140,000		NiSource Finance Corp	6.400	03/15/18	149,451
150,000		NiSource Finance Corp	6.125	03/01/22	178,995
400,000		NiSource Finance Corp	3.850	02/15/23	428,302
100,000		NiSource Finance Corp	5.950	06/15/41	125,291
200,000		NiSource Finance Corp	5.250	02/15/43	238,202
150,000		NiSource Finance Corp	4.800	02/15/44	169,789
300,000		NiSource Finance Corp	5.650	02/01/45	380,828
300,000		Northeast Utilities	2.800	05/01/23	306,583
100,000		Northeast Utilities	3.150	01/15/25	104,189
500,000		Northern States Power Co	2.200	08/15/20	511,053
150,000		Northern States Power Co	2.150	08/15/22	152,257
300,000		Northern States Power Co	2.600	05/15/23	308,746
425,000		Northern States Power Co	5.350	11/01/39	551,154
200,000		Northern States Power Co	3.400	08/15/42	203,435
150,000		Northern States Power Co	4.000	08/15/45	167,752
175,000		Northern States Power Co	3.600	05/15/46	183,676
200,000		NorthWestern Corp	4.176	11/15/44	217,461
150,000		NSTAR Electric Co	5.625	11/15/17	156,854
200,000		NSTAR Electric Co	2.375	10/15/22	204,134
200,000		NSTAR Electric Co	3.250	11/15/25	213,512
500,000		Oglethorpe Power Corp	4.200	12/01/42	522,905
300,000		Oglethorpe Power Corp	4.550	06/01/44	331,714
250,000		Ohio Edison Co	8.250	10/15/38	375,512
600,000		Ohio Power Co	5.375	10/01/21	686,653
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	122,615
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	418,649
200,000		Oklahoma Gas & Electric Co	4.000	12/15/44	213,385
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	415,881
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	219,906
100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	101,194
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	165,846
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	101,248
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	126,594
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	643,508
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	191,406
75,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	78,564
225,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	235,691
100,000		ONEOK Partners LP	2.000	10/01/17	100,078
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	ONEOK Partners LP	3.200%	09/15/18	$203,778
400,000	ONEOK Partners LP	3.375	10/01/22	403,709
200,000	ONEOK Partners LP	5.000	09/15/23	217,022
700,000	ONEOK Partners LP	4.900	03/15/25	753,405
130,000	ONEOK Partners LP	6.650	10/01/36	144,295
250,000	ONEOK Partners LP	6.850	10/15/37	287,626
100,000	ONEOK Partners LP	6.125	02/01/41	107,960
355,000	Pacific Gas & Electric Co	8.250	10/15/18	402,544
400,000	Pacific Gas & Electric Co	3.250	06/15/23	425,728
175,000	Pacific Gas & Electric Co	3.850	11/15/23	192,487
200,000	Pacific Gas & Electric Co	3.750	02/15/24	219,204
500,000	Pacific Gas & Electric Co	3.400	08/15/24	536,571
400,000	Pacific Gas & Electric Co	3.500	06/15/25	433,812
420,000	Pacific Gas & Electric Co	6.050	03/01/34	560,499
600,000	Pacific Gas & Electric Co	5.400	01/15/40	762,524
400,000	Pacific Gas & Electric Co	4.500	12/15/41	455,854
150,000	Pacific Gas & Electric Co	3.750	08/15/42	154,643
400,000	Pacific Gas & Electric Co	4.600	06/15/43	463,960
200,000	Pacific Gas & Electric Co	5.125	11/15/43	246,767
300,000	Pacific Gas & Electric Co	4.750	02/15/44	358,912
300,000	Pacific Gas & Electric Co	4.300	03/15/45	337,366
200,000	Pacific Gas & Electric Co	4.250	03/15/46	225,395
250,000	PacifiCorp	2.950	02/01/22	263,583
200,000	PacifiCorp	2.950	06/01/23	210,153
300,000	PacifiCorp	3.600	04/01/24	326,939
200,000	PacifiCorp	3.350	07/01/25	215,446
850,000	PacifiCorp	6.000	01/15/39	1,160,229
200,000	PECO Energy Co	1.700	09/15/21	200,621
150,000	PECO Energy Co	2.375	09/15/22	152,228
200,000	PECO Energy Co	3.150	10/15/25	212,671
200,000	PECO Energy Co	4.800	10/15/43	243,784
200,000	PECO Energy Co	4.150	10/01/44	221,322
300,000	PG&E Corp	2.400	03/01/19	305,818
200,000	Phillips 66 Partners LP	2.646	02/15/20	201,444
300,000	Phillips 66 Partners LP	4.680	02/15/45	284,910
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	156,538
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	226,004
200,000	Potomac Electric Power Co	3.600	03/15/24	217,142
65,000	Potomac Electric Power Co	7.900	12/15/38	103,398
500,000	Potomac Electric Power Co	4.150	03/15/43	552,515
300,000	PPL Capital Funding, Inc	4.200	06/15/22	328,776
200,000	PPL Capital Funding, Inc	3.500	12/01/22	212,267
400,000	PPL Capital Funding, Inc	3.400	06/01/23	422,591
100,000	PPL Capital Funding, Inc	3.950	03/15/24	108,118
175,000	PPL Capital Funding, Inc	3.100	05/15/26	178,000
200,000	PPL Electric Utilities Corp	2.500	09/01/22	205,211
300,000	PPL Electric Utilities Corp	4.750	07/15/43	359,523
200,000	PPL Electric Utilities Corp	4.125	06/15/44	220,205
275,000	PPL Electric Utilities Corp	4.150	10/01/45	306,106
250,000	Premier Health Partners	2.911	11/15/26	251,356
300,000	Progress Energy, Inc	3.150	04/01/22	314,258
900,000	Progress Energy, Inc	7.750	03/01/31	1,270,674
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	202,647
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	102,863
100,000	PSEG Power LLC	2.450	11/15/18	101,732
500,000	PSEG Power LLC	3.000	06/15/21	514,504

105

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Public Service Co of Colorado	2.250%	09/15/22	$152,284
200,000		Public Service Co of Colorado	2.500	03/15/23	203,895
300,000		Public Service Co of Colorado	2.900	05/15/25	314,011
150,000		Public Service Co of Colorado	3.600	09/15/42	155,610
100,000		Public Service Co of Colorado	4.300	03/15/44	114,784
200,000		Public Service Co of Colorado	3.550	06/15/46	205,797
300,000		Public Service Co of New Hampshire	3.500	11/01/23	321,063
200,000		Public Service Co of New Mexico	3.850	08/01/25	212,778
520,000		Public Service Co of Oklahoma	5.150	12/01/19	570,522
100,000		Public Service Co of Oklahoma	4.400	02/01/21	109,347
150,000		Public Service Co of Oklahoma	6.625	11/15/37	199,313
220,000		Public Service Electric & Gas Co	5.300	05/01/18	234,139
200,000		Public Service Electric & Gas Co	2.300	09/15/18	204,294
500,000		Public Service Electric & Gas Co	1.800	06/01/19	506,859
200,000		Public Service Electric & Gas Co	2.000	08/15/19	203,768
100,000		Public Service Electric & Gas Co	1.900	03/15/21	101,557
200,000		Public Service Electric & Gas Co	3.150	08/15/24	211,997
300,000		Public Service Electric & Gas Co	2.250	09/15/26	299,174
410,000		Public Service Electric & Gas Co	5.375	11/01/39	527,163
200,000		Public Service Electric & Gas Co	3.950	05/01/42	220,115
100,000		Public Service Electric & Gas Co	3.650	09/01/42	105,370
200,000		Public Service Electric & Gas Co	3.800	01/01/43	216,593
200,000		Public Service Electric & Gas Co	4.000	06/01/44	222,410
200,000		Public Service Electric & Gas Co	4.050	05/01/45	224,791
100,000		Public Service Electric & Gas Co	3.800	03/01/46	109,007
300,000		Puget Energy, Inc	3.650	05/15/25	312,399
250,000		Puget Sound Energy, Inc	5.757	10/01/39	330,545
700,000		Puget Sound Energy, Inc	4.434	11/15/41	800,327
200,000		Puget Sound Energy, Inc	4.300	05/20/45	230,774
150,000		San Diego Gas & Electric Co	3.000	08/15/21	159,070
400,000		San Diego Gas & Electric Co	3.600	09/01/23	440,302
800,000		San Diego Gas & Electric Co	2.500	05/15/26	814,917
305,000		San Diego Gas & Electric Co	5.350	05/15/40	394,349
100,000		San Diego Gas & Electric Co	3.950	11/15/41	109,300
300,000		SCANA Corp	4.750	05/15/21	323,153
100,000		SCANA Corp	4.125	02/01/22	104,543
250,000		Scottish Power Ltd	5.810	03/15/25	291,957
605,000		Sempra Energy	2.300	04/01/17	607,994
200,000		Sempra Energy	2.850	11/15/20	207,120
150,000		Sempra Energy	2.875	10/01/22	155,082
500,000		Sempra Energy	4.050	12/01/23	548,149
200,000		Sempra Energy	3.550	06/15/24	211,384
200,000		Sempra Energy	3.750	11/15/25	215,154
260,000		Sempra Energy	6.000	10/15/39	333,106
1,500,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,501,380
1,500,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,504,163
1,500,000		Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	1,506,905
1,000,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	1,002,758
125,000		Sierra Pacific Power Co	3.375	08/15/23	134,021
100,000	g	Sierra Pacific Power Co	2.600	05/01/26	101,377
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	59,837
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	157,823
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	273,771
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	340,539
500,000		South Carolina Electric & Gas Co	4.100	06/15/46	535,028
200,000		South Carolina Electric & Gas Co	4.500	06/01/64	211,522
106

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$426,175		Southaven Combined Cycle Generation LLC	3.846%	08/15/33	$470,348
250,000		Southern California Edison Co	5.500	08/15/18	269,754
280,000		Southern California Edison Co	3.875	06/01/21	306,555
500,000		Southern California Edison Co	2.400	02/01/22	515,192
400,000		Southern California Edison Co	3.500	10/01/23	436,199
185,000		Southern California Edison Co	6.050	03/15/39	255,723
300,000		Southern California Edison Co	4.500	09/01/40	349,228
500,000		Southern California Edison Co	3.900	12/01/41	537,663
200,000		Southern California Edison Co	4.050	03/15/42	221,203
500,000		Southern California Edison Co	3.900	03/15/43	543,513
450,000		Southern California Edison Co	3.600	02/01/45	470,960
200,000		Southern California Gas Co	1.550	06/15/18	201,290
200,000		Southern California Gas Co	3.150	09/15/24	213,633
200,000		Southern California Gas Co	3.200	06/15/25	213,305
200,000		Southern California Gas Co	2.600	06/15/26	204,411
150,000		Southern California Gas Co	3.750	09/15/42	159,758
200,000		Southern California Gas Co	4.450	03/15/44	236,854
400,000		Southern Co	1.550	07/01/18	401,536
400,000		Southern Co	1.850	07/01/19	403,117
300,000		Southern Co	2.750	06/15/20	309,460
400,000		Southern Co	2.350	07/01/21	407,669
400,000		Southern Co	2.950	07/01/23	413,852
1,400,000		Southern Co	3.250	07/01/26	1,450,963
400,000		Southern Co	4.250	07/01/36	425,262
400,000		Southern Co	4.400	07/01/46	432,724
200,000		Southern Co Gas Capital Corp	2.450	10/01/23	200,720
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	101,352
108,000	g	Southern Natural Gas Co	5.900	04/01/17	110,298
550,000		Southern Natural Gas Co	4.400	06/15/21	604,204
100,000		Southern Natural Gas Co	8.000	03/01/32	128,646
100,000		Southern Power Co	1.850	12/01/17	100,634
500,000		Southern Power Co	2.375	06/01/20	509,610
200,000		Southern Power Co	4.150	12/01/25	215,498
250,000		Southwest Gas Corp	3.875	04/01/22	265,092
100,000		Southwest Gas Corp	3.800	09/29/46	101,116
500,000		Southwestern Electric Power Co	2.750	10/01/26	499,601
400,000		Southwestern Electric Power Co	6.200	03/15/40	515,204
600,000		Southwestern Public Service Co	4.500	08/15/41	698,853
300,000		Southwestern Public Service Co	3.400	08/15/46	298,727
60,000		Spectra Energy Capital LLC	6.200	04/15/18	63,462
600,000		Spectra Energy Capital LLC	3.300	03/15/23	594,860
200,000		Spectra Energy Partners LP	2.950	09/25/18	203,611
200,000		Spectra Energy Partners LP	4.750	03/15/24	219,775
400,000		Spectra Energy Partners LP	3.500	03/15/25	404,871
200,000		Spectra Energy Partners LP	5.950	09/25/43	237,011
200,000		Spectra Energy Partners LP	4.500	03/15/45	200,894
150,000		System Energy Resources, Inc	4.100	04/01/23	160,687
200,000		Tampa Electric Co	5.400	05/15/21	226,368
100,000		Tampa Electric Co	2.600	09/15/22	102,914
100,000		Tampa Electric Co	4.100	06/15/42	105,834
175,000		Tampa Electric Co	4.350	05/15/44	192,763
200,000		Tampa Electric Co	4.200	05/15/45	217,197
300,000		TC PipeLines LP	4.375	03/13/25	305,712
200,000		TECO Finance, Inc	5.150	03/15/20	220,062
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	239,848
12,000		Toledo Edison Co	7.250	05/01/20	13,619
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Toledo Edison Co	6.150%	05/15/37	$374,468
300,000		Total Capital S.A.	2.125	08/10/18	304,884
200,000		Total Capital S.A.	4.450	06/24/20	219,796
100,000		Total Capital S.A.	4.125	01/28/21	109,617
350,000		TransAlta Corp	6.900	05/15/18	365,902
300,000		TransAlta Corp	4.500	11/15/22	295,146
500,000	g	Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	645,981
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	120,530
100,000		Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	105,793
175,000		Tri-State Generation & Transmission Association, Inc	4.250	06/01/46	186,552
200,000		Tucson Electric Power Co	3.050	03/15/25	201,606
300,000		Union Electric Co	3.500	04/15/24	323,603
100,000		Union Electric Co	8.450	03/15/39	167,712
100,000		Union Electric Co	3.900	09/15/42	108,533
100,000		Union Electric Co	3.650	04/15/45	104,778
100,000		United Utilities plc	6.875	08/15/28	116,918
825,000		Virginia Electric & Power Co	3.150	01/15/26	872,757
200,000		Virginia Electric and Power Co	1.200	01/15/18	199,900
309,000		Virginia Electric and Power Co	2.750	03/15/23	320,961
500,000		Virginia Electric and Power Co	3.450	02/15/24	541,610
200,000		Virginia Electric and Power Co	3.100	05/15/25	211,732
350,000		Virginia Electric and Power Co	6.000	05/15/37	467,269
160,000		Virginia Electric and Power Co	4.000	01/15/43	172,406
250,000		Virginia Electric and Power Co	4.650	08/15/43	293,835
400,000		Virginia Electric and Power Co	4.450	02/15/44	458,950
200,000		Virginia Electric and Power Co	4.200	05/15/45	223,697
100,000		Washington Gas Light Co	3.796	09/15/46	105,425
200,000		Washington Prime Group LP	3.850	04/01/20	205,180
125,000		WEC Energy Group, Inc	1.650	06/15/18	125,714
200,000		WEC Energy Group, Inc	2.450	06/15/20	204,526
100,000		WEC Energy Group, Inc	3.550	06/15/25	107,415
200,000		Westar Energy, Inc	3.250	12/01/25	212,009
100,000		Westar Energy, Inc	2.550	07/01/26	100,090
500,000		Westar Energy, Inc	4.125	03/01/42	554,289
175,000		Westar Energy, Inc	4.100	04/01/43	189,995
450,000		Western Gas Partners LP	4.000	07/01/22	460,163
200,000		Western Gas Partners LP	3.950	06/01/25	197,406
100,000		Western Gas Partners LP	4.650	07/01/26	103,551
100,000		Western Gas Partners LP	5.450	04/01/44	101,761
225,000		Western Massachusetts Electric Co	3.500	09/15/21	239,589
70,000		Williams Partners LP	7.250	02/01/17	71,279
530,000		Williams Partners LP	5.250	03/15/20	573,797
600,000		Williams Partners LP	4.000	11/15/21	621,014
750,000		Williams Partners LP	3.600	03/15/22	763,088
200,000		Williams Partners LP	3.350	08/15/22	197,995
300,000		Williams Partners LP	4.500	11/15/23	311,065
300,000		Williams Partners LP	4.300	03/04/24	306,940
500,000		Williams Partners LP	3.900	01/15/25	499,230
750,000		Williams Partners LP	4.000	09/15/25	750,298
300,000		Williams Partners LP	5.800	11/15/43	313,082
300,000		Williams Partners LP	5.400	03/04/44	299,582
500,000		Williams Partners LP	4.900	01/15/45	476,415
300,000		Wisconsin Electric Power Co	1.700	06/15/18	302,560
200,000		Wisconsin Electric Power Co	3.100	06/01/25	210,998
200,000		Wisconsin Electric Power Co	5.625	05/15/33	254,055
200,000		Wisconsin Electric Power Co	3.650	12/15/42	206,421
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		Wisconsin Electric Power Co	4.300%	12/15/45	$144,247
200,000		Wisconsin Power & Light Co	2.250	11/15/22	202,099
100,000		Wisconsin Power & Light Co	4.100	10/15/44	110,168
200,000		Wisconsin Public Service Corp	1.650	12/04/18	201,484
200,000		Wisconsin Public Service Corp	4.752	11/01/44	241,247
100,000		Xcel Energy, Inc	4.700	05/15/20	109,173
300,000		Xcel Energy, Inc	2.400	03/15/21	307,840
100,000		Xcel Energy, Inc	4.800	09/15/41	116,864
		TOTAL UTILITIES			177,431,591

		TOTAL CORPORATE BONDS			1,854,297,036
		(Cost $1,765,440,991)

GOVERNMENT BONDS - 70.5%

AGENCY SECURITIES - 2.5%
4,250,000		Federal Farm Credit Bank (FFCB)	0.750	04/18/18	4,243,986
1,145,000		FFCB	3.500	12/20/23	1,290,527
5,095,000		Federal Home Loan Bank (FHLB)	4.750	12/16/16	5,140,906
500,000		FHLB	4.875	05/17/17	513,305
1,000,000		FHLB	0.750	09/08/17	1,000,553
2,745,000		FHLB	5.000	11/17/17	2,876,170
2,000,000		FHLB	1.000	12/19/17	2,005,884
10,000,000		FHLB	1.625	06/14/19	10,157,520
16,000,000		FHLB	1.875	03/13/20	16,410,080
16,736,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/18/16	16,769,054
20,000,000		FHLMC	0.875	03/07/18	20,015,680
4,500,000		FHLMC	1.250	08/01/19	4,532,323
17,500,000		FHLMC	2.375	01/13/22	18,428,165
150,000		Federal National Mortgage Association (FNMA)	5.000	05/11/17	154,043
4,340,000		FNMA	5.375	06/12/17	4,483,615
8,000,000		FNMA	1.125	07/20/18	8,040,112
8,000,000		FNMA	1.625	11/27/18	8,121,872
11,000,000	j	FNMA	0.000	10/09/19	10,557,833
7,000,000		FNMA	1.500	11/30/20	7,094,199
2,310,000	i	FNMA	2.301	09/25/22	2,356,934
6,000,000		FNMA	2.625	09/06/24	6,417,768
5,000,000		FNMA	6.625	11/15/30	7,617,060
1,000,000		FNMA	5.625	07/15/37	1,481,495
815,000		Financing Corp	9.400	02/08/18	909,253
825,000		Financing Corp	9.800	04/06/18	937,272
815,000		Financing Corp	10.350	08/03/18	956,389
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	526,360
300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	324,704
800,000		Israel Government AID Bond	5.500	09/18/23	999,379
300,000		Israel Government AID Bond	5.500	04/26/24	378,521
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	451,239
590,000		PEFCO	2.250	12/15/17	599,546
175,000		PEFCO	1.450	08/15/19	176,398
550,000		PEFCO	2.250	03/15/20	567,353
200,000		PEFCO	2.300	09/15/20	207,658
400,000		PEFCO	2.050	11/15/22	409,690
200,000		PEFCO	3.250	06/15/25	219,648
250,000		Ukraine Government AID Bonds	1.844	05/16/19	253,551
5,000,000		Federal Home Loan Banks	1.125	07/14/21	4,963,270
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,945,467
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$175,000	Tunisia Government AID Bonds	1.416%	08/05/21	$175,744
500,000	Ukraine Government AID Bonds	1.847	05/29/20	509,448
	TOTAL AGENCY SECURITIES			175,219,974

FOREIGN GOVERNMENT BONDS - 4.2%
1,200,000	African Development Bank	1.125	03/15/17	1,201,753
500,000	African Development Bank	0.750	11/03/17	499,303
900,000	African Development Bank	1.625	10/02/18	911,110
500,000	African Development Bank	1.375	02/12/20	502,594
500,000	African Development Bank	1.250	07/26/21	496,908
450,000	African Development Bank	2.375	09/23/21	469,291
400,000	Agricultural Bank of China	2.000	05/21/18	401,327
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,431,648
2,000,000	Asian Development Bank	1.125	03/15/17	2,002,526
500,000	Asian Development Bank	0.875	04/26/18	499,650
1,500,000	Asian Development Bank	1.125	06/05/18	1,504,402
400,000	Asian Development Bank	0.875	10/05/18	399,441
500,000	Asian Development Bank	1.375	01/15/19	503,740
1,000,000	Asian Development Bank	1.875	04/12/19	1,020,674
500,000	Asian Development Bank	1.500	01/22/20	505,615
1,500,000	Asian Development Bank	1.375	03/23/20	1,509,492
1,000,000	Asian Development Bank	1.625	08/26/20	1,013,852
500,000	Asian Development Bank	1.625	03/16/21	506,613
1,000,000	Asian Development Bank	2.125	11/24/21	1,033,413
600,000	Asian Development Bank	1.875	02/18/22	612,104
500,000	Asian Development Bank	2.000	01/22/25	509,107
1,000,000	Asian Development Bank	2.000	04/24/26	1,015,148
75,000	Asian Development Bank	5.820	06/16/28	101,717
850,000	Canada Government International Bond	0.875	02/14/17	850,544
1,000,000	Canada Government International Bond	1.125	03/19/18	1,003,920
1,000,000	Canada Government International Bond	1.625	02/27/19	1,015,514
300,000	Chile Government International Bond	2.250	10/30/22	303,750
1,209,000	Chile Government International Bond	3.125	01/21/26	1,283,051
300,000	Chile Government International Bond	3.625	10/30/42	319,125
450,000	Colombia Government International Bond	7.375	03/18/19	508,050
900,000	Colombia Government International Bond	4.375	07/12/21	974,700
600,000	Colombia Government International Bond	2.625	03/15/23	591,600
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,328,125
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,515,625
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,334,000
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,300,800
500,000	Corp Andina de Fomento	1.500	08/08/17	501,185
500,000	Corp Andina de Fomento	2.000	05/10/19	504,423
500,000	Corp Andina de Fomento	2.125	09/27/21	500,620
527,000	Corp Andina de Fomento	4.375	06/15/22	584,575
500,000	Council of Europe Development Bank	1.500	06/19/17	501,947
500,000	Council of Europe Development Bank	1.000	03/07/18	500,148
500,000	Council of Europe Development Bank	1.125	05/31/18	501,046
1,000,000	Council Of Europe Development Bank	1.625	03/16/21	1,010,526
300,000	Development Bank of Japan	5.125	02/01/17	303,898
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,000,470
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	500,923
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	508,505
500,000	European Bank for Reconstruction & Development	1.750	11/26/19	508,520
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,313,663
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	509,979

110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,200,000	European Investment Bank	1.750%	03/15/17	$2,209,572
2,500,000	European Investment Bank	0.875	04/18/17	2,500,335
700,000	European Investment Bank	1.000	08/17/17	700,725
750,000	European Investment Bank	1.000	03/15/18	750,321
5,000,000	European Investment Bank	1.000	06/15/18	5,000,800
2,000,000	European Investment Bank	1.125	08/15/18	2,004,160
1,000,000	European Investment Bank	1.875	03/15/19	1,018,788
5,000,000	European Investment Bank	1.250	05/15/19	5,016,175
1,500,000	European Investment Bank	1.375	06/15/20	1,504,165
1,000,000	European Investment Bank	2.875	09/15/20	1,060,318
500,000	European Investment Bank	1.625	12/15/20	506,009
750,000	European Investment Bank	2.000	03/15/21	770,110
500,000	European Investment Bank	2.500	04/15/21	524,324
1,000,000	European Investment Bank	1.625	06/15/21	1,010,210
2,500,000	European Investment Bank	2.125	10/15/21	2,580,700
500,000	European Investment Bank	2.250	08/15/22	519,122
2,000,000	European Investment Bank	3.250	01/29/24	2,224,212
1,500,000	European Investment Bank	2.500	10/15/24	1,584,888
1,705,000	European Investment Bank	4.875	02/15/36	2,363,243
250,000	Export Development Canada	1.250	10/26/16	250,090
500,000	Export Development Canada	0.625	12/15/16	499,950
1,300,000	Export Development Canada	0.750	12/15/17	1,297,997
500,000	Export Development Canada	1.000	06/15/18	500,603
125,000	Export Development Canada	1.250	12/10/18	125,618
500,000	Export Development Canada	1.250	02/04/19	502,735
500,000	Export Development Canada	1.750	08/19/19	509,439
500,000	Export Development Canada	1.750	07/21/20	509,735
300,000	Export Development Canada	1.500	05/26/21	301,931
400,000	Export-Import Bank of Korea	3.750	10/20/16	400,439
200,000	Export-Import Bank of Korea	1.750	02/27/18	200,938
400,000	Export-Import Bank of Korea	2.875	09/17/18	410,896
500,000	Export-Import Bank of Korea	1.750	05/26/19	503,374
775,000	Export-Import Bank of Korea	5.125	06/29/20	867,554
200,000	Export-Import Bank of Korea	2.125	02/11/21	202,590
250,000	Export-Import Bank of Korea	2.500	05/10/21	257,431
300,000	Export-Import Bank of Korea	5.000	04/11/22	348,956
500,000	Export-Import Bank of Korea	4.000	01/14/24	557,583
750,000	Export-Import Bank of Korea	2.875	01/21/25	783,629
250,000	Export-Import Bank of Korea	3.250	11/10/25	269,440
500,000	Export-Import Bank of Korea	2.625	05/26/26	513,615
500,000	Export-Import Bank of Korea	3.250	08/12/26	541,214
100,000	Finland Government International Bond	6.950	02/15/26	137,393
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,751,064
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	1,005,585
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	447,959
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	499,647
2,250,000	Hungary Government International Bond	4.000	03/25/19	2,357,500
2,000,000	Hungary Government International Bond	5.375	02/21/23	2,290,894
750,000	Hungary Government International Bond	7.625	03/29/41	1,173,503
1,800,000	Hydro Quebec	1.375	06/19/17	1,804,777
270,000	Hydro Quebec	9.400	02/01/21	349,931
200,000	Hydro Quebec	8.500	12/01/29	314,551
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,501,590
500,000	Inter-American Development Bank	1.250	01/16/18	502,767
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,052,680
2,000,000	Inter-American Development Bank	1.125	08/28/18	2,006,358

111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Inter-American Development Bank	1.500%	09/25/18	$757,794
500,000	Inter-American Development Bank	1.000	05/13/19	499,917
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,191,781
1,000,000	Inter-American Development Bank	1.750	10/15/19	1,016,627
2,750,000	Inter-American Development Bank	1.375	07/15/20	2,764,193
500,000	Inter-American Development Bank	2.125	01/15/25	515,679
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,527,299
700,000	Inter-American Development Bank	3.200	08/07/42	767,603
300,000	Inter-American Development Bank	4.375	01/24/44	397,212
5,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	5,009,705
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	1,001,444
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,532,340
750,000	International Bank for Reconstruction & Development	1.250	07/26/19	754,872
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,579,107
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	998,665
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,803,329
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	5,008,550
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	545,809
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	517,387
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,689,914
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,589,546
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,119,771
2,750,000	International Finance Corp	1.125	11/23/16	2,751,788
500,000	International Finance Corp	1.250	07/16/18	502,857
2,000,000	International Finance Corp	1.750	09/04/18	2,030,442
175,000	International Finance Corp	1.250	11/27/18	175,829
1,000,000	International Finance Corp	1.750	09/16/19	1,017,184
750,000	International Finance Corp	1.625	07/16/20	761,423
400,000	Israel Government International Bond	5.125	03/26/19	437,763
705,000	Israel Government International Bond	4.000	06/30/22	781,231
300,000	Israel Government International Bond	3.150	06/30/23	318,922
500,000	Israel Government International Bond	2.875	03/16/26	517,537
500,000	Israel Government International Bond	4.500	01/30/43	568,567
1,374,000	Italian Republic	5.375	06/15/33	1,679,121
430,000	Italy Government International Bond	5.375	06/12/17	443,003
500,000	Italy Government International Bond	6.875	09/27/23	625,005
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,899,417
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,058,048
250,000	Japan Bank for International Cooperation	1.875	04/20/21	252,519
750,000	Japan Bank for International Cooperation	1.500	07/21/21	744,753
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,152,672
500,000	Japan Bank for International Cooperation	2.125	02/10/25	506,917
750,000	Japan Bank for International Cooperation	2.750	01/21/26	801,779
400,000	Japan Bank for International Cooperation	2.375	04/20/26	414,926
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,490,160
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	919,985
4,500,000	KFW	1.250	02/15/17	4,509,135
1,000,000	KFW	0.875	12/15/17	999,877
750,000	KFW	0.875	04/19/18	749,422
2,000,000	KFW	1.000	06/11/18	2,001,632
1,105,000	KFW	4.500	07/16/18	1,173,755
2,000,000	KFW	1.125	08/06/18	2,004,684
300,000	KFW	1.500	02/06/19	302,940
2,000,000	KFW	1.000	07/15/19	1,992,400
500,000	KFW	1.750	10/15/19	508,639
6,925,000	KFW	4.000	01/27/20	7,548,361

112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	KFW	1.875%	06/30/20	$1,531,524
1,000,000	KFW	2.750	10/01/20	1,057,100
1,500,000	KFW	1.875	11/30/20	1,533,857
1,500,000	KFW	1.500	06/15/21	1,505,699
1,600,000	KFW	2.625	01/25/22	1,693,638
2,750,000	KFW	2.000	10/04/22	2,824,338
2,000,000	KFW	2.500	11/20/24	2,119,134
5,000,000	KFW	2.000	05/02/25	5,095,435
400,000	Korea Development Bank	3.500	08/22/17	407,650
300,000	Korea Development Bank	1.500	01/22/18	300,355
400,000	Korea Development Bank	3.000	03/17/19	414,748
500,000	Korea Development Bank	2.500	03/11/20	514,103
300,000	Korea Development Bank	2.500	01/13/21	308,661
200,000	Korea Development Bank	3.000	09/14/22	212,482
500,000	Korea Development Bank	3.750	01/22/24	550,938
200,000	Korea Development Bank	3.375	09/16/25	218,369
400,000	Korea Development Bank	3.000	01/13/26	424,687
2,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	2,053,095
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	508,295
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,006,112
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	509,364
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	786,480
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	996,115
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,063,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,672,164
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,382,811
2,000,000	Mexico Government International Bond	3.600	01/30/25	2,075,000
1,500,000	Mexico Government International Bond	4.125	01/21/26	1,614,750
461,000	Mexico Government International Bond	6.750	09/27/34	609,673
730,000	Mexico Government International Bond	6.050	01/11/40	892,425
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,532,960
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,946,480
505,000	Mexico Government International Bond	4.600	01/23/46	513,838
500,000	Mexico Government International Bond	4.350	01/15/47	492,500
150,000	Mexico Government International Bond	5.750	10/12/10	158,625
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,498,292
500,000	Nordic Investment Bank	2.250	09/30/21	519,624
2,300,000	North American Development Bank	2.400	10/26/22	2,334,914
1,100,000	Panama Government International Bond	5.200	01/30/20	1,215,500
250,000	Panama Government International Bond	4.000	09/22/24	273,438
1,000,000	Panama Government International Bond	3.750	03/16/25	1,078,750
300,000	Panama Government International Bond	7.125	01/29/26	404,250
500,000	Panama Government International Bond	3.875	03/17/28	541,250
692,000	Panama Government International Bond	6.700	01/26/36	944,580
400,000	Panama Government International Bond	4.300	04/29/53	425,000
520,000	Peruvian Government International Bond	7.125	03/30/19	595,400
925,000	Peruvian Government International Bond	7.350	07/21/25	1,285,750
600,000	Peruvian Government International Bond	4.125	08/25/27	685,500
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,557,930
700,000	Peruvian Government International Bond	5.625	11/18/50	927,500
225,000	Philippine Government International Bond	4.200	01/21/24	255,111
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,518,127
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,618,473
300,000	Philippine Government International Bond	3.700	03/01/41	328,071
1,985,000	Poland Government International Bond	6.375	07/15/19	2,233,125
67,000	Poland Government International Bond	5.125	04/21/21	75,740

113

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$390,000		Poland Government International Bond	5.000%	03/23/22	$444,818
490,000		Poland Government International Bond	3.000	03/17/23	509,433
1,000,000		Poland Government International Bond	4.000	01/22/24	1,104,144
1,000,000		Poland Government International Bond	3.250	04/06/26	1,055,827
400,000		Province of British Columbia Canada	1.200	04/25/17	400,773
200,000		Province of British Columbia Canada	2.650	09/22/21	211,081
1,800,000		Province of British Columbia Canada	2.000	10/23/22	1,831,901
500,000		Province of Manitoba Canada	4.900	12/06/16	503,455
500,000		Province of Manitoba Canada	1.125	06/01/18	501,006
500,000		Province of Manitoba Canada	1.750	05/30/19	507,176
500,000		Province of Manitoba Canada	2.050	11/30/20	512,390
300,000		Province of Manitoba Canada	3.050	05/14/24	324,025
500,000		Province of Manitoba Canada	2.125	06/22/26	501,228
200,000		Province of New Brunswick Canada	5.200	02/21/17	203,212
200,000		Province of New Brunswick Canada	2.750	06/15/18	205,412
50,000		Province of Nova Scotia Canada	5.125	01/26/17	50,644
200,000		Province of Nova Scotia Canada	8.250	07/30/22	261,717
1,300,000		Province of Ontario Canada	1.100	10/25/17	1,301,495
1,000,000		Province of Ontario Canada	2.000	01/30/19	1,016,998
300,000		Province of Ontario Canada	1.250	06/17/19	299,564
1,000,000		Province of Ontario Canada	1.650	09/27/19	1,008,761
230,000		Province of Ontario Canada	4.400	04/14/20	253,327
800,000		Province of Ontario Canada	2.450	06/29/22	830,622
1,500,000		Province of Ontario Canada	3.200	05/16/24	1,627,061
1,000,000		Province of Ontario Canada	2.500	04/27/26	1,030,480
385,000		Province of Quebec Canada	5.125	11/14/16	386,829
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,199,816
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,205,210
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,151,883
200,000		Province of Quebec Canada	7.125	02/09/24	263,922
500,000		Province of Quebec Canada	2.875	10/16/24	531,004
2,500,000		Province of Quebec Canada	2.500	04/20/26	2,567,233
201,000		Province of Quebec Canada	7.500	09/15/29	302,712
100,000		Province of Saskatchewan Canada	8.500	07/15/22	133,261
700,000		Republic of Korea	7.125	04/16/19	803,110
500,000		Republic of Korea	3.875	09/11/23	569,350
400,000		Republic of Korea	4.125	06/10/44	535,041
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,130,714
225,000		South Africa Government International Bond	5.500	03/09/20	245,277
500,000		South Africa Government International Bond	4.665	01/17/24	528,200
300,000		South Africa Government International Bond	5.875	09/16/25	338,967
975,000		South Africa Government International Bond	4.875	04/14/26	1,022,538
1,000,000	h	South Africa Government International Bond	4.300	10/12/28	990,000
300,000		South Africa Government International Bond	6.250	03/08/41	360,800
525,000		South Africa Government International Bond	5.375	07/24/44	568,922
500,000	h	South Africa Government International Bond	5.000	10/12/46	503,125
625,000		Svensk Exportkredit AB	5.125	03/01/17	635,716
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,005,265
425,000		Svensk Exportkredit AB	1.125	04/05/18	425,557
500,000		Svensk Exportkredit AB	1.250	04/12/19	500,941
500,000		Svensk Exportkredit AB	1.875	06/17/19	508,371
200,000		Svensk Exportkredit AB	1.875	06/23/20	203,422
500,000		Svensk Exportkredit AB	1.750	08/28/20	506,606
500,000		Svensk Exportkredit AB	1.750	03/10/21	506,021
200,343		Uruguay Government International Bond	4.500	08/14/24	220,628
700,000		Uruguay Government International Bond	4.375	10/27/27	753,375

114

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Uruguay Government International Bond	4.125%	11/20/45	$468,750
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,363,179
		TOTAL FOREIGN GOVERNMENT BONDS			292,637,055

MORTGAGE BACKED - 27.7%
43,254	i	Federal Home Loan Mortgage Corp (FHLMC)	2.810	04/01/35	45,702
6,585	i	FHLMC	2.468	10/01/35	6,983
111,384	i	FHLMC	2.668	02/01/36	118,359
52,015	i	FHLMC	3.023	07/01/36	55,083
79,597	i	FHLMC	2.611	09/01/36	83,965
164,942	i	FHLMC	2.785	09/01/36	172,794
184,272	i	FHLMC	2.879	09/01/36	194,937
26,198	i	FHLMC	5.706	01/01/37	27,640
7,089	i	FHLMC	2.670	02/01/37	7,512
13,558	i	FHLMC	2.760	02/01/37	14,298
272,013	i	FHLMC	2.842	03/01/37	287,334
162,490	i	FHLMC	5.661	04/01/37	169,924
127,792	i	FHLMC	5.993	04/01/37	134,651
30,152	i	FHLMC	2.450	05/01/37	30,695
40,051	i	FHLMC	3.150	05/01/37	42,604
130,750	i	FHLMC	2.792	06/01/37	138,071
36,778	i	FHLMC	2.983	06/01/37	39,126
163,021	i	FHLMC	2.805	08/01/37	167,157
110,148	i	FHLMC	2.040	09/01/37	114,487
215,569	i	FHLMC	2.198	09/01/37	222,325
795	i	FHLMC	5.958	09/01/37	799
15,528	i	FHLMC	5.530	02/01/38	16,271
66,328	i	FHLMC	2.881	04/01/38	68,817
134,209	i	FHLMC	3.180	04/01/38	141,466
28,722	i	FHLMC	3.166	06/01/38	30,162
13,588	i	FHLMC	2.875	07/01/38	14,414
49,256		FHLMC	5.000	10/01/39	54,573
16,433	i	FHLMC	3.111	06/01/40	17,296
182,227	i	FHLMC	3.377	07/01/40	190,743
188,436	i	FHLMC	2.950	01/01/41	198,241
23,653	i	FHLMC	3.099	05/01/41	24,624
501,241	i	FHLMC	2.846	08/01/41	529,204
301,163	i	FHLMC	3.005	09/01/41	313,245
68,201	i	FHLMC	3.115	10/01/41	71,755
1,460		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	05/01/17	1,469
2,731		FGLMC	5.500	06/01/17	2,759
3,394		FGLMC	5.000	12/01/17	3,488
1,603		FGLMC	5.500	12/01/17	1,627
4,582		FGLMC	5.000	03/01/18	4,708
15,590		FGLMC	5.000	04/01/18	16,020
15,166		FGLMC	4.500	06/01/18	15,539
44,852		FGLMC	4.500	09/01/18	45,954
38,230		FGLMC	4.000	11/01/18	39,419
68,167		FGLMC	4.500	01/01/19	69,841
7,468		FGLMC	4.000	05/01/19	7,701
61,440		FGLMC	4.500	05/01/19	62,963
134,443		FGLMC	4.500	06/01/19	137,891
56,276		FGLMC	4.000	10/01/19	58,036
17,714		FGLMC	5.500	11/01/19	18,581
182,234		FGLMC	4.500	12/01/19	186,711
24,521		FGLMC	4.500	01/01/20	25,734

115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$362,097	FGLMC	4.500%	02/01/20	$370,994
11,116	FGLMC	4.500	02/01/20	11,649
77,630	FGLMC	5.000	05/01/20	79,769
101,694	FGLMC	5.000	05/01/20	104,514
10,213	FGLMC	4.500	07/01/20	10,563
107,887	FGLMC	5.000	07/01/20	111,638
2,253	FGLMC	7.000	10/01/20	2,371
10,193	FGLMC	5.000	12/01/20	10,600
355,421	FGLMC	4.000	05/01/21	366,540
236,117	FGLMC	4.500	06/01/21	247,917
131,211	FGLMC	4.500	06/01/21	137,214
113,641	FGLMC	5.000	07/01/21	119,542
17,382	FGLMC	5.500	07/01/21	18,572
2,154,513	FGLMC	3.000	12/01/21	2,264,210
11,933	FGLMC	5.000	10/01/22	12,792
9,747	FGLMC	6.000	11/01/22	10,591
85,823	FGLMC	5.000	04/01/23	92,349
5,648	FGLMC	4.500	05/01/23	6,039
75,733	FGLMC	5.000	05/01/23	83,860
19,764	FGLMC	5.000	10/01/23	21,298
14,934	FGLMC	5.500	10/01/23	16,745
16,948	FGLMC	5.000	11/01/23	18,767
34,838	FGLMC	5.000	03/01/24	38,577
8,294	FGLMC	4.500	04/01/24	8,848
3,663	FGLMC	4.500	05/01/24	3,922
25,919	FGLMC	4.500	06/01/24	27,926
237,921	FGLMC	4.000	07/01/24	252,234
103,589	FGLMC	4.000	07/01/24	106,875
39,066	FGLMC	5.500	07/01/24	42,362
243,175	FGLMC	4.000	08/01/24	257,300
17,378	FGLMC	4.500	09/01/24	18,585
36,182	FGLMC	4.500	09/01/24	38,945
9,313	FGLMC	4.500	09/01/24	10,028
9,514	FGLMC	5.500	09/01/24	10,668
288,084	FGLMC	4.000	10/01/24	305,512
8,884	FGLMC	4.500	10/01/24	9,573
33,115	FGLMC	4.500	10/01/24	36,245
6,511	FGLMC	4.500	11/01/24	6,907
26,492	FGLMC	4.500	12/01/24	28,235
18,098	FGLMC	4.500	02/01/25	19,203
391,903	FGLMC	4.000	03/01/25	411,889
11,153	FGLMC	4.500	06/01/25	11,943
19,387	FGLMC	4.500	07/01/25	20,877
435,623	FGLMC	3.500	10/01/25	460,485
223,513	FGLMC	4.000	10/01/25	236,630
750,176	FGLMC	3.500	11/01/25	792,990
456,642	FGLMC	3.500	11/01/25	482,704
201,360	FGLMC	3.500	12/01/25	212,852
124,560	FGLMC	3.000	01/01/26	130,902
1,533,948	FGLMC	3.500	01/01/26	1,621,494
132,351	FGLMC	4.000	04/01/26	140,526
263,442	FGLMC	4.000	05/01/26	279,694
62,746	FGLMC	5.500	07/01/26	70,355
868,914	FGLMC	4.000	08/01/26	922,311
5,274	FGLMC	6.000	08/01/26	6,016
254,528	FGLMC	3.000	09/01/26	267,488

116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$674,528	FGLMC	3.000%	10/01/26	$708,995
913,245	FGLMC	3.500	10/01/26	965,510
28,273	FGLMC	5.000	10/01/26	31,307
7,959	FGLMC	5.500	10/01/26	8,924
3,912,263	FGLMC	3.000	02/01/27	4,111,536
2,238,642	FGLMC	2.500	05/01/27	2,321,941
2,279,904	FGLMC	2.500	11/01/27	2,364,736
96,721	FGLMC	6.000	12/01/27	110,328
1,842,175	FGLMC	2.500	01/01/28	1,910,687
4,753,800	FGLMC	2.500	03/01/28	4,930,767
119,104	FGLMC	5.000	03/01/28	132,122
2,567,277	FGLMC	2.500	05/01/28	2,662,716
12,488	FGLMC	5.500	05/01/28	14,002
7,019,679	FGLMC	2.500	07/01/28	7,280,959
6,661,783	FGLMC	2.500	07/01/28	6,909,334
1,785,465	FGLMC	3.000	10/01/28	1,876,373
101	FGLMC	6.500	10/01/28	116
95,763	FGLMC	5.500	01/01/29	107,376
2,925	FGLMC	6.500	01/01/29	3,352
14,879	FGLMC	4.000	02/01/29	15,959
3,621,240	FGLMC	3.500	03/01/29	3,827,914
935	FGLMC	6.500	03/01/29	1,098
99,497	FGLMC	4.500	04/01/29	108,901
6,856,223	FGLMC	3.000	07/01/29	7,205,311
13,864	FGLMC	6.500	07/01/29	15,885
28,241	FGLMC	5.000	12/01/29	31,347
16,915,898	FGLMC	2.500	05/01/30	17,543,509
43,248	FGLMC	4.000	08/01/30	46,436
253,238	FGLMC	4.500	01/01/31	277,507
644	FGLMC	8.000	01/01/31	745
308,199	FGLMC	4.000	03/01/31	333,355
37,248	FGLMC	4.000	05/01/31	40,303
283,665	FGLMC	4.500	05/01/31	311,288
126,824	FGLMC	4.000	06/01/31	137,225
363,213	FGLMC	4.000	08/01/31	390,048
363,024	FGLMC	4.000	09/01/31	392,861
4,968	FGLMC	6.500	09/01/31	5,800
15,035	FGLMC	8.000	09/01/31	17,514
175,686	FGLMC	3.500	11/01/31	187,413
63,298	FGLMC	7.000	12/01/31	73,134
24,350	FGLMC	6.500	01/01/32	27,918
56,586	FGLMC	6.000	02/01/32	65,482
2,707,180	FGLMC	3.000	03/01/32	2,853,732
23,734	FGLMC	7.000	04/01/32	28,057
20,226	FGLMC	6.500	05/01/32	23,429
1,990,309	FGLMC	3.500	09/01/32	2,124,356
16,837	FGLMC	5.500	11/01/32	19,113
20,371	FGLMC	6.000	02/01/33	23,627
79,256	FGLMC	5.000	03/01/33	88,831
6,090	FGLMC	6.000	03/01/33	6,947
35,320	FGLMC	6.000	03/01/33	40,290
41,222	FGLMC	6.000	03/01/33	47,021
43,477	FGLMC	5.000	04/01/33	48,451
9,093	FGLMC	6.000	04/01/33	10,547
626,148	FGLMC	5.000	06/01/33	702,128
180,369	FGLMC	5.500	06/01/33	205,516

117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,536,157	FGLMC	3.500%	07/01/33	$3,774,834
73,738	FGLMC	4.500	07/01/33	81,009
6,035	FGLMC	5.000	08/01/33	6,744
40,367	FGLMC	5.000	08/01/33	44,698
24,444	FGLMC	6.500	08/01/33	29,097
237,444	FGLMC	5.000	09/01/33	268,421
30,712	FGLMC	5.500	09/01/33	34,450
118,086	FGLMC	5.500	09/01/33	137,130
94,029	FGLMC	5.500	09/01/33	107,352
101,539	FGLMC	5.500	09/01/33	116,405
51,633	FGLMC	4.000	10/01/33	55,572
13,041	FGLMC	5.000	10/01/33	14,441
152,872	FGLMC	5.500	10/01/33	175,465
135,736	FGLMC	5.500	12/01/33	154,608
40,346	FGLMC	5.500	12/01/33	45,915
486,527	FGLMC	7.000	12/01/33	587,798
384,228	FGLMC	5.000	01/01/34	431,733
9,279	FGLMC	5.500	02/01/34	10,579
47,192	FGLMC	5.000	03/01/34	52,491
55,781	FGLMC	5.500	03/01/34	63,589
132,663	FGLMC	5.000	05/01/34	148,013
61,991	FGLMC	4.500	06/01/34	67,970
97,552	FGLMC	5.000	06/01/34	108,703
45,649	FGLMC	5.500	06/01/34	51,916
25,991	FGLMC	6.000	06/01/34	29,978
89,069	FGLMC	6.000	09/01/34	103,322
7,401,962	FGLMC	3.500	10/01/34	7,867,555
11,897	FGLMC	5.000	11/01/34	13,338
460,449	FGLMC	5.500	11/01/34	523,306
356,434	FGLMC	5.000	12/01/34	397,033
25,921	FGLMC	5.500	12/01/34	29,409
69,544	FGLMC	5.500	12/01/34	79,177
3,533	FGLMC	5.500	01/01/35	4,027
33,873	FGLMC	5.500	01/01/35	38,488
6,879	FGLMC	5.500	01/01/35	7,825
169,267	FGLMC	4.500	04/01/35	185,915
22,403	FGLMC	6.000	05/01/35	25,857
190,300	FGLMC	6.000	05/01/35	220,793
172,148	FGLMC	7.000	05/01/35	207,984
22,381	FGLMC	5.500	06/01/35	25,505
35,395	FGLMC	5.500	06/01/35	40,256
11,414	FGLMC	5.000	07/01/35	12,652
646,843	FGLMC	5.000	07/01/35	723,937
37,729	FGLMC	6.000	07/01/35	43,037
915,195	FGLMC	5.000	08/01/35	1,023,006
43,001	FGLMC	5.500	08/01/35	48,215
95,004	FGLMC	6.000	08/01/35	108,370
12,365	FGLMC	4.500	09/01/35	13,554
77,747	FGLMC	5.000	10/01/35	86,547
128,327	FGLMC	5.000	10/01/35	144,091
22,122	FGLMC	5.000	10/01/35	24,583
463,718	FGLMC	5.500	10/01/35	523,482
14,717	FGLMC	5.000	12/01/35	16,400
86,214	FGLMC	5.000	12/01/35	96,053
51,953	FGLMC	6.000	01/01/36	60,182
28,935	FGLMC	5.000	02/01/36	32,352

118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$11,472	FGLMC	5.000%	02/01/36	$12,801
13,177	FGLMC	6.000	02/01/36	15,237
199,343	FGLMC	5.500	04/01/36	227,266
23,919	FGLMC	5.500	05/01/36	27,199
690	FGLMC	6.500	05/01/36	790
529,848	FGLMC	6.000	06/01/36	610,958
119,338	FGLMC	5.000	07/01/36	133,088
159,077	FGLMC	6.000	07/01/36	184,513
19,309	FGLMC	6.000	08/01/36	22,235
11,380	FGLMC	6.000	09/01/36	12,982
556,558	FGLMC	5.500	10/01/36	630,965
386,206	FGLMC	5.500	10/01/36	437,140
67,996	FGLMC	6.500	10/01/36	82,966
23,757	FGLMC	5.500	11/01/36	26,966
55,000	FGLMC	6.000	11/01/36	63,296
317,206	FGLMC	6.000	12/01/36	364,153
428,975	FGLMC	5.500	03/01/37	486,096
179,821	FGLMC	6.000	03/01/37	206,954
23,397	FGLMC	6.500	03/01/37	26,808
171,574	FGLMC	5.500	04/01/37	194,063
20,846	FGLMC	5.000	05/01/37	23,181
20,186	FGLMC	5.000	06/01/37	22,400
79,114	FGLMC	5.500	06/01/37	89,706
299,872	FGLMC	6.000	07/01/37	342,889
107,145	FGLMC	6.000	08/01/37	123,956
53,140	FGLMC	6.000	09/01/37	61,722
497,104	FGLMC	5.500	10/01/37	563,791
16,095	FGLMC	6.000	11/01/37	18,359
142,383	FGLMC	6.500	11/01/37	166,723
60,780	FGLMC	6.000	01/01/38	69,712
25,765	FGLMC	6.000	02/01/38	29,471
201,315	FGLMC	6.000	02/01/38	230,660
810,358	FGLMC	5.000	03/01/38	901,547
277,244	FGLMC	5.000	03/01/38	308,247
31,511	FGLMC	5.000	04/01/38	35,445
321,872	FGLMC	5.000	04/01/38	361,944
403,048	FGLMC	5.500	04/01/38	457,505
87,185	FGLMC	5.500	05/01/38	98,855
10,319	FGLMC	5.500	06/01/38	11,675
25,125	FGLMC	6.000	07/01/38	28,791
337,893	FGLMC	5.500	08/01/38	382,255
45,907	FGLMC	5.500	08/01/38	52,244
41,064	FGLMC	5.000	09/01/38	45,471
535,653	FGLMC	5.500	09/01/38	606,757
188,226	FGLMC	5.500	09/01/38	213,627
10,108	FGLMC	5.500	10/01/38	11,421
203,926	FGLMC	6.000	11/01/38	233,323
1,454,058	FGLMC	5.500	01/01/39	1,645,491
1,204,541	FGLMC	4.500	02/01/39	1,319,398
585,131	FGLMC	5.000	02/01/39	647,922
41,462	FGLMC	5.500	02/01/39	46,854
5,060	FGLMC	4.500	03/01/39	5,538
221,271	FGLMC	5.000	03/01/39	248,981
30,692	FGLMC	6.000	03/01/39	35,138
40,604	FGLMC	4.500	04/01/39	45,443
1,493,392	FGLMC	4.500	04/01/39	1,647,470
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$405,655	FGLMC	4.000%	05/01/39	$435,115
4,994,802	FGLMC	4.500	05/01/39	5,516,142
692,343	FGLMC	4.500	05/01/39	759,334
225,906	FGLMC	4.500	05/01/39	247,689
11,209	FGLMC	4.500	05/01/39	12,283
224,439	FGLMC	5.000	05/01/39	250,198
500,934	FGLMC	4.000	06/01/39	539,034
2,420,584	FGLMC	4.500	06/01/39	2,658,841
87,274	FGLMC	4.500	06/01/39	95,667
31,886	FGLMC	5.000	06/01/39	35,533
16,373	FGLMC	5.500	06/01/39	18,452
737,455	FGLMC	4.000	07/01/39	793,057
61,803	FGLMC	4.500	07/01/39	67,936
28,656	FGLMC	4.500	07/01/39	31,432
332,488	FGLMC	4.500	07/01/39	364,646
193,088	FGLMC	5.000	07/01/39	213,856
285,153	FGLMC	5.500	07/01/39	322,660
27,973	FGLMC	4.500	08/01/39	30,749
68,159	FGLMC	5.000	08/01/39	75,474
275,715	FGLMC	4.000	09/01/39	295,739
1,536,227	FGLMC	5.000	09/01/39	1,701,082
533,870	FGLMC	5.000	09/01/39	598,094
8,325	FGLMC	5.500	09/01/39	9,338
643,655	FGLMC	6.500	09/01/39	737,477
86,092	FGLMC	4.500	10/01/39	96,410
224,644	FGLMC	4.500	10/01/39	246,445
111,167	FGLMC	4.500	10/01/39	124,468
38,921	FGLMC	4.000	11/01/39	41,903
153,083	FGLMC	4.500	11/01/39	167,945
15,765	FGLMC	5.000	11/01/39	17,456
55,155	FGLMC	5.000	11/01/39	61,095
475,390	FGLMC	4.500	12/01/39	527,775
279,973	FGLMC	4.500	12/01/39	307,428
164,992	FGLMC	4.500	12/01/39	181,972
132,786	FGLMC	4.500	12/01/39	145,658
229,251	FGLMC	5.500	12/01/39	259,330
291,744	FGLMC	4.500	01/01/40	319,801
26,795	FGLMC	5.000	01/01/40	30,147
48,133	FGLMC	5.500	01/01/40	54,181
92,322	FGLMC	5.500	03/01/40	104,624
1,409,947	FGLMC	4.000	04/01/40	1,517,677
56,392	FGLMC	4.500	04/01/40	62,606
219,866	FGLMC	4.500	04/01/40	240,997
160,342	FGLMC	5.000	04/01/40	177,673
337,593	FGLMC	5.000	04/01/40	375,369
1,249,802	FGLMC	6.000	04/01/40	1,433,227
3,645,204	FGLMC	4.500	05/01/40	4,008,384
2,240,668	FGLMC	5.000	05/01/40	2,506,783
8,248	FGLMC	4.500	06/01/40	9,069
897,082	FGLMC	5.500	06/01/40	1,017,785
1,760,626	FGLMC	4.500	07/01/40	1,931,699
33,788	FGLMC	4.500	08/01/40	37,055
380,781	FGLMC	5.000	08/01/40	422,265
91,789	FGLMC	5.000	08/01/40	101,887
932,693	FGLMC	5.000	08/01/40	1,039,710
5,082,567	FGLMC	5.500	08/01/40	5,745,874

120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,548	FGLMC	4.000%	09/01/40	$539,020
5,194,441	FGLMC	4.000	11/01/40	5,625,010
3,066,453	FGLMC	4.000	12/01/40	3,318,391
683,500	FGLMC	3.500	01/01/41	723,323
899,943	FGLMC	3.500	01/01/41	952,447
529,960	FGLMC	4.000	01/01/41	570,779
527,098	FGLMC	3.500	02/01/41	557,790
765,959	FGLMC	4.000	02/01/41	824,839
2,140,804	FGLMC	4.000	02/01/41	2,305,430
3,122,229	FGLMC	4.000	04/01/41	3,362,075
614,339	FGLMC	4.500	04/01/41	675,374
141,586	FGLMC	5.000	04/01/41	157,308
609,469	FGLMC	4.500	05/01/41	670,172
691,661	FGLMC	4.500	06/01/41	760,285
1,777,490	FGLMC	3.500	10/01/41	1,881,076
1,420,907	FGLMC	5.000	10/01/41	1,578,693
2,203,839	FGLMC	3.500	11/01/41	2,346,743
903,184	FGLMC	4.500	12/01/41	992,966
7,453,050	FGLMC	3.500	01/01/42	7,885,776
2,238,302	FGLMC	3.500	02/01/42	2,368,309
2,847,005	FGLMC	3.500	04/01/42	3,012,189
4,702,556	FGLMC	4.000	05/01/42	5,094,002
3,252,405	FGLMC	3.500	07/01/42	3,462,727
885,235	FGLMC	3.000	08/01/42	922,253
5,274,068	FGLMC	3.000	10/01/42	5,493,941
3,520,203	FGLMC	3.000	10/01/42	3,666,877
1,570,959	FGLMC	3.500	12/01/42	1,662,834
4,473,946	FGLMC	2.500	01/01/43	4,514,239
9,891,206	FGLMC	3.000	01/01/43	10,303,374
15,121,104	FGLMC	3.000	04/01/43	15,747,041
5,301,869	FGLMC	3.500	05/01/43	5,612,511
3,961,885	FGLMC	3.000	08/01/43	4,124,563
5,935,098	FGLMC	3.000	08/01/43	6,178,638
5,563,443	FGLMC	3.500	08/01/43	5,889,198
2,893,866	FGLMC	4.500	10/01/43	3,168,181
3,803,830	FGLMC	4.000	11/01/43	4,080,079
6,388,644	FGLMC	3.500	02/01/44	6,739,446
5,466,740	FGLMC	4.000	02/01/44	5,867,336
2,707,517	FGLMC	4.000	04/01/44	2,904,148
3,416,260	FGLMC	4.500	05/01/44	3,739,146
6,141,959	FGLMC	4.000	06/01/44	6,588,013
9,373,990	FGLMC	4.000	08/01/44	10,054,767
6,888,404	FGLMC	3.500	09/01/44	7,266,648
8,396,090	FGLMC	3.500	11/01/44	8,857,122
11,977,117	FGLMC	3.500	12/01/44	12,634,785
7,594,644	FGLMC	3.500	01/01/45	8,011,668
12,555,989	FGLMC	3.000	02/01/45	13,062,166
17,050,911	FGLMC	3.500	03/01/45	17,987,182
11,366,671	FGLMC	4.000	03/01/45	12,192,164
5,735,627	FGLMC	3.000	04/01/45	5,966,851
12,901,487	FGLMC	3.500	04/01/45	13,712,797
13,052,099	FGLMC	4.000	11/01/45	13,999,994
22,795,127	FGLMC	3.500	12/01/45	24,046,815
18,377,165	FGLMC	3.500	03/01/46	19,386,261
9,373,954	FGLMC	4.000	03/01/46	10,067,661
33,831,387	FGLMC	3.000	04/01/46	35,195,251

121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$20,066,346	FGLMC	4.000%	09/01/46	$21,609,588
684	Federal National Mortgage Association (FNMA)	6.500	11/01/16	685
1,265	FNMA	6.500	04/01/17	1,275
1,506	FNMA	6.000	05/01/17	1,521
9,396	FNMA	5.000	09/01/17	9,655
694	FNMA	6.000	11/01/17	701
22,960	FNMA	5.000	12/01/17	23,593
60,079	FNMA	5.000	12/01/17	61,735
1,653	FNMA	5.000	12/01/17	1,699
172,758	FNMA	5.000	01/01/18	177,521
175,952	FNMA	4.500	02/01/18	180,301
28,125	FNMA	4.500	04/01/18	28,824
5,309	FNMA	5.000	04/01/18	5,455
3,994	FNMA	5.500	04/01/18	4,071
48,857	FNMA	5.500	04/01/18	50,084
1,364	FNMA	5.500	05/01/18	1,372
107,906	FNMA	4.500	06/01/18	110,570
125,737	FNMA	4.000	08/01/18	129,768
11,143	FNMA	4.000	08/01/18	11,500
27,958	FNMA	4.500	09/01/18	28,654
21,571	FNMA	4.500	10/01/18	22,197
83,102	FNMA	5.000	11/01/18	85,789
1,082	FNMA	5.000	01/01/19	1,112
3,729	FNMA	6.000	01/01/19	4,271
7,219	FNMA	4.500	05/01/19	7,400
20,126	FNMA	4.500	06/01/19	20,752
3,878	FNMA	4.500	06/01/19	3,987
15,343	FNMA	5.000	07/01/19	15,766
121,163	FNMA	5.000	10/01/19	124,909
14,621	FNMA	4.500	11/01/19	15,083
13,698	FNMA	4.500	12/01/19	14,134
10,783	FNMA	5.000	03/01/20	11,081
5,854	FNMA	5.000	04/01/20	6,049
10,083	FNMA	4.500	06/01/20	10,405
7,512	FNMA	4.500	09/01/20	7,746
9,412	FNMA	4.500	10/01/20	9,797
11,772	FNMA	4.500	11/01/20	12,161
26,267	FNMA	5.000	12/01/20	27,350
26,509	FNMA	5.500	01/01/21	26,958
513,518	FNMA	5.500	01/01/21	532,694
21,479	FNMA	5.000	03/01/21	22,163
23,846	FNMA	5.500	08/01/21	25,511
5,860	FNMA	6.000	08/01/21	6,228
4,628	FNMA	5.000	10/01/21	4,937
8,730	FNMA	5.000	11/01/21	9,023
4,751	FNMA	5.500	11/01/21	5,062
16,096	FNMA	5.500	10/01/22	17,313
7,300	FNMA	6.000	10/01/22	7,962
4,597	FNMA	5.000	03/01/23	4,936
11,500	FNMA	4.500	04/01/23	11,897
121,462	FNMA	4.500	06/01/23	129,059
10,467	FNMA	5.000	06/01/23	11,195
12,893	FNMA	5.500	06/01/23	14,514
120,557	FNMA	5.000	07/01/23	128,407
23,497	FNMA	5.000	07/01/23	24,910
11,888	FNMA	5.500	08/01/23	13,068
122

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$24,486	FNMA	5.000%	11/01/23	$27,172
7,094	FNMA	5.500	11/01/23	7,551
283,081	FNMA	5.500	01/01/24	303,885
25,040	FNMA	5.500	02/01/24	28,189
114,589	FNMA	4.000	03/01/24	121,589
8,792	FNMA	4.500	04/01/24	9,452
134,582	FNMA	4.000	05/01/24	142,935
465,085	FNMA	4.000	05/01/24	488,999
10,743	FNMA	4.000	06/01/24	11,401
13,621	FNMA	4.500	07/01/24	14,645
12,370	FNMA	5.500	07/01/24	13,926
278	FNMA	8.000	07/01/24	324
79,042	FNMA	4.500	08/01/24	85,150
67,930	FNMA	4.000	09/01/24	72,107
279,321	FNMA	4.000	09/01/24	296,399
28,321	FNMA	4.500	09/01/24	30,470
618,427	FNMA	4.500	10/01/24	663,437
32,876	FNMA	5.000	01/01/25	36,482
57,368	FNMA	4.500	02/01/25	61,532
477,636	FNMA	4.500	03/01/25	514,686
9,157	FNMA	4.500	03/01/25	9,654
135,401	FNMA	5.000	03/01/25	150,252
296,253	FNMA	4.500	04/01/25	315,020
131,289	FNMA	4.500	04/01/25	139,288
1,473,239	FNMA	4.000	05/01/25	1,563,356
482,579	FNMA	4.000	06/01/25	512,082
390,533	FNMA	4.500	06/01/25	419,858
143,001	FNMA	4.000	08/01/25	151,556
63,031	FNMA	5.500	08/01/25	71,639
726,271	FNMA	3.500	09/01/25	766,337
730,887	FNMA	4.000	09/01/25	775,559
955,095	FNMA	3.500	10/01/25	1,007,872
795,223	FNMA	3.500	10/01/25	838,977
282,205	FNMA	5.000	10/01/25	313,158
562,193	FNMA	4.000	11/01/25	600,104
882,841	FNMA	3.500	12/01/25	931,671
3,900,271	FNMA	3.500	02/01/26	4,116,652
622,026	FNMA	3.500	02/01/26	656,291
188,271	FNMA	4.000	03/01/26	199,829
527,091	FNMA	4.000	06/01/26	559,475
528,523	FNMA	3.500	08/01/26	557,792
395,675	FNMA	3.500	09/01/26	417,490
218,479	FNMA	4.000	09/01/26	233,205
602,080	FNMA	3.500	10/01/26	635,242
12,544	FNMA	6.000	10/01/26	14,367
898,578	FNMA	3.000	11/01/26	944,241
763,557	FNMA	3.000	12/01/26	802,419
2,064,240	FNMA	3.000	01/01/27	2,169,898
2,900,023	FNMA	4.000	01/01/27	3,077,754
1,495,847	FNMA	3.500	02/01/27	1,579,066
1,509,313	FNMA	3.000	04/01/27	1,586,363
2,456,891	FNMA	3.000	04/01/27	2,583,135
938,918	FNMA	3.500	05/01/27	991,556
938,897	FNMA	2.500	06/01/27	973,448
2,665,600	FNMA	3.000	06/01/27	2,802,763
1,100,694	FNMA	2.500	07/01/27	1,141,198
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,262,168	FNMA	2.500%	09/01/27	$2,345,414
31,973	FNMA	5.500	09/01/27	35,993
3,939,056	FNMA	2.500	10/01/27	4,084,009
2,452,725	FNMA	3.000	11/01/27	2,578,925
4,672	FNMA	5.500	01/01/28	5,260
6,899,922	FNMA	2.500	02/01/28	7,153,832
9,014,829	FNMA	2.500	02/01/28	9,353,805
3,980	FNMA	5.000	02/01/28	4,418
5,134,610	FNMA	2.500	04/01/28	5,323,558
7,639,541	FNMA	2.500	04/01/28	7,920,669
20,905	FNMA	5.500	06/01/28	23,534
1,996,642	FNMA	2.500	07/01/28	2,070,117
4,099,469	FNMA	2.500	08/01/28	4,250,325
6,047,249	FNMA	3.000	10/01/28	6,351,456
3,549	FNMA	5.500	11/01/28	3,995
20	FNMA	7.500	01/01/29	23
6,988,209	FNMA	3.000	03/01/29	7,338,782
32,550	FNMA	4.000	03/01/29	35,150
104,298	FNMA	4.500	04/01/29	114,255
393	FNMA	6.500	04/01/29	453
81,466	FNMA	4.000	05/01/29	87,981
42,006	FNMA	4.500	06/01/29	46,016
14,263	FNMA	4.000	07/01/29	15,409
3,169	FNMA	7.500	07/01/29	3,268
278,613	FNMA	4.500	08/01/29	305,213
51,446	FNMA	4.500	09/01/29	56,357
38,026	FNMA	4.500	11/01/29	41,657
14,434	FNMA	4.500	01/01/30	15,845
3,967,282	FNMA	2.500	02/01/30	4,113,274
37,607	FNMA	4.000	03/01/30	40,431
15,941	FNMA	4.500	05/01/30	17,496
23,070	FNMA	4.500	06/01/30	25,322
8,508,396	FNMA	3.000	07/01/30	8,935,232
206,213	FNMA	4.500	08/01/30	226,353
42,691	FNMA	4.000	09/01/30	46,230
241,988	FNMA	4.000	10/01/30	262,047
2,473,709	FNMA	4.000	11/01/30	2,679,089
399,003	FNMA	4.000	11/01/30	432,123
98,164	FNMA	4.500	12/01/30	107,776
8,935,516	FNMA	3.000	02/01/31	9,389,699
131,530	FNMA	3.500	02/01/31	139,624
148,031	FNMA	4.000	02/01/31	160,327
261	FNMA	7.500	02/01/31	272
1,173	FNMA	7.500	03/01/31	1,457
9,369,984	FNMA	2.500	04/01/31	9,714,789
379,798	FNMA	3.500	04/01/31	403,129
44,867	FNMA	4.000	04/01/31	48,577
4,359	FNMA	6.000	05/01/31	5,045
376	FNMA	7.500	05/01/31	381
9,652,178	FNMA	2.500	06/01/31	10,007,368
232,683	FNMA	4.500	07/01/31	255,492
1,450,176	FNMA	4.500	07/01/31	1,621,801
1,364,318	FNMA	4.000	08/01/31	1,477,578
12,243,490	FNMA	2.500	09/01/31	12,694,038
6,715,837	FNMA	3.000	09/01/31	7,063,532
95,209	FNMA	4.000	09/01/31	103,109
124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$373	FNMA	6.500%	09/01/31	$430
41,468	FNMA	6.000	11/01/31	48,076
5,270	FNMA	6.500	11/01/31	6,309
2,458,013	FNMA	3.500	01/01/32	2,620,243
12,099	FNMA	6.000	01/01/32	13,857
14,871	FNMA	6.000	01/01/32	17,225
1,033,384	FNMA	3.500	02/01/32	1,101,874
12,958	FNMA	6.000	02/01/32	14,970
43,128	FNMA	6.500	04/01/32	51,699
84,438	FNMA	6.500	07/01/32	99,270
11,027	FNMA	6.500	08/01/32	13,254
1,048,776	FNMA	3.000	09/01/32	1,103,302
132,937	FNMA	6.000	09/01/32	152,256
26,095	FNMA	7.500	09/01/32	29,314
3,104,825	FNMA	3.000	10/01/32	3,266,523
56,507	FNMA	5.500	10/01/32	64,199
40,939	FNMA	6.000	10/01/32	46,888
17,241	FNMA	6.000	11/01/32	19,790
2,353	FNMA	5.500	12/01/32	2,665
25,116	FNMA	5.500	12/01/32	28,469
42,419	FNMA	6.000	12/01/32	49,193
197,865	FNMA	5.500	01/01/33	224,749
429,614	FNMA	6.000	01/01/33	497,924
12,807	FNMA	5.000	02/01/33	14,264
212,222	FNMA	5.000	02/01/33	236,434
2,099,880	FNMA	3.000	04/01/33	2,209,520
2,865,060	FNMA	3.500	04/01/33	3,054,389
10,274	FNMA	6.000	04/01/33	11,945
1,409,572	FNMA	5.500	05/01/33	1,602,551
79,521	FNMA	5.000	06/01/33	88,719
170,581	FNMA	5.500	06/01/33	193,752
23,106	FNMA	4.500	07/01/33	25,339
74,891	FNMA	5.000	07/01/33	83,534
154,356	FNMA	4.500	08/01/33	169,363
9,831	FNMA	4.500	08/01/33	10,770
31,429	FNMA	5.000	08/01/33	34,876
244,219	FNMA	5.500	09/01/33	278,972
60,054	FNMA	5.500	09/01/33	67,606
17,997	FNMA	6.000	09/01/33	20,613
225,451	FNMA	4.500	10/01/33	248,665
36,281	FNMA	5.000	10/01/33	40,452
40,366	FNMA	5.000	10/01/33	45,028
275,079	FNMA	5.500	10/01/33	315,865
807,728	FNMA	5.500	10/01/33	934,590
16,374	FNMA	4.500	11/01/33	17,997
2,931,337	FNMA	5.000	11/01/33	3,293,317
42,539	FNMA	5.000	11/01/33	47,455
341,103	FNMA	5.000	12/01/33	383,218
395,180	FNMA	5.500	12/01/33	452,143
4,084,389	FNMA	3.000	01/01/34	4,291,856
130,491	FNMA	5.000	02/01/34	146,592
530,783	FNMA	6.000	02/01/34	617,931
17,732	FNMA	5.000	03/01/34	19,922
11,242	FNMA	5.000	03/01/34	12,632
40,063	FNMA	5.000	03/01/34	45,007
13,574	FNMA	5.000	03/01/34	15,250
125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$777,692		FNMA	5.000%	03/01/34	$873,707
32,707		FNMA	5.000	03/01/34	36,489
111,824		FNMA	5.000	04/01/34	124,726
117,053		FNMA	5.500	04/01/34	133,110
27,915		FNMA	4.500	05/01/34	30,695
80,299		FNMA	4.500	05/01/34	88,242
41,720		FNMA	5.500	07/01/34	47,503
26,684		FNMA	5.500	07/01/34	30,313
40,465		FNMA	7.000	07/01/34	48,743
36,832		FNMA	5.000	08/01/34	41,371
321,856		FNMA	5.000	08/01/34	358,964
30,652		FNMA	6.000	08/01/34	35,649
177,629		FNMA	6.000	08/01/34	206,427
18,631		FNMA	4.500	09/01/34	20,561
660,978		FNMA	5.500	09/01/34	752,254
6,472		FNMA	5.500	11/01/34	7,355
10,684		FNMA	6.000	11/01/34	12,237
10,109		FNMA	5.000	12/01/34	11,348
6,198		FNMA	5.500	12/01/34	7,049
16,080		FNMA	6.000	12/01/34	18,576
923,299		FNMA	4.500	01/01/35	1,018,812
56,673		FNMA	5.500	01/01/35	64,383
2,042,614		FNMA	5.500	02/01/35	2,323,816
84,524		FNMA	5.500	02/01/35	96,131
567,109		FNMA	5.500	04/01/35	651,182
81,429		FNMA	6.000	04/01/35	93,967
75,391		FNMA	6.000	04/01/35	87,389
24,500		FNMA	5.500	05/01/35	27,580
134,659		FNMA	6.000	05/01/35	156,312
34,031		FNMA	5.000	06/01/35	38,211
4,271	i	FNMA	2.734	07/01/35	4,525
95,608		FNMA	5.000	07/01/35	107,875
9,004,840		FNMA	3.000	08/01/35	9,454,752
201,640		FNMA	4.500	08/01/35	221,626
274,360		FNMA	5.000	08/01/35	304,776
134,068		FNMA	5.000	08/01/35	148,983
8,304		FNMA	4.500	09/01/35	9,106
10,706		FNMA	4.500	09/01/35	11,808
23,638		FNMA	5.500	09/01/35	26,915
150,045		FNMA	5.000	10/01/35	166,503
334,200		FNMA	5.500	10/01/35	384,290
3,546		FNMA	5.000	11/01/35	3,646
356,857		FNMA	5.500	11/01/35	404,770
4,158		FNMA	4.500	12/01/35	4,567
53,151		FNMA	5.500	12/01/35	59,834
201,260		FNMA	6.000	12/01/35	230,507
122,645	i	FNMA	2.601	02/01/36	129,049
747,880		FNMA	5.000	02/01/36	832,270
103,567		FNMA	6.500	02/01/36	121,319
326,541		FNMA	6.000	03/01/36	374,672
4,974,798		FNMA	3.500	05/01/36	5,305,738
6,844		FNMA	5.000	05/01/36	7,608
581,180		FNMA	6.000	06/01/36	674,299
130,040	i	FNMA	2.856	07/01/36	136,548
28,651		FNMA	6.000	07/01/36	33,177
162,469		FNMA	6.500	07/01/36	187,163
126

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$466,771		FNMA	5.500%	08/01/36	$529,827
295,328		FNMA	6.500	08/01/36	349,128
5,074,962		FNMA	3.000	09/01/36	5,344,377
22,382		FNMA	5.500	09/01/36	25,485
34,003		FNMA	6.500	09/01/36	39,172
10,938		FNMA	6.500	09/01/36	12,601
47,758		FNMA	6.000	10/01/36	54,831
22,315		FNMA	6.500	11/01/36	25,707
10,000,000	h	FNMA	3.000	11/25/36	10,393,750
11,050	i	FNMA	2.600	12/01/36	11,713
134,805		FNMA	6.000	12/01/36	154,513
34,940	i	FNMA	2.754	01/01/37	37,008
57,368		FNMA	5.500	01/01/37	64,959
6,830	i	FNMA	2.423	02/01/37	7,103
417,310		FNMA	5.500	02/01/37	472,385
18,132		FNMA	6.000	02/01/37	20,767
33,484		FNMA	7.000	02/01/37	39,524
12,767	i	FNMA	2.846	03/01/37	13,578
2,468		FNMA	5.000	03/01/37	2,739
144,098		FNMA	6.500	03/01/37	166,000
70,442		FNMA	6.500	03/01/37	81,760
1,751	i	FNMA	5.810	04/01/37	1,776
104,040		FNMA	7.000	04/01/37	120,947
107,771		FNMA	5.000	05/01/37	119,592
3,620		FNMA	7.000	05/01/37	3,953
43,504	i	FNMA	2.999	06/01/37	45,977
36,611		FNMA	5.500	06/01/37	41,284
38,400		FNMA	5.500	08/01/37	43,666
16,606		FNMA	6.000	08/01/37	19,039
52,810		FNMA	6.500	08/01/37	60,837
22,198		FNMA	6.500	08/01/37	25,572
16,710		FNMA	5.500	09/01/37	18,811
210,026		FNMA	6.000	09/01/37	246,898
57,802		FNMA	6.000	09/01/37	66,259
272,085		FNMA	6.000	09/01/37	318,683
102,165		FNMA	6.000	09/01/37	120,148
75,231		FNMA	6.000	09/01/37	87,820
9,003		FNMA	6.500	09/01/37	10,372
59,866		FNMA	6.500	09/01/37	68,966
391,575	i	FNMA	2.639	10/01/37	413,044
27,959		FNMA	6.500	10/01/37	32,209
289,190		FNMA	5.500	11/01/37	326,481
527,394		FNMA	6.000	11/01/37	605,478
30,358		FNMA	7.000	11/01/37	33,821
1,532		FNMA	6.500	01/01/38	1,765
162,077		FNMA	5.500	02/01/38	182,726
29,290		FNMA	6.500	02/01/38	33,742
28,399		FNMA	7.000	02/01/38	33,033
55,910	i	FNMA	2.895	03/01/38	59,010
8,803		FNMA	5.000	03/01/38	9,769
14,678		FNMA	5.000	03/01/38	16,288
28,125		FNMA	5.500	03/01/38	31,661
9,913		FNMA	6.000	03/01/38	11,630
32,687		FNMA	6.500	03/01/38	37,655
12,113		FNMA	6.500	03/01/38	13,954
348,336		FNMA	6.500	03/01/38	413,537
127

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$22,640		FNMA	5.000%	04/01/38	$25,123
494,740		FNMA	5.500	04/01/38	560,080
426,641		FNMA	6.000	04/01/38	489,300
32,427		FNMA	4.500	05/01/38	35,548
472,258		FNMA	5.000	05/01/38	524,057
1,534,351		FNMA	5.000	05/01/38	1,708,327
1,266,157		FNMA	6.000	06/01/38	1,453,360
1,835,635		FNMA	6.500	06/01/38	2,117,476
380,793		FNMA	6.000	07/01/38	436,952
7,189	i	FNMA	2.852	08/01/38	7,576
4,548	i	FNMA	3.000	08/01/38	4,793
1,192,025		FNMA	6.000	09/01/38	1,367,385
57,604	i	FNMA	2.121	10/01/38	60,263
4,056		FNMA	6.000	10/01/38	4,646
34,577		FNMA	5.500	11/01/38	39,005
5,975		FNMA	5.000	12/01/38	6,631
998,124		FNMA	5.500	12/01/38	1,130,501
157,507		FNMA	4.500	01/01/39	172,545
4,235,552		FNMA	5.000	01/01/39	4,700,127
187,291		FNMA	5.000	01/01/39	207,834
652,538		FNMA	5.500	01/01/39	738,648
144,302		FNMA	5.500	01/01/39	163,219
24,076		FNMA	6.000	01/01/39	27,574
28,945		FNMA	6.000	01/01/39	33,151
351,226		FNMA	4.500	02/01/39	385,005
721,806		FNMA	4.500	02/01/39	790,719
295,644		FNMA	4.500	02/01/39	323,870
10,122		FNMA	5.500	02/01/39	11,394
712,277		FNMA	4.000	04/01/39	766,432
19,650		FNMA	5.500	04/01/39	22,287
222,632		FNMA	4.500	05/01/39	243,911
1,144,638		FNMA	4.500	05/01/39	1,266,986
245,745		FNMA	4.500	06/01/39	269,207
645,735		FNMA	4.500	06/01/39	707,385
502,773		FNMA	5.500	06/01/39	568,191
15,736	i	FNMA	3.085	07/01/39	16,664
169,584		FNMA	4.500	07/01/39	185,774
121,192		FNMA	4.500	07/01/39	132,960
18,487		FNMA	5.000	07/01/39	20,581
162,133	i	FNMA	2.900	08/01/39	170,289
30,332	i	FNMA	2.940	08/01/39	32,236
371,566		FNMA	4.000	08/01/39	399,190
2,515,739		FNMA	4.000	08/01/39	2,702,809
1,536,956		FNMA	4.500	08/01/39	1,702,228
33,526		FNMA	4.500	08/01/39	37,408
536,523		FNMA	4.500	08/01/39	587,747
25,022		FNMA	5.000	08/01/39	27,814
2,410,315		FNMA	5.000	08/01/39	2,678,878
909,141		FNMA	4.000	09/01/39	976,731
51,529		FNMA	5.000	09/01/39	57,247
375,159		FNMA	5.500	09/01/39	430,765
202,900		FNMA	6.000	09/01/39	232,944
866,432		FNMA	6.500	10/01/39	998,821
40,593		FNMA	5.000	11/01/39	45,759
1,138,852		FNMA	4.000	12/01/39	1,223,519
98,112		FNMA	4.500	12/01/39	108,125
128

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$259,740		FNMA	4.500%	12/01/39	$284,804
3,903,863		FNMA	4.500	12/01/39	4,276,994
33,288	i	FNMA	3.691	01/01/40	34,806
67,780		FNMA	4.500	01/01/40	74,290
80,550		FNMA	5.000	01/01/40	89,706
522,227		FNMA	6.000	02/01/40	599,322
726,734		FNMA	4.500	03/01/40	796,987
338,948		FNMA	4.500	03/01/40	372,544
39,117		FNMA	5.000	03/01/40	43,544
35,217		FNMA	4.500	04/01/40	38,705
1,035,783		FNMA	5.000	04/01/40	1,152,876
1,326,723		FNMA	5.000	04/01/40	1,476,195
182,613	i	FNMA	2.757	05/01/40	193,754
277,924	i	FNMA	2.870	05/01/40	293,090
86,977	i	FNMA	3.041	05/01/40	92,080
38,217		FNMA	4.500	05/01/40	42,025
84,536		FNMA	4.500	07/01/40	92,962
94,163		FNMA	4.500	07/01/40	103,212
116,298		FNMA	5.000	07/01/40	129,262
31,693	i	FNMA	3.055	08/01/40	33,327
744,323		FNMA	4.500	08/01/40	816,694
1,016,472		FNMA	4.500	08/01/40	1,115,214
776,034		FNMA	5.000	08/01/40	863,010
1,704,653		FNMA	4.500	09/01/40	1,871,556
648,829		FNMA	4.500	09/01/40	713,297
1,503,382		FNMA	6.000	09/01/40	1,725,939
257,827		FNMA	3.500	10/01/40	273,169
2,854,123		FNMA	4.000	10/01/40	3,073,744
1,170,190		FNMA	4.000	10/01/40	1,259,803
1,707,002		FNMA	4.500	10/01/40	1,872,779
2,074,578		FNMA	3.500	11/01/40	2,198,338
2,307,570		FNMA	4.000	11/01/40	2,484,733
1,337,465		FNMA	4.000	11/01/40	1,440,096
2,108,602		FNMA	4.000	11/01/40	2,270,788
226,979		FNMA	4.500	11/01/40	248,901
192,862	i	FNMA	3.213	12/01/40	202,513
696,309		FNMA	4.000	12/01/40	750,128
5,519,940		FNMA	4.500	12/01/40	6,069,460
74,776		FNMA	3.500	01/01/41	79,238
118,108	i	FNMA	2.723	02/01/41	124,935
429,222		FNMA	3.500	02/01/41	454,812
1,978,883		FNMA	4.000	02/01/41	2,132,562
1,856,436		FNMA	4.000	03/01/41	1,999,702
1,433,229		FNMA	4.500	04/01/41	1,575,654
1,836,461		FNMA	4.500	05/01/41	2,014,759
312,161		FNMA	4.500	05/01/41	342,359
1,073,450		FNMA	4.500	06/01/41	1,176,698
279,436	i	FNMA	2.978	07/01/41	294,348
1,302,135		FNMA	4.500	07/01/41	1,429,097
3,499,059		FNMA	4.000	09/01/41	3,769,600
1,899,509		FNMA	4.500	09/01/41	2,088,386
652,472		FNMA	5.500	09/01/41	737,604
365,399	i	FNMA	2.934	10/01/41	388,405
105,078	i	FNMA	3.003	10/01/41	110,636
1,170,412		FNMA	3.500	11/01/41	1,239,112
1,058,703		FNMA	3.500	11/01/41	1,126,916
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,122,486	i	FNMA	2.827%	12/01/41	$1,175,866
6,715,034		FNMA	3.500	12/01/41	7,116,014
1,303,942		FNMA	4.000	12/01/41	1,404,978
3,163,869		FNMA	3.500	03/01/42	3,350,442
2,215,263		FNMA	4.000	03/01/42	2,387,072
2,065,919		FNMA	3.500	04/01/42	2,220,839
5,874,924		FNMA	3.500	04/01/42	6,221,018
2,663,208		FNMA	4.500	04/01/42	2,924,722
2,306,359		FNMA	5.000	04/01/42	2,616,215
1,968,607		FNMA	4.000	05/01/42	2,120,564
2,633,708		FNMA	5.000	05/01/42	2,940,698
1,824,535		FNMA	3.000	06/01/42	1,901,843
8,794,901		FNMA	3.500	06/01/42	9,310,742
7,781,840		FNMA	4.000	06/01/42	8,376,045
4,582,151		FNMA	4.000	06/01/42	4,937,062
13,900,053		FNMA	3.500	07/01/42	14,715,648
2,811,283		FNMA	4.500	07/01/42	3,091,628
2,992,866		FNMA	3.500	08/01/42	3,157,636
4,252,718		FNMA	3.000	09/01/42	4,432,013
5,634,924		FNMA	3.500	09/01/42	5,965,293
8,814,396		FNMA	3.000	10/01/42	9,186,812
2,879,120		FNMA	3.500	10/01/42	3,051,365
3,179,029		FNMA	2.500	01/01/43	3,222,368
10,834,838		FNMA	3.000	01/01/43	11,293,047
14,798,652		FNMA	3.000	02/01/43	15,423,599
10,923,719		FNMA	3.000	04/01/43	11,381,454
3,707,856		FNMA	3.000	04/01/43	3,863,953
2,462,677	i	FNMA	2.155	06/01/43	2,525,951
11,466,822		FNMA	3.000	06/01/43	11,947,204
3,045,951	i	FNMA	1.741	07/01/43	3,117,741
9,107,727		FNMA	3.000	07/01/43	9,489,155
8,824,432		FNMA	3.500	07/01/43	9,343,858
7,919,836		FNMA	3.000	08/01/43	8,252,798
4,018,216		FNMA	4.000	08/01/43	4,376,992
6,332,537		FNMA	3.000	09/01/43	6,598,072
8,691,650		FNMA	3.500	09/01/43	9,203,155
5,841,361		FNMA	3.500	10/01/43	6,187,474
906,760		FNMA	4.500	10/01/43	993,332
6,267,227		FNMA	4.000	11/01/43	6,733,158
2,766,883		FNMA	4.000	11/01/43	2,972,584
5,947,103		FNMA	4.500	12/01/43	6,514,894
1,878,123		FNMA	4.500	12/01/43	2,057,434
6,382,400		FNMA	4.000	01/01/44	6,856,894
5,252,003		FNMA	4.000	05/01/44	5,642,459
6,253,044		FNMA	4.000	07/01/44	6,717,921
5,642,738		FNMA	4.000	07/01/44	6,062,242
3,370,869		FNMA	3.500	09/01/44	3,556,449
5,948,212		FNMA	4.000	09/01/44	6,390,427
11,762,254		FNMA	3.500	10/01/44	12,419,910
6,880,267		FNMA	4.000	12/01/44	7,391,774
7,670,597		FNMA	3.000	01/01/45	7,987,900
23,161,760		FNMA	3.000	01/01/45	24,132,872
19,156,732		FNMA	3.500	02/01/45	20,211,389
9,872,105	h	FNMA	3.000	04/01/45	10,273,136
17,499,476		FNMA	3.500	05/01/45	18,462,895
13,821,908		FNMA	3.500	07/01/45	14,675,431
130

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$21,190,433		FNMA	4.000%	07/01/45	$22,765,818
13,407,836		FNMA	3.500	11/01/45	14,145,993
10,078,504	h	FNMA	3.500	01/01/46	10,633,367
9,223,329		FNMA	3.500	02/01/46	9,731,111
9,806,229		FNMA	3.000	06/01/46	10,204,583
19,749,050		FNMA	3.500	07/01/46	20,894,266
14,948,386		FNMA	3.000	09/01/46	15,555,628
9,954,505		FNMA	3.500	07/01/55	10,507,231
2,063		Government National Mortgage Association (GNMA)	5.000	02/15/18	2,135
8,332		GNMA	4.500	02/15/19	8,472
6,875		GNMA	4.500	01/20/24	7,242
41,713		GNMA	4.000	04/15/24	44,335
9,597		GNMA	4.500	07/15/24	10,309
150,580		GNMA	4.000	08/15/24	160,282
40,838		GNMA	4.500	08/15/24	43,912
124,483		GNMA	4.000	09/15/24	132,021
22,923		GNMA	4.500	01/15/25	24,647
178,140		GNMA	4.000	08/15/25	187,653
101,643		GNMA	3.500	03/15/26	107,560
127,821		GNMA	4.000	04/15/26	133,612
100,915		GNMA	4.000	06/20/26	106,597
157,786		GNMA	3.500	11/20/26	166,689
815,739		GNMA	3.000	12/15/26	858,164
2,450,415		GNMA	2.500	04/20/27	2,552,475
1,537,614		GNMA	2.500	09/20/27	1,601,743
1,373		GNMA	6.500	09/15/28	1,583
654		GNMA	6.500	09/15/28	754
2,909		GNMA	6.500	11/15/28	3,356
1,153		GNMA	7.500	11/15/28	1,304
2,438,503		GNMA	3.500	11/20/28	2,579,154
8,256		GNMA	8.500	10/15/30	8,779
4,303		GNMA	8.500	10/20/30	5,210
486		GNMA	8.500	12/15/30	621
689		GNMA	7.000	06/20/31	853
1,932		GNMA	7.000	07/15/31	2,165
1,875		GNMA	7.000	07/15/31	1,977
262,143		GNMA	6.000	10/15/32	307,919
35,546		GNMA	5.500	12/20/32	40,300
74,257		GNMA	5.500	05/15/33	83,936
13,276		GNMA	5.000	07/15/33	14,925
47,080		GNMA	5.500	07/15/33	53,891
11,737		GNMA	5.000	07/20/33	13,186
54,034		GNMA	5.000	08/15/33	60,601
27,300		GNMA	5.000	08/15/33	30,430
174,995		GNMA	5.500	09/15/33	200,502
148,212		GNMA	6.000	11/20/33	174,951
66,262		GNMA	5.500	05/20/34	75,128
91,789		GNMA	6.000	09/20/34	109,323
8,057		GNMA	5.000	10/20/34	8,945
210,985		GNMA	5.500	11/15/34	241,451
93,111		GNMA	6.500	01/15/35	110,964
49,912		GNMA	5.500	02/20/35	56,689
964,163		GNMA	5.000	03/20/35	1,082,930
313,499		GNMA	5.000	04/15/35	352,790
308,387		GNMA	5.500	05/20/35	348,177
12,086		GNMA	5.000	09/20/35	13,571
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,512		GNMA	5.000%	11/15/35	$7,317
7,356		GNMA	5.000	11/15/35	8,216
89,348		GNMA	5.500	02/20/36	100,709
9,958		GNMA	5.500	03/15/36	11,413
28,108		GNMA	5.500	05/20/36	31,489
7,581		GNMA	6.500	06/15/36	8,889
279,520		GNMA	5.500	06/20/36	312,640
15,300		GNMA	5.000	09/15/36	17,158
13,154		GNMA	6.000	09/15/36	15,275
26,446		GNMA	6.000	10/20/36	30,738
17,415		GNMA	5.000	12/15/36	19,593
11,165		GNMA	5.500	01/15/37	12,620
15,311		GNMA	6.000	01/20/37	17,972
345,570		GNMA	5.500	02/15/37	390,612
53,210		GNMA	6.000	02/20/37	61,776
379,743		GNMA	6.000	04/15/37	441,491
11,685		GNMA	6.500	04/15/37	13,476
186,835		GNMA	6.000	04/20/37	216,231
21,743		GNMA	6.000	06/15/37	25,331
30,524		GNMA	6.000	08/20/37	34,661
25,199		GNMA	6.500	08/20/37	30,207
118,841		GNMA	6.500	11/20/37	137,869
61,257		GNMA	6.000	12/15/37	70,214
7,173		GNMA	5.000	02/20/38	7,966
187,307		GNMA	5.000	04/15/38	210,446
7,749		GNMA	5.500	05/20/38	8,660
36,772		GNMA	5.500	06/15/38	42,126
84,254		GNMA	6.000	06/20/38	96,526
122,808		GNMA	5.500	07/15/38	139,042
635,255		GNMA	5.000	07/20/38	707,234
610,510		GNMA	5.500	07/20/38	675,814
15,601		GNMA	5.500	08/15/38	17,676
281,093		GNMA	6.000	08/15/38	322,192
80,817		GNMA	6.000	08/15/38	92,633
62,755		GNMA	6.000	08/20/38	71,908
250,590		GNMA	6.000	09/20/38	287,143
66,736		GNMA	5.000	10/15/38	74,394
20,734		GNMA	5.500	10/15/38	23,819
11,867		GNMA	6.500	10/20/38	13,815
22,088		GNMA	6.500	10/20/38	23,888
3,782		GNMA	5.500	11/15/38	4,282
47,827		GNMA	6.500	11/20/38	56,134
219,760		GNMA	6.000	12/15/38	251,892
4,071		GNMA	6.500	12/15/38	4,759
46,928		GNMA	5.000	01/15/39	52,758
1,199,406		GNMA	4.500	01/20/39	1,309,369
122,872		GNMA	6.500	01/20/39	143,160
44,319		GNMA	5.000	02/15/39	49,656
19,896		GNMA	6.000	02/15/39	22,805
50,663		GNMA	4.500	03/15/39	55,959
353,826		GNMA	4.500	03/15/39	390,766
48,654	i	GNMA	2.125	03/20/39	49,577
14,897		GNMA	4.500	03/20/39	16,162
231,694		GNMA	5.500	03/20/39	258,983
24,212		GNMA	4.500	04/15/39	26,804
338,308		GNMA	5.500	04/15/39	382,403
132

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,128		GNMA	5.000%	04/20/39	$10,161
48,826		GNMA	4.000	05/15/39	52,466
701,038		GNMA	4.500	05/15/39	775,399
375,796		GNMA	5.000	05/15/39	421,135
50,667		GNMA	4.000	05/20/39	54,497
131,912		GNMA	4.500	05/20/39	143,354
2,621,888		GNMA	5.000	05/20/39	2,912,027
19,693		GNMA	4.500	06/15/39	21,782
1,961,700		GNMA	4.500	06/15/39	2,169,785
1,697,240		GNMA	5.000	06/15/39	1,930,058
1,957,347		GNMA	5.000	06/15/39	2,228,878
43,608		GNMA	5.000	06/15/39	48,869
19,744		GNMA	5.000	06/15/39	22,126
23,644		GNMA	5.000	06/15/39	26,546
30,289		GNMA	4.000	06/20/39	32,579
18,000		GNMA	5.000	06/20/39	19,984
2,481,461		GNMA	4.000	07/15/39	2,666,415
29,805		GNMA	4.500	07/15/39	32,945
2,496,891		GNMA	4.500	07/15/39	2,785,067
59,182		GNMA	4.500	07/15/39	65,456
23,408		GNMA	5.000	07/15/39	26,311
300,189		GNMA	4.500	07/20/39	328,709
262,693		GNMA	5.000	07/20/39	289,602
25,233		GNMA	5.500	07/20/39	28,296
117,509		GNMA	4.000	08/15/39	126,267
349,460		GNMA	5.000	08/15/39	390,335
24,706		GNMA	5.500	08/15/39	27,972
112,260		GNMA	6.000	08/15/39	128,674
83,385		GNMA	4.000	08/20/39	89,996
69,155		GNMA	5.000	08/20/39	76,804
49,352		GNMA	5.000	09/15/39	55,285
95,917		GNMA	5.000	09/20/39	107,199
22,847		GNMA	4.500	10/15/39	25,269
13,668		GNMA	5.000	10/15/39	15,317
29,583		GNMA	4.500	10/20/39	32,394
57,324		GNMA	4.500	11/15/39	63,926
43,186		GNMA	4.500	11/20/39	47,352
50,951		GNMA	5.000	11/20/39	56,770
99,254		GNMA	4.500	12/15/39	109,989
1,488,529		GNMA	4.500	12/15/39	1,646,439
43,182		GNMA	4.500	12/20/39	47,285
1,569,308		GNMA	5.000	12/20/39	1,742,792
1,435,500		GNMA	4.500	01/20/40	1,571,897
20,706		GNMA	5.500	01/20/40	23,163
777,356		GNMA	5.500	02/15/40	880,132
101,963		GNMA	4.000	03/15/40	109,635
21,349		GNMA	5.000	03/15/40	23,831
15,236		GNMA	4.500	04/15/40	16,870
296,834		GNMA	5.000	04/15/40	333,530
58,980		GNMA	4.500	04/20/40	64,588
9,511		GNMA	4.500	05/15/40	10,510
263,391		GNMA	5.000	05/15/40	294,937
576,488	i	GNMA	2.125	05/20/40	592,647
13,001		GNMA	4.500	05/20/40	14,239
23,304		GNMA	4.500	06/15/40	25,737
4,807,376		GNMA	4.500	06/15/40	5,317,389
133

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$17,820		GNMA	4.500%	06/15/40	$19,680
284,020		GNMA	5.000	06/20/40	317,235
182,657		GNMA	4.500	07/15/40	201,844
603,438		GNMA	4.500	07/15/40	666,479
2,101,436		GNMA	4.500	07/20/40	2,301,809
62,812		GNMA	5.000	07/20/40	69,750
1,782,770		GNMA	4.000	08/15/40	1,922,211
419,166		GNMA	4.000	08/15/40	450,408
173,434		GNMA	4.500	08/15/40	193,972
163,578		GNMA	4.500	08/20/40	179,185
129,999		GNMA	4.500	09/20/40	142,412
37,959		GNMA	5.500	09/20/40	42,564
52,219		GNMA	6.500	09/20/40	62,212
53,507		GNMA	4.000	10/15/40	58,306
115,854		GNMA	6.000	10/20/40	136,052
636,077		GNMA	4.000	11/15/40	690,687
1,744,258		GNMA	4.000	11/20/40	1,877,145
428,379		GNMA	3.500	12/15/40	455,790
587,096		GNMA	5.500	12/20/40	656,641
1,911,251		GNMA	4.000	01/15/41	2,060,748
4,510,559		GNMA	4.000	01/20/41	4,863,512
399,896		GNMA	4.000	02/15/41	430,083
1,251,324		GNMA	4.500	02/20/41	1,371,214
691,218		GNMA	4.500	03/15/41	764,551
1,551,253		GNMA	4.500	04/20/41	1,699,884
305,808		GNMA	5.000	04/20/41	339,498
139,293	i	GNMA	3.000	06/20/41	143,564
357,391		GNMA	4.000	07/15/41	384,029
614,883		GNMA	4.000	07/20/41	661,537
1,969,511		GNMA	4.500	07/20/41	2,158,221
1,709,964		GNMA	5.000	07/20/41	1,898,338
511,627		GNMA	4.500	08/15/41	565,041
756,615		GNMA	5.000	08/20/41	840,080
981,669		GNMA	4.000	09/15/41	1,058,461
78,683	i	GNMA	3.000	09/20/41	81,227
2,752,103		GNMA	4.000	09/20/41	2,960,395
191,218		GNMA	4.000	10/15/41	206,135
199,413	i	GNMA	2.000	10/20/41	205,884
105,769	i	GNMA	3.500	10/20/41	109,282
3,468,454		GNMA	4.000	10/20/41	3,730,958
419,633		GNMA	5.500	10/20/41	470,974
1,048,132		GNMA	3.500	11/15/41	1,115,212
2,333,534		GNMA	4.000	11/15/41	2,516,081
4,391,668		GNMA	4.500	11/20/41	4,824,967
1,814,126		GNMA	5.000	11/20/41	2,038,867
530,210		GNMA	6.000	11/20/41	610,258
2,287,659		GNMA	3.500	01/20/42	2,439,016
649,221	i	GNMA	3.000	02/20/42	671,258
1,123,505		GNMA	3.500	03/20/42	1,196,578
1,804,462		GNMA	4.500	03/20/42	1,982,643
2,108,545		GNMA	3.500	04/15/42	2,251,305
10,711,416		GNMA	3.500	05/20/42	11,389,111
3,166,258		GNMA	3.500	05/20/42	3,411,362
2,479,722		GNMA	4.000	05/20/42	2,666,017
5,221,821		GNMA	3.500	07/15/42	5,555,252
677,263	i	GNMA	1.875	07/20/42	698,942
134

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,509,183		GNMA	3.500%	07/20/42	$2,672,388
2,982,783		GNMA	3.000	08/20/42	3,141,242
10,428,651		GNMA	3.500	08/20/42	11,106,970
3,295,935		GNMA	3.500	08/20/42	3,551,079
1,998,139		GNMA	6.000	08/20/42	2,316,291
4,000,954		GNMA	3.500	10/20/42	4,261,196
4,304,692		GNMA	3.000	11/20/42	4,533,413
4,981,440		GNMA	3.000	12/20/42	5,245,826
3,487,096		GNMA	3.000	12/20/42	3,669,271
5,836,951		GNMA	3.000	01/15/43	6,137,219
3,065,171		GNMA	3.000	01/15/43	3,222,356
3,784,131		GNMA	3.000	01/20/43	3,984,813
3,675,703		GNMA	3.000	02/20/43	3,877,313
6,412,924		GNMA	3.000	02/20/43	6,752,564
1,268,109		GNMA	3.000	04/15/43	1,333,140
1,301,300		GNMA	5.000	04/20/43	1,415,486
2,620,373		GNMA	3.000	05/20/43	2,758,383
4,066,467		GNMA	3.000	06/20/43	4,280,445
7,598,308		GNMA	3.500	06/20/43	8,186,534
8,719,580		GNMA	3.000	07/20/43	9,178,020
4,200,768		GNMA	3.500	07/20/43	4,479,097
6,148,937		GNMA	3.500	09/20/43	6,554,686
2,519,417		GNMA	4.000	09/20/43	2,702,209
2,247,854		GNMA	4.000	10/20/43	2,410,281
1,161,467		GNMA	3.500	11/20/43	1,236,626
2,753,179		GNMA	4.000	11/20/43	2,951,909
2,281,394		GNMA	4.500	12/20/43	2,465,293
2,381,539		GNMA	4.500	01/20/44	2,573,511
3,025,084		GNMA	3.500	02/20/44	3,220,271
4,551,834		GNMA	4.000	02/20/44	4,879,657
4,656,322		GNMA	4.000	05/20/44	4,992,021
4,840,755		GNMA	4.000	06/20/44	5,189,245
13,203,146		GNMA	3.500	07/20/44	14,031,159
3,722,826		GNMA	4.500	10/20/44	4,022,917
9,607,602		GNMA	3.500	11/20/44	10,209,820
12,247,808		GNMA	3.000	12/20/44	12,849,492
31,683,888	h	GNMA	3.500	02/20/45	33,659,494
12,686,718		GNMA	3.000	04/20/45	13,309,964
13,159,383		GNMA	3.000	06/20/45	13,805,849
13,350,573		GNMA	3.000	07/20/45	14,006,431
29,307,813		GNMA	4.000	11/20/45	31,420,790
13,619,923		GNMA	3.000	12/20/45	14,289,013
13,233,492		GNMA	3.500	12/20/45	14,064,663
18,865,022		GNMA	4.000	04/20/46	20,241,269
9,729,128		GNMA	3.000	05/20/46	10,207,080
9,701,601		GNMA	3.500	05/20/46	10,318,516
14,791,609		GNMA	3.000	06/20/46	15,518,259
9,833,640		GNMA	3.500	06/20/46	10,461,668
19,949,651		GNMA	3.500	08/20/46	21,222,000
10,000,000	h	GNMA	3.000	09/20/46	10,491,258
		TOTAL MORTGAGE BACKED			1,929,410,215

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power	7.834	02/15/41	461,988
500,000		American Municipal Power	6.270	02/15/50	660,230
500,000		Bay Area Toll Authority	6.263	04/01/49	764,880
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$720,000	Central Puget Sound Regional Transit Authority	5.491%	11/01/39	$946,886
250,000	City of Chicago IL	7.375	01/01/33	277,080
300,000	City of Chicago IL	5.432	01/01/42	272,211
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,030,852
150,000	Colorado Bridge Enterprise	6.078	12/01/40	205,008
200,000	Commonwealth of Massachusetts	4.200	12/01/21	221,844
500,000	Commonwealth of Massachusetts	5.731	06/01/40	686,675
100,000	Commonwealth of Massachusetts	3.277	06/01/46	104,599
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	221,781
200,000	County of Clark NV	6.820	07/01/45	311,134
350,000	Denver City & County School District No	4.242	12/15/37	387,485
200,000	District of Columbia	5.591	12/01/34	263,522
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	111,726
200,000	Energy Northwest	2.814	07/01/24	208,710
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	524,170
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	203,746
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	207,720
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	216,582
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	193,262
28,529	Kentucky Asset Liability Commission	3.165	04/01/18	29,000
30,000	Los Angeles Unified School District	5.750	07/01/34	40,157
100,000	Massachusetts School Building Authority	5.715	08/15/39	137,963
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	218,372
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	139,050
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,353,873
650,000	Metropolitan Transportation Authority	7.336	11/15/39	1,032,778
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	634,325
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	337,482
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	672,270
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,197,955
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	524,550
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,522,180
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	893,232
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	402,127
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	763,980
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,252,218
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	685,670
600,000	New York State Dormitory Authority	5.289	03/15/33	752,436
130,000	New York State Dormitory Authority	5.628	03/15/39	171,696
545,000	New York State Dormitory Authority	5.600	03/15/40	739,467
400,000	New York State Urban Development Corp	5.838	03/15/40	527,884
100,000	Ohio State University	4.910	06/01/40	126,648
500,000	Ohio State University	3.798	12/01/46	543,240
200,000	Ohio State University	4.048	12/01/56	221,224
675,000	Ohio State Water Development Authority	4.879	12/01/34	806,166
750,000	Oregon School Boards Association	4.759	06/30/28	858,667
250,000	Oregon School Boards Association	5.680	06/30/28	314,117
100,000	Oregon State Department of Transportation	5.834	11/15/34	137,907
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	266,296
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	659,065
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	331,833
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,134,650
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	243,752
136

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Salt River Project Agricultural Improvement & Power District	4.839%	01/01/41	$128,532
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	1,036,112
500,000	South Carolina Public Service Authority	2.388	12/01/23	506,505
300,000	State of California	5.750	03/01/17	305,856
600,000	State of California	6.200	10/01/19	681,366
645,000	State of California	5.700	11/01/21	761,842
250,000	State of California	7.500	04/01/34	378,807
1,285,000	State of California	7.550	04/01/39	2,057,812
3,400,000	State of California	7.300	10/01/39	5,163,852
2,740,000	State of California	7.625	03/01/40	4,336,680
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	201,466
300,000	State of Connecticut	5.090	10/01/30	349,122
620,000	State of Connecticut	5.850	03/15/32	791,963
4,450,000	State of Illinois	5.100	06/01/33	4,289,800
1,295,000	State of Illinois	6.725	04/01/35	1,414,995
500,000	State of Illinois	5.650	12/01/38	500,305
500,000	State of Kansas Department of Transportation	4.596	09/01/35	602,495
300,000	State of Oregon	5.762	06/01/23	348,315
600,000	State of Texas	4.631	04/01/33	734,112
50,000	State of Texas	5.517	04/01/39	69,764
1,000,000	State of Texas	4.681	04/01/40	1,238,440
575,000	State of Texas Transportation Commission	5.028	04/01/26	698,901
500,000	State of Utah	3.539	07/01/25	555,970
200,000	State of Washington	5.090	08/01/33	252,846
604,000	State Public School Building Authority	5.000	09/15/27	659,399
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,107,596
300,000	Tennessee Valley Authority	1.750	10/15/18	305,060
750,000	Tennessee Valley Authority	3.875	02/15/21	831,970
750,000	Tennessee Valley Authority	2.875	09/15/24	811,710
500,000	Tennessee Valley Authority	5.880	04/01/36	726,828
500,000	Tennessee Valley Authority	5.500	06/15/38	706,242
300,000	Tennessee Valley Authority	3.500	12/15/42	328,368
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,225,116
300,000	Tennessee Valley Authority	4.250	09/15/65	358,109
500,000	University of California	1.796	07/01/19	506,210
200,000	University of California	5.770	05/15/43	265,600
200,000	University of California	3.931	05/15/45	209,620
200,000	University of California	4.131	05/15/45	219,868
860,000	University of California	4.858	05/15/12	945,338
200,000	University of California	4.767	05/15/15	218,414
100,000	University of Pennsylvania	4.674	09/01/12	115,001
300,000	University of Southern California	3.028	10/01/39	297,893
200,000	University of Southern California	5.250	10/01/11	263,765
700,000	University of Texas	4.794	08/15/46	883,757
200,000	University of Texas System	3.852	08/15/46	229,138
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	193,755
	TOTAL MUNICIPAL BONDS			68,968,936

U.S. TREASURY SECURITIES - 35.1%
9,000,000	United States Treasury Bond	5.250	11/15/28	12,473,082
26,060,000	United States Treasury Bond	5.250	02/15/29	36,274,295
16,250,000	United States Treasury Bond	4.500	02/15/36	22,908,064
4,644,000	United States Treasury Bond	4.375	02/15/38	6,490,171
36,983,000	United States Treasury Bond	3.500	02/15/39	45,903,706
137

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$850,000	United States Treasury Bond	4.375%	11/15/39	$1,187,941
12,585,000	United States Treasury Bond	3.875	08/15/40	16,456,851
11,185,000	United States Treasury Bond	4.250	11/15/40	15,437,481
26,350,000	United States Treasury Bond	4.375	05/15/41	37,099,983
10,000,000	United States Treasury Bond	3.750	08/15/41	12,880,860
4,300,000	United States Treasury Bond	3.125	11/15/41	5,018,569
4,550,000	United States Treasury Bond	3.125	02/15/42	5,313,545
10,000,000	United States Treasury Bond	3.000	05/15/42	11,430,860
10,000,000	United States Treasury Bond	2.750	08/15/42	10,928,120
4,000,000	United States Treasury Bond	2.750	11/15/42	4,367,188
10,250,000	United States Treasury Bond	2.875	05/15/43	11,445,570
6,500,000	United States Treasury Bond	3.625	08/15/43	8,298,673
2,000,000	United States Treasury Bond	3.750	11/15/43	2,610,468
7,615,000	United States Treasury Bond	3.625	02/15/44	9,724,888
2,500,000	United States Treasury Bond	3.375	05/15/44	3,058,985
14,000,000	United States Treasury Bond	3.125	08/15/44	16,390,934
16,750,000	United States Treasury Bond	3.000	11/15/44	19,159,772
16,000,000	United States Treasury Bond	2.500	02/15/45	16,586,880
22,000,000	United States Treasury Bond	3.000	05/15/45	25,161,642
16,000,000	United States Treasury Bond	2.875	08/15/45	17,876,880
10,750,000	United States Treasury Bond	3.000	11/15/45	12,304,547
22,000,000	United States Treasury Bond	2.500	02/15/46	22,812,966
27,000,000	United States Treasury Bond	2.500	05/15/46	28,035,693
10,000,000	United States Treasury Bond	2.250	08/15/46	9,850,390
173,000	United States Treasury Note	4.625	11/15/16	173,896
278,400	United States Treasury Note	7.500	11/15/16	280,775
45,300,000	United States Treasury Note	0.875	01/31/17	45,381,812
61,750,000	United States Treasury Note	0.750	10/31/17	61,786,186
31,000,000	United States Treasury Note	0.750	02/28/18	31,008,463
7,862,000	United States Treasury Note	2.375	05/31/18	8,071,145
15,000,000	United States Treasury Note	1.375	07/31/18	15,162,885
13,065,000	United States Treasury Note	2.250	07/31/18	13,415,103
40,350,000	United States Treasury Note	1.500	08/31/18	40,892,223
22,000,000	United States Treasury Note	1.375	09/30/18	22,247,500
28,000,000	United States Treasury Note	1.250	10/31/18	28,252,644
33,500,000	United States Treasury Note	1.250	11/30/18	33,807,530
25,000,000	United States Treasury Note	1.500	12/31/18	25,374,025
25,000,000	United States Treasury Note	1.500	01/31/19	25,382,800
10,000,000	United States Treasury Note	0.750	02/15/19	9,980,470
2,802,400	United States Treasury Note	2.750	02/15/19	2,929,164
30,000,000	United States Treasury Note	1.500	02/28/19	30,466,410
36,000,000	United States Treasury Note	1.625	03/31/19	36,682,020
40,750,000	United States Treasury Note	1.500	05/31/19	41,428,121
40,000,000	United States Treasury Note	1.625	06/30/19	40,807,800
18,000,000	United States Treasury Note	1.625	07/31/19	18,372,654
50,500,000	United States Treasury Note	1.625	08/31/19	51,561,308
38,500,000	United States Treasury Note	1.750	09/30/19	39,457,995
29,000,000	United States Treasury Note	1.500	10/31/19	29,506,369
57,000,000	United States Treasury Note	1.500	11/30/19	57,993,054
33,500,000	United States Treasury Note	1.625	12/31/19	34,215,794
36,500,000	United States Treasury Note	1.250	01/31/20	36,833,647
78,500,000	United States Treasury Note	1.375	02/29/20	79,518,067
5,000,000	United States Treasury Note	1.375	03/31/20	5,065,430
20,000,000	United States Treasury Note	1.375	04/30/20	20,260,940
50,000,000	United States Treasury Note	1.500	05/31/20	50,859,400
45,000,000	United States Treasury Note	1.625	06/30/20	45,982,620
138

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$22,500,000	United States Treasury Note	1.625%	07/31/20	$22,989,555
4,000,000	United States Treasury Note	2.000	07/31/20	4,141,248
5,342,000	United States Treasury Note	2.625	08/15/20	5,657,931
34,000,000	United States Treasury Note	1.375	08/31/20	34,415,718
30,000,000	United States Treasury Note	1.375	09/30/20	30,357,420
6,000,000	United States Treasury Note	2.000	09/30/20	6,216,798
40,000,000	United States Treasury Note	1.375	10/31/20	40,465,640
50,000,000	United States Treasury Note	1.625	11/30/20	51,084,000
5,000,000	United States Treasury Note	2.000	11/30/20	5,183,010
25,000,000	United States Treasury Note	1.750	12/31/20	25,667,975
48,500,000	United States Treasury Note	1.375	01/31/21	49,030,493
5,900,000	United States Treasury Note	3.625	02/15/21	6,527,335
16,000,000	United States Treasury Note	1.125	02/28/21	16,010,624
10,000,000	United States Treasury Note	2.000	02/28/21	10,371,480
50,000,000	United States Treasury Note	1.250	03/31/21	50,261,700
55,000,000	United States Treasury Note	1.375	04/30/21	55,580,085
65,000,000	United States Treasury Note	1.375	05/31/21	65,710,970
25,000,000	United States Treasury Note	1.125	06/30/21	24,972,650
39,000,000	United States Treasury Note	1.125	07/31/21	38,946,687
27,610,000	United States Treasury Note	2.125	08/15/21	28,834,117
40,000,000	United States Treasury Note	1.125	08/31/21	39,962,480
30,000,000	United States Treasury Note	1.125	09/30/21	29,960,160
2,070,000	United States Treasury Note	2.000	11/15/21	2,150,697
13,379,100	United States Treasury Note	8.000	11/15/21	17,898,199
5,000,000	United States Treasury Note	1.750	02/28/22	5,130,860
3,000,000	United States Treasury Note	1.750	03/31/22	3,077,814
10,500,000	United States Treasury Note	1.625	11/15/22	10,677,597
12,000,000	United States Treasury Note	2.500	08/15/23	12,859,224
11,000,000	United States Treasury Note	1.375	08/31/23	10,969,497
13,000,000	United States Treasury Note	2.750	11/15/23	14,170,000
26,000,000	United States Treasury Note	2.500	05/15/24	27,948,986
55,005,000	United States Treasury Note	2.250	11/15/24	58,099,031
14,000,000	United States Treasury Note	2.000	02/15/25	14,504,770
37,000,000	United States Treasury Note	2.125	05/15/25	38,705,478
37,000,000	United States Treasury Note	2.000	08/15/25	38,315,239
30,000,000	United States Treasury Note	2.250	11/15/25	31,687,500
44,500,000	United States Treasury Note	1.625	02/15/26	44,609,515
30,000,000	United States Treasury Note	1.625	05/15/26	30,058,590
15,000,000	United States Treasury Note	1.500	08/15/26	14,864,655
	TOTAL U.S. TREASURY SECURITIES			2,448,722,982

	TOTAL GOVERNMENT BONDS			4,914,959,162
	(Cost $4,752,291,081)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.8%
266,560	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	267,037
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	503,599
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	151,226
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,048,945
	Series - 2015 1 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	501,802
	Series - 0 1 (Class D)
139

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Capital One Multi-Asset Execution Trust	1.480%	07/15/20	$1,004,368
		Series - 2014 A5 (Class A)
660,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	688,904
		Series - 2007 A7 (Class A7)
1,000,000		CarMax Auto Owner Trust	1.520	02/16/21	1,006,276
		Series - 2016 2 (Class A3)
316,848		CenterPoint Energy Transition	3.460	08/15/19	323,034
		Series - 0 1 (Class A2)
500,000		CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	536,047
		Series - 2005 A (Class A5)
600,000		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	612,038
		Series - 2012 1 (Class A2)
395,000		Chase Issuance Trust	1.010	10/15/18	395,036
		Series - 2013 A8 (Class A8)
1,000,000		Chase Issuance Trust	1.150	01/15/19	1,000,600
		Series - 2014 A1 (Class A)
1,000,000		Chase Issuance Trust	2.770	03/15/23	1,055,318
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/16/24	1,016,216
		Series - 2012 A7 (Class A7)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	783,005
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	327,628
		Series - 2008 A1 (Class A1)
1,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,022,504
		Series - 2014 A6 (Class A6)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,117,720
		Series - 0 A1 (Class A1)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,297,142
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	1,021,219
		Series - 2014 A4 (Class A4)
3,000,000		Discover Card Master Trust	5.650	03/16/20	3,128,813
		Series - 2007 A1 (Class A1)
143,997		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	145,440
		Series - 2010 K007 (Class A1)
2,415,621		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	2,416,294
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,105,058
		Series - 2012 K023 (Class A2)
402,044		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	415,853
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	522,073
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	525,684
		Series - 2013 K027 (Class A2)
87,664		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	90,568
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,232,405
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	553,632
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,662,002
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,231,520
		Series - 2015 K045 (Class A2)
140

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$820,000		Ford Credit Auto Owner Trust	1.320%	01/15/19	$819,025
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	502,635
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,903,740
		Series - 2012 6 (Class A)
1,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	1,005,181
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	228,075
		Series - 2014 B (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	2,014,022
		Series - 2015 B (Class C)
950,000		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	952,194
		Series - 2016 1 (Class A3)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,066,327
		Series - 2015 C22 (Class A4)
1,000,000		Nissan Auto Receivables Owner Trust	1.180	01/15/21	1,000,078
		Series - 2016 C (Class A3)
5,380	i	Residential Asset Securities Corp	6.489	10/25/30	5,483
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	15,685
		Series - 2006 HI1 (Class M2)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	200,573
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,511,424
		Series - 2013 2013-1 (Class D)
184,423		Santander Drive Auto Receivables Trust	1.950	03/15/19	184,908
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,014,934
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	578,337
		Series - 2014 5 (Class C)
32,244		Toyota Auto Receivables Owner Trust	0.670	12/15/17	32,226
		Series - 2014 A (Class A3)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,150
		Series - 2010 VNO (Class A2FX)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,068,132
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			52,828,135

OTHER MORTGAGE BACKED - 1.4%
1,558	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	1,556
		Series - 2006 3 (Class A4)
79,562		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	79,500
		Series - 2006 6 (Class A4)
454,850		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	454,577
		Series - 2006 PW14 (Class A4)
142,544	i	Bear Stearns Commercial Mortgage Securities	5.910	06/11/40	144,757
		Series - 2007 PW16 (Class A4)
899,807	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	924,511
		Series - 2007 PW17 (Class A4)
463,765		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	477,660
		Series - 2007 PW18 (Class A4)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	754,411
		Series - 2013 2013-GC11 (Class A2)
141

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,053,000		Citigroup Commercial Mortgage Trust	3.422%	04/10/46	$1,113,951
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	283,313
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	542,132
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,048,086
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,050,047
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,086,794
		Series - 2016 GC36 (Class A5)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	525,886
		Series - 2016 GC37 (Class AS)
617,082	i	Citigroup Commercial Mortgage Trust	6.333	12/10/49	636,341
		Series - 2008 2008-C7 (Class A4)
252,278		Citigroup Commercial Mortgage Trust	5.322	12/11/49	253,355
		Series - 2007 2007-CD4 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,061,998
		Series - 2013 CR13 (Class A2)
219,997		COMM Mortgage Trust	2.256	12/10/44	220,291
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	630,006
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	516,206
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	752,685
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	418,575
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	555,543
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,114,420
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	561,032
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,028,587
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	551,128
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	998,578
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,111,736
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,093,569
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,081,426
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,085,551
		Series - 2014 CR20 (Class A4)
1,000,000		COMM Mortgage Trust	4.339	12/10/47	1,098,275
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.405	02/10/48	1,037,921
		Series - 2015 LC19 (Class C)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,071,070
		Series - 2015 CR24 (Class A4)
142

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		COMM Mortgage Trust	3.759%	08/10/48	$1,097,690
		Series - 2015 CR25 (Class A4)
231,194	i	COMM Mortgage Trust	6.007	12/10/49	236,571
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.296	12/10/49	307,905
		Series - 2008 LS1 (Class ASM)
1,500,000		COMM Mortgage Trust	3.221	10/10/53	1,583,284
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/53	1,643,672
		Series - 2015 LC23 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,079,424
		Series - 2016 C1 (Class A2)
2,000,000		DBJPM	3.276	05/10/49	2,128,353
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,060,530
		Series - 2016 C1 (Class AM)
334,648		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	335,140
		Series - 2007 GG9 (Class A4)
1,576,046		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,617,678
		Series - 2007 GG11 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	451,068
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	314,037
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	315,127
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	853,879
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,874,662
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	538,327
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	213,076
		Series - 0 GCJ7 (Class B)
194,138		GS Mortgage Securities Trust	1.840	02/10/46	195,128
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	528,217
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	555,433
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	204,080
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,114,385
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,606,196
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,994,910
		Series - 2015 GC28 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	99,502
		Series - 2009 IWST (Class A2)
9,932		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	9,928
		Series - 2004 LN2 (Class A2)
1,604		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,602
		Series - 2006 CB17 (Class A4)
17,265	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.116	04/17/45	17,240
		Series - 2006 LDP7 (Class AM)
143

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.364%	05/15/45	$323,033
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	321,137
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	552,880
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	502,878
		Series - 2013 LC11 (Class A2)
449,152		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	491,850
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	559,305
		Series - 2013 C16 (Class A4)
415,545		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	415,610
		Series - 2006 LDP9 (Class A3)
571,118		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	574,021
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	427,637
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	312,508
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	530,102
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	601,893
		Series - 2013 C10 (Class AS)
808,740	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	06/15/49	819,869
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	545,841
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,558,322
		Series - 2014 C24 (Class A2)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	1,053,215
		Series - 2015 C28 (Class A4)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,192,775
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,083,127
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	546,236
		Series - 2016 C1 (Class AS)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	185,990
		Series - 2006 C6 (Class AJ)
545,409		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	548,001
		Series - 2007 C1 (Class A4)
478,066		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	482,016
		Series - 2007 C2 (Class A3)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	620,582
		Series - 2007 C6 (Class AM)
288,328	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	298,676
		Series - 2007 C7 (Class A3)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	168,145
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	62,894
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	793,237
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	524,684
		Series - 2013 2013-C9 (Class AS)
144

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708%	05/15/46	$252,088
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	217,266
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	411,986
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	604,155
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,343,766
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,217,846
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,722,216
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,094,778
		Series - 2015 C24 (Class A4)
557,849		Morgan Stanley Capital I Trust	5.364	03/15/44	561,208
		Series - 2007 IQ13 (Class A4)
665,936		Morgan Stanley Capital I Trust	5.569	12/15/44	682,436
		Series - 2007 HQ13 (Class A3)
46,351		Morgan Stanley Capital I Trust	2.111	03/15/45	46,479
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,331,355
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I Trust	5.692	04/15/49	1,566,871
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I Trust	5.544	11/12/49	206,658
		Series - 2007 T25 (Class AM)
1,288,151		Morgan Stanley Capital I Trust	5.809	12/12/49	1,324,538
		Series - 2007 IQ16 (Class A4)
107,544		Morgan Stanley Capital I Trust	4.770	07/15/56	107,211
		Series - 0 IQ9 (Class AJ)
105,683	i	TIAA Seasoned Commercial Mortgage Trust	5.483	08/15/39	106,700
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,585,274
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	529,952
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,078,099
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	426,918
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	108,731
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	100,638
		Series - 2007 2007-C30 (Class A5)
709,036		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	721,973
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	299,692
		Series - 2006 2006-C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.158	02/15/51	205,235
		Series - 2007 2007-C33 (Class A5)
1,044,679	i	Wachovia Bank Commercial Mortgage Trust	6.158	02/15/51	1,057,644
		Series - 2007 2007-C33 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,174,761
		Series - 2015 C31 (Class A4)
145

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Wells Fargo Commercial Mortgage Trust	2.652%	08/15/49	$2,033,723
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	506,324
		Series - 2016 BNK1 (Class B)
250,000	i	WF-RBS Commercial Mortgage Trust	4.991	06/15/45	272,709
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	422,036
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	806,841
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	638,939
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	530,878
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,122,339
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,186,010
		Series - 2014 C20 (Class A3)
1,555		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	1,555
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	530,644
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			100,577,454

		TOTAL STRUCTURED ASSETS			153,405,589
		(Cost $149,583,948)

		TOTAL BONDS			6,922,661,787
		(Cost $6,667,316,020)

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.8%
36,400,000		Federal Home Loan Bank (FHLB)	0.210	10/21/16	36,396,542
7,950,000		FHLB	0.270	10/24/16	7,949,117
13,600,000		FHLB	0.100	10/03/16	13,600,000
		TOTAL GOVERNMENT AGENCY DEBT			57,945,659

TREASURY DEBT - 0.9%
19,800,000		United States Treasury Bill	0.242	10/06/16	19,799,822
42,990,000		United States Treasury Bill	0.210	10/20/16	42,986,432
		TOTAL TREASURY DEBT			62,786,254

		TOTAL SHORT-TERM INVESTMENTS			120,731,913
		(Cost $120,728,876)

		TOTAL INVESTMENTS - 101.0%			7,043,393,700
		(Cost $6,788,044,896)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(68,933,255)
		NET ASSETS - 100.0%			$6,974,460,445

146

TIAA-CREF FUNDS - Bond Index Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $37,315,616 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
147

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.8%

AUTOMOBILES & COMPONENTS - 0.2%
$1,965,000	i	Dealer Tire LLC	5.500%	12/22/21	$1,979,737
3,863,246	i	Gates Global LLC	4.250	07/06/21	3,801,782
		TOTAL AUTOMOBILES & COMPONENTS			5,781,519

CAPITAL GOODS - 0.2%
350,000	i	Aspen Merger Sub, Inc	5.250	09/27/23	352,041
965,256	i	CHI Overhead Doors, Inc	4.500	07/31/22	965,256
1,044,231	i	Manitowoc Foodservice, Inc	5.750	03/03/23	1,055,978
997,213	i	Novolex	6.000	12/05/21	1,002,828
1,387,154	i	Plaze, Inc	5.250	07/29/22	1,387,154
2,548,910	i	TransDigm, Inc	3.750	06/09/23	2,548,120
		TOTAL CAPITAL GOODS			7,311,377

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
194,841	i	AECOM Technology Corp	3.750	10/15/21	195,774
2,383,213	i	Connolly Corp	4.500	05/14/21	2,381,235
525,000	i	Donnelley Financial Solutions, Inc	5.000	09/26/23	526,313
496,689	h,i	USAGM HoldCo LLC	5.500	07/28/22	497,464
2,503,311	i	USAGM HoldCo LLC	5.500	07/28/22	2,507,216
1,159,678	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	1,159,678
203,095	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	203,095
2,089,500	i	XPO Logistics, Inc	4.250	10/30/21	2,100,386
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,571,161

CONSUMER DURABLES & APPAREL - 0.1%
1,488,035	i	Academy Ltd	5.000	07/01/22	1,452,322
997,500	i	FullBeauty Brands Holdings Corp	5.750	10/14/22	944,303
1,404,177	i	Otter Products LLC	5.750	06/03/20	1,242,697
		TOTAL CONSUMER DURABLES & APPAREL			3,639,322

CONSUMER SERVICES - 0.7%
4,900,000	i	Jackson Hewitt Tax Service, Inc	8.000	07/30/20	4,753,000
3,350,031	i	Knowledge Universe Education LLC	6.000	08/13/22	3,357,569
1,500,000	i	Monitronics International, Inc	6.500	09/22/22	1,493,445
1,047,375	i	Prime Security Services Borrower LLC	4.750	05/02/22	1,056,864
2,939,885	i	Scientific Games International, Inc	6.000	10/18/20	2,948,146
6,032,519	i	Spin Holdco, Inc	4.250	11/14/19	6,000,848
2,930,019	i	Sterling Midco Holdings, Inc	5.750	06/20/22	2,915,369
		TOTAL CONSUMER SERVICES			22,525,241

DIVERSIFIED FINANCIALS - 0.1%
3,973,155	i	TransUnion LLC	3.588	04/09/21	3,983,088
		TOTAL DIVERSIFIED FINANCIALS			3,983,088
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 0.1%
$1,435,000	i	California Resources Corp	11.375%	12/31/21	$1,505,860
1,984,615	i	Dynegy, Inc	4.000	04/23/20	1,989,934
225,000	h	Veritiv	6.000	12/31/23	225,000
		TOTAL ENERGY			3,720,794

FOOD & STAPLES RETAILING - 0.2%
2,600,775	i	Albertsons LLC	4.500	08/22/21	2,619,682
114,286	i	Albertsons LLC	4.750	06/22/23	115,377
1,600,000	i	Give & Go Prepared Foods Corp	6.500	07/29/23	1,591,008
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,001,880
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,501,875
		TOTAL FOOD & STAPLES RETAILING			6,829,822

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,209,533	i	Capsugel Holdings US, Inc	4.000	07/31/21	1,215,327
2,644,150	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,656,048
990,000	i	Greatbatch Ltd	5.250	10/27/22	975,774
337,500	i	inVentiv Health, Inc	4.750	10/31/23	338,202
2,410,513	i	Kinetic Concepts, Inc	5.000	11/04/20	2,427,989
1,989,962	i	Onex Schumacher Finance LP	5.000	07/29/22	1,994,101
997,506	i	Precyse Acquisition Corp	6.500	10/20/22	1,003,741
1,125,000	h	Press Ganey Holdings, Inc	4.250	12/31/23	1,099,688
3,290,025	i	VCVH Holding Corp	6.000	06/01/23	3,267,423
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			14,978,293

INSURANCE - 0.3%
3,840,016	i	Acrisure LLC	6.500	05/19/22	3,847,235
1,496,250	i	AssuredPartners, Inc	5.750	10/21/22	1,502,325
1,100,000	i	Asurion LLC	8.500	03/03/21	1,092,663
1,619,595	i	Asurion LLC	5.000	05/24/19	1,624,324
2,174,210	i	USI, Inc	4.250	12/27/19	2,175,841
		TOTAL INSURANCE			10,242,388

MATERIALS - 0.2%
800,000	i	American Builders & Contractors Supply Co, Inc	3.500	09/23/23	802,200
698,250	i	GCP Applied Technologies, Inc	4.000	02/03/22	705,232
800,000	i	Solenis International LP	7.750	07/29/22	780,000
3,929,263	i	Tronox Pigments BV	4.500	03/19/20	3,885,059
750,000	i	Versum Materials, Inc	3.250	09/20/23	753,128
		TOTAL MATERIALS			6,925,619

MEDIA - 0.5%
4,050,397	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	4,048,696
8,013	i	Creative Artists Agency LLC	5.000	12/17/21	8,056
3,156,925	i	Creative Artists Agency LLC	5.000	12/17/21	3,174,036
487,500	i	Match Group, Inc	5.500	11/16/22	489,937
2,369,063	i	Neptune Finco Corp	5.000	10/09/22	2,371,526
750,000	i	Nexstar Broadcasting, Inc	3.000	10/31/23	753,435
1,593,325	i	Time, Inc	4.250	04/26/21	1,591,333
1,958,188	i	Univision Communications, Inc	4.000	03/01/20	1,961,556
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,346,642	i	Virgin Media Investment Holdings Ltd	3.649%	06/30/23	$1,352,002
		TOTAL MEDIA			15,750,577

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,144,625	i	NBTY, Inc	5.000	05/05/23	2,152,946
165,897	i	Valeant Pharmaceuticals International, Inc	5.500	04/01/22	166,328
1,495,750	i	Vizient, Inc	6.250	02/13/23	1,511,650
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,830,924

REAL ESTATE - 0.2%
6,865,125	i	DTZ US Borrower LLC	4.250	11/04/21	6,867,253
323,375	i	MGM Growth Properties LLC	4.000	04/25/23	326,104
		TOTAL REAL ESTATE			7,193,357

RETAILING - 0.2%
1,194,000	i	CNT Holdings III Corp	5.250	01/22/23	1,200,471
997,309	i	Men’s Wearhouse, Inc	4.500	06/18/21	986,718
2,987,412	i	PetSmart, Inc	4.250	03/11/22	2,990,847
		TOTAL RETAILING			5,178,036

SOFTWARE & SERVICES - 0.6%
2,700,000	i	DTI Holdco, Inc	6.250	09/23/23	2,675,241
2,050,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	1,230,000
1,918,444	i	IMS Health, Inc	3.500	03/17/21	1,922,550
1,262,566	i	Infor US, Inc	3.750	06/03/20	1,254,359
2,141,344	i	Mitchell International, Inc	4.500	10/13/20	2,138,218
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,925,000
2,197,142		ProQuest LLC	5.750	10/24/21	2,197,142
991,892	i	ProQuest LLC	5.750	10/24/21	991,892
333,890	i	SS&C Technologies Holdings Europe SARL	4.002	07/08/22	336,187
2,686,803	i	SS&C Technologies Holdings, Inc	4.002	07/08/22	2,705,288
		TOTAL SOFTWARE & SERVICES			18,375,877

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
3,373,596	i	Avago Technologies Cayman Finance Ltd	3.524	02/01/23	3,412,021
3,019,500	i	CommScope, Inc	3.750	12/29/22	3,044,985
1,713,269	i	MKS Instruments, Inc	4.250	04/29/23	1,731,824
1,965,125	i	Sensata Technologies BV	3.000	10/14/21	1,972,141
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,160,971

TELECOMMUNICATION SERVICES - 0.0%
552,080	i	Internap Network Services Corp	7.000	11/26/19	521,716
		TOTAL TELECOMMUNICATION SERVICES			521,716

		TOTAL BANK LOAN OBLIGATIONS			156,520,082
		(Cost $156,407,501)

BONDS - 91.2%

CORPORATE BONDS - 36.1%

AUTOMOBILES & COMPONENTS - 0.9%

150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$350,000
720,000	g	Allison Transmission, Inc	5.000	10/01/24	736,488
1,900,000	g	BMW US Capital LLC	2.000	04/11/21	1,921,377
1,150,000	g	BMW US Capital LLC	2.800	04/11/26	1,175,439
950,000		Delphi Automotive plc	3.150	11/19/20	983,721
625,000		Delphi Automotive plc	4.400	10/01/46	637,061
1,000,000		Ford Motor Co	7.450	07/16/31	1,323,700
1,500,000		Ford Motor Co	4.750	01/15/43	1,563,621
1,297,000	g	Gates Global LLC	6.000	07/15/22	1,232,150
2,575,000		General Motors Co	3.500	10/02/18	2,647,249
1,350,000		General Motors Co	6.600	04/01/36	1,627,186
1,975,000		General Motors Co	6.750	04/01/46	2,481,471
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	821,000
1,075,000	g	Hyundai Capital America	2.000	07/01/19	1,080,865
2,000,000	g	Hyundai Capital America	2.750	09/27/26	1,976,646
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	252,500
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	252,343
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	251,250
1,450,000		Magna International, Inc	3.625	06/15/24	1,524,978
2,000,000	g	Schaeffler Finance BV	4.750	05/15/21	2,071,000
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,914,750
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	178,080
600,000		Tenneco, Inc	5.000	07/15/26	608,250
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	185,063
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	367,500
		TOTAL AUTOMOBILES & COMPONENTS			28,163,688

BANKS - 4.5%
1,350,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	1,351,871
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,584,375
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,105,000
1,900,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	1,844,805
1,250,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,303,125
900,000		Bancolombia S.A.	5.950	06/03/21	993,105
650,000		Bank of America Corp	5.300	03/15/17	661,363
25,000		Bank of America Corp	6.000	09/01/17	25,995
5,000,000		Bank of America Corp	1.950	05/12/18	5,027,540
1,000,000		Bank of America Corp	5.490	03/15/19	1,080,376
2,150,000		Bank of America Corp	3.875	08/01/25	2,298,219
1,925,000		Bank of America Corp	4.750	04/21/45	2,063,252
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,003,971
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	961,856
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,305,894
1,550,000		Barclays plc	3.650	03/16/25	1,529,483
900,000	g	BNP Paribas S.A.	4.375	05/12/26	930,294
375,000		Branch Banking & Trust Co	2.300	10/15/18	381,364
375,000	g,i	Caixa Economica Federal	7.250	07/23/24	355,312
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,995,608
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,418,735
300,000		Capital One Bank USA NA	3.375	02/15/23	308,263
8,975,000		Citigroup, Inc	1.300	11/15/16	8,976,732
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,075,000		Citigroup, Inc	4.125%	07/25/28	$8,242,217
575,000		Citizens Bank NA	2.550	05/13/21	585,276
475,000		Citizens Financial Group, Inc	2.375	07/28/21	476,698
1,125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,266,223
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,768,971
4,125,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,134,372
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,172,215
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,088,996
5,000,000		Deutsche Bank AG	1.875	02/13/18	4,856,550
400,000		Discover Bank	3.100	06/04/20	411,519
1,206,000		Discover Bank	3.200	08/09/21	1,244,307
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,440,872
500,000	g	HSBC Bank plc	4.125	08/12/20	536,024
2,050,000		HSBC Holdings plc	2.950	05/25/21	2,079,389
2,225,000		HSBC Holdings plc	2.650	01/05/22	2,217,606
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,598,065
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,701,928
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,016,659
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,004,047
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,282,323
700,000		JPMorgan Chase & Co	2.700	05/18/23	707,445
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,266,665
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	2,053,896
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	4,089,128
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	402,000
775,000		KeyBank NA	2.500	12/15/19	794,700
675,000		Lloyds Banking Group plc	3.100	07/06/21	689,698
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	788,817
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,220,429
1,175,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,275,235
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,754,227
2,650,000		National Australia Bank Ltd	2.500	07/12/26	2,605,162
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,044,250
900,000	g	PKO Finance AB	4.630	09/26/22	971,531
1,675,000		PNC Bank NA	2.200	01/28/19	1,701,765
2,025,000		PNC Bank NA	2.250	07/02/19	2,063,756
3,500,000		PNC Bank NA	2.600	07/21/20	3,610,954
3,000,000		PNC Bank NA	2.950	01/30/23	3,089,886
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,681,158
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	847,875
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,085,467
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,028,096
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,528,526
2,650,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	2,617,572
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,404,923
575,000		SunTrust Banks, Inc	2.750	05/01/23	583,245
2,700,000		Toronto-Dominion Bank	2.500	12/14/20	2,776,607
475,000	i	Toronto-Dominion Bank	3.625	09/15/31	476,735
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,029,300
1,000,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	977,307
500,000		Union Bank NA	2.125	06/16/17	503,563
400,000		UnionBanCal Corp	3.500	06/18/22	424,305
1,700,000		Westpac Banking Corp	2.000	08/19/21	1,699,096
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,275,000		Westpac Banking Corp	2.700%	08/19/26	$2,265,024
		TOTAL BANKS			148,689,138

CAPITAL GOODS - 0.8%
1,300,000		Anixter, Inc	5.125	10/01/21	1,360,125
500,000	g	Cloud Crane LLC	10.125	08/01/24	518,750
150,000		Eaton Corp	4.000	11/02/32	160,955
1,025,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,030,125
2,275,000		General Dynamics Corp	2.125	08/15/26	2,240,006
1,525,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,543,757
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	954,518
250,000	g	LafargeHolcim Finance US LLC	3.500	09/22/26	254,240
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,729,181
1,025,000		Lockheed Martin Corp	3.550	01/15/26	1,108,271
750,000		Manitowoc Foodservice, Inc	9.500	02/15/24	855,000
2,250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,269,991
631,403	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	116,809
641,625	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	118,701
2,250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	2,233,089
2,250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	2,223,641
1,150,000	g	Siemens Financieringsmaatschappij NV	3.300	09/15/46	1,123,920
1,000,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	1,002,500
1,790,000	g	Stena AB	7.000	02/01/24	1,476,750
475,000		Textron, Inc	3.875	03/01/25	500,596
2,350,000		Timken Co	3.875	09/01/24	2,369,538
425,000	g	TransDigm, Inc	6.375	06/15/26	440,938
1,570,000	g	TSMC Global Ltd	1.625	04/03/18	1,572,382
		TOTAL CAPITAL GOODS			27,203,783

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
125,000		21st Century Fox America, Inc	7.625	11/30/28	172,726
90,000		21st Century Fox America, Inc	6.550	03/15/33	115,486
575,000		21st Century Fox America, Inc	6.900	08/15/39	773,638
750,000		AECOM	5.750	10/15/22	787,732
3,150,000		AECOM	5.875	10/15/24	3,354,750
1,200,000		Air Lease Corp	3.875	04/01/21	1,269,000
471,000		Clean Harbors, Inc	5.250	08/01/20	485,130
1,975,000		Clean Harbors, Inc	5.125	06/01/21	2,024,375
5,325,000	g	Daimler Finance North America LLC	2.000	07/06/21	5,334,281
2,475,000		Equifax, Inc	3.250	06/01/26	2,551,666
1,000,000	g	Herc Rentals, Inc	7.500	06/01/22	1,035,000
1,000,000	g	Herc Rentals, Inc	7.750	06/01/24	1,027,500
3,000,000	g	Iron Mountain, Inc	6.000	10/01/20	3,165,000
550,000		Quest Diagnostics, Inc	3.450	06/01/26	573,459
670,000		Republic Services, Inc	3.800	05/15/18	695,997
1,525,000		Republic Services, Inc	3.200	03/15/25	1,597,026
375,000		Republic Services, Inc	2.900	07/01/26	380,441
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,092,500
325,000		RR Donnelley & Sons Co	7.000	02/15/22	337,187
675,000		RR Donnelley & Sons Co	6.500	11/15/23	680,063
975,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	794,625
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,460,625
2,550,000		Waste Management, Inc	2.900	09/15/22	2,676,434
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,325,000		Waste Management, Inc	2.400%	05/15/23	$1,341,140
475,000		Waste Management, Inc	3.900	03/01/35	507,482
550,000		Waste Management, Inc	4.100	03/01/45	604,282
3,400,000	g	XPO Logistics, Inc	6.500	06/15/22	3,557,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			38,394,795

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,145,000
1,800,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,907,341
325,000	g	Hanesbrands, Inc	4.625	05/15/24	333,531
2,000,000		KB Home	4.750	05/15/19	2,042,500
4,000,000		Lennar Corp	4.750	04/01/21	4,260,000
725,000		Newell Rubbermaid, Inc	3.150	04/01/21	755,401
625,000		Newell Rubbermaid, Inc	3.900	11/01/25	660,909
1,275,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,389,444
600,000		PulteGroup, Inc	5.500	03/01/26	630,000
225,000		Whirlpool Corp	3.700	03/01/23	239,799
		TOTAL CONSUMER DURABLES & APPAREL			13,363,925

CONSUMER SERVICES - 0.9%
1,825,000		ADT Corp	6.250	10/15/21	1,984,687
1,035,000		ADT Corp	3.500	07/15/22	996,187
4,000,000		Amherst College	4.100	11/01/45	4,527,676
1,500,000	g	Aramark Services, Inc	5.125	01/15/24	1,560,000
1,000,000	g	Aramark Services, Inc	4.750	06/01/26	1,005,000
600,000	g	Boyd Gaming Corp	6.375	04/01/26	643,500
150,000		GLP Capital LP	4.375	04/15/21	157,875
600,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	612,000
1,230,000	g	International Game Technology	5.625	02/15/20	1,305,337
1,070,000	g	International Game Technology	6.250	02/15/22	1,138,887
2,070,000	g	International Game Technology	6.500	02/15/25	2,230,425
1,500,000		MGM Resorts International	6.750	10/01/20	1,680,000
600,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	603,000
4,850,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	5,286,500
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,165,488
1,100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,287,877
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	1,057,500
1,000,000		Scientific Games International, Inc	10.000	12/01/22	925,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,365,038
		TOTAL CONSUMER SERVICES			30,531,977

DIVERSIFIED FINANCIALS - 4.1%
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,102,500
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,105,000
875,000		American Express Centurion Bank	6.000	09/13/17	912,610
950,000		American Honda Finance Corp	2.300	09/09/26	948,447
4,000,000	g,i	Armor Re Ltd	4.724	12/15/16	4,010,800
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,956,000
275,000		Bank of New York Mellon Corp	5.450	05/15/19	302,121
2,050,000		Bank of New York Mellon Corp	2.500	04/15/21	2,106,953
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,384,303
1,225,000		Credit Suisse	2.300	05/28/19	1,240,175
4,075,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,130,416
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750%	03/26/25	$2,311,276
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,572,000
1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,108,759
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,515,842
2,050,000		Ford Motor Credit Co LLC	2.551	10/05/18	2,079,983
3,600,000		Ford Motor Credit Co LLC	3.200	01/15/21	3,696,077
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,126,968
2,625,000		Ford Motor Credit Co LLC	3.336	03/18/21	2,706,330
2,800,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,955,786
4,088,000		GE Capital International Funding Co	2.342	11/15/20	4,199,010
407,000		GE Capital International Funding Co	4.418	11/15/35	457,680
115,000		General Electric Capital Corp	6.875	01/10/39	173,036
15,000,000		General Motors Financial Co, Inc	2.400	04/10/18	15,107,820
2,325,000		General Motors Financial Co, Inc	4.200	03/01/21	2,446,900
3,450,000		General Motors Financial Co, Inc	3.200	07/06/21	3,492,618
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,255,052
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	3,043,161
1,075,000		General Motors Financial Co, Inc	3.700	05/09/23	1,093,672
150,000		General Motors Financial Co, Inc	4.250	05/15/23	155,863
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,919,420
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,086,484
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,606,633
3,400,000		Goldman Sachs Group, Inc	5.150	05/22/45	3,716,611
950,000		Goldman Sachs Group, Inc	4.750	10/21/45	1,068,824
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,125,000
1,000,000		Icahn Enterprises LP	5.875	02/01/22	960,000
400,000	g	ICICI Bank Ltd	4.800	05/22/19	425,644
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,545,696
1,000,000	g	ICICI Bank Ltd	4.000	03/18/26	1,034,672
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,330,875
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,217,500
2,000,000	g	KOC Holding AS.	5.250	03/15/23	2,045,932
300,000		Legg Mason, Inc	2.700	07/15/19	304,998
425,000		Legg Mason, Inc	3.950	07/15/24	435,019
850,000	g	Lincoln Finance Ltd	7.375	04/15/21	916,938
450,000	g	LUKOIL International Finance BV	4.563	04/24/23	464,770
3,000,000		Morgan Stanley	5.450	01/09/17	3,032,955
5,275,000		Morgan Stanley	1.875	01/05/18	5,296,411
4,700,000		Morgan Stanley	3.700	10/23/24	4,958,500
4,575,000		Morgan Stanley	3.125	07/27/26	4,620,627
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	295,687
1,575,000		Navient Corp	4.875	06/17/19	1,569,094
400,000		Navient Corp	6.625	07/26/21	403,000
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,518,825
2,500,000	g,i	Residential Reinsurance 2016 Ltd	3.519	06/06/20	2,521,250
1,900,000	g	SUAM Finance BV	4.875	04/17/24	2,014,950
1,485,000		Synchrony Financial	1.875	08/15/17	1,487,961
1,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300	06/02/21	1,010,680
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,434,280
2,275,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	2,270,473
5,250,000		Wells Fargo & Co	2.100	07/26/21	5,232,407
		TOTAL DIVERSIFIED FINANCIALS			135,569,274
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 3.6%
$600,000		AmeriGas Partners LP	5.625%	05/20/24	$636,000
400,000		AmeriGas Partners LP	5.875	08/20/26	424,000
1,700,000		Anadarko Petroleum Corp	4.850	03/15/21	1,831,410
800,000		Anadarko Petroleum Corp	5.550	03/15/26	908,849
1,200,000		Apache Corp	3.250	04/15/22	1,231,468
500,000		Apache Corp	4.750	04/15/43	514,136
250,000		Apache Corp	4.250	01/15/44	243,450
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,599,237
3,000,000		BP Capital Markets plc	2.315	02/13/20	3,061,638
1,000,000		BP Capital Markets plc	3.119	05/04/26	1,027,092
804,000		California Resources Corp	5.000	01/15/20	484,410
1,612,000	g	California Resources Corp	8.000	12/15/22	1,071,980
173,000		California Resources Corp	6.000	11/15/24	82,607
615,000		Calumet Specialty Products Partners LP	6.500	04/15/21	502,762
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	403,750
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	320,000
1,200,000		Canadian Natural Resources Ltd	3.900	02/01/25	1,205,510
300,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	324,000
1,735,000		Cimarex Energy Co	4.375	06/01/24	1,813,000
2,500,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,000,000
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,010,937
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	505,000
1,350,000		Devon Energy Corp	4.750	05/15/42	1,261,302
700,000		Devon Energy Corp	5.000	06/15/45	682,557
1,750,000		Dynegy, Inc	6.750	11/01/19	1,793,750
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,145,045
95,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	87,830
1,000,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	1,012,500
725,000		Enbridge Energy Partners LP	4.375	10/15/20	764,663
1,400,000		Enbridge Energy Partners LP	5.875	10/15/25	1,610,379
700,000		Enterprise Products Operating LLC	2.850	04/15/21	720,797
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,177,503
750,000		Enterprise Products Operating LLC	5.100	02/15/45	808,500
1,025,000		EOG Resources, Inc	4.150	01/15/26	1,120,177
2,250,000		EP Energy LLC	9.375	05/01/20	1,597,500
2,800,000		EP Energy LLC	6.375	06/15/23	1,666,000
2,400,000		Exterran Partners LP	6.000	04/01/21	2,250,000
2,700,000		Exxon Mobil Corp	2.222	03/01/21	2,759,127
2,825,000		Exxon Mobil Corp	3.043	03/01/26	2,957,775
1,475,000		Exxon Mobil Corp	4.114	03/01/46	1,641,943
2,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,921,500
1,050,000		Ferrellgas Partners LP	6.750	01/15/22	934,500
1,000,000		Ferrellgas Partners LP	6.750	06/15/23	880,000
600,000		Husky Energy, Inc	3.950	04/15/22	635,423
750,000		Husky Energy, Inc	4.000	04/15/24	783,158
1,700,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,187,314
715,000	g	KMG Finance Sub BV	6.375	04/09/21	786,182
275,000		Magellan Midstream Partners LP	4.250	09/15/46	273,573
975,000		Marathon Oil Corp	2.700	06/01/20	955,682
375,000		Murphy Oil Corp	6.875	08/15/24	387,783
500,000		Murphy Oil USA, Inc	6.000	08/15/23	525,625
300,000		Newfield Exploration Co	5.750	01/30/22	309,750
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Newfield Exploration Co	5.625%	07/01/24	$922,500
621,000		Noble Energy, Inc	5.625	05/01/21	646,953
300,000		Noble Energy, Inc	3.900	11/15/24	306,133
275,000		Noble Energy, Inc	5.250	11/15/43	280,071
500,000		Noble Energy, Inc	5.050	11/15/44	494,776
750,000		Oasis Petroleum, Inc	6.875	03/15/22	718,125
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,826,933
575,000		ONE Gas, Inc	3.610	02/01/24	620,040
300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	55,500
2,000,000	q	Peabody Energy Corp	6.000	11/15/18	480,000
815,000		Pemex Project Funding Master Trust	6.625	06/15/35	829,548
245,000	g	Pertamina Persero PT	4.300	05/20/23	256,531
500,000	g	Pertamina Persero PT	6.500	05/27/41	581,894
1,200,000		Petrobras Global Finance BV	4.875	03/17/20	1,212,372
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,095,700
1,000,000		Petrobras Global Finance BV	8.750	05/23/26	1,105,000
1,525,000	g	Petroleos Mexicanos	5.500	02/04/19	1,608,113
5,025,000	g	Petroleos Mexicanos	6.375	02/04/21	5,477,753
2,107,000		Petroleos Mexicanos	3.500	01/30/23	1,985,953
405,000		Petroleos Mexicanos	5.500	06/27/44	351,095
675,000		Petroleos Mexicanos	5.625	01/23/46	590,288
1,000,000	g	Petroleos Mexicanos	6.750	09/21/47	996,000
800,000		Pioneer Natural Resources Co	7.500	01/15/20	925,562
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,793,879
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,464,943
950,000		Plains All American Pipeline LP	4.650	10/15/25	987,588
398,000		Plains All American Pipeline LP	4.900	02/15/45	365,510
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,828,750
2,500,000	g	Range Resources Corp	5.750	06/01/21	2,531,250
800,000		Regency Energy Partners LP	5.750	09/01/20	868,638
600,000		Regency Energy Partners LP	6.500	07/15/21	620,908
570,000		Regency Energy Partners LP	5.875	03/01/22	628,344
200,000		Regency Energy Partners LP	5.500	04/15/23	206,518
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,126,702
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	797,813
750,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	806,250
4,375,000		Shell International Finance BV	3.250	05/11/25	4,611,635
2,200,000		Shell International Finance BV	4.000	05/10/46	2,256,659
1,400,000		SM Energy Co	6.125	11/15/22	1,400,000
300,000		SM Energy Co	6.500	01/01/23	303,000
200,000		Statoil ASA	1.200	01/17/18	199,735
375,000		Statoil ASA	2.450	01/17/23	382,454
675,000		Statoil ASA	4.250	11/23/41	721,485
2,000,000	g	Sunoco LP	6.250	04/15/21	2,060,000
1,550,000	g	Sunoco LP	6.375	04/01/23	1,592,625
160,000		Tesoro Logistics LP	5.500	10/15/19	170,400
225,000		Tesoro Logistics LP	6.125	10/15/21	235,125
225,000		Tesoro Logistics LP	6.375	05/01/24	241,313
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	611,127
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	198,875
1,375,000	g	Ultrapar International S.A.	5.250	10/06/26	1,371,838
300,000		Vale Overseas Ltd	4.375	01/11/22	296,625
1,500,000		Vale Overseas Ltd	6.250	08/10/26	1,567,050
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		Vale Overseas Ltd	6.875%	11/21/36	$121,875
500,000		WPX Energy, Inc	7.500	08/01/20	528,750
100,000		WPX Energy, Inc	8.250	08/01/23	107,708
1,000,000		WPX Energy, Inc	5.250	09/15/24	942,500
1,950,000	g	YPF S.A.	8.500	03/23/21	2,176,200
		TOTAL ENERGY			119,329,986

FOOD & STAPLES RETAILING - 0.8%
860,000	g	Albertsons Cos LLC	6.625	06/15/24	894,400
1,100,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	1,083,894
4,075,000		CVS Health Corp	2.800	07/20/20	4,224,960
3,100,000		CVS Health Corp	2.125	06/01/21	3,131,688
1,337,000		CVS Health Corp	3.875	07/20/25	1,456,310
3,100,000		CVS Health Corp	2.875	06/01/26	3,147,939
2,370,000	g	Fresh Market, Inc	9.750	05/01/23	2,115,225
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,452,500
475,000		SYSCO Corp	2.500	07/15/21	485,215
1,750,000		Walgreen Co	4.400	09/15/42	1,822,683
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,472,962
1,325,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,356,059
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,795,177
1,025,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,064,734
300,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	327,684
		TOTAL FOOD & STAPLES RETAILING			27,831,430

FOOD, BEVERAGE & TOBACCO - 1.1%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,008,941
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,786,303
9,200,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	9,852,124
2,050,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,458,663
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,845,000
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,108,949
1,275,000		Kraft Heinz Foods Co	2.000	07/02/18	1,287,596
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	833,263
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,189,472
38,000		PepsiCo, Inc	7.900	11/01/18	43,099
3,725,000		PepsiCo, Inc	4.450	04/14/46	4,407,081
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,322,096
900,000	g	Pernod-Ricard S.A.	3.250	06/08/26	914,778
100,000		Philip Morris International, Inc	6.375	05/16/38	139,765
825,000	g	Post Holdings, Inc	6.750	12/01/21	886,883
430,000		Smithfield Foods, Inc	6.625	08/15/22	454,725
200,000	g	TreeHouse Foods, Inc	6.000	02/15/24	215,250
		TOTAL FOOD, BEVERAGE & TOBACCO			35,753,988

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
250,000		Becton Dickinson & Co	1.750	11/08/16	250,166
375,000		Covidien International Finance S.A.	3.200	06/15/22	398,210
1,225,000		Express Scripts Holding Co	3.900	02/15/22	1,321,883
4,125,000		Express Scripts Holding Co	3.400	03/01/27	4,151,177
630,000	g	Greatbatch Ltd	9.125	11/01/23	617,400
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,170,000
1,165,000		HCA, Inc	6.500	02/15/20	1,290,237
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$975,000		HCA, Inc	5.875%	03/15/22	$1,079,812
1,500,000		HCA, Inc	4.500	02/15/27	1,505,625
925,000		HealthSouth Corp	5.750	11/01/24	957,949
700,000		Kinetic Concepts, Inc	10.500	11/01/18	735,875
1,125,000	g	LifePoint Health, Inc	5.375	05/01/24	1,125,000
3,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,362,063
1,725,000		McKesson Corp	4.883	03/15/44	2,032,795
2,100,000		Medtronic, Inc	4.625	03/15/45	2,473,271
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,472,381
1,225,000		St. Jude Medical, Inc	3.875	09/15/25	1,306,378
1,250,000		Stryker Corp	2.625	03/15/21	1,288,594
500,000		Stryker Corp	3.375	11/01/25	525,506
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,202,500
225,000		Tenet Healthcare Corp	6.000	10/01/20	237,938
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	457,472
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	733,613
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	748,141
775,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	772,457
2,300,000		Zimmer Holdings, Inc	2.700	04/01/20	2,349,735
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			36,566,178

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	375,901
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	401,963
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			777,864

INSURANCE - 0.9%
250,000		Aetna, Inc	1.500	11/15/17	250,020
150,000		Aetna, Inc	6.625	06/15/36	203,339
1,750,000		Aetna, Inc	4.375	06/15/46	1,837,234
675,000		Allstate Corp	3.150	06/15/23	715,740
700,000		Allstate Corp	4.500	06/15/43	824,168
550,000		American Financial Group, Inc	3.500	08/15/26	550,597
1,550,000		American International Group, Inc	2.300	07/16/19	1,578,357
2,350,000		American International Group, Inc	3.300	03/01/21	2,465,911
1,025,000		American International Group, Inc	3.900	04/01/26	1,085,048
550,000		Aon plc	3.875	12/15/25	587,628
400,000		Chubb Corp	6.000	05/11/37	544,593
80,000		Cigna Corp	5.125	06/15/20	88,794
1,000,000		Cigna Corp	4.500	03/15/21	1,096,890
1,175,000		Cigna Corp	3.250	04/15/25	1,212,162
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,808,399
625,000		MetLife, Inc	4.050	03/01/45	621,552
1,875,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	1,874,723
200,000		Principal Financial Group, Inc	1.850	11/15/17	201,104
750,000		Prudential Financial, Inc	5.400	06/13/35	863,561
300,000	g	Prudential Funding LLC	6.750	09/15/23	374,137
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	178,501
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	480,020
300,000		Travelers Cos, Inc	5.800	05/15/18	321,413
250,000		Travelers Cos, Inc	3.750	05/15/46	264,894
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,510,854
625,000		UnitedHealth Group, Inc	3.100	03/15/26	653,395
159

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,800,000		UnitedHealth Group, Inc	4.750%	07/15/45	$3,366,440
500,000		WellPoint, Inc	4.625	05/15/42	540,535
150,000		WR Berkley Corp	5.375	09/15/20	165,538
		TOTAL INSURANCE			28,265,547
MATERIALS - 2.2%
2,225,000	g	Air Liquide Finance S.A.	1.750	09/27/21	2,216,781
1,000,000	g	Air Liquide Finance S.A.	2.500	09/27/26	1,005,373
250,000	g	Air Liquide Finance S.A.	3.500	09/27/46	252,960
200,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	207,750
200,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	206,750
500,000		Alcoa, Inc	5.400	04/15/21	535,000
425,000		Alcoa, Inc	5.125	10/01/24	452,094
659,000		Barrick Gold Corp	4.100	05/01/23	712,878
450,000	g	Belden, Inc	5.500	09/01/22	469,125
800,000		Berry Plastics Corp	6.000	10/15/22	844,000
850,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,007,273
1,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	1,762,500
855,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	1,008,900
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,059,381
900,000	g	Cemex SAB de C.V.	7.750	04/16/26	998,550
1,500,000		CF Industries, Inc	7.125	05/01/20	1,727,067
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,390,508
680,000		Crown Americas LLC	4.500	01/15/23	708,050
1,445,000		Eastman Chemical Co	2.400	06/01/17	1,455,294
450,000		Eastman Chemical Co	3.800	03/15/25	476,603
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,567,850
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	775,625
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,137,500
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,967,086
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,003,600
9,660,000	g	Glencore Funding LLC	2.125	04/16/18	9,592,380
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,158,843
1,000,000		Hexion US Finance Corp	8.875	02/01/18	955,000
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,698,312
2,350,000		International Paper Co	4.750	02/15/22	2,617,597
1,975,000	g	Klabin Finance S.A.	5.250	07/16/24	1,970,062
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,292,880
500,000		Newmont Mining Corp	4.875	03/15/42	528,036
1,125,000		Nucor Corp	4.000	08/01/23	1,212,760
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,577,000
550,000		Packaging Corp of America	3.650	09/15/24	572,785
680,000		Rock Tenn Co	4.450	03/01/19	720,119
820,000		Rock Tenn Co	4.900	03/01/22	921,482
1,125,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	1,109,250
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,038,750
650,000		Steel Dynamics, Inc	5.250	04/15/23	674,375
500,000		Teck Resources Ltd	3.750	02/01/23	458,125
1,050,000		Tronox Finance LLC	6.375	08/15/20	968,625
900,000	g	Union Andina de Cementos SAA	5.875	10/30/21	944,910
3,125,000	g	Univar, Inc	6.750	07/15/23	3,218,750
1,850,000	g	Westlake Chemical Corp	4.625	02/15/21	1,933,250
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Westlake Chemical Corp	4.875%	05/15/23	$1,046,930
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	1,002,800
		TOTAL MATERIALS			72,161,519

MEDIA - 2.0%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,587,500
1,400,000		CBS Corp	2.300	08/15/19	1,419,068
850,000		CBS Corp	2.900	01/15/27	829,308
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,267,600
2,325,000	g	CCO Safari II LLC	3.579	07/23/20	2,430,225
545,000	g	CCO Safari II LLC	4.464	07/23/22	588,514
4,500,000	g	Charter Communications Operating LLC	4.908	07/23/25	4,967,914
3,125,000		Comcast Corp	4.250	01/15/33	3,477,272
1,150,000	g	CSC Holdings LLC	5.500	04/15/27	1,175,875
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,027,344
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,194,400
160,000	g	Gannett Co, Inc	5.500	09/15/24	165,200
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,410,500
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,068,651
1,000,000		Lamar Media Corp	5.000	05/01/23	1,055,000
144,000	g	Lynx I Corp	5.375	04/15/21	150,120
125,000		Match Group, Inc	6.375	06/01/24	135,625
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	710,055
925,000	g	Nielsen Finance LLC	5.000	04/15/22	955,062
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,848,000
300,000		Outfront Media Capital LLC	5.625	02/15/24	312,000
900,000		Regal Entertainment Group	5.750	06/15/23	913,500
500,000		Regal Entertainment Group	5.750	02/01/25	503,750
1,500,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,536,655
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,161,698
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,774,250
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,669,142
475,000		Time Warner Cable, Inc	4.500	09/15/42	454,319
3,600,000		Time Warner, Inc	2.100	06/01/19	3,653,755
1,276,000		Time Warner, Inc	4.875	03/15/20	1,409,388
1,000,000		Time Warner, Inc	3.400	06/15/22	1,063,816
275,000		Time Warner, Inc	6.500	11/15/36	356,108
1,250,000		Time Warner, Inc	4.650	06/01/44	1,356,848
1,500,000	g	Time, Inc	5.750	04/15/22	1,473,750
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,544,063
400,000	g	Univision Communications, Inc	5.125	02/15/25	402,500
700,000		Viacom, Inc	2.500	12/15/16	701,704
1,500,000		Viacom, Inc	2.500	09/01/18	1,514,946
2,000,000		Viacom, Inc	2.250	02/04/22	1,990,400
2,025,000		Viacom, Inc	3.450	10/04/26	2,023,805
900,000		Viacom, Inc	5.850	09/01/43	1,017,371
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	460,125
		TOTAL MEDIA			64,757,126

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
450,000		Abbott Laboratories	5.300	05/27/40	545,755
3,875,000		AbbVie, Inc	2.500	05/14/20	3,955,697
3,000,000		AbbVie, Inc	3.200	05/14/26	3,038,964
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,400,000		Actavis Funding SCS	1.850%	03/01/17	$3,408,623
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,939,940
1,575,000		Actavis Funding SCS	3.000	03/12/20	1,623,666
6,250,000		Actavis Funding SCS	3.800	03/15/25	6,618,338
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,554,147
1,025,000		Amgen, Inc	1.850	08/19/21	1,019,030
1,700,000		Amgen, Inc	2.600	08/19/26	1,673,944
1,650,000		Biogen, Inc	2.900	09/15/20	1,713,718
1,300,000		Celgene Corp	2.125	08/15/18	1,313,841
1,550,000		Celgene Corp	2.875	08/15/20	1,603,545
2,400,000		Celgene Corp	3.875	08/15/25	2,570,078
275,000	g	Endo Finance LLC	6.500	02/01/25	243,031
1,925,000		Gilead Sciences, Inc	3.650	03/01/26	2,073,181
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,744,329
800,000	g	Mylan NV	3.750	12/15/20	835,552
1,325,000	g	Mylan NV	3.150	06/15/21	1,349,971
750,000	g	Mylan NV	3.950	06/15/26	756,072
575,000		Mylan, Inc	2.550	03/28/19	582,261
2,700,000		Novartis Capital Corp	4.000	11/20/45	2,988,735
1,000,000		Perrigo Finance plc	3.900	12/15/24	1,015,225
400,000		Perrigo Finance plc	4.900	12/15/44	401,758
2,225,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	2,221,046
1,425,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,432,541
675,000		Zoetis, Inc	3.450	11/13/20	705,634
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			51,928,622

REAL ESTATE - 1.0%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	366,420
700,000	h	AvalonBay Communities, Inc	2.900	10/15/26	697,147
375,000	h	AvalonBay Communities, Inc	3.900	10/15/46	370,746
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	975,454
1,150,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,153,244
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,780,504
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	544,422
170,000		Camden Property Trust	4.625	06/15/21	186,422
1,250,000		Camden Property Trust	2.950	12/15/22	1,261,249
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	363,125
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	768,468
700,000		DDR Corp	3.625	02/01/25	708,112
800,000		DDR Corp	4.250	02/01/26	845,704
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,038,149
500,000		Developers Diversified Realty Corp	7.875	09/01/20	600,535
325,000		Duke Realty LP	3.250	06/30/26	332,443
750,000		Equinix, Inc	5.375	01/01/22	793,125
550,000		Equity One, Inc	3.750	11/15/22	570,722
775,000		Essex Portfolio LP	3.375	01/15/23	801,771
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	227,207
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	153,896
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,550,277
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	466,357
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	336,390
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,239,459
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,815,042
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Host Hotels & Resorts LP	4.500%	02/01/26	$421,339
600,000		Kimco Realty Corp	3.400	11/01/22	632,145
500,000		Liberty Property LP	3.250	10/01/26	504,148
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,620,824
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,043,644
850,000		Mid-America Apartments LP	4.000	11/15/25	903,515
275,000		National Retail Properties, Inc	3.800	10/15/22	292,381
525,000		National Retail Properties, Inc	3.300	04/15/23	537,691
550,000		National Retail Properties, Inc	4.000	11/15/25	586,818
875,000		Regency Centers LP	3.900	11/01/25	932,915
210,000		Simon Property Group LP	10.350	04/01/19	250,680
1,650,000	g	Trust F/1401	5.250	12/15/24	1,711,875
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,183,535
450,000		Weingarten Realty Investors	3.500	04/15/23	462,559
400,000		Weingarten Realty Investors	4.450	01/15/24	433,360
925,000		Weingarten Realty Investors	3.850	06/01/25	967,671
300,000		Weingarten Realty Investors	3.250	08/15/26	300,511
975,000		Welltower, Inc	4.000	06/01/25	1,034,440
		TOTAL REAL ESTATE			33,766,441

RETAILING - 1.2%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,622,500
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,751,000
4,500,000		AutoNation, Inc	5.500	02/01/20	4,956,341
875,000		AutoNation, Inc	3.350	01/15/21	901,144
1,000,000		AutoZone, Inc	3.250	04/15/25	1,036,280
480,000		Dollar Tree, Inc	5.750	03/01/23	516,600
1,200,000	g	El Puerto de Liverpool SAB de C.V.	3.875	10/06/26	1,184,400
1,775,000		Home Depot, Inc	2.000	04/01/21	1,806,806
1,650,000		Home Depot, Inc	2.125	09/15/26	1,623,029
600,000		Home Depot, Inc	3.500	09/15/56	583,782
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	1,040,000
1,000,000		JD.com, Inc	3.125	04/29/21	1,000,534
2,100,000		L Brands, Inc	6.875	11/01/35	2,289,000
2,100,000		L Brands, Inc	6.750	07/01/36	2,258,802
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,015,120
2,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	2,683,450
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	716,531
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	324,882
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	372,062
275,000		O’Reilly Automotive, Inc	3.550	03/15/26	291,704
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,139,638
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,122,058
400,000	g	Rolls-Royce plc	3.625	10/14/25	422,962
2,275,000		Target Corp	2.500	04/15/26	2,323,034
1,125,000		Target Corp	3.625	04/15/46	1,164,436
		TOTAL RETAILING			38,146,095

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	834,889
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			834,889
163

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 1.1%
$825,000	g	Activision Blizzard, Inc	2.300%	09/15/21	$827,100
875,000	g	Activision Blizzard, Inc	3.400	09/15/26	879,309
2,150,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,280,580
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,214,512
1,500,000	g	First Data Corp	7.000	12/01/23	1,586,250
600,000	g	IMS Health, Inc	5.000	10/15/26	624,000
4,350,000		Microsoft Corp	1.550	08/08/21	4,331,386
4,450,000		Microsoft Corp	2.400	08/08/26	4,452,861
2,350,000		NCR Corp	5.875	12/15/21	2,473,375
1,000,000	g	Open Text Corp	5.625	01/15/23	1,020,000
1,925,000	g	Open Text Corp	5.875	06/01/26	2,014,031
2,675,000		Oracle Corp	1.900	09/15/21	2,681,990
2,675,000		Oracle Corp	2.650	07/15/26	2,672,705
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	750,075
1,900,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	1,999,750
		TOTAL SOFTWARE & SERVICES			34,807,924

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
3,000,000		Amphenol Corp	1.550	09/15/17	3,004,122
725,000		Amphenol Corp	3.125	09/15/21	752,649
875,000		Apple, Inc	4.650	02/23/46	1,012,298
700,000	g	CommScope, Inc	5.000	06/15/21	724,500
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,266,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	2,025,875
1,175,000	g	Diamond Finance Corp	3.480	06/01/19	1,208,288
2,550,000	g	Diamond Finance Corp	4.420	06/15/21	2,665,237
675,000	g	Diamond Finance Corp	5.875	06/15/21	717,187
650,000	g	Diamond Finance Corp	7.125	06/15/24	714,875
75,000		General Electric Co	5.250	12/06/17	78,587
1,140,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	1,149,109
1,194,000		L-3 Communications Corp	3.950	11/15/16	1,197,894
4,025,000	g	NXP BV	4.625	06/01/23	4,402,344
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,482,187
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,399,222
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,965,514
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,595,997
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	481,317
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			29,843,202

TELECOMMUNICATION SERVICES - 1.7%
2,025,000		American Tower Corp	3.300	02/15/21	2,117,040
550,000		American Tower Corp	3.500	01/31/23	573,861
475,000		American Tower Corp	4.400	02/15/26	520,562
800,000		American Tower Corp	3.375	10/15/26	811,374
1,975,000		AT&T, Inc	1.400	12/01/17	1,976,193
2,225,000		AT&T, Inc	2.450	06/30/20	2,267,793
1,200,000		AT&T, Inc	2.625	12/01/22	1,209,622
2,475,000		AT&T, Inc	4.450	04/01/24	2,721,718
8,725,000		AT&T, Inc	3.400	05/15/25	8,969,187
2,975,000		AT&T, Inc	4.500	05/15/35	3,131,815
1,050,000		AT&T, Inc	4.750	05/15/46	1,104,542
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,626,483
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$950,000		Crown Castle International Corp	2.250%	09/01/21	$949,302
780,000		Crown Castle International Corp	4.875	04/15/22	870,090
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	752,831
7,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	7,494,285
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,030,026
500,000	g,q	Oi S.A.	5.750	02/10/22	123,750
500,000		Orange S.A.	5.500	02/06/44	624,985
925,000		T-Mobile USA, Inc	6.375	03/01/25	1,005,938
1,725,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,714,239
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,704,898
975,000		Verizon Communications, Inc	4.150	03/15/24	1,076,736
9,113,000		Verizon Communications, Inc	4.272	01/15/36	9,514,218
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,240,434
675,000		Verizon Communications, Inc	4.125	08/15/46	676,951
		TOTAL TELECOMMUNICATION SERVICES			55,808,873

TRANSPORTATION - 1.4%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	677,472
1,000,000	g	Bombardier, Inc	5.500	09/15/18	1,015,000
400,000	g	Bombardier, Inc	7.750	03/15/20	408,750
600,000	g	Bombardier, Inc	6.125	01/15/23	532,500
1,000,000	g	Bombardier, Inc	7.500	03/15/25	920,000
225,000		Bristow Group, Inc	6.250	10/15/22	164,812
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,099,155
650,000		Canadian Pacific Railway Co	4.800	08/01/45	761,427
2,340,000		CSX Corp	3.350	11/01/25	2,510,825
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,067,983
1,325,000	g	ERAC USA Finance LLC	2.600	12/01/21	1,350,639
750,000	g	ERAC USA Finance LLC	3.300	12/01/26	772,073
1,100,000		FedEx Corp	3.250	04/01/26	1,160,819
1,063,000		GATX Corp	1.250	03/04/17	1,062,273
2,115,000		GATX Corp	2.375	07/30/18	2,136,264
4,800,000		GATX Corp	2.500	07/30/19	4,861,579
1,000,000		GATX Corp	5.200	03/15/44	1,080,272
1,500,000		GATX Corp	4.500	03/30/45	1,440,290
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,136,450
4,900,000		Kansas City Southern	2.350	05/15/20	4,938,970
2,875,000		Kansas City Southern	4.950	08/15/45	3,271,782
1,500,000	g	KLX, Inc	5.875	12/01/22	1,552,500
575,000	g	Latam Airlines Group S.A.	7.250	06/09/20	589,375
1,000,000	g	Mexico City Airport Trust	4.250	10/31/26	1,002,500
2,300,000		Norfolk Southern Corp	4.450	06/15/45	2,577,120
375,000		Northrop Grumman Corp	1.750	06/01/18	377,985
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	2,038,067
800,000	g	TTX Co	3.600	01/15/25	834,382
		TOTAL TRANSPORTATION			44,341,264

UTILITIES - 2.7%
245,000	i	AES Corp	3.842	06/01/19	245,612
425,000		AES Corp	4.875	05/15/23	434,031
1,500,000	g	AES Panama SRL	6.000	06/25/22	1,571,250
1,800,000		AGL Capital Corp	3.875	11/15/25	1,935,569
625,000		AGL Capital Corp	4.400	06/01/43	674,739
165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Alabama Power Co	4.150%	08/15/44	$767,642
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,005,592
250,000		Atmos Energy Corp	8.500	03/15/19	290,927
925,000		Black Hills Corp	4.250	11/30/23	1,008,934
325,000		Black Hills Corp	3.150	01/15/27	328,302
550,000	g	BRF GmbH	4.350	09/29/26	538,450
406,000	g	Calpine Corp	7.875	01/15/23	428,837
250,000		Carolina Power & Light Co	5.300	01/15/19	272,885
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	355,596
1,100,000	g	CEZ AS.	4.250	04/03/22	1,179,546
1,000,000		CMS Energy Corp	3.600	11/15/25	1,070,579
200,000		Commonwealth Edison Co	5.900	03/15/36	263,147
200,000		Connecticut Light & Power Co	5.500	02/01/19	218,383
1,475,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,707,534
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,391,310
900,000		Consolidated Edison, Inc	2.000	05/15/21	908,904
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,376,471
750,000		Dominion Resources, Inc	2.000	08/15/21	748,267
1,025,000		Dominion Resources, Inc	2.850	08/15/26	1,019,506
1,000,000		Duke Energy Corp	2.100	06/15/18	1,011,464
1,175,000		Duke Energy Corp	1.800	09/01/21	1,168,810
1,725,000		Duke Energy Corp	2.650	09/01/26	1,694,485
1,175,000		Duke Energy Corp	3.750	09/01/46	1,142,596
2,950,000	g	Electricite de France S.A.	2.350	10/13/20	3,008,575
2,950,000	g	Electricite de France S.A.	3.625	10/13/25	3,103,719
1,250,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,226,875
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,731,513
475,000		EnLink Midstream Partners LP	4.850	07/15/26	478,262
1,125,000		Entergy Corp	2.950	09/01/26	1,125,474
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	724,207
1,625,000	g	Fortis, Inc	3.055	10/04/26	1,620,257
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,095,741
250,000		Indiana Michigan Power Co	7.000	03/15/19	280,252
900,000		Indiana Michigan Power Co	4.550	03/15/46	1,015,572
125,000		Integrys Energy Group, Inc	4.170	11/01/20	135,305
500,000		Interstate Power & Light Co	3.700	09/15/46	509,362
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,641,250
100,000	g	Kansas Gas & Electric	6.700	06/15/19	113,057
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,376,862
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	997,297
400,000		Kinder Morgan, Inc	5.300	12/01/34	399,501
1,050,000		Kinder Morgan, Inc	5.000	03/01/43	989,788
940,000		Kinder Morgan, Inc	5.400	09/01/44	944,426
350,000		LG&E and KU Energy LLC	3.750	11/15/20	373,388
1,000,000	g	Listrindo Capital BV	4.950	09/14/26	1,003,448
425,000		MPLX LP	5.500	02/15/23	439,164
800,000		MPLX LP	4.000	02/15/25	788,830
1,000,000		Nevada Power Co	5.450	05/15/41	1,270,673
750,000		NiSource Finance Corp	4.800	02/15/44	848,945
750,000		Northeast Utilities	1.600	01/15/18	753,046
1,500,000		Northeast Utilities	1.450	05/01/18	1,502,814
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,511,481
413,000		NRG Energy, Inc	7.875	05/15/21	431,585
166

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$500,000		NRG Energy, Inc	6.625%	03/15/23	$505,000
	750,000		NTPC Ltd	5.625	07/14/21	847,585
	1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,239,623
	1,000,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	1,047,515
	325,000		Pacific Gas & Electric Co	8.250	10/15/18	368,527
	1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,436,891
	1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,079,040
	1,375,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,530,705
	50,000		Potomac Electric Power Co	7.900	12/15/38	79,537
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	547,960
	950,000		PPL Capital Funding, Inc	3.100	05/15/26	966,283
	275,000		Progress Energy, Inc	7.050	03/15/19	310,340
	550,000		Public Service Co of Colorado	4.750	08/15/41	663,212
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	438,863
	550,000		Public Service Electric & Gas Co	3.800	03/01/46	599,538
	975,000		Sempra Energy	2.875	10/01/22	1,008,032
	2,225,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,231,174
	750,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	752,068
	2,984,684	g	Solar Star Funding LLC	3.950	06/30/35	2,913,573
	1,325,000		Southern Co	4.400	07/01/46	1,433,398
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	430,745
	1,550,000		Southern Power Co	4.150	12/01/25	1,670,108
	1,550,000		Spectra Energy Partners LP	4.500	03/15/45	1,556,932
	1,350,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,336,500
	850,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	911,583
	120,000		Western Gas Partners LP	4.000	07/01/22	122,710
	525,000		Western Gas Partners LP	3.950	06/01/25	518,190
	1,425,000		Western Gas Partners LP	4.650	07/01/26	1,475,606
	575,000		Williams Partners LP	4.500	11/15/23	596,207
	225,000		Williams Partners LP	4.900	01/15/45	214,387
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	936,429
	215,000		Xcel Energy, Inc	4.800	09/15/41	251,257
			TOTAL UTILITIES			89,219,555

			TOTAL CORPORATE BONDS			1,186,057,083
			(Cost $1,154,329,456)

GOVERNMENT BONDS - 37.7%

AGENCY SECURITIES - 0.1%
	2,625,000		Tunisia Government AID Bonds	1.416	08/05/21	2,636,156
			TOTAL AGENCY SECURITIES			2,636,156

FOREIGN GOVERNMENT BONDS - 3.0%
	750,000	g	Argentine Republic Government International Bond	7.625	04/22/46	846,000
	950,000		Bermuda Government International Bond	5.603	07/20/20	1,064,000
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,525,000
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,465,768
	11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	3,280,364
	$500,000		Colombia Government International Bond	4.500	01/28/26	551,250
	2,000,000		Colombia Government International Bond	6.125	01/18/41	2,425,000
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,697,062
167

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
DOP	63,500,000	g	Dominican Republic International Bond	10.000%	01/05/17	$1,376,341
	$2,000,000	g	Ecuador Government International Bond	10.750	03/28/22	2,040,000
	1,600,000	g	Egypt Government International Bond	5.875	06/11/25	1,522,416
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,094,493
	$1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,538,406
	550,000		Export-Import Bank of Korea	1.750	02/27/18	552,579
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,343,475
	3,650,000	g	Guatemala Government International Bond	4.500	05/03/26	3,814,250
	1,000,000		Hungary Government International Bond	5.750	11/22/23	1,176,366
	750,000	g	Indonesia Government International Bond	4.125	01/15/25	797,680
	1,287,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,265,662
	1,525,000		Jamaica Government International Bond	8.000	03/15/39	1,822,375
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,766,250
	1,000,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	1,011,959
	750,000		Korea Development Bank	2.500	03/11/20	771,154
	1,150,000	g	Lithuania Government International Bond	7.375	02/11/20	1,365,602
MXN	81,000,000		Mexican Bonos	8.500	12/13/18	4,431,175
	81,000,000		Mexican Bonos	6.500	06/10/21	4,303,858
	19,540,000		Mexican Bonos	8.000	12/07/23	1,132,936
	39,000,000		Mexican Bonos	10.000	11/20/36	2,803,549
	$750,000		Mexico Government International Bond	3.625	03/15/22	789,750
	1,050,000		Mexico Government International Bond	3.600	01/30/25	1,089,375
	1,600,000	g	Morocco Government International Bond	5.500	12/11/42	1,829,346
	1,825,000	g	Namibia Government International Bonds	5.250	10/29/25	1,925,536
	1,000,000		North American Development Bank	2.400	10/26/22	1,015,180
	1,500,000	g	Pakistan Government International Bond	8.250	09/30/25	1,651,779
	500,000		Panama Government International Bond	5.200	01/30/20	552,500
	1,200,000		Panama Government International Bond	6.700	01/26/36	1,638,000
	725,000	g	Paraguay Government International Bond	5.000	04/15/26	784,812
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,601,250
	1,750,000	g	Qatar Government International Bond	4.625	06/02/46	1,895,136
	2,645,000	g	Republic of Ghana	8.125	01/18/26	2,459,911
	1,000,000	g	Republic of Paraguay	6.100	08/11/44	1,137,500
	2,350,000	g	Republic of Serbia	4.875	02/25/20	2,454,615
	510,649	g,i	Republic of Serbia	6.750	11/01/24	513,571
	145,900	i	Republic of Serbia	6.750	11/01/24	146,825
	1,675,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,839,730
	2,000,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	2,160,000
ZAR	50,676,000		South Africa Government International Bond	8.250	09/15/17	3,720,226
	$2,000,000	h	South Africa Government International Bond	4.300	10/12/28	1,980,000
	2,075,000	h	South Africa Government International Bond	5.000	10/12/46	2,087,969
	1,650,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,848,000
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,656,301
	1,300,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	1,339,000
	1,225,000		Turkey Government International Bond	6.875	03/17/36	1,422,437
	1,500,000		Turkey Government International Bond	6.625	02/17/45	1,754,662
	850,000	g	Ukraine Government International Bond	7.750	09/01/19	839,162
	850,000	g	Ukraine Government International Bond	7.750	09/01/20	830,620
	1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,210,781
168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Uruguay Government International Bond	5.100%	06/18/50	$2,075,000
		TOTAL FOREIGN GOVERNMENT BONDS			100,033,944

MORTGAGE BACKED - 16.8%
5,957,697		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	6,176,651
2,530,577		FHLMC	3.500	09/15/41	2,624,204
1,876,095		FHLMC	3.000	12/15/41	1,952,151
1,757,506		FHLMC	3.000	09/15/42	1,815,825
595,743	i	FHLMC	0.874	07/15/45	594,162
15,477,028		FHLMC	3.500	07/15/46	2,294,175
224		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	225
7,345		FGLMC	7.000	10/01/20	7,732
3,856,591		FGLMC	3.500	03/01/27	4,076,698
19,001		FGLMC	6.500	01/01/29	21,771
1,954		FGLMC	8.000	01/01/31	2,260
293,483		FGLMC	5.500	12/01/33	334,289
413,449		FGLMC	7.000	12/01/33	499,508
222,686		FGLMC	5.000	01/01/34	250,218
93,946		FGLMC	4.500	10/01/34	102,825
157,945		FGLMC	5.500	03/01/35	179,752
146,340		FGLMC	7.000	05/01/35	176,804
21,207		FGLMC	5.000	02/01/36	23,711
397		FGLMC	6.500	05/01/36	455
180,976		FGLMC	5.000	04/01/38	203,507
232,381	w	FGLMC	4.500	11/01/40	260,934
254,518	w	FGLMC	4.500	12/01/40	285,879
1,805,456		FGLMC	4.500	10/01/44	2,013,545
260,576		FGLMC	4.500	11/01/44	290,668
309,500		FGLMC	4.500	11/01/44	345,174
201,396		FGLMC	4.500	12/01/44	224,644
111,263		FGLMC	4.500	12/01/44	122,756
1,817,664		FGLMC	3.500	04/01/45	1,947,062
13,822,406		FGLMC	3.500	10/01/45	14,759,673
12,944,667		FGLMC	4.000	12/01/45	14,105,433
1,933,098		FGLMC	4.000	05/01/46	2,111,800
2,935,415		FGLMC	3.500	06/01/46	3,135,214
2,427		Federal National Mortgage Association (FNMA)	8.000	03/01/23	2,435
4,462		FNMA	9.000	11/01/25	5,091
3,721		FNMA	7.500	01/01/29	4,257
3,000,000	h	FNMA	2.500	10/25/31	3,107,461
7,000,000	h	FNMA	3.000	10/25/31	7,349,180
13,000,000	h	FNMA	2.500	11/25/31	13,441,289
7,000,000	h	FNMA	3.000	11/25/31	7,339,199
8,000,000	h	FNMA	2.500	12/25/31	8,255,625
6,000,000	h	FNMA	3.000	12/25/31	6,281,053
112,394		FNMA	7.000	07/01/32	128,630
5,941		FNMA	4.500	03/25/33	5,953
1,451,731		FNMA	5.000	06/01/33	1,615,278
133,403		FNMA	4.500	10/01/33	147,139
3,243,314		FNMA	5.000	10/01/33	3,617,998
139,705		FNMA	5.000	11/01/33	156,061
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$171,847		FNMA	5.000%	11/01/33	$192,653
137,392		FNMA	5.500	02/01/35	156,306
6,175,021		FNMA	5.000	05/01/35	6,892,206
3,433,255		FNMA	5.000	10/01/35	3,820,895
2,657,051		FNMA	5.000	02/01/36	2,956,869
3,985,056		FNMA	5.500	08/01/37	4,531,271
23,035		FNMA	6.000	09/01/37	27,089
20,930		FNMA	6.000	09/01/37	24,514
59,863		FNMA	6.500	09/01/37	68,962
1,679,136		FNMA	5.500	11/01/38	1,972,275
924,705		FNMA	5.500	12/01/38	1,066,647
2,755,029		FNMA	4.500	05/01/39	3,052,106
118,828		FNMA	4.000	07/01/39	128,976
283,028		FNMA	5.500	08/01/39	323,395
482,898		FNMA	4.500	10/01/39	529,044
646,212		FNMA	5.500	04/01/40	734,807
537,579		FNMA	4.500	06/01/40	590,644
543,400		FNMA	5.000	08/01/40	603,991
1,167,929		FNMA	5.000	09/01/40	1,298,492
146,131		FNMA	6.000	10/01/40	167,744
562,580		FNMA	4.500	11/01/40	617,271
6,918,141		FNMA	4.500	01/01/41	7,716,010
1,434,035		FNMA	5.000	05/01/41	1,592,765
912,113		FNMA	4.500	09/01/41	1,011,017
817,675		FNMA	4.500	11/01/41	897,990
4,762,181		FNMA	5.500	12/01/41	5,532,621
1,782,617		FNMA	4.500	01/01/42	1,987,795
1,105,012		FNMA	3.500	02/01/42	1,180,491
3,158,400		FNMA	4.500	02/01/42	3,472,585
395,588		FNMA	4.500	03/01/42	444,602
4,603,490		FNMA	3.000	03/25/42	4,772,142
1,763,476		FNMA	4.500	04/01/42	1,936,640
4,057,142		FNMA	4.500	06/01/42	4,463,127
3,564,349		FNMA	3.000	06/25/42	3,699,201
4,611,387		FNMA	3.500	07/01/42	4,927,020
4,082,868	i	FNMA	1.025	08/25/42	4,089,810
2,036,182		FNMA	3.000	10/01/42	2,122,488
37,166		FNMA	3.000	10/01/42	38,736
3,806,657	i	FNMA	0.925	11/25/42	3,797,160
6,849,417		FNMA	3.500	11/25/42	1,106,263
7,198,093	w	FNMA	3.000	01/01/43	7,501,956
9,098,625	w	FNMA	3.000	02/01/43	9,482,631
2,835,961		FNMA	3.000	02/25/43	2,953,829
262,906		FNMA	3.000	04/01/43	273,947
3,120,922		FNMA	3.000	08/25/43	3,258,363
2,299,478		FNMA	4.500	02/01/44	2,573,403
234,473		FNMA	4.000	04/01/44	255,494
814,115		FNMA	4.000	06/01/44	886,724
827,371		FNMA	4.000	06/01/44	901,557
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,901,464		FNMA	4.500%	06/01/44	$2,129,729
217,378		FNMA	4.000	07/01/44	236,657
935,674		FNMA	4.000	07/01/44	1,019,220
1,629,166		FNMA	4.000	08/01/44	1,774,606
244,176		FNMA	4.000	08/01/44	265,991
2,260,223		FNMA	4.000	08/01/44	2,462,054
191,037		FNMA	4.000	08/01/44	207,952
231,080		FNMA	4.000	09/01/44	251,740
167,475		FNMA	4.000	09/01/44	182,433
1,038,704		FNMA	4.000	10/01/44	1,131,453
5,525,505		FNMA	4.500	10/01/44	6,190,345
1,829,027		FNMA	4.000	12/01/44	1,978,562
1,769,064		FNMA	4.000	12/01/44	1,927,059
3,049,701		FNMA	4.000	01/01/45	3,337,370
343,663		FNMA	3.500	03/01/45	367,541
547,276		FNMA	3.500	03/01/45	585,383
788,893		FNMA	4.500	03/01/45	884,411
3,971,725		FNMA	3.500	05/01/45	4,266,995
292,023		FNMA	4.000	05/01/45	319,593
4,727,100		FNMA	4.000	06/01/45	5,173,594
7,035,522		FNMA	4.000	07/01/45	7,693,505
3,648,790		FNMA	4.000	08/01/45	3,921,730
859,709		FNMA	4.000	08/01/45	940,934
8,728,627		FNMA	3.500	09/01/45	9,335,164
2,863,888		FNMA	4.000	11/01/45	3,162,435
1,658,867		FNMA	4.000	12/01/45	1,831,739
2,939,877		FNMA	4.000	12/01/45	3,203,180
479,827		FNMA	3.500	01/01/46	513,205
11,615,978		FNMA	4.000	01/01/46	12,660,140
3,499,661		FNMA	3.500	02/01/46	3,739,023
1,967,447		FNMA	4.000	02/01/46	2,145,368
510,907		FNMA	3.500	03/01/46	546,447
1,089,078		FNMA	3.500	04/01/46	1,164,836
3,025,104		FNMA	3.500	06/01/46	3,193,070
19,686,651		FNMA	3.500	07/01/46	20,828,249
13,321,620	h	FNMA	3.500	08/01/46	14,061,286
1,123,214		FNMA	3.500	10/01/46	1,199,965
716,781		FNMA	3.500	10/01/46	767,044
3,000,000	h	FNMA	3.000	10/25/46	3,119,063
783,752		FNMA	3.500	10/25/46	147,198
18,000,000	h	FNMA	3.500	10/25/46	18,995,625
3,000,000	h	FNMA	4.000	10/25/46	3,222,070
930,983		FNMA	3.500	11/01/46	987,097
11,000,000	h	FNMA	3.000	11/25/46	11,410,135
26,000,000	h	FNMA	4.000	11/25/46	27,892,108
7,000,000	h	FNMA	4.500	11/25/46	7,657,825
22,000,000	h	FNMA	3.000	12/25/46	22,774,130
10,889,128		FNMA	3.500	07/01/55	11,493,750
11,510		Government National Mortgage Association (GNMA)	7.500	11/15/23	12,716
2,791		GNMA	7.500	08/15/28	2,817
15,331		GNMA	6.500	12/15/28	17,683
49,935		GNMA	6.500	03/15/29	57,593
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,183		GNMA	8.500%	10/20/30	$18,384
4,292		GNMA	7.000	06/20/31	5,312
118,169		GNMA	5.000	02/15/33	131,717
34,282		GNMA	5.500	07/15/33	39,241
414,546		GNMA	5.000	09/15/33	467,197
4,807,608		GNMA	3.700	10/15/33	5,361,831
69,102		GNMA	5.500	11/20/33	78,224
276,966		GNMA	5.500	02/20/35	314,571
92,001		GNMA	5.500	03/20/35	104,474
34,478		GNMA	6.000	10/20/36	40,073
37,723		GNMA	6.000	01/20/37	44,278
58,460		GNMA	6.000	02/20/37	67,871
49,665		GNMA	5.000	04/15/38	55,800
37,908		GNMA	5.500	07/15/38	42,919
69,283		GNMA	5.500	07/20/38	76,694
27,994		GNMA	6.000	08/20/38	32,078
13,816		GNMA	4.500	02/20/39	15,233
24,413		GNMA	4.500	08/20/41	26,917
72,470		GNMA	4.500	09/20/41	79,973
8,894,139		GNMA	3.500	10/20/42	1,537,713
16,427		GNMA	4.500	01/20/44	18,110
17,780		GNMA	4.500	02/20/44	19,601
231,103		GNMA	4.500	05/20/44	254,957
29,379		GNMA	4.500	05/20/44	32,397
230,774		GNMA	4.500	08/20/44	254,402
239,390		GNMA	4.500	09/20/44	263,779
77,538		GNMA	4.500	10/20/44	85,432
79,066		GNMA	4.500	11/20/44	87,261
146,357		GNMA	4.500	12/20/44	161,435
216,918		GNMA	4.500	02/20/45	238,824
238,017		GNMA	4.500	08/20/45	262,640
288,696		GNMA	4.500	08/20/45	318,549
239,426		GNMA	4.500	12/20/45	264,210
21,343,522		GNMA	3.500	05/20/46	22,700,736
7,775,521		GNMA	4.000	08/20/46	8,360,070
14,000,000	h	GNMA	3.500	10/20/46	14,870,625
23,000,000	h	GNMA	3.000	11/20/46	24,048,926
14,000,000	h	GNMA	3.000	12/20/46	14,610,039
		TOTAL MORTGAGE BACKED			553,811,189

MUNICIPAL BONDS - 4.7%
1,000,000		Anaheim City School District	3.825	08/01/23	1,098,620
2,535,000		California Earthquake Authority	2.805	07/01/19	2,589,731
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,200,250
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	3,034,055
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	5,020,350
1,000,000		Denver City & County School District No	4.242	12/15/37	1,107,100
600,000		Denver Health & Hospital Authority	1.700	12/01/16	599,838
750,000		Denver Health & Hospital Authority	2.250	12/01/17	753,667
5,000,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	5,193,000
600,000		Grant County Public Utility District No 2	5.630	01/01/27	738,486
250,000		Harris County Flood Control District	1.818	10/01/18	254,505
172

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$975,000	Illinois Housing Development Authority	4.105%	07/01/27	$1,022,609
2,430,000	Indiana Finance Authority	3.166	07/01/30	2,500,178
3,000,000	Indiana Finance Authority	3.624	07/01/36	3,092,550
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,364,818
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,343,375
2,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,998,340
3,840,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,796,762
3,000,000	Maine Municipal Bond Bank	3.668	06/01/20	3,199,050
1,250,000	Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,256,962
5,000,000	Maryland Community Development Administration Housing Revenue	3.463	09/01/31	5,040,400
7,440,000	Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,515,144
445,000	Massachusetts Housing Finance Agency	1.602	12/01/16	445,383
360,000	Massachusetts Housing Finance Agency	1.776	06/01/17	360,760
400,000	Massachusetts Housing Finance Agency	1.876	12/01/17	400,712
220,000	Massachusetts Housing Finance Agency	2.807	12/01/19	224,215
1,335,000	Massachusetts Housing Finance Agency	4.786	12/01/32	1,432,321
2,780,000	Michigan Finance Authority	3.610	11/01/32	2,736,104
6,710,000	Michigan Finance Authority	3.585	11/01/35	6,621,092
1,500,000	New Jersey Educational Facilities Authority	2.304	07/01/22	1,492,980
1,415,000	New Jersey Educational Facilities Authority	2.504	07/01/23	1,405,873
2,000,000	New Jersey Educational Facilities Authority	3.459	07/01/32	1,986,580
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,204,720
2,655,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,134,679
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,088,420
3,000,000	New York State Dormitory Authority	3.879	07/01/46	3,063,750
1,500,000	Oklahoma Water Resources Board	2.794	04/01/21	1,591,515
1,690,000	Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,754,997
1,390,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,369,442
1,800,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,787,076
3,535,000	Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,540,656
5,000,000	Regents of the University of California Medical Center Pooled Revenue	3.290	05/15/36	4,936,650
2,000,000	San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,062,340
5,000,000	State of California	4.988	04/01/39	5,422,200
1,000,000	State of Illinois	4.125	01/01/19	1,028,730
10,000,000	State of Illinois	5.100	06/01/33	9,640,000
8,000,000	State of Illinois	5.520	04/01/38	7,864,000
5,000,000	State of Illinois	4.620	06/15/38	5,527,300
640,000	Texas Public Finance Authority	5.250	07/01/17	642,330
1,310,000	Trustees of Boston College	3.519	07/01/21	1,418,403
5,000,000	University of California	1.910	05/15/21	5,078,250
500,000	University of California	2.676	05/15/21	521,415
173

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,420,000		University of California	3.552%	05/15/39	$4,535,583
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	6,453,320
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,931,252
		TOTAL MUNICIPAL BONDS			154,422,838

U.S. TREASURY SECURITIES - 13.1%
11,165,000		United States Treasury Bond	2.875	08/15/45	12,474,710
19,417,300	l	United States Treasury Bond	3.000	11/15/45	22,225,216
27,815,000		United States Treasury Bond	2.500	02/15/46	28,842,848
88,300,000		United States Treasury Bond	2.500	05/15/46	91,687,100
29,000,000		United States Treasury Bond	2.250	08/15/46	28,566,131
241,000		United States Treasury Note	1.125	08/31/21	240,774
825,000		United States Treasury Note	1.125	09/30/21	823,904
75,000,000		United States Treasury Note	1.875	08/31/22	77,399,400
2,030,000		United States Treasury Note	1.625	05/31/23	2,059,817
54,490,000		United States Treasury Note	1.375	06/30/23	54,407,012
37,205,000		United States Treasury Note	1.250	07/31/23	36,824,244
75,000,000		United States Treasury Note	1.375	08/31/23	74,792,025
		TOTAL U.S. TREASURY SECURITIES			430,343,181

		TOTAL GOVERNMENT BONDS			1,241,247,308
		(Cost $1,224,767,404)

STRUCTURED ASSETS - 17.4%

ASSET BACKED - 7.3%
230,752	i	ACE Securities Corp Home Equity Loan Trust	1.260	08/25/35	228,657
		Series - 2005 HE5 (Class M2)
8,960,000		AmeriCredit Automobile Receivables Trust	2.570	07/08/20	9,081,226
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust	2.710	09/08/22	10,056,699
		Series - 2016 3 (Class D)
2,500,000	g,i	Anchorage Capital Ltd	2.220	04/15/27	2,507,338
		Series - 2015 6A (Class A1)
1,789,308	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	1,757,606
		Series - 2005 HE1 (Class M1)
715,722	i	Asset Backed Securities Corp Home Equity Loan Trust	1.230	04/25/35	712,913
		Series - 2005 HE3 (Class M3)
324,013	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	324,069
		Series - 2005 HE7 (Class M2)
1,666,667	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,675,620
		Series - 2011 5A (Class B)
4,520,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	4,533,198
		Series - 2012 3A (Class A)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	6,032,103
		Series - 2012 3A (Class B)
2,699,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,698,099
		Series - 2013 1A (Class A)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	02/20/20	5,097,837
		Series - 2013 2A (Class A)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	06/20/22	3,083,543
		Series - 2016 1A (Class B)
174

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.360%	11/20/22	$5,043,151
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.830	11/20/22	3,528,248
		Series - 2016 2A (Class C)
132,803	i	Bear Stearns Asset Backed Securities Trust	0.965	03/25/35	132,722
		Series - 2005 AQ1 (Class M1)
1,961,026	i	Bear Stearns Asset Backed Securities Trust	1.015	07/25/35	1,934,707
		Series - 2005 SD3 (Class 1A)
1,796,252	i	Bear Stearns Asset Backed Securities Trust	0.925	02/25/36	1,726,379
		Series - 2006 EC2 (Class M1)
5,000,000	g,i	BlueMountain Ltd	2.231	11/20/24	5,002,500
		Series - 2012 2A (Class A1)
2,750,000	g,i	Callidus Debt Partners Ltd	6.715	10/23/21	2,655,512
		Series - 2007 6A (Class D)
5,000,000	g,i	Canyon Capital	2.253	12/15/20	4,753,722
		Series - 2006 1A (Class D)
1,100,000		Capital Auto Receivables Asset Trust	3.160	11/20/20	1,119,110
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust	2.420	06/21/21	2,256,695
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust	3.160	11/20/23	3,049,845
		Series - 2016 2 (Class D)
1,683,948	g	Capital Automotive REIT	4.700	07/15/42	1,716,450
		Series - 2012 1A (Class A)
5,000,000	g	Capital Automotive REIT	3.660	10/15/44	5,003,647
		Series - 2014 1A (Class A)
10,064,619	g,i	CBRE Realty Finance	0.957	04/07/52	3,637,926
		Series - 2007 1A (Class A2)
1,804,315	i,m	CCR, Inc	0.963	07/10/17	1,794,020
		Series - 2010 CX (Class C)
833,333	g	CCR, Inc	4.750	07/10/22	859,303
		Series - 2012 CA (Class C)
91,246		Centex Home Equity	5.540	01/25/32	91,002
		Series - 2002 A (Class AF6)
434,977	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	433,261
		Series - 2002 S4 (Class A5)
4,925,000	g	DB Master Finance LLC	3.262	02/20/45	4,950,610
		Series - 2015 1A (Class A2I)
4,102,438	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	4,218,856
		Series - 2012 1A (Class A2)
1,985,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,003,609
		Series - 2015 1A (Class A2I)
893,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	910,043
		Series - 2015 1A (Class A2II)
898,204	i	First Frankin Mortgage Loan Trust	0.765	01/25/36	891,500
		Series - 2006 FF1 (Class 2A3)
180,262	g,i	GMAC Mortgage Corp Loan Trust	1.274	02/25/31	179,083
		Series - 2004 VF1 (Class A1)
1,225,993	i	GSAMP Trust	0.980	05/25/34	1,138,975
		Series - 2004 HE1 (Class M1)
3,043,007	i	GSAMP Trust	0.607	02/25/36	2,986,040
		Series - 2006 NC1 (Class A2)
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000	i	GSAMP Trust	1.015%	07/25/45	$4,831,356
		Series - 2005 HE4 (Class M2)
4,020,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,006,491
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,019,864
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC	3.110	07/25/20	6,024,124
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC	4.430	07/25/20	2,014,064
		Series - 2016 3A (Class C)
3,414,345	i	Home Equity Mortgage Loan Asset-Backed Trust	0.895	10/25/35	3,361,841
		Series - 2005 C (Class AII3)
2,725,953	i	Lehman XS Trust	1.085	08/25/35	2,628,256
		Series - 2005 2 (Class 1A1)
510,461	i	Lehman XS Trust	0.775	02/25/36	486,007
		Series - 2006 1 (Class 1A1)
2,449,534	i	MASTR Asset Backed Securities Trust	0.605	10/25/35	2,426,290
		Series - 2005 HE2 (Class M1)
1,125,000	i	MASTR Asset Backed Securities Trust	5.648	11/25/35	1,110,249
		Series - 2005 AB1 (Class A4)
3,843,160	g	MVW Owner Trust	2.640	12/20/33	3,833,429
		Series - 2016 1A (Class B)
5,000,000	g,h,i	Navistar Financial Dealer Note Master Owner Trust II	2.146	09/27/21	5,000,000
		Series - 2016 1 (Class A)
1,136,610		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,158,192
		Series - 2002 C (Class A1)
864,333	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	867,811
		Series - 2016 1A (Class A)
5,000,000	g	OneMain Financial Issuance Trust	3.190	03/18/26	5,050,770
		Series - 2015 1A (Class A)
740,850	g	Orange Lake Timeshare Trust	3.030	07/09/29	742,893
		Series - 2014 AA (Class B)
1,339,656	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.305	01/25/36	1,333,642
		Series - 2005 WCH1 (Class M2)
469,293	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	471,519
		Series - 2004 2 (Class AF4)
41,271	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	42,379
		Series - 2003 RZ5 (Class A7)
33,624	i	Residential Asset Securities Corp	6.489	10/25/30	34,271
		Series - 2001 KS2 (Class AI6)
2,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	2,969,358
		Series - 2005 HI3 (Class M5)
81,639	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	82,073
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	3,659,772
		Series - 2006 HI1 (Class M2)
1,000,000	g,i	Sanders Re Ltd	4.274	05/05/17	1,008,000
		Series - 2013 144A (Class )
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	804,039
		Series - 2015 5 (Class B)
4,000,000		Santander Drive Auto Receivables Trust	2.660	11/15/21	4,062,034
		Series - 2016 2 (Class C)
176

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		Santander Drive Auto Receivables Trust	2.740%	12/15/21	$811,501
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	5,129,859
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust	3.390	04/15/22	3,926,442
		Series - 2016 2 (Class D)
257,104	i	Saxon Asset Securities Trust	6.120	11/25/30	274,510
		Series - 2002 2 (Class AF6)
1,043,224	i	Securitized Asset Backed Receivables LLC	0.747	10/25/35	1,033,755
		Series - 2005 OP2 (Class A2C)
11,218	i	Securitized Asset Backed Receivables LLC	0.825	10/25/35	11,211
		Series - 2006 OP1 (Class A2C)
90,787	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	91,158
		Series - 2012 2A (Class B)
1,148,942	g	Sierra Timeshare Receivables Funding LLC	2.430	06/20/32	1,151,346
		Series - 2015 2A (Class A)
4,518,653	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	4,542,231
		Series - 2015 3A (Class A)
1,149,785	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,161,260
		Series - 2015 3A (Class B)
4,516,257	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	4,516,565
		Series - 2016 2A (Class A)
4,516,257	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	4,515,851
		Series - 2016 2A (Class B)
790,862	g	SolarCity LMC	4.800	11/20/38	769,175
		Series - 2013 1 (Class A)
880,351	g	SolarCity LMC	4.590	04/20/44	856,299
		Series - 2014 1 (Class A)
1,380,733	g	SolarCity LMC	4.020	07/20/44	1,299,712
		Series - 2014 2 (Class A)
4,575,503	g	SpringCastle America Funding LLC	2.700	05/25/23	4,590,266
		Series - 2014 AA (Class A)
7,000,000	g,h	SpringCastle America Funding LLC	3.050	04/25/29	7,052,500
		Series - 2016 AA (Class A)
2,090,065	i	Structured Asset Securities Corp Mortgage Loan Trust	2.023	04/25/35	1,968,866
		Series - 2005 7XS (Class 2A1A)
937,681	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	936,495
		Series - 2006 WF1 (Class A5)
8,000,000	g	Taco Bell Funding LLC	3.832	05/25/46	8,112,352
		Series - 2016 1A (Class A2I)
4,000,000	g,i	Vitality Re IV Ltd	3.024	01/09/17	3,998,800
		Series - 2013 IV B (Class )
2,500,000	g,i	Voya Ltd	1.865	04/25/25	2,487,939
		Series - 2013 2A (Class A1)
349,946	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	355,160
		Series - 2006 N1 (Class N1)
61,287	g,i	Wachovia Loan Trust	0.885	05/25/35	60,146
		Series - 2005 SD1 (Class A)
6,930,000	g	Wendys Funding LLC	3.371	06/15/45	6,960,589
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			238,448,536
177

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 10.1%
$2,498,088	i	Adjustable Rate Mortgage Trust	1.575%	05/25/35	$2,320,418
		Series - 2005 1 (Class 5M1)
3,526,498	i	American Home Mortgage Investment Trust	2.592	10/25/34	3,433,749
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.854	05/10/45	992,493
		Series - 2006 2 (Class C)
6,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	6,010,088
		Series - 2006 6 (Class B)
10,000,000		Banc of America Commercial Mortgage Trust	3.019	06/15/49	10,483,233
		Series - 2016 UB10 (Class ASB)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,599,646
		Series - 2007 4 (Class E)
7,500,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	7,025,840
		Series - 2007 5 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	702,167
		Series - 2007 4 (Class D)
2,174,077	g,i	Banc of America Large Loan, Inc	6.154	02/15/51	2,178,857
		Series - 2010 UB3 (Class A4B3)
2,226,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.087	09/11/42	2,249,758
		Series - 2007 T28 (Class AJ)
10,000,000		CD Mortgage Trust	2.622	08/10/49	10,256,924
		Series - 2016 CD1 (Class ASB)
407,726		Citicorp Mortgage Securities, Inc	5.500	07/25/35	393,701
		Series - 2005 4 (Class 1A7)
10,000,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	10,410,206
		Series - 2016 C1 (Class AAB)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,581,310
		Series - 2007 C3 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	372,725
		Series - 2007 C3 (Class AM)
5,000,000	g,i	COMM Mortgage Trust	1.208	12/10/49	4,820,019
		Series - 2007 C9 (Class AJFL)
237,825	i	Commercial Mortgage Trust	5.238	04/10/37	237,655
		Series - 2005 GG5 (Class AJ)
4,265,000	i	Commercial Mortgage Trust	6.147	12/10/49	4,188,824
		Series - 2007 GG11 (Class B)
4,241,571	i	Connecticut Avenue Securities	2.025	07/25/25	4,251,624
		Series - 2015 C03 (Class 1M1)
1,073,485		Countrywide Alternative Loan Trust	5.000	04/25/20	1,068,074
		Series - 2005 6CB (Class 2A1)
1,036,276	i	Countrywide Alternative Loan Trust	0.766	07/20/35	920,870
		Series - 2005 24 (Class 4A1)
1,171,196	i	Countrywide Home Loan Mortgage Pass Through Trust	2.929	11/20/34	1,118,370
		Series - 2004 HYB6 (Class A2)
143,469		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	141,684
		Series - 2005 17 (Class 1A10)
700,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	700,679
		Series - 2006 K1A (Class H)
2,368,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	2,370,794
		Series - 2006 K1A (Class J)
90,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	90,349
		Series - 2007 C4 (Class A1AJ)
178

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949%	09/15/39	$6,026,212
		Series - 2007 C4 (Class AJ)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	10,273,142
		Series - 2007 C4 (Class A1AM)
1,870,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	1,874,395
		Series - 2009 RR1 (Class A3C)
8,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,013,974
		Series - 2007 C2 (Class AJ)
4,853		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	4,851
		Series - 2005 C3 (Class AJ)
2,083,000	g,i	DBUBS Mortgage Trust	5.510	08/10/44	2,361,767
		Series - 2011 LC3A (Class B)
6,509,100		GS Mortgage Securities Trust	5.622	11/10/39	5,219,790
		Series - 2006 GG8 (Class AJ)
1,033,143		GSR Mortgage Loan Trust	6.000	01/25/35	1,043,769
		Series - 2005 1F (Class 3A3)
1,210,456	i	GSR Mortgage Loan Trust	0.715	08/25/46	1,186,440
		Series - 2006 OA1 (Class 2A1)
3,271,726	i	HomeBanc Mortgage Trust	0.662	07/25/35	3,133,054
		Series - 2005 3 (Class A1)
264,468	i	Impac CMB Trust	1.185	03/25/35	243,192
		Series - 2004 11 (Class 2A1)
2,190,440	i	Impac CMB Trust	0.775	05/25/35	1,965,693
		Series - 0 4 (Class 1A1B)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,515,308
		Series - 2005 LDP2 (Class C)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577	07/15/46	344,128
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	10,254,847
		Series - 2016 JP2 (Class ASB)
1,939,466	i	JP Morgan Mortgage Trust	2.869	11/25/33	1,966,586
		Series - 2006 A2 (Class 5A3)
2,500,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	2,496,996
		Series - 2006 C4 (Class B)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,996,045
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,983,788
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,932,313
		Series - 2007 C1 (Class D)
1,121,568		Lehman Mortgage Trust	5.500	11/25/35	1,028,633
		Series - 2005 1 (Class 2A4)
4,403,904	g,i	LVII Resecuritization Trust	3.324	07/25/47	4,453,448
		Series - 2015 A (Class A)
75,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	77,242
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,520,080
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,986,754
		Series - 2005 WMC2 (Class M3)
3,036,739	g,i	Morgan Stanley Capital I Trust	6.252	08/12/41	3,031,564
		Series - 2006 T23 (Class B)
3,700,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,689,682
		Series - 2006 HQ10 (Class AJ)
179

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,040,000	i	Morgan Stanley Capital I Trust	5.832%	07/12/44	$1,039,056
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,826,813
		Series - 2006 HQ9 (Class C)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,490,703
		Series - 2007 HQ12 (Class C)
9,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	8,141,990
		Series - 2007 IQ15 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	10,243,712
		Series - 2016 UB11 (Class ASB)
4,000,000	i	Morgan Stanley Capital I Trust	6.297	12/12/49	3,627,563
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	907,184
		Series - 2007 IQ16 (Class AJA)
2,000,000	g,i	Mountain View CLO II Ltd	1.067	01/12/21	1,949,433
		Series - 2006 2A (Class B)
2,260,135	i	Option One Mortgage Loan Trust	0.950	05/25/34	2,109,715
		Series - 2004 2 (Class M1)
255,669	i	RALI Trust	0.825	01/25/35	244,128
		Series - 2005 QA1 (Class A1)
1,503,976	i	Structured Adjustable Rate Mortgage Loan Trust	0.865	08/25/35	1,451,899
		Series - 2005 16XS (Class A1)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.375	04/25/28	5,154,325
		Series - 2015 DNA3 (Class M2)
1,916,073	i	Structured Agency Credit Risk Debt Note (STACR)	1.775	10/25/28	1,921,096
		Series - 2016 DNA2 (Class M1)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	10/25/28	1,016,279
		Series - 2016 DNA2 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	9.124	03/25/29	3,009,120
		Series - 2016 DNA4 (Class B)
1,171,911	g,i	Terwin Mortgage Trust	1.305	03/25/35	1,141,135
		Series - 2005 3SL (Class M1)
6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.730	12/15/43	5,862,983
		Series - 2007 C30 (Class AMFL)
3,906,041	i	Wachovia Bank Commercial Mortgage Trust	5.784	01/15/45	3,795,988
		Series - 2006 C23 (Class F)
13,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	13,288,468
		Series - 2006 C27 (Class AJ)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	4,415,666
		Series - 2006 C27 (Class B)
4,750,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	2,794,746
		Series - 2007 C34 (Class F)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.139	05/15/46	6,664,962
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	2,955,268
		Series - 2007 C34 (Class B)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	14,890,320
		Series - 2007 C31 (Class AJ)
6,440,000	i	Wachovia Bank Commercial Mortgage Trust	5.839	04/15/47	6,184,143
		Series - 2007 C31 (Class C)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,163,865
		Series - 2007 C32 (Class AMFX)
1,332,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	266,400
		Series - 2007 C32 (Class J)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,644,863
		Series - 2007 C32 (Class B)
180

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$16,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%	06/15/49	$16,319,173
		Series - 2007 C32 (Class AJ)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	40,824
		Series - 2007 C33 (Class AM)
5,012,500	i	Wells Fargo Alternative Loan Trust	1.200	10/25/35	4,679,912
		Series - 2005 2 (Class M1)
		TOTAL OTHER MORTGAGE BACKED			332,785,482

		TOTAL STRUCTURED ASSETS			571,234,018
		(Cost $573,965,478)

		TOTAL BONDS			2,998,538,409
		(Cost $2,953,062,338)

SHORT-TERM INVESTMENTS - 11.1%

GOVERNMENT AGENCY DEBT - 0.1%
4,300,000		Federal Home Loan Bank (FHLB)	0.350	02/06/17	4,295,033
		TOTAL GOVERNMENT AGENCY DEBT			4,295,033

TREASURY DEBT - 11.0%
50,000,000		United States Treasury Bill	0.215	10/20/16	49,995,850
39,600,000		United States Treasury Bill	0.211	12/22/16	39,578,378
86,200,000		United States Treasury Bill	0.282 - 0.295	02/02/17	86,104,577
75,000,000		United States Treasury Bill	0.305 - 0.312	02/09/17	74,908,050
100,000,000		United States Treasury Bill	0.320 - 0.353	03/02/17	99,848,300
7,200,000		United States Treasury Bill	0.392	03/23/17	7,185,485
		TOTAL TREASURY DEBT			357,620,640

		TOTAL SHORT-TERM INVESTMENTS			361,915,673
		(Cost $361,944,129)

		TOTAL INVESTMENTS - 107.1%			3,516,974,164
		(Cost $3,471,413,968)
		OTHER ASSETS & LIABILITIES, NET - (7.1)%			(232,337,909)
		NET ASSETS - 100.0%			$3,284,636,255

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Peso
MXN	Mexican Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $599,216,248 or 18.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
181

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 8.9%

AUTOMOBILES & COMPONENTS - 0.4%
$12,005,429	i	Gates Global LLC	4.250%	07/06/21	$11,814,423
		TOTAL AUTOMOBILES & COMPONENTS			11,814,423

CAPITAL GOODS - 0.5%
12,775,000	i	CHI Overhead Doors, Inc	8.750	07/31/23	12,535,469
4,235,775	i	Plaze, Inc	5.250	07/29/22	4,235,775
		TOTAL CAPITAL GOODS			16,771,244

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
13,275,000	i	SterlingBackcheck	8.750	06/19/23	12,744,000
1,655,629	h,i	USAGM HoldCo LLC	5.500	07/28/22	1,658,212
8,344,371	h,i	USAGM HoldCo LLC	5.500	07/28/22	8,357,388
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			22,759,600

CONSUMER DURABLES & APPAREL - 0.5%
11,257,306	i	Academy Ltd	5.000	07/01/22	10,987,131
6,427,636	i	Otter Products LLC	5.750	06/03/20	5,688,458
		TOTAL CONSUMER DURABLES & APPAREL			16,675,589

CONSUMER SERVICES - 1.4%
500,000	i	Boyd Gaming Corp	3.531	09/15/23	503,500
13,275,000	i	CDS US Intermediate Holdings, Inc	9.250	07/10/23	12,810,375
14,850,000	i	Knowledge Universe Education LLC	6.000	08/13/22	14,883,413
4,752,080	i	Scientific Games International, Inc	6.000	10/18/20	4,765,433
11,529,418	i	Spin Holdco, Inc	4.250	11/14/19	11,468,889
		TOTAL CONSUMER SERVICES			44,431,610

ENERGY - 0.9%
12,456,964	i,q	Arch Coal, Inc	7.500	05/16/18	9,508,774
10,845,000	i	California Resources Corp	11.375	12/31/21	11,380,526
4,900,000	i	Granite Acquisition, Inc	8.250	12/19/22	4,610,067
4,950,000	i	Petrochoice Holdings, Inc	6.000	08/21/22	4,950,000
		TOTAL ENERGY			30,449,367

FOOD & STAPLES RETAILING - 0.4%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,003,760
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,013,750
		TOTAL FOOD & STAPLES RETAILING			13,017,510

INSURANCE - 1.0%
20,493,374	i	Acrisure LLC	6.500	05/19/22	20,531,901
3,731,273	i	AssuredPartners, Inc	5.750	10/21/22	3,746,423
4,800,000	i	Asurion LLC	8.500	03/03/21	4,767,984
182

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,651,084	i	USI, Inc	4.250%	12/27/19	$3,653,822
		TOTAL INSURANCE			32,700,130

MATERIALS - 0.3%
12,000,000	i	Solenis International LP	7.750	07/29/22	11,700,000
		TOTAL MATERIALS			11,700,000

MEDIA - 0.4
5,261,813	i	Neptune Finco Corp	5.000	10/09/22	5,267,285
8,540,906	i	Time, Inc	4.250	04/26/21	8,530,230
		TOTAL MEDIA			13,797,515

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
10,972,500	i	NBTY, Inc	5.000	05/05/23	11,015,073
4,641,224	i	Vizient, Inc	6.250	02/13/23	4,690,560
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			15,705,633

REAL ESTATE - 0.8%
7,850,124	i	DTZ US Borrower LLC	4.250	11/04/21	7,852,557
17,650,000	i	DTZ US Borrower LLC	9.250	11/04/22	17,738,250
		TOTAL REAL ESTATE			25,590,807

SOFTWARE & SERVICES - 0.9%
14,725,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	8,835,000
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,700,000
10,193,135		ProQuest LLC	5.750	10/24/21	10,193,135
		TOTAL SOFTWARE & SERVICES			30,728,135

TELECOMMUNICATION SERVICES - 0.2%
5,693,737	i	Internap Network Services Corp	7.000	11/26/19	5,380,581
		TOTAL TELECOMMUNICATION SERVICES			5,380,581

		TOTAL BANK LOAN OBLIGATIONS			291,522,144
		(Cost $301,522,758)

BONDS - 85.8%

CORPORATE BONDS - 85.8%

AUTOMOBILES & COMPONENTS - 1.5%
2,350,000	g	Adient Global Holdings Ltd	4.875	08/15/26	2,350,000
3,600,000	g	Allison Transmission, Inc	5.000	10/01/24	3,682,440
14,057,000	g	Gates Global LLC	6.000	07/15/22	13,354,150
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,950,469
1,100,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	1,111,000
1,100,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	1,110,307
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,105,500
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,814,250
950,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	966,720
4,140,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	4,290,075
4,057,220	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	4,635,374
3,000,000		Tenneco, Inc	5.000	07/15/26	3,041,250
183

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$825,000	g	ZF North America Capital, Inc	4.500%	04/29/22	$872,437
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,890,000
		TOTAL AUTOMOBILES & COMPONENTS			49,173,972

BANKS - 2.3%
3,500,000	g,i	BNP Paribas S.A.	7.375	12/30/49	3,491,250
9,500,000	i	Citigroup, Inc	6.125	12/30/49	9,880,000
6,700,000	g,i	Credit Agricole S.A.	8.125	12/30/49	7,090,449
3,700,000	i	ING Groep NV	6.000	12/30/49	3,595,937
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,671,500
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,292,094
7,500,000	g,i	Nordea Bank AB	5.500	12/30/49	7,368,750
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,623,150
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,359,280
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,734,801
4,275,000	i	Royal Bank of Scotland Group plc	8.625	12/30/49	4,210,875
10,000,000	g,i	Societe Generale S.A.	7.375	12/30/49	9,800,000
7,750,000	g,i	Societe Generale S.A.	8.000	12/30/49	7,691,875
		TOTAL BANKS			75,809,961

CAPITAL GOODS - 1.7%
3,000,000		Anixter, Inc	5.125	10/01/21	3,138,750
8,250,000	g	Cloud Crane LLC	10.125	08/01/24	8,559,375
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,551,750
3,100,000		Manitowoc Foodservice, Inc	9.500	02/15/24	3,534,000
4,150,000	g	SPX FLOW, Inc	5.625	08/15/24	4,212,250
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,217,437
14,130,000	g	Stena AB	7.000	02/01/24	11,657,250
5,000,000		TransDigm, Inc	6.000	07/15/22	5,275,000
5,000,000		TransDigm, Inc	6.500	07/15/24	5,262,500
4,075,000	g	TransDigm, Inc	6.375	06/15/26	4,227,812
		TOTAL CAPITAL GOODS			54,636,124

COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
2,500,000		AECOM	5.750	10/15/22	2,625,775
6,250,000		AECOM	5.875	10/15/24	6,656,250
1,929,000		Clean Harbors, Inc	5.250	08/01/20	1,986,870
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,123,125
14,770,000	g	Herc Rentals, Inc	7.500	06/01/22	15,286,950
20,315,000	g	Herc Rentals, Inc	7.750	06/01/24	20,873,662
5,268,750	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	2,910,984
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,548,813
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,737,812
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,714,875
15,025,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	12,245,375
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,008,625
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,835,625
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,210,250
16,000,000	g	XPO Logistics, Inc	6.500	06/15/22	16,740,000
3,325,000	g	XPO Logistics, Inc	6.125	09/01/23	3,416,438
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			130,921,429
184

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 1.5%
$2,125,000	g	Hanesbrands, Inc	4.625%	05/15/24	$2,180,781
7,000,000		KB Home	4.750	05/15/19	7,148,750
5,575,000		KB Home	7.000	12/15/21	5,993,125
1,900,000		KB Home	7.625	05/15/23	2,023,500
14,500,000		Lennar Corp	4.750	04/01/21	15,442,500
7,925,000		Orbital ATK, Inc	5.500	10/01/23	8,301,438
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,575,000
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,150,000
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,137,500
1,900,000		Standard Pacific Corp	5.875	11/15/24	2,033,000
		TOTAL CONSUMER DURABLES & APPAREL			49,985,594

CONSUMER SERVICES - 7.0%
6,351,000		ADT Corp	6.250	10/15/21	6,906,712
7,575,000		ADT Corp	3.500	07/15/22	7,290,937
4,000,000	g	Boyd Gaming Corp	6.375	04/01/26	4,290,000
1,750,000		GLP Capital LP	4.375	04/15/21	1,841,875
3,000,000		GLP Capital LP	5.375	04/15/26	3,225,000
3,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	3,060,000
5,000,000		International Game Technology	7.500	06/15/19	5,568,750
9,210,000	g	International Game Technology	5.625	02/15/20	9,774,113
8,035,000	g	International Game Technology	6.250	02/15/22	8,552,293
14,785,000	g	International Game Technology	6.500	02/15/25	15,930,837
2,000,000		MGM Resorts International	5.250	03/31/20	2,130,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,760,000
11,250,000		MGM Resorts International	6.000	03/15/23	12,206,250
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	10,583,125
9,000,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	9,045,000
59,725,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	65,100,250
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,080,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	15,333,750
16,000,000		Scientific Games International, Inc	10.000	12/01/22	14,800,000
3,880,000	g	Six Flags Entertainment Corp	4.875	07/31/24	3,918,800
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,769,963
18,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	18,135,000
		TOTAL CONSUMER SERVICES			230,302,655

DIVERSIFIED FINANCIALS - 5.1%
5,950,000		AerCap Ireland Capital Ltd	5.000	10/01/21	6,351,625
6,500,000		AerCap Ireland Capital Ltd	4.625	07/01/22	6,833,125
4,750,000		Aircastle Ltd	5.000	04/01/23	4,963,750
5,000,000		Ally Financial, Inc	3.250	02/13/18	5,050,000
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,210,000
5,000,000		Ally Financial, Inc	4.125	02/13/22	5,056,250
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,172,500
5,000,000		CIT Group, Inc	3.875	02/19/19	5,106,250
5,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	5,311,768
7,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	7,860,000
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	1,026,285
10,000,000		GMAC, Inc	8.000	11/01/31	12,325,000
11,425,000		Icahn Enterprises LP	5.875	02/01/22	10,968,000
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,670,000
185

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,600,000		International Lease Finance Corp	8.250%	12/15/20	$4,275,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,095,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,543,750
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,829,562
11,325,000		Navient Corp	5.500	01/15/19	11,494,875
13,100,000		Navient Corp	4.875	06/17/19	13,050,875
8,330,000		Navient Corp	6.625	07/26/21	8,392,475
9,500,000		Navient Corp	7.250	09/25/23	9,470,360
8,000,000		Navient Corp	6.125	03/25/24	7,450,000
11,200,000		NewStar Financial, Inc	7.250	05/01/20	11,032,000
		TOTAL DIVERSIFIED FINANCIALS			165,538,450

ENERGY - 14.5%
14,000,000		AmeriGas Finance LLC	7.000	05/20/22	14,805,000
5,925,000		AmeriGas Partners LP	5.625	05/20/24	6,280,500
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,757,500
2,000,000		Ashland, Inc	6.875	05/15/43	2,180,000
1,034,000		California Resources Corp	5.000	01/15/20	622,985
2,183,000		California Resources Corp	5.500	09/15/21	1,156,990
12,155,000	g	California Resources Corp	8.000	12/15/22	8,083,075
4,151,000		California Resources Corp	6.000	11/15/24	1,982,102
9,460,000		Calumet Specialty Products Partners LP	6.500	04/15/21	7,733,550
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	3,702,387
8,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	6,880,000
1,400,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,512,000
12,950,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	10,360,000
7,800,000		Concho Resources, Inc	6.500	01/15/22	8,092,500
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,526,563
4,000,000		Continental Resources, Inc	7.375	10/01/20	4,110,000
3,200,000		Continental Resources, Inc	7.125	04/01/21	3,296,000
6,500,000		Continental Resources, Inc	5.000	09/15/22	6,483,750
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	2,020,000
4,945,000		Crestwood Midstream Partners LP	6.250	04/01/23	5,006,813
1,800,000	g	Denbury Resources, Inc	9.000	05/15/21	1,885,500
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,415,500
4,750,000		Denbury Resources, Inc	5.500	05/01/22	3,408,125
8,750,000		Dynegy, Inc	6.750	11/01/19	8,968,750
5,000,000		Dynegy, Inc	7.375	11/01/22	4,937,500
5,000,000		Dynegy, Inc	7.625	11/01/24	4,910,000
7,000,000		EP Energy LLC	9.375	05/01/20	4,970,000
6,030,000		EP Energy LLC	7.750	09/01/22	3,587,850
8,400,000		EP Energy LLC	6.375	06/15/23	4,998,000
14,900,000		Exterran Partners LP	6.000	04/01/21	13,968,750
9,250,000		Exterran Partners LP	6.000	10/01/22	8,579,375
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	13,630,222
8,480,000		Ferrellgas Partners LP	6.500	05/01/21	7,759,200
7,500,000		Ferrellgas Partners LP	6.750	01/15/22	6,675,000
7,500,000		Ferrellgas Partners LP	6.750	06/15/23	6,600,000
4,375,000		Murphy Oil Corp	6.875	08/15/24	4,524,131
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,628,125
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,097,500
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,609,000
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	11,394,250
186

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,845,000		Oasis Petroleum, Inc	6.875%	01/15/23	$1,757,363
4,800,000	q	Peabody Energy Corp	6.000	11/15/18	1,152,000
5,500,000	q	Peabody Energy Corp	6.500	09/15/20	1,320,000
9,500,000	q	Peabody Energy Corp	6.250	11/15/21	2,280,000
4,750,000	g,q	Peabody Energy Corp	10.000	03/15/22	1,935,625
3,000,000	q	Peabody Energy Corp	4.750	12/15/41	75,000
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,088,030
8,865,000		Precision Drilling Trust	6.625	11/15/20	8,222,288
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,665,075
22,825,000	g	Range Resources Corp	5.750	06/01/21	23,110,313
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,343,188
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,324,550
10,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	11,525,731
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	8,006,250
1,000,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	1,076,250
12,100,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	13,007,500
5,445,000		Sabine Pass LNG LP	6.500	11/01/20	5,635,575
9,000,000		SM Energy Co	6.500	11/15/21	9,202,500
5,850,000		SM Energy Co	6.125	11/15/22	5,850,000
5,795,000		SM Energy Co	6.500	01/01/23	5,852,950
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,452,880
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,327,500
8,000,000	g	Sunoco LP	5.500	08/01/20	8,060,000
8,000,000	g	Sunoco LP	6.250	04/15/21	8,240,000
10,250,000	g	Sunoco LP	6.375	04/01/23	10,531,875
8,000,000		Targa Resources Partners LP	5.000	01/15/18	8,280,000
9,825,000	g,h	Targa Resources Partners LP	5.125	02/01/25	9,837,281
4,350,000		Tesoro Corp	5.375	10/01/22	4,524,000
4,800,000		Tesoro Logistics LP	5.500	10/15/19	5,112,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,060,000
2,450,000		Tesoro Logistics LP	6.125	10/15/21	2,560,250
2,000,000		Tesoro Logistics LP	6.250	10/15/22	2,135,000
2,450,000		Tesoro Logistics LP	6.375	05/01/24	2,627,625
6,300,000		Transocean, Inc	6.000	03/15/18	6,331,500
15,650,000		Transocean, Inc	8.125	12/15/21	14,945,750
1,900,000		Transocean, Inc	5.050	10/15/22	1,524,750
6,220,000		Transocean, Inc	6.800	03/15/38	4,105,200
5,650,000		Whiting Petroleum Corp	5.000	03/15/19	5,466,375
8,000,000		WPX Energy, Inc	7.500	08/01/20	8,460,000
6,750,000		WPX Energy, Inc	6.000	01/15/22	6,665,625
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,408,626
		TOTAL ENERGY			473,224,918

FOOD & STAPLES RETAILING - 1.9%
8,500,000	g	Albertsons Cos LLC	6.625	06/15/24	8,840,000
14,250,000	g	Albertsons Cos LLC	5.750	03/15/25	14,214,375
30,685,000	g	Fresh Market, Inc	9.750	05/01/23	27,386,363
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,446,000
		TOTAL FOOD & STAPLES RETAILING			63,886,738

FOOD, BEVERAGE & TOBACCO - 0.5%
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,686,321
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,825,768
187

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,400,000	g	TreeHouse Foods, Inc	6.000%	02/15/24	$1,506,750
		TOTAL FOOD, BEVERAGE & TOBACCO			15,018,839

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
5,000,000		CHS/Community Health Systems	5.125	08/01/21	4,950,000
4,000,000		CHS/Community Health Systems	6.875	02/01/22	3,440,000
9,935,000	g	Greatbatch Ltd	9.125	11/01/23	9,736,300
575,000		HCA Holdings, Inc	6.250	02/15/21	623,875
10,000,000		HCA, Inc	6.500	02/15/20	11,075,000
13,600,000		HCA, Inc	7.500	02/15/22	15,606,000
1,800,000		HCA, Inc	5.875	03/15/22	1,993,500
13,350,000		HCA, Inc	5.375	02/01/25	13,783,875
19,250,000		HCA, Inc	5.875	02/15/26	20,525,313
5,500,000		HCA, Inc	4.500	02/15/27	5,520,625
900,000		HCA, Inc	7.500	11/06/33	975,375
7,125,000		HealthSouth Corp	5.125	03/15/23	7,107,187
4,625,000		HealthSouth Corp	5.750	11/01/24	4,789,742
4,275,000		Kinetic Concepts, Inc	10.500	11/01/18	4,494,094
5,500,000		Kinetic Concepts, Inc	12.500	11/01/19	5,472,500
1,000,000	g	Kinetic Concepts, Inc	7.875	02/15/21	1,082,500
6,075,000		LifePoint Health, Inc	5.875	12/01/23	6,287,625
3,425,000	g	LifePoint Health, Inc	5.375	05/01/24	3,425,000
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,466,313
7,500,000		Tenet Healthcare Corp	6.750	02/01/20	7,368,750
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,705,875
6,000,000		Tenet Healthcare Corp	8.125	04/01/22	6,000,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,439,375
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			143,868,824

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,764,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,764,000

INSURANCE - 0.3%
8,750,000	g	Onex USI Acquisition Corp	7.750	01/15/21	8,881,250
		TOTAL INSURANCE			8,881,250

MATERIALS - 8.6%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,662,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,654,000
1,900,000		Alcoa, Inc	6.150	08/15/20	2,094,750
6,550,000		Alcoa, Inc	5.400	04/15/21	7,008,500
4,750,000		Alcoa, Inc	5.125	10/01/24	5,052,812
4,750,000		ArcelorMittal	6.500	03/01/21	5,284,375
2,750,000		ArcelorMittal	7.250	02/25/22	3,121,250
3,700,000		ArcelorMittal	8.000	10/15/39	3,996,000
5,700,000		ArcelorMittal	7.750	03/01/41	5,942,250
3,700,000	g	Belden, Inc	5.500	09/01/22	3,857,250
2,000,000	g	Belden, Inc	5.250	07/15/24	2,030,000
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,916,250
17,025,000		Berry Plastics Corp	6.000	10/15/22	17,961,375
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,932,062
20,000,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	23,500,000
188

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$11,400,000	g	Blue Cube Spinco, Inc	10.000%	10/15/25	$13,452,000
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	11,566,538
2,000,000		Crown Americas LLC	4.500	01/15/23	2,082,500
4,500,000	g	CVR Partners LP	9.250	06/15/23	4,348,125
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,500,800
13,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	12,501,250
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	1,044,000
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,360,625
2,500,000		Graphic Packaging International, Inc	4.125	08/15/24	2,515,625
10,450,000		Hexion US Finance Corp	8.875	02/01/18	9,979,750
15,460,000		Hexion US Finance Corp	6.625	04/15/20	13,566,150
13,200,000		Hexion US Finance Corp	9.000	11/15/20	9,586,500
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,306,250
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	12,079,688
1,650,000		PolyOne Corp	5.250	03/15/23	1,707,948
5,000,000	g	Standard Industries, Inc	5.125	02/15/21	5,250,000
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,927,500
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,739,906
650,000		Steel Dynamics, Inc	6.375	08/15/22	684,125
2,850,000	g	Teck Resources Ltd	8.000	06/01/21	3,117,188
6,650,000		Teck Resources Ltd	6.125	10/01/35	6,284,250
9,500,000		Teck Resources Ltd	6.250	07/15/41	9,096,250
13,940,000		Tronox Finance LLC	6.375	08/15/20	12,859,650
13,370,000	g	Univar, Inc	6.750	07/15/23	13,771,100
1,000,000	g	Valvoline, Inc	5.500	07/15/24	1,047,500
3,641,000	g	Westlake Chemical Corp	4.625	02/15/21	3,804,845
3,500,000	g	Westlake Chemical Corp	4.875	05/15/23	3,664,255
1,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	1,678,600
		TOTAL MATERIALS			281,535,792

MEDIA - 10.0%
18,900,000	g	Altice Luxembourg S.A.	7.750	05/15/22	20,175,750
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,762,500
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	5,050,000
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,053,100
20,900,000		CCO Holdings LLC	5.750	01/15/24	22,206,250
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	21,338,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,981,562
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,095,375
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	12,995,287
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	902,400
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,025,075
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,094,125
15,000,000		DISH DBS Corp	6.750	06/01/21	16,162,500
6,550,000		DISH DBS Corp	5.875	07/15/22	6,746,500
4,030,000		DISH DBS Corp	5.000	03/15/23	3,919,175
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,272,344
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,456,000
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,484,687
9,450,000	g	Gray Television, Inc	5.875	07/15/26	9,520,875
825,000		Match Group, Inc	6.375	06/01/24	895,125
7,000,000	g	National CineMedia LLC	5.750	08/15/26	7,262,500
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	16,440,937
189

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$16,150,000	g	Neptune Finco Corp	10.875%	10/15/25	$18,895,500
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,260,938
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,340,000
9,650,000	g	Numericable-SFR S.A.	7.375	05/01/26	9,864,134
850,000		Outfront Media Capital LLC	5.250	02/15/22	884,000
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,404,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,734,750
750,000		Regal Entertainment Group	5.750	02/01/25	755,625
8,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	8,646,792
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,322,750
5,138,000		Starz LLC	5.000	09/15/19	5,212,501
18,000,000	g	Time, Inc	5.750	04/15/22	17,685,000
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,318,380
5,000,000	g	Univision Communications, Inc	5.125	05/15/23	5,062,500
4,300,000	g	Univision Communications, Inc	5.125	02/15/25	4,326,875
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,502,063
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	6,090,000
		TOTAL MEDIA			327,145,875

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
2,577,000	g	Endo Finance LLC	7.250	01/15/22	2,473,920
2,375,000	g	Endo Finance LLC	5.375	01/15/23	2,101,875
6,700,000	g	Endo Finance LLC	6.500	02/01/25	5,921,125
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,780,469
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	6,607,800
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,548,125
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,805,000
2,700,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,632,500
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,186,625
3,000,000	g	VRX Escrow Corp	5.875	05/15/23	2,593,290
4,250,000	g	VRX Escrow Corp	6.125	04/15/25	3,660,313
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			41,311,042

REAL ESTATE - 0.6%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	6,536,250
3,800,000		Communications Sales & Leasing, Inc	8.250	10/15/23	3,988,062
2,975,000		Equinix, Inc	4.875	04/01/20	3,082,844
2,375,000		Equinix, Inc	5.375	01/01/22	2,511,562
3,975,000		Equinix, Inc	5.875	01/15/26	4,273,125
		TOTAL REAL ESTATE			20,391,843

RETAILING - 3.1%
20,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	21,840,000
9,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	9,759,250
3,440,000		Dollar Tree, Inc	5.750	03/01/23	3,702,300
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,278,034
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	6,032,000
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,580,000
6,650,000		L Brands, Inc	6.875	11/01/35	7,248,500
9,550,000		L Brands, Inc	6.750	07/01/36	10,272,171
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	18,297,950
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,698,350
7,145,000		Penske Automotive Group, Inc	5.500	05/15/26	7,127,138
190

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Sonic Automotive, Inc	7.000%	07/15/22	$5,275,000
		TOTAL RETAILING			99,110,693

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
5,000,000		Micron Technology, Inc	5.500	02/01/25	4,900,000
4,500,000	g	Micron Technology, Inc	5.625	01/15/26	4,331,250
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,879,598
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			14,110,848

SOFTWARE & SERVICES - 2.6%
9,500,000	g	First Data Corp	7.000	12/01/23	10,046,250
4,500,000	g	First Data Corp	5.000	01/15/24	4,567,500
6,750,000	g	First Data Corp	5.750	01/15/24	6,935,625
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,030,000
4,000,000	g	IMS Health, Inc	5.000	10/15/26	4,160,000
6,350,000		NCR Corp	5.875	12/15/21	6,683,375
4,750,000		NCR Corp	6.375	12/15/23	5,023,125
5,000,000	g	Open Text Corp	5.625	01/15/23	5,100,000
9,600,000	g	Open Text Corp	5.875	06/01/26	10,044,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	4,007,250
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,035,000
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	13,615,000
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,841,000
		TOTAL SOFTWARE & SERVICES			83,088,125

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,622,500
23,700,000	g	CommScope, Inc	6.000	06/15/25	25,270,125
6,650,000	g	Diamond Finance Corp	5.875	06/15/21	7,065,625
4,750,000	g	Diamond Finance Corp	5.450	06/15/23	5,087,378
6,575,000	g	Diamond Finance Corp	7.125	06/15/24	7,231,231
4,750,000	g	Diamond Finance Corp	6.020	06/15/26	5,210,384
4,750,000	g	Diamond Finance Corp	8.350	07/15/46	5,690,016
5,000,000	g	NXP BV	4.125	06/01/21	5,356,250
8,000,000	g	NXP BV	4.625	06/15/22	8,640,000
8,075,000	g	NXP BV	4.625	06/01/23	8,832,031
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,957,813
9,500,000	g	Western Digital Corp	7.375	04/01/23	10,426,250
3,575,000		Zebra Technologies Corp	7.250	10/15/22	3,878,875
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			101,268,478

TELECOMMUNICATION SERVICES - 6.6%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	10,022,500
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,643,187
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,115,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,427,500
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,482,500
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,550,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,530,000
9,400,000		Frontier Communications Corp	8.500	04/15/20	10,163,750
14,095,000		Frontier Communications Corp	8.875	09/15/20	15,204,981
4,750,000		Frontier Communications Corp	10.500	09/15/22	5,035,000
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,007,313
191

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,225,000		Frontier Communications Corp	11.000%	09/15/25	$5,447,063
8,257,000		Sprint Capital Corp	6.875	11/15/28	7,771,901
8,525,000		Sprint Capital Corp	8.750	03/15/32	8,727,469
17,075,000		Sprint Corp	7.250	09/15/21	17,160,375
6,900,000		Sprint Corp	7.875	09/15/23	6,969,000
1,900,000		Sprint Corp	7.625	02/15/25	1,881,000
10,000,000	g	Sprint Nextel Corp	9.000	11/15/18	11,025,000
11,400,000	g	Sprint Nextel Corp	7.000	03/01/20	12,283,500
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,508,041
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	5,046,875
15,600,000		T-Mobile USA, Inc	6.731	04/28/22	16,380,000
525,000		T-Mobile USA, Inc	6.836	04/28/23	564,375
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,762,742
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,485,550
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,558,125
14,250,000		Windstream Corp	7.750	10/01/21	14,178,750
2,000,000		Windstream Corp	7.500	04/01/23	1,910,000
		TOTAL TELECOMMUNICATION SERVICES			214,841,497

TRANSPORTATION - 2.5%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	12,170,500
10,150,000	g	Bombardier, Inc	5.500	09/15/18	10,302,250
5,700,000	g	Bombardier, Inc	7.750	03/15/20	5,824,687
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,038,750
7,825,000	g	Bombardier, Inc	6.125	01/15/23	6,944,688
14,800,000	g	Bombardier, Inc	7.500	03/15/25	13,616,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,849,563
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	7,616,000
14,000,000	g	KLX, Inc	5.875	12/01/22	14,490,000
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,087,500
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,971,000
		TOTAL TRANSPORTATION			82,910,938

UTILITIES - 2.2%
11,145,000		AES Corp	7.375	07/01/21	12,761,025
2,000,000		AES Corp	5.500	04/15/25	2,060,000
8,522,000	g	Calpine Corp	7.875	01/15/23	9,001,362
11,400,000	g	Calpine Corp	5.250	06/01/26	11,542,500
14,250,000		NGL Energy Partners LP	5.125	07/15/19	13,395,000
1,738,000		NRG Energy, Inc	7.875	05/15/21	1,816,210
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,075,000
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,817,500
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,105,000
		TOTAL UTILITIES			69,573,597

		TOTAL CORPORATE BONDS			2,801,301,482
		(Cost $2,793,581,055)

		TOTAL BONDS			2,801,301,482
		(Cost $2,793,581,055)
192

TIAA-CREF FUNDS - High-Yield Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 6.0%

GOVERNMENT AGENCY DEBT - 1.2%
$11,650,000	Federal Home Loan Bank (FHLB)	0.100%	10/03/16	$11,650,000
20,550,000	FHLB	0.070	10/07/16	20,549,568
6,225,000	FHLB	0.250	11/18/16	6,223,251
	TOTAL GOVERNMENT AGENCY DEBT			38,422,819

TREASURY DEBT - 4.8%
50,575,000	United States Treasury Bill	0.238 - 0.242	10/06/16	50,574,545
20,150,000	United States Treasury Bill	0.226 - 0.227	10/13/16	20,149,093
24,230,000	United States Treasury Bill	0.210	10/20/16	24,227,989
19,000,000	United States Treasury Bill	0.296	11/17/16	18,995,839
42,540,000	United States Treasury Bill	0.291	12/08/16	42,525,579
	TOTAL TREASURY DEBT			156,473,045

	TOTAL SHORT-TERM INVESTMENTS			194,895,864
	(Cost $194,881,047)

	TOTAL INVESTMENTS - 100.7%			3,287,719,490
	(Cost $3,289,984,860)
	OTHER ASSETS & LIABILITIES, NET - (0.7)%			(22,634,461)
	NET ASSETS - 100.0%			$3,265,085,029

Abbreviation(s):

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $1,288,912,145 or 39.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default

193

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 97.8%

GOVERNMENT BONDS - 97.8%

AGENCY SECURITIES - 1.7%
$2,830,548		HNA 2015 LLC	2.369	09/18/27	$2,898,277
10,050,000		Montefiore Medical Center	2.895	04/20/32	10,095,466
3,500,000		Private Export Funding Corp (PEFCO)	2.300%	09/15/20	3,634,022
3,000,000		PEFCO	3.250	06/15/25	3,294,714
4,375,000		Tunisia Government AID Bonds	1.416	08/05/21	4,393,594
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,056,685
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	15,090,735
		TOTAL AGENCY SECURITIES			42,463,493

MORTGAGE BACKED - 0.3%
6,730,651		Government National Mortgage Association (GNMA)	3.700	10/15/33	7,506,564
		TOTAL MORTGAGE BACKED			7,506,564

U.S. TREASURY SECURITIES - 95.8%
38,927,542	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	39,035,994
8,660,006	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	8,928,804
31,668,740	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,647,589
136,279,990	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	137,777,980
32,728,696	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,117,342
37,435,031	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	39,875,908
172,546,080	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	175,505,935
35,967,526	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,630,922
64,825,312	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	68,853,298
157,233,510	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	160,346,419
82,314,121	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	87,990,586
77,099,612	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	82,081,943
108,648,870	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	110,947,011
87,485,351	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	91,899,424
96,772,149	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	98,806,881
104,652,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	107,210,114
68,812,920	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	69,950,948
65,150,190	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	67,571,106
74,003,668	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	77,711,473
81,083,200	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	82,356,612
52,835,640	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	53,879,989
71,948,842	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	85,841,588
87,275,380	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	90,257,056
40,513,200	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	42,665,302
71,607,172	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	84,214,760
49,196,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	49,805,538
39,390,757	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	48,373,701
194

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$50,000,493	k	United States Treasury Inflation Indexed Bonds	1.750%	01/15/28	$58,626,227
34,317,848	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	47,466,114
36,082,093	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	45,891,695
32,188,893	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	46,466,341
5,000,000		United States Treasury Note	1.000	12/31/17	5,017,190
5,040,000		United States Treasury Note	0.875	04/15/19	5,043,150
4,960,000		United States Treasury Note	0.875	05/15/19	4,962,133
11,000,000		United States Treasury Note	1.125	06/30/21	10,987,966
25,000,000		United States Treasury Note	1.125	07/31/21	24,965,825
9,150,000		United States Treasury Note	1.125	08/31/21	9,141,417
10,000,000		United States Treasury Note	2.125	12/31/22	10,464,840
9,250,000		United States Treasury Note	1.500	08/15/26	9,166,537
		TOTAL U.S. TREASURY SECURITIES			2,345,483,658

		TOTAL GOVERNMENT BONDS			2,395,453,715
		(Cost $2,301,933,352)

		TOTAL BONDS			2,395,453,715
		(Cost $2,301,933,352)

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.9%
2,300,000		Federal Home Loan Bank (FHLB)	0.100	10/03/16	2,300,000
16,660,000		FHLB	0.220	10/17/16	16,658,768
1,875,000		FHLB	0.270	10/24/16	1,874,793
		TOTAL GOVERNMENT AGENCY DEBT			20,833,561

TREASURY DEBT - 1.0%
25,770,000		United States Treasury Bill	0.238 - 0.242	10/06/16	25,769,768
		TOTAL TREASURY DEBT			25,769,768

		TOTAL SHORT-TERM INVESTMENTS			46,603,329
		(Cost $46,602,177)

		TOTAL INVESTMENTS - 99.7%			2,442,057,044
		(Cost $2,348,535,529)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			7,488,874
		NET ASSETS - 100.0%			$2,449,545,918

Abbreviation(s):

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

195

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.2%

CAPITAL GOODS - 0.1%
$1,751,258	i	TransDigm, Inc	3.838%	02/28/20	$1,750,523
		TOTAL CAPITAL GOODS			1,750,523

CONSUMER DURABLES & APPAREL - 0.1%
591,000	i	Hanesbrands, Inc	3.250	04/29/22	593,955
175,000	i	Samsonite IP Holdings Sarl	4.000	05/15/23	176,477
		TOTAL CONSUMER DURABLES & APPAREL			770,432

CONSUMER SERVICES - 0.6%
544,418	i	ARAMARK Corp	3.338	09/07/19	547,483
1,488,550	i	ARAMARK Corp	3.250	02/24/21	1,496,930
225,366	i	Hilton Worldwide	3.500	10/26/20	226,493
2,303,860	i	Hilton Worldwide Finance LLC	3.097	10/25/23	2,316,462
3,149,625	h,i	KFC Holding Co	3.281	06/16/23	3,169,310
1,140,617	i	La Quinta Intermediate Holdings LLC	3.750	04/14/21	1,138,484
1,088,750	i	Pinnacle Entertainment, Inc	3.750	04/28/23	1,094,194
423,938	i	Prime Security Services Borrower LLC	4.750	05/02/22	427,778
		TOTAL CONSUMER SERVICES			10,417,134

DIVERSIFIED FINANCIALS - 0.2%
2,000,000	i	International Lease Finance Corp	3.588	03/06/21	2,013,340
497,453	i	TransUnion LLC	3.588	04/09/21	498,696
		TOTAL DIVERSIFIED FINANCIALS			2,512,036

FOOD & STAPLES RETAILING - 0.2%
3,000,000	h,i	Pinnacle Foods Finance LLC	3.275	01/13/23	3,021,750
		TOTAL FOOD & STAPLES RETAILING			3,021,750

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
884,808	i	Capsugel Holdings US, Inc	4.000	07/31/21	889,046
1,756,471	i	CHS/Community Health Systems	4.083	12/31/18	1,745,932
126,678	i	CHS/Community Health Systems	4.000	01/27/21	124,271
2,947,236	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,960,499
755,696	i	HCA, Inc	3.774	03/18/23	764,077
1,024,246	i	HCA, Inc	3.588	02/15/24	1,033,208
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,517,033

MATERIALS - 0.2%
800,000	i	American Builders & Contractors Supply Co, Inc	3.500	09/23/23	802,200
1,500,000	i	Versum Materials, Inc	3.250	09/20/23	1,506,255
1,606,609	i	WR Grace & Co-Conn	2.759	02/03/21	1,607,107
		TOTAL MATERIALS			3,915,562
196

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MEDIA - 0.9%
$2,954,771	i	AMC Entertainment, Inc	4.000%	12/15/22	$2,980,625
2,587,500	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	2,595,262
1,990,000	i	Charter Communications Operating LLC	3.250	08/24/21	1,996,965
2,987,312	i	CSC Holdings LLC	3.750	09/09/24	2,992,540
2,000,000	h,i	EMI Music	4.000	08/19/22	2,005,320
1,365,199	i	Nielsen Finance LLC	3.513	04/15/21	1,367,192
289,275	i	Univision Communications, Inc	4.000	03/01/20	289,698
981,660	i	Univision Communications, Inc	4.000	03/01/20	983,348
		TOTAL MEDIA			15,210,950

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
331,794	i	Valeant Pharmaceuticals International, Inc	5.500	04/01/22	332,657
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			332,657

RETAILING - 0.3%
3,969,072	i	Avis Budget Car Rental LLC	3.340	03/15/22	3,992,887
994,962	i	PetSmart, Inc	4.250	03/11/22	996,106
		TOTAL RETAILING			4,988,993

SOFTWARE & SERVICES - 0.2%
2,947,103	i	IMS Health, Inc	3.500	03/17/21	2,953,410
		TOTAL SOFTWARE & SERVICES			2,953,410

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,125,000	i	Abacus Innovations Corp	3.274	08/16/23	2,135,625
1,737,402	i	Avago Technologies Cayman Finance Ltd	3.524	02/01/23	1,757,191
1,806,750	i	CommScope, Inc	3.750	12/29/22	1,821,999
1,964,646	i	GXS Group, Inc	3.250	01/16/21	1,972,014
2,939,431	i	NXP BV	3.250	01/10/20	2,947,309
53,320	i	NXP BV	3.405	12/07/20	53,507
985,006	i	Sensata Technologies BV	3.000	10/14/21	988,523
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			11,676,168

TRANSPORTATION - 0.1%
2,000,000	i	American Airlines, Inc	3.250	10/10/21	2,001,780
		TOTAL TRANSPORTATION			2,001,780

UTILITIES - 0.1%
987,500	i	Calpine Corp	3.590	05/27/22	989,633
1,000,000	h,i	Calpine Corp	3.590	05/31/23	1,003,210
		TOTAL UTILITIES			1,992,843

		TOTAL BANK LOAN OBLIGATIONS			69,061,271
		(Cost $68,778,275)

BONDS - 91.6%

CORPORATE BONDS - 38.1%

AUTOMOBILES & COMPONENTS - 0.2%
1,125,000	g	Hyundai Capital America	2.400	10/30/18	1,140,534
197

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,175,000	g	Hyundai Capital America	2.000%	07/01/19	$1,181,411
1,000,000	g	Hyundai Capital America	1.750	09/27/19	995,319
		TOTAL AUTOMOBILES & COMPONENTS			3,317,264

BANKS - 12.7%
825,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	826,143
3,400,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,519,000
1,000,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,042,500
788,000	g	Bank Nederlandse Gemeenten NV	1.375	09/27/17	791,310
3,000,000	g	Bank Nederlandse Gemeenten NV	1.250	10/29/18	3,009,912
9,350,000		Bank of America Corp	2.000	01/11/18	9,392,805
10,000,000		Bank of America NA	1.650	03/26/18	10,041,200
5,000,000		Bank of America NA	1.750	06/05/18	5,030,490
5,125,000		Bank of Montreal	1.500	07/18/19	5,113,781
13,000,000		Bank of Nova Scotia	1.875	04/26/21	13,089,570
5,000,000	g	Bank of Nova Scotia	1.875	09/20/21	5,028,565
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,003,971
5,000,000		BB&T Corp	1.350	10/01/17	5,001,590
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,528,000
2,000,000	g	Caixa Economica Federal	2.375	11/06/17	1,977,760
3,835,000		Capital One Bank USA NA	1.150	11/21/16	3,836,120
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,501,719
6,750,000		Citigroup, Inc	1.300	11/15/16	6,751,303
7,000,000		Citigroup, Inc	1.800	02/05/18	7,017,458
2,000,000		Citigroup, Inc	1.700	04/27/18	2,002,106
300,000		Citizens Financial Group, Inc	2.375	07/28/21	301,072
3,000,000		Deutsche Bank AG	1.875	02/13/18	2,913,930
5,000,000	g	Dexia Credit Local S.A.	1.875	03/28/19	5,027,605
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	5,057,480
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,502,235
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,701,928
5,000,000		Huntington National Bank	1.300	11/20/16	5,001,660
6,500,000		JPMorgan Chase & Co	1.700	03/01/18	6,519,610
3,500,000		KeyBank NA	2.350	03/08/19	3,565,719
2,000,000		PNC Bank NA	1.125	01/27/17	2,000,120
5,000,000		PNC Bank NA	1.500	02/23/18	5,015,270
3,800,000		PNC Bank NA	1.850	07/20/18	3,832,931
5,000,000		Royal Bank of Canada	2.000	12/10/18	5,061,215
5,000,000		Royal Bank of Canada	1.500	07/29/19	4,993,335
10,000,000		Royal Bank of Canada	1.875	02/05/20	10,106,110
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	11,002,629
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	8,004,264
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	4,024,348
1,000,000		SunTrust Banks, Inc	1.350	02/15/17	1,000,341
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,044,132
10,000,000		Toronto-Dominion Bank	1.450	09/06/18	10,001,770
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,511,550
1,500,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,465,961
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	501,095
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,005,250
500,000		Union Bank NA	2.125	06/16/17	503,563
500,000		US Bancorp	1.650	05/15/17	501,454
5,000,000		US Bank NA	1.100	01/30/17	5,000,790
198

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Wells Fargo Bank NA	1.650%	01/22/18	$5,014,365
5,000,000		Westpac Banking Corp	1.600	08/19/19	4,998,760
		TOTAL BANKS			210,685,795

CAPITAL GOODS - 1.5%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,004,257
475,000		Caterpillar, Inc	1.500	06/26/17	476,667
2,000,000		Eaton Corp	1.500	11/02/17	2,005,138
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,000,054
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,002,454
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,002,122
3,200,000		John Deere Capital Corp	1.600	07/13/18	3,218,349
1,225,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,235,884
1,025,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	1,046,930
2,000,000		Pentair Finance S.A.	2.900	09/15/18	2,027,930
5,000,000	g	Siemens Financieringsmaatschappij NV	1.300	09/13/19	4,970,995
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	2,003,034
500,000		United Technologies Corp	1.800	06/01/17	502,443
		TOTAL CAPITAL GOODS			24,496,257

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
4,400,000		Air Lease Corp	2.125	01/15/18	4,422,000
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	3,024,726
10,000,000	g	Daimler Finance North America LLC	1.500	07/05/19	9,944,610
5,000,000		Visa, Inc	1.200	12/14/17	5,011,335
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			22,402,671

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,059,634
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	2,053,711
1,925,000		Newell Rubbermaid, Inc	2.600	03/29/19	1,968,780
		TOTAL CONSUMER DURABLES & APPAREL			5,082,125

CONSUMER SERVICES - 0.5%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,002,993
2,500,000		Walt Disney Co	0.875	05/30/17	2,499,163
5,000,000		Walt Disney Co	1.650	01/08/19	5,057,530
		TOTAL CONSUMER SERVICES			8,559,686

DIVERSIFIED FINANCIALS - 4.8%
500,000		American Express Centurion Bank	6.000	09/13/17	521,491
3,000,000		American Express Credit Corp	1.550	09/22/17	3,004,032
3,400,000		American Express Credit Corp	1.875	11/05/18	3,427,649
7,500,000		American Honda Finance Corp	1.200	07/12/19	7,455,525
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	999,033
1,000,000		BNP Paribas S.A.	1.375	03/17/17	1,000,597
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,691,068
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,284,323
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	860,986
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	2,001,412
2,000,000		Ford Motor Credit Co LLC	2.240	06/15/18	2,015,902
4,750,000		Ford Motor Credit Co LLC	2.551	10/05/18	4,819,473
199

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,750,000		General Motors Financial Co, Inc	2.625%	07/10/17	$2,771,794
1,000,000		General Motors Financial Co, Inc	2.400	04/10/18	1,007,188
10,000,000		General Motors Financial Co, Inc	2.400	05/09/19	10,035,740
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	2,013,064
4,000,000		Goldman Sachs Group, Inc	2.550	10/23/19	4,087,548
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,545,696
300,000		International Lease Finance Corp	3.875	04/15/18	307,125
3,300,000		Morgan Stanley	1.875	01/05/18	3,313,395
8,000,000		Morgan Stanley	2.450	02/01/19	8,144,960
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	1,000,280
8,300,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	8,440,021
1,000,000		Synchrony Financial	1.875	08/15/17	1,001,994
410,000		Toyota Motor Credit Corp	1.250	10/05/17	410,357
2,000,000		UBS AG.	1.375	08/14/17	1,999,822
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,515,103
		TOTAL DIVERSIFIED FINANCIALS			80,675,578

ENERGY - 2.8%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,599,661
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,032,772
1,284,000		Canadian Natural Resources Ltd	1.750	01/15/18	1,282,174
2,000,000		Chevron Corp	1.104	12/05/17	1,998,496
5,000,000		Chevron Corp	1.365	03/02/18	5,008,670
3,300,000		Ecopetrol S.A.	4.250	09/18/18	3,419,625
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	3,000,993
5,000,000		Exxon Mobil Corp	1.439	03/01/18	5,020,755
1,500,000	g	Pertamina PT	5.250	05/23/21	1,635,951
3,000,000		Petrobras Global Finance BV	4.875	03/17/20	3,030,930
3,375,000		Petrobras Global Finance BV	8.375	05/23/21	3,697,987
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,480,775
3,500,000	g	Petroleos Mexicanos	5.500	02/04/19	3,690,750
2,000,000	g	Petroleos Mexicanos	6.375	02/04/21	2,180,200
1,251,000		Petroleos Mexicanos	2.378	04/15/25	1,280,512
750,000		Statoil ASA	1.200	01/17/18	749,008
1,000,000		Tesoro Corp	4.250	10/01/17	1,020,000
750,000		Total Capital International S.A.	1.500	02/17/17	751,111
1,500,000		Vale Overseas Ltd	5.875	06/10/21	1,570,500
1,400,000	g	YPF S.A.	8.500	03/23/21	1,562,400
		TOTAL ENERGY			47,013,270

FOOD & STAPLES RETAILING - 0.6%
1,500,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,486,783
1,000,000		CVS Health Corp	1.200	12/05/16	1,000,400
2,875,000		SYSCO Corp	1.900	04/01/19	2,897,874
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,461,755
2,925,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	2,940,918
		TOTAL FOOD & STAPLES RETAILING			10,787,730

FOOD, BEVERAGE & TOBACCO - 1.0%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,001,172
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	5,049,550
2,000,000		Diageo Capital plc	1.125	04/29/18	1,996,284
1,650,000		JM Smucker Co	1.750	03/15/18	1,659,953
200

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$675,000		Kraft Heinz Foods Co	2.000%	07/02/18	$681,668
1,250,000		Mondelez International, Inc	2.250	02/01/19	1,271,725
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,050,328
1,350,000		PepsiCo, Inc	1.500	02/22/19	1,359,464
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,004,169
		TOTAL FOOD, BEVERAGE & TOBACCO			17,074,313

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
200,000		Becton Dickinson & Co	1.750	11/08/16	200,133
3,300,000		Becton Dickinson & Co	1.450	05/15/17	3,305,432
1,000,000		McKesson Corp	1.292	03/10/17	1,000,791
6,175,000		Medtronic, Inc	1.500	03/15/18	6,202,645
2,875,000		Stryker Corp	2.000	03/08/19	2,911,003
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,254,583
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,033,260
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			20,907,847

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,003,466
375,000		Ecolab, Inc	1.450	12/08/17	375,901
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,379,367

INSURANCE - 1.1%
750,000		Aetna, Inc	1.500	11/15/17	750,060
3,000,000		Aetna, Inc	1.900	06/07/19	3,025,266
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	4,031,492
5,000,000	g	Metropolitan Life Global Funding I	1.550	09/13/19	4,996,440
400,000		Principal Financial Group, Inc	1.850	11/15/17	402,209
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,011,845
425,000		UnitedHealth Group, Inc	1.400	10/15/17	425,756
		TOTAL INSURANCE			18,643,068

MATERIALS - 1.0%
300,000		Corning, Inc	1.450	11/15/17	299,840
2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,512,679
5,000,000	g	Glencore Funding LLC	2.125	04/16/18	4,965,000
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	2,015,354
5,000,000		Monsanto Co	1.150	06/30/17	4,980,915
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,574,850
		TOTAL MATERIALS			16,348,638

MEDIA - 0.1%
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	628,683
1,000,000		Viacom, Inc	3.500	04/01/17	1,008,928
		TOTAL MEDIA			1,637,611

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
1,200,000		AbbVie, Inc	1.750	11/06/17	1,203,430
4,800,000		AbbVie, Inc	1.800	05/14/18	4,820,160
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,408,622
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,939,940
450,000		Actavis Funding SCS	3.000	03/12/20	463,905
201

TIAA-CREF FUNDS - Short-Term Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$700,000		Actavis Funding SCS	3.800%	03/15/25	$741,254
	1,000,000		Amgen, Inc	1.250	05/22/17	1,000,334
	1,300,000		Celgene Corp	2.125	08/15/18	1,313,841
	5,000,000		Johnson & Johnson	1.125	03/01/19	5,016,755
	2,500,000	g	Mylan NV	3.000	12/15/18	2,555,005
	1,375,000	g	Mylan NV	2.500	06/07/19	1,387,116
	1,000,000		Teva Pharmaceutical Finance Netherlands III BV	1.400	07/20/18	997,404
	2,000,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	1,995,328
	2,150,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	2,146,179
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			30,989,273

REAL ESTATE - 0.4%
	1,872,000		Brandywine Operating Partnership LP	5.700	05/01/17	1,912,914
	825,000		Brandywine Operating Partnership LP	4.950	04/15/18	860,505
	110,000		Developers Diversified Realty Corp	4.750	04/15/18	114,196
	1,329,000		ERP Operating LP	2.375	07/01/19	1,356,065
	555,000		Health Care REIT, Inc	4.700	09/15/17	571,545
	1,025,000		Health Care REIT, Inc	4.125	04/01/19	1,077,831
	1,000,000		Ventas Realty LP	1.250	04/17/17	999,568
			TOTAL REAL ESTATE			6,892,624

RETAILING - 0.1%
	800,000		JD.com, Inc	3.125	04/29/21	800,427
			TOTAL RETAILING			800,427

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,043,611
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,043,611

SOFTWARE & SERVICES - 0.8%
	5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,131,085
	5,000,000		Microsoft Corp	1.100	08/08/19	4,983,680
	2,700,000		Microsoft Corp	1.550	08/08/21	2,688,447
			TOTAL SOFTWARE & SERVICES			12,803,212

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
	5,000,000		Amphenol Corp	1.550	09/15/17	5,006,870
	3,000,000		Apple, Inc	1.000	05/03/18	2,995,539
	2,225,000		Apple, Inc	1.700	02/22/19	2,250,094
	1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,000,401
	1,500,000		Cisco Systems, Inc	1.650	06/15/18	1,511,962
	3,000,000		Cisco Systems, Inc	1.400	09/20/19	3,003,066
	700,000	g	Diamond Finance Corp	3.480	06/01/19	719,831
	5,000,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	5,039,950
	400,000		L-3 Communications Corp	3.950	11/15/16	401,304
	4,950,000		L-3 Communications Corp	1.500	05/28/17	4,954,712
	475,000		Tyco Electronics Group S.A.	2.375	12/17/18	483,368
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			27,367,097

TELECOMMUNICATION SERVICES - 1.0%
	1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,018,730
MXN	19,730,000		America Movil SAB de C.V.	6.450	12/05/22	991,092
202

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,330,000		AT&T, Inc	1.400%	12/01/17	$1,330,803
5,000,000		AT&T, Inc	2.300	03/11/19	5,083,605
750,000	g,q	Telemar Norte Leste S.A.	5.500	10/23/20	191,250
5,000,000		Verizon Communications, Inc	1.350	06/09/17	5,006,105
2,775,000		Verizon Communications, Inc	1.375	08/15/19	2,761,414
		TOTAL TELECOMMUNICATION SERVICES			16,382,999

TRANSPORTATION - 0.2%
2,245,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,273,410
1,200,000	g	Transnet SOC Ltd	4.000	07/26/22	1,164,610
		TOTAL TRANSPORTATION			3,438,020

UTILITIES - 2.6%
2,000,000		AerCap Ireland Capital Ltd	2.750	05/15/17	2,007,500
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,154,008
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	5,001,105
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,999,212
3,700,000		Dominion Resources, Inc	1.600	08/15/19	3,692,818
1,000,000		Duke Energy Corp	2.100	06/15/18	1,011,464
2,000,000	g	Electricite de France	1.150	01/20/17	1,998,820
1,325,000		Exelon Corp	1.550	06/09/17	1,325,988
1,000,000	g	GTH Finance BV	6.250	04/26/20	1,051,734
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	558,853
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,746,900
600,000		Kinder Morgan, Inc	2.000	12/01/17	600,812
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,536,319
1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,019,574
1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,706,377
4,225,000		Northeast Utilities	1.600	01/15/18	4,242,158
1,500,000		Northeast Utilities	1.450	05/01/18	1,502,814
1,375,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,530,705
2,000,000		Sempra Energy	2.300	04/01/17	2,009,896
2,000,000		Southern Co	1.850	07/01/19	2,015,584
2,825,000		Southern Power Co	1.850	12/01/17	2,842,905
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,634,279
		TOTAL UTILITIES			44,189,825

		TOTAL CORPORATE BONDS			632,918,308
		(Cost $628,562,061)

GOVERNMENT BONDS - 25.8%

AGENCY SECURITIES - 4.4%
22,500,000		Federal Home Loan Bank (FHLB)	1.000	09/26/19	22,475,813
6,875,000	g	Hospital for Special Surgery	3.500	01/01/23	7,235,009
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,016,518
2,000,000		PEFCO	2.250	03/15/20	2,063,100
3,000,000		PEFCO	2.300	09/15/20	3,114,876
11,910,000		Montefiore Medical Center	2.152	10/20/26	11,992,393
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,113,370
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	15,090,735
		TOTAL AGENCY SECURITIES			74,101,814
203

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 4.6%
$1,500,000	g	Abu Dhabi Government International Bond	2.125%	05/03/21	$1,508,929
2,725,000	g	Argentine Republic Government International Bond	6.875	04/22/21	2,966,162
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,472,500
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,334,375
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	1,005,530
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,624,500
2,000,000	g	Croatia Government International Bond	6.750	11/05/19	2,216,814
500,000	g	Dominican Republic International Bond	7.500	05/06/21	560,000
2,125,000		Export-Import Bank of Korea	1.750	02/27/18	2,134,964
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,104,215
500,000		Hungary Government International Bond	4.125	02/19/18	516,820
11,400,000	g	Instituto de Credito Oficial	1.625	09/14/18	11,404,241
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,515,111
3,000,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	3,035,877
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,709,862
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,781,793
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,500,390
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,021,155
2,000,000		Korea Development Bank	1.500	01/22/18	2,002,366
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	411,688
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	410,240
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,248,260
1,000,000	g	Morocco Government International Bond	4.250	12/11/22	1,060,000
1,400,000	g	Municipality Finance plc	1.125	09/16/19	1,395,517
1,450,000	g	Nacional Financiera SNC	3.375	11/05/20	1,504,665
2,000,000	g	Qatar Government International Bond	2.375	06/02/21	2,013,768
500,000		Republic of Hungary	6.250	01/29/20	561,627
350,000	g	Republic of Serbia	5.250	11/21/17	361,354
625,000	g	Slovenia Government International Bond	4.125	02/18/19	658,849
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,577,338
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,529,618
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,578,273
		TOTAL FOREIGN GOVERNMENT BONDS			76,726,801

MORTGAGE BACKED - 0.5%
4,362		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	4,439
1,147,184		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,147,937
1,857,748		FNMA	2.690	10/01/17	1,873,447
1,872,180		FNMA	3.000	11/01/24	1,968,278
1,610,670		Government National Mortgage Association (GNMA)	2.300	10/15/19	1,610,956
648,293		GNMA	2.176	05/16/39	652,942
957,119		GNMA	2.120	05/16/40	963,050
		TOTAL MORTGAGE BACKED			8,221,049

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	5,093,650
		TOTAL MUNICIPAL BONDS			5,093,650

U.S. TREASURY SECURITIES - 16.0%
30,316,265	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	30,916,466
2,538,525	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	2,592,220
204

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,455,000		United States Treasury Note	0.625%	02/15/17	$6,461,261
2,142,000		United States Treasury Note	0.500	02/28/17	2,143,223
2,520,000		United States Treasury Note	0.500	03/31/17	2,520,618
2,900,000		United States Treasury Note	0.625	06/30/17	2,900,226
7,000,000		United States Treasury Note	0.625	08/31/17	6,997,536
85,000		United States Treasury Note	0.750	10/31/17	85,050
1,140,000		United States Treasury Note	0.875	11/30/17	1,142,271
7,550,000		United States Treasury Note	1.000	12/15/17	7,576,546
4,070,000		United States Treasury Note	0.750	01/31/18	4,071,111
600		United States Treasury Note	0.875	01/31/18	601
3,200,000		United States Treasury Note	0.875	03/31/18	3,206,375
2,425,000		United States Treasury Note	0.875	05/31/18	2,429,925
3,740,000		United States Treasury Note	0.750	07/31/18	3,738,979
5,000,000		United States Treasury Note	1.375	09/30/18	5,056,250
120,948,000		United States Treasury Note	0.875	09/15/19	120,933,849
100		United States Treasury Note	1.250	03/31/21	101
36,920,000		United States Treasury Note	1.375	05/31/21	37,323,831
23,245,000		United States Treasury Note	1.125	08/31/21	23,223,196
2,200,000		United States Treasury Note	1.500	08/15/26	2,180,149
		TOTAL U.S. TREASURY SECURITIES			265,499,784

		TOTAL GOVERNMENT BONDS			429,643,098
		(Cost $426,847,132)

STRUCTURED ASSETS - 27.7%

ASSET BACKED - 5.3%
198,179	i	Aames Mortgage Trust	7.396	06/25/32	188,721
		Series - 2002 1 (Class A3)
3,663,892	i	ACE Securities Corp Home Equity Loan Trust	0.815	08/25/35	3,624,484
		Series - 2005 AG1 (Class A1B2)
185,000	i	ACE Securities Corp Home Equity Loan Trust	1.260	08/25/35	183,319
		Series - 2005 HE5 (Class M2)
833,333	g	AESOP Funding II	3.270	02/20/18	836,605
		Series - 2011 5A (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,003,594
		Series - 2012 5 (Class A)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,505,031	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	2,460,649
		Series - 2005 HE1 (Class M1)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	1,000,226
		Series - 2011 3A (Class C)
5,746,772	i	Bear Stearns ALT-A Trust	1.125	06/25/34	5,562,536
		Series - 2004 4 (Class A1)
1,052,935	g	Capital Automotive REIT	5.610	11/15/39	1,081,566
		Series - 2011 1A (Class A)
2,738,313	i,m	CCR, Inc	0.963	07/10/17	2,722,688
		Series - 2010 CX (Class C)
12,166		Centex Home Equity	5.540	01/25/32	12,134
		Series - 2002 A (Class AF6)
114,601	i	Centex Home Equity	1.170	03/25/34	107,147
		Series - 2004 B (Class M1)
205

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$239,061	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700%	02/26/35	$215,704
		Series - 2004 2 (Class 1M2)
5,783,356	i	Countrywide Asset-Backed Certificates	1.007	06/25/35	5,737,978
		Series - 2004 14 (Class M2)
2,758,000	g	DB Master Finance LLC	3.262	02/20/45	2,772,342
		Series - 2015 1A (Class A2I)
1,758,188	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	1,808,081
		Series - 2012 1A (Class A2)
3,443,525		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	3,452,201
		Series - 2011 A (Class A1)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,001,838
		Series - 2013 D (Class B)
7,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	7,270,369
		Series - 2014 2 (Class B)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,003,277
		Series - 2012 5 (Class C)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,557,204
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,005,665
		Series - 2011 1A (Class B2)
2,000,000		Hyundai Auto Receivables Trust	2.010	06/15/21	2,016,914
		Series - 2015 B (Class B)
510,461	i	Lehman XS Trust	0.775	02/25/36	486,007
		Series - 2006 1 (Class 1A1)
1,367,543	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.470	09/25/34	1,368,952
		Series - 2004 WHQ1 (Class M1)
893,104	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.305	01/25/36	889,095
		Series - 2005 WCH1 (Class M2)
1,975,667	i	People’s Choice Home Loan Securities Trust	1.097	10/25/34	1,954,726
		Series - 2004 2 (Class M1)
5,408,685	i	RAMP	1.290	06/25/35	5,329,310
		Series - 2005 RS6 (Class M2)
2,218,734	i	RAMP	0.925	11/25/35	2,205,171
		Series - 2005 RZ4 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	522,825
		Series - 2006 HI1 (Class M2)
257,104	i	Saxon Asset Securities Trust	6.120	11/25/30	274,510
		Series - 2002 2 (Class AF6)
3,739	i	Securitized Asset Backed Receivables LLC	0.825	10/25/35	3,737
		Series - 2006 OP1 (Class A2C)
638,527	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	639,880
		Series - 2012 1A (Class A)
451,150	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	451,509
		Series - 2012 2A (Class A)
476,740	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	476,180
		Series - 2012 3A (Class B)
3,382,861	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	3,367,454
		Series - 2014 1A (Class B)
1,205,496	g	SLM Student Loan Trust	3.480	10/15/30	1,229,966
		Series - 2012 B (Class A2)
1,989,349	g	SpringCastle America Funding LLC	2.700	05/25/23	1,995,768
		Series - 2014 AA (Class A)
206

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g,h	SpringCastle America Funding LLC	3.050%	04/25/29	$1,511,250
		Series - 2016 AA (Class A)
5,000,000	g	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes	2.620	01/15/47	5,002,157
		Series - 2015 T2 (Class AT2)
161,806	i	Structured Asset Investment Loan Trust	1.585	11/25/34	160,855
		Series - 2004 10 (Class A9)
937,681	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	936,495
		Series - 2006 WF1 (Class A5)
302,131	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.745	10/25/36	301,049
		Series - 2006 GEL4 (Class A2)
5,000,000	g	Taco Bell Funding LLC	3.832	05/25/46	5,070,220
		Series - 2016 1A (Class A2I)
2,970,000	g	Wendys Funding LLC	3.371	06/15/45	2,983,110
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			87,785,469

OTHER MORTGAGE BACKED - 22.4%
1,765,719	i	American Home Mortgage Investment Trust	1.125	02/25/45	1,748,885
		Series - 2004 4 (Class 3A)
276,241	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	276,019
		Series - 2006 2 (Class AJ)
10,000,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	10,001,040
		Series - 2006 6 (Class AM)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	8,704,542
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	4,975,523
		Series - 2007 1 (Class AMFX)
960,704	i	Banc of America Funding	0.932	02/20/35	915,693
		Series - 2005 A (Class 5A3)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	05/11/39	14,067,717
		Series - 2003 PWR2 (Class H)
3,668,123	i	CAS	2.525	10/25/28	3,719,537
		Series - 2016 C03 (Class 1M1)
3,950,000	i	CD Mortgage Trust	6.124	11/15/44	3,968,140
		Series - 2007 CD5 (Class AJ)
11,459,537	g,i	Chase Mortgage Trust	3.750	12/25/45	11,865,624
		Series - 2016 2 (Class M2)
204,554	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	205,234
		Series - 2007 C6 (Class ASB)
10,000,000	g,i	Citigroup Commercial Mortgage Trust	5.900	12/10/49	10,158,171
		Series - 2007 C6 (Class AMFX)
2,571,995	i	Citigroup Mortgage Loan Trust	1.010	10/25/34	2,573,684
		Series - 2004 OPT1 (Class M1)
5,654,484	g,i	Citigroup Mortgage Loan Trust	0.704	05/25/37	5,453,267
		Series - 2015 8 (Class 1A1)
4,517,510	i	COBALT CMBS Commercial Mortgage Trust	5.761	05/15/46	4,605,074
		Series - 2007 C3 (Class A1A)
8,670,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	8,853,504
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	6,919,262
		Series - 2007 C2 (Class AMFX)
207

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$51,349	i	Commercial Mortgage Trust	5.238%	04/10/37	$51,313
		Series - 2005 GG5 (Class AJ)
4,000,000	i	Commercial Mortgage Trust	5.796	12/10/49	4,021,572
		Series - 2007 C9 (Class B)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,064,268
		Series - 2007 GG11 (Class AM)
5,066,771	i	Connecticut Avenue Securities	1.475	05/25/24	5,072,565
		Series - 2014 C02 (Class 1M1)
1,846,941	i	Connecticut Avenue Securities	2.025	02/25/25	1,849,339
		Series - 2015 C01 (Class 1M1)
7,919,229	i	Connecticut Avenue Securities	2.125	04/25/28	7,954,779
		Series - 2015 C04 (Class 1M1)
9,631,772	i	Connecticut Avenue Securities	2.475	08/25/28	9,729,235
		Series - 2016 C01 (Class 1M1)
6,514,286	i	Connecticut Avenue Securities	2.675	09/25/28	6,607,188
		Series - 2016 C02 (Class 1M1)
7,912,198	i	Connecticut Avenue Securities	1.875	01/25/29	7,945,133
		Series - 2016 C05 (Class 2M1)
12,878,393	i	Connecticut Avenue Securities	1.975	01/25/29	12,956,698
		Series - 2016 C04 (Class 1M1)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	10,038,829
		Series - 2007 C4 (Class A1AJ)
9,676,585	i	Credit Suisse Commercial Mortgage Trust	0.760	01/15/49	9,531,115
		Series - 2007 C2 (Class AMFL)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	10,017,468
		Series - 2007 C2 (Class AJ)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,055,946
		Series - 2004 C2 (Class E)
4,060		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	4,058
		Series - 2005 C3 (Class AJ)
1,435,996	g	Credit Suisse First Boston Mortgage Securities Corp	6.000	05/17/40	1,473,512
		Series - 1998 C1 (Class F)
1,868,617	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust	5.440	07/25/34	1,900,057
		Series - 2004 5 (Class A5B)
52	i	Greenpoint Mortgage Funding Trust	0.625	09/25/46	0
		Series - 2006 AR4 (Class A1A)
616,860	i	GSR Mortgage Loan Trust	0.715	08/25/46	604,622
		Series - 2006 OA1 (Class 2A1)
746,245	i	Homestar Mortgage Acceptance Corp	1.424	10/25/34	738,782
		Series - 2004 5 (Class A1)
264,468	i	Impac CMB Trust	1.185	03/25/35	243,192
		Series - 2004 11 (Class 2A1)
2,407,902	g	Jefferies Resecuritization Trust	5.625	09/01/37	2,457,427
		Series - 2009 R13 (Class 1A1)
1,519,603	i	JP Morgan Alternative Loan Trust	1.165	01/25/36	1,405,270
		Series - 2005 A2 (Class 1A2)
7,134,644	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.845	02/16/25	7,141,923
		Series - 2013 WT (Class B)
253,820	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.480	05/15/45	254,432
		Series - 2006 LDP8 (Class AJ)
7,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	6,989,936
		Series - 2006 LDP8 (Class B)
2,857,990		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	2,858,490
		Series - 2006 LDP9 (Class A1A)
208

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192%	02/15/51	$6,370,732
		Series - 2007 LD12 (Class AM)
299,468	g	JP Morgan Mortgage Trust	2.690	06/25/46	304,649
		Series - 2016 2 (Class A1)
274,560	g	JP Morgan Mortgage Trust	2.869	06/25/46	280,727
		Series - 2016 2 (Class 2A1)
10,587,955	g,i	LB-UBS Commercial Mortgage Trust	5.151	10/15/36	10,713,558
		Series - 2004 C7 (Class K)
11,190,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	11,215,320
		Series - 2007 C1 (Class AJ)
5,137,888	g,i	LVII Resecuritization Trust	3.324	07/25/47	5,195,690
		Series - 2015 A (Class A)
1,983,231	g,i	ML-CFC Commercial Mortgage Trust	0.708	08/12/48	1,942,842
		Series - 2007 5 (Class AMFL)
6,600,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	6,581,595
		Series - 2006 HQ10 (Class AJ)
1,956,981	i	Morgan Stanley Capital I Trust	5.834	10/15/42	1,962,310
		Series - 2006 IQ11 (Class AJ)
910,836	i	Morgan Stanley Capital I Trust	0.698	02/12/44	901,243
		Series - 2007 HQ11 (Class AMFL)
28,093	i	Morgan Stanley Capital I Trust	5.793	07/12/44	28,076
		Series - 2006 HQ9 (Class AJ)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,171,197
		Series - 2007 IQ15 (Class AJ)
10,950,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,185,009
		Series - 2007 IQ15 (Class AM)
2,250,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	2,331,587
		Series - 2007 IQ16 (Class AM)
263,373		Morgan Stanley Capital I Trust	4.770	07/15/56	262,558
		Series - 0 IQ9 (Class AJ)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,268,621
		Series - 2005 IQ9 (Class D)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	0.975	04/25/35	2,649,516
		Series - 2005 2 (Class M2)
3,632,894	i	Structured Adjustable Rate Mortgage Loan Trust	0.895	07/25/34	3,491,821
		Series - 2004 9XS (Class A)
10,310,545	i	Structured Agency Credit Risk Debt Note (STACR)	2.925	01/25/25	10,400,848
		Series - 2015 DN1 (Class M2)
608,103	i	Structured Agency Credit Risk Debt Note (STACR)	1.575	03/25/25	608,373
		Series - 2015 HQ1 (Class M1)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	03/25/25	10,132,390
		Series - 2015 HQ1 (Class M2)
5,798,296	i	Structured Agency Credit Risk Debt Note (STACR)	1.625	05/25/25	5,811,294
		Series - 2015 HQ2 (Class M1)
5,818,149	i	Structured Agency Credit Risk Debt Note (STACR)	1.875	04/25/28	5,830,621
		Series - 2015 DNA3 (Class M1)
3,311,735	i	Structured Agency Credit Risk Debt Note (STACR)	1.675	05/25/28	3,316,091
		Series - 2015 HQA2 (Class M1)
9,435,256	i	Structured Agency Credit Risk Debt Note (STACR)	1.975	07/25/28	9,483,953
		Series - 2016 DNA1 (Class M1)
2,874,109	i	Structured Agency Credit Risk Debt Note (STACR)	1.775	10/25/28	2,881,644
		Series - 2016 DNA2 (Class M1)
209

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,936,011	i	Structured Agency Credit Risk Debt Note (STACR)	1.625%	12/25/28	$2,940,599
		Series - 2016 DNA3 (Class M1)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.824	03/25/29	3,752,175
		Series - 2016 DNA4 (Class M2)
4,281,197	g	Tax Ease Funding LLC	3.131	06/15/28	4,270,232
		Series - 2016 1A (Class A)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	8,813,104
		Series - 2007 C30 (Class AM)
795,484	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	814,677
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,162,420
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,607,676
		Series - 2007 C31 (Class AM)
9,635,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	9,792,884
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,102,781
		Series - 2007 C33 (Class AM)
947,882	g	WFRBS Commercial Mortgage Trust	4.394	06/15/44	986,889
		Series - 2011 C4 (Class A3)
		TOTAL OTHER MORTGAGE BACKED			372,543,767

		TOTAL STRUCTURED ASSETS			460,329,236
		(Cost $462,617,241)

		TOTAL BONDS			1,522,890,642
		(Cost $1,518,026,434)

SHORT-TERM INVESTMENTS - 4.5%

GOVERNMENT AGENCY DEBT - 0.7%
10,750,000		Federal Home Loan Bank (FHLB)	0.070	10/07/16	10,749,774
		TOTAL GOVERNMENT AGENCY DEBT			10,749,774

TREASURY DEBT - 3.8%
18,430,000	d	United States Treasury Bill	0.242	10/06/16	18,429,834
4,990,000		United States Treasury Bill	0.227	10/13/16	4,989,775
35,280,000	d	United States Treasury Bill	0.158 - 0.210	10/20/16	35,277,072
4,950,000		United States Treasury Bill	0.150	10/27/16	4,949,357
		TOTAL TREASURY DEBT			63,646,038

		TOTAL SHORT-TERM INVESTMENTS			74,395,812
		(Cost $74,394,753)

		TOTAL INVESTMENTS - 100.3%			1,666,347,725
		(Cost $1,661,199,462)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(4,948,302)
		NET ASSETS - 100.0%			$1,661,399,423
210

TIAA-CREF FUNDS - Short-Term Bond Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $334,403,346 or 20.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
q	In default
211

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 100.1%

CORPORATE BONDS - 27.6%

BANKS - 8.4%
$400,000	Bank of America Corp	2.650%	04/01/19	$408,559
250,000	Bank of America NA	2.050	12/07/18	253,312
200,000	Bank of Montreal	1.400	04/10/18	200,260
100,000	Bank of Montreal	1.350	08/28/18	99,861
100,000	Bank of Montreal	1.500	07/18/19	99,781
200,000	Bank of Nova Scotia	1.450	04/25/18	200,381
100,000	Bank of Nova Scotia	1.950	01/15/19	101,022
100,000	Bank of Nova Scotia	1.650	06/14/19	100,170
250,000	Branch Banking & Trust Co	1.450	05/10/19	250,197
100,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	99,993
250,000	Capital One NA	2.350	08/17/18	253,033
250,000	Capital One NA	1.850	09/13/19	249,965
150,000	Citigroup, Inc	1.800	02/05/18	150,374
100,000	Citigroup, Inc	2.050	12/07/18	100,753
100,000	Citigroup, Inc	2.050	06/07/19	100,754
250,000	Citizens Bank NA	2.500	03/14/19	254,533
250,000	Commonwealth Bank of Australia	2.050	03/15/19	252,950
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	248,821
250,000	Deutsche Bank AG	1.875	02/13/18	242,827
100,000	Deutsche Bank AG	2.850	05/10/19	97,528
100,000	Discover Bank	2.600	11/13/18	101,497
150,000	Fifth Third Bancorp	2.300	03/15/19	152,650
200,000	Fifth Third Bank	1.625	09/27/19	199,874
100,000	HSBC USA, Inc	1.625	01/16/18	100,052
250,000	Huntington National Bank	2.200	11/06/18	253,112
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	251,441
100,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	101,966
600,000	JPMorgan Chase & Co	1.800	01/25/18	602,428
200,000	JPMorgan Chase & Co	1.700	03/01/18	200,603
200,000	JPMorgan Chase & Co	1.850	03/22/19	201,114
250,000	JPMorgan Chase Bank NA	1.450	09/21/18	250,178
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	250,592
175,000	KeyBank NA	2.350	03/08/19	178,286
100,000	Lloyds Bank plc	2.000	08/17/18	100,434
200,000	Lloyds Bank plc	2.050	01/22/19	200,828
100,000	National Australia Bank Ltd	1.375	07/12/19	99,505
250,000	National Bank of Canada	2.100	12/14/18	253,166
250,000	PNC Bank NA	1.950	03/04/19	252,755
250,000	PNC Bank NA	1.450	07/29/19	249,994
100,000	Royal Bank of Canada	1.500	06/07/18	100,441
200,000	Royal Bank of Canada	2.000	12/10/18	202,449
100,000	Royal Bank of Canada	1.625	04/15/19	100,219
212

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Royal Bank of Canada	1.500%	07/29/19	$99,867
100,000		Santander Holdings USA, Inc	2.700	05/24/19	101,242
100,000		Santander UK plc	2.000	08/24/18	100,364
100,000		Santander UK plc	2.500	03/14/19	101,486
250,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	248,723
100,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	100,829
250,000		Svenska Handelsbanken AB	1.500	09/06/19	249,164
100,000		Toronto-Dominion Bank	1.450	09/06/18	100,018
100,000		Toronto-Dominion Bank	1.950	01/22/19	101,149
100,000		Toronto-Dominion Bank	1.450	08/13/19	99,787
250,000		US Bank NA	1.400	04/26/19	249,792
500,000		Wells Fargo Bank NA	1.650	01/22/18	501,437
250,000		Wells Fargo Bank NA	1.750	05/24/19	251,108
250,000		Westpac Banking Corp	1.550	05/25/18	250,361
100,000		Westpac Banking Corp	1.950	11/23/18	100,812
100,000		Westpac Banking Corp	1.650	05/13/19	100,270
100,000		Westpac Banking Corp	1.600	08/19/19	99,975
		TOTAL BANKS			11,025,042

CAPITAL GOODS - 1.2%
250,000		Caterpillar Financial Services Corp	1.250	08/18/17	250,355
200,000		Caterpillar Financial Services Corp	1.500	02/23/18	200,661
100,000		Caterpillar Financial Services Corp	1.350	05/18/19	99,894
200,000		Danaher Corp	1.650	09/15/18	201,679
100,000	g	Fortive Corp	1.800	06/15/19	100,268
200,000		John Deere Capital Corp	1.125	06/12/17	200,250
100,000		John Deere Capital Corp	1.750	08/10/18	100,914
100,000		John Deere Capital Corp	1.950	01/08/19	101,642
100,000		Lockheed Martin Corp	1.850	11/23/18	101,194
100,000		Pentair Finance S.A.	2.900	09/15/18	101,396
50,000		United Technologies Corp	5.375	12/15/17	52,491
		TOTAL CAPITAL GOODS			1,510,744

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000		Air Lease Corp	2.625	09/04/18	100,905
100,000		eBay, Inc	2.500	03/09/18	101,411
100,000		S&P Global, Inc	2.500	08/15/18	101,575
200,000		Visa, Inc	1.200	12/14/17	200,453
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			504,344

CONSUMER DURABLES & APPAREL - 0.2%
100,000		Newell Rubbermaid, Inc	2.150	10/15/18	101,418
125,000		Newell Rubbermaid, Inc	2.600	03/29/19	127,843
		TOTAL CONSUMER DURABLES & APPAREL			229,261

CONSUMER SERVICES - 0.5%
100,000		McDonald’s Corp	5.350	03/01/18	105,513
100,000		McDonald’s Corp	2.100	12/07/18	101,523
100,000		Walt Disney Co	1.100	12/01/17	100,071
100,000		Walt Disney Co	1.500	09/17/18	100,777
100,000		Walt Disney Co	1.650	01/08/19	101,151
100,000		Walt Disney Co	0.875	07/12/19	99,017
		TOTAL CONSUMER SERVICES			608,052
213

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 4.4%
$100,000		American Express Co	1.550%	05/22/18	$100,183
300,000		American Express Credit Corp	1.550	09/22/17	300,403
75,000		American Express Credit Corp	1.875	11/05/18	75,610
200,000		American Honda Finance Corp	1.550	12/11/17	200,975
100,000		American Honda Finance Corp	1.200	07/12/19	99,407
100,000		Bank of New York Mellon Corp	1.300	01/25/18	100,219
100,000		Berkshire Hathaway, Inc	1.150	08/15/18	99,981
300,000		Credit Suisse	1.750	01/29/18	300,039
150,000		Ford Motor Credit Co LLC	2.551	10/05/18	152,194
200,000		Ford Motor Credit Co LLC	2.943	01/08/19	204,678
200,000		Ford Motor Credit Co LLC	2.021	05/03/19	200,461
100,000		Ford Motor Credit Co LLC	1.897	08/12/19	99,749
155,000		General Electric Capital Corp	1.250	05/15/17	155,262
300,000		General Electric Capital Corp	1.600	11/20/17	301,988
200,000		General Motors Financial Co, Inc	2.400	04/10/18	201,438
100,000		General Motors Financial Co, Inc	3.100	01/15/19	101,927
100,000		General Motors Financial Co, Inc	2.400	05/09/19	100,357
700,000		Goldman Sachs Group, Inc	2.375	01/22/18	707,126
100,000		Goldman Sachs Group, Inc	2.000	04/25/19	100,653
250,000		International Lease Finance Corp	3.875	04/15/18	255,938
500,000		Morgan Stanley	2.125	04/25/18	504,187
100,000		Morgan Stanley	2.450	02/01/19	101,812
100,000		National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	100,771
50,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	50,046
100,000		Oesterreichische Kontrollbank AG.	1.125	04/26/19	99,905
100,000		PACCAR Financial Corp	1.650	02/25/19	100,952
100,000		PACCAR Financial Corp	1.300	05/10/19	100,028
100,000		PACCAR Financial Corp	1.200	08/12/19	99,699
100,000		Synchrony Financial	2.600	01/15/19	101,174
200,000		Toyota Motor Credit Corp	1.250	10/05/17	200,174
100,000		Toyota Motor Credit Corp	1.200	04/06/18	100,026
100,000		Toyota Motor Credit Corp	1.700	02/19/19	100,774
100,000		Toyota Motor Credit Corp	1.400	05/20/19	100,119
100,000		Wells Fargo & Co	1.500	01/16/18	100,094
		TOTAL DIVERSIFIED FINANCIALS			5,718,349

ENERGY - 2.4%
26,000		Anadarko Petroleum Corp	6.375	09/15/17	27,106
200,000		BP Capital Markets plc	1.375	05/10/18	199,958
100,000		BP Capital Markets plc	1.676	05/03/19	100,384
100,000		Chevron Corp	1.344	11/09/17	100,341
200,000		Chevron Corp	1.718	06/24/18	201,328
100,000		Chevron Corp	1.790	11/16/18	101,031
100,000		Chevron Corp	1.561	05/16/19	100,538
100,000		ConocoPhillips Co	1.050	12/15/17	99,308
100,000	g	Emera US Finance LP	2.150	06/15/19	101,087
200,000		Enterprise Products Operating LLC	1.650	05/07/18	200,066
100,000		Exxon Mobil Corp	1.439	03/01/18	100,415
100,000		Exxon Mobil Corp	1.708	03/01/19	101,061
100,000		Marathon Petroleum Corp	2.700	12/14/18	102,153
214

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$50,000		Nabors Industries, Inc	6.150%	02/15/18	$52,043
500,000		Pemex Project Funding Master Trust	5.750	03/01/18	527,000
75,000	g	Petroleos Mexicanos	5.500	02/04/19	79,087
200,000		Shell International Finance BV	1.125	08/21/17	200,059
100,000		Shell International Finance BV	1.250	11/10/17	100,170
100,000		Shell International Finance BV	1.625	11/10/18	100,285
100,000		Shell International Finance BV	1.375	05/10/19	99,717
100,000		Shell International Finance BV	1.375	09/12/19	99,696
150,000		Total Capital International S.A.	1.550	06/28/17	150,426
100,000		TransCanada PipeLines Ltd	1.625	11/09/17	100,263
100,000		TransCanada PipeLines Ltd	1.875	01/12/18	100,398
100,000		TransCanada PipeLines Ltd	3.125	01/15/19	102,895
		TOTAL ENERGY			3,246,815

FOOD & STAPLES RETAILING - 0.5%
200,000		CVS Health Corp	1.900	07/20/18	201,928
100,000		Kroger Co	2.000	01/15/19	101,269
100,000		Kroger Co	1.500	09/30/19	99,795
150,000		SYSCO Corp	1.900	04/01/19	151,193
100,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	100,544
		TOTAL FOOD & STAPLES RETAILING			654,729

FOOD, BEVERAGE & TOBACCO - 1.1%
200,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	201,982
50,000		Coca-Cola Co	1.150	04/01/18	50,051
100,000		Coca-Cola Co	0.875	10/27/17	99,787
100,000		Coca-Cola Co	1.375	05/30/19	100,239
50,000		Diageo Capital plc	5.750	10/23/17	52,329
100,000		Hershey Co	1.600	08/21/18	100,998
100,000		Kraft Foods, Inc	6.500	08/11/17	104,455
100,000		Molson Coors Brewing Co	1.450	07/15/19	99,703
200,000		PepsiCo, Inc	1.250	08/13/17	200,420
50,000		PepsiCo, Inc	1.000	10/13/17	50,008
100,000		PepsiCo, Inc	1.500	02/22/19	100,701
200,000		Philip Morris International, Inc	5.650	05/16/18	213,878
100,000		Philip Morris International, Inc	1.375	02/25/19	100,206
100,000		Reynolds American, Inc	2.300	06/12/18	101,401
		TOTAL FOOD, BEVERAGE & TOBACCO			1,576,158

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
100,000		Becton Dickinson & Co	1.800	12/15/17	100,489
100,000		Medtronic, Inc	1.375	04/01/18	100,308
100,000		St. Jude Medical, Inc	2.000	09/15/18	101,048
100,000		Stryker Corp	2.000	03/08/19	101,252
100,000		Thermo Fisher Scientific, Inc	2.150	12/14/18	101,113
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			504,210

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
50,000		Ecolab, Inc	1.450	12/08/17	50,120
100,000		Ecolab, Inc	2.000	01/14/19	101,156
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			151,276
215

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
INSURANCE - 0.8%
$100,000		Aetna, Inc	1.700%	06/07/18	$100,315
100,000		Aetna, Inc	1.900	06/07/19	100,842
100,000		Berkshire Hathaway Finance Corp	1.450	03/07/18	100,475
100,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	100,913
100,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	100,161
100,000		Hartford Financial Services Group, Inc	5.375	03/15/17	101,768
37,000		ING US, Inc	2.900	02/15/18	37,693
100,000		MetLife, Inc	1.903	12/15/17	100,542
200,000		UnitedHealth Group, Inc	1.400	12/15/17	200,576
100,000		UnitedHealth Group, Inc	1.700	02/15/19	100,660
		TOTAL INSURANCE			1,043,945

MATERIALS - 0.7%
50,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	50,095
200,000		Kimberly-Clark Corp	6.125	08/01/17	208,194
100,000		Kimberly-Clark Corp	1.400	02/15/19	100,768
200,000		LyondellBasell Industries NV	5.000	04/15/19	214,644
200,000		Rio Tinto Finance USA plc	2.250	12/14/18	202,841
100,000		Rohm and Haas Co	6.000	09/15/17	104,200
		TOTAL MATERIALS			880,742

MEDIA - 0.2%
200,000		Comcast Corp	6.300	11/15/17	211,133
		TOTAL MEDIA			211,133

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
200,000		AbbVie, Inc	1.750	11/06/17	200,572
100,000		AbbVie, Inc	1.800	05/14/18	100,420
200,000		Actavis Funding SCS	2.350	03/12/18	202,048
100,000		AstraZeneca plc	1.750	11/16/18	100,764
100,000		Gilead Sciences, Inc	1.850	09/04/18	101,030
200,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	213,795
200,000		Johnson & Johnson	5.550	08/15/17	208,143
100,000		Johnson & Johnson	1.125	03/01/19	100,335
150,000		Merck & Co, Inc	1.300	05/18/18	150,565
100,000	g	Mylan NV	3.000	12/15/18	102,200
100,000	g	Mylan NV	2.500	06/07/19	100,881
150,000		Novartis Securities Investment Ltd	5.125	02/10/19	163,371
100,000		Pfizer, Inc	1.200	06/01/18	100,157
50,000		Pfizer, Inc	1.500	06/15/18	50,296
100,000		Pfizer, Inc	1.450	06/03/19	100,586
100,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	99,766
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,094,929

REAL ESTATE - 0.1%
100,000		Simon Property Group LP	2.150	09/15/17	100,666
		TOTAL REAL ESTATE			100,666

RETAILING - 0.4%
100,000		AutoZone, Inc	1.625	04/21/19	100,332
100,000		Best Buy Co, Inc	5.000	08/01/18	105,957
216

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Costco Wholesale Corp	5.500%	03/15/17	$101,990
100,000		Lowe’s Cos, Inc	1.150	04/15/19	99,873
100,000		Wal-Mart Stores, Inc	1.125	04/11/18	100,212
		TOTAL RETAILING			508,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
250,000		Intel Corp	1.350	12/15/17	250,777
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			250,777

SOFTWARE & SERVICES - 0.7%
100,000		Fidelity National Information Services, Inc	2.850	10/15/18	102,622
100,000		International Business Machines Corp	1.800	05/17/19	101,333
100,000		Juniper Networks, Inc	3.125	02/26/19	102,665
100,000		Microsoft Corp	1.300	11/03/18	100,484
200,000		Microsoft Corp	1.100	08/08/19	199,347
50,000		Oracle Corp	1.200	10/15/17	50,008
200,000		Oracle Corp	5.750	04/15/18	213,952
		TOTAL SOFTWARE & SERVICES			870,411

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
200,000		Apple, Inc	1.000	05/03/18	199,703
100,000		Apple, Inc	1.300	02/23/18	100,292
200,000		Apple, Inc	1.100	08/02/19	199,199
200,000		Cisco Systems, Inc	1.650	06/15/18	201,595
100,000		Cisco Systems, Inc	1.600	02/28/19	100,747
100,000		Cisco Systems, Inc	1.400	09/20/19	100,102
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,833
200,000		General Electric Co	5.250	12/06/17	209,566
100,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	100,799
100,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	101,884
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,416,720

TELECOMMUNICATION SERVICES - 0.6%
300,000		AT&T, Inc	1.400	12/01/17	300,181
100,000		AT&T, Inc	2.300	03/11/19	101,672
100,000		Telefonica Emisiones SAU	3.192	04/27/18	102,357
100,000		Verizon Communications, Inc	1.375	08/15/19	99,510
200,000		Vodafone Group plc	1.500	02/19/18	199,860
		TOTAL TELECOMMUNICATION SERVICES			803,580

TRANSPORTATION - 0.2%
150,000		Burlington Northern Santa Fe LLC	5.650	05/01/17	153,872
50,000		United Parcel Service, Inc	1.125	10/01/17	50,060
		TOTAL TRANSPORTATION			203,932

UTILITIES - 1.5%
100,000		American Electric Power Co, Inc	1.650	12/15/17	100,187
100,000		Black Hills Corp	2.500	01/11/19	101,489
100,000	i	Dominion Resources, Inc	2.962	07/01/19	102,633
75,000		Dominion Resources, Inc	1.600	08/15/19	74,855
100,000		Duke Energy Corp	1.625	08/15/17	100,296
100,000		Exelon Corp	1.550	06/09/17	100,075
217

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Georgia Power Co	1.950%	12/01/18	$101,745
100,000	Kinder Morgan, Inc	2.000	12/01/17	100,135
200,000	MidAmerican Energy Holdings Co	5.750	04/01/18	213,055
200,000	NextEra Energy Capital Holdings, Inc	2.056	09/01/17	201,082
100,000	NextEra Energy Capital Holdings, Inc	1.649	09/01/18	100,375
100,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	101,580
200,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	200,184
100,000	Southern Co	1.550	07/01/18	100,384
100,000	Southern Co	1.850	07/01/19	100,779
100,000	Southern Power Co	1.850	12/01/17	100,634
50,000	Virginia Electric and Power Co	1.200	01/15/18	49,975
100,000	Wisconsin Public Service Corp	1.650	12/04/18	100,742
	TOTAL UTILITIES			2,050,205

	TOTAL CORPORATE BONDS			36,164,384
	(Cost $35,989,042)

GOVERNMENT BONDS - 72.5%

AGENCY SECURITIES - 7.2%
750,000	Federal Farm Credit Bank (FFCB)	0.750	04/18/18	748,939
1,000,000	Federal Home Loan Bank (FHLB)	2.250	09/08/17	1,014,573
500,000	FHLB	1.125	04/25/18	502,430
2,500,000	FHLB	0.875	06/29/18	2,509,610
2,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.250	08/01/19	2,014,366
2,000,000	Federal National Mortgage Association (FNMA)	0.875	08/28/17	2,003,744
600,000	FNMA	0.875	08/02/19	597,408
	TOTAL AGENCY SECURITIES			9,391,070

FOREIGN GOVERNMENT BONDS - 7.8%
100,000	African Development Bank	0.750	11/03/17	99,861
100,000	African Development Bank	1.625	10/02/18	101,234
100,000	Asian Development Bank	0.875	04/26/18	99,930
200,000	Asian Development Bank	0.875	10/05/18	199,720
100,000	Asian Development Bank	1.375	01/15/19	100,748
400,000	Asian Development Bank	1.875	04/12/19	408,270
250,000	Canada Government International Bond	1.125	03/19/18	250,980
100,000	Corp Andina de Fomento	2.000	05/10/19	100,885
300,000	Council Of Europe Development Bank	1.000	02/04/19	299,153
100,000	European Bank for Reconstruction & Development	0.750	09/01/17	100,185
1,350,000	European Investment Bank	1.125	09/15/17	1,353,132
500,000	European Investment Bank	1.000	06/15/18	500,080
600,000	European Investment Bank	1.250	05/15/19	601,941
50,000	Export Development Canada	0.750	12/15/17	49,923
100,000	Export Development Canada	1.000	11/01/18	100,037
100,000	Export Development Canada	1.250	12/10/18	100,495
100,000	Export Development Canada	1.250	02/04/19	100,547
200,000	Export-Import Bank of Korea	1.750	05/26/19	201,350
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	199,093
100,000	Hungary Government International Bond	4.000	03/25/19	104,778
100,000	Inter-American Development Bank	1.125	08/28/18	100,318
100,000	Inter-American Development Bank	1.000	05/13/19	99,983
650,000	International Bank for Reconstruction & Development	1.000	11/15/17	651,354
218

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	International Bank for Reconstruction & Development	1.000%	10/05/18	$100,144
100,000	International Bank for Reconstruction & Development	1.250	07/26/19	100,650
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	511,301
75,000	International Finance Corp	1.250	11/27/18	75,355
200,000	Italy Government International Bond	5.375	06/12/17	206,048
1,450,000	KFW	0.875	09/05/17	1,451,037
100,000	KFW	0.875	04/19/18	99,923
100,000	KFW	1.500	02/06/19	100,980
600,000	KFW	1.000	07/15/19	597,720
100,000	Landwirtschaftliche Rentenbank	2.375	09/13/17	101,385
300,000	Province of Ontario Canada	1.100	10/25/17	300,345
300,000	Province of Ontario Canada	1.650	09/27/19	302,628
200,000	Province of Quebec Canada	5.125	11/14/16	200,950
100,000	Svensk Exportkredit AB	1.250	04/12/19	100,188
	TOTAL FOREIGN GOVERNMENT BONDS			10,172,651

MUNICIPAL BONDS - 0.1%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	101,873
	TOTAL MUNICIPAL BONDS			101,873

U.S. TREASURY SECURITIES - 57.4%
700,000	United States Treasury Note	0.625	09/30/17	699,672
2,000,000	United States Treasury Note	0.875	11/30/17	2,003,984
500,000	United States Treasury Note	1.000	12/31/17	501,719
10,250,000	United States Treasury Note	0.750	01/31/18	10,252,798
3,500,000	United States Treasury Note	0.750	02/28/18	3,500,955
4,500,000	United States Treasury Note	0.875	03/31/18	4,508,964
2,500,000	United States Treasury Note	0.750	04/30/18	2,500,390
5,350,000	United States Treasury Note	0.875	05/31/18	5,360,866
2,150,000	United States Treasury Note	0.875	07/15/18	2,153,864
1,500,000	United States Treasury Note	0.750	07/31/18	1,499,590
11,250,000	United States Treasury Note	1.000	09/15/18	11,294,820
1,700,000	United States Treasury Note	0.875	10/15/18	1,702,723
2,800,000	United States Treasury Note	1.250	11/15/18	2,825,486
3,000,000	United States Treasury Note	1.250	12/15/18	3,028,008
2,400,000	United States Treasury Note	0.750	02/15/19	2,395,313
2,750,000	United States Treasury Note	1.000	03/15/19	2,760,312
3,700,000	United States Treasury Note	0.875	04/15/19	3,702,312
4,000,000	United States Treasury Note	0.875	05/15/19	4,001,720
3,000,000	United States Treasury Note	0.875	06/15/19	3,000,468
4,900,000	United States Treasury Note	0.750	08/15/19	4,882,581
2,600,000	United States Treasury Note	0.875	09/15/19	2,599,696
	TOTAL U.S. TREASURY SECURITIES			75,176,241

	TOTAL GOVERNMENT BONDS			94,841,835
	(Cost $94,680,963)

	TOTAL BONDS			131,006,219
	(Cost $130,670,005)
219

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
$1,000,000	Federal Home Loan Bank (FHLB)	0.100%	10/03/16	$1,000,000
	TOTAL GOVERNMENT AGENCY DEBT			1,000,000

	TOTAL SHORT-TERM INVESTMENTS			1,000,000
	(Cost $999,995)

	TOTAL INVESTMENTS - 100.9%			132,006,219
	(Cost $131,670,000)
	OTHER ASSETS & LIABILITIES, NET - (0.9)%			(1,063,509)
	NET ASSETS - 100.0%			$130,942,710

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $789,039 or 0.6% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

220

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.1%
$1,044,231	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$1,055,978
		TOTAL CAPITAL GOODS			1,055,978

ENERGY - 0.1%
42,146	i	Granite Acquisition, Inc	5.000	12/19/21	41,619
941,092	i	Granite Acquisition, Inc	5.000	12/19/21	929,328
		TOTAL ENERGY			970,947

MEDIA - 0.1%
1,318,375	i	Charter Communications Operating LLC	3.500	01/24/23	1,326,246
		TOTAL MEDIA			1,326,246

RETAILING - 0.1%
645,651	i	KAR Auction Services, Inc	4.375	03/09/23	653,722
		TOTAL RETAILING			653,722

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
5,000,000	i	MTS Systems Corp	5.000	07/05/23	5,034,400
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,034,400

UTILITIES - 0.3%
830,002	i	ExGen Renewables I LLC	5.250	02/06/21	837,265
1,897,688	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,614,610
		TOTAL UTILITIES			2,451,875

		TOTAL BANK LOAN OBLIGATIONS			11,493,168
		(Cost $11,619,651)

BONDS - 97.1%

CORPORATE BONDS - 34.6%

AUTOMOBILES & COMPONENTS - 0.5%
1,300,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,300,000
3,325,000	g	BMW US Capital LLC	2.250	09/15/23	3,313,672
		TOTAL AUTOMOBILES & COMPONENTS			4,613,672

BANKS - 7.3%
3,200,000		Bank of America Corp	1.350	11/21/16	3,200,998
3,000,000		Bank of America Corp	1.950	05/12/18	3,016,524
2,675,000		Bank of Montreal	1.500	07/18/19	2,669,144
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,018,544
3,000,000		Bank of Nova Scotia	1.875	04/26/21	3,020,670
221

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	g	Bank of Nova Scotia	1.875%	09/20/21	$3,017,139
2,150,000	i	Chittenden Corp	1.502	02/14/17	2,146,708
1,125,000		Citizens Financial Group, Inc	2.375	07/28/21	1,129,022
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	262,092
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,111,756
3,037,000		Cooperatieve Rabobank UA	3.750	07/21/26	3,043,900
3,300,000		Discover Bank	3.450	07/27/26	3,321,358
3,000,000	g	ING Bank NV	2.000	11/26/18	3,019,890
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	456,504
2,500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	2,363,920
2,100,000		KeyBank NA	2.350	03/08/19	2,139,432
1,850,000	i	Manufacturers & Traders Trust Co	1.015	07/25/17	1,850,401
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	1,025,953
5,275,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	5,297,740
1,000,000		Northern Trust Corp	3.375	08/23/21	1,073,470
2,088,000		People’s United Financial, Inc	3.650	12/06/22	2,149,352
2,000,000		Royal Bank of Canada	1.875	02/05/20	2,021,222
3,000,000		Royal Bank of Canada	2.100	10/14/20	3,050,040
250,000		Silicon Valley Bank	6.050	06/01/17	256,783
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	500,120
2,500,000		SVB Financial Group	3.500	01/29/25	2,527,090
2,500,000		Toronto-Dominion Bank	1.450	08/13/19	2,494,680
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,031,116
4,000,000		Toronto-Dominion Bank	2.125	04/07/21	4,048,116
2,500,000		Toronto-Dominion Bank	1.800	07/13/21	2,490,253
		TOTAL BANKS			67,753,937

CAPITAL GOODS - 1.2%
1,150,000		Anixter, Inc	5.500	03/01/23	1,204,625
3,750,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	3,874,688
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,130,551
250,000		Pentair Finance S.A.	1.875	09/15/17	250,573
2,150,000		Pentair Finance S.A.	2.900	09/15/18	2,180,025
500,000		Pentair Finance S.A.	2.650	12/01/19	502,571
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	1,012,492
500,000		Rockwell Collins, Inc	3.700	12/15/23	545,399
		TOTAL CAPITAL GOODS			10,700,924

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,000,000		Air Lease Corp	2.125	01/15/18	1,005,000
500,000		Air Lease Corp	3.875	04/01/21	528,750
1,000,000		Air Lease Corp	4.250	09/15/24	1,051,140
2,200,000		Waste Management, Inc	3.900	03/01/35	2,350,443
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,935,333

CONSUMER SERVICES - 1.4%
3,485,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,621,274
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	2,077,538
3,350,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	3,720,242
100,000		Salvation Army	5.637	09/01/26	113,043
3,000,000		Trustees of Dartmouth College	3.474	06/01/46	3,199,527
		TOTAL CONSUMER SERVICES			12,731,624
222

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
DIVERSIFIED FINANCIALS - 1.9%
$500,000	g,i	Armor Re Ltd	4.724%	12/15/16	$501,350
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,036,165
500,000	g	EDP Finance BV	5.250	01/14/21	540,732
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	504,046
2,500,000		Ford Motor Credit Co LLC	2.943	01/08/19	2,558,475
1,000,000	i	Ford Motor Credit Co LLC	1.698	11/04/19	1,004,138
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	1,026,203
5,250,000		Morgan Stanley	2.200	12/07/18	5,304,705
250,000	g	RCI Banque S.A.	3.500	04/03/18	257,020
2,000,000		State Street Corp	2.550	08/18/20	2,074,346
3,250,000		Unilever Capital Corp	2.000	07/28/26	3,188,133
		TOTAL DIVERSIFIED FINANCIALS			17,995,313

ENERGY - 2.1%
2,880,000		Apache Corp	3.250	04/15/22	2,955,522
1,000,000		EOG Resources, Inc	3.900	04/01/35	999,103
3,600,000		EOG Resources, Inc	5.100	01/15/36	4,096,181
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	897,345
3,000,000		National Oilwell Varco, Inc	3.950	12/01/42	2,368,620
500,000	g	Northern Natural Gas Co	4.100	09/15/42	531,227
1,000,000		Southwestern Energy Co	5.800	01/23/20	997,500
1,000,000	i	Statoil ASA	0.992	11/09/17	999,913
500,000		Statoil ASA	3.150	01/23/22	530,153
1,000,000		Statoil ASA	2.450	01/17/23	1,019,877
500,000		Statoil ASA	2.650	01/15/24	512,041
3,000,000		Statoil ASA	3.950	05/15/43	3,101,061
		TOTAL ENERGY			19,008,543

FOOD & STAPLES RETAILING - 0.3%
3,000,000		Starbucks Corp	2.450	06/15/26	3,048,879
		TOTAL FOOD & STAPLES RETAILING			3,048,879

FOOD, BEVERAGE & TOBACCO - 0.2%
2,250,000		PepsiCo, Inc	1.500	02/22/19	2,265,772
		TOTAL FOOD, BEVERAGE & TOBACCO			2,265,772

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	508,370
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	1,018,808
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	1,041,519
2,000,000		New York and Presbyterian Hospital	4.063	08/01/56	2,162,312
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,033,250
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,764,259

INSURANCE - 1.3%
3,000,000	g	Five Corners Funding Trust	4.419	11/15/23	3,241,191
1,750,000		Progressive Corp	3.700	01/26/45	1,831,627
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	2,085,000
3,950,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	4,029,020
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,066,710
		TOTAL INSURANCE			12,253,548
223

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 1.0%
$2,000,000		Agrium, Inc	3.500%	06/01/23	$2,093,878
1,000,000		Agrium, Inc	5.250	01/15/45	1,114,745
2,000,000		International Paper Co	5.000	09/15/35	2,201,170
1,184,000		International Paper Co	4.800	06/15/44	1,252,718
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,681,250
		TOTAL MATERIALS			9,343,761

MEDIA - 0.8%
3,000,000	g	CCO Safari II LLC	3.579	07/23/20	3,135,774
4,240,000	g	Charter Communications Operating LLC	4.908	07/23/25	4,680,879
		TOTAL MEDIA			7,816,653

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,100,000		Biogen, Inc	2.900	09/15/20	1,142,479
3,000,000		Biogen, Inc	3.625	09/15/22	3,213,567
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	501,958
1,150,000		Zoetis, Inc	3.450	11/13/20	1,202,191
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,060,195

REAL ESTATE - 2.2%
1,250,000		AvalonBay Communities, Inc	2.900	10/15/26	1,244,905
1,675,000		AvalonBay Communities, Inc	3.900	10/15/46	1,656,001
3,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	3,586,444
2,900,000		Brixmor Operating Partnership LP	4.125	06/15/26	3,007,283
3,401,000		Equity One, Inc	3.750	11/15/22	3,529,139
3,000,000		Kimco Realty Corp	6.875	10/01/19	3,439,425
3,543,000		Regency Centers LP	3.750	06/15/24	3,738,673
450,000		Washington REIT	4.950	10/01/20	485,839
		TOTAL REAL ESTATE			20,687,709

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
5,000,000		Apple, Inc	2.850	02/23/23	5,265,170
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,265,170

TELECOMMUNICATION SERVICES - 0.7%
500,000		CenturyLink, Inc	6.750	12/01/23	520,000
1,700,000		Crown Castle International Corp	2.250	09/01/21	1,698,751
1,675,000		Verizon Communications, Inc	1.375	08/15/19	1,666,799
3,000,000		Verizon Communications, Inc	2.625	08/15/26	2,943,576
		TOTAL TELECOMMUNICATION SERVICES			6,829,126

TRANSPORTATION - 3.6%
2,000,000	i	Canadian National Railway Co	0.987	11/14/17	2,002,138
2,192,460		Delta Air Lines	4.250	07/30/23	2,263,715
1,892,599		Delta Air Lines	3.625	07/30/27	2,015,617
500,000		GATX Corp	5.200	03/15/44	540,136
1,000,000		GATX Corp	4.500	03/30/45	960,193
119,000		Kansas City Southern	2.350	05/15/20	119,946
2,500,000		Kansas City Southern	4.300	05/15/43	2,583,613
5,000,000		Kansas City Southern	4.950	08/15/45	5,690,055
224

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,050,000	g	Mexico City Airport Trust	4.250%	10/31/26	$2,055,125
5,000,000	g	Mexico City Airport Trust	5.500	10/31/46	4,912,500
1,000,000		Spirit Airlines, Inc	4.100	04/01/28	1,020,000
6,301,446		Union Pacific Railroad Co	3.227	05/14/26	6,553,504
2,896,990		Union Pacific Railroad Co	2.695	05/12/27	2,867,143
		TOTAL TRANSPORTATION			33,583,685

UTILITIES - 7.7%
2,500,000	g	Colorado Interstate Gas Co LLC	4.150	08/15/26	2,480,095
2,000,000		Connecticut Light & Power Co	4.150	06/01/45	2,243,592
1,350,000		Consolidated Edison, Inc	2.000	05/15/21	1,363,356
4,100,187	g	Continental Wind LLC	6.000	02/28/33	4,521,662
3,000,000	g	Electricite de France S.A.	3.625	10/13/25	3,156,324
1,700,000	g	Fortis, Inc	2.100	10/04/21	1,692,851
2,900,000	g	Fortis, Inc	3.055	10/04/26	2,891,535
3,000,000		Georgia Power Co	3.250	04/01/26	3,190,209
3,800,000	g	Greenko Investment Co	4.875	08/16/23	3,706,167
1,507,880	g	Harper Lake Solar Funding Corp	7.645	12/31/18	1,568,195
5,000,000	g	Massachusetts Electric Co	4.004	08/15/46	5,213,580
250,000		Northeast Utilities	1.450	05/01/18	250,469
4,783,000		NorthWestern Corp	4.176	11/15/44	5,200,575
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,070,209
4,000,000	i	San Diego Gas & Electric Co	1.034	03/09/17	3,999,796
2,750,006		San Diego Gas & Electric Co	1.914	02/01/22	2,746,964
1,000,000		Sempra Energy	2.875	10/01/22	1,033,879
2,984,684	g	Solar Star Funding LLC	3.950	06/30/35	2,913,573
2,997,992	g	Solar Star Funding LLC	5.375	06/30/35	3,285,886
2,825,000		Southern Power Co	1.850	12/01/17	2,842,905
5,065,000		Southern Power Co	4.150	12/01/25	5,457,482
1,500,000	g,i	TerraForm Power Operating LLC	9.375	02/01/23	1,545,000
2,860,422	g	Topaz Solar Farms LLC	4.875	09/30/39	3,026,770
239,880	g	Topaz Solar Farms LLC	5.750	09/30/39	270,611
4,950,000		Westar Energy, Inc	2.550	07/01/26	4,954,455
1,000,000		WGL Holdings, Inc	2.250	11/01/19	1,009,525
		TOTAL UTILITIES			71,635,665

		TOTAL CORPORATE BONDS			322,293,768
		(Cost $314,082,505)

GOVERNMENT BONDS - 48.2%

AGENCY SECURITIES - 11.6%
865,855		Ethiopian Leasing 2012 LLC	2.566	08/14/26	896,916
748,941		Export Lease Ten Co LLC	1.650	05/07/25	743,393
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	501,532
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	3,053,709
1,000,000		FNMA	2.625	09/06/24	1,069,628
3,436,239	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	3,850,237
1,225,000	j	Government Trust Certificate	0.000	04/01/21	1,145,371
1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	1,799,304
785,000	g	Hospital for Special Surgery	3.500	01/01/23	826,107
875,000		Mexican Aircraft Finance V LLC	2.329	01/14/27	893,557
7,500,000		NCUA Guaranteed Notes	2.350	06/12/17	7,588,200
225

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,500,000		NCUA Guaranteed Notes	3.000%	06/12/19	$7,886,625
6,035,000		NCUA Guaranteed Notes	3.450	06/12/21	6,561,916
2,835,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	2,906,587
775,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/11/17	780,472
3,000,000	j	OPIC	0.000	02/11/18	3,088,065
1,000,000	j	OPIC	0.000	11/15/19	1,064,608
2,000,000		OPIC	2.740	09/15/29	2,038,618
3,000,000		OPIC	3.220	09/15/29	3,166,236
1,000,000		OPIC	3.280	09/15/29	1,059,880
202,207		OPIC	3.540	06/15/30	220,182
212,687		OPIC	3.370	12/15/30	231,424
479,722		OPIC	3.820	12/20/32	534,600
239,861		OPIC	3.938	12/20/32	267,930
951,789		OPIC	3.330	05/15/33	1,015,678
986,172		OPIC	3.160	06/01/33	1,036,243
1,250,000		OPIC	2.810	07/31/33	1,278,611
1,000,000		OPIC	2.940	07/31/33	1,033,304
1,500,000		OPIC	3.250	07/31/33	1,590,327
2,000,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	2,076,584
1,000,000		PEFCO	3.550	01/15/24	1,110,362
1,000,000		PEFCO	3.250	06/15/25	1,098,238
220,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	231,730
3,871,000		US Department of Housing and Urban Development (HUD)	0.930	08/01/17	3,881,099
3,176,000		HUD	1.540	08/01/17	3,201,259
3,000,000		HUD	2.910	08/01/17	3,058,653
478,000		HUD	5.300	08/01/17	480,536
122,000		HUD	1.330	08/01/18	123,198
1,000,000		HUD	1.770	08/01/18	1,016,495
4,050,000		HUD	3.120	08/01/18	4,218,103
2,200,000		HUD	4.620	08/01/18	2,350,579
510,000		HUD	2.050	08/01/19	523,225
850,000		HUD	3.300	08/01/19	904,508
450,000		HUD	4.870	08/01/19	496,180
1,573,000		HUD	1.980	08/01/20	1,613,823
410,000		HUD	2.450	08/01/20	428,969
150,000		HUD	3.430	08/01/20	162,343
3,958,000		HUD	2.350	08/01/21	4,153,466
1,361,000		HUD	2.450	08/01/22	1,430,073
500,000		HUD	2.910	08/01/23	529,564
1,300,000		HUD	5.380	08/01/27	1,396,993
2,180,000	i	Housing and Urban Development Corp Ltd	1.284	09/15/30	2,115,690
3,000,000		Montefiore Medical Center	2.152	10/20/26	3,020,754
2,625,000		Tunisia Government AID Bonds	1.416	08/05/21	2,636,156
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,751,017
5,000,000		Ukraine Government AID Bonds	1.471	09/29/21	5,030,245
		TOTAL AGENCY SECURITIES			108,169,102

FOREIGN GOVERNMENT BONDS - 9.5%
3,000,000		African Development Bank	0.750	10/18/16	3,000,390
1,000,000		African Development Bank	2.375	09/23/21	1,042,869
2,000,000		Asian Development Bank	2.125	03/19/25	2,056,420
3,000,000		Canada Government International Bond	1.125	03/19/18	3,011,760
180,618	g	Carpintero Finance Ltd	2.004	09/18/24	182,161
226

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,750,000		Council Of Europe Development Bank	1.000%	02/04/19	$2,742,239
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,919,364
5,000,000		European Bank for Reconstruction & Development	0.875	07/22/19	4,978,015
2,225,000		European Investment Bank	2.000	03/15/21	2,284,661
3,000,000		European Investment Bank	2.125	04/13/26	3,067,251
3,000,000		Export Development Canada	0.875	01/30/17	2,998,503
3,000,000		Export Development Canada	1.250	12/10/18	3,014,841
1,000,000		Export Development Canada	1.625	12/03/19	1,015,352
1,350,000		Export-Import Bank of Korea	1.750	02/27/18	1,356,330
5,000,000		Inter-American Development Bank	1.185	07/09/18	5,025,415
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,010,392
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	525,512
1,080,000		International Bank for Reconstruction & Development	0.625	07/12/17	1,081,176
2,500,000		International Finance Corp	2.125	04/07/26	2,566,043
2,500,000		Japan Bank for International Cooperation	1.875	04/20/21	2,525,185
3,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	3,029,778
3,000,000		KFW	1.000	01/26/18	3,004,059
1,000,000		KFW	1.750	10/15/19	1,017,278
3,000,000		KFW	1.500	04/20/20	3,028,140
3,000,000		KFW	1.875	11/30/20	3,067,713
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	2,033,494
4,000,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	4,033,564
4,900,000	g	Nacional Financiera SNC	3.375	11/05/20	5,084,730
5,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	5,181,080
5,420,000		North American Development Bank	2.300	10/10/18	5,537,522
3,100,000		North American Development Bank	4.375	02/11/20	3,381,697
3,150,000		North American Development Bank	2.400	10/26/22	3,197,817
500,000		Province of Manitoba Canada	3.050	05/14/24	540,042
250,000		Province of Ontario Canada	1.200	02/14/18	250,553
		TOTAL FOREIGN GOVERNMENT BONDS			88,791,346

MORTGAGE BACKED - 10.6%
992,949		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	1,029,442
843,526		FHLMC	3.500	09/15/41	874,735
312,682		FHLMC	3.000	12/15/41	325,359
1,413,510		FHLMC	3.000	08/15/42	1,462,629
659,255		FHLMC	3.000	09/15/42	681,131
2,079,819		FHLMC	3.500	07/15/46	308,294
964,147		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	03/01/27	1,019,174
454,416		FGLMC	3.500	04/01/45	486,765
3,281,523		FGLMC	3.500	10/01/45	3,504,036
3,147,128		FGLMC	4.000	12/01/45	3,429,335
219,547		Federal National Mortgage Association (FNMA)	3.500	11/01/25	234,171
416,500		FNMA	3.000	10/01/31	438,063
1,000,000		FNMA	2.500	10/25/31	1,035,820
1,000,000		FNMA	3.000	10/25/31	1,049,883
2,000,000		FNMA	2.500	11/25/31	2,067,891
2,000,000		FNMA	3.000	11/25/31	2,096,914
2,000,000		FNMA	2.500	12/25/31	2,063,906
1,000,000		FNMA	3.000	12/25/31	1,046,842
324,331		FNMA	5.000	10/01/33	361,800
332,018		FNMA	5.500	01/01/38	377,548
364,398		FNMA	5.500	11/01/38	428,014
227

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$776,309		FNMA	4.500%	08/01/39	$866,191
513,857		FNMA	4.500	10/01/39	575,043
154,595		FNMA	4.500	03/01/40	169,550
451,691		FNMA	4.500	04/01/40	503,884
189,578		FNMA	5.500	04/01/40	215,568
259,082		FNMA	5.500	07/01/40	294,248
1,167,929		FNMA	5.000	09/01/40	1,298,492
137,859		FNMA	6.000	10/01/40	158,249
1,405,945		FNMA	5.000	04/01/41	1,595,024
199,300		FNMA	4.500	11/01/41	218,875
177,956		FNMA	4.500	02/01/42	195,658
236,667		FNMA	4.500	06/01/42	260,349
594,058		FNMA	3.000	06/25/42	616,534
548,662	i	FNMA	1.025	08/25/42	549,594
511,543	i	FNMA	0.925	11/25/42	510,267
1,095,907		FNMA	3.500	11/25/42	177,002
799,485		FNMA	4.500	06/01/44	895,461
172,760		FNMA	4.500	06/01/44	193,372
1,030,466		FNMA	4.500	07/01/44	1,130,053
93,006		FNMA	4.000	08/01/44	102,568
370,978		FNMA	4.500	08/01/44	415,580
709,416		FNMA	4.500	11/01/44	794,791
1,804,681		FNMA	4.000	12/01/44	1,965,856
935,963		FNMA	4.000	01/01/45	1,024,250
920,286		FNMA	4.500	03/01/45	1,031,712
2,814,209		FNMA	4.000	07/01/45	3,077,402
464,639		FNMA	4.000	01/01/46	506,406
3,320,748		FNMA	3.500	06/01/46	3,505,128
987,453		FNMA	3.500	07/01/46	1,044,713
185,807		FNMA	3.500	10/01/46	198,836
291,164		FNMA	3.500	10/01/46	311,060
1,000,000		FNMA	3.000	10/25/46	1,039,687
7,000,000		FNMA	3.500	10/25/46	7,387,188
203,167		FNMA	3.500	10/25/46	38,157
2,000,000		FNMA	4.000	10/25/46	2,148,047
5,000,000		FNMA	3.000	11/25/46	5,186,425
5,000,000		FNMA	4.000	11/25/46	5,363,867
1,000,000		FNMA	4.500	11/25/46	1,093,975
6,000,000		FNMA	3.000	12/25/46	6,211,126
5,329,264		FNMA	3.500	07/01/55	5,625,172
859,020		Government National Mortgage Association (GNMA)	2.690	06/15/33	871,530
116,170		GNMA	5.000	10/20/39	129,832
118,486		GNMA	5.000	06/20/42	128,890
1,422,058		GNMA	3.500	10/20/42	245,860
381,451		GNMA	3.500	07/15/43	411,268
766,741		GNMA	3.500	09/20/44	814,996
1,940,320		GNMA	3.500	05/20/46	2,063,703
2,232,090		GNMA	4.000	08/20/46	2,399,894
2,000,000		GNMA	3.500	10/20/46	2,124,375
4,000,000		GNMA	3.000	11/20/46	4,182,422
2,000,000		GNMA	3.000	12/20/46	2,087,148
		TOTAL MORTGAGE BACKED			98,277,030
228

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 12.8%
$2,070,000		American Municipal Power, Inc	5.514%	02/15/21	$2,301,178
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,097,260
1,000,000		California Earthquake Authority	2.805	07/01/19	1,021,590
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,080,100
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	257,962
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	514,380
3,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	3,598,525
500,000		Chelan County Public Utility District No	3.603	07/01/21	543,755
2,460,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	3,102,872
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,051,540
3,000,000		City of Chicago IL	7.750	01/01/42	3,226,350
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,104,920
3,200,000	g	City of Compton CA	2.000	06/01/17	3,193,344
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	260,842
3,075,000		City of Norfolk VA	3.000	10/01/35	3,047,417
345,000		Commonwealth Financing Authority	2.428	06/01/20	347,688
355,000		Commonwealth Financing Authority	2.675	06/01/21	359,377
5,000,000		Commonwealth of Massachusetts	3.277	06/01/46	5,229,950
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,414,759
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,519,560
1,860,000		County of Miami-Dade FL Aviation Revenue	3.856	10/01/41	1,876,945
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,252,166
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,483,932
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	3,056,190
500,000	j	Garden State Preservation Trust	0.000	11/01/22	444,690
195,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	197,168
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,891,565
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,345,960
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,182,100
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,024,370
3,720,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,757,572
2,575,000		Metropolitan Council	1.200	09/01/17	2,582,416
3,025,000		Metropolitan Council	1.550	09/01/19	3,060,272
500,000		Michigan Finance Authority	5.000	07/01/22	581,225
4,000,000		Michigan Finance Authority	3.610	11/01/32	3,936,840
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,283,206
250,000	g	Niagara Area Development Corp	4.000	11/01/24	253,808
2,805,000		Ohio State Water Development Authority	4.879	12/01/34	3,350,068
250,000		Oklahoma Water Resources Board	3.071	04/01/22	267,690
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	205,387
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,329,197
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,598,320
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,033,500
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,018,190
1,000,000		State of California	1.800	04/01/20	1,016,920
1,000,000		State of California	3.750	10/01/37	1,068,320
2,480,000		State of California	4.988	04/01/39	2,689,411
500,000		State of Michigan	3.590	12/01/26	530,940
1,000,000		State of Texas	0.863	08/01/18	995,200
229

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		State of Texas	1.737%	08/01/22	$988,150
1,000,000		State of Texas’	3.576	08/01/34	1,017,310
1,000,000		State of Texas	3.726	08/01/43	1,027,930
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,360,600
255,000		Texas Public Finance Authority	5.250	07/01/17	255,928
3,000,000		Texas Water Development Board	4.648	04/15/50	3,118,680
500,000		University of California	2.676	05/15/21	521,415
1,230,000		University of Cincinnati	3.500	06/01/32	1,305,276
2,000,000		University of New Mexico	3.532	06/20/32	2,054,940
2,000,000		University of Virginia	3.570	04/01/45	2,154,820
2,500,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	2,658,500
655,000		Washington County Clean Water Services	4.828	10/01/22	759,676
530,000		Washington County Clean Water Services	5.078	10/01/24	639,763
1,245,000		Water Works Board of the City of Birmingham	1.509	01/01/19	1,241,402
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,987,550
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	2,039,145
250,000		West Virginia Water Development Authority	5.000	11/01/21	293,915
		TOTAL MUNICIPAL BONDS			119,011,937

U.S. TREASURY SECURITIES - 3.7%
9,290,000		United States Treasury Bond	2.500	05/15/46	9,646,355
475,000		United States Treasury Note	0.875	05/31/18	475,965
460,000		United States Treasury Note	0.750	08/31/18	459,892
4,380,000		United States Treasury Note	0.875	09/15/19	4,379,487
6,410,000		United States Treasury Note	1.375	05/31/21	6,480,113
7,970,000		United States Treasury Note	1.125	08/31/21	7,962,524
2,050,000		United States Treasury Note	2.000	11/30/22	2,130,159
400,000		United States Treasury Note	1.500	03/31/23	402,985
2,950,000		United States Treasury Note	1.500	08/15/26	2,923,382
		TOTAL U.S. TREASURY SECURITIES			34,860,862

		TOTAL GOVERNMENT BONDS			449,110,277
		(Cost $441,327,564)

STRUCTURED ASSETS - 14.3%

ASSET BACKED - 3.5%
230,752	i	ACE Securities Corp Home Equity Loan Trust	1.260	08/25/35	228,657
		Series - 2005 HE5 (Class M2)
70,833		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	70,941
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	154,352
		Series - 2015 3 (Class D)
162,007	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	162,034
		Series - 2005 HE7 (Class M2)
333,333	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	333,409
		Series - 2011 3A (Class C)
833,333	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	833,599
		Series - 2011 5A (Class C)
925,000	i	Basic Asset Backed Securities Trust	0.835	04/25/36	850,987
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,000,729
		Series - 2014 1A (Class A)
230

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,257,485	g,i	CBRE Realty Finance	0.957%	04/07/52	$815,983
		Series - 2007 1A (Class A2)
985,000	g	DB Master Finance LLC	3.262	02/20/45	990,122
		Series - 2015 1A (Class A2I)
992,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,001,805
		Series - 2015 1A (Class A2I)
893,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	910,043
		Series - 2015 1A (Class A2II)
2,335,596	g	HERO Funding Trust	3.840	09/21/40	2,321,608
		Series - 2015 1A (Class A)
740,635	g	HERO Funding Trust	3.990	09/21/40	737,512
		Series - 2014 2A (Class A)
2,887,552	g	HERO Funding Trust	3.750	09/20/41	2,933,580
		Series - 2016 2A (Class A)
1,847,613	g	HERO Funding Trust	4.050	09/20/41	1,903,042
		Series - 2016 1A (Class A)
2,500,000	g	HERO Funding Trust	3.080	09/20/42	2,500,000
		Series - 2016 3A (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	518,222
		Series - 2010 1A (Class B3)
85,040	i	Lehman XS Trust	0.775	02/25/36	80,966
		Series - 2006 1 (Class 1A1)
148,170	g	Orange Lake Timeshare Trust	3.030	07/09/29	148,579
		Series - 2014 AA (Class B)
60,731	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.305	01/25/36	60,458
		Series - 2005 WCH1 (Class M2)
173,990	g	SolarCity LMC	4.800	11/20/38	169,218
		Series - 2013 1 (Class A)
440,176	g	SolarCity LMC	4.590	04/20/44	428,149
		Series - 2014 1 (Class A)
920,489	g	SolarCity LMC	4.020	07/20/44	866,475
		Series - 2014 2 (Class A)
2,035,422	g	SolarCity LMC	4.800	09/20/48	1,986,639
		Series - 2016 A (Class A)
497,337	g	SpringCastle America Funding LLC	2.700	05/25/23	498,942
		Series - 2014 AA (Class A)
500,000	g	SpringCastle America Funding LLC	3.050	04/25/29	503,750
		Series - 2016 AA (Class A)
742,258	i	Structured Asset Securities Corp Mortgage Loan Trust	2.023	04/25/35	699,216
		Series - 2005 7XS (Class 2A1A)
2,000,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	2,004,643
		Series - 2015 B (Class A3)
5,000,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	5,007,229
		Series - 2016 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,019,529
		Series - 2015 B (Class A4)
		TOTAL ASSET BACKED			32,740,418

OTHER MORTGAGE BACKED - 10.8%
90,772	g	7 WTC Depositor LLC Trust	4.082	03/13/31	91,623
		Series - 2012 7WTC (Class A)
1,000,000	g,i	ACRE Commercial Mortgage Trust	3.030	08/15/31	993,339
		Series - 2014 FL2 (Class C)
231

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000	i	Banc of America Commercial Mortgage Trust	5.854%	05/10/45	$198,499
		Series - 2006 2 (Class C)
1,977,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,980,324
		Series - 2006 6 (Class B)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	497,552
		Series - 2007 1 (Class AMFX)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	1,012,345
		Series - 2007 4 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	674,934
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	1,873,557
		Series - 2007 5 (Class AJ)
500,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	468,111
		Series - 2007 4 (Class D)
3,000,000	g	BBCMS Trust	3.593	09/15/32	3,191,557
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,674,750
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.087	09/11/42	1,131,954
		Series - 2007 T28 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	66,376
		Series - 2007 C3 (Class AM)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,507,392
		Series - 2007 C3 (Class AJ)
5,000,000	g	COMM Mortgage Trust	3.544	03/10/31	5,127,960
		Series - 2013 WWP (Class C)
32,093	i	Commercial Mortgage Trust	5.238	04/10/37	32,070
		Series - 2005 GG5 (Class AJ)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,064,268
		Series - 2007 GG11 (Class AM)
1,510,000	i	Commercial Mortgage Trust	6.147	12/10/49	1,483,030
		Series - 2007 GG11 (Class B)
284,145	i	Connecticut Avenue Securities	2.025	02/25/25	284,514
		Series - 2015 C01 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	4.775	01/25/29	3,084,457
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	4.975	01/25/29	2,324,425
		Series - 2016 C05 (Class 2M2)
270,276	i	Countrywide Home Loan Mortgage Pass Through Trust	2.929	11/20/34	258,085
		Series - 2004 HYB6 (Class A2)
500,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	500,485
		Series - 2006 K1A (Class H)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	672,602
		Series - 2007 C4 (Class A1AJ)
2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	2,510,922
		Series - 2007 C4 (Class AJ)
1,000,000	i	Credit Suisse Commercial Mortgage Trust	0.760	01/15/49	984,967
		Series - 2007 C2 (Class AMFL)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,252,184
		Series - 2007 C2 (Class AJ)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,484,876
		Series - 2007 C1 (Class AM)
232

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	g	GRACE Mortgage Trust	3.369%	06/10/28	$5,323,656
		Series - 2014 GRCE (Class A)
2,500,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	2,540,936
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.075	08/10/38	2,453,543
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.075	08/10/38	2,516,252
		Series - 2016 10HY (Class B)
44,153	i	Impac CMB Trust	1.185	03/25/35	40,601
		Series - 2004 11 (Class 2A1)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	998,798
		Series - 2006 C4 (Class B)
500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	499,341
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	693,981
		Series - 2007 C1 (Class D)
1,467,968	g,i	LVII Resecuritization Trust	3.324	07/25/47	1,484,483
		Series - 2015 A (Class A)
1,100,000	g,i	ML-CFC Commercial Mortgage Trust	0.708	08/12/48	1,077,598
		Series - 2007 5 (Class AMFL)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,011,930
		Series - 2007 6 (Class AM)
3,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	3,183,803
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust	3.560	07/13/29	1,144,949
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	5,103,426
		Series - 2013 WLSR (Class A)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,490,703
		Series - 2007 HQ12 (Class C)
1,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	904,665
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,042,924
		Series - 2007 IQ15 (Class AM)
2,000,000	i	Morgan Stanley Capital I Trust	6.297	12/12/49	1,813,782
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	907,184
		Series - 2007 IQ16 (Class AJA)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,269,597
		Series - 2010 OBP (Class A)
495,699	i	Structured Agency Credit Risk Debt Note (STACR)	2.925	01/25/25	500,041
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	03/25/25	1,013,239
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.325	03/25/25	264,345
		Series - 2015 HQ1 (Class M3)
3,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.725	10/25/28	3,556,975
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.874	03/25/29	1,752,157
		Series - 2016 HQA3 (Class M2)
2,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.730	12/15/43	1,954,328
		Series - 2007 C30 (Class AMFL)
976,510	i	Wachovia Bank Commercial Mortgage Trust	5.784	01/15/45	948,997
		Series - 2006 C23 (Class F)
233

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825%	07/15/45	$2,256,532
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	72,328
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.139	05/15/46	751,688
		Series - 2007 C34 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	985,089
		Series - 2007 C34 (Class B)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,961,703
		Series - 2007 C34 (Class C)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,252,317
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.839	04/15/47	480,135
		Series - 2007 C31 (Class C)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,016,387
		Series - 2007 C32 (Class AMFX)
1,333,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	266,600
		Series - 2007 C32 (Class J)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,964,164
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	960,540
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	40,824
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			99,927,699

		TOTAL STRUCTURED ASSETS			132,668,117
		(Cost $133,375,149)

		TOTAL BONDS			904,072,162
		(Cost $888,785,218)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp	6.375	12/30/49	275,625
		TOTAL BANKS			275,625
		TOTAL PREFERRED STOCKS			275,625
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.4%

GOVERNMENT AGENCY DEBT - 3.3%
$20,200,000		Federal Home Loan Bank (FHLB)	0.350	02/06/17	20,176,669
10,000,000		FHLB	0.100	10/03/16	10,000,000
		TOTAL GOVERNMENT AGENCY DEBT			30,176,669

MUNICIPAL DEBT - 0.2%
1,920,000		Midpeninsula Regional Open Space District	0.000	09/01/17	1,917,754
		TOTAL MUNICIPAL DEBT			1,917,754
234

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
TREASURY DEBT - 4.9%
$7,000,000	United States Treasury Bill	0.300%	12/01/16	$6,998,047
30,000,000	United States Treasury Bill	0.211	12/22/16	29,983,620
9,000,000	United States Treasury Bill	0.312	02/09/17	8,988,966
	TOTAL TREASURY DEBT			45,970,633

	TOTAL SHORT-TERM INVESTMENTS			78,065,056
	(Cost $78,066,612)

	TOTAL INVESTMENTS - 106.7%			993,906,011
	(Cost $978,727,106)
	OTHER ASSETS & LIABILITIES, NET - (6.7)%			(62,479,903)
	NET ASSETS - 100.0%			$931,426,108

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $184,317,134 or 19.8% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
235

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 98.3%

ALABAMA - 1.8%
$2,220,000		Mobile County Board of School Commissioners	5.000%	03/01/26	$2,794,913
2,395,000		University of South Alabama	5.000	11/01/31	2,937,156
		TOTAL ALABAMA			5,732,069

ARIZONA - 0.9%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	247,502
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	249,882
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,288,080
		TOTAL ARIZONA			2,785,464

CALIFORNIA - 12.8%
560,000		California Health Facilities Financing Authority	5.000	11/15/33	685,692
715,000	g	California School Finance Authority	5.000	08/01/25	865,786
1,395,000	g	City of Compton CA	2.000	06/01/17	1,392,098
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,215,820
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	2,057,434
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	882,742
1,000,000		Kern County Water Agency Improvement District No 4	5.000	05/01/25	1,282,400
2,480,000		Los Angeles Department of Water & Power	5.000	07/01/44	2,983,316
1,000,000		Oakland Unified School District	5.000	08/01/35	1,207,350
500,000		Oakland Unified School District	5.000	08/01/40	600,150
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	567,572
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	702,708
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	510,438
1,600,000		San Diego Public Facilities Financing Authority	5.000	10/15/26	2,035,552
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	925,928
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	1,013,168
5,000,000		State of California	5.000	08/01/24	6,316,450
1,000,000		State of California	5.000	09/01/24	1,265,100
3,000,000		State of California	5.000	09/01/24	3,795,300
1,400,000		State of California	5.000	09/01/25	1,800,302
2,000,000		State of California, GO	5.000	02/01/22	2,397,520
2,000,000		State of California, GO	5.000	04/01/22	2,408,440
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,044,305
		TOTAL CALIFORNIA			39,955,571

COLORADO - 1.2%
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,382,439
1,000,000		Denver Urban Renewal Authority	5.000	12/01/24	1,250,300
		TOTAL COLORADO			3,632,739
236

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CONNECTICUT - 2.6%
$1,250,000	City of New Haven CT	5.000%	08/15/24	$1,536,813
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,667,596
2,000,000	University of Connecticut	5.000	03/15/28	2,490,620
2,000,000	University of Connecticut	5.000	03/15/30	2,457,940
	TOTAL CONNECTICUT			8,152,969

FLORIDA - 8.0%
1,260,000	City of Lakeland FL	5.000	11/15/26	1,582,144
1,695,000	City of Miami Beach FL	5.000	09/01/24	2,125,632
1,000,000	County of Miami-Dade FL Aviation Revenue	5.000	10/01/29	1,240,740
1,000,000	County of Orange FL	5.000	10/01/21	1,170,260
1,295,000	Florida Higher Educational Facilities Financial Authority	5.000	04/01/26	1,622,894
1,000,000	Florida Higher Educational Facilities Financial Authority	5.000	04/01/30	1,213,790
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,445,206
1,250,000	Miami Beach Redevelopment Agency	5.000	02/01/24	1,560,138
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,698,579
500,000	Orange County Health Facilities Authority	5.000	10/01/27	630,555
1,500,000	Orange County Health Facilities Authority	5.000	10/01/39	1,782,930
1,425,000	Orange County Health Facilities Authority	5.375	10/01/41	1,548,946
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,760,665
3,000,000	School District of Broward County	5.000	07/01/26	3,807,930
500,000	School District of Broward County	5.000	07/01/31	608,885
	TOTAL FLORIDA			24,799,294

GEORGIA - 1.4%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,246,990
1,130,000	Private Colleges & Universities Authority	5.000	04/01/17	1,151,764
1,735,000	Private Colleges & Universities Authority	5.000	04/01/21	1,990,340
	TOTAL GEORGIA			4,389,094

GUAM - 0.4%
1,000,000	Territory of Guam	5.000	12/01/30	1,201,110
	TOTAL GUAM			1,201,110

HAWAII - 1.4%
2,500,000	State of Hawaii	5.000	10/01/24	3,145,725
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,162,720
	TOTAL HAWAII			4,308,445

ILLINOIS - 8.2%
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,445,220
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,129,960
2,085,000	Chicago State University	5.500	12/01/23	2,320,959
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,402,951
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,094,470
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,717,095
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,162,360
237

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	City of Chicago IL, GO	5.500%	01/01/35	$1,589,490
650,000	City of Chicago IL, GO	5.500	01/01/37	686,042
500,000	City of Chicago IL, GO	5.500	01/01/42	525,980
1,750,000	County of Cook IL	5.000	11/15/31	2,073,383
400,000	Illinois Finance Authority	5.000	05/01/21	460,680
500,000	Illinois Finance Authority	5.000	11/01/21	583,825
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/24	1,232,280
2,000,000	Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,468,160
2,000,000	State of Illinois	5.000	06/01/28	2,273,780
1,500,000	State of Illinois, GO	5.000	06/15/19	1,651,500
635,000	State of Illinois, GO	6.250	12/15/20	690,258
	TOTAL ILLINOIS			25,508,393

INDIANA - 1.5%
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,340,925
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,260,973
	TOTAL INDIANA			4,601,898

KANSAS - 0.4%
1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,199,590
	TOTAL KANSAS			1,199,590

KENTUCKY - 1.8%
2,000,000	Kentucky Turnpike Authority	5.000	07/01/26	2,530,520
1,250,000	Paducah Electric Plant Board	5.000	10/01/34	1,466,750
1,250,000	Paducah Electric Plant Board	5.000	10/01/35	1,460,875
	TOTAL KENTUCKY			5,458,145

LOUISIANA - 0.8%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,149,480
1,000,000	State of Louisiana	5.000	08/01/26	1,265,280
	TOTAL LOUISIANA			2,414,760

MARYLAND - 1.7%
1,400,000	Maryland Economic Development Corp	5.000	03/31/36	1,670,732
3,000,000	State of Maryland	5.000	08/01/23	3,737,880
	TOTAL MARYLAND			5,408,612

MASSACHUSETTS - 1.5%
1,040,000	Massachusetts Department of Transportation	5.000	01/01/32	1,160,588
1,000,000	Massachusetts Development Finance Agency	5.000	04/15/25	1,155,190
500,000	Massachusetts Development Finance Agency	5.000	12/01/29	625,230
750,000	Massachusetts Development Finance Agency	5.000	12/01/30	933,217
750,000	Massachusetts Development Finance Agency	5.000	12/01/31	928,613
10,000	Massachusetts School Building Authority	5.000	08/15/37	10,326
	TOTAL MASSACHUSETTS			4,813,164
238

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MICHIGAN - 5.6%
$4,000,000	Michigan Finance Authority	5.000%	04/01/21	$4,566,280
1,500,000	Michigan Finance Authority	5.000	07/01/22	1,762,350
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,415,980
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,468,380
1,100,000	Michigan Finance Authority	5.000	07/01/35	1,278,068
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,116,060
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,120,910
1,000,000	Michigan Finance Authority, GO	5.000	10/01/22	1,217,020
500,000	Michigan State Building Authority	5.000	04/15/22	596,895
	TOTAL MICHIGAN			17,541,943

MINNESOTA - 1.9%
1,000,000	Minnesota Rural Water Finance Authority, Inc	2.000	10/01/17	1,010,240
500,000	Northern Municipal Power Agency	5.000	01/01/26	629,790
500,000	Northern Municipal Power Agency	5.000	01/01/28	619,285
350,000	Northern Municipal Power Agency	5.000	01/01/31	425,313
1,715,000	University of Minnesota	5.000	08/01/21	2,022,071
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,191,810
	TOTAL MINNESOTA			5,898,509

MISSISSIPPI - 2.4%
750,000	Mississippi Development Bank	5.000	04/01/23	898,897
1,500,000	Mississippi Development Bank	5.000	03/01/24	1,790,070
750,000	Mississippi Development Bank	5.000	04/01/24	913,335
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,506,588
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,270,553
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,172,660
	TOTAL MISSISSIPPI			7,552,103

MISSOURI - 3.7%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,518,020
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,244,480
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,256,520
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,246,980
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	4,003,965
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,142,197
	TOTAL MISSOURI			11,412,162

NEBRASKA - 0.4%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,184,040
	TOTAL NEBRASKA			1,184,040

NEVADA - 0.4%
1,000,000	Las Vegas Redevelopment Agency	5.000	06/15/26	1,236,330
	TOTAL NEVADA			1,236,330

NEW JERSEY - 1.0%
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,249,190
239

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,475,000	New Jersey Educational Facilities Authority	5.000%	07/01/33	$1,726,546
	TOTAL NEW JERSEY			2,975,736

NEW YORK - 8.5%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,241,290
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,256,110
1,000,000	County of Nassau NY	5.000	10/01/26	1,267,300
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,158,950
5,000,000	New York City Water & Sewer System	5.250	06/15/40	5,552,150
5,000,000	New York City Water & Sewer System	5.000	06/15/46	5,931,900
1,495,000	New York Counties Tobacco Trust VI	2.450	06/01/42	1,480,887
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,341,305
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,091,950
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,705,863
750,000	Utility Debt Securitization Authority	5.000	06/15/24	905,025
1,000,000	Westchester County Local Development Corp	5.000	11/01/24	1,228,450
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,248,700
	TOTAL NEW YORK			26,409,880

NORTH CAROLINA - 1.4%
900,000	North Carolina Medical Care Commission	5.000	10/01/18	956,565
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,215,660
1,180,000	North Carolina Medical Care Commission	5.000	10/01/35	1,305,021
	TOTAL NORTH CAROLINA			4,477,246

NORTH DAKOTA - 0.3%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	1,016,360
	TOTAL NORTH DAKOTA			1,016,360

OHIO - 3.6%
115,000	American Municipal Power, Inc	5.250	02/15/33	121,090
1,885,000	American Municipal Power, Inc	5.250	02/15/33	1,996,460
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,460,412
2,000,000	City of Cleveland OH Airport System Revenue	5.000	01/01/25	2,462,140
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,083,040
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,024,440
1,660,000	State of Ohio, GO	5.000	01/15/21	1,906,510
1,000,000	State of Ohio, GO	5.000	08/01/21	1,181,630
	TOTAL OHIO			11,235,722

OKLAHOMA - 0.5%
1,220,000	Oklahoma Development Finance Authority	5.000	08/15/24	1,523,194
	TOTAL OKLAHOMA			1,523,194

PENNSYLVANIA - 3.1%
1,100,000	Allegheny County Higher Education Building Authority	5.000	03/01/29	1,347,797
2,000,000	Commonwealth of Pennsylvania	5.000	09/15/23	2,432,040
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	796,900
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,443,360
240

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		Pennsylvania State University	5.000%	03/01/40	$2,785,875
		TOTAL PENNSYLVANIA			9,805,972

RHODE ISLAND - 2.2%
2,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,374,640
1,900,000		Rhode Island Health & Educational Building Corp	5.000	09/01/39	2,088,917
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,357,080
		TOTAL RHODE ISLAND			6,820,637

SOUTH CAROLINA - 0.4%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,127,213
		TOTAL SOUTH CAROLINA			1,127,213

SOUTH DAKOTA - 0.7%
390,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/22	466,187
415,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/23	504,657
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	615,485
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	574,126
		TOTAL SOUTH DAKOTA			2,160,455

TEXAS - 7.1%
1,000,000		Central Texas Regional Mobility Authority	5.000	01/01/35	1,181,350
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,237,812
1,000,000		City of Houston TX	5.000	03/01/26	1,273,740
1,095,000		City of Lubbock TX	5.000	02/15/25	1,381,342
1,500,000		City of Lubbock TX	5.000	02/15/25	1,892,250
1,000,000		County of Denton TX	5.000	07/15/25	1,283,040
1,220,000		Dallas Area Rapid Transit	5.000	12/01/37	1,444,138
1,570,000		Houston Independent School District	5.000	02/15/24	1,965,248
3,000,000		State of Texas	5.000	10/01/23	3,741,540
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	477,090
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,998,675
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,140,400
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,668,688
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,751,103
		TOTAL TEXAS			22,436,416

UTAH - 0.4%
1,000,000		Utah Transit Authority	4.000	12/15/31	1,129,320
		TOTAL UTAH			1,129,320

VIRGIN ISLANDS - 1.7%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,377,960
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,843,100
		TOTAL VIRGIN ISLANDS			5,221,060

VIRGINIA - 0.1%
200,000		Alexandria Industrial Development Authority	2.000	10/01/16	200,000
241

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Alexandria Industrial Development Authority	3.000%	10/01/17	$254,957
		TOTAL VIRGINIA			454,957

WASHINGTON - 5.6%
1,955,000		Energy Northwest	5.000	07/01/23	2,377,984
750,000		Energy Northwest	5.000	07/01/24	943,597
3,150,000		Port of Seattle WA	5.500	09/01/17	3,277,418
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,098,860
3,000,000		State of Washington, GO	5.250	02/01/22	3,628,020
5,000,000	g,i	Tender Option Bond Trust Receipts	1.140	11/01/24	5,000,000
		TOTAL WASHINGTON			17,325,879

WEST VIRGINIA - 0.9%
805,000		Berkeley County Public Service Sewer District	5.000	06/01/28	987,518
1,500,000		City of Princeton WV	5.000	05/01/21	1,697,070
		TOTAL WEST VIRGINIA			2,684,588

		TOTAL LONG-TERM MUNICIPAL BONDS			305,991,039
		(Cost $294,908,393)

		TOTAL INVESTMENTS - 98.3%			305,991,039
		(Cost $294,908,393)
		OTHER ASSETS & LIABILITIES, NET - 1.7%			5,380,390
		NET ASSETS - 100.0%			$311,371,429

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2016, the aggregate value of these securities was $12,478,944 or 4.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
242

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 99.2%

COMMERCIAL PAPER - 5.1%
$4,500,000	y	Coca-Cola Co	0.650%	10/05/16	$4,499,675
1,500,000		Korea Development Bank	0.730	10/04/16	1,499,909
8,545,000	y	Microsoft Corp	0.470	10/05/16	8,544,554
1,650,000	y	Microsoft Corp	0.460	10/06/16	1,649,895
2,525,000	y	Nestle Capital Corp	0.590	10/04/16	2,524,883
400,000	y	Nestle Capital Corp	0.440	10/06/16	399,975
3,750,000	y	Novartis Finance Corp	0.470	10/04/16	3,749,853
3,000,000	y	Novartis Finance Corp	0.430	10/07/16	2,999,785
3,820,000		Province of British Columbia Canada	0.440 - 0.580	10/03/16	3,819,891
1,925,000		Province of Ontario Canada	0.450	10/03/16	1,924,952
1,350,000	y	PSP Capital, Inc	0.650	10/03/16	1,349,952
4,725,000	y	PSP Capital, Inc	0.630	10/06/16	4,724,613
5,000,000	y	Roche Holdings, Inc	0.440	10/03/16	4,999,878
1,000,000	y	Svenska Handelsbanken AB	0.640	10/05/16	999,929
		TOTAL COMMERCIAL PAPER			43,687,744

GOVERNMENT AGENCY DEBT - 56.2%
4,500,000		Federal Agricultural Mortgage Corp (FAMC)	0.330	10/04/16	4,499,876
4,000,000		FAMC	0.270 - 0.400	10/11/16	3,999,628
1,468,000		FAMC	0.460	11/03/16	1,467,381
2,500,000		FAMC	0.340	11/18/16	2,498,867
2,765,000		FAMC	0.290	12/09/16	2,763,463
4,600,000		FAMC	0.500	12/16/16	4,595,144
3,000,000		FAMC	0.520	02/24/17	2,993,673
2,000,000		FAMC	0.010	03/06/17	1,995,667
1,000,000		FAMC	0.520	03/23/17	997,501
1,445,000		FAMC	0.550	03/24/17	1,441,159
5,800,000		Federal Farm Credit Bank (FFCB)	0.250 - 0.500	10/11/16	5,799,333
5,000,000		FFCB	0.250	10/12/16	4,999,618
2,000,000		FFCB	0.240	10/13/16	1,999,840
6,500,000		FFCB	0.240 - 0.500	10/18/16	6,499,079
4,000,000		FFCB	0.240	10/24/16	3,999,387
4,700,000		FFCB	0.230	10/25/16	4,699,279
2,000,000		FFCB	0.390	10/31/16	1,999,350
3,000,000		FFCB	0.200 - 0.400	11/01/16	2,999,311
2,000,000		FFCB	0.200	11/02/16	1,999,644
200,000		FFCB	0.440	11/03/16	199,919
1,965,000		FFCB	0.360	11/08/16	1,964,253
3,000,000		FFCB	0.520	11/09/16	2,998,310
2,815,000		FFCB	0.440	11/10/16	2,813,624
1,500,000		FFCB	0.440	11/16/16	1,499,157
400,000		FFCB	0.400	12/28/16	399,609
540,000		FFCB	0.460	01/13/17	539,282
1,900,000		FFCB	0.475	02/01/17	1,896,917
243

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$783,000	FFCB	0.650%	07/12/17	$778,985
5,000,000	Federal Home Loan Bank (FHLB)	0.335	10/07/16	4,999,721
3,000,000	FHLB	0.305	10/11/16	2,999,746
4,052,000	FHLB	0.300 - 0.420	10/12/16	4,051,596
2,580,000	FHLB	0.300	10/13/16	2,579,742
11,950,000	FHLB	0.300 - 0.380	10/14/16	11,948,503
4,288,000	FHLB	0.320 - 0.350	10/17/16	4,287,371
3,570,000	FHLB	0.220 - 0.470	10/18/16	3,569,501
2,000,000	FHLB	0.360	10/19/16	1,999,640
1,300,000	FHLB	0.280	10/20/16	1,299,808
10,705,000	FHLB	0.295 - 0.310	10/21/16	10,703,213
8,842,000	FHLB	0.280 - 0.310	10/24/16	8,840,295
5,392,000	FHLB	0.220 - 0.300	10/25/16	5,391,034
10,400,000	FHLB	0.320 - 0.380	10/26/16	10,397,478
3,000,000	FHLB	0.295	10/27/16	2,999,361
14,700,000	FHLB	0.300 - 0.310	10/28/16	14,696,655
2,600,000	FHLB	0.250	10/31/16	2,599,458
7,800,000	FHLB	0.315 - 0.335	11/01/16	7,797,833
4,900,000	FHLB	0.320	11/02/16	4,898,606
4,500,000	FHLB	0.335	11/03/16	4,498,618
5,000,000	FHLB	0.330	11/04/16	4,998,442
4,000,000	FHLB	0.320	11/09/16	3,998,613
13,492,000	FHLB	0.260 - 0.480	11/14/16	13,486,768
8,803,000	FHLB	0.260 - 0.370	11/16/16	8,799,519
3,070,000	FHLB	0.265 - 0.340	11/18/16	3,068,715
5,300,000	FHLB	0.343	11/23/16	5,297,324
1,200,000	FHLB	0.250 - 0.420	11/25/16	1,199,490
7,915,000	FHLB	0.280 - 0.345	11/29/16	7,911,155
2,000,000	FHLB	0.340	11/30/16	1,998,867
3,765,000	FHLB	0.270	12/05/16	3,763,164
10,000,000	FHLB	0.355	12/09/16	9,993,196
1,979,000	FHLB	0.340 - 0.440	12/16/16	1,977,537
3,000,000	FHLB	0.275	12/19/16	2,998,190
11,220,000	FHLB	0.285 - 0.365	12/20/16	11,211,829
5,000,000	FHLB	0.278	12/23/16	4,996,801
6,374,000	FHLB	0.280 - 0.300	12/28/16	6,369,487
3,850,000	FHLB	0.265 - 0.500	01/06/17	3,847,156
5,500,000	FHLB	0.340 - 0.460	01/18/17	5,494,156
4,400,000	FHLB	0.340 - 0.420	01/25/17	4,394,483
5,000,000	FHLB	0.400	02/22/17	4,992,000
450,000	FHLB	0.580	03/08/17	448,854
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.440	10/03/16	999,976
5,672,000	FHLMC	0.300 - 0.320	10/06/16	5,671,762
2,120,000	FHLMC	0.370	10/07/16	2,119,869
3,790,000	FHLMC	0.380 - 0.390	10/19/16	3,789,265
1,650,000	FHLMC	0.300	10/20/16	1,649,739
5,000,000	FHLMC	0.415	10/21/16	4,998,847
4,385,000	FHLMC	0.320 - 0.515	11/04/16	4,383,212
8,640,000	FHLMC	0.300 - 0.310	11/08/16	8,637,211
2,190,000	FHLMC	0.310 - 0.320	11/10/16	2,189,239
3,000,000	FHLMC	0.300	11/15/16	2,998,875
6,020,000	FHLMC	0.259 - 0.260	11/18/16	6,017,914
10,249,000	FHLMC	0.310	11/22/16	10,244,411
244

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$16,495,000	FHLMC	0.230% - 0.235%	11/28/16	$16,488,807
2,062,000	FHLMC	0.335	12/07/16	2,060,714
5,000,000	FHLMC	0.345	12/14/16	4,996,454
3,302,000	FHLMC	0.280	12/19/16	3,299,971
200,000	FHLMC	0.355	12/22/16	199,838
330,000	FHLMC	0.400	12/30/16	329,670
11,074,000	FHLMC	0.355	01/04/17	11,063,626
145,000	FHLMC	0.440	02/06/17	144,773
5,000,000	FHLMC	0.450	02/10/17	4,991,750
6,500,000	FHLMC	0.875	02/22/17	6,509,099
3,000,000	FHLMC	0.490	03/21/17	2,993,018
1,200,000	Federal National Mortgage Association (FNMA)	0.420	10/05/16	1,199,944
7,520,000	FNMA	0.455	10/17/16	7,518,821
2,000,000	FNMA	0.360	10/18/16	1,999,660
5,000,000	FNMA	0.260	10/19/16	4,999,350
4,000,000	FNMA	0.250	10/26/16	3,999,305
4,000,000	FNMA	0.260	11/02/16	3,999,076
2,000,000	FNMA	0.535	11/04/16	1,998,989
4,380,000	FNMA	0.308	11/09/16	4,378,613
4,555,000	FNMA	0.250	11/16/16	4,553,545
2,000,000	FNMA	0.320	11/23/16	1,999,058
8,572,000	FNMA	0.335	12/07/16	8,566,689
5,430,000	FNMA	0.350	12/14/16	5,426,124
4,760,000	FNMA	0.250	12/16/16	4,757,488
6,675,000	FNMA	0.295	12/21/16	6,670,569
4,200,000	FNMA	0.440	02/15/17	4,192,967
2,000,000	FNMA	0.440	03/01/17	1,996,309
3,500,000	FNMA	0.750	03/14/17	3,503,828
2,000,000	Tennessee Valley Authority (TVA)	0.240	10/04/16	1,999,960
	TOTAL GOVERNMENT AGENCY DEBT			477,679,516

TREASURY DEBT - 21.0%
2,980,000	United States Treasury Bill	0.266	10/06/16	2,979,890
9,700,000	United States Treasury Bill	0.395	10/13/16	9,698,922
10,985,000	United States Treasury Bill	0.391	10/20/16	10,983,209
8,860,000	United States Treasury Bill	0.265	10/27/16	8,858,465
2,000,000	United States Treasury Bill	0.263	11/03/16	1,999,519
6,840,000	United States Treasury Bill	0.316	11/10/16	6,837,714
8,733,000	United States Treasury Bill	0.290	11/17/16	8,729,720
3,000,000	United States Treasury Bill	0.436	11/25/16	2,998,418
11,450,000	United States Treasury Bill	0.320	12/01/16	11,443,875
5,250,000	United States Treasury Bill	0.320	12/08/16	5,246,869
6,995,000	United States Treasury Bill	0.315	12/22/16	6,990,413
7,785,000	United States Treasury Bill	0.385	12/29/16	7,778,458
4,870,000	United States Treasury Bill	0.363	01/05/17	4,866,331
4,610,000	United States Treasury Bill	0.388	01/19/17	4,604,602
3,000,000	United States Treasury Bill	0.309	02/02/17	2,996,807
1,000,000	United States Treasury Bill	0.436	02/16/17	998,331
2,000,000	United States Treasury Bill	0.480	02/23/17	1,996,133
7,800,000	United States Treasury Note	0.375	10/31/16	7,799,497
9,860,000	United States Treasury Note	0.625	11/15/16	9,862,268
3,000,000	United States Treasury Note	0.500	11/30/16	3,000,068
6,150,000	United States Treasury Note	0.875	11/30/16	6,154,502
245

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,500,000		United States Treasury Note	0.625%	12/15/16	$6,502,631
9,380,000		United States Treasury Note	0.500	01/31/17	9,382,514
8,655,000		United States Treasury Note	0.625	02/15/17	8,660,257
10,185,000		United States Treasury Note	0.500	02/28/17	10,186,024
1,260,000		United States Treasury Note	0.875	02/28/17	1,262,198
7,015,000		United States Treasury Note	0.750	03/15/17	7,023,682
8,080,000		United States Treasury Note	0.500	03/31/17	8,080,441
1,000,000		United States Treasury Note	0.750	06/30/17	1,001,009
		TOTAL TREASURY DEBT			178,922,767

VARIABLE RATE SECURITIES - 16.9%
4,750,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.521	11/23/16	4,750,000
5,000,000	i	FAMC	0.497	01/03/17	5,000,000
4,800,000	i	FAMC	0.723	06/07/17	4,800,000
4,750,000	i	FAMC	0.586	09/06/17	4,750,000
2,000,000	i	Federal Farm Credit Bank (FFCB)	0.480	12/30/16	1,999,652
3,000,000	i	FFCB	0.440	01/13/17	3,000,000
6,800,000	i	FFCB	0.505	01/24/17	6,799,899
1,400,000	i	FFCB	0.567	02/13/17	1,399,795
3,500,000	i	FFCB	0.525	03/02/17	3,500,004
2,000,000	i	FFCB	0.500	03/09/17	1,999,647
3,000,000	i	FFCB	0.500	04/10/17	3,000,000
10,000,000	i	FFCB	0.650	05/30/17	10,008,030
14,000,000	i	FFCB	0.519	06/15/17	13,999,048
4,000,000	i	FFCB	0.530	06/27/17	3,997,620
3,000,000	i	FFCB	0.511	07/17/17	2,999,839
4,700,000	i	FFCB	0.563	08/04/17	4,696,417
5,000,000	i	FFCB	0.587	08/15/17	5,000,000
3,400,000	i	FFCB	0.575	02/02/18	3,394,979
3,000,000	i	FFCB	0.696	02/23/18	2,999,372
2,900,000	i	FFCB	0.520	03/09/18	2,893,685
2,000,000	i	FFCB	0.578	03/22/18	1,997,039
5,000,000	i	Federal Home Loan Bank (FHLB)	0.669	02/17/17	4,999,284
5,000,000	i	FHLB	0.667	02/23/18	5,000,963
7,750,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.532	01/13/17	7,749,980
3,000,000	i	FHLMC	0.562	04/27/17	2,999,652
7,000,000	i	FHLMC	0.666	07/21/17	6,999,422
4,700,000	i	FHLMC	0.707	11/13/17	4,700,000
2,000,000	i	Federal National Mortgage Association (FNMA)	0.540	01/26/17	2,000,102
4,044,000	i	FNMA	0.552	07/20/17	4,041,350
5,000,000	i	FNMA	0.540	08/16/17	4,999,558
7,000,000	i	FNMA	0.533	10/05/17	6,996,590
		TOTAL VARIABLE RATE SECURITIES			143,471,927

		TOTAL SHORT-TERM INVESTMENTS			843,761,954
		(Cost $843,761,954)

		TOTAL INVESTMENTS- 99.2%			843,761,954
		(Cost $843,761,954)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			6,658,231
		NET ASSETS - 100.0%			$850,420,185
246

TIAA-CREF FUNDS - Money Market Fund

Abbreviation(s):

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/16, the aggregate value of these securities was $36,442,992 or 4.3% of net assets.
247

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 14, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 14, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: November 14, 2016	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer